UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23117

JPMorgan Trust IV

(Exact name of registrant as specified in charter)

277 Park Avenue

New York, NY 10172

(Address of principal executive offices) (Zip code)

Gregory S. Samuels

277 Park Avenue

New York, NY 10172

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last Day of February

Date of reporting period: March 1, 2023 through February 29, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

Annual Report
J.P. Morgan Money Market Funds
February 29, 2024
JPMorgan Prime Money Market Fund
JPMorgan Institutional Tax Free Money Market Fund
JPMorgan Securities Lending Money Market Fund
JPMorgan Liquid Assets Money Market Fund
JPMorgan U.S. Government Money Market Fund
JPMorgan U.S. Treasury Plus Money Market Fund
JPMorgan Federal Money Market Fund
JPMorgan 100% U.S. Treasury Securities Money Market Fund
JPMorgan Tax Free Money Market Fund
JPMorgan Municipal Money Market Fund
JPMorgan California Municipal Money Market Fund
JPMorgan New York Municipal Money Market Fund

The following disclosure applies to the JPMorgan Liquid Assets Money Market Fund, JPMorgan Tax Free Money Market Fund, JPMorgan Municipal Money Market Fund, JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund.
You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. A Fund may impose a fee upon the sale of your shares. An investment in a Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor is not required to reimburse a Fund for losses, and you should not expect that the sponsor will provide financial support to the Funds at any time, including during periods of market stress.
The following disclosure applies to the JPMorgan Prime Money Market Fund, JPMorgan Institutional Tax Free Money Market Fund and JPMorgan Securities Lending Money Market Fund.
You could lose money by investing in a Fund. Because the share price of each Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. A Fund may impose a fee upon the sale of your shares. An investment in a Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor is not required to reimburse a Fund for losses, and you should not expect that the sponsor will provide financial support to the Funds at any time, including during periods of market stress.
Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.
The following disclosure applies to the JPMorgan U.S. Government Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund, JPMorgan Federal Money Market Fund and the JPMorgan 100% U.S. Treasury Securities Money Market Fund.
You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor is not required to reimburse a Fund for losses, and you should not expect that the sponsor will provide financial support to the Funds at any time, including during periods of market stress.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

Letter to Shareholders
April 10, 2024 (Unaudited)
Dear Shareholder,
Overall, financial markets generally rallied from the final months of 2023 through the first quarter of 2024 as leading central banks declined to raise interest rates further. For the twelve months ended February 29, 2024, equity markets largely outperformed bond markets driven by four consecutive months of net gains in U.S. equity prices.

“Regardless of the market environ-
ment, JPMorgan Global Liquidity will
strive to continue to provide investors
with quality short-term fixed income
solutions, supported by our global
expertise and resources.”
— John T. Donohue

Even as interest rates remained elevated throughout the period, economic data were stronger than many economists expected. While economic growth itself was relatively weak in the first half of 2023, U.S. gross domestic product rose by 4.9% in the third quarter and 3.4% in the fourth quarter. The U.S. unemployment rate increased somewhat during the second half of the year but remained below 4% for the entire 12 month period. Monthly job growth data periodically surpassed certain consensus forecasts of economists.
The U.S. Federal Reserve (the “Fed”) continued to raise interest rates at regular intervals through the end of summer 2023, then settled on a benchmark lending rate range of 5.25% - 5.50%. The European Central Bank and the Bank of England also raised interest rates regularly into the third quarter of 2023 and then held rates at those levels for the remainder of the period.
The actions of the three central banks have raised some investors’ expectations for lower interest rates in 2024 and optimism about the potential for an economic “soft landing.”
There remain significant risks to the macroeconomic outlook. Slower economic growth brought on by elevated interest rates, could leave the U.S. economy more vulnerable to potential shocks from geopolitical events, natural disasters or political turmoil. Additionally, financial markets volatility may increase significantly if the Fed decides against reducing interest rates to the extent expected by investors. However, the overall economic outlook remains positive and financial markets appear to be less volatile than one year ago.
Regardless of the market environment, JPMorgan Global Liquidity will strive to continue to provide investors with quality short-term fixed income solutions, supported by our global expertise and resources. On behalf of JPMorgan Global Liquidity, we thank you for your continued partnership and trust in our company and our products.
Sincerely,

John T. Donohue
CEO Asset Management Americas & Head of Global Liquidity
J.P. Morgan Asset Management

February 29, 2024	J.P. Morgan Money Market Funds	1

JPMorgan Prime Money Market Fund
FUND FACTS
TWELVE MONTHS ENDED February 29, 2024 (Unaudited)

Objective†	Seeks current income while seeking to maintain liquidity and a low volatility of principal
Primary Investments	High quality, short-term, U.S. dollar-denominated money market instruments
Suggested investment time frame	Short-term
Share classes offered	Academy, Agency, Capital, Empower, IM, Institutional Class, Morgan, Premier and Reserve
Net Assets as of February 29, 2024	$86.3 Billion
Weighted Average Maturity(a)	44 calendar days
Weighted Average Life(b)	59 calendar days

MATURITY SCHEDULE(a) (c)
1 calendar day	46.9%
2–7 calendar days	15.5
8–30 calendar days	4.9
31–60 calendar days	9.3
61–90 calendar days	5.0
91–180 calendar days	9.0
181+ calendar days	9.4

7-DAY SEC YIELD AS OF February 29, 2024(d)
Academy Shares	5.54%
Agency Shares	5.45
Capital Shares	5.54
Empower Shares	5.53
IM Shares	5.59
Institutional Class Shares	5.50
Morgan Shares	5.19
Premier Shares	5.27
Reserve Shares	4.98
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).
An investment in a money market fund is not insured by the FDIC or any other government agency.
†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(a)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

(b)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

(c)	Percentages indicated are based upon total investments as of February 29, 2024.
(d)
The yields for Academy Shares, Agency Shares, Capital Shares, Empower Shares, IM Shares, Institutional Class Shares, Morgan Shares, Premier
Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 5.54%, 5.43%, 5.54%, 5.53%, 5.59%, 5.49%, 5.19%, 5.27% and 3.65% for Academy Shares, Agency Shares, Capital
Shares, Empower Shares, IM Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Prime Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

2	J.P. Morgan Money Market Funds	February 29, 2024

JPMorgan Institutional Tax Free Money Market Fund
FUND FACTS
TWELVE MONTHS ENDED February 29, 2024 (Unaudited)

Objective†	Aims to provide current income, while seeking to maintain liquidity and a low volatility of principal(a)
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, Capital, IM and Institutional Class
Net Assets as of February 29, 2024	$1.4 Billion
Weighted Average Maturity(b)	20 calendar days
Weighted Average Life(c)	20 calendar days

MATURITY SCHEDULE(b) (d)
1 calendar day	27.8%
2–7 calendar days	45.8
8–30 calendar days	6.5
31–60 calendar days	6.9
61–90 calendar days	5.4
91–180 calendar days	7.6

7-DAY SEC YIELD AS OF February 29, 2024(e)
Agency Shares	3.11%
Capital Shares	3.21
IM Shares	3.26
Institutional Class Shares	3.16
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).
An investment in a money market fund is not insured by the FDIC or any other government agency.
†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(a)	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
(b)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

(c)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

(d)	Percentages indicated are based upon total investments as of February 29, 2024.
(e)
The yields for Agency Shares, Capital Shares, IM Shares and Institutional Class Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 3.09%, 3.21%, 3.26% and 3.14% for Agency Shares,
Capital Shares, IM Shares and Institutional Class Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Institutional Tax Free Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

February 29, 2024	J.P. Morgan Money Market Funds	3

JPMorgan Securities Lending Money Market Fund
FUND FACTS
TWELVE MONTHS ENDED February 29, 2024 (Unaudited)

Objective†	Seeks current income while seeking to maintain liquidity and a low volatility of principal
Primary Investments	High quality, short-term, U.S. dollar-denominated money market instruments
Suggested investment time frame	Short-term
Share classes offered	Agency SL
Net Assets as of February 29, 2024	$2.5 Billion
Weighted Average Maturity(a)	24 calendar days
Weighted Average Life(b)	38 calendar days

MATURITY SCHEDULE(a) (c)
1 calendar day	63.1%
2–7 calendar days	10.3
8–30 calendar days	3.2
31–60 calendar days	8.0
61–90 calendar days	7.4
91–180 calendar days	6.0
181+ calendar days	2.0

7-DAY SEC YIELD AS OF February 29, 2024(d)
Agency SL Shares	5.64%
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).
An investment in a money market fund is not insured by the FDIC or any other government agency.
†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(a)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

(b)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

(c)	Percentages indicated are based upon total investments as of February 29, 2024.
(d)	The yield for Agency SL Shares reflects the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yield would have been 5.57% for Agency SL Shares.
An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Securities Lending Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

4	J.P. Morgan Money Market Funds	February 29, 2024

JPMorgan Liquid Assets Money Market Fund
FUND FACTS
TWELVE MONTHS ENDED February 29, 2024 (Unaudited)

Objective†	Seeks current income with liquidity and stability of principal
Primary Investments
High quality, short-term instruments including corporate notes,
U.S.government securities, asset-backed securities, repurchase agreements, commercial paper, funding agreements, certificates of deposit, municipal obligations and bank obligations

Suggested investment time frame	Short-term
Share classes offered	Agency, Capital, Institutional Class, Investor, Morgan, Premier and Reserve
Net Assets as of February 29, 2024	$62 Billion
Weighted Average Maturity(a)	42 calendar days
Weighted Average Life(b)	57 calendar days

MATURITY SCHEDULE(a) (c)
1 calendar day	51.3%
2–7 calendar days	12.5
8–30 calendar days	3.3
31–60 calendar days	8.6
61–90 calendar days	7.2
91–180 calendar days	8.0
181+ calendar days	9.1

7-DAY SEC YIELD AS OF February 29, 2024(d)
Agency Shares	5.44%
Capital Shares	5.52
Institutional Class Shares	5.49
Investor Shares	5.17
Morgan Shares	5.09
Premier Shares	5.24
Reserve Shares	4.98
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).
An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.
†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(a)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

(b)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

(c)	Percentages indicated are based upon total investments as of February 29, 2024.
(d)
The yields for Agency Shares, Capital Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares and Reserve Shares
reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been
5.37%, 5.47%, 5.42%, 5.10%, 5.04%, 5.21% and 4.95% for Agency Shares, Capital Shares, Institutional Class Shares, Investor Shares, Morgan
Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Liquid Assets Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

February 29, 2024	J.P. Morgan Money Market Funds	5

JPMorgan U.S. Government Money Market Fund
FUND FACTS
TWELVE MONTHS ENDED February 29, 2024 (Unaudited)

Objective†	Seeks high current income with liquidity and stability of principal
Primary Investments	High quality, short-term securities issued or guaranteed by the U.S. government or by U.S. government agencies or instrumentalities and repurchase agreements collateralized by such obligations
Suggested investment time frame	Short-term
Share classes offered	Academy, Agency, Capital, Empower, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service
Net Assets as of February 29, 2024	$267.5 Billion
Weighted Average Maturity(a)	46 calendar days
Weighted Average Life(b)	100 calendar days

MATURITY SCHEDULE(a) (c)
1 calendar day	45.2%
2–7 calendar days	10.9
8–30 calendar days	8.3
31–60 calendar days	13.7
61–90 calendar days	6.7
91–180 calendar days	6.3
181+ calendar days	8.9

7-DAY SEC YIELD AS OF February 29, 2024(d)
Academy Shares	5.33%
Agency Shares	5.25
Capital Shares	5.33
Empower Shares	5.33
IM Shares	5.38
Institutional Class Shares	5.30
Investor Shares	5.02
Morgan Shares	4.91
Premier Shares	5.07
Reserve Shares	4.80
Service Shares	4.44
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).
An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.
†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(a)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

(b)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

(c)	Percentages indicated are based upon total investments as of February 29, 2024.
(d)
The yields for Academy Shares, Agency Shares, Capital Shares, Empower Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan
Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 5.33%, 5.23%, 5.33%, 5.33%, 5.38%, 5.28%, 5.02%, 4.91%, 5.07%, 4.80% and
4.44% for Academy Shares, Agency Shares, Capital Shares, Empower Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan
Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan U.S. Government Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

6	J.P. Morgan Money Market Funds	February 29, 2024

JPMorgan U.S. Treasury Plus Money Market Fund
FUND FACTS
TWELVE MONTHS ENDED February 29, 2024 (Unaudited)

Objective†	Seeks current income with liquidity and stability of principal
Primary Investments
Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes and other obligations issued or guaranteed by the
U.S.Treasury and repurchase agreements collateralized by
U.S. Treasury securities

Suggested investment time frame	Short-term
Share classes offered	Academy, Agency, Capital, Empower, IM, Institutional Class, Investor, Morgan, Premier and Reserve
Net Assets as of February 29, 2024	$41 Billion
Weighted Average Maturity(a)	51 calendar days
Weighted Average Life(b)	92 calendar days

MATURITY SCHEDULE(a) (c)
1 calendar day	33.6%
2–7 calendar days	16.5
8–30 calendar days	7.6
31–60 calendar days	10.2
61–90 calendar days	8.6
91–180 calendar days	17.6
181+ calendar days	5.9

7-DAY SEC YIELD AS OF February 29, 2024(d)
Academy Shares	5.32%
Agency Shares	5.24
Capital Shares	5.32
Empower Shares	5.32
IM Shares	5.36
Institutional Class Shares	5.29
Investor Shares	5.00
Morgan Shares	4.89
Premier Shares	5.05
Reserve Shares	4.78
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).
An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.
†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(a)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

(b)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

(c)	Percentages indicated are based upon total investments as of February 29, 2024.
(d)
The yields for Academy Shares, Agency Shares, Capital Shares, Empower Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan
Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 5.31%, 5.20%, 5.31%, 5.31%, 5.36%, 5.25%, 5.00%, 4.88%, 5.05% and 4.78% for Academy Shares,
Agency Shares, Capital Shares, Empower Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares and
Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan U.S. Treasury Plus Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

February 29, 2024	J.P. Morgan Money Market Funds	7

JPMorgan Federal Money Market Fund
FUND FACTS
TWELVE MONTHS ENDED February 29, 2024 (Unaudited)

Objective†	Aims to provide current income while still preserving capital and maintaining liquidity
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes as well as debt obligations issued or guaranteed by U.S. government agencies or instrumentalities
Suggested investment time frame	Short-term
Share classes offered	Agency, Institutional Class, Morgan and Premier
Net Assets as of February 29, 2024	$7.2 Billion
Weighted Average Maturity(a)	48 calendar days
Weighted Average Life(b)	96 calendar days

MATURITY SCHEDULE(a) (c)
1 calendar day	23.8%
2–7 calendar days	3.4
8–30 calendar days	24.5
31–60 calendar days	22.4
61–90 calendar days	10.8
91–180 calendar days	11.1
181+ calendar days	4.0

7-DAY SEC YIELD AS OF February 29, 2024(d)
Agency Shares	5.23%
Institutional Class Shares	5.29
Morgan Shares	4.89
Premier Shares	5.04
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).
An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.
†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(a)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

(b)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

(c)	Percentages indicated are based upon total investments as of February 29, 2024.
(d)
The yields for Agency Shares, Institutional Class Shares, Morgan Shares and Premier Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 5.19%, 5.25%, 4.86% and 5.04% for Agency
Shares, Institutional Class Shares, Morgan Shares and Premier Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Federal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

8	J.P. Morgan Money Market Funds	February 29, 2024

JPMorgan 100% U.S. Treasury Securities Money Market Fund
FUND FACTS
TWELVE MONTHS ENDED February 29, 2024 (Unaudited)

Objective†	Aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes
Suggested investment time frame	Short-term
Share classes offered	Academy, Agency, Capital, Empower, IM, Institutional Class, Morgan, Premier and Reserve
Net Assets as of February 29, 2024	$183.6 Billion
Weighted Average Maturity(a)	53 calendar days
Weighted Average Life(b)	95 calendar days

MATURITY SCHEDULE(a) (c)
1 calendar day	9.0%
2–7 calendar days	9.2
8–30 calendar days	29.0
31–60 calendar days	27.2
61–90 calendar days	11.0
91–180 calendar days	10.3
181+ calendar days	4.3

7-DAY SEC YIELD AS OF February 29, 2024(d)
Academy Shares	5.33%
Agency Shares	5.24
Capital Shares	5.33
Empower Shares	5.33
IM Shares	5.35
Institutional Class Shares	5.30
Morgan Shares	4.90
Premier Shares	5.04
Reserve Shares	4.78
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).
An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.
†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(a)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

(b)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

(c)	Percentages indicated are based upon total investments as of February 29, 2024.
(d)
The yields for Academy Shares, Agency Shares, Capital Shares, Empower Shares, IM Shares, Institutional Class Shares, Morgan Shares, Premier
Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 5.30%, 5.19%, 5.30%, 5.30%, 5.35%, 5.25%, 4.87%, 5.03% and 4.78% for Academy Shares, Agency Shares, Capital
Shares, Empower Shares, IM Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan 100% U.S. Treasury Securities Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

February 29, 2024	J.P. Morgan Money Market Funds	9

JPMorgan Tax Free Money Market Fund
FUND FACTS
TWELVE MONTHS ENDED February 29, 2024 (Unaudited)

Objective†	Aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity(a)
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, Institutional Class, Morgan, Premier and Reserve
Net Assets as of February 29, 2024	$10.2 Billion
Weighted Average Maturity(b)	34 calendar days
Weighted Average Life(c)	34 calendar days

MATURITY SCHEDULE(b) (d)
1 calendar day	20.5%
2–7 calendar days	45.4
8–30 calendar days	6.3
31–60 calendar days	7.5
61–90 calendar days	6.7
91–180 calendar days	9.5
181+ calendar days	4.1

7-DAY SEC YIELD AS OF February 29, 2024(e)
Agency Shares	3.13%
Institutional Class Shares	3.18
Morgan Shares	2.79
Premier Shares	2.95
Reserve Shares	2.69
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).
An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.
†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(a)	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
(b)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

(c)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

(d)	Percentages indicated are based upon total investments as of February 29, 2024.
(e)
The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 3.11%, 3.16%, 2.74%, 2.95% and 2.69%
for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Tax Free Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

10	J.P. Morgan Money Market Funds	February 29, 2024

JPMorgan Municipal Money Market Fund
FUND FACTS
TWELVE MONTHS ENDED February 29, 2024 (Unaudited)

Objective†	Seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal(a)
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, Institutional Class, Morgan, Premier and Service
Net Assets as of February 29, 2024	$1.6 Billion
Weighted Average Maturity(b)	36 calendar days
Weighted Average Life(c)	36 calendar days

MATURITY SCHEDULE(b) (d)
1 calendar day	30.8%
2–7 calendar days	36.6
8–30 calendar days	0.9
31–60 calendar days	9.0
61–90 calendar days	9.1
91–180 calendar days	9.0
181+ calendar days	4.6

7-DAY SEC YIELD AS OF February 29, 2024(e)
Agency Shares	3.17%
Institutional Class Shares	3.22
Morgan Shares	2.83
Premier Shares	2.99
Service Shares	2.36
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).
An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.
†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(a)	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
(b)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

(c)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

(d)	Percentages indicated are based upon total investments as of February 29, 2024.
(e)
The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 3.13%, 3.19%, 2.80%, 2.99% and 2.31%
for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

February 29, 2024	J.P. Morgan Money Market Funds	11

JPMorgan California Municipal Money Market Fund
FUND FACTS
TWELVE MONTHS ENDED February 29, 2024 (Unaudited)

Objective†	Aims to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity(a)
Primary Investments
California short-term municipal obligations, the interest on which is excluded from gross income for federal income tax purposes, exempt from California personal income taxes and is not subject to the federal alternative minimum tax on individuals.

Suggested investment time frame	Short-term
Share classes offered	Agency, Institutional Class, Morgan, Premier and Service
Net Assets as of February 29, 2024	$0.4 Billion
Weighted Average Maturity(b)	26 calendar days
Weighted Average Life(c)	26 calendar days

MATURITY SCHEDULE(b) (d)
1 calendar day	18.0%
2–7 calendar days	47.5
8–30 calendar days	8.9
31–60 calendar days	7.5
61–90 calendar days	14.4
91–180 calendar days	1.2
181+ calendar days	2.5

7-DAY SEC YIELD AS OF February 29, 2024(e)
Agency Shares	3.04%
Institutional Class Shares	3.09
Morgan Shares	2.70
Premier Shares	2.84
Service Shares	2.23
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).
An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.
†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(a)	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
(b)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

(c)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

(d)	Percentages indicated are based upon total investments as of February 29, 2024.
(e)
The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 2.91%, 2.96%, 2.61%, 2.75% and 2.08%
for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan California Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

12	J.P. Morgan Money Market Funds	February 29, 2024

JPMorgan New York Municipal Money Market Fund
FUND FACTS
TWELVE MONTHS ENDED February 29, 2024 (Unaudited)

Objective†
Aims to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and
New York City personal income taxes, while still preserving capital and maintaining liquidity(a)

Primary Investments
New York short-term municipal obligations, the interest on which is excluded from gross income for federal income tax purposes, exempt from New York personal income taxes and is not subject to the federal alternative minimum tax on individuals.

Suggested investment time frame	Short-term
Share classes offered	Agency, Institutional Class, Morgan, Premier, Reserve and Service
Net Assets as of February 29, 2024	$2.3 Billion
Weighted Average Maturity(b)	29 calendar days
Weighted Average Life(c)	29 calendar days

MATURITY SCHEDULE(b) (d)
1 calendar day	22.9%
2–7 calendar days	58.8
8–30 calendar days	0.3
31–60 calendar days	3.3
61–90 calendar days	0.4
91–180 calendar days	9.8
181+ calendar days	4.5

7-DAY SEC YIELD AS OF February 29, 2024(e)
Agency Shares	3.08%
Institutional Class Shares	3.13
Morgan Shares	2.74
Premier Shares	2.90
Reserve Shares	2.63
Service Shares	2.29
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).
An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.
†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(a)	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
(b)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

(c)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

(d)	Percentages indicated are based upon total investments as of February 29, 2024.
(e)
The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 3.06%, 3.11%,
2.64%, 2.90%, 2.38% and 2.29% for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service
Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan New York Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

February 29, 2024	J.P. Morgan Money Market Funds	13

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 17.8%
Barclays Capital, Inc., 5.61%, dated 2/29/2024, due 4/4/2024, repurchase price $296,609, collateralized by Collateralized Mortgage Obligations, 0.00% - 8.94%, due 5/15/2028 - 1/25/2069, with a value of $318,600.	295,000	295,000
Barclays Capital, Inc., 5.63%, dated 2/29/2024, due 4/4/2024, repurchase price $150,821, collateralized by Collateralized Mortgage Obligations, 2.69% - 8.41%, due 10/15/2028 - 1/25/2069, with a value of $162,000.	150,000	150,000
BMO Capital Markets Corp., 5.42%, dated 2/29/2024, due 3/6/2024, repurchase price $80,072, collateralized by Asset-Backed Securities, 0.00% - 13.34%, due 11/15/2027 - 12/27/2066, Collateralized Mortgage Obligations, 0.00% - 8.60%, due 2/25/2025 - 2/25/2069, Corporate Notes and Bonds, 1.60% - 9.00%, due 5/14/2024 - 12/1/2049, FNMA, 8.32% - 17.69%, due 12/26/2041 - 2/25/2049, GNMA, 4.50%, due 7/20/2052 and Sovereign Government Securities, 1.63%, due 1/22/2025, with a value of $86,398.	80,000	80,000
BMO Capital Markets Corp., 5.42%, dated 2/29/2024, due 3/6/2024, repurchase price $80,072, collateralized by Asset-Backed Securities, 0.00% - 13.76%, due 11/15/2027 - 2/25/2067, Collateralized Mortgage Obligations, 0.00% - 8.60%, due 11/25/2032 - 2/25/2069, Corporate Notes and Bonds, 1.00% - 9.00%, due 10/18/2024 - 3/1/2031, FNMA, 8.32% - 17.69%, due 10/25/2029 - 2/25/2049 and Sovereign Government Securities, 1.63%, due 1/22/2025, with a value of $86,746.	80,000	80,000
BMO Capital Markets Corp., 5.45%, dated 2/29/2024, due 3/7/2024, repurchase price $100,106, collateralized by Asset-Backed Securities, 0.00% - 13.77%, due 4/15/2026 - 11/25/2066, Collateralized Mortgage Obligations, 0.00% - 8.19%, due 9/25/2034 - 5/25/2068, Corporate Notes and Bonds, 1.00% - 9.00%, due 6/12/2024 - 12/1/2049, FNMA, 6.50% - 11.57%, due 9/25/2041 - 3/25/2054 and Sovereign Government Securities, 1.63%, due 1/22/2025, with a value of $109,409.	100,000	100,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BNP Paribas SA, 5.40%, dated 2/29/2024, due 3/5/2024, repurchase price $425,319, collateralized by Asset-Backed Securities, 7.63%, due 1/15/2037, Collateralized Mortgage Obligations, 3.87%, due 3/25/2062, Corporate Notes and Bonds, 1.20% - 7.38%, due 11/1/2025 - 1/15/2083 and FNMA, 8.67% - 10.97%, due 4/25/2042 - 7/27/2043, with a value of $447,442.	425,000	425,000
BNP Paribas SA, 5.40%, dated 2/29/2024, due 3/6/2024, repurchase price $660,594, collateralized by Asset-Backed Securities, 3.15% - 7.81%, due 4/22/2030 - 4/25/2051, Collateralized Mortgage Obligations, 0.00% - 12.57%, due 10/27/2024 - 9/25/2068, Corporate Notes and Bonds, 0.00% - 7.38%, due 3/3/2024 - 1/15/2083^^, FNMA, 4.25% - 11.27%, due 5/27/2042 - 11/25/2059 and Sovereign Government Securities, 2.66% - 6.25%, due 5/24/2031 - 1/5/2054, with a value of $702,352.	660,000	660,000
BNP Paribas SA, 5.46%, dated 2/29/2024, due 3/6/2024, repurchase price $100,091, collateralized by Corporate Notes and Bonds, 10.50%, due 2/15/2028, with a value of $108,116.	100,000	100,000
BNP Paribas SA, 5.66%, dated 2/29/2024, due 4/4/2024, repurchase price $130,715, collateralized by Asset-Backed Securities, 3.88% - 9.02%, due 1/25/2033 - 12/25/2066, Corporate Notes and Bonds, 0.00% - 11.00%, due 9/20/2025 - 3/15/2082^^ and Sovereign Government Securities, 3.50%, due 7/9/2041, with a value of $144,647.	130,000	130,000
BNP Paribas SA, 5.66%, dated 2/29/2024, due 4/4/2024, repurchase price $140,770, collateralized by Corporate Notes and Bonds, 5.38% - 10.75%, due 7/1/2025 - 3/22/2030, with a value of $153,341.	140,000	140,000
BNP Paribas SA, 5.66%, dated 2/29/2024, due 4/4/2024, repurchase price $442,421, collateralized by Asset-Backed Securities, 0.01% - 13.08%, due 4/28/2025 - 3/25/2068, with a value of $491,001.	440,000	440,000
BofA Securities, Inc., 5.34%, dated 2/29/2024, due 3/1/2024, repurchase price $70,010, collateralized by Commercial Paper, 0.00%, due 4/8/2024 - 12/17/2024 and FHLMC, 4.00%, due 9/1/2045 - 7/15/2049, with a value of $73,500.	70,000	70,000
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Money Market Funds	February 29, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
BofA Securities, Inc., 5.34%, dated 2/29/2024, due 3/1/2024, repurchase price $450,067, collateralized by Commercial Paper, 0.00%, due 3/11/2024 - 9/16/2024 and U.S. Treasury Securities, 4.25%, due 2/28/2031, with a value of $464,287.	450,000	450,000
BofA Securities, Inc., 5.35%, dated 2/29/2024, due 3/1/2024, repurchase price $90,013, collateralized by Commercial Paper, 0.00%, due 3/5/2024 - 10/30/2024, with a value of $94,500.	90,000	90,000
BofA Securities, Inc., 5.39%, dated 2/29/2024, due 3/1/2024, repurchase price $75,011, collateralized by Corporate Notes and Bonds, 1.65% - 7.63%, due 3/3/2024 - 9/30/2059, with a value of $78,750.	75,000	75,000
BofA Securities, Inc., 5.39%, dated 2/29/2024, due 3/1/2024, repurchase price $250,037, collateralized by Corporate Notes and Bonds, 1.09% - 7.78%, due 3/17/2024 - 12/15/2066, with a value of $262,500.	250,000	250,000
BofA Securities, Inc., 5.44%, dated 2/29/2024, due 3/1/2024, repurchase price $120,018, collateralized by Corporate Notes and Bonds, 0.00% - 14.00%, due 8/1/2024 - 12/31/2079^^ and Sovereign Government Securities, 11.95%, due 8/5/2031, with a value of $129,600.	120,000	120,000
BofA Securities, Inc., 5.34%, dated 2/29/2024, due 3/7/2024, repurchase price $80,083, collateralized by Commercial Paper, 0.00%, due 3/7/2024 - 5/3/2024, with a value of $84,000.	80,000	80,000
BofA Securities, Inc., 5.35%, dated 2/29/2024, due 3/7/2024, repurchase price $120,125, collateralized by Commercial Paper, 0.00%, due 3/1/2024 - 4/17/2024, with a value of $126,000.	120,000	120,000
BofA Securities, Inc., 5.39%, dated 2/29/2024, due 3/7/2024, repurchase price $150,157, collateralized by Corporate Notes and Bonds, 1.25% - 7.13%, due 3/12/2024 - 11/15/2060, with a value of $157,500.	150,000	150,000
BofA Securities, Inc., 5.69%, dated 2/29/2024, due 4/4/2024, repurchase price $402,213, collateralized by Collateralized Mortgage Obligations, 0.00% - 10.43%, due 8/25/2031 - 12/25/2063, Commercial Paper, 0.00%, due 4/8/2024 and FNMA, 3.67% - 14.82%, due 8/25/2033 - 10/25/2059, with a value of $431,444.	400,000	400,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Credit Agricole Corporate and Investment Bank SA, 5.40%, dated 2/29/2024, due 3/7/2024, repurchase price $140,147, collateralized by Asset-Backed Securities, 2.31% - 8.59%, due 12/10/2029 - 10/15/2056, Collateralized Mortgage Obligations, 2.76% - 6.73%, due 3/17/2036 - 12/17/2053, Corporate Notes and Bonds, 1.60% - 7.75%, due 5/5/2024 - 10/1/2051^^, FNMA, 8.67%, due 11/25/2043 and Sovereign Government Securities, 0.75% - 8.88%, due 4/15/2024 - 10/21/2030, with a value of $149,511.	140,000	140,000
Fixed Income Clearing Corp., 5.30%, dated 2/29/2024, due 3/1/2024, repurchase price $1,500,221, collateralized by U.S. Treasury Securities, 1.13% - 3.88%, due 4/30/2029 - 2/15/2051, with a value of $1,530,000.	1,500,000	1,500,000
Fixed Income Clearing Corp., 5.31%, dated 2/29/2024, due 3/1/2024, repurchase price $2,500,369, collateralized by U.S. Treasury Securities, 2.75% - 4.38%, due 8/31/2028 - 11/15/2040, with a value of $2,550,000.	2,500,000	2,500,000
Goldman Sachs & Co. LLC, 5.66%, dated 2/29/2024, due 4/9/2024, repurchase price $100,629, collateralized by Asset-Backed Securities, 4.60% - 7.15%, due 9/1/2027 - 7/17/2046, Collateralized Mortgage Obligations, 4.30% - 5.76%, due 2/25/2034 - 10/15/2046 and Corporate Notes and Bonds, 0.00% - 12.00%, due 5/15/2024 - 3/7/2082^^, with a value of $107,993.	100,000	100,000
Goldman Sachs & Co. LLC, 5.69%, dated 2/29/2024, due 4/9/2024, repurchase price $573,604, collateralized by Asset-Backed Securities, 0.00% - 14.28%, due 10/25/2025 - 5/15/2069, Collateralized Mortgage Obligations, 0.00% - 11.57%, due 8/17/2026 - 12/16/2072 and Corporate Notes and Bonds, 0.00% - 10.25%, due 3/17/2024 - 3/7/2082^^, with a value of $612,000.	570,000	570,000
HSBC Securities USA, Inc., 5.43%, dated 2/29/2024, due 3/1/2024, repurchase price $20,003, collateralized by Asset-Backed Securities, 2.44% - 6.23%, due 9/15/2026 - 4/20/2062, with a value of $21,203.	20,000	20,000
HSBC Securities USA, Inc., 5.43%, dated 2/29/2024, due 3/1/2024, repurchase price $350,053, collateralized by Corporate Notes and Bonds, 0.70% - 8.25%, due 1/15/2025 - 2/15/2055, FHLMC, 7.00%, due 11/1/2053 and Sovereign Government Securities, 5.25%, due 11/25/2027, with a value of $367,231.	350,000	350,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	15

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
ING Financial Markets LLC, 5.40%, dated 2/29/2024, due 3/1/2024, repurchase price $11,002, collateralized by Corporate Notes and Bonds, 1.45% - 5.54%, due 11/22/2024 - 11/1/2029, with a value of $11,552.	11,000	11,000
ING Financial Markets LLC, 5.40%, dated 2/29/2024, due 3/1/2024, repurchase price $125,019, collateralized by Corporate Notes and Bonds, 1.38% - 7.50%, due 11/15/2024 - 4/1/2064 and Sovereign Government Securities, 5.00% - 5.65%, due 6/15/2045 - 9/27/2047, with a value of $131,839.	125,000	125,000
ING Financial Markets LLC, 5.55%, dated 2/29/2024, due 4/29/2024, repurchase price $504,625, collateralized by Common Stocks, with a value of $545,078.	500,000	500,000
Mitsubishi UFJ Trust & Banking Corp., 5.45%, dated 2/29/2024, due 3/7/2024, repurchase price $1,001,060, collateralized by Corporate Notes and Bonds, 0.00% - 4.70%, due 4/1/2024 - 2/25/2032, with a value of $1,050,159.	1,000,000	1,000,000
Pershing LLC, 5.71%, dated 2/29/2024, due 5/9/2024, repurchase price $151,666, collateralized by Commercial Paper, 0.00%, due 5/10/2024 and U.S. Treasury Securities, 0.00% - 5.00%, due 4/2/2024 - 11/15/2053, with a value of $155,605.	150,000	150,000
RBC Capital Markets LLC, 5.42%, dated 2/29/2024, due 3/5/2024, repurchase price $250,188, collateralized by Certificates of Deposit, 0.00% - 5.80%, due 5/3/2024 - 8/21/2024, Commercial Paper, 0.00%, due 6/12/2024 - 11/25/2024 and Corporate Notes and Bonds, 1.88% - 5.90%, due 3/8/2024 - 2/9/2064, with a value of $262,500.	250,000	250,000
Societe Generale SA, 5.38%, dated 2/29/2024, due 3/1/2024, repurchase price $250,037, collateralized by Asset-Backed Securities, 1.94% - 8.21%, due 6/15/2029 - 2/25/2068, Collateralized Mortgage Obligations, 2.50% - 4.67%, due 11/25/2048 - 6/25/2058, Corporate Notes and Bonds, 0.63% - 7.85%, due 4/30/2024 - 9/14/2077^^, FNMA, 7.37% - 8.82%, due 12/27/2033 - 3/25/2042 and Sovereign Government Securities, 0.75% - 8.88%, due 6/19/2024 - 1/15/2050, with a value of $262,782.	250,000	250,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Societe Generale SA, 5.40%, dated 2/29/2024, due 3/1/2024, repurchase price $135,020, collateralized by Asset-Backed Securities, 1.94% - 8.21%, due 6/15/2029 - 2/25/2068, Collateralized Mortgage Obligations, 2.50% - 4.67%, due 11/25/2048 - 12/17/2052, Corporate Notes and Bonds, 0.95% - 7.25%, due 6/25/2024 - 6/3/2060, FNMA, 7.37% - 10.32%, due 12/27/2033 - 9/25/2042 and Sovereign Government Securities, 0.75% - 4.95%, due 9/22/2024 - 6/10/2044^^, with a value of $142,636.	135,000	135,000
Societe Generale SA, 5.45%, dated 2/29/2024, due 3/1/2024, repurchase price $140,021, collateralized by Asset-Backed Securities, 5.90% - 7.39%, due 7/25/2035 - 4/25/2037, Collateralized Mortgage Obligations, 5.92% - 9.47%, due 9/15/2034 - 11/15/2038, Corporate Notes and Bonds, 1.95% - 10.50%, due 1/30/2025 - 11/15/2066, FNMA, 9.67% - 10.82%, due 4/25/2042 - 5/26/2043 and Sovereign Government Securities, 3.25% - 9.38%, due 4/15/2024 - 2/17/2045, with a value of $151,153.	140,000	140,000
Societe Generale SA, 5.47%, dated 2/29/2024, due 3/5/2024, repurchase price $475,361, collateralized by Asset-Backed Securities, 5.90% - 7.39%, due 7/25/2035 - 8/25/2036, Collateralized Mortgage Obligations, 4.77% - 9.47%, due 9/15/2034 - 1/15/2049, Corporate Notes and Bonds, 1.13% - 13.38%, due 5/1/2024 - 12/31/2079^^, FNMA, 10.82%, due 3/25/2043 - 5/26/2043 and Sovereign Government Securities, 3.25% - 9.88%, due 4/15/2024 - 11/14/2053, with a value of $512,713.	475,000	475,000
Societe Generale SA, 5.40%, dated 2/29/2024, due 3/6/2024, repurchase price $215,194, collateralized by Asset-Backed Securities, 1.94% - 3.27%, due 6/15/2029 - 11/25/2064, Collateralized Mortgage Obligations, 2.50% - 4.50%, due 10/17/2050 - 6/25/2058, Corporate Notes and Bonds, 0.63% - 7.85%, due 6/25/2024 - 7/15/2080^^, FNMA, 7.37% - 8.82%, due 12/27/2033 - 3/25/2042 and Sovereign Government Securities, 0.75% - 4.95%, due 6/19/2024 - 9/2/2070, with a value of $226,395.	215,000	215,000
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Money Market Funds	February 29, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Societe Generale SA, 5.65%, dated 2/29/2024, due 5/6/2024, repurchase price $520,415, collateralized by Asset-Backed Securities, 5.94% - 7.39%, due 7/25/2035 - 4/25/2037, Collateralized Mortgage Obligations, 4.77% - 9.47%, due 9/15/2034 - 1/15/2049, Corporate Notes and Bonds, 1.65% - 11.75%, due 4/1/2024 - 11/1/2066^^, FNMA, 9.67% - 11.07%, due 4/25/2042 - 5/26/2043 and Sovereign Government Securities, 3.25% - 9.88%, due 4/15/2024 - 11/14/2053, with a value of $563,440.	515,000	515,000
TD Securities (USA) LLC, 5.39%, dated 2/29/2024, due 3/1/2024, repurchase price $200,030, collateralized by Corporate Notes and Bonds, 3.25% - 7.96%, due 12/15/2025 - 6/15/2053, with a value of $210,032.	200,000	200,000
TD Securities (USA) LLC, 5.41%, dated 2/29/2024, due 3/6/2024, repurchase price $600,541, collateralized by Corporate Notes and Bonds, 2.53% - 7.95%, due 2/1/2025 - 1/19/2055, with a value of $630,663.	600,000	600,000
TD Securities (USA) LLC, 5.44%, dated 2/29/2024, due 3/6/2024, repurchase price $390,354, collateralized by Corporate Notes and Bonds, 4.15% - 7.00%, due 5/1/2025 - 3/15/2059, FHLB, 0.38% - 6.80%, due 4/24/2024 - 11/8/2038, FHLMC, 1.52% - 5.00%, due 12/25/2026 - 5/25/2033, FNMA, 2.70%, due 6/25/2025 and Sovereign Government Securities, 4.38% - 5.53%, due 4/4/2024 - 6/29/2026, with a value of $405,826.	390,000	390,000
TD Securities (USA) LLC, 5.66%, dated 2/29/2024, due 4/26/2024, repurchase price $126,120, collateralized by Corporate Notes and Bonds, 2.13% - 7.20%, due 2/21/2026 - 2/7/2039, with a value of $132,571.	125,000	125,000
UBS Securities LLC, 5.50%, dated 2/29/2024, due 3/7/2024, repurchase price $400,428, collateralized by Certificates of Deposit, 4.50% - 5.45%, due 4/12/2024 - 6/30/2028, Commercial Paper, 0.00%, due 5/2/2024 and Corporate Notes and Bonds, 0.80% - 11.75%, due 8/8/2024 - 1/18/2082^^, with a value of $423,855.	400,000	400,000
Wells Fargo Securities LLC, 5.44%, dated 2/29/2024, due 3/6/2024, repurchase price $85,077, collateralized by Certificates of Deposit, 0.00% - 5.86%, due 5/3/2024 - 5/3/2030, with a value of $89,345.	85,000	85,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wells Fargo Securities LLC, 5.76%, dated 2/29/2024, due 5/9/2024, repurchase price $176,960, collateralized by Sovereign Government Securities, 0.38% - 7.88%, due 1/31/2025 - 10/6/2070, with a value of $186,309.	175,000	175,000
Wells Fargo Securities LLC, 5.76%, dated 2/29/2024, due 5/16/2024, repurchase price $50,616, collateralized by Sovereign Government Securities, 4.50% - 5.00%, due 10/23/2026 - 9/15/2032, with a value of $53,257.	50,000	50,000
Total Repurchase Agreements (Cost $15,376,000)		15,376,000
Municipal Bonds — 0.6%
Alaska — 0.1%
Alaska Housing Finance Corp., State Capital Project Series 2022A, Rev., VRDO, LOC : Barclays Bank plc, 5.35%, 3/7/2024 (a)	73,000	73,000
Georgia — 0.0% ^
Macon-Bibb County Industrial Authority, Kumho Tire Georgia Inc., Project, Rev., VRDO, LOC : Korea Development Bank, 5.45%, 3/7/2024 (a) (b)	55,000	55,000
Iowa — 0.1%
Iowa Student Loan Liquidity Corp., Student Loan Series 2023-1, Rev., VRDO, LOC : Royal Bank of Canada, 5.38%, 3/7/2024 (a)	89,800	89,800
Minnesota — 0.1%
Ecmc Group, Inc. Series 23-1, 5.46%, 3/7/2024 (a)	78,418	78,418
New Hampshire — 0.2%
New Hampshire Business Finance Authority, Hanwa Q Cells USA, Inc., Project Series 2024A, Rev., VRDO, LOC : Kookmin Bank, 5.61%, 3/7/2024 (a) (b)	125,000	125,000
New Hampshire Business Finance Authority, University of Nevada Reno Project Series 2023, Rev., VRDO, LOC : Korea Development Bank, 5.45%, 3/7/2024 (a) (b)	26,700	26,700
		151,700
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	17

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — 0.1%
North Texas Higher Education Authority, Inc. Series 2023-1, Rev., VRDO, LOC : Royal Bank of Canada, 5.38%, 3/7/2024 (a)	30,000	30,000
State of Texas, Veterans Series 2023A, GO, VRDO, LIQ : Texas State Comptroller, 5.40%, 3/7/2024 (a)	35,000	35,000
		65,000
Total Municipal Bonds (Cost $512,918)		512,918
U.S. Government Agency Securities — 0.3%
FHLB
DN, 4.99%, 2/3/2025 (c)	120,137	114,725
DN, 4.99%, 2/10/2025 (c)	200,000	190,804
Total U.S. Government Agency Securities (Cost $305,603)		305,529
Corporate Bonds — 0.3%
Banks — 0.3%
Barclays Bank plc (United Kingdom)
(OBFR + 0.20%), 5.51%, 3/1/2024 (b) (d)	170,000	170,000
(OBFR + 0.20%), 5.51%, 3/1/2024 (b) (d)	110,000	110,000
Total Corporate Bonds (Cost $280,000)		280,000
Short Term Investments — 79.8%
Certificates of Deposits — 28.9%
ABN AMRO Bank NV (Netherlands) , 5.44%, 8/27/2024 (c)	143,000	139,213
Agricultural Bank of China Ltd. (China) , 5.84%, 3/18/2024	57,000	57,010
Bank of America NA
(SOFR + 0.17%), 5.48%, 3/1/2024 (d)	140,000	139,981
(SOFR + 0.19%), 5.50%, 3/1/2024 (d)	149,000	148,989
5.84%, 4/5/2024	197,000	197,056
Bank of Montreal (Canada)
(SOFR + 0.53%), 5.84%, 3/1/2024 (d)	56,000	56,026
(SOFR + 0.63%), 5.94%, 3/1/2024 (d)	77,300	77,357
(SOFR + 0.64%), 5.95%, 3/1/2024 (d)	20,000	20,034
5.55%, 6/17/2024 (c)	50,000	49,192
5.37%, 7/11/2024	60,000	59,984
5.90%, 8/1/2024	100,000	100,163
5.54%, 9/3/2024	111,000	111,034
5.99%, 9/11/2024	120,000	120,274
5.26%, 10/7/2024 (c)	45,000	43,553
5.80%, 11/7/2024	143,000	143,313
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
5.50%, 12/4/2024	29,000	29,013
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.55%), 5.86%, 3/1/2024 (d)	70,000	70,155
(SOFR + 0.60%), 5.91%, 3/1/2024 (d)	146,000	146,120
(SOFR + 0.66%), 5.97%, 3/1/2024 (d)	80,000	80,115
(SOFR + 0.70%), 6.01%, 3/1/2024 (d)	70,000	70,030
5.60%, 9/11/2024	72,000	72,061
6.00%, 10/3/2024	55,000	55,158
Barclays Bank plc (United Kingdom) (SOFR + 0.32%), 5.63%, 3/1/2024 (d)	72,000	72,039
BNP Paribas SA (France)
(SOFR + 0.19%), 5.50%, 3/1/2024 (d)	116,000	116,028
(SOFR + 0.55%), 5.86%, 3/1/2024 (d)	110,000	110,050
(SOFR + 0.55%), 5.86%, 3/1/2024 (d)	95,000	95,049
5.71%, 3/4/2024	275,000	275,005
5.78%, 6/7/2024	105,000	105,090
5.91%, 6/20/2024	105,000	105,126
5.31%, 10/2/2024	146,000	145,893
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 0.54%), 5.85%, 3/1/2024 (d)	155,000	155,081
(SOFR + 0.60%), 5.91%, 3/1/2024 (d)	148,000	148,142
(SOFR + 0.60%), 5.91%, 3/1/2024 (d)	86,000	86,089
5.42%, 4/10/2024	156,000	155,961
5.95%, 9/19/2024	130,000	130,294
6.00%, 10/2/2024	95,000	95,264
5.30%, 10/7/2024	78,000	77,940
6.00%, 10/17/2024	108,000	108,333
5.60%, 12/10/2024	70,000	70,089
China Construction Bank Corp. (China)
5.38%, 3/1/2024	300,000	300,000
5.55%, 3/4/2024	60,000	60,001
5.38%, 3/7/2024	145,000	145,000
5.50%, 4/1/2024	57,000	57,003
5.55%, 4/3/2024	60,000	60,009
Cooperatieve Rabobank UA (Netherlands)
(SOFR + 0.69%), 6.02%, 3/1/2024 (d)	117,000	117,184
5.60%, 6/5/2024 (c)	197,000	194,165
5.36%, 7/9/2024 (c)	92,000	90,224
5.74%, 8/14/2024 (c)	160,000	156,088
5.90%, 9/6/2024	89,370	89,664
5.82%, 9/9/2024 (c)	187,000	181,735
5.81%, 9/13/2024 (c)	92,000	89,357
5.81%, 9/18/2024 (c)	76,000	73,762
5.21%, 10/22/2024	100,000	99,929
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Money Market Funds	February 29, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Certificates of Deposits — continued
5.71%, 11/8/2024 (c)	152,000	146,418
5.80%, 11/12/2024	75,000	75,253
5.53%, 12/11/2024 (c)	28,000	26,844
Credit Agricole Corporate and Investment Bank (France)
(SOFR + 0.11%), 5.42%, 3/1/2024 (d)	70,000	70,010
(SOFR + 0.20%), 5.51%, 3/1/2024 (d)	116,000	116,042
(SOFR + 0.50%), 5.81%, 3/1/2024 (d)	95,000	95,075
5.68%, 3/7/2024	77,000	77,003
5.80%, 3/12/2024	220,000	220,020
5.80%, 3/21/2024	100,000	100,017
5.80%, 3/22/2024	61,000	61,011
5.80%, 3/22/2024	60,000	60,011
5.85%, 5/7/2024	230,000	230,180
5.81%, 6/3/2024	145,565	145,702
5.78%, 6/7/2024	77,000	77,069
5.40%, 6/21/2024	200,000	199,983
5.31%, 10/4/2024	85,000	84,930
5.34%, 11/15/2024	5,000	4,998
Credit Agricole SA (France)
5.64%, 3/7/2024 (c)	258,000	257,732
5.26%, 10/1/2024 (c)	85,000	82,349
Credit Industriel et Commercial (France)
(SOFR + 0.52%), 5.83%, 3/1/2024 (d)	171,000	171,095
5.73%, 4/19/2024 (c)	75,000	74,446
5.73%, 5/13/2024 (c)	335,000	331,341
5.78%, 5/13/2024	44,000	44,024
5.80%, 5/29/2024 (c)	387,000	381,842
5.80%, 6/13/2024	40,000	40,031
5.82%, 7/2/2024 (c)	112,000	109,950
5.54%, 9/6/2024	202,000	202,110
5.27%, 10/7/2024 (c)	315,000	304,858
5.28%, 10/8/2024 (c)	172,000	166,438
5.24%, 10/21/2024 (c)	200,000	193,170
5.29%, 10/24/2024 (c)	198,000	191,156
5.26%, 11/1/2024 (c)	60,000	57,860
5.36%, 11/6/2024 (c)	66,000	63,600
First Abu Dhabi Bank USA NV (SOFR + 0.20%), 5.51%, 3/1/2024 (d)	110,000	110,002
Industrial & Commercial Bank of China Ltd. (China)
5.80%, 3/4/2024	103,000	103,004
5.84%, 3/13/2024	58,000	58,007
5.84%, 3/19/2024	200,000	200,033
5.55%, 4/3/2024	107,000	107,014
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
5.65%, 5/1/2024	89,000	89,012
ING Bank NV (Netherlands)
5.96%, 5/29/2024	195,000	195,170
5.25%, 10/21/2024	139,000	138,832
KBC Bank NV (Belgium) , 5.32%, 3/7/2024	275,000	275,000
Kookmin Bank (South Korea) (SOFR + 0.35%), 5.66%, 3/1/2024 (d)	48,000	48,008
Korea Development Bank (South Korea)
(SOFR + 0.34%), 5.65%, 3/1/2024 (d)	29,000	29,021
5.83%, 3/19/2024	15,000	15,003
Mitsubishi UFJ Trust & Banking Corp. (Japan)
(SOFR + 0.18%), 5.49%, 3/1/2024 (d)	148,000	148,001
(SOFR + 0.18%), 5.49%, 3/1/2024 (d)	143,000	142,994
(SOFR + 0.22%), 5.53%, 3/1/2024 (d)	115,000	115,031
(SOFR + 0.28%), 5.59%, 3/1/2024 (d)	130,000	130,063
(SOFR + 0.30%), 5.61%, 3/1/2024 (d)	57,000	57,030
(SOFR + 0.30%), 5.61%, 3/1/2024 (d)	86,000	86,046
(SOFR + 0.47%), 5.78%, 3/1/2024 (d)	155,000	155,094
Mizuho Bank Ltd. (Japan)
(SOFR + 0.10%), 5.41%, 3/1/2024 (d)	134,000	133,997
(SOFR + 0.12%), 5.43%, 3/1/2024 (d)	74,000	73,999
(SOFR + 0.16%), 5.47%, 3/1/2024 (d)	85,000	85,009
(SOFR + 0.18%), 5.49%, 3/1/2024 (d)	145,000	145,018
(SOFR + 0.18%), 5.49%, 3/1/2024 (d)	147,000	147,012
(SOFR + 0.23%), 5.54%, 3/1/2024 (d)	145,000	145,051
5.60%, 3/11/2024	240,000	240,015
5.85%, 4/17/2024	150,000	150,063
5.85%, 5/2/2024	160,000	160,078
5.85%, 5/3/2024	94,000	94,046
5.71%, 5/17/2024	50,000	50,021
5.66%, 5/29/2024	150,000	150,067
MUFG Bank Ltd. (Japan)
(SOFR + 0.18%), 5.49%, 3/1/2024 (d)	50,000	49,995
(SOFR + 0.21%), 5.52%, 3/1/2024 (d)	145,000	145,020
(SOFR + 0.35%), 5.66%, 3/1/2024 (d)	85,000	85,053
5.66%, 5/30/2024	91,000	91,037
5.43%, 7/15/2024	113,000	112,971
National Australia Bank Ltd. (Australia)
5.58%, 3/7/2024 (c)	293,000	292,708
5.59%, 3/18/2024 (c)	113,000	112,703
5.40%, 8/27/2024 (c)	145,000	141,180
5.82%, 10/4/2024 (c)	117,000	113,296
5.27%, 10/9/2024 (c)	93,000	89,991
5.69%, 11/12/2024 (c)	110,000	105,927
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	19

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Certificates of Deposits — continued
Natixis SA (France)
(SOFR + 0.50%), 5.81%, 3/1/2024 (d)	155,000	155,153
5.90%, 6/5/2024	80,000	80,070
5.94%, 6/14/2024	115,000	115,125
5.81%, 7/8/2024	90,000	90,092
5.76%, 8/9/2024	189,000	189,208
5.62%, 9/3/2024	187,000	187,137
5.40%, 9/19/2024	160,000	159,944
Nordea Bank Abp (Finland)
(SOFR + 0.10%), 5.41%, 3/1/2024 (d)	40,000	39,996
(SOFR + 0.51%), 5.82%, 3/1/2024 (d)	64,000	64,031
(SOFR + 0.60%), 5.91%, 3/1/2024 (d)	15,450	15,459
Norinchukin Bank (The)
5.32%, 3/1/2024	225,000	225,000
5.34%, 3/18/2024	100,000	99,999
5.35%, 4/8/2024	268,000	267,990
5.37%, 4/16/2024	90,000	89,998
5.39%, 5/3/2024	266,000	265,987
5.40%, 5/23/2024	150,000	149,996
Oversea-Chinese Banking Corp. Ltd. (Singapore)
(SOFR + 0.10%), 5.41%, 3/1/2024 (d)	60,000	59,999
(SOFR + 0.28%), 5.59%, 3/1/2024 (d)	58,000	58,026
(SOFR + 0.40%), 5.71%, 3/1/2024 (d)	85,000	85,048
Royal Bank of Canada (Canada)
(SOFR + 0.53%), 5.84%, 3/1/2024 (d)	89,000	89,037
(SOFR + 0.60%), 5.91%, 3/1/2024 (d)	64,000	64,058
Skandinaviska Enskilda Banken AB (Sweden)
(SOFR + 0.15%), 5.46%, 3/1/2024 (d)	43,000	43,003
(SOFR + 0.17%), 5.48%, 3/1/2024 (d)	45,000	45,012
(SOFR + 0.65%), 5.96%, 3/1/2024 (d)	85,000	85,126
(SOFR + 0.70%), 6.01%, 3/1/2024 (d)	175,000	175,065
Standard Chartered Bank (United Kingdom)
(SOFR + 0.23%), 5.54%, 3/1/2024 (d)	29,000	29,000
(SOFR + 0.24%), 5.55%, 3/1/2024 (d)	115,000	115,003
(SOFR + 0.41%), 5.72%, 3/1/2024 (d)	150,000	150,005
5.85%, 3/20/2024	114,000	114,024
5.85%, 4/3/2024	94,000	94,035
5.85%, 4/10/2024	63,000	63,028
5.85%, 4/25/2024	90,000	90,053
5.72%, 5/23/2024	150,000	150,062
5.42%, 7/2/2024	160,000	159,964
State Street Bank and Trust Co.
(SOFR + 0.50%), 5.81%, 3/1/2024 (d)	160,000	160,149
(SOFR + 0.52%), 5.83%, 3/1/2024 (d)	160,000	160,079
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
Sumitomo Mitsui Banking Corp. (Japan)
(SOFR + 0.15%), 5.46%, 3/1/2024 (d)	60,000	60,005
(SOFR + 0.17%), 5.48%, 3/1/2024 (d)	60,000	60,002
(SOFR + 0.17%), 5.48%, 3/1/2024 (d)	87,000	87,003
(SOFR + 0.18%), 5.49%, 3/1/2024 (d)	135,000	135,016
(SOFR + 0.18%), 5.49%, 3/1/2024 (d)	147,000	147,003
(SOFR + 0.18%), 5.49%, 3/1/2024 (d)	87,000	86,998
(SOFR + 0.21%), 5.52%, 3/1/2024 (d)	244,000	244,064
(SOFR + 0.30%), 5.61%, 3/1/2024 (d)	58,000	58,030
(SOFR + 0.31%), 5.62%, 3/1/2024 (d)	57,000	57,031
(SOFR + 0.35%), 5.66%, 3/1/2024 (d)	135,000	135,085
5.62%, 3/28/2024	60,000	60,007
5.85%, 4/24/2024	190,000	190,101
5.78%, 5/14/2024	85,000	85,052
5.75%, 5/15/2024	110,000	110,062
5.74%, 5/23/2024	150,000	150,087
Sumitomo Mitsui Trust Bank Ltd. (Japan)
(SOFR + 0.12%), 5.43%, 3/1/2024 (d)	150,000	149,995
(SOFR + 0.16%), 5.47%, 3/1/2024 (d)	72,000	72,009
(SOFR + 0.17%), 5.48%, 3/1/2024 (d)	141,000	141,018
(SOFR + 0.17%), 5.48%, 3/1/2024 (d)	141,000	141,019
(SOFR + 0.17%), 5.48%, 3/1/2024 (d)	87,000	87,000
(SOFR + 0.18%), 5.49%, 3/1/2024 (d)	91,000	91,006
(SOFR + 0.21%), 5.52%, 3/1/2024 (d)	92,000	92,020
(SOFR + 0.21%), 5.52%, 3/1/2024 (d)	54,000	54,011
(SOFR + 0.27%), 5.58%, 3/1/2024 (d)	114,000	114,052
(SOFR + 0.30%), 5.61%, 3/1/2024 (d)	57,000	57,030
5.37%, 4/11/2024	160,000	159,998
5.78%, 5/7/2024	160,000	160,088
5.75%, 5/14/2024	75,000	75,041
5.49%, 6/4/2024 (c)	200,000	197,115
Svenska Handelsbanken AB (Sweden)
(SOFR + 0.18%), 5.49%, 3/1/2024 (d)	90,000	90,019
(SOFR + 0.52%), 5.83%, 3/1/2024 (d)	93,000	93,046
5.57%, 7/2/2024	43,000	43,024
5.90%, 7/12/2024	83,000	83,130
5.91%, 7/16/2024	57,000	57,092
5.90%, 8/1/2024	213,000	213,369
Toronto-Dominion Bank (The) (Canada)
(SOFR + 0.50%), 5.81%, 3/1/2024 (d)	140,000	140,132
(SOFR + 0.65%), 5.96%, 3/1/2024 (d)	83,000	83,138
(SOFR + 0.70%), 6.01%, 3/1/2024 (d)	50,000	50,016
5.54%, 3/13/2024 (c)	165,000	164,687
6.00%, 8/23/2024	100,000	100,225
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Money Market Funds	February 29, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Certificates of Deposits — continued
6.00%, 9/9/2024	146,400	146,779
6.01%, 10/3/2024	35,000	35,109
6.00%, 10/17/2024	83,000	83,279
Wells Fargo Bank NA
(SOFR + 0.50%), 5.81%, 3/1/2024 (d)	55,000	55,059
(SOFR + 0.52%), 5.83%, 3/1/2024 (d)	125,000	125,132
(SOFR + 0.52%), 5.83%, 3/1/2024 (d)	75,000	75,079
(SOFR + 0.53%), 5.84%, 3/1/2024 (d)	91,000	91,051
(SOFR + 0.60%), 5.91%, 3/1/2024 (d)	63,000	63,110
(SOFR + 0.60%), 5.91%, 3/1/2024 (d)	65,000	65,114
(SOFR + 0.60%), 5.91%, 3/1/2024 (d)	160,000	160,365
(SOFR + 0.65%), 5.96%, 3/1/2024 (d)	158,000	158,248
Total Certificates of Deposit (Cost $24,936,943)		24,948,727
Time Deposits — 21.9%
Agricultural Bank of China Ltd.
5.38%, 3/1/2024	170,000	170,000
5.38%, 3/5/2024	150,000	150,000
5.38%, 3/6/2024	170,000	170,000
Australia & New Zealand Banking Group Ltd.
5.31%, 3/1/2024	350,000	350,000
5.32%, 3/5/2024	600,000	600,000
5.32%, 3/6/2024	625,000	625,000
5.32%, 3/7/2024	650,000	650,000
Canadian Imperial Bank of Commerce 5.31%, 3/1/2024	360,000	360,000
China Construction Bank Corp. 5.35%, 3/1/2024	275,000	275,000
Credit Agricole Corporate and Investment Bank
5.31%, 3/1/2024	606,959	606,959
5.34%, 3/5/2024	200,000	200,000
5.34%, 3/7/2024	280,000	280,000
DBS Bank Ltd.
5.34%, 3/1/2024	25,000	25,000
5.34%, 3/4/2024	200,000	200,000
5.34%, 3/6/2024	125,000	125,000
5.34%, 3/7/2024	75,000	75,000
DNB Bank ASA 5.31%, 3/1/2024	950,000	950,000
Erste Group Bank AG 5.32%, 3/1/2024	1,240,000	1,240,000
First Abu Dhabi Bank USA NV 5.32%, 3/1/2024	1,535,000	1,535,000
Industrial & Commercial Bank of China Ltd. 5.35%, 3/1/2024	200,000	200,000
ING Bank NV 5.32%, 3/1/2024	800,000	800,000
Mizuho Bank Ltd.
5.32%, 3/1/2024	1,000,000	1,000,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Time Deposits — continued
5.33%, 3/1/2024	1,350,000	1,350,000
National Bank of Canada (Canada) 5.44%, 3/1/2024	500,000	500,000
Nordea Bank Abp 5.31%, 3/1/2024	2,625,000	2,625,000
Royal Bank of Canada 5.32%, 3/6/2024	355,000	355,000
Skandinaviska Enskilda Banken AB
5.32%, 3/1/2024	630,000	630,000
5.32%, 3/5/2024	1,000,000	1,000,000
Svenska Handelsbanken AB 5.30%, 3/1/2024	1,350,000	1,350,000
Swedbank AB 5.31%, 3/5/2024	500,000	500,000
Total Time Deposits (Cost $18,896,959)		18,896,959
Commercial Paper — 21.4%
Antalis SA (France)
5.56%, 3/12/2024 (c)	97,760	97,586
5.48%, 5/2/2024 (b) (c)	50,000	49,527
ASB Bank Ltd. (New Zealand)
(SOFR + 0.12%), 5.43%, 3/1/2024 (b) (d)	50,000	49,984
Australia & New Zealand Banking Group Ltd. (Australia)
5.42%, 3/5/2024 (c)	125,000	124,908
5.68%, 4/15/2024 (b)	55,000	54,625
5.67%, 4/23/2024 (b)	230,000	228,171
5.34%, 7/17/2024 (c)	76,000	74,446
5.78%, 7/25/2024 (b)	110,000	107,626
5.27%, 10/8/2024 (b)	160,000	154,892
5.13%, 1/14/2025 (b)	75,000	71,649
Bank of China Ltd. (China)
5.84%, 3/14/2024	43,000	42,910
Bank of Montreal (Canada)
(SOFR + 0.47%), 5.78%, 3/1/2024 (d)	30,000	30,026
(SOFR + 0.49%), 5.80%, 3/1/2024 (d)	80,000	80,049
(SOFR + 0.49%), 5.80%, 3/1/2024 (d)	15,000	15,009
(SOFR + 0.53%), 5.84%, 3/1/2024 (d)	30,000	30,018
(SOFR + 0.60%), 5.91%, 3/1/2024 (d)	89,000	89,072
5.67%, 4/3/2024 (c)	86,000	85,565
5.76%, 6/10/2024 (c)	5,000	4,924
5.76%, 6/11/2024 (c)	100,000	98,472
5.78%, 7/29/2024	30,000	29,333
5.72%, 8/12/2024 (c)	60,500	59,036
5.80%, 9/9/2024 (c)	57,000	55,397
5.62%, 11/14/2024	76,000	73,172
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.53%), 5.84%, 3/1/2024 (b) (d)	90,000	90,042
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	21

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
(SOFR + 0.66%), 5.97%, 3/1/2024 (b) (d)	107,000	107,162
5.80%, 6/28/2024 (b)	76,000	74,656
Banner Health
Series 2015, 5.40%, 4/17/2024	25,000	24,996
Barclays Bank plc (United Kingdom)
5.36%, 3/1/2024 (b) (c)	582,785	582,700
Barton Capital SA (France)
5.31%, 3/1/2024 (b)	110,000	109,984
5.70%, 4/10/2024 (c)	99,000	98,392
5.74%, 4/26/2024 (b)	60,000	59,489
5.52%, 6/4/2024 (b)	28,000	27,600
Bedford Row Funding Corp.
(SOFR + 0.20%), 5.51%, 3/1/2024 (b) (d)	50,000	50,004
5.52%, 3/28/2024 (c)	42,000	41,825
5.41%, 6/11/2024 (b)	50,000	49,237
5.79%, 8/21/2024 (c)	90,000	87,709
BNP Paribas SA (France)
5.72%, 5/1/2024 (c)	70,000	69,360
5.74%, 6/7/2024 (c)	89,000	87,708
BNZ International Funding Ltd. (New Zealand)
(SOFR + 0.40%), 5.71%, 3/1/2024 (b) (d)	70,000	70,031
BofA Securities, Inc.
5.56%, 6/10/2024 (c)	141,000	138,848
BPCE SA (France)
5.67%, 6/7/2024 (c)	75,000	73,900
5.55%, 9/3/2024 (c)	200,000	194,522
Canadian Imperial Bank of Commerce (Canada)
5.32%, 3/4/2024 (b)	200,000	199,882
5.32%, 3/5/2024 (b)	400,000	399,705
5.72%, 8/13/2024 (c)	70,000	68,300
Chesham Finance Ltd. (Cayman Islands)
Series 2, 5.42%, 3/12/2024 (b) (c)	100,000	99,822
China Construction Bank Corp. (China)
5.34%, 3/1/2024 (b) (c)	333,000	332,950
Cooperatieve Rabobank UA
5.31%, 3/1/2024 (c)	1,000,000	999,853
Corewell Health
5.55%, 3/5/2024 (c)	37,000	36,972
Credit Agricole Corporate and Investment Bank (France)
5.30%, 3/1/2024 (c)	235,000	234,965
DBS Bank Ltd. (Singapore)
5.36%, 5/14/2024 (b) (c)	100,000	98,896
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
DNB Bank ASA (Norway)
5.68%, 4/16/2024 (c)	57,000	56,608
5.65%, 4/22/2024 (c)	113,000	112,123
5.66%, 6/10/2024 (b)	58,000	57,131
5.73%, 6/13/2024 (c)	85,000	83,689
5.26%, 9/25/2024 (b) (c)	75,000	72,738
5.69%, 11/7/2024 (c)	145,000	139,779
5.12%, 1/2/2025 (b) (c)	22,000	21,042
DZ Bank AG (Germany)
5.31%, 3/1/2024 (b) (c)	300,000	299,956
Erste Abwicklungsanstalt (Germany)
5.35%, 5/2/2024 (b) (c)	100,000	99,042
Federation des Caisses Desjardins du Quebec (Canada)
5.44%, 3/5/2024 (c)	97,000	96,928
First Abu Dhabi Bank PJSC (United Arab Emirates)
5.55%, 3/22/2024 (c)	300,000	299,022
5.55%, 3/28/2024 (c)	212,000	211,122
5.26%, 9/23/2024 (b) (c)	225,000	218,213
5.26%, 9/24/2024 (b) (c)	141,000	136,727
5.27%, 10/3/2024 (b) (c)	146,000	141,393
Glencove Funding DAC (Ireland)
5.41%, 5/7/2024 (b) (c)	50,000	49,493
GTA Funding LLC
5.33%, 9/6/2024 (c)	27,000	26,246
Industrial & Commercial Bank of China Ltd. (China)
5.34%, 3/1/2024 (b) (c)	159,000	158,976
ING US Funding LLC (Netherlands)
5.62%, 3/1/2024 (c)	93,000	92,986
(SOFR + 0.48%), 5.79%, 3/1/2024 (b) (d)	116,000	116,119
(SOFR + 0.53%), 5.84%, 3/1/2024 (b) (d)	130,000	130,049
(SOFR + 0.57%), 5.88%, 3/1/2024 (b) (d)	250,000	250,023
5.67%, 4/1/2024 (c)	92,000	91,560
5.56%, 6/3/2024 (c)	73,000	71,968
5.74%, 6/14/2024 (c)	140,000	137,794
5.74%, 6/14/2024 (c)	146,000	143,699
5.75%, 7/1/2024 (c)	40,000	39,272
5.77%, 7/18/2024 (b)	82,000	80,310
5.37%, 8/23/2024 (c)	93,000	90,595
5.58%, 9/3/2024 (c)	45,000	43,764
5.28%, 10/8/2024 (b) (c)	135,000	130,616
5.18%, 11/1/2024 (b)	89,000	85,810
Kingdom of the Netherlands (Netherlands)
5.32%, 3/1/2024 (b)	550,000	549,919
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Money Market Funds	February 29, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Liberty Street Funding LLC
5.69%, 4/10/2024 (c)	63,650	63,261
Lloyds Bank plc (United Kingdom)
(SOFR + 0.11%), 5.42%, 3/1/2024 (d)	145,000	145,008
5.63%, 3/8/2024 (c)	290,000	289,656
LMA-Americas LLC
5.69%, 4/15/2024 (b)	50,000	49,655
5.69%, 4/16/2024 (c)	50,000	49,648
Long Island Power Authority
Series A-3, 5.40%, 3/15/2024	20,000	20,002
Macquarie Bank Ltd. (Australia)
5.64%, 4/12/2024 (b)	115,000	114,259
5.73%, 4/22/2024 (c)	10,000	9,920
5.73%, 4/25/2024 (b)	55,000	54,537
5.73%, 5/2/2024 (c)	150,000	148,576
5.68%, 5/9/2024 (b)	55,000	54,418
Mizuho Bank Ltd. (Japan)
5.52%, 5/1/2024 (c)	30,000	29,721
5.68%, 5/6/2024 (b)	60,000	59,400
National Australia Bank Ltd. (Australia)
(SOFR + 0.18%), 5.49%, 3/1/2024 (b) (d)	35,000	35,004
(SOFR + 0.50%), 5.81%, 3/1/2024 (b) (d)	150,000	150,070
National Bank of Canada (Canada)
5.65%, 4/3/2024 (c)	146,000	145,264
5.66%, 4/8/2024 (c)	146,000	145,155
5.61%, 5/15/2024 (c)	130,000	128,529
National Westminster Bank plc (United Kingdom)
5.33%, 3/6/2024 (b) (c)	275,000	274,756
Natixis SA (France)
5.56%, 5/1/2024 (c)	55,000	54,495
5.75%, 7/8/2024	155,000	152,028
NatWest Markets plc (United Kingdom)
Series G, 5.32%, 3/5/2024 (b) (c)	280,000	279,789
Nieuw Amsterdam Receivables Corp.
5.38%, 7/10/2024 (b) (c)	43,000	42,164
5.34%, 8/5/2024 (b) (c)	35,000	34,192
Nordea Bank Abp (Finland)
(SOFR + 0.15%), 5.46%, 3/1/2024 (b) (d)	55,000	55,004
5.65%, 4/11/2024 (c)	150,000	149,074
5.64%, 5/3/2024 (c)	40,000	39,625
Old Line Funding LLC
(SOFR + 0.23%), 5.54%, 3/1/2024 (b) (d)	102,000	102,011
(SOFR + 0.32%), 5.63%, 3/1/2024 (b) (d)	45,000	45,017
(SOFR + 0.40%), 5.71%, 3/1/2024 (b) (d)	55,000	55,012
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
(SOFR + 0.42%), 5.73%, 3/1/2024 (b) (d)	100,000	100,024
(SOFR + 0.43%), 5.74%, 3/1/2024 (b) (d)	97,000	97,029
5.73%, 4/29/2024 (b) (c)	100,000	99,097
Podium Funding Trust (Canada)
(SOFR + 0.50%), 5.81%, 3/1/2024 (d)	80,000	80,056
5.54%, 6/5/2024	70,000	68,993
Pricoa Short Term Funding LLC
5.31%, 8/6/2024 (b) (c)	35,000	34,184
Province of Quebec Canada (Canada)
5.37%, 4/29/2024 (b) (c)	90,000	89,207
Royal Bank of Canada (Canada)
(SOFR + 0.31%), 5.62%, 3/1/2024 (b) (d)	140,000	140,069
(SOFR + 0.60%), 5.91%, 3/1/2024 (b) (d)	86,000	86,076
(SOFR + 0.65%), 5.96%, 3/1/2024 (b) (d)	37,000	37,056
(SOFR + 0.65%), 5.96%, 3/1/2024 (b) (d)	63,000	63,096
5.53%, 6/5/2024 (b)	140,000	138,004
5.79%, 9/19/2024 (c)	116,000	112,552
5.85%, 10/11/2024 (c)	80,000	77,368
5.86%, 10/16/2024 (c)	175,000	169,120
5.69%, 11/5/2024 (c)	145,000	139,736
Sanofi SA
5.35%, 3/13/2024 (b)	100,000	99,808
Sheffield Receivables Co. LLC (United Kingdom)
5.32%, 7/31/2024 (c)	50,700	49,556
Skandinaviska Enskilda Banken AB (Sweden)
(SOFR + 0.53%), 5.84%, 3/1/2024 (b) (d)	39,000	39,018
(SOFR + 0.60%), 5.91%, 3/1/2024 (b) (d)	62,000	62,128
(SOFR + 0.65%), 5.96%, 3/1/2024 (b) (d)	50,000	50,072
5.66%, 4/4/2024 (c)	37,000	36,811
5.65%, 5/15/2024 (c)	100,000	98,880
5.66%, 6/7/2024 (c)	155,000	152,735
5.78%, 7/22/2024 (b)	61,000	59,724
Standard Chartered Bank (United Kingdom)
5.72%, 4/17/2024 (c)	124,000	123,124
5.37%, 7/3/2024 (b)	45,000	44,168
Starbird Funding Corp.
(SOFR + 0.19%), 5.50%, 3/1/2024 (b) (d)	37,000	37,004
5.70%, 4/15/2024 (c)	28,000	27,808
5.54%, 6/5/2024 (c)	70,000	68,990
Sumitomo Mitsui Banking Corp. (Japan)
5.68%, 5/6/2024 (b)	60,000	59,405
Svenska Handelsbanken AB (Sweden)
(SOFR + 0.30%), 5.61%, 3/1/2024 (b) (d)	27,000	27,016
5.48%, 6/3/2024 (c)	55,000	54,234
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	23

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
5.74%, 6/11/2024 (c)	108,000	106,375
5.28%, 7/30/2024 (b) (c)	27,000	26,401
5.74%, 8/12/2024 (c)	21,000	20,496
5.63%, 8/21/2024 (c)	186,000	181,295
5.49%, 8/23/2024 (c)	55,000	53,593
5.79%, 9/18/2024 (c)	102,000	99,019
5.83%, 10/1/2024 (b)	110,000	106,587
5.76%, 11/8/2024 (b)	25,000	24,094
Thunder Bay Funding LLC
(SOFR + 0.38%), 5.69%, 3/1/2024 (b) (d)	75,000	75,018
5.73%, 5/1/2024 (b)	75,000	74,309
Toronto-Dominion Bank (The) (Canada)
5.72%, 8/13/2024 (c)	70,000	68,308
5.81%, 8/23/2024 (c)	102,500	99,888
5.34%, 9/9/2024 (c)	57,000	55,415
TotalEnergies Capital (France)
5.32%, 3/7/2024 (b) (c)	100,000	99,896
Toyota Finance Australia Ltd. (Australia)
5.73%, 4/2/2024 (c)	65,000	64,682
Toyota Motor Credit Corp.
5.68%, 8/7/2024 (c)	100,000	97,654
UBS AG (Switzerland)
(SOFR + 0.17%), 5.48%, 3/1/2024 (b) (d)	22,000	22,002
(SOFR + 0.20%), 5.53%, 3/1/2024 (b) (d)	30,000	30,002
5.69%, 3/8/2024 (c)	160,000	159,810
5.68%, 4/5/2024 (c)	84,000	83,549
5.67%, 4/11/2024 (c)	85,000	84,467
5.70%, 4/17/2024 (b)	86,000	85,384
5.66%, 5/7/2024 (b)	85,000	84,136
5.61%, 5/15/2024 (c)	120,000	118,636
5.34%, 8/2/2024 (c)	21,000	20,519
United Overseas Bank Ltd. (Singapore)
5.69%, 4/15/2024 (b)	60,000	59,590
Versailles Commercial Paper LLC
5.53%, 3/8/2024 (b) (c)	50,000	49,941
5.59%, 5/17/2024	82,000	81,037
5.62%, 5/31/2024	50,000	49,308
Westpac Banking Corp. (Australia)
(SOFR + 0.50%), 5.81%, 3/1/2024 (b) (d)	31,000	31,018
5.76%, 9/6/2024 (c)	28,000	27,230
5.83%, 10/10/2024 (b)	60,000	58,071
Total Commercial Paper (Cost $18,440,801)		18,445,747
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Obligations — 7.6%
U.S. Treasury Bills
5.30%, 3/28/2024 (c)	1,200,000	1,195,249
5.31%, 4/4/2024 (c)	555,000	552,229
5.30%, 4/9/2024 (c)	486,000	483,216
5.32%, 4/11/2024 (c)	560,000	556,630
5.31%, 4/16/2024 (c)	990,000	983,312
5.32%, 4/23/2024 (c)	750,000	744,164
5.33%, 5/30/2024 (c)	700,000	690,821
5.10%, 8/1/2024 (c)	453,000	443,114
4.78%, 1/23/2025 (c)	935,000	894,200
Total U.S. Treasury Obligations (Cost $6,545,094)		6,542,935
Total Short Term Investments (Cost $68,819,797)		68,834,368
Total Investments — 98.8% (Cost $85,294,318)		85,308,815
Other Assets Less Liabilities — 1.2%		996,902
NET ASSETS — 100.0%		86,305,717

Percentages indicated are based on net assets.

Abbreviations
DN	Discount Notes
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
OBFR	Overnight Bank Funding Rate
PJSC	Public Joint Stock Company
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
^^
Certain securities are perpetual and thus, do not have
predetermined maturity dates. The coupon rates for
these securities are fixed for a period of time and may
be structured to adjust thereafter. The coupon rates
shown are the rates in effect as of February 29,
2024.

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Money Market Funds	February 29, 2024

(a)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 29, 2024.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	The rate shown is the effective yield as of February 29, 2024.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 29, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	25

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 59.1%
Alabama — 0.3%
Tender Option Bond Trust Receipts/Certificates Series 2023-YX1319, Rev., VRDO, LOC : Barclays Bank plc, 3.34%, 3/7/2024 (a) (b)	4,050	4,050
Alaska — 2.3%
City of Valdez, Exxon Pipeline Co. Project Series 1993A, Rev., VRDO, 3.65%, 3/1/2024 (b)	24,400	24,400
Tender Option Bond Trust Receipts/Certificates Series 2023-XG0518, Rev., VRDO, LIQ : Royal Bank of Canada, 3.34%, 3/7/2024 (a) (b)	8,605	8,605
		33,005
Arizona — 0.3%
Arizona Industrial Development Authority, 67 Flats Project Series 2023A, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 3/7/2024 (b)	2,305	2,305
Arizona Industrial Development Authority, Juniper Square Project Series 2023A, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 3/7/2024 (b)	1,425	1,425
Salt River Pima-Maricopa Indian Community, Rev., VRDO, LOC : Bank of America NA, 3.40%, 3/7/2024 (b)	660	660
		4,390
California — 1.2%
Tender Option Bond Trust Receipts/Certificates
Series 2022-XF3030, Rev., VRDO, LOC : Barclays Bank plc, 4.08%, 3/1/2024 (a) (b)	5,850	5,850
Series 2022-XX1237, GO, VRDO, LIQ : Barclays Bank plc, 3.32%, 3/7/2024 (a) (b)	6,240	6,240
Series 2023-ZF3164, Rev., VRDO, LIQ : Barclays Bank plc, 3.32%, 3/7/2024 (a) (b)	5,000	5,000
Series 2022-XM1064, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 3.33%, 3/7/2024 (a) (b)	605	605
		17,695
Colorado — 1.4%
City of Colorado Springs, Utilities System Improvement Series 2009C, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 3.30%, 3/7/2024 (b)	2,150	2,150
Colorado State Education Loan Program Series 2023B, Rev., TRAN, 4.00%, 6/28/2024	7,500	7,517
RIB Floater Trust Various States Series 2022-038, COP, VRDO, LIQ : Barclays Bank plc, 3.90%, 3/1/2024 (a) (b)	2,395	2,395
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — continued
Tender Option Bond Trust Receipts/Certificates
Series 2022-XG0420, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.33%, 3/7/2024 (a) (b)	4,000	4,000
Series 2023-XF1619, Rev., VRDO, LIQ : Royal Bank of Canada, 3.33%, 3/7/2024 (a) (b)	4,000	4,000
		20,062
Connecticut — 0.9%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program Series 2022, Subseries E-2, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LOC : Sumitomo Mitsui Banking Corp., 3.28%, 3/7/2024 (b)	2,400	2,400
State of Connecticut Series 2015B, GO, 5.00%, 6/15/2024	7,200	7,235
Tender Option Bond Trust Receipts/Certificates Series 2022-YX1255, Rev., VRDO, LIQ : Barclays Bank plc, 3.33%, 3/7/2024 (a) (b)	3,010	3,010
		12,645
District of Columbia — 0.2%
Tender Option Bond Trust Receipts/Certificates
Series 2022-YX1195, Rev., VRDO, LIQ : Barclays Bank plc, 3.33%, 3/7/2024 (a) (b)	1,790	1,790
Series 2023-ZL0506, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.33%, 3/7/2024 (a) (b)	1,360	1,360
		3,150
Florida — 3.7%
County of Escambia, Gulf Power Co., Project Series R, Rev., VRDO, 3.40%, 3/7/2024 (b)	10,000	10,000
County of St. Lucie, Power and Light Co., Project, Rev., VRDO, 3.85%, 3/1/2024 (b)	25,875	25,875
Tender Option Bond Trust Receipts/Certificates
Series 2021-XG0345, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.33%, 3/7/2024 (a) (b)	2,850	2,850
Series 2023-XF3080, Rev., VRDO, LOC : Barclays Bank plc, 3.33%, 3/7/2024 (a) (b)	5,995	5,995
Series 2023-ZL0485, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.33%, 3/7/2024 (a) (b)	2,500	2,500
Series 2023-XF1666, Rev., VRDO, LIQ : TD Bank NA, 3.35%, 3/7/2024 (a) (b)	4,960	4,960
		52,180
Georgia — 1.0%
Development Authority of Monroe County (The), Gulf Power Co. Project Series 2002-1, Rev., VRDO, 3.40%, 3/7/2024 (b)	14,000	14,000
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Money Market Funds	February 29, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — 1.7%
Illinois Finance Authority, The University of Chicago Medical Center Series 2009E-1, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 3.32%, 3/7/2024 (b)	8,000	8,000
Illinois Housing Development Authority, Alden Gardens Bloomingdale, Rev., VRDO, LOC : BMO Harris Bank NA, 3.29%, 3/7/2024 (b)	6,580	6,580
Tender Option Bond Trust Receipts/Certificates
Series 2023-YX1326, Rev., VRDO, LOC : Barclays Bank plc, 3.34%, 3/7/2024 (a) (b)	4,565	4,565
Series 2017-XG0108, Rev., VRDO, LOC : Barclays Bank plc, 3.38%, 3/7/2024 (a) (b)	5,000	5,000
		24,145
Iowa — 1.7%
Iowa Finance Authority, CJ Bio America, Inc., Project, Rev., VRDO, LOC : Korea Development Bank, 3.49%, 3/7/2024 (a) (b)	3,100	3,100
Iowa Finance Authority, Single Family Mortgage, Social Bonds Series 2022H, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LIQ : US Bank NA, 3.45%, 3/1/2024 (b)	10,000	10,000
Iowa Finance Authority, Single Family Mortgage-Backed Securities Program Series 2020E, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 3.30%, 3/7/2024 (b)	3,265	3,265
Tender Option Bond Trust Receipts/Certificates
Series 2022-YX1196, Rev., VRDO, FNMA COLL, LIQ : Barclays Bank plc, 3.33%, 3/7/2024 (a) (b)	2,785	2,785
Series 2023-XG0522, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LIQ : Royal Bank of Canada, 3.33%, 3/7/2024 (a) (b)	4,300	4,300
		23,450
Louisiana — 1.4%
East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Gulf Opportunity Zone Series A, Rev., VRDO, 3.67%, 3/1/2024 (b)	20,000	20,000
Maryland — 0.5%
Maryland Health and Higher Educational Facilities Authority, University of Maryland Medical System Series 2008D, Rev., VRDO, LOC : TD Bank NA, 3.65%, 3/1/2024 (b)	1,750	1,750
Tender Option Bond Trust Receipts/Certificates Series 2023-XF3152, Rev., VRDO, LOC : Barclays Bank plc, 3.34%, 3/7/2024 (a) (b)	5,615	5,615
		7,365
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Massachusetts — 1.9%
City of Quincy, GO, BAN, 5.00%, 7/5/2024	2,545	2,559
Massachusetts Development Finance Agency, Children's Hospital Corp Obligated Group Series 2024 U-1, Rev., VRDO, LOC : TD Bank NA, 3.65%, 3/1/2024 (b)	12,500	12,500
Massachusetts Housing Finance Agency, Single Family Housing
Series 200, Rev., VRDO, LIQ : UBS AG, 3.40%, 3/7/2024 (b)	5,000	5,000
Series 204, Rev., VRDO, LIQ : UBS AG, 3.40%, 3/7/2024 (b)	1,875	1,875
Tender Option Bond Trust Receipts/Certificates Series 2022-ZL0339, GO, VRDO, LIQ : Morgan Stanley Bank NA, 3.32%, 3/7/2024 (a) (b)	4,500	4,500
		26,434
Michigan — 1.4%
Tender Option Bond Trust Receipts/Certificates
Series 2022-XX1259, Rev., VRDO, LIQ : Barclays Bank plc, 3.33%, 3/7/2024 (a) (b)	3,605	3,605
Series 2023-XF1667, Rev., VRDO, LOC : Royal Bank of Canada, 3.33%, 3/7/2024 (a) (b)	4,550	4,550
Series 2023-XF3151, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.33%, 3/7/2024 (a) (b)	6,345	6,345
Series 2023-XF1581, Rev., VRDO, LIQ : TD Bank NA, 3.34%, 3/7/2024 (a) (b)	5,000	5,000
		19,500
Minnesota — 1.1%
City of Minneapolis, Health Care System, Fairview Health Services Series 2018C, Rev., VRDO, LOC : Wells Fargo Bank NA, 3.60%, 3/1/2024 (b)	8,400	8,400
Tender Option Bond Trust Receipts/Certificates Series 2023-XG0523, Rev., VRDO, LOC : Barclays Bank plc, 3.34%, 3/7/2024 (a) (b)	6,685	6,685
		15,085
Mississippi — 3.0%
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project
Series 2007B, Rev., VRDO, 3.70%, 3/1/2024 (b)	1,930	1,930
Series 2007E, Rev., VRDO, 3.70%, 3/1/2024 (b)	6,110	6,110
Series 2009A, Rev., VRDO, 3.70%, 3/1/2024 (b)	1,800	1,800
Series 2009B, Rev., VRDO, 3.70%, 3/1/2024 (b)	4,030	4,030
Series 2009F, Rev., VRDO, 3.70%, 3/1/2024 (b)	3,130	3,130
Series 2009G, Rev., VRDO, 3.70%, 3/1/2024 (b)	3,825	3,825
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	27

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Mississippi — continued
Series 2011G, Rev., VRDO, 3.70%, 3/1/2024 (b)	1,995	1,995
Series 2007A, Rev., VRDO, 3.72%, 3/1/2024 (b)	20,000	20,000
		42,820
Missouri — 1.9%
Health and Educational Facilities Authority of the State of Missouri, Ranken Technical College Series 2011B, Rev., VRDO, LOC : Northern Trust Co. (The), 3.65%, 3/1/2024 (b)	955	955
Health and Educational Facilities Authority of the State of Missouri, St. Louis University Series 2008B, Rev., VRDO, LOC : Wells Fargo Bank NA, 3.55%, 3/1/2024 (b)	4,500	4,500
Industrial Development Authority of the City of St. Louis Missouri (The), Mid-America Transplant Services Project, Rev., VRDO, LOC : BMO Harris Bank NA, 3.90%, 3/1/2024 (b)	200	200
Missouri Development Finance Board, St. Louis Convention Center Hotel Garage Project Series 2020 C, Rev., VRDO, LOC : US Bank NA, 3.70%, 3/1/2024 (b)	1,025	1,025
RBC Municipal Products, Inc. Trust, Floater Certificates
Series C-16, Rev., VRDO, LOC : Royal Bank of Canada, 3.35%, 3/7/2024 (a) (b)	11,450	11,450
Series G-121, Rev., VRDO, LOC : Royal Bank of Canada, 3.50%, 6/3/2024 (a) (b)	8,220	8,220
		26,350
Nebraska — 1.7%
County of Washington, Cargill, Inc., Recovery Zone Facility Project Series 2010B, Rev., VRDO, 3.33%, 3/7/2024 (b)	11,300	11,300
Tender Option Bond Trust Receipts/Certificates
Series 2023-ZF3191, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 3.32%, 3/7/2024 (a) (b)	7,000	7,000
Series 2023-ZF3168, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 3.33%, 3/7/2024 (a) (b)	5,985	5,985
		24,285
Nevada — 0.3%
Tender Option Bond Trust Receipts/Certificates Series 2023-XG0494, Rev., VRDO, LIQ : UBS AG, 3.33%, 3/7/2024 (a) (b)	3,995	3,995
New Jersey — 1.4%
Borough of South Plainfield, Pool Sewer Utility Series 2023A, GO, BAN, 4.50%, 4/11/2024	7,463	7,471
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued
City of Englewood Series 2023, GO, BAN, 4.50%, 3/15/2024	10,000	10,003
Township of Lacey Series 2023A, GO, BAN, 5.00%, 5/9/2024	3,000	3,008
		20,482
New York — 9.3%
City of New York, Fiscal Year 2006 Series 2006E-2, GO, VRDO, LOC : Bank of America NA, 3.72%, 3/1/2024 (b)	3,935	3,935
City of New York, Fiscal Year 2013 Series 2013A-3, GO, VRDO, LOC : Mizuho Bank Ltd., 3.70%, 3/1/2024 (b)	8,575	8,575
City of New York, Fiscal Year 2014 Series 2014D-4, GO, VRDO, LOC : TD Bank NA, 3.65%, 3/1/2024 (b)	6,625	6,625
City of New York, Fiscal Year 2017 Series 2017A-7, GO, VRDO, LOC : Bank of the West, 3.70%, 3/1/2024 (b)	2,850	2,850
City of New York, Fiscal Year 2022 Subseries D-4, GO, VRDO, LIQ : State Street Bank & Trust Co., 3.67%, 3/1/2024 (b)	2,175	2,175
City of New York, Fiscal Year 2023
Series 2023A, Subseries A-3, GO, VRDO, LIQ : Bank of Montreal, 3.65%, 3/1/2024 (b)	10,645	10,645
Series 2023A, Subseries A-4, GO, VRDO, LIQ : TD Bank NA, 3.65%, 3/1/2024 (b)	7,325	7,325
Metropolitan Transportation Authority, Dedicated Tax Fund Series 2008A-1, Rev., VRDO, LOC : TD Bank NA, 3.65%, 3/1/2024 (b)	1,350	1,350
New York City Housing Development Corp., Multi-Family Rent Housing, Gold Street Series 2006A, Rev., VRDO, LOC : FNMA, 3.30%, 3/7/2024 (b)	10,000	10,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series 2007, Subseries CC-2, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.45%, 3/1/2024 (b)	400	400
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2010 Series 2010CC, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.65%, 3/1/2024 (b)	8,225	8,225
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2014 Series AA-5, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.65%, 3/1/2024 (b)	13,210	13,210
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Money Market Funds	February 29, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2017 Series 2017 BB, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.70%, 3/1/2024 (b)	11,065	11,065
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023, Subseries BB-2, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.65%, 3/1/2024 (b)	5,950	5,950
New York City Transitional Finance Authority, Future Tax Secured Series A-4, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.70%, 3/1/2024 (b)	14,175	14,175
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023
Series 2023, Subseries A-2, Rev., VRDO, LIQ : UBS AG, 3.65%, 3/1/2024 (b)	4,900	4,900
Series 2023, Subseries A3, Rev., VRDO, LIQ : Bank of New York Mellon (The), 3.68%, 3/1/2024 (b)	6,060	6,060
New York State Housing Finance Agency, 160 Madison Avenue LLC Series 2013A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 3.55%, 3/1/2024 (b)	7,265	7,265
RIB Floater Trust Various States Series 2022-009, Rev., VRDO, LIQ : Barclays Bank plc, 3.90%, 3/1/2024 (a) (b)	210	210
Tender Option Bond Trust Receipts/Certificates Series 2023-XF3185, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 3.31%, 3/7/2024 (a) (b)	1,480	1,480
Town of Monroe Series 2023A, GO, BAN, 5.00%, 8/2/2024	5,000	5,035
		131,455
North Carolina — 2.0%
University of North Carolina, Hospital at Chapel Hill
Series A, Rev., VRDO, LIQ : TD Bank NA, 3.65%, 3/1/2024 (b)	8,555	8,555
Series B, Rev., VRDO, LIQ : TD Bank NA, 3.65%, 3/1/2024 (b)	19,420	19,420
		27,975
Ohio — 2.9%
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E132, Rev., VRDO, LOC : Royal Bank of Canada, 3.33%, 3/7/2024 (a) (b)	2,065	2,065
Series C-18, Rev., VRDO, LOC : Royal Bank of Canada, 3.34%, 3/7/2024 (a) (b)	9,000	9,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued
Series C-22, Rev., VRDO, LOC : Royal Bank of Canada, 3.34%, 3/7/2024 (a) (b)	10,000	10,000
State of Ohio, Cleveland Clinic Health System Series 2019F, Rev., VRDO, LIQ : US Bank NA, 3.45%, 3/1/2024 (b)	7,680	7,680
Tender Option Bond Trust Receipts/Certificates
Series 2022-ZL0355, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 3.33%, 3/7/2024 (a) (b)	3,815	3,815
Series 2023-XG0525, Rev., VRDO, LOC : Royal Bank of Canada, 3.33%, 3/7/2024 (a) (b)	6,775	6,775
Series 2022-XL0321, Rev., VRDO, LIQ : Bank of America NA, 3.34%, 3/7/2024 (a) (b)	2,100	2,100
		41,435
Oklahoma — 0.2%
Tender Option Bond Trust Receipts/Certificates Series 2023-ZF1636, Rev., VRDO, LIQ : Royal Bank of Canada, 3.33%, 3/7/2024 (a) (b)	2,785	2,785
Pennsylvania — 1.5%
RIB Floater Trust Various States Series 2023-013, Rev., VRDO, LIQ : Barclays Bank plc, 3.33%, 3/7/2024 (a) (b)	8,805	8,805
Tender Option Bond Trust Receipts/Certificates
Series 2023-BAML5029, Rev., VRDO, LOC : Bank of America NA, 3.77%, 3/1/2024 (a) (b)	4,465	4,465
Series 2023-XL0469, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.33%, 3/7/2024 (a) (b)	3,390	3,390
Series 2024-XG0550, Rev., VRDO, LOC : Royal Bank of Canada, 3.33%, 3/7/2024 (a) (b)	4,095	4,095
		20,755
Rhode Island — 0.4%
City of Cranston Series 2023-1, GO, BAN, 4.25%, 8/21/2024	5,000	5,019
South Carolina — 0.1%
South Carolina Public Service Authority Series 2019A, Rev., VRDO, LOC : Bank of America NA, 3.40%, 3/7/2024 (b)	1,145	1,145
Tennessee — 2.6%
Clarksville Public Building Authority
Series 2001, Rev., VRDO, LOC : Bank of America NA, 3.82%, 3/1/2024 (b)	3,885	3,885
Series 2009, Rev., VRDO, LOC : Bank of America NA, 3.43%, 3/7/2024 (b)	2,015	2,015
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	29

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Tennessee — continued
Montgomery County Public Building Authority, Pooled Financing, Tennessee Country Pool Series 2006, Rev., VRDO, LOC : Bank of America NA, 3.75%, 3/1/2024 (b)	10,580	10,580
Tender Option Bond Trust Receipts/Certificates
Series 2022-XF1421, Rev., VRDO, LIQ : Bank of America NA, 3.33%, 3/7/2024 (a) (b)	6,600	6,600
Series 2022-XL0369, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 3.33%, 3/7/2024 (a) (b)	5,000	5,000
Series 2018-XF2576, Rev., VRDO, LOC : Barclays Bank plc, 3.34%, 3/7/2024 (a) (b)	1,800	1,800
Series 2023-XF1625, Rev., VRDO, LIQ : TD Bank NA, 3.34%, 3/7/2024 (a) (b)	4,000	4,000
Series 2024-XG0548, Rev., VRDO, LOC : Barclays Bank plc, 3.34%, 3/7/2024 (a) (b)	2,400	2,400
		36,280
Texas — 7.1%
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project
Series 2002A, Rev., VRDO, 3.65%, 3/1/2024 (b)	1,500	1,500
Rev., VRDO, 3.71%, 3/1/2024 (b)	2,962	2,962
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2023-G-124, Rev., VRDO, LOC : Royal Bank of Canada, 3.50%, 3/1/2024 (a) (b)	7,500	7,500
State of Texas, Veterans
Series 2011A, GO, VRDO, LIQ : State Street Bank & Trust Co., 3.40%, 3/7/2024 (b)	2,895	2,895
Series 2015A, GO, VRDO, LIQ : State Street Bank & Trust Co., 3.40%, 3/7/2024 (b)	3,010	3,010
State of Texas, Veterans Housing Assistance Program Series 2010C, GO, VRDO, LIQ : State Street Bank & Trust Co., 3.40%, 3/7/2024 (b)	5,425	5,425
Tarrant County Cultural Education Facilities Finance Corp., Baylor Healthcare System Project Series 2011C, Rev., VRDO, LOC : TD Bank NA, 3.65%, 3/1/2024 (b)	300	300
Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas Project Series 2008-A, Rev., VRDO, LOC : TD Bank NA, 3.65%, 3/1/2024 (b)	1,000	1,000
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF3121, Rev., VRDO, LOC : Barclays Bank plc, 4.08%, 3/1/2024 (a) (b)	4,976	4,976
Series 2023-XF3128, GO, VRDO, PSF-GTD, LIQ : UBS AG, 3.32%, 3/7/2024 (a) (b)	1,000	1,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Series 2023-XF3165, GO, VRDO, PSF-GTD, LIQ : Morgan Stanley Bank NA, 3.32%, 3/7/2024 (a) (b)	6,000	6,000
Series 2023-ZF3201, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 3.32%, 3/7/2024 (a) (b)	3,000	3,000
Series 2022-XL0282, GO, VRDO, LIQ : Bank of America NA, 3.33%, 3/7/2024 (a) (b)	3,440	3,440
Series 2022-XL0334, GO, VRDO, PSF-GTD, LIQ : Bank of America NA, 3.33%, 3/7/2024 (a) (b)	2,915	2,915
Series 2022-XL0335, Rev., VRDO, LIQ : Bank of America NA, 3.33%, 3/7/2024 (a) (b)	1,875	1,875
Series 2022-XL0360, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.33%, 3/7/2024 (a) (b)	2,760	2,760
Series 2022-XL0362, GO, VRDO, PSF-GTD, LIQ : Bank of America NA, 3.33%, 3/7/2024 (a) (b)	2,765	2,765
Series 2022-XM1050, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 3.33%, 3/7/2024 (a) (b)	2,675	2,675
Series 2023-XF1664, Rev., VRDO, LIQ : Bank of America NA, 3.33%, 3/7/2024 (a) (b)	2,000	2,000
Series 2023-XF3154, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.33%, 3/7/2024 (a) (b)	2,000	2,000
Series 2023-XG0530, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.33%, 3/7/2024 (a) (b)	2,600	2,600
Series 2023-XG0534, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.33%, 3/7/2024 (a) (b)	5,335	5,335
Series 2023-XG0535, Rev., VRDO, LIQ : Royal Bank of Canada, 3.33%, 3/7/2024 (a) (b)	8,000	8,000
Series 2023-XL0500, Rev., VRDO, LIQ : UBS AG, 3.33%, 3/7/2024 (a) (b)	4,340	4,340
Series 2023-XM1125, GO, VRDO, PSF-GTD, LIQ : Wells Fargo Bank NA, 3.33%, 3/7/2024 (a) (b)	2,800	2,800
Series 2023-XF1657, GO, VRDO, PSF-GTD, LIQ : TD Bank NA, 3.34%, 3/7/2024 (a) (b)	3,100	3,100
Series 2023-XG0505, GO, VRDO, PSF-GTD, LIQ : TD Bank NA, 3.34%, 3/7/2024 (a) (b)	4,000	4,000
Series 2023-XF3147, GO, VRDO, LIQ : Wells Fargo Bank NA, 3.35%, 3/7/2024 (a) (b)	5,605	5,605
Texas Transportation Commission State Highway Fund, First Tier
Series 2014-B, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 3.33%, 3/7/2024 (b)	2,000	2,000
Series 2014-A, Rev., 5.00%, 4/1/2024 (c)	3,100	3,103
		100,881
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Money Market Funds	February 29, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Virginia — 0.6%
RBC Municipal Products, Inc. Trust, Floater Certificates Series C-19, Rev., VRDO, LOC : Royal Bank of Canada, 3.34%, 3/7/2024 (a) (b)	5,000	5,000
Tender Option Bond Trust Receipts/Certificates
Series 2022-ZL0267, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.33%, 3/7/2024 (a) (b)	2,250	2,250
Series 2023-XL0489, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.33%, 3/7/2024 (a) (b)	1,800	1,800
		9,050
Washington — 1.3%
City of Seattle, Municipal Light and Power Series 2023 B, Rev., VRDO, LOC : TD Bank NA, 3.79%, 3/1/2024 (b)	3,290	3,290
RIB Floater Trust Various States Series 2023-009, Rev., BAN, VRDO, LOC : Barclays Bank plc, 3.42%, 3/7/2024 (a) (b)	2,845	2,845
State of Washington Series 2023-0012, Class A, GO, VRDO, LIQ : Citibank NA, 3.34%, 3/7/2024 (a) (b)	6,000	6,000
Tender Option Bond Trust Receipts/Certificates
Series 2023-ZL0490, GO, VRDO, LIQ : Wells Fargo Bank NA, 3.33%, 3/7/2024 (a) (b)	1,670	1,670
Series 2023-ZL0491, GO, VRDO, LIQ : Wells Fargo Bank NA, 3.33%, 3/7/2024 (a) (b)	1,670	1,670
Series 2015-XF1017, Rev., VRDO, LOC : Barclays Bank plc, 3.34%, 3/7/2024 (a) (b)	2,800	2,800
		18,275
Wisconsin — 1.8%
Public Finance Authority, Health Care Systems Project Series 2023C, Rev., VRDO, LOC : TD Bank NA, 3.80%, 3/1/2024 (b)	8,650	8,650
Tender Option Bond Trust Receipts/Certificates
Series 2022-XL0296, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 3.33%, 3/7/2024 (a) (b)	5,530	5,530
Series 2023-XF3076, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.33%, 3/7/2024 (a) (b)	3,895	3,895
Series 2023-XL0483, Rev., VRDO, LIQ : Barclays Bank plc, 3.33%, 3/7/2024 (a) (b)	2,245	2,245
Series 2024-XF1696, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 3.33%, 3/7/2024 (a) (b)	4,000	4,000
Series 2024-XG0553, Rev., VRDO, LOC : Royal Bank of Canada, 3.33%, 3/7/2024 (a) (b)	1,455	1,455
		25,775
Total Municipal Bonds (Cost $835,891)		835,918
INVESTMENTS ††	SHARES (000)	VALUE ($000)
Variable Rate Demand Preferred Shares — 8.0%
California — 0.5%
Nuveen California AMT - Free Quality Municipal Income Fund Series 6, LIQ : Sumitomo Mitsui Banking Corp., 3.27%, 3/7/2024# (a)	7,000	7,000
New York — 0.9%
Nuveen New York AMT - Free Quality Municipal Income Fund Series 2, LIQ : Royal Bank of Canada, 3.35%, 3/7/2024# (a)	13,600	13,600
Other — 6.6%
Nuveen AMT - Free Municipal Credit Income Fund
Series 6, LIQ : Sumitomo Mitsui Banking Corp., 3.29%, 3/7/2024# (a)	21,700	21,700
Series 5, LIQ : Societe Generale, 3.29%, 3/7/2024# (a)	17,400	17,400
Nuveen AMT - Free Quality Municipal Income Fund
Series 5-1000, LOC: Sumitomo Mitsui Banking Corp., 3.35%, 3/7/2024# (a)	5,000	5,000
Series 4-4895, LIQ : Barclays Bank plc, 3.35%, 3/7/2024# (a)	39,400	39,400
Series 3-PFD, LIQ : TD Bank NA, 3.35%, 3/7/2024# (a)	10,000	10,000
		93,500
Total Variable Rate Demand Preferred Shares (Cost $114,100)		114,100
	PRINCIPAL AMOUNT ($000)
Short Term Investments — 32.2%
Commercial Paper — 32.2%
Board of Regents of the University of Texas System
Series A, 3.60%, 4/1/2024	7,000	7,001
Series A, 3.70%, 4/26/2024	5,000	5,002
Series A, 3.65%, 5/6/2024	5,000	5,002
Series A, 3.65%, 5/9/2024	5,000	5,002
Series A, 3.50%, 5/16/2024	5,000	5,000
Series A, 3.45%, 5/22/2024	7,500	7,500
Series A, 3.45%, 5/30/2024	5,000	5,000
Series A, 3.50%, 6/6/2024	3,000	3,001
Series A, 3.50%, 6/6/2024	3,000	3,000
Series A, 3.50%, 6/11/2024	5,000	5,001
Series A, 3.28%, 6/12/2024	5,000	4,996
Series A, 3.40%, 6/13/2024	5,000	4,996
Series A, 3.30%, 6/25/2024	5,000	4,998
Series A, 3.33%, 6/26/2024	5,000	4,996
Series A, 3.45%, 6/26/2024	5,000	5,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	31

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Series A, 3.38%, 6/28/2024	10,000	9,995
Board of Trustees Michigan State University
Series G, 3.28%, 3/5/2024	11,163	11,163
California Statewide Communities Development Authority
Series 08-B, 3.45%, 3/19/2024	9,000	9,000
City of Atlanta Water and Wastewater
3.55%, 4/24/2024	10,000	9,998
City of Dallas Waterworks and Sewer System
Series G, 3.50%, 3/4/2024	12,200	12,200
City of Garland
Series 2021, 3.58%, 4/23/2024	3,000	3,000
City of Houston
Series E-1, 3.65%, 3/1/2024	10,000	10,000
Series B-6, 3.55%, 3/20/2024	5,000	5,000
City of Jacksonville
Series 2016, 3.95%, 4/10/2024	10,000	10,003
City of Memphis
Series A, 3.45%, 6/4/2024	10,000	9,993
City of Rochester
Series 2011, 3.47%, 3/8/2024	8,000	8,000
Series 08-C, 3.95%, 4/10/2024	10,000	10,003
City of San Antonio Electric and Gas Systems
Series C, 3.58%, 4/26/2024	10,000	10,001
County of Harris
Series A-1, 3.77%, 3/4/2024	3,210	3,210
Series C, 3.80%, 3/4/2024	3,910	3,910
Series A-1, 3.80%, 3/4/2024	8,980	8,980
Series K-2, 3.45%, 3/5/2024	2,340	2,340
3.40%, 3/6/2024	1,330	1,330
Series C, 3.40%, 3/6/2024	970	970
Series K-2, 3.47%, 3/14/2024	2,625	2,625
Series A-1, 3.40%, 4/1/2024	5,990	5,989
County of Harris Toll Road
Series K, 3.60%, 3/20/2024	4,460	4,460
3.60%, 3/20/2024	7,830	7,830
County of King
Series A, 3.53%, 3/4/2024	10,000	10,000
Series A, 3.52%, 3/13/2024	10,000	10,001
Series A, 3.27%, 3/19/2024	5,000	5,000
Series A, 3.40%, 3/25/2024	5,000	5,000
County of York
Series B-1, 3.63%, 3/1/2024	7,000	7,000
Series B-2, 3.63%, 3/1/2024	7,000	7,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
3.63%, 3/1/2024	7,800	7,800
Indiana Finance Authority
Series D-2, 3.42%, 3/6/2024	9,160	9,160
Jacksonville Aviation Authority
Series 92, 3.82%, 3/4/2024	8,300	8,300
Louisville and Jefferson County Metropolitan Sewer District
Series A-1, 3.50%, 3/4/2024	10,000	10,000
Lower Colorado River Authority
Series B, 3.50%, 3/28/2024	6,477	6,477
Massachusetts Bay Transportation Authority Sales Tax
Series C, 3.50%, 3/7/2024	9,750	9,750
Metropolitan Government of Nashville and Davidson County Health and Education Facility Board
Series 2021, 3.58%, 4/12/2024	10,000	10,001
Municipal Electric Authority of Georgia
Series B, 3.45%, 6/5/2024	5,000	5,000
Omaha Public Power District
Series A, 3.53%, 5/20/2024	12,050	12,050
Series A, 3.53%, 6/5/2024	5,000	5,001
Rutgers, The State University of New Jersey
Series A, 3.30%, 3/27/2024	10,000	9,999
Series B, 3.47%, 5/2/2024	8,000	8,000
State of California
Series A-7, 3.52%, 5/14/2024	5,000	5,000
State of Oregon Department of Administrative Services
Series A-2, 3.45%, 4/11/2024	10,000	9,999
State of Oregon Department of Transportation
Series A-1, 3.67%, 3/7/2024	10,000	10,000
Texas Public Finance Authority
Series 19, 3.55%, 3/7/2024	10,000	10,000
Series 19, 3.60%, 5/8/2024	10,000	10,001
Trustees of Indiana University
Series 2018, 3.55%, 5/29/2024	8,500	8,501
University of California
Series A, 3.50%, 5/14/2024	7,470	7,470
University of Minnesota
Series F, 3.55%, 3/12/2024	8,100	8,100
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Money Market Funds	February 29, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
University of Pittsburgh-of the Commonwealth System of Higher Education
Series B-2, 3.85%, 3/7/2024	5,000	5,000
Total Commercial Paper (Cost $455,114)		455,105
Total Short Term Investments (Cost $455,114)		455,105
Total Investments — 99.3% (Cost $1,405,105)		1,405,123
Other Assets Less Liabilities — 0.7%		9,510
NET ASSETS — 100.0%		1,414,633

Percentages indicated are based on net assets.

Abbreviations
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
PSF-GTD	Permanent School Fund Guaranteed
Rev.	Revenue
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of February 29, 2024.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 29, 2024.

(c)	Security is prerefunded or escrowed to maturity.
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	33

JPMorgan Securities Lending Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 15.7%
Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 5.31% - 5.32%, dated 2/29/2024, due 3/1/2024, repurchase price $300,044. (a)	300,000	300,000
Agency Joint Trading Account III, J.P. Morgan Investment Management Inc., as agent, 5.32%, dated 2/29/2024, due 3/1/2024, repurchase price $50,007. (a)	50,000	50,000
BNP Paribas SA, 5.40%, dated 2/29/2024, due 3/6/2024, repurchase price $15,014, collateralized by Corporate Notes and Bonds, 1.38% - 5.16%, due 3/12/2025 - 10/1/2051, with a value of $15,767.	15,000	15,000
BNP Paribas SA, 5.66%, dated 2/29/2024, due 4/4/2024, repurchase price $10,055, collateralized by Corporate Notes and Bonds, 3.25% - 9.75%, due 3/15/2026 - 1/15/2031, with a value of $10,957.	10,000	10,000
Pershing LLC, 5.71%, dated 2/29/2024, due 5/9/2024, repurchase price $10,111, collateralized by U.S. Treasury Securities, 0.00% - 5.00%, due 8/1/2024 - 11/15/2047, with a value of $10,346.	10,000	10,000
Societe Generale SA, 5.47%, dated 2/29/2024, due 3/5/2024, repurchase price $10,008, collateralized by Collateralized Mortgage Obligations, 9.47%, due 9/15/2034, Corporate Notes and Bonds, 1.95% - 8.38%, due 11/20/2025 - 12/31/2079, FNMA, 10.82%, due 3/25/2043 and Sovereign Government Securities, 4.88% - 9.38%, due 10/9/2026 - 5/30/2040, with a value of $10,811.	10,000	10,000
Total Repurchase Agreements (Cost $395,000)		395,000
Municipal Bonds — 8.6%
Alaska — 0.8%
Alaska Housing Finance Corp., State Capital Project Series 2018A, Rev., VRDO, 5.34%, 3/7/2024 (b)	20,930	20,930
Colorado — 2.3%
Colorado Housing and Finance Authority, Single Family Mortgage
Series 2023 M 2, Rev., VRDO, GNMA COLL, LIQ : Bank of America NA, 5.34%, 3/7/2024 (b)	19,000	19,000
Series 2023 P-2, Rev., VRDO, GNMA COLL, LIQ : FHLB, 5.35%, 3/7/2024 (b)	40,320	40,320
		59,320
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Georgia — 1.2%
Macon-Bibb County Industrial Authority, Kumho Tire Georgia Inc., Project, Rev., VRDO, LOC : Korea Development Bank, 5.45%, 3/7/2024 (b) (c)	30,000	30,000
Illinois — 0.5%
Illinois Housing Development Authority Series 2023 M, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 5.35%, 3/7/2024 (b)	12,085	12,085
Massachusetts — 0.4%
Massachusetts Housing Finance Agency, Social Bonds Series 229, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LIQ : UBS AG, 5.35%, 3/7/2024 (b)	9,900	9,900
Minnesota — 1.3%
Ecmc Group, Inc. Series 23-1, 5.46%, 3/7/2024 (b)	14,900	14,900
Minnesota Housing Finance Agency Series 2023 V, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 5.35%, 3/7/2024 (b)	16,750	16,750
		31,650
New Hampshire — 0.8%
New Hampshire Business Finance Authority, Hanwa Q Cells USA, Inc., Project Series 2024A, Rev., VRDO, LOC : Kookmin Bank, 5.61%, 3/7/2024 (b) (c)	20,000	20,000
New York — 0.3%
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series 2018E, Rev., VRDO, LOC : UBS AG, 5.35%, 3/7/2024 (b)	7,000	7,000
Ohio — 0.6%
Cincinnati City School District, Rev., TAN, 5.56%, 3/28/2024	14,800	14,799
Texas — 0.4%
North Texas Higher Education Authority, Inc. Series 2023-1, Rev., VRDO, LOC : Royal Bank of Canada, 5.38%, 3/7/2024 (b)	10,097	10,097
Total Municipal Bonds (Cost $215,782)		215,781
Short Term Investments — 75.8%
Commercial Paper — 33.5%
Australia & New Zealand Banking Group Ltd. (Australia)
5.57%, 3/25/2024 (d)	5,000	4,981
5.68%, 4/15/2024 (c)	2,500	2,483
5.56%, 5/15/2024 (d)	10,000	9,889
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Money Market Funds	February 29, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
5.78%, 7/25/2024 (c)	5,000	4,892
5.77%, 8/2/2024 (c)	10,000	9,773
Bank of Montreal (Canada)
(SOFR + 0.47%), 5.78%, 3/1/2024 (e)	5,000	5,004
(SOFR + 0.60%), 5.91%, 3/1/2024 (e)	8,000	8,006
(SOFR + 0.66%), 5.97%, 3/1/2024 (e)	10,000	10,014
5.76%, 6/10/2024 (d)	2,500	2,462
5.72%, 8/12/2024 (d)	2,500	2,439
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.66%), 5.97%, 3/1/2024 (c) (e)	10,000	10,014
(SOFR + 0.66%), 5.97%, 3/1/2024 (c) (e)	3,000	3,004
Barclays Bank plc (United Kingdom)
5.36%, 3/1/2024 (c) (d)	110,000	109,984
BNP Paribas SA (France)
5.34%, 5/15/2024 (d)	13,000	12,855
Board of Regents of the University of Texas System
Series B, 5.40%, 3/27/2024	16,500	16,500
BPCE SA (France)
5.71%, 7/9/2024 (c)	15,000	14,711
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 0.66%), 5.97%, 3/1/2024 (c) (e)	10,000	10,016
5.72%, 8/13/2024 (d)	2,500	2,439
China Construction Bank Corp. (China)
5.34%, 3/1/2024 (c) (d)	110,000	109,984
Commonwealth Bank of Australia (Australia)
(SOFR + 0.55%), 5.86%, 3/1/2024 (c) (e)	5,000	5,011
DNB Bank ASA (Norway)
5.65%, 4/22/2024 (d)	2,500	2,481
5.35%, 5/28/2024 (d)	17,500	17,271
5.69%, 11/7/2024 (d)	2,500	2,410
Industrial & Commercial Bank of China Ltd. (China)
5.34%, 3/1/2024 (c) (d)	110,000	109,984
ING US Funding LLC (Netherlands)
(SOFR + 0.53%), 5.84%, 3/1/2024 (c) (e)	5,000	5,002
(SOFR + 0.57%), 5.88%, 3/1/2024 (c) (e)	15,000	15,001
5.67%, 4/1/2024 (d)	5,000	4,976
5.77%, 7/18/2024 (c)	3,000	2,938
Landesbank Baden-Wurttemberg (Germany)
5.31%, 3/1/2024 (d)	75,000	74,989
Long Island Power Authority
Series A-3, 5.40%, 3/15/2024	10,000	10,001
Macquarie Bank Ltd. (Australia)
5.57%, 4/4/2024 (d)	5,000	4,974
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Massachusetts Educational Financing Authority
Series A, 5.44%, 4/24/2024	13,000	13,001
Matchpoint Finance plc (Ireland)
Series A, 5.39%, 5/28/2024 (c)	1,270	1,253
Mizuho Bank Ltd. (Japan)
5.36%, 5/9/2024 (c)	9,500	9,401
National Australia Bank Ltd. (Australia)
(SOFR + 0.52%), 5.83%, 3/1/2024 (c) (e)	5,000	5,002
(SOFR + 0.52%), 5.83%, 3/1/2024 (c) (e)	15,000	15,006
(SOFR + 0.52%), 5.83%, 3/1/2024 (c) (e)	2,500	2,504
Natixis SA (France)
5.71%, 5/10/2024 (d)	10,000	9,895
5.77%, 6/3/2024 (d)	5,000	4,930
5.75%, 7/8/2024	5,000	4,904
Oversea-Chinese Banking Corp. Ltd. (Singapore)
5.38%, 5/28/2024 (d)	15,000	14,803
Royal Bank of Canada (Canada)
(SOFR + 0.60%), 5.91%, 3/1/2024 (c) (e)	3,000	3,003
5.53%, 6/5/2024 (c)	5,000	4,929
5.79%, 9/18/2024 (d)	2,500	2,426
5.85%, 10/11/2024 (d)	3,000	2,901
5.69%, 11/5/2024 (d)	3,000	2,891
Skandinaviska Enskilda Banken AB (Sweden)
(SOFR + 0.70%), 6.01%, 3/1/2024 (c) (e)	10,000	10,003
Societe Generale SA (France)
(SOFR + 0.10%), 5.41%, 3/1/2024 (c) (e)	20,000	20,002
Starbird Funding Corp.
5.44%, 6/24/2024 (d)	10,000	9,828
Sumitomo Mitsui Trust Bank Ltd. (Japan)
5.33%, 5/17/2024 (c) (d)	14,000	13,838
Svenska Handelsbanken AB (Sweden)
(SOFR + 0.63%), 5.94%, 3/1/2024 (c) (e)	10,000	10,015
5.74%, 6/11/2024 (d)	5,000	4,925
5.79%, 9/18/2024 (d)	2,500	2,427
Toronto-Dominion Bank (The) (Canada)
(SOFR + 0.70%), 6.01%, 3/1/2024 (e)	10,000	10,003
5.72%, 8/13/2024 (d)	2,500	2,440
5.81%, 8/23/2024 (d)	2,500	2,436
Trustees of Princeton University (The)
5.42%, 4/1/2024	17,000	17,000
5.49%, 4/29/2024	8,000	8,000
5.50%, 5/20/2024	6,500	6,501
UBS AG (Switzerland)
5.68%, 4/5/2024 (d)	2,000	1,989
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	35

JPMorgan Securities Lending Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
5.70%, 4/17/2024 (c)	3,000	2,978
5.66%, 5/7/2024 (c)	3,000	2,969
University of Houston
Series A, 5.50%, 3/14/2024	10,611	10,612
Westpac Banking Corp. (Australia)
(SOFR + 0.52%), 5.83%, 3/1/2024 (c) (e)	5,000	5,010
Total Commercial Paper (Cost $842,155)		842,313
Certificates of Deposits — 22.7%
Bank of America NA , 5.80%, 6/7/2024	800	800
Bank of Montreal (Canada) (SOFR + 0.64%), 5.95%, 3/1/2024 (e)	2,500	2,504
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.55%), 5.86%, 3/1/2024 (e)	2,500	2,506
(SOFR + 0.60%), 5.91%, 3/1/2024 (e)	6,000	6,005
(SOFR + 0.66%), 5.97%, 3/1/2024 (e)	10,000	10,015
(SOFR + 0.70%), 6.01%, 3/1/2024 (e)	2,000	2,001
5.50%, 5/22/2024	2,350	2,349
6.00%, 10/3/2024	2,000	2,006
BNP Paribas SA (France)
5.78%, 6/7/2024	5,000	5,004
5.91%, 6/20/2024	5,000	5,006
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 0.60%), 5.91%, 3/1/2024 (e)	6,000	6,006
(SOFR + 0.70%), 6.01%, 3/1/2024 (e)	23,000	23,013
6.00%, 10/2/2024	2,500	2,507
6.00%, 10/17/2024	3,000	3,009
Commonwealth Bank of Australia (Australia) , 5.92%, 9/23/2024	5,000	5,013
Cooperatieve Rabobank UA (Netherlands)
(SOFR + 0.69%), 6.02%, 3/1/2024 (e)	5,000	5,008
5.74%, 8/14/2024 (d)	2,500	2,439
5.82%, 9/9/2024 (d)	5,000	4,859
5.80%, 11/12/2024	2,500	2,508
Credit Agricole Corporate and Investment Bank (France)
(SOFR + 0.09%), 5.40%, 3/1/2024 (e)	17,500	17,502
(SOFR + 0.50%), 5.81%, 3/1/2024 (e)	10,000	10,008
Credit Agricole SA (France) , 5.64%, 3/7/2024 (d)	2,500	2,497
Credit Industriel et Commercial (France)
5.85%, 4/12/2024	8,500	8,504
5.80%, 5/1/2024	10,000	10,005
5.82%, 5/29/2024 (d)	2,500	2,467
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
First Abu Dhabi Bank USA NV , 5.34%, 3/7/2024 (c)	25,000	25,001
KBC Bank NV (Belgium) , 5.40%, 4/22/2024	10,000	10,000
Mitsubishi UFJ Trust & Banking Corp. (Japan)
(SOFR + 0.12%), 5.43%, 3/1/2024 (e)	17,500	17,500
(SOFR + 0.47%), 5.78%, 3/1/2024 (e)	5,000	5,003
Mizuho Bank Ltd. (Japan)
5.85%, 4/17/2024	5,000	5,002
5.80%, 5/3/2024	15,000	15,006
MUFG Bank Ltd. (Japan)
5.76%, 3/14/2024	15,000	15,002
5.42%, 4/22/2024	13,000	13,001
5.82%, 5/6/2024	10,000	10,006
National Australia Bank Ltd. (Australia)
5.58%, 3/7/2024 (d)	5,000	4,995
5.59%, 3/18/2024 (d)	4,000	3,990
Natixis SA (France)
5.67%, 3/1/2024	17,500	17,500
(SOFR + 0.50%), 5.81%, 3/1/2024 (e)	10,000	10,010
5.90%, 6/5/2024	5,000	5,004
Nordea Bank Abp (Finland)
(SOFR + 0.51%), 5.82%, 3/1/2024 (e)	2,500	2,501
(SOFR + 0.51%), 5.82%, 3/1/2024 (e)	12,000	12,003
(SOFR + 0.57%), 5.88%, 3/1/2024 (e)	10,000	10,019
Norinchukin Bank (The) (Japan) , 5.40%, 4/26/2024	25,000	24,999
Oversea-Chinese Banking Corp. Ltd. (Singapore)
5.59%, 4/1/2024	25,000	25,003
5.38%, 5/1/2024	13,500	13,500
Skandinaviska Enskilda Banken AB (Sweden) (SOFR + 0.65%), 5.96%, 3/1/2024 (e)	10,000	10,015
Standard Chartered Bank (United Kingdom)
(SOFR + 0.41%), 5.72%, 3/1/2024 (e)	5,000	5,000
5.85%, 4/17/2024	3,000	3,002
Sumitomo Mitsui Banking Corp. (Japan)
(SOFR + 0.08%), 5.39%, 3/1/2024 (e)	20,500	20,495
5.85%, 4/23/2024	5,000	5,003
Svenska Handelsbanken AB (Sweden)
(SOFR + 0.52%), 5.83%, 3/1/2024 (e)	2,500	2,501
(SOFR + 0.64%), 5.95%, 3/1/2024 (e)	2,500	2,505
5.91%, 6/18/2024	5,000	5,006
5.90%, 7/12/2024	5,000	5,008
5.90%, 8/1/2024	10,000	10,017
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Money Market Funds	February 29, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Certificates of Deposits — continued
Toronto-Dominion Bank (The) (Canada)
(SOFR + 0.50%), 5.81%, 3/1/2024 (e)	5,000	5,005
(SOFR + 0.66%), 5.97%, 3/1/2024 (e)	12,000	12,018
6.00%, 9/9/2024	2,500	2,507
6.01%, 10/3/2024	3,000	3,009
6.00%, 10/17/2024	3,000	3,010
Wells Fargo Bank NA
(SOFR + 0.52%), 5.83%, 3/1/2024 (e)	10,000	10,011
(SOFR + 0.60%), 5.91%, 3/1/2024 (e)	10,000	10,017
(SOFR + 0.60%), 5.91%, 3/1/2024 (e)	10,000	10,021
(SOFR + 0.60%), 5.91%, 3/1/2024 (e)	10,000	10,023
(SOFR + 0.60%), 5.91%, 3/1/2024 (e)	10,000	10,024
Westpac Banking Corp. (Australia) , 5.58%, 3/8/2024	3,500	3,500
Woori Bank (South Korea) , 5.46%, 5/2/2024 (c)	34,000	34,001
Total Certificates of Deposit (Cost $569,893)		570,284
Time Deposits — 15.7%
Credit Agricole Corporate and Investment Bank 5.31%, 3/1/2024	41,471	41,471
Erste Group Bank AG 5.32%, 3/1/2024	100,000	100,000
First Abu Dhabi Bank USA NV 5.32%, 3/1/2024	75,000	75,000
Mizuho Bank Ltd. 5.32%, 3/1/2024	50,000	50,000
Skandinaviska Enskilda Banken AB 5.32%, 3/1/2024	80,000	80,000
Toronto-Dominion Bank (The) 5.32%, 3/1/2024	50,000	50,000
Total Time Deposits (Cost $396,471)		396,471
U.S. Treasury Obligations — 3.9%
U.S. Treasury Bills
5.32%, 4/11/2024 (d)	25,000	24,850
5.32%, 4/23/2024 (d)	25,000	24,805
5.13%, 8/1/2024 (d)	20,000	19,564
5.16%, 8/8/2024 (d)	10,000	9,772
5.24%, 8/15/2024 (d)	10,000	9,763
4.80%, 1/23/2025 (d)	10,000	9,564
Total U.S. Treasury Obligations (Cost $98,349)		98,318
Total Short Term Investments (Cost $1,906,868)		1,907,386
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Total Investments — 100.1% (Cost $2,517,650)		2,518,167
Liabilities in Excess of Other Assets — (0.1)%		(1,604)
NET ASSETS — 100.0%		2,516,563

Percentages indicated are based on net assets.

Abbreviations
COLL	Collateral
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Note
VRDO	Variable Rate Demand Obligation

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(a)
Agency Joint Trading Account II, III - At February 29,
2024, the Fund had proportionate interests in the
Agency Joint Trading Account II and III with a maturity
date of March 1, 2024, as follows for JPMorgan
Securities Lending Money Market Fund (amounts in
thousands):

	Principal Amount	Repurchase Price	Collateral Value Allocation
Agency Joint Trading Account II	$300,000	$300,044	$306,000
Agency Joint Trading Account III	50,000	50,007	51,025

Repurchase Agreements - At February 29, 2024, the Principal Amounts of the Fund's interests in the Agency Joint Trading Account II, III were as follows (amounts in thousands):

Counterparty	Interest Rate	Securities Lending Money Market Fund
Agency Joint Trading Account II
BofA Securities, Inc.	5.31%	$183,673
Citigroup Global Markets Holdings, Inc.	5.32%	116,327
Total		300,000
Agency Joint Trading Account III
BNP Paribas SA	5.32%	50,000

SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	37

JPMorgan Securities Lending Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
At February 29, 2024, the Agency Joint Trading Account II, III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Agency Joint Trading Account II
FHLMC	2.00%-8.50%	8/1/2024-2/1/2054
FNMA	0.00%-7.50%	4/1/2024-2/1/2054
GNMA	2.00%-8.00%	5/15/2028-10/20/2072
Agency Joint Trading Account III
FHLMC	2.77%-7.00%	2/1/2031-9/1/2053
FNMA	1.49%-7.03%	5/1/2029-2/1/2054

(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 29, 2024.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	The rate shown is the effective yield as of February 29, 2024.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 29, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Money Market Funds	February 29, 2024

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 15.6%
Barclays Capital, Inc., 5.61%, dated 2/29/2024, due 4/4/2024, repurchase price $135,736, collateralized by Asset-Backed Securities, 0.00% - 15.31%, due 6/25/2024 - 7/15/2070 and Collateralized Mortgage Obligations, 2.69%, due 11/18/2054, with a value of $148,107.	135,000	135,000
Barclays Capital, Inc., 5.63%, dated 2/29/2024, due 4/4/2024, repurchase price $50,274, collateralized by Asset-Backed Securities, 1.79% - 7.07%, due 9/15/2028 - 4/25/2067, with a value of $55,000.	50,000	50,000
BMO Capital Markets Corp., 5.42%, dated 2/29/2024, due 3/6/2024, repurchase price $20,018, collateralized by Asset-Backed Securities, 0.00% - 13.34%, due 1/26/2032 - 7/25/2063, Collateralized Mortgage Obligations, 1.00% - 8.60%, due 8/25/2028 - 2/25/2069, Corporate Notes and Bonds, 3.88% - 9.00%, due 4/15/2026 - 6/1/2029 and FNMA, 6.50% - 17.69%, due 10/25/2029 - 3/25/2054, with a value of $21,804.	20,000	20,000
BMO Capital Markets Corp., 5.42%, dated 2/29/2024, due 3/6/2024, repurchase price $20,018, collateralized by Asset-Backed Securities, 6.80% - 7.80%, due 1/15/2031 - 7/25/2063, Collateralized Mortgage Obligations, 0.01% - 8.60%, due 12/25/2035 - 2/25/2069, Corporate Notes and Bonds, 1.50% - 8.75%, due 2/11/2025 - 1/30/2032, FNMA, 8.32% - 17.69%, due 1/27/2042 - 2/25/2049, GNMA, 6.20%, due 1/20/2070 and Sovereign Government Securities, 1.63%, due 1/22/2025, with a value of $21,415.	20,000	20,000
BNP Paribas SA, 5.40%, dated 2/29/2024, due 3/5/2024, repurchase price $325,244, collateralized by Corporate Notes and Bonds, 0.95% - 10.75%, due 4/1/2024 - 10/31/2082^^ and Sovereign Government Securities, 5.10%, due 6/18/2050, with a value of $341,858.	325,000	325,000
BNP Paribas SA, 5.40%, dated 2/29/2024, due 3/6/2024, repurchase price $350,315, collateralized by Corporate Notes and Bonds, 2.39% - 8.63%, due 7/15/2024 - 1/15/2084^^ and FNMA, 10.97% - 12.92%, due 4/25/2042 - 4/27/2043, with a value of $368,083.	350,000	350,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BNP Paribas SA, 5.66%, dated 2/29/2024, due 4/4/2024, repurchase price $100,550, collateralized by Corporate Notes and Bonds, 3.38% - 13.38%, due 10/15/2024 - 12/31/2079^^, with a value of $109,528.	100,000	100,000
BNP Paribas SA, 5.66%, dated 2/29/2024, due 4/4/2024, repurchase price $100,550, collateralized by Corporate Notes and Bonds, 3.88% - 11.75%, due 10/25/2024 - 12/31/2079^^, with a value of $109,562.	100,000	100,000
BNP Paribas SA, 5.66%, dated 2/29/2024, due 4/4/2024, repurchase price $310,700, collateralized by Asset-Backed Securities, 0.97% - 13.08%, due 3/10/2028 - 8/25/2067, Collateralized Mortgage Obligations, 0.00% - 7.76%, due 3/6/2029 - 11/25/2068, Corporate Notes and Bonds, 2.45% - 9.77%, due 11/18/2024 - 12/31/2079^^, FHLMC, 2.23% - 4.80%, due 4/25/2025 - 5/25/2033, FNMA, 4.25% - 15.44%, due 7/25/2024 - 3/25/2061 , Municipal Debt Securities, 1.90%, due 11/25/2037 and Sovereign Government Securities, 3.50% - 4.25%, due 1/9/2038 - 7/9/2041, with a value of $336,934.	309,000	309,000
BofA Securities, Inc., 5.34%, dated 2/29/2024, due 3/1/2024, repurchase price $50,007, collateralized by Commercial Paper, 0.00%, due 8/26/2024 - 12/17/2024, with a value of $52,500.	50,000	50,000
BofA Securities, Inc., 5.34%, dated 2/29/2024, due 3/1/2024, repurchase price $150,022, collateralized by Commercial Paper, 0.00%, due 3/8/2024 - 9/20/2024, with a value of $157,500.	150,000	150,000
BofA Securities, Inc., 5.35%, dated 2/29/2024, due 3/1/2024, repurchase price $60,009, collateralized by Certificates of Deposit, 5.83%, due 10/16/2024, Commercial Paper, 0.00%, due 3/1/2024 - 4/17/2024 and U.S. Treasury Securities, 4.00% - 5.45%, due 7/31/2025 - 11/15/2042, with a value of $61,967.	60,000	60,000
BofA Securities, Inc., 5.39%, dated 2/29/2024, due 3/1/2024, repurchase price $25,004, collateralized by Corporate Notes and Bonds, 0.80% - 9.38%, due 4/15/2024 - 3/15/2052, with a value of $26,250.	25,000	25,000
BofA Securities, Inc., 5.39%, dated 2/29/2024, due 3/1/2024, repurchase price $50,007, collateralized by Corporate Notes and Bonds, 0.82% - 7.66%, due 4/15/2024 - 9/15/2056, with a value of $52,501.	50,000	50,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	39

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
BofA Securities, Inc., 5.44%, dated 2/29/2024, due 3/1/2024, repurchase price $80,012, collateralized by Corporate Notes and Bonds, 0.00% - 14.00%, due 3/8/2024 - 12/27/2033 and Sovereign Government Securities, 0.00% - 11.75%, due 10/13/2024 - 3/31/2038, with a value of $86,400.	80,000	80,000
BofA Securities, Inc., 5.34%, dated 2/29/2024, due 3/7/2024, repurchase price $70,073, collateralized by Certificates of Deposit, 5.88%, due 3/5/2024 and U.S. Treasury Securities, 0.38% - 6.88%, due 8/15/2025 - 12/31/2028, with a value of $71,406.	70,000	70,000
BofA Securities, Inc., 5.35%, dated 2/29/2024, due 3/7/2024, repurchase price $80,083, collateralized by Commercial Paper, 0.00%, due 3/1/2024 - 8/1/2024, with a value of $84,000.	80,000	80,000
BofA Securities, Inc., 5.39%, dated 2/29/2024, due 3/7/2024, repurchase price $50,052, collateralized by Corporate Notes and Bonds, 2.80% - 7.88%, due 10/15/2024 - 10/1/2060, with a value of $52,500.	50,000	50,000
BofA Securities, Inc., 5.69%, dated 2/29/2024, due 4/4/2024, repurchase price $246,355, collateralized by Asset-Backed Securities, 0.00% - 7.00%, due 7/17/2026 - 7/25/2037, Collateralized Mortgage Obligations, 0.00% - 5.96%, due 8/25/2031 - 12/25/2063 and FNMA, 3.00% - 15.94%, due 8/25/2033 - 10/25/2058, with a value of $264,600.	245,000	245,000
Credit Agricole Corporate and Investment Bank SA, 5.40%, dated 2/29/2024, due 3/7/2024, repurchase price $110,116, collateralized by Asset-Backed Securities, 1.13% - 8.59%, due 12/10/2029 - 10/15/2074, Collateralized Mortgage Obligations, 2.50% - 7.33%, due 7/15/2032 - 12/25/2057, Corporate Notes and Bonds, 0.87% - 11.00%, due 8/26/2024 - 3/15/2048^^, Sovereign Government Securities, 1.25% - 10.63%, due 4/15/2024 - 3/29/2047 and U.S. Treasury Securities, 1.75%, due 1/31/2029, with a value of $117,306.	110,000	110,000
Fixed Income Clearing Corp., 5.30%, dated 2/29/2024, due 3/1/2024, repurchase price $1,500,221, collateralized by U.S. Treasury Securities, 2.38% - 3.88%, due 3/31/2029 - 4/30/2029, with a value of $1,530,000.	1,500,000	1,500,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Fixed Income Clearing Corp., 5.31%, dated 2/29/2024, due 3/1/2024, repurchase price $2,500,369, collateralized by U.S. Treasury Securities, 0.00% - 3.25%, due 8/29/2024 - 8/15/2032, with a value of $2,550,000.	2,500,000	2,500,000
Goldman Sachs & Co. LLC, 5.66%, dated 2/29/2024, due 4/9/2024, repurchase price $301,887, collateralized by Asset-Backed Securities, 3.50% - 13.87%, due 5/26/2026 - 10/15/2042, Collateralized Mortgage Obligations, 1.50% - 7.69%, due 10/12/2029 - 5/28/2058, Corporate Notes and Bonds, 0.00% - 15.00%, due 3/6/2024 - 6/4/2081^^, FHLMC, 2.50% - 6.00%, due 12/1/2036 - 11/1/2053 and FNMA, 2.00% - 6.50%, due 7/1/2031 - 12/1/2053, with a value of $322,267.	300,000	300,000
Goldman Sachs & Co. LLC, 5.69%, dated 2/29/2024, due 4/9/2024, repurchase price $654,109, collateralized by Asset-Backed Securities, 0.00% - 13.31%, due 12/10/2024 - 4/20/2062, Collateralized Mortgage Obligations, 0.00% - 8.53%, due 11/12/2032 - 12/25/2068, Corporate Notes and Bonds, 0.00% - 13.50%, due 3/6/2024 - 3/15/2054^^, FHLMC, 2.00% - 4.50%, due 12/1/2046 - 3/1/2052 and FNMA, 3.50% - 5.50%, due 12/1/2049 - 10/1/2053, with a value of $697,598.	650,000	650,000
HSBC Securities USA, Inc., 5.43%, dated 2/29/2024, due 3/1/2024, repurchase price $250,038, collateralized by Corporate Notes and Bonds, 0.90% - 9.02%, due 2/10/2025 - 12/31/2079, Sovereign Government Securities, 2.38% - 7.88%, due 10/17/2024 - 3/1/2057 and U.S. Treasury Securities, 0.00%, due 5/15/2038 - 11/15/2049, with a value of $262,539.	250,000	250,000
ING Financial Markets LLC, 5.40%, dated 2/29/2024, due 3/1/2024, repurchase price $50,008, collateralized by Corporate Notes and Bonds, 1.50% - 6.88%, due 1/22/2025 - 3/15/2054, with a value of $52,508.	50,000	50,000
ING Financial Markets LLC, 5.55%, dated 2/29/2024, due 4/29/2024, repurchase price $201,850, collateralized by Common Stocks, with a value of $218,031.	200,000	200,000
Pershing LLC, 5.71%, dated 2/29/2024, due 5/9/2024, repurchase price $90,999, collateralized by U.S. Treasury Securities, 0.00% - 5.00%, due 5/31/2024 - 8/15/2052, with a value of $93,111.	90,000	90,000
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Money Market Funds	February 29, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
RBC Capital Markets LLC, 5.42%, dated 2/29/2024, due 3/5/2024, repurchase price $100,075, collateralized by Certificates of Deposit, 0.00% - 6.03%, due 3/1/2024 - 10/9/2035, Collateralized Mortgage Obligations, 4.60% - 6.58%, due 10/19/2034 - 1/25/2037, Commercial Paper, 0.00%, due 3/28/2024 - 11/25/2024 and FNMA, 10.12%, due 10/25/2050, with a value of $105,025.	100,000	100,000
Societe Generale SA, 5.38%, dated 2/29/2024, due 3/1/2024, repurchase price $175,026, collateralized by Asset-Backed Securities, 1.94% - 3.70%, due 4/1/2028 - 11/1/2033, Collateralized Mortgage Obligations, 0.87% - 4.50%, due 12/15/2051 - 6/25/2058, Corporate Notes and Bonds, 0.86% - 8.50%, due 4/15/2024 - 9/14/2077, FNMA, 8.82%, due 3/25/2042, Sovereign Government Securities, 0.63% - 5.38%, due 9/17/2024 - 7/23/2060 and U.S. Treasury Securities, 0.00%, due 5/15/2048, with a value of $184,203.	175,000	175,000
Societe Generale SA, 5.40%, dated 2/29/2024, due 3/1/2024, repurchase price $90,014, collateralized by Asset-Backed Securities, 2.70% - 8.21%, due 4/1/2028 - 2/25/2068, Collateralized Mortgage Obligations, 2.75% - 4.67%, due 11/25/2048 - 6/25/2058, Corporate Notes and Bonds, 0.63% - 7.85%, due 6/6/2024 - 6/15/2054^^, FNMA, 7.37%, due 12/27/2033 and Sovereign Government Securities, 0.75% - 8.88%, due 10/26/2024 - 7/23/2060, with a value of $94,951.	90,000	90,000
Societe Generale SA, 5.45%, dated 2/29/2024, due 3/1/2024, repurchase price $60,009, collateralized by Asset-Backed Securities, 5.90% - 7.39%, due 7/25/2035 - 10/25/2036, Collateralized Mortgage Obligations, 4.32% - 9.47%, due 9/15/2034 - 8/16/2047, Corporate Notes and Bonds, 2.45% - 10.50%, due 8/1/2025 - 12/31/2079, FNMA, 9.67% - 11.07%, due 4/25/2042 - 9/25/2042 and Sovereign Government Securities, 3.24% - 9.13%, due 4/15/2024 - 5/13/2054, with a value of $64,445.	60,000	60,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Societe Generale SA, 5.47%, dated 2/29/2024, due 3/5/2024, repurchase price $65,049, collateralized by Asset-Backed Securities, 5.78%, due 11/25/2036, Collateralized Mortgage Obligations, 4.77% - 9.47%, due 9/15/2034 - 1/15/2049, Corporate Notes and Bonds, 3.20% - 9.00%, due 2/4/2025 - 12/1/2032, FNMA, 10.82%, due 5/26/2043 and Sovereign Government Securities, 5.00% - 9.38%, due 4/15/2024 - 1/27/2045, with a value of $70,257.	65,000	65,000
Societe Generale SA, 5.40%, dated 2/29/2024, due 3/6/2024, repurchase price $135,122, collateralized by Asset-Backed Securities, 1.94% - 3.27%, due 6/15/2029 - 11/25/2064, Collateralized Mortgage Obligations, 4.50%, due 6/25/2058, Corporate Notes and Bonds, 0.86% - 7.44%, due 6/25/2024 - 1/31/2060^^, FNMA, 7.37% - 8.82%, due 12/27/2033 - 3/25/2042, Sovereign Government Securities, 0.55% - 5.50%, due 6/19/2024 - 7/23/2060 and U.S. Treasury Securities, 0.00%, due 5/15/2048, with a value of $142,036.	135,000	135,000
Societe Generale SA, 5.65%, dated 2/29/2024, due 5/6/2024, repurchase price $171,788, collateralized by Collateralized Mortgage Obligations, 2.93% - 9.47%, due 9/15/2034 - 8/16/2047, Corporate Notes and Bonds, 2.13% - 10.50%, due 6/25/2024 - 12/31/2079^^, FNMA, 9.67% - 11.07%, due 4/25/2042 - 9/25/2042 and Sovereign Government Securities, 3.38% - 9.38%, due 4/15/2024 - 10/12/2046, with a value of $186,016.	170,000	170,000
TD Securities (USA) LLC, 5.39%, dated 2/29/2024, due 3/1/2024, repurchase price $100,015, collateralized by Corporate Notes and Bonds, 3.45% - 6.27%, due 6/27/2024 - 4/15/2031, with a value of $105,016.	100,000	100,000
TD Securities (USA) LLC, 5.42%, dated 2/29/2024, due 3/1/2024, repurchase price $100,015, collateralized by Corporate Notes and Bonds, 3.35% - 4.63%, due 4/15/2026 - 3/15/2059, with a value of $105,016.	100,000	100,000
TD Securities (USA) LLC, 5.41%, dated 2/29/2024, due 3/6/2024, repurchase price $300,271, collateralized by Corporate Notes and Bonds, 2.65% - 7.96%, due 2/1/2025 - 2/9/2064, with a value of $315,332.	300,000	300,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	41

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
TD Securities (USA) LLC, 5.44%, dated 2/29/2024, due 3/6/2024, repurchase price $110,100, collateralized by Corporate Notes and Bonds, 3.35% - 8.50%, due 5/1/2025 - 3/15/2064, with a value of $116,040.	110,000	110,000
TD Securities (USA) LLC, 5.66%, dated 2/29/2024, due 4/26/2024, repurchase price $75,672, collateralized by Corporate Notes and Bonds, 2.45% - 11.50%, due 10/29/2026 - 10/1/2031, with a value of $80,648.	75,000	75,000
Wells Fargo Securities LLC, 5.44%, dated 2/29/2024, due 3/6/2024, repurchase price $40,036, collateralized by Certificates of Deposit, 0.00% - 5.95%, due 5/31/2024 - 12/28/2028, with a value of $42,045.	40,000	40,000
Wells Fargo Securities LLC, 5.76%, dated 2/29/2024, due 5/9/2024, repurchase price $202,240, collateralized by Certificates of Deposit, 0.00% - 6.07%, due 3/21/2024 - 1/26/2028 and Sovereign Government Securities, 0.00% - 6.38%, due 8/23/2024 - 4/15/2070, with a value of $212,924.	200,000	200,000
Wells Fargo Securities LLC, 5.76%, dated 2/29/2024, due 5/16/2024, repurchase price $40,493, collateralized by Certificates of Deposit, 0.00% - 5.85%, due 7/12/2024 - 12/22/2028, with a value of $42,605.	40,000	40,000
Total Repurchase Agreements (Cost $9,679,000)		9,679,000
Municipal Bonds — 0.5%
Colorado — 0.0% ^
Colorado Housing and Finance Authority, Single Family Mortgage Series 2023 N-2, Class 1, Rev., VRDO, GNMA COLL, LIQ : Royal Bank of Canada, 5.35%, 3/7/2024 (a)	8,000	8,000
Georgia — 0.0% ^
Macon-Bibb County Industrial Authority, Kumho Tire Georgia Inc., Project, Rev., VRDO, LOC : Korea Development Bank, 5.45%, 3/7/2024 (a) (b)	10,000	10,000
Illinois — 0.0% ^
Illinois Housing Development Authority Series 2023 M, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 5.35%, 3/7/2024 (a)	20,000	20,000
Iowa — 0.1%
Iowa Student Loan Liquidity Corp., Student Loan Series 2023-1, Rev., VRDO, LOC : Royal Bank of Canada, 5.38%, 3/7/2024 (a)	44,900	44,900
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Hampshire — 0.2%
New Hampshire Business Finance Authority, Hanwa Q Cells USA, Inc., Project Series 2024A, Rev., VRDO, LOC : Kookmin Bank, 5.61%, 3/7/2024 (a) (b)	89,000	89,000
Ohio — 0.1%
Cincinnati City School District, Rev., TAN, 5.56%, 3/28/2024	60,000	60,000
Texas — 0.1%
North Texas Higher Education Authority, Inc. Series 2023-1, Rev., VRDO, LOC : Royal Bank of Canada, 5.38%, 3/7/2024 (a)	20,000	20,000
State of Texas, Veterans Series 2023A, GO, VRDO, LIQ : Texas State Comptroller, 5.40%, 3/7/2024 (a)	21,000	21,000
		41,000
Total Municipal Bonds (Cost $272,900)		272,900
Corporate Bonds — 0.3%
Banks — 0.3%
Barclays Bank plc (United Kingdom)
(OBFR + 0.20%), 5.51%, 3/1/2024 (b) (c)	105,000	105,000
(OBFR + 0.20%), 5.51%, 3/1/2024 (b) (c)	77,000	77,000
Total Corporate Bonds (Cost $182,000)		182,000
Short Term Investments — 82.5%
Certificates of Deposits — 28.7%
ABN AMRO Bank NV (Netherlands) , 5.44%, 8/27/2024 (d)	110,000	107,105
Agricultural Bank of China Ltd. (China) , 5.84%, 3/18/2024	43,000	43,000
Bank of America NA
(SOFR + 0.17%), 5.48%, 3/1/2024 (c)	108,000	108,000
(SOFR + 0.19%), 5.50%, 3/1/2024 (c)	110,000	110,000
5.84%, 4/5/2024	130,000	130,000
Bank of Montreal (Canada)
(SOFR + 0.53%), 5.84%, 3/1/2024 (c)	33,000	33,000
(SOFR + 0.63%), 5.94%, 3/1/2024 (c)	42,300	42,300
(SOFR + 0.64%), 5.95%, 3/1/2024 (c)	17,500	17,500
5.55%, 6/17/2024 (d)	50,000	49,181
5.37%, 7/11/2024	45,000	45,000
5.54%, 9/3/2024	82,000	82,000
5.99%, 9/11/2024	85,000	85,000
5.26%, 10/7/2024 (d)	34,000	32,942
5.80%, 11/7/2024	107,000	107,000
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Money Market Funds	February 29, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Certificates of Deposits — continued
5.50%, 12/4/2024	21,000	21,000
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.55%), 5.86%, 3/1/2024 (c)	52,000	52,000
(SOFR + 0.60%), 5.91%, 3/1/2024 (c)	84,000	84,000
(SOFR + 0.66%), 5.97%, 3/1/2024 (c)	36,000	36,000
(SOFR + 0.70%), 6.01%, 3/1/2024 (c)	39,000	39,000
5.60%, 9/11/2024	53,000	53,000
6.00%, 10/3/2024	36,000	36,000
Barclays Bank plc (United Kingdom) (SOFR + 0.32%), 5.63%, 3/1/2024 (c)	54,000	54,000
BNP Paribas SA (France)
(SOFR + 0.19%), 5.50%, 3/1/2024 (c)	87,000	87,000
(SOFR + 0.55%), 5.86%, 3/1/2024 (c)	66,000	66,000
(SOFR + 0.55%), 5.86%, 3/1/2024 (c)	55,000	55,000
5.71%, 3/4/2024	25,000	25,000
5.78%, 6/7/2024	45,000	45,000
5.91%, 6/20/2024	75,000	75,000
5.31%, 10/2/2024	104,000	104,000
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 0.54%), 5.85%, 3/1/2024 (c)	95,000	95,000
(SOFR + 0.60%), 5.91%, 3/1/2024 (c)	84,000	84,000
(SOFR + 0.60%), 5.91%, 3/1/2024 (c)	49,000	49,000
5.42%, 4/10/2024	89,000	89,000
5.95%, 9/19/2024	90,000	90,000
6.00%, 10/2/2024	65,000	65,000
5.30%, 10/7/2024	58,000	58,000
6.00%, 10/17/2024	76,000	76,000
5.60%, 12/10/2024	50,000	50,000
China Construction Bank Corp. (China)
5.38%, 3/1/2024	200,000	200,000
5.55%, 3/4/2024	40,000	40,000
5.38%, 3/7/2024	105,000	105,000
5.50%, 4/1/2024	43,000	43,000
5.55%, 4/3/2024	25,000	25,000
Cooperatieve Rabobank UA (Netherlands)
(SOFR + 0.69%), 6.02%, 3/1/2024 (c)	48,000	48,000
5.60%, 6/5/2024 (d)	85,000	83,750
5.74%, 8/14/2024 (d)	100,000	97,420
5.82%, 9/9/2024 (d)	125,000	121,229
5.81%, 9/13/2024 (d)	65,000	63,004
5.81%, 9/18/2024 (d)	55,000	53,268
5.71%, 11/8/2024 (d)	111,000	106,729
5.80%, 11/12/2024	55,000	55,000
5.53%, 12/11/2024 (d)	20,000	19,161
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
Credit Agricole Corporate and Investment Bank (France)
(SOFR + 0.11%), 5.42%, 3/1/2024 (c)	54,000	54,000
(SOFR + 0.20%), 5.51%, 3/1/2024 (c)	87,000	87,000
(SOFR + 0.50%), 5.81%, 3/1/2024 (c)	60,000	60,000
5.80%, 3/5/2024	100,000	100,000
5.68%, 3/7/2024	50,000	50,000
5.80%, 3/21/2024	100,000	100,000
5.80%, 3/22/2024	44,000	44,000
5.80%, 3/22/2024	40,000	40,000
5.85%, 5/7/2024	175,000	175,000
5.78%, 6/7/2024	52,000	52,000
5.40%, 6/21/2024	185,000	185,000
5.31%, 10/4/2024	65,000	65,000
5.34%, 11/15/2024	15,000	15,000
Credit Agricole SA (France)
5.64%, 3/7/2024 (d)	172,000	171,838
5.26%, 10/1/2024 (d)	65,000	63,030
Credit Industriel et Commercial (France)
(SOFR + 0.52%), 5.83%, 3/1/2024 (c)	96,000	96,000
5.80%, 3/21/2024	90,000	90,000
5.73%, 4/19/2024 (d)	53,000	52,589
5.73%, 5/13/2024 (d)	210,000	207,588
5.78%, 5/13/2024	49,000	49,000
5.80%, 5/29/2024 (d)	245,000	241,534
5.80%, 6/13/2024	50,000	50,000
5.82%, 7/2/2024 (d)	75,000	73,537
5.54%, 9/6/2024	150,000	150,000
5.27%, 10/7/2024 (d)	235,000	227,679
5.28%, 10/8/2024 (d)	129,000	124,955
5.24%, 10/21/2024 (d)	150,000	145,066
5.29%, 10/24/2024 (d)	149,000	143,994
5.26%, 11/1/2024 (d)	100,000	96,549
5.36%, 11/6/2024 (d)	83,000	80,024
DZ Bank AG (Germany) , 5.71%, 5/24/2024	150,000	150,000
First Abu Dhabi Bank USA NV
(SOFR + 0.20%), 5.51%, 3/1/2024 (c)	85,000	85,000
(SOFR + 0.27%), 5.58%, 3/1/2024 (c)	20,000	20,000
Industrial & Commercial Bank of China Ltd. (China)
5.80%, 3/4/2024	75,000	75,000
5.84%, 3/13/2024	43,000	43,000
5.84%, 3/19/2024	150,000	150,000
5.55%, 4/3/2024	80,000	80,000
5.65%, 5/1/2024	67,000	67,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	43

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Certificates of Deposits — continued
ING Bank NV (Netherlands)
5.96%, 5/29/2024	120,000	120,000
5.25%, 10/21/2024	104,000	104,000
KBC Bank NV (Belgium) , 5.32%, 3/7/2024	125,000	125,000
Kookmin Bank (South Korea) (SOFR + 0.35%), 5.66%, 3/1/2024 (c)	44,000	44,000
Korea Development Bank (South Korea)
(SOFR + 0.34%), 5.65%, 3/1/2024 (c)	21,000	21,000
5.83%, 3/19/2024	10,000	10,000
Landesbank Baden-Wuerttemberg (Germany) , 5.33%, 3/5/2024	350,000	350,000
Mitsubishi UFJ Trust & Banking Corp. (Japan)
(SOFR + 0.18%), 5.49%, 3/1/2024 (c)	110,000	110,000
(SOFR + 0.18%), 5.49%, 3/1/2024 (c)	107,000	107,000
(SOFR + 0.22%), 5.53%, 3/1/2024 (c)	85,000	85,000
(SOFR + 0.28%), 5.59%, 3/1/2024 (c)	20,000	20,000
(SOFR + 0.28%), 5.59%, 3/1/2024 (c)	79,000	79,000
(SOFR + 0.30%), 5.61%, 3/1/2024 (c)	43,000	43,000
(SOFR + 0.30%), 5.61%, 3/1/2024 (c)	64,000	64,000
(SOFR + 0.47%), 5.78%, 3/1/2024 (c)	105,000	105,000
Mizuho Bank Ltd. (Japan)
(SOFR + 0.10%), 5.41%, 3/1/2024 (c)	100,000	100,000
(SOFR + 0.12%), 5.43%, 3/1/2024 (c)	53,000	53,000
(SOFR + 0.16%), 5.47%, 3/1/2024 (c)	65,000	65,000
(SOFR + 0.18%), 5.49%, 3/1/2024 (c)	108,000	108,000
(SOFR + 0.18%), 5.49%, 3/1/2024 (c)	106,000	106,000
(SOFR + 0.23%), 5.54%, 3/1/2024 (c)	108,000	108,000
5.60%, 3/11/2024	180,000	180,000
5.85%, 4/17/2024	105,000	105,000
5.85%, 5/2/2024	107,000	107,000
5.85%, 5/3/2024	63,000	63,000
5.73%, 5/15/2024	150,000	150,000
5.71%, 5/17/2024	175,000	175,000
5.66%, 5/29/2024	116,000	116,000
MUFG Bank Ltd. (Japan)
(SOFR + 0.18%), 5.49%, 3/1/2024 (c)	45,000	45,000
(SOFR + 0.21%), 5.52%, 3/1/2024 (c)	108,000	108,000
(SOFR + 0.35%), 5.66%, 3/1/2024 (c)	65,000	65,000
5.75%, 5/15/2024	100,000	100,000
5.66%, 5/30/2024	69,000	69,000
5.43%, 7/15/2024	87,000	87,000
National Australia Bank Ltd. (Australia)
5.58%, 3/7/2024 (d)	130,000	129,879
5.59%, 3/18/2024 (d)	65,000	64,829
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
5.40%, 8/27/2024 (d)	110,000	107,125
5.82%, 10/4/2024 (d)	78,000	75,350
5.27%, 10/9/2024 (d)	70,000	67,801
5.69%, 11/12/2024 (d)	122,000	117,250
Natixis SA (France)
(SOFR + 0.50%), 5.81%, 3/1/2024 (c)	100,000	100,000
5.90%, 6/5/2024	54,000	54,000
5.94%, 6/14/2024	85,000	85,000
5.81%, 7/8/2024	67,000	67,000
5.76%, 8/9/2024	139,000	139,000
5.62%, 9/3/2024	138,000	138,000
5.40%, 9/19/2024	85,000	85,000
Nordea Bank Abp (Finland)
(SOFR + 0.10%), 5.41%, 3/1/2024 (c)	30,000	30,000
(SOFR + 0.51%), 5.82%, 3/1/2024 (c)	38,000	38,000
Norinchukin Bank (The)
5.32%, 3/1/2024	175,000	175,000
5.35%, 4/8/2024	200,000	200,000
5.37%, 4/16/2024	60,000	60,000
5.39%, 5/3/2024	200,000	200,000
5.40%, 5/23/2024	100,000	100,000
Oversea-Chinese Banking Corp. Ltd. (Singapore)
(SOFR + 0.10%), 5.41%, 3/1/2024 (c)	45,000	45,000
(SOFR + 0.28%), 5.59%, 3/1/2024 (c)	43,000	43,000
(SOFR + 0.40%), 5.71%, 3/1/2024 (c)	85,000	85,000
Royal Bank of Canada (Canada)
(SOFR + 0.53%), 5.84%, 3/1/2024 (c)	55,000	55,000
(SOFR + 0.60%), 5.91%, 3/1/2024 (c)	36,000	36,000
Skandinaviska Enskilda Banken AB (Sweden)
(SOFR + 0.15%), 5.46%, 3/1/2024 (c)	33,000	33,000
(SOFR + 0.17%), 5.48%, 3/1/2024 (c)	33,000	33,000
(SOFR + 0.18%), 5.49%, 3/1/2024 (c)	35,000	35,000
(SOFR + 0.65%), 5.96%, 3/1/2024 (c)	45,000	45,000
(SOFR + 0.70%), 6.01%, 3/1/2024 (c)	100,000	100,000
Standard Chartered Bank (United Kingdom)
(SOFR + 0.23%), 5.54%, 3/1/2024 (c)	22,000	22,000
(SOFR + 0.24%), 5.55%, 3/1/2024 (c)	87,000	87,000
(SOFR + 0.41%), 5.72%, 3/1/2024 (c)	20,000	20,000
(SOFR + 0.50%), 5.81%, 3/1/2024 (c)	28,000	28,000
5.85%, 3/20/2024	75,000	75,000
5.85%, 4/3/2024	63,000	63,000
5.85%, 4/10/2024	42,000	42,000
5.85%, 4/17/2024	14,000	14,000
5.85%, 4/25/2024	60,000	60,000
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Money Market Funds	February 29, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Certificates of Deposits — continued
5.72%, 5/23/2024	115,000	115,000
5.42%, 7/2/2024	120,000	120,000
State Street Bank and Trust Co.
(SOFR + 0.50%), 5.81%, 3/1/2024 (c)	97,000	97,000
(SOFR + 0.52%), 5.83%, 3/1/2024 (c)	95,000	95,000
Sumitomo Mitsui Banking Corp. (Japan)
(SOFR + 0.15%), 5.46%, 3/1/2024 (c)	44,000	44,000
(SOFR + 0.17%), 5.48%, 3/1/2024 (c)	45,000	45,000
(SOFR + 0.17%), 5.48%, 3/1/2024 (c)	65,000	65,000
(SOFR + 0.18%), 5.49%, 3/1/2024 (c)	105,000	105,000
(SOFR + 0.18%), 5.49%, 3/1/2024 (c)	106,000	106,000
(SOFR + 0.18%), 5.49%, 3/1/2024 (c)	65,000	65,000
(SOFR + 0.21%), 5.52%, 3/1/2024 (c)	185,000	185,000
(SOFR + 0.30%), 5.61%, 3/1/2024 (c)	43,000	43,000
(SOFR + 0.31%), 5.62%, 3/1/2024 (c)	43,000	43,000
(SOFR + 0.35%), 5.66%, 3/1/2024 (c)	100,000	100,000
5.62%, 3/28/2024	45,000	45,000
5.66%, 4/15/2024	47,650	47,650
5.85%, 4/23/2024	75,000	75,000
5.85%, 4/24/2024	60,000	60,000
5.78%, 5/14/2024	100,000	100,000
5.75%, 5/15/2024	70,000	70,000
5.74%, 5/23/2024	112,000	112,000
Sumitomo Mitsui Trust Bank Ltd. (Japan)
(SOFR + 0.12%), 5.43%, 3/1/2024 (c)	105,000	105,000
(SOFR + 0.16%), 5.47%, 3/1/2024 (c)	54,000	54,000
(SOFR + 0.17%), 5.48%, 3/1/2024 (c)	107,000	107,000
(SOFR + 0.17%), 5.48%, 3/1/2024 (c)	107,000	107,000
(SOFR + 0.17%), 5.48%, 3/1/2024 (c)	65,000	65,000
(SOFR + 0.18%), 5.49%, 3/1/2024 (c)	67,000	67,000
(SOFR + 0.21%), 5.52%, 3/1/2024 (c)	108,000	108,000
(SOFR + 0.27%), 5.58%, 3/1/2024 (c)	86,000	86,000
(SOFR + 0.30%), 5.61%, 3/1/2024 (c)	43,000	43,000
5.37%, 4/11/2024	120,000	120,000
5.78%, 5/7/2024	107,000	107,000
5.75%, 5/14/2024	75,000	75,000
Svenska Handelsbanken AB (Sweden)
(SOFR + 0.18%), 5.49%, 3/1/2024 (c)	65,000	65,000
(SOFR + 0.52%), 5.83%, 3/1/2024 (c)	55,000	55,000
(SOFR + 0.64%), 5.95%, 3/1/2024 (c)	17,500	17,500
5.57%, 7/2/2024	32,000	32,001
5.90%, 7/12/2024	60,000	60,000
5.91%, 7/16/2024	40,000	40,001
5.90%, 8/1/2024	145,000	145,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
Toronto-Dominion Bank (The) (Canada)
(SOFR + 0.50%), 5.81%, 3/1/2024 (c)	86,000	86,000
(SOFR + 0.65%), 5.96%, 3/1/2024 (c)	49,000	49,000
(SOFR + 0.66%), 5.97%, 3/1/2024 (c)	8,000	8,000
(SOFR + 0.70%), 6.01%, 3/1/2024 (c)	50,000	50,000
(SOFR + 0.70%), 6.01%, 3/1/2024 (c)	44,000	44,000
5.54%, 3/13/2024 (d)	105,000	104,806
6.00%, 9/9/2024	82,000	82,000
6.01%, 10/3/2024	24,000	24,000
6.00%, 10/17/2024	60,000	60,000
5.38%, 2/28/2025 (d)	10,000	9,484
Wells Fargo Bank NA
(SOFR + 0.50%), 5.81%, 3/1/2024 (c)	44,000	44,000
(SOFR + 0.52%), 5.83%, 3/1/2024 (c)	80,000	80,000
(SOFR + 0.52%), 5.83%, 3/1/2024 (c)	100,000	100,000
(SOFR + 0.53%), 5.84%, 3/1/2024 (c)	54,000	54,000
(SOFR + 0.60%), 5.91%, 3/1/2024 (c)	40,000	40,000
(SOFR + 0.60%), 5.91%, 3/1/2024 (c)	40,000	40,000
(SOFR + 0.60%), 5.91%, 3/1/2024 (c)	100,000	100,000
(SOFR + 0.65%), 5.96%, 3/1/2024 (c)	96,000	96,000
Total Certificates of Deposit (Cost $17,819,648)		17,819,648
Time Deposits — 24.9%
Agricultural Bank of China Ltd.
5.38%, 3/1/2024	50,000	50,000
5.38%, 3/5/2024	125,000	125,000
5.38%, 3/6/2024	50,000	50,000
Australia & New Zealand Banking Group Ltd.
5.31%, 3/1/2024	150,000	150,000
5.32%, 3/1/2024	900,000	900,000
5.32%, 3/5/2024	400,000	400,000
5.32%, 3/6/2024	275,000	275,000
5.32%, 3/7/2024	325,000	325,000
China Construction Bank Corp. 5.35%, 3/1/2024	200,000	200,000
Credit Agricole Corporate and Investment Bank
5.31%, 3/1/2024	415,443	415,443
5.34%, 3/5/2024	200,000	200,000
5.34%, 3/7/2024	200,000	200,000
DNB Bank ASA 5.31%, 3/1/2024	1,000,000	1,000,000
Erste Group Bank AG 5.32%, 3/1/2024	1,350,000	1,350,000
First Abu Dhabi Bank USA NV 5.32%, 3/1/2024	1,315,000	1,315,000
Industrial & Commercial Bank of China Ltd. 5.35%, 3/1/2024	200,000	200,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	45

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Time Deposits — continued
ING Bank NV 5.32%, 3/1/2024	500,000	500,000
Interfund Lending
6.06%, 3/1/2024	53,394	53,394
6.06%, 3/1/2024	23,432	23,432
Landesbank Hessen Thueringen Girozentrale
5.33%, 3/5/2024	240,000	240,000
5.33%, 3/6/2024	325,000	325,000
Mizuho Bank Ltd.
5.32%, 3/1/2024	500,000	500,000
5.33%, 3/1/2024	1,000,000	1,000,000
Nordea Bank Abp 5.31%, 3/1/2024	1,950,000	1,950,000
Royal Bank of Canada 5.32%, 3/6/2024	250,000	250,000
Skandinaviska Enskilda Banken AB
5.32%, 3/1/2024	840,000	840,000
5.32%, 3/5/2024	700,000	700,000
Svenska Handelsbanken AB 5.30%, 3/1/2024	1,400,000	1,400,000
Swedbank AB 5.31%, 3/5/2024	500,000	500,000
Total Time Deposits (Cost $15,437,269)		15,437,269
Commercial Paper — 23.5%
Antalis SA (France)
5.56%, 3/12/2024 (d)	77,000	76,869
5.48%, 5/2/2024 (b) (d)	35,000	34,673
ASB Bank Ltd. (New Zealand)
(SOFR + 0.12%), 5.43%, 3/1/2024 (a) (b)	38,000	38,000
Australia & New Zealand Banking Group Ltd. (Australia)
5.42%, 3/5/2024 (d)	92,000	91,945
5.68%, 4/15/2024 (b)	39,000	38,725
5.67%, 4/23/2024 (b)	163,000	161,651
5.56%, 5/16/2024 (b)	100,000	98,839
5.34%, 7/17/2024 (d)	56,000	54,877
5.78%, 7/25/2024 (b)	70,000	68,396
5.27%, 10/8/2024 (b)	123,000	119,149
Bank of China Ltd. (China)
5.84%, 3/14/2024	32,000	31,933
Bank of Montreal (Canada)
(SOFR + 0.47%), 5.78%, 3/1/2024 (c)	30,000	30,000
(SOFR + 0.49%), 5.80%, 3/1/2024 (c)	55,000	55,000
(SOFR + 0.53%), 5.84%, 3/1/2024 (c)	19,000	19,000
(SOFR + 0.60%), 5.91%, 3/1/2024 (c)	50,000	50,000
5.67%, 4/3/2024 (d)	60,000	59,690
5.76%, 6/10/2024 (d)	70,000	68,886
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
5.78%, 7/29/2024	85,000	82,999
5.72%, 8/12/2024 (d)	42,000	40,932
5.80%, 9/9/2024 (d)	37,000	35,887
5.62%, 11/14/2024	55,000	52,866
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.53%), 5.84%, 3/1/2024 (b) (c)	53,000	53,000
(SOFR + 0.66%), 5.97%, 3/1/2024 (b) (c)	60,000	60,000
5.80%, 6/28/2024 (b)	46,000	45,133
Barclays Bank plc (United Kingdom)
5.36%, 3/1/2024 (b) (d)	150,000	150,000
(SOFR + 0.16%), 5.47%, 3/1/2024 (b) (c)	25,000	25,000
5.42%, 4/25/2024 (b) (d)	95,000	94,221
5.66%, 5/15/2024 (b)	200,000	197,667
Barton Capital SA (France)
5.74%, 4/26/2024 (b)	40,000	39,646
5.52%, 6/4/2024 (b)	20,000	19,713
Bedford Row Funding Corp.
(SOFR + 0.20%), 5.51%, 3/1/2024 (b) (c)	40,000	40,000
5.52%, 3/28/2024 (d)	35,000	34,856
5.41%, 6/11/2024 (b)	50,000	49,245
5.79%, 8/21/2024 (d)	40,000	38,916
BNP Paribas SA (France)
(SOFR + 0.51%), 5.82%, 3/1/2024 (c)	33,000	33,000
5.72%, 5/1/2024 (d)	50,000	49,520
5.72%, 6/7/2024 (d)	96,000	94,528
BNZ International Funding Ltd. (New Zealand)
(SOFR + 0.40%), 5.71%, 3/1/2024 (b) (c)	50,000	50,000
BofA Securities, Inc.
5.56%, 6/10/2024 (d)	109,000	107,327
BPCE SA (France)
5.67%, 6/7/2024 (d)	50,000	49,239
5.55%, 9/3/2024 (d)	146,000	141,927
Cabot Trail Funding LLC
5.66%, 5/7/2024 (b)	25,000	24,739
Canadian Imperial Bank of Commerce (Canada)
5.32%, 3/4/2024 (b)	200,000	199,911
5.72%, 8/13/2024 (d)	40,000	38,977
Chesham Finance Ltd. (Cayman Islands)
Series 2, 5.42%, 3/12/2024 (b) (d)	80,000	79,868
Cooperatieve Rabobank UA
5.31%, 3/1/2024 (d)	1,165,000	1,165,000
DNB Bank ASA (Norway)
5.68%, 4/16/2024 (d)	40,000	39,711
5.65%, 4/22/2024 (d)	81,000	80,344
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Money Market Funds	February 29, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
5.58%, 5/9/2024 (d)	73,872	73,090
5.66%, 6/10/2024 (b)	42,000	41,343
5.73%, 6/13/2024 (d)	60,000	59,022
5.26%, 9/25/2024 (b) (d)	56,000	54,348
5.69%, 11/7/2024 (d)	105,000	100,988
5.12%, 1/2/2025 (b) (d)	44,000	42,161
DZ Bank AG (Germany)
5.31%, 3/1/2024 (b) (d)	365,000	365,000
Federation des Caisses Desjardins du Quebec (Canada)
5.44%, 3/5/2024 (d)	72,000	71,956
First Abu Dhabi Bank PJSC (United Arab Emirates)
5.55%, 3/22/2024 (d)	220,000	219,290
5.55%, 3/28/2024 (d)	158,000	157,345
5.26%, 9/23/2024 (b) (d)	166,000	161,156
5.26%, 9/24/2024 (b) (d)	104,000	100,950
5.27%, 10/3/2024 (b) (d)	110,000	106,634
Glencove Funding DAC (Ireland)
5.41%, 5/7/2024 (b) (d)	26,366	26,103
Gotham Funding Corp.
5.50%, 3/1/2024 (d)	50,000	50,000
GTA Funding LLC
5.54%, 3/26/2024 (d)	20,000	19,923
5.33%, 9/6/2024 (d)	21,000	20,429
ING US Funding LLC (Netherlands)
5.62%, 3/1/2024 (d)	62,000	62,000
(SOFR + 0.48%), 5.79%, 3/1/2024 (c)	30,000	30,000
(SOFR + 0.53%), 5.84%, 3/1/2024 (b) (c)	80,000	80,000
(SOFR + 0.57%), 5.88%, 3/1/2024 (b) (c)	100,000	100,000
5.67%, 4/1/2024 (d)	61,000	60,704
5.56%, 6/3/2024 (d)	54,000	53,227
5.74%, 6/14/2024 (d)	100,000	98,354
5.74%, 6/14/2024 (d)	105,000	103,271
5.75%, 7/1/2024 (d)	25,000	24,522
5.77%, 7/18/2024 (b)	58,000	56,735
5.37%, 8/23/2024 (d)	74,000	72,119
5.58%, 9/3/2024 (d)	32,000	31,102
5.28%, 10/8/2024 (b) (d)	103,000	99,769
5.18%, 11/1/2024 (b)	65,000	62,793
5.41%, 11/22/2024 (d)	35,000	33,655
Kingdom of the Netherlands (Netherlands)
5.32%, 3/1/2024 (b)	1,280,000	1,280,000
Landesbank Baden-Wurttemberg (Germany)
5.32%, 3/1/2024 (d)	200,000	200,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Liberty Street Funding LLC
5.74%, 5/1/2024 (d)	100,000	99,036
5.71%, 5/10/2024 (d)	150,000	148,352
Lloyds Bank plc (United Kingdom)
(SOFR + 0.11%), 5.42%, 3/1/2024 (c)	107,000	107,000
5.63%, 3/8/2024 (d)	175,000	174,809
LMA-Americas LLC
5.35%, 3/11/2024 (b) (d)	50,000	49,926
5.69%, 4/12/2024 (d)	64,500	64,075
5.40%, 5/22/2024 (b)	50,400	49,788
5.37%, 8/8/2024 (b) (d)	20,000	19,534
Macquarie Bank Ltd. (Australia)
5.64%, 4/12/2024 (b)	85,000	84,445
5.73%, 4/25/2024 (b)	45,000	44,609
5.73%, 5/2/2024 (d)	100,000	99,022
5.68%, 5/9/2024 (b)	43,000	42,537
Mizuho Bank Ltd. (Japan)
5.52%, 5/1/2024 (d)	30,000	29,722
5.68%, 5/6/2024 (b)	40,000	39,587
National Australia Bank Ltd. (Australia)
(SOFR + 0.18%), 5.49%, 3/1/2024 (b) (c)	27,000	27,000
(SOFR + 0.50%), 5.81%, 3/1/2024 (b) (c)	89,000	89,000
(SOFR + 0.52%), 5.83%, 3/1/2024 (b) (c)	15,000	15,000
National Bank of Canada (Canada)
5.65%, 4/3/2024 (d)	105,000	104,459
5.66%, 4/8/2024 (d)	105,000	104,376
5.61%, 5/15/2024 (d)	150,000	148,266
National Westminster Bank plc (United Kingdom)
5.33%, 3/6/2024 (b) (d)	225,000	224,834
Natixis SA (France)
5.56%, 5/1/2024 (d)	43,000	42,599
5.75%, 7/8/2024	108,000	105,817
5.32%, 9/27/2024 (d)	35,000	33,946
NatWest Markets plc (United Kingdom)
Series G, 5.32%, 3/5/2024 (b) (d)	210,000	209,876
Nieuw Amsterdam Receivables Corp.
5.39%, 3/27/2024 (b) (d)	22,000	21,915
5.38%, 7/10/2024 (b) (d)	32,000	31,386
5.34%, 8/5/2024 (b) (d)	27,000	26,385
Nordea Bank Abp (Finland)
(SOFR + 0.15%), 5.46%, 3/1/2024 (b) (c)	25,000	25,000
5.65%, 4/11/2024 (d)	105,000	104,329
5.64%, 5/3/2024 (d)	20,000	19,804
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	47

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Old Line Funding LLC
(SOFR + 0.23%), 5.54%, 3/1/2024 (b) (c)	70,000	70,000
(SOFR + 0.32%), 5.63%, 3/1/2024 (b) (c)	35,000	35,000
(SOFR + 0.40%), 5.71%, 3/1/2024 (b) (c)	35,000	35,000
(SOFR + 0.42%), 5.73%, 3/1/2024 (b) (c)	72,000	72,000
(SOFR + 0.43%), 5.74%, 3/1/2024 (b) (c)	69,000	69,000
5.53%, 4/3/2024 (d)	75,000	74,622
5.58%, 5/20/2024 (d)	125,000	123,469
Podium Funding Trust (Canada)
(SOFR + 0.50%), 5.81%, 3/1/2024 (c)	20,000	20,000
Pricoa Short Term Funding LLC
5.31%, 8/6/2024 (b) (d)	25,000	24,431
Province of Quebec Canada (Canada)
5.37%, 4/29/2024 (b) (d)	45,000	44,608
Royal Bank of Canada (Canada)
(SOFR + 0.31%), 5.62%, 3/1/2024 (b) (c)	105,000	105,000
(SOFR + 0.60%), 5.91%, 3/1/2024 (b) (c)	50,000	50,000
(SOFR + 0.65%), 5.96%, 3/1/2024 (b) (c)	38,000	38,000
5.53%, 6/5/2024 (b)	104,000	102,489
5.79%, 9/19/2024 (d)	84,000	81,351
5.85%, 10/11/2024 (d)	57,000	54,993
5.86%, 10/16/2024 (d)	125,000	120,499
5.69%, 11/5/2024 (d)	100,000	96,210
Skandinaviska Enskilda Banken AB (Sweden)
(SOFR + 0.53%), 5.84%, 3/1/2024 (b) (c)	25,000	25,000
(SOFR + 0.60%), 5.91%, 3/1/2024 (b) (c)	38,000	38,000
5.66%, 4/4/2024 (d)	20,000	19,894
5.68%, 5/2/2024 (d)	50,000	49,515
5.66%, 6/7/2024 (d)	102,000	100,451
5.78%, 7/22/2024 (b)	41,000	40,078
5.62%, 8/7/2024 (d)	34,000	33,176
Standard Chartered Bank (United Kingdom)
5.72%, 4/17/2024 (d)	75,000	74,444
5.37%, 7/3/2024 (b)	30,000	29,455
Starbird Funding Corp.
(SOFR + 0.19%), 5.50%, 3/1/2024 (b) (c)	25,000	25,000
5.70%, 4/15/2024 (d)	20,000	19,858
5.64%, 5/24/2024 (b)	100,000	98,700
Sumitomo Mitsui Banking Corp. (Japan)
5.68%, 5/6/2024 (b)	40,000	39,587
Svenska Handelsbanken AB (Sweden)
(SOFR + 0.30%), 5.61%, 3/1/2024 (b) (c)	20,000	20,000
5.48%, 6/3/2024 (d)	41,000	40,422
5.74%, 6/11/2024 (d)	70,000	68,879
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
5.28%, 7/30/2024 (b) (d)	17,000	16,632
5.62%, 8/7/2024 (d)	43,000	41,957
5.74%, 8/12/2024 (d)	23,000	22,413
5.63%, 8/21/2024 (d)	123,000	119,755
5.49%, 8/23/2024 (d)	41,000	39,934
5.79%, 9/18/2024 (d)	72,500	70,225
5.83%, 10/1/2024 (b)	73,000	70,548
5.76%, 11/8/2024 (b)	25,000	24,029
Thunder Bay Funding LLC
5.73%, 5/1/2024 (b)	54,000	53,480
Toronto-Dominion Bank (The) (Canada)
5.72%, 8/13/2024 (d)	35,000	34,105
5.81%, 8/23/2024 (d)	125,000	121,561
5.34%, 9/9/2024 (d)	43,000	41,810
TotalEnergies Capital (France)
5.32%, 3/7/2024 (b) (d)	235,000	234,792
Toyota Credit Canada, Inc. (Canada)
5.70%, 4/2/2024 (d)	50,000	49,748
Toyota Finance Australia Ltd. (Australia)
5.73%, 4/2/2024 (d)	45,000	44,772
Toyota Motor Credit Corp.
5.69%, 8/14/2024 (d)	105,000	102,313
UBS AG (Switzerland)
(SOFR + 0.17%), 5.48%, 3/1/2024 (b) (c)	16,000	16,000
(SOFR + 0.20%), 5.53%, 3/1/2024 (b) (c)	15,000	15,000
5.69%, 3/8/2024 (d)	105,000	104,884
5.68%, 4/5/2024 (d)	84,000	83,539
5.67%, 4/11/2024 (d)	60,000	59,615
5.70%, 4/17/2024 (b)	60,000	59,557
5.66%, 5/7/2024 (b)	57,000	56,406
5.61%, 5/15/2024 (d)	90,000	88,959
5.34%, 8/2/2024 (d)	17,000	16,620
United Overseas Bank Ltd. (Singapore)
5.69%, 4/15/2024 (b)	40,000	39,717
Versailles Commercial Paper LLC
5.56%, 4/22/2024 (b) (d)	50,000	49,601
5.59%, 5/17/2024	60,000	59,292
Westpac Banking Corp. (Australia)
(SOFR + 0.50%), 5.81%, 3/1/2024 (b) (c)	19,000	19,000
5.76%, 9/6/2024 (d)	20,000	19,412
5.83%, 10/10/2024 (b)	49,760	48,022
Total Commercial Paper (Cost $14,579,057)		14,579,057
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Money Market Funds	February 29, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
U.S. Treasury Obligations — 5.4%
U.S. Treasury Bills
5.31%, 4/4/2024 (d)	404,400	402,383
5.30%, 4/9/2024 (d)	360,000	357,945
5.32%, 4/11/2024 (d)	421,000	418,463
5.31%, 4/16/2024 (d)	500,000	496,633
5.32%, 4/23/2024 (d)	410,000	406,816
5.33%, 5/30/2024 (d)	300,000	296,059
5.10%, 8/1/2024 (d)	335,000	327,903
4.78%, 1/23/2025 (d)	650,000	622,924
Total U.S. Treasury Obligations (Cost $3,329,126)		3,329,126
Total Short Term Investments (Cost $51,165,100)		51,165,100
Total Investments — 98.9% (Cost $61,299,000) *		61,299,000
Other Assets Less Liabilities — 1.1%		696,102
NET ASSETS — 100.0%		61,995,102

Percentages indicated are based on net assets.

Abbreviations
COLL	Collateral
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
OBFR	Overnight Bank Funding Rate
PJSC	Public Joint Stock Company
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Note
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
^^
Certain securities are perpetual and thus, do not have
predetermined maturity dates. The coupon rates for
these securities are fixed for a period of time and may
be structured to adjust thereafter. The coupon rates
shown are the rates in effect as of February 29,
2024.

(a)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 29, 2024.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 29, 2024.
(d)	The rate shown is the effective yield as of February 29, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	49

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 42.1%
Agency Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 5.32%, dated 2/29/2024, due 3/1/2024, repurchase price $1,050,155. (a)	1,050,000	1,050,000
Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 5.31% - 5.32%, dated 2/29/2024, due 3/1/2024, repurchase price $982,574. (a)	982,429	982,429
Agency Joint Trading Account III, J.P. Morgan Investment Management Inc., as agent, 5.32%, dated 2/29/2024, due 3/1/2024, repurchase price $199,030. (a)	199,000	199,000
Bank of America NA, 5.32%, dated 2/29/2024, due 3/1/2024, repurchase price $1,200,177, collateralized by FHLMC, 3.50%, due 4/1/2042 and FNMA, 2.00% - 4.50%, due 12/1/2040 - 11/1/2051, with a value of $1,224,000.	1,200,000	1,200,000
Bank of Montreal, 5.32%, dated 2/29/2024, due 3/1/2024, repurchase price $1,400,207, collateralized by FHLMC, 2.25% - 4.00%, due 2/15/2028 - 5/25/2052, FNMA, 1.25% - 6.00%, due 4/25/2025 - 4/25/2053 and GNMA, 2.00% - 6.71%, due 1/20/2042 - 2/20/2073, with a value of $1,442,213.	1,400,000	1,400,000
BMO Capital Markets Corp., 5.32%, dated 2/29/2024, due 3/6/2024, repurchase price $500,443, collateralized by FHLMC, 1.13% - 6.50%, due 2/25/2025 - 10/25/2053, FNMA, 0.50% - 10.94%, due 10/25/2024 - 7/25/2054 and GNMA, 0.00% - 7.00%, due 4/17/2034 - 1/20/2074, with a value of $514,591.	500,000	500,000
BNP Paribas SA, 5.40%, dated 2/29/2024, due 3/7/2024, repurchase price $2,002,100, collateralized by FHLMC, 1.00% - 7.00%, due 5/1/2032 - 2/25/2054, FNMA, 1.82% - 9.97%, due 4/25/2028 - 1/1/2054, GNMA, 2.00% - 8.00%, due 4/15/2028 - 12/20/2063 and U.S. Treasury Securities, 0.00% - 5.36%, due 4/2/2024 - 8/15/2053, with a value of $2,098,281.	2,000,000	2,000,000
BNP Paribas SA, 5.42%, dated 2/29/2024, due 3/7/2024, repurchase price $1,001,053, collateralized by FHLMC, 1.22% - 7.50%, due 1/1/2029 - 1/1/2054, FNMA, 1.50% - 7.00%, due 3/1/2025 - 2/1/2054 and GNMA, 2.50% - 7.00%, due 5/20/2032 - 12/20/2053, with a value of $1,052,853.	1,000,000	1,000,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BNP Paribas SA, 5.48%, dated 2/29/2024, due 3/7/2024, repurchase price $1,001,066, collateralized by FHLMC, 2.00% - 6.50%, due 7/15/2032 - 1/1/2054, FNMA, 2.00% - 9.97%, due 6/1/2026 - 1/1/2054, GNMA, 2.00% - 7.50%, due 9/15/2028 - 12/20/2063 and U.S. Treasury Securities, 0.00% - 1.88%, due 5/15/2025 - 11/15/2033, with a value of $1,079,630.	1,000,000	1,000,000
BNP Paribas SA, 5.50%, dated 2/29/2024, due 3/7/2024, repurchase price $1,001,069, collateralized by FHLMC, 2.00% - 7.00%, due 2/1/2031 - 2/25/2054, FNMA, 1.83% - 7.44%, due 6/1/2026 - 12/1/2053, GNMA, 3.00% - 7.00%, due 10/15/2028 - 3/15/2059 and U.S. Treasury Securities, 0.00% - 4.13%, due 3/21/2024 - 10/31/2029, with a value of $1,048,840.	1,000,000	1,000,000
BNP Paribas SA, 5.50%, dated 2/29/2024, due 3/7/2024, repurchase price $1,001,069, collateralized by FFCB, 2.82% - 2.93%, due 12/9/2041 - 2/3/2042, FHLB, 2.80% - 6.30%, due 7/11/2039 - 6/12/2043, FHLMC, 5.50%, due 8/1/2053, FNMA, 3.00% - 6.50%, due 7/1/2048 - 8/1/2053 and GNMA, 2.50% - 7.50%, due 11/15/2032 - 12/20/2063, with a value of $1,048,362.	1,000,000	1,000,000
BofA Securities, Inc., 5.35%, dated 2/29/2024, due 3/7/2024, repurchase price $1,001,040, collateralized by FHLMC, 0.00% - 7.50%, due 1/1/2027 - 2/1/2054, FNMA, 0.00% - 8.00%, due 4/1/2024 - 2/1/2054 and GNMA, 2.50% - 8.00%, due 8/15/2030 - 11/20/2063, with a value of $1,020,012.	1,000,000	1,000,000
BofA Securities, Inc., 5.36%, dated 2/29/2024, due 4/18/2024, repurchase price $1,007,296, collateralized by FHLMC, 0.00% - 7.00%, due 12/1/2028 - 11/1/2053, FNMA, 0.00% - 7.50%, due 6/1/2025 - 12/1/2053 and GNMA, 2.50% - 7.00%, due 6/15/2029 - 9/20/2066, with a value of $1,020,429.	1,000,000	1,000,000
BofA Securities, Inc., 5.35%, dated 2/29/2024, due 4/25/2024, repurchase price $252,081, collateralized by FHLMC, 1.50% - 7.50%, due 10/1/2033 - 1/1/2054, FNMA, 1.50% - 5.95%, due 9/1/2026 - 8/1/2053 and GNMA, 3.00% - 6.66%, due 9/16/2041 - 2/20/2054, with a value of $255,103.	250,000	250,000
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Money Market Funds	February 29, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Citigroup Global Markets Holdings, Inc., 5.31%, dated 2/29/2024, due 3/1/2024, repurchase price $2,100,310, collateralized by U.S. Treasury Securities, 0.13% - 5.50%, due 8/31/2025 - 8/15/2028, with a value of $2,142,000.	2,100,000	2,100,000
Citigroup Global Markets Holdings, Inc., 5.31%, dated 2/29/2024, due 3/1/2024, repurchase price $3,000,442, collateralized by U.S. Treasury Securities, 0.75% - 4.13%, due 4/30/2028 - 8/15/2028, with a value of $3,060,000.	3,000,000	3,000,000
Citigroup Global Markets Holdings, Inc., 5.32%, dated 2/29/2024, due 3/5/2024, repurchase price $5,003,694, collateralized by U.S. Treasury Securities, 0.38% - 5.50%, due 5/15/2024 - 8/15/2028, with a value of $5,100,000.	5,000,000	5,000,000
Citigroup Global Markets Holdings, Inc., 5.32%, dated 2/29/2024, due 3/7/2024, repurchase price $2,002,069, collateralized by FHLMC, 1.50% - 8.00%, due 2/15/2034 - 2/25/2054, FNMA, 1.25% - 5.50%, due 10/25/2032 - 10/25/2051 and GNMA, 2.00% - 8.50%, due 2/16/2039 - 10/16/2064, with a value of $2,040,501.	2,000,000	2,000,000
Citigroup Global Markets Holdings, Inc., 5.35%, dated 2/29/2024, due 5/15/2024, repurchase price $1,011,294, collateralized by FHLMC, 1.00% - 13.82%, due 3/25/2025 - 4/25/2062, FNMA, 1.09% - 7.50%, due 2/25/2026 - 11/25/2059 and GNMA, 2.50% - 7.00%, due 12/20/2034 - 2/20/2064, with a value of $1,025,630.	1,000,000	1,000,000
Citigroup Global Markets Holdings, Inc., 5.35%, dated 2/29/2024, due 5/22/2024, repurchase price $1,012,335, collateralized by FHLMC, 4.50% - 7.50%, due 1/1/2054 and FNMA, 4.05% - 7.50%, due 1/1/2054, with a value of $1,020,001.	1,000,000	1,000,000
Daiwa Capital Markets America, Inc., 5.32%, dated 2/29/2024, due 3/1/2024, repurchase price $3,000,443, collateralized by FFCB, 4.13% - 5.00%, due 10/2/2024 - 2/13/2029, FHLB, 0.00% - 5.59%, due 8/23/2024 - 9/27/2024, FHLMC, 1.50% - 6.50%, due 2/22/2027 - 3/1/2054, FNMA, 1.50% - 6.50%, due 12/1/2027 - 2/1/2054, GNMA, 1.50% - 7.50%, due 10/15/2032 - 2/20/2054 and U.S. Treasury Securities, 0.00% - 5.00%, due 3/28/2024 - 8/15/2053, with a value of $3,061,043.	3,000,000	3,000,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Deutsche Bank Securities, Inc., 5.32%, dated 2/29/2024, due 3/1/2024, repurchase price $2,000,296, collateralized by FHLMC, 2.00% - 7.00%, due 3/1/2035 - 3/1/2054 and FNMA, 2.00% - 6.50%, due 3/1/2051 - 12/1/2053, with a value of $2,040,000.	2,000,000	2,000,000
Deutsche Bank Securities, Inc., 5.32%, dated 2/29/2024, due 3/1/2024, repurchase price $2,250,332, collateralized by FNMA, 2.00% - 6.50%, due 6/1/2042 - 2/1/2054, with a value of $2,295,000.	2,250,000	2,250,000
Federal Reserve Bank of New York, 5.30%, dated 2/29/2024, due 3/1/2024, repurchase price $8,001,178, collateralized by U.S. Treasury Securities, 0.63% - 4.63%, due 8/15/2027 - 5/15/2040, with a value of $8,001,178.	8,000,000	8,000,000
Fixed Income Clearing Corp., 5.31%, dated 2/29/2024, due 3/1/2024, repurchase price $6,750,996, collateralized by U.S. Treasury Securities, 0.25% - 4.63%, due 7/31/2025 - 2/15/2053, with a value of $6,885,000.	6,750,000	6,750,000
Fixed Income Clearing Corp., 5.31%, dated 2/29/2024, due 3/1/2024, repurchase price $7,101,047, collateralized by U.S. Treasury Securities, 0.00% - 5.57%, due 4/15/2024 - 5/15/2049, with a value of $7,242,000.	7,100,000	7,100,000
Goldman Sachs & Co. LLC, 5.32%, dated 2/29/2024, due 3/1/2024, repurchase price $2,000,296, collateralized by FHLMC, 4.00%, due 8/1/2044 - 7/1/2049, FNMA, 3.50% - 4.50%, due 9/1/2048 - 7/1/2049, GNMA, 3.71% - 4.00%, due 12/15/2040 - 7/15/2057 and U.S. Treasury Securities, 0.00% - 5.36%, due 4/9/2024 - 8/15/2052, with a value of $2,040,000.	2,000,000	2,000,000
Goldman Sachs & Co. LLC, 5.32%, dated 2/29/2024, due 3/1/2024, repurchase price $3,500,517, collateralized by FHLMC, 2.00% - 5.00%, due 7/1/2026 - 6/1/2051, FNMA, 2.00% - 7.50%, due 3/1/2025 - 11/1/2053, GNMA, 2.50% - 6.50%, due 8/20/2033 - 10/15/2057 and U.S. Treasury Securities, 0.00% - 5.49%, due 4/15/2024 - 11/15/2052, with a value of $3,570,000.	3,500,000	3,500,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	51

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Goldman Sachs & Co. LLC, 5.32%, dated 2/29/2024, due 3/1/2024, repurchase price $4,750,702, collateralized by FHLMC, 1.50% - 5.50%, due 6/1/2025 - 9/1/2053, FNMA, 2.50% - 7.50%, due 5/1/2025 - 1/1/2054, GNMA, 1.50% - 7.50%, due 10/20/2024 - 3/15/2065 and U.S. Treasury Securities, 0.63%, due 7/15/2032, with a value of $4,845,000.	4,750,000	4,750,000
Goldman Sachs & Co. LLC, 5.32%, dated 2/29/2024, due 3/1/2024, repurchase price $5,000,739, collateralized by FHLMC, 1.00% - 7.00%, due 9/1/2027 - 2/1/2054, FNMA, 1.50% - 7.00%, due 10/1/2026 - 1/1/2054, GNMA, 1.50% - 7.00%, due 5/20/2030 - 4/15/2064 and U.S. Treasury Securities, 0.00% - 3.25%, due 8/31/2027 - 2/15/2040, with a value of $5,100,000.	5,000,000	5,000,000
Goldman Sachs & Co. LLC, 5.32%, dated 2/29/2024, due 3/1/2024, repurchase price $6,500,961, collateralized by FHLMC, 1.50% - 7.00%, due 8/1/2029 - 2/1/2054, FNMA, 1.50% - 6.50%, due 1/1/2033 - 2/1/2054, GNMA, 0.00% - 6.00%, due 3/20/2028 - 3/16/2065 and U.S. Treasury Securities, 0.00% - 4.75%, due 5/15/2032 - 11/15/2053, with a value of $6,630,125.	6,500,000	6,500,000
Goldman Sachs & Co. LLC, 5.32%, dated 2/29/2024, due 3/4/2024, repurchase price $3,001,773, collateralized by FHLMC, 1.50% - 6.50%, due 1/1/2027 - 12/1/2053, FNMA, 1.41% - 7.00%, due 2/1/2026 - 2/1/2054, GNMA, 0.00% - 7.00%, due 4/20/2032 - 8/16/2065 and U.S. Treasury Securities, 2.00% - 3.00%, due 11/15/2041 - 5/15/2042, with a value of $3,060,014.	3,000,000	3,000,000
Goldman Sachs & Co. LLC, 5.42%, dated 2/29/2024, due 3/15/2024, repurchase price $2,004,517, collateralized by U.S. Treasury Securities, 0.00% - 4.88%, due 4/9/2024 - 2/15/2054, with a value of $2,040,000.	2,000,000	2,000,000
Goldman Sachs & Co. LLC, 5.47%, dated 2/29/2024, due 5/8/2024, repurchase price $1,515,726, collateralized by FHLMC, 1.50% - 6.50%, due 5/1/2031 - 12/1/2053 and FNMA, 1.50% - 6.50%, due 4/1/2027 - 9/1/2053, with a value of $1,530,000.	1,500,000	1,500,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

HSBC Securities USA, Inc., 5.32%, dated 2/29/2024, due 3/1/2024, repurchase price $1,500,222, collateralized by FHLMC, 1.72% - 7.50%, due 6/1/2033 - 3/1/2054 and FNMA, 2.00% - 7.50%, due 3/1/2031 - 2/1/2054, with a value of $1,530,226.	1,500,000	1,500,000
ING Financial Markets LLC, 5.36%, dated 2/29/2024, due 3/21/2024, repurchase price $351,094, collateralized by FHLMC, 2.00% - 6.50%, due 6/1/2047 - 12/1/2053 and FNMA, 2.00% - 6.50%, due 5/1/2033 - 2/1/2054, with a value of $359,605.	350,000	350,000
Metropolitan Life Insurance Co., 5.31%, dated 2/29/2024, due 3/1/2024, repurchase price $1,000,147, collateralized by U.S. Treasury Securities, 0.00% - 3.63%, due 8/15/2027 - 11/15/2047, with a value of $1,020,150.	1,000,000	1,000,000
Mitsubishi UFJ Trust & Banking Corp., 5.32%, dated 2/29/2024, due 3/5/2024, repurchase price $680,502, collateralized by GNMA, 2.50% - 5.00%, due 9/20/2041 - 5/20/2052, with a value of $693,908.	680,000	680,000
Natixis SA, 5.32%, dated 2/29/2024, due 3/1/2024, repurchase price $500,074, collateralized by FHLMC, 2.00% - 6.50%, due 5/15/2027 - 8/25/2053, FNMA, 1.61% - 6.50%, due 8/1/2028 - 12/25/2058, GNMA, 2.00% - 6.50%, due 5/20/2032 - 10/20/2053 and U.S. Treasury Securities, 2.88%, due 11/15/2046, with a value of $514,196.	500,000	500,000
Natixis SA, 5.35%, dated 2/29/2024, due 3/7/2024, repurchase price $2,002,081, collateralized by FFCB, 2.90% - 2.92%, due 12/9/2041 - 12/16/2041, FHLMC, 2.50% - 7.00%, due 4/15/2032 - 3/1/2054, FNMA, 1.50% - 7.00%, due 12/25/2027 - 2/1/2054, GNMA, 3.00% - 6.00%, due 11/20/2048 - 10/20/2053, Tennessee Valley Authority, 0.00%, due 1/15/2038 - 9/15/2065 and U.S. Treasury Securities, 0.00% - 5.00%, due 3/15/2024 - 2/15/2054, with a value of $2,055,629.	2,000,000	2,000,000
Norinchukin Bank (The), 5.32%, dated 2/29/2024, due 3/1/2024, repurchase price $350,052, collateralized by U.S. Treasury Securities, 1.25% - 3.50%, due 4/30/2028 - 5/15/2033, with a value of $357,000.	350,000	350,000
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Money Market Funds	February 29, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Norinchukin Bank (The), 5.34%, dated 2/29/2024, due 3/6/2024, repurchase price $650,578, collateralized by U.S. Treasury Securities, 1.25% - 3.50%, due 4/30/2028 - 5/15/2033, with a value of $663,000.	650,000	650,000
RBC Capital Markets LLC, 5.32%, dated 2/29/2024, due 3/1/2024, repurchase price $2,600,384, collateralized by FFCB, 0.27% - 5.98%, due 4/5/2024 - 6/21/2041, FHLB, 0.00% - 6.36%, due 3/15/2024 - 2/23/2044, FHLMC, 0.00% - 8.50%, due 7/15/2024 - 11/25/2052, FNMA, 0.00% - 7.00%, due 3/25/2024 - 3/25/2054, GNMA, 0.00% - 9.00%, due 4/15/2024 - 3/20/2064 , Tennessee Valley Authority, 0.00%, due 5/1/2024 - 4/1/2056 and U.S. Treasury Securities, 0.00% - 6.63%, due 3/26/2024 - 2/15/2054, with a value of $2,659,564.	2,600,000	2,600,000
Royal Bank of Canada, 5.42%, dated 2/29/2024, due 3/7/2024, repurchase price $1,001,054, collateralized by FHLMC, 2.50% - 6.50%, due 1/1/2030 - 12/1/2053 and FNMA, 2.00% - 7.00%, due 9/25/2027 - 7/1/2060, with a value of $1,048,283.	1,000,000	1,000,000
Royal Bank of Canada, 5.42%, dated 2/29/2024, due 3/7/2024, repurchase price $2,002,108, collateralized by FHLMC, 3.00% - 6.50%, due 9/15/2031 - 11/25/2053 and FNMA, 0.95% - 7.00%, due 4/1/2025 - 2/1/2054, with a value of $2,096,228.	2,000,000	2,000,000
Royal Bank of Canada, 5.50%, dated 2/29/2024, due 3/7/2024, repurchase price $1,001,069, collateralized by FHLMC, 2.50% - 6.50%, due 2/15/2032 - 12/1/2053 and FNMA, 1.25% - 7.50%, due 8/1/2028 - 11/1/2061, with a value of $1,049,864.	1,000,000	1,000,000
Societe Generale SA, 5.42%, dated 2/29/2024, due 3/4/2024, repurchase price $700,422, collateralized by U.S. Treasury Securities, 0.50% - 3.50%, due 3/31/2025 - 4/30/2030, with a value of $714,000.	700,000	700,000
Sumitomo Mitsui Banking Corp., 5.31%, dated 2/29/2024, due 3/1/2024, repurchase price $4,650,686, collateralized by U.S. Treasury Securities, 0.38% - 4.88%, due 7/31/2024 - 5/15/2048, with a value of $4,748,293.	4,650,000	4,650,000
TD Securities USA LLC, 5.31%, dated 2/29/2024, due 3/1/2024, repurchase price $750,111, collateralized by U.S. Treasury Securities, 1.50% - 6.13%, due 8/15/2026 - 5/15/2049, with a value of $765,113.	750,000	750,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

The Northwestern Mutual Life Insurance Co., 5.32%, dated 2/29/2024, due 3/1/2024, repurchase price $1,000,148, collateralized by FHLMC, 2.00% - 3.50%, due 9/1/2042 - 10/1/2051 and FNMA, 0.00% - 5.00%, due 12/1/2039 - 12/1/2052, with a value of $1,020,151.	1,000,000	1,000,000
Treasury Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 5.31%, dated 2/29/2024, due 3/1/2024, repurchase price $1,500,221. (a)	1,500,000	1,500,000
UBS Securities LLC, 5.35%, dated 2/29/2024, due 3/7/2024, repurchase price $200,208, collateralized by FNMA, 1.21% - 3.75%, due 12/25/2030 - 9/25/2032, with a value of $206,000.	200,000	200,000
Wells Fargo Securities LLC, 5.32%, dated 2/29/2024, due 3/1/2024, repurchase price $1,000,148, collateralized by GNMA, 1.50% - 8.00%, due 11/20/2026 - 2/20/2064, with a value of $1,020,151.	1,000,000	1,000,000
Wells Fargo Securities LLC, 5.32%, dated 2/29/2024, due 3/5/2024, repurchase price $500,369, collateralized by FNMA, 1.50% - 7.00%, due 4/1/2025 - 1/1/2059, with a value of $510,528.	500,000	500,000
Wells Fargo Securities LLC, 5.43%, dated 2/29/2024, due 3/26/2024, repurchase price $2,208,628, collateralized by FNMA, 1.50% - 7.50%, due 11/1/2024 - 9/1/2057, with a value of $2,274,801.	2,200,000	2,200,000
Wells Fargo Securities LLC, 5.39%, dated 2/29/2024, due 5/28/2024, repurchase price $1,519,988, collateralized by FNMA, 1.50% - 8.00%, due 1/1/2025 - 6/1/2057, with a value of $1,550,617.	1,500,000	1,500,000
Total Repurchase Agreements (Cost $112,661,429)		112,661,429
U.S. Government Agency Securities — 18.3%
FFCB, DN, 4.88%, 11/25/2024 (b)	25,000	24,122
FFCB Funding Corp.
(Federal Reserve Bank Prime Loan Rate US + (3.13)%), 5.37%, 3/1/2024 (c)	100,000	100,000
(SOFR + 0.14%), 5.45%, 3/1/2024 (c)	297,000	296,967
(SOFR + 0.15%), 5.46%, 3/1/2024 (c)	250,000	249,990
(SOFR + 0.15%), 5.46%, 3/1/2024 (c)	224,000	223,985
(SOFR + 0.15%), 5.46%, 3/1/2024 (c)	185,000	185,000
(SOFR + 0.16%), 5.47%, 3/1/2024 (c)	625,000	625,000
(SOFR + 0.16%), 5.47%, 3/1/2024 (c)	600,000	600,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	53

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — continued
(SOFR + 0.16%), 5.47%, 3/1/2024 (c)	155,000	155,000
(SOFR + 0.16%), 5.47%, 3/1/2024 (c)	135,000	135,000
(SOFR + 0.16%), 5.47%, 3/1/2024 (c)	140,000	140,000
(SOFR + 0.16%), 5.47%, 3/1/2024 (c)	140,000	140,000
(SOFR + 0.17%), 5.48%, 3/1/2024 (c)	450,000	450,000
(SOFR + 0.17%), 5.48%, 3/1/2024 (c)	195,000	195,000
(SOFR + 0.17%), 5.48%, 3/1/2024 (c)	500,000	500,000
(SOFR + 0.19%), 5.50%, 3/1/2024 (c)	475,000	474,974
(SOFR + 0.20%), 5.51%, 3/1/2024 (c)	255,000	255,000
(US Treasury 3 Month Bill Money Market Yield + 0.21%), 5.51%, 3/1/2024 (c)	75,000	75,000
FHLB
DN, 5.15%, 3/1/2024 (b)	199,000	199,000
5.31%, 3/1/2024 (d)	400,000	400,000
5.31%, 3/1/2024 (d)	675,000	675,000
5.31%, 3/1/2024 (d)	1,895,000	1,895,000
5.31%, 3/1/2024 (d)	75,000	75,000
5.31%, 3/1/2024 (d)	900,000	900,000
5.31%, 3/1/2024 (d)	500,000	500,000
5.31%, 3/1/2024 (d)	500,000	500,000
5.31%, 3/1/2024 (d)	1,800,000	1,800,000
5.31%, 3/1/2024 (d)	1,500,000	1,500,000
5.31%, 3/1/2024 (d)	945,000	945,000
(SOFR + 0.01%), 5.32%, 3/1/2024 (c)	750,000	750,000
(SOFR + 0.01%), 5.32%, 3/1/2024 (c)	1,000,000	1,000,000
(SOFR + 0.01%), 5.32%, 3/1/2024 (c)	500,000	500,000
(SOFR + 0.01%), 5.32%, 3/1/2024 (c)	1,400,000	1,400,000
(SOFR + 0.01%), 5.32%, 3/1/2024 (c)	870,000	870,000
(SOFR + 0.10%), 5.41%, 3/1/2024 (c)	395,000	395,000
(SOFR + 0.10%), 5.41%, 3/1/2024 (c)	1,845,000	1,845,000
(SOFR + 0.16%), 5.47%, 3/1/2024 (c)	250,000	250,000
(SOFR + 0.16%), 5.47%, 3/1/2024 (c)	1,000,000	1,000,000
(SOFR + 0.16%), 5.47%, 3/1/2024 (c)	325,000	325,000
(SOFR + 0.16%), 5.47%, 3/1/2024 (c)	1,350,000	1,350,000
(SOFR + 0.16%), 5.47%, 3/1/2024 (c)	1,000,000	1,000,000
(SOFR + 0.16%), 5.47%, 3/1/2024 (c)	1,225,000	1,225,000
(SOFR + 0.16%), 5.47%, 3/1/2024 (c)	250,000	250,000
(SOFR + 0.16%), 5.47%, 3/1/2024 (c)	925,000	925,000
(SOFR + 0.16%), 5.47%, 3/1/2024 (c)	950,000	950,000
(SOFR + 0.16%), 5.47%, 3/1/2024 (c)	1,000,000	1,000,000
(SOFR + 0.16%), 5.47%, 3/1/2024 (c)	125,000	125,000
(SOFR + 0.16%), 5.47%, 3/1/2024 (c)	700,000	700,000
(SOFR + 0.16%), 5.47%, 3/1/2024 (c)	225,000	225,000
(SOFR + 0.16%), 5.47%, 3/1/2024 (c)	175,000	175,000
(SOFR + 0.16%), 5.47%, 3/1/2024 (c)	500,000	500,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

(SOFR + 0.19%), 5.50%, 3/1/2024 (c)	780,000	780,000
(SOFR + 0.20%), 5.51%, 3/1/2024 (c)	225,000	225,000
DN, 5.29%, 5/2/2024 (b)	250,000	247,744
DN, 5.28%, 5/3/2024 (b)	125,000	123,856
5.23%, 5/17/2024	1,000,000	1,000,000
5.50%, 8/12/2024	400,000	399,968
DN, 5.37%, 10/18/2024 (b)	250,000	241,658
DN, 4.91%, 11/1/2024 (b)	645,000	624,193
DN, 4.89%, 11/7/2024 (b)	695,000	672,104
DN, 4.89%, 11/8/2024 (b)	1,975,000	1,909,677
DN, 4.87%, 11/15/2024 (b)	1,975,000	1,908,290
DN, 4.88%, 11/22/2024 (b)	1,945,000	1,877,383
DN, 4.88%, 11/25/2024 (b)	325,000	313,596
DN, 4.91%, 11/26/2024 (b)	500,000	482,281
5.52%, 12/16/2024	1,895,000	1,895,000
5.50%, 12/20/2024	900,000	900,000
5.51%, 12/20/2024	900,000	900,000
5.51%, 12/23/2024	1,250,000	1,250,000
DN, 5.01%, 2/10/2025 (b)	2,370,000	2,261,220
Total U.S. Government Agency Securities (Cost $48,986,008)		48,986,008
U.S. Treasury Obligations — 6.0%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + (0.08)%), 5.25%, 3/1/2024 (c)	5,480,460	5,479,787
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 5.47%, 3/1/2024 (c)	1,652,900	1,651,798
(US Treasury 3 Month Bill Money Market Yield + 0.17%), 5.50%, 3/1/2024 (c)	1,500,000	1,500,546
(US Treasury 3 Month Bill Money Market Yield + 0.17%), 5.50%, 3/1/2024 (c)	3,520,000	3,518,342
U.S. Treasury Notes
2.00%, 4/30/2024	825,000	820,375
2.50%, 4/30/2024	540,000	537,410
0.75%, 11/15/2024	1,899,750	1,845,272
2.25%, 11/15/2024	334,000	327,892
1.50%, 11/30/2024	122,000	118,990
4.50%, 11/30/2024	160,000	159,535
1.00%, 12/15/2024	134,331	130,375
Total U.S. Treasury Obligations (Cost $16,090,322)		16,090,322
Short Term Investments — 34.7%
U.S. Treasury Obligations — 34.7%
U.S. Treasury Bills
5.26%, 3/7/2024 (b)	4,200,000	4,196,325
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Money Market Funds	February 29, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
U.S. Treasury Obligations — continued
5.29%, 3/12/2024 (b)	2,940,645	2,935,901
5.28%, 3/14/2024 (b)	4,272,570	4,264,433
5.30%, 3/21/2024 (b)	5,493,500	5,477,364
5.28%, 3/26/2024 (b)	4,754,375	4,737,008
5.30%, 3/28/2024 (b)	650,000	647,426
5.29%, 4/2/2024 (b)	6,720,000	6,688,573
5.29%, 4/9/2024 (b)	8,734,800	8,685,045
5.33%, 4/11/2024 (b)	6,516,000	6,476,696
5.30%, 4/16/2024 (b)	7,607,650	7,556,487
5.06%, 4/18/2024 (b)	2,298,000	2,282,599
5.32%, 4/23/2024 (b)	4,050,000	4,018,542
0.00%, 4/30/2024 (b)	6,750,000	6,694,550
5.32%, 5/16/2024 (b)	2,600,000	2,571,105
5.25%, 5/21/2024 (b)	2,600,000	2,569,668
5.31%, 5/30/2024 (b)	1,300,000	1,282,970
5.26%, 6/6/2024 (b)	2,800,000	2,760,844
5.13%, 6/13/2024 (b)	562,770	554,563
5.21%, 6/20/2024 (b)	4,000,000	3,936,730
5.13%, 7/11/2024 (b)	1,204,843	1,182,622
5.08%, 7/18/2024 (b)	3,900,000	3,825,085
5.18%, 8/8/2024 (b)	655,000	640,270
5.19%, 8/15/2024 (b)	2,598,000	2,536,957
5.27%, 8/29/2024 (b)	2,600,000	2,532,940
5.26%, 9/5/2024 (b)	1,123,000	1,092,974
4.79%, 12/26/2024 (b)	2,600,000	2,500,442
Total U.S. Treasury Obligations (Cost $92,648,119)		92,648,119
Total Short Term Investments (Cost $92,648,119)		92,648,119
Total Investments — 101.1% (Cost $270,385,878) *		270,385,878
Liabilities in Excess of Other Assets — (1.1)%		(2,892,281)
NET ASSETS — 100.0%		267,493,597

Percentages indicated are based on net assets.

Abbreviations
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
SOFR	Secured Overnight Financing Rate

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Agency Joint Trading Account I, II, III and Treasury
Joint Trading Account I - At February 29, 2024, the
Fund had proportionate interests in the Agency Joint
Trading Account I, II, III and Treasury Joint Trading
Account I with a maturity date of March 1, 2024, as
follows for JPMorgan U.S. Government Money Market
Fund (amounts in thousands):

	Principal Amount	Repurchase Price	Collateral Value Allocation
Agency Joint Trading Account I	$1,050,000	$1,050,155	$1,071,196
Agency Joint Trading Account II	982,429	982,574	1,002,078
Agency Joint Trading Account III	199,000	199,030	203,078
Treasury Joint Trading Account I	1,500,000	1,500,221	1,530,216

Repurchase Agreements - At February 29, 2024, the Principal Amounts of the
Fund's interests in the Agency Joint Trading Account I, II, III and Treasury Joint
Trading Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	U.S. Government Money Market Fund
Agency Joint Trading Account I
TD Securities USA LLC	5.32%	$1,050,000
Agency Joint Trading Account II
BofA Securities, Inc.	5.31%	601,487
Citigroup Global Markets Holdings, Inc.	5.32%	380,942
Total		982,429
Agency Joint Trading Account III
BNP Paribas SA	5.32%	199,000
Treasury Joint Trading Account I
BNP Paribas SA	5.31%	1,432,432
Citibank NA	5.31%	67,568
Total		1,500,000

SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	55

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
At February 29, 2024, the Agency Joint Trading Account I, II, III and Treasury Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Agency Joint Trading Account I
FNMA	2.00%-7.00%	12/1/2031-8/1/2059
GNMA	3.50%-5.50%	10/20/2033-6/20/2047
Agency Joint Trading Account II
FHLMC	2.00%-8.50%	8/1/2024-2/1/2054
FNMA	0.00%-7.50%	4/1/2024-2/1/2054
GNMA	2.00%-8.00%	5/15/2028-10/20/2072
Agency Joint Trading Account III
FHLMC	2.77%-7.00%	2/1/2031-9/1/2053
FNMA	1.49%-7.03%	5/1/2029-2/1/2054
Treasury Joint Trading Account I
U.S. Treasury Securities	0.00%-7.50%	3/5/2024-5/15/2053

(b)	The rate shown is the effective yield as of February 29, 2024.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 29, 2024.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 29, 2024.

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Money Market Funds	February 29, 2024

JPMorgan U.S. Treasury Plus Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 42.3%
BofA Securities, Inc., 5.32%, dated 2/29/2024, due 3/7/2024, repurchase price $1,001,034, collateralized by U.S. Treasury Securities, 0.00% - 4.25%, due 5/9/2024 - 2/15/2040, with a value of $1,020,000.	1,000,000	1,000,000
BofA Securities, Inc., 5.34%, dated 2/29/2024, due 3/7/2024, repurchase price $1,001,038, collateralized by U.S. Treasury Securities, 0.88% - 4.25%, due 6/30/2026 - 8/15/2051, with a value of $1,020,000.	1,000,000	1,000,000
Citigroup Global Markets Holdings, Inc., 5.31%, dated 2/29/2024, due 3/1/2024, repurchase price $1,000,148, collateralized by U.S. Treasury Securities, 1.38% - 5.25%, due 5/15/2024 - 11/30/2028, with a value of $1,020,000.	1,000,000	1,000,000
Citigroup Global Markets Holdings, Inc., 5.31%, dated 2/29/2024, due 3/1/2024, repurchase price $1,650,243, collateralized by U.S. Treasury Securities, 0.75% - 5.50%, due 6/30/2028 - 10/15/2028, with a value of $1,683,000.	1,650,000	1,650,000
Citigroup Global Markets Holdings, Inc., 5.32%, dated 2/29/2024, due 3/5/2024, repurchase price $1,000,739, collateralized by U.S. Treasury Securities, 1.13% - 5.25%, due 8/15/2028 - 11/30/2028, with a value of $1,020,000.	1,000,000	1,000,000
Federal Reserve Bank of New York, 5.30%, dated 2/29/2024, due 3/1/2024, repurchase price $1,000,147, collateralized by U.S. Treasury Securities, 0.25% - 2.63%, due 5/15/2024 - 5/15/2031, with a value of $1,000,147.	1,000,000	1,000,000
Fixed Income Clearing Corp., 5.31%, dated 2/29/2024, due 3/1/2024, repurchase price $1,900,280, collateralized by U.S. Treasury Securities, 0.63% - 4.00%, due 7/31/2024 - 8/15/2030, with a value of $1,938,000.	1,900,000	1,900,000
Fixed Income Clearing Corp., 5.31%, dated 2/29/2024, due 3/1/2024, repurchase price $2,250,332, collateralized by U.S. Treasury Securities, 0.00% - 4.63%, due 2/20/2025 - 11/15/2040, with a value of $2,295,000.	2,250,000	2,250,000
Goldman Sachs & Co. LLC, 5.32%, dated 2/29/2024, due 3/5/2024, repurchase price $2,501,847, collateralized by U.S. Treasury Securities, 0.00% - 4.38%, due 2/28/2026 - 2/15/2052, with a value of $2,550,000.	2,500,000	2,500,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Goldman Sachs & Co. LLC, 5.37%, dated 2/29/2024, due 5/28/2024, repurchase price $759,957, collateralized by U.S. Treasury Securities, 0.00% - 2.88%, due 5/2/2024 - 2/15/2047, with a value of $765,000.	750,000	750,000
ING Financial Markets LLC, 5.31%, dated 2/29/2024, due 3/1/2024, repurchase price $200,030, collateralized by U.S. Treasury Securities, 0.50% - 4.63%, due 8/15/2024 - 2/15/2049, with a value of $204,030.	200,000	200,000
Norinchukin Bank (The), 5.32%, dated 2/29/2024, due 3/1/2024, repurchase price $150,022, collateralized by U.S. Treasury Securities, 1.25% - 3.50%, due 4/30/2028 - 5/15/2033, with a value of $153,000.	150,000	150,000
Norinchukin Bank (The), 5.34%, dated 2/29/2024, due 3/6/2024, repurchase price $100,089, collateralized by U.S. Treasury Securities, 1.25% - 3.50%, due 4/30/2028 - 5/15/2033, with a value of $102,000.	100,000	100,000
Societe Generale SA, 5.42%, dated 2/29/2024, due 3/4/2024, repurchase price $300,181, collateralized by U.S. Treasury Securities, 0.25% - 1.38%, due 9/30/2025 - 10/31/2028, with a value of $306,000.	300,000	300,000
Societe Generale SA, 5.35%, dated 2/29/2024, due 4/2/2024, repurchase price $502,452, collateralized by U.S. Treasury Securities, 1.25% - 4.50%, due 11/15/2025 - 5/31/2029, with a value of $510,000.	500,000	500,000
Treasury Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 5.31%, dated 2/29/2024, due 3/1/2024, repurchase price $2,025,299. (a)	2,025,000	2,025,000
Total Repurchase Agreements (Cost $17,325,000)		17,325,000
U.S. Treasury Obligations — 10.4%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + (0.08)%), 5.25%, 3/1/2024 (b)	347,000	346,958
(US Treasury 3 Month Bill Money Market Yield + 0.13%), 5.45%, 3/1/2024 (b)	100,000	99,921
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 5.47%, 3/1/2024 (b)	163,000	162,891
(US Treasury 3 Month Bill Money Market Yield + 0.17%), 5.50%, 3/1/2024 (b)	1,650,000	1,648,852
(US Treasury 3 Month Bill Money Market Yield + 0.25%), 5.57%, 3/1/2024 (b)	800,000	800,000
U.S. Treasury Notes
2.00%, 4/30/2024	115,500	114,853
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	57

JPMorgan U.S. Treasury Plus Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
2.50%, 4/30/2024	49,000	48,765
2.25%, 10/31/2024	80,000	78,628
4.38%, 10/31/2024	55,000	54,797
0.75%, 11/15/2024	305,250	296,540
2.25%, 11/15/2024	124,000	121,754
1.50%, 11/30/2024	154,000	150,143
2.13%, 11/30/2024	70,000	68,571
4.50%, 11/30/2024	25,000	24,927
1.00%, 12/15/2024	31,000	30,086
1.50%, 2/15/2025	100,000	96,754
2.00%, 2/15/2025	120,000	116,663
Total U.S. Treasury Obligations (Cost $4,261,103)		4,261,103
Short Term Investments — 43.4%
U.S. Treasury Obligations — 43.4%
U.S. Treasury Bills
5.26%, 3/7/2024 (c)	600,000	599,475
5.29%, 3/14/2024 (c)	630,000	628,800
5.28%, 3/19/2024 (c)	792,000	789,917
5.28%, 3/21/2024 (c)	400,000	398,831
5.28%, 3/26/2024 (c)	600,000	597,808
5.28%, 3/28/2024 (c)	580,000	577,712
5.28%, 4/2/2024 (c)	250,000	248,833
40.69%, 4/4/2024 (c)	150,000	149,252
5.27%, 4/9/2024 (c)	500,000	497,162
10.77%, 4/11/2024 (c)	490,000	487,041
5.29%, 4/16/2024 (c)	400,000	397,317
5.07%, 4/18/2024 (c)	346,000	343,678
5.29%, 4/23/2024 (c)	1,390,000	1,379,256
5.00%, 4/30/2024 (c)	400,080	396,791
5.37%, 5/2/2024 (c)	190,000	188,259
5.26%, 5/7/2024 (c)	100,000	99,030
5.32%, 5/16/2024 (c)	400,000	395,555
5.25%, 5/21/2024 (c)	440,000	434,867
5.29%, 5/23/2024 (c)	390,000	385,297
5.25%, 5/28/2024 (c)	600,000	592,395
5.32%, 5/30/2024 (c)	620,000	611,860
5.26%, 6/6/2024 (c)	400,000	394,406
5.13%, 6/13/2024 (c)	84,500	83,268
5.30%, 6/18/2024 (c)	35,150	34,595
5.21%, 6/20/2024 (c)	610,000	600,351
5.30%, 6/25/2024 (c)	500,000	491,602
5.17%, 6/27/2024 (c)	560,000	550,675
5.15%, 7/5/2024 (c)	495,000	486,237
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Obligations — continued
5.13%, 7/11/2024 (c)	195,000	191,404
5.08%, 7/18/2024 (c)	650,000	637,514
5.13%, 7/25/2024 (c)	800,000	783,713
5.10%, 8/1/2024 (c)	800,000	783,051
5.17%, 8/8/2024 (c)	697,000	681,365
5.19%, 8/15/2024 (c)	200,000	195,301
5.24%, 8/22/2024 (c)	400,000	390,121
5.27%, 8/29/2024 (c)	400,000	389,683
5.26%, 9/5/2024 (c)	172,000	167,401
5.37%, 10/3/2024 (c)	60,000	58,124
4.79%, 12/26/2024 (c)	490,000	471,241
4.78%, 1/23/2025 (c)	200,000	191,673
Total U.S. Treasury Obligations (Cost $17,780,861)		17,780,861
Total Short Term Investments (Cost $17,780,861)		17,780,861
Total Investments — 96.1% (Cost $39,366,964) *		39,366,964
Other Assets Less Liabilities — 3.9%		1,598,280
NET ASSETS — 100.0%		40,965,244

Percentages indicated are based on net assets.

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Treasury Joint Trading Account I - At February 29,
2024, the Fund had proportionate interests in the
Treasury Joint Trading Account I with a maturity date
of March 1, 2024, as follows for JPMorgan
U.S. Treasury Plus Money Market Fund (amounts in
thousands):

	Principal Amount	Repurchase Price	Collateral Value Allocation
Treasury Joint Trading Account I	$2,025,000	$2,025,299	$2,065,791

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Money Market Funds	February 29, 2024

Repurchase Agreements - At February 29, 2024, the Principal Amounts of the Fund's interests in the Treasury Joint Trading Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	U.S. Treasury Plus Money Market Fund
Treasury Joint Trading Account I
BNP Paribas SA	5.31%	$1,933,784
Citibank NA	5.31%	91,216
Total		2,025,000

At February 29, 2024, the Treasury Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Treasury Joint Trading Account I
U.S. Treasury Securities	0.00%-7.50%	3/5/2024-5/15/2053

(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 29, 2024.
(c)	The rate shown is the effective yield as of February 29, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	59

JPMorgan Federal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — 24.4%
FFCB
DN, 5.30%, 5/23/2024 (a)	50,000	49,396
DN, 4.88%, 11/25/2024 (a)	25,000	24,122
DN, 4.80%, 12/26/2024 (a)	25,000	24,042
FFCB Funding Corp.
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 5.35%, 3/1/2024 (b)	40,000	39,999
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 5.44%, 3/1/2024 (b)	55,000	54,990
(SOFR + 0.15%), 5.46%, 3/1/2024 (b)	25,000	25,000
(SOFR + 0.16%), 5.47%, 3/1/2024 (b)	25,000	25,000
(SOFR + 0.17%), 5.48%, 3/1/2024 (b)	50,000	50,000
(Federal Reserve Bank Prime Loan Rate US + (3.01)%), 5.49%, 3/1/2024 (b)	25,000	25,000
(Federal Reserve Bank Prime Loan Rate US + (3.00)%), 5.51%, 3/1/2024 (b)	50,000	50,000
(US Treasury 3 Month Bill Money Market Yield + 0.21%), 5.51%, 3/1/2024 (b)	25,000	25,000
FHLB
DN, 5.15%, 3/1/2024 (a)	1,000	1,000
5.31%, 3/1/2024 (c)	200,000	200,000
5.31%, 3/1/2024 (c)	50,000	50,000
5.31%, 3/1/2024 (c)	150,000	150,000
5.31%, 3/1/2024 (c)	100,000	100,000
5.31%, 3/1/2024 (c)	200,000	200,000
5.31%, 3/1/2024 (c)	200,000	200,000
(SOFR + 0.10%), 5.41%, 3/1/2024 (b)	50,000	50,000
(SOFR + 0.14%), 5.45%, 3/1/2024 (b)	25,000	25,000
(SOFR + 0.16%), 5.47%, 3/1/2024 (b)	25,000	25,000
(SOFR + 0.16%), 5.47%, 3/1/2024 (b)	25,000	25,000
(SOFR + 0.16%), 5.47%, 3/1/2024 (b)	25,000	25,000
(SOFR + 0.20%), 5.51%, 3/1/2024 (b)	25,000	25,000
5.30%, 4/19/2024	50,000	49,990
DN, 5.29%, 4/30/2024 (a)	25,000	24,782
5.30%, 5/22/2024	25,000	25,000
DN, 4.89%, 11/8/2024 (a)	25,000	24,173
DN, 4.89%, 11/15/2024 (a)	25,000	24,152
DN, 4.94%, 11/29/2024 (a)	50,000	48,197
5.50%, 12/20/2024	25,000	25,000
DN, 4.85%, 1/27/2025 (a)	50,000	47,860
DN, 5.03%, 2/10/2025 (a)	25,000	23,847
Total U.S. Government Agency Securities (Cost $1,761,550)		1,761,550
U.S. Treasury Obligations — 5.5%
U.S. Treasury Floating Rate Notes
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

(US Treasury 3 Month Bill Money Market Yield + (0.08)%), 5.25%, 3/1/2024 (b)	150,000	149,968
(US Treasury 3 Month Bill Money Market Yield + 0.04%), 5.36%, 3/1/2024 (b)	100,000	100,005
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 5.47%, 3/1/2024 (b)	100,000	100,084
(US Treasury 3 Month Bill Money Market Yield + 0.20%), 5.53%, 3/1/2024 (b)	25,000	24,997
U.S. Treasury Notes, 0.75%, 11/15/2024	25,000	24,283
Total U.S. Treasury Obligations (Cost $399,337)		399,337
Short Term Investments — 71.4%
U.S. Treasury Obligations — 71.4%
U.S. Treasury Bills
5.29%, 3/5/2024 (a)	150,000	149,912
5.27%, 3/7/2024 (a)	100,000	99,912
5.29%, 3/12/2024 (a)	400,000	399,355
5.29%, 3/14/2024 (a)	200,000	199,619
5.28%, 3/19/2024 (a)	400,000	398,947
5.29%, 3/21/2024 (a)	300,000	299,121
5.29%, 3/26/2024 (a)	200,000	199,268
5.29%, 3/28/2024 (a)	300,000	298,813
5.29%, 4/2/2024 (a)	400,000	398,128
5.30%, 4/4/2024 (a)	300,000	298,507
5.29%, 4/9/2024 (a)	300,000	298,290
5.30%, 4/11/2024 (a)	300,000	298,199
5.31%, 4/16/2024 (a)	100,000	99,327
5.26%, 4/18/2024 (a)	50,000	49,652
5.32%, 4/23/2024 (a)	100,000	99,223
5.27%, 4/25/2024 (a)	50,000	49,601
5.26%, 4/30/2024 (a)	175,000	173,527
5.26%, 5/2/2024 (a)	50,000	49,551
5.29%, 5/9/2024 (a)	50,000	49,498
5.28%, 5/16/2024 (a)	150,000	148,348
5.29%, 5/23/2024 (a)	275,000	271,685
5.31%, 5/30/2024 (a)	100,000	98,690
5.26%, 6/6/2024 (a)	50,000	49,301
5.27%, 6/13/2024 (a)	50,000	49,250
5.30%, 6/18/2024 (a)	25,000	24,605
5.21%, 6/20/2024 (a)	25,000	24,605
5.30%, 6/25/2024 (a)	100,000	98,320
0.00%, 7/2/2024 (a)	100,000	98,273
5.14%, 7/5/2024 (a)	50,000	49,117
5.13%, 7/11/2024 (a)	50,000	49,078
5.08%, 7/18/2024 (a)	50,000	49,039
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Money Market Funds	February 29, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
U.S. Treasury Obligations — continued
5.13%, 7/25/2024 (a)	50,000	48,982
5.10%, 8/1/2024 (a)	50,000	48,941
5.16%, 8/8/2024 (a)	50,000	48,879
5.19%, 8/15/2024 (a)	50,000	48,825
5.23%, 8/22/2024 (a)	25,000	24,384
4.79%, 12/26/2024 (a)	25,000	24,043
Total U.S. Treasury Obligations (Cost $5,162,815)		5,162,815
Total Short Term Investments (Cost $5,162,815)		5,162,815
Total Investments — 101.3% (Cost $7,323,702) *		7,323,702
Liabilities in Excess of Other Assets — (1.3)%		(92,311)
NET ASSETS — 100.0%		7,231,391

Percentages indicated are based on net assets.

Abbreviations
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
SOFR	Secured Overnight Financing Rate

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)	The rate shown is the effective yield as of February 29, 2024.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 29, 2024.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 29, 2024.

SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	61

JPMorgan 100% U.S. Treasury Securities Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 11.5%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + (0.08)%), 5.25%, 3/1/2024 (a)	2,045,000	2,044,768
(US Treasury 3 Month Bill Money Market Yield + 0.04%), 5.36%, 3/1/2024 (a)	350,000	350,041
(US Treasury 3 Month Bill Money Market Yield + 0.13%), 5.45%, 3/1/2024 (a)	2,200,000	2,198,495
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 5.47%, 3/1/2024 (a)	1,673,000	1,672,500
(US Treasury 3 Month Bill Money Market Yield + 0.17%), 5.50%, 3/1/2024 (a)	1,613,120	1,613,404
(US Treasury 3 Month Bill Money Market Yield + 0.17%), 5.50%, 3/1/2024 (a)	4,533,438	4,529,832
(US Treasury 3 Month Bill Money Market Yield + 0.20%), 5.53%, 3/1/2024 (a)	2,282,200	2,282,574
(US Treasury 3 Month Bill Money Market Yield + 0.25%), 5.57%, 3/1/2024 (a)	2,700,000	2,700,000
U.S. Treasury Notes
2.00%, 4/30/2024	511,500	508,633
2.50%, 4/30/2024	217,000	215,959
4.38%, 10/31/2024	255,000	254,057
0.75%, 11/15/2024	703,000	682,905
2.25%, 11/15/2024	546,300	536,407
1.50%, 11/30/2024	420,000	409,530
2.13%, 11/30/2024	665,000	651,376
4.50%, 11/30/2024	403,000	401,754
1.00%, 12/15/2024	88,000	85,408
Total U.S. Treasury Obligations (Cost $21,137,643)		21,137,643
Short Term Investments — 94.3%
U.S. Treasury Obligations — 94.3%
U.S. Treasury Bills
5.30%, 3/5/2024 (b)	12,597,500	12,590,089
5.27%, 3/7/2024 (b)	5,229,000	5,224,414
5.29%, 3/12/2024 (b)	11,150,000	11,132,018
5.29%, 3/14/2024 (b)	6,081,000	6,069,416
5.29%, 3/19/2024 (b)	14,005,320	13,968,392
5.29%, 3/21/2024 (b)	4,780,000	4,765,992
5.30%, 3/26/2024 (b)	14,250,000	14,197,782
5.30%, 3/28/2024 (b)	6,330,000	6,304,928
5.29%, 4/2/2024 (b)	14,090,000	14,027,774
5.30%, 4/4/2024 (b)	6,100,000	6,069,598
5.29%, 4/9/2024 (b)	9,100,000	9,048,112
5.33%, 4/11/2024 (b)	4,760,000	4,731,296
5.30%, 4/16/2024 (b)	8,200,000	8,144,826
5.08%, 4/18/2024 (b)	1,345,000	1,335,948
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Obligations — continued
5.30%, 4/23/2024 (b)	9,650,000	9,575,283
0.00%, 4/30/2024 (b)	6,500,000	6,446,563
5.37%, 5/2/2024 (b)	790,000	782,762
5.25%, 5/7/2024 (b)	2,200,000	2,178,716
5.24%, 5/14/2024 (b)	1,700,000	1,681,899
5.30%, 5/16/2024 (b)	4,350,000	4,301,852
5.25%, 5/21/2024 (b)	1,780,000	1,759,234
5.29%, 5/23/2024 (b)	3,450,000	3,408,400
5.32%, 5/30/2024 (b)	2,600,000	2,565,872
5.26%, 6/6/2024 (b)	1,700,000	1,676,227
5.14%, 6/13/2024 (b)	301,610	297,203
5.21%, 6/20/2024 (b)	2,700,000	2,657,293
5.17%, 6/27/2024 (b)	856,160	841,904
5.15%, 7/5/2024 (b)	295,000	289,784
5.13%, 7/11/2024 (b)	813,000	798,006
5.08%, 7/18/2024 (b)	2,600,000	2,550,057
5.13%, 7/25/2024 (b)	1,800,000	1,763,354
5.10%, 8/1/2024 (b)	2,700,000	2,642,797
5.17%, 8/8/2024 (b)	3,075,000	3,006,027
5.19%, 8/15/2024 (b)	900,000	878,854
5.27%, 8/29/2024 (b)	1,799,112	1,752,708
5.26%, 9/5/2024 (b)	954,910	929,378
5.37%, 10/3/2024 (b)	230,000	222,810
4.79%, 12/26/2024 (b)	1,700,000	1,634,904
4.78%, 1/23/2025 (b)	900,000	862,526
Total U.S. Treasury Obligations (Cost $173,114,998)		173,114,998
Total Short Term Investments (Cost $173,114,998)		173,114,998
Total Investments — 105.8% (Cost $194,252,641) *		194,252,641
Liabilities in Excess of Other Assets — (5.8)%		(10,613,162)
NET ASSETS — 100.0%		183,639,479

Percentages indicated are based on net assets.

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Money Market Funds	February 29, 2024

(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 29, 2024.
(b)	The rate shown is the effective yield as of February 29, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	63

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 59.1%
Alabama — 0.0% ^
Mobile County Industrial Development Authority, Pollution Control, Exxon Mobil Corp. Project, Rev., VRDO, 3.65%, 3/1/2024 (a)	1,325	1,325
Alaska — 0.4%
Alaska Housing Finance Corp., Home Mortgage Series 2007B, Rev., VRDO, LIQ : FHLB, 3.28%, 3/7/2024 (a)	15,400	15,400
City of Valdez, Exxon Pipeline Co. Project Series 1993-B, Rev., VRDO, 3.65%, 3/1/2024 (a)	29,380	29,380
		44,780
Arizona — 0.5%
Arizona Health Facilities Authority Series 2015-XF2050, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 3.33%, 3/7/2024 (a) (b)	21,000	21,000
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-147, Rev., VRDO, LOC : Royal Bank of Canada, 3.33%, 3/11/2024 (a) (b)	21,000	21,000
Salt River Pima-Maricopa Indian Community, Rev., VRDO, LOC : Bank of America NA, 3.40%, 3/7/2024 (a)	11,085	11,085
		53,085
California — 1.4%
Alameda County Industrial Development Authority, Plyproperties Project Series 1997A, Rev., VRDO, LOC : Wells Fargo Bank NA, 3.34%, 3/7/2024 (a)	1,370	1,370
City of San Jose, Multi-Family Housing, Almaden Lake Village Apartments Series 1997A, Rev., VRDO, LOC : FNMA, 3.37%, 3/7/2024 (a)	8,500	8,500
County of Sacramento, Special Facilities Apartment, Cessna Aircraft Co. Project, Rev., VRDO, LOC : Bank of America NA, 3.30%, 3/7/2024 (a)	3,200	3,200
Eastern Municipal Water District, Water and Wastewater Series 2018 A, Rev., VRDO, LIQ : Bank of America NA, 3.25%, 3/1/2024 (a)	42,555	42,555
Los Angeles Department of Water and Power, Power System Series A-6, Rev., VRDO, LIQ : Bank of America NA, 3.68%, 3/1/2024 (a)	3,000	3,000
Southern California Public Power Authority, Magnolia Power Project Series 2020-3, Rev., VRDO, LIQ : Bank of America NA, 3.71%, 3/1/2024 (a)	22,500	22,500
Tender Option Bond Trust Receipts/Certificates
Series 2022-BAML5025, Rev., VRDO, LIQ : Bank of America NA, 3.70%, 3/1/2024 (a) (b)	24,930	24,930
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
Series 2022-XF3028, Rev., VRDO, LOC : Barclays Bank plc, 4.08%, 3/1/2024 (a) (b)	7,900	7,900
Series 2021-XF2962, Rev., VRDO, LIQ : Barclays Bank plc, 3.32%, 3/7/2024 (a) (b)	440	440
Series 2022-XX1258, Rev., VRDO, LIQ : Barclays Bank plc, 3.32%, 3/7/2024 (a) (b)	2,000	2,000
Series 2023-XG0502, Rev., VRDO, LIQ : Barclays Bank plc, 3.32%, 3/7/2024 (a) (b)	7,985	7,985
Series 2023-XX1325, Rev., VRDO, LIQ : Barclays Bank plc, 3.32%, 3/7/2024 (a) (b)	5,000	5,000
University of California Series 2023BP-1, Rev., VRDO, 3.50%, 3/1/2024 (a)	17,800	17,800
		147,180
Colorado — 1.4%
City of Colorado Springs, Utilities System Improvement Series 2009C, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 3.30%, 3/7/2024 (a)	23,770	23,770
Colorado Educational and Cultural Facilities Authority, National Jewish Federation Series F2, Rev., VRDO, LOC : TD Bank NA, 3.65%, 3/1/2024 (a)	4,035	4,035
Colorado State Education Loan Program
Series 2023B, Rev., TRAN, 4.00%, 6/28/2024	12,500	12,530
Series 2023B, Rev., TRAN, 5.00%, 6/28/2024	35,000	35,198
County of Arapahoe, Multi-Family Rental Housing, Hunter's Run Holdings LP, Rev., VRDO, LOC : FHLMC, 3.32%, 3/7/2024 (a)	12,000	12,000
Tender Option Bond Trust Receipts/Certificates
Series 2022-YX1254, Rev., VRDO, LOC : Barclays Bank plc, 3.34%, 3/7/2024 (a) (b)	3,905	3,905
Series 2023-XF1592, Rev., VRDO, LIQ : TD Bank NA, 3.34%, 3/7/2024 (a) (b)	7,200	7,200
Series 2016-ZF0467, Rev., VRDO, LOC : Royal Bank of Canada, 3.36%, 3/7/2024 (a) (b)	3,675	3,675
University of Colorado, Hospital Authority Series 2018B, Rev., VRDO, LIQ : TD Bank NA, 3.30%, 3/7/2024 (a)	39,760	39,760
		142,073
Connecticut — 0.8%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Series 2022, Subseries E-2, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LOC : Sumitomo Mitsui Banking Corp., 3.28%, 3/7/2024 (a)	14,800	14,800
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Money Market Funds	February 29, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Connecticut — continued
Series 2020 C-3, Rev., VRDO, LIQ : TD Bank NA, 3.30%, 3/7/2024 (a)	15,675	15,675
Series A, Subseries A-3, Rev., VRDO, LIQ : TD Bank NA, 3.30%, 3/7/2024 (a)	10,000	10,000
Subseries 2020A-3, Rev., VRDO, LIQ : UBS AG, 3.30%, 3/7/2024 (a)	24,000	24,000
Tender Option Bond Trust Receipts/Certificates Series 2017-YX1077, Rev., VRDO, LIQ : Barclays Bank plc, 3.33%, 3/7/2024 (a) (b)	22,760	22,760
		87,235
Delaware — 0.1%
Delaware State Economic Development Authority, YMCA Delaware Project, Rev., VRDO, LOC : PNC Bank NA, 3.30%, 3/7/2024 (a)	3,190	3,190
University of Delaware Series 2013 C, Rev., VRDO, LIQ : TD Bank NA, 3.65%, 3/1/2024 (a)	8,390	8,390
		11,580
District of Columbia — 1.2%
Metropolitan Washington Airports Authority Aviation Series 2009D-2, Rev., VRDO, LOC : TD Bank NA, 3.65%, 3/1/2024 (a)	11,400	11,400
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-108, GO, VRDO, LOC : Royal Bank of Canada, 3.33%, 3/7/2024 (a) (b)	50,000	50,000
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF3133, Rev., VRDO, LOC : Barclays Bank plc, 4.08%, 3/1/2024 (a) (b)	26,105	26,105
Series 2022-ZL0319, Rev., VRDO, LIQ : Royal Bank of Canada, 3.33%, 3/7/2024 (a) (b)	10,000	10,000
Series 2023-XF3140, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.33%, 3/7/2024 (a) (b)	7,500	7,500
Series 2023-XM1129, Rev., VRDO, LIQ : UBS AG, 3.33%, 3/7/2024 (a) (b)	12,185	12,185
Series 2023-ZF3209, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 3.35%, 3/7/2024 (a) (b)	7,375	7,375
		124,565
Florida — 3.0%
Alachua County Housing Finance Authority, Multi-Family, Santa Fe Apartments Project
Series 2008, Rev., VRDO, LOC : FNMA, 3.30%, 3/7/2024 (a)	1,350	1,350
Rev., VRDO, LOC : Citibank NA, 3.41%, 3/7/2024 (a)	2,530	2,530
City of Jacksonville, Health Care Facilities, Baptist Health Series 2019B, Rev., VRDO, 3.30%, 3/7/2024 (a)	31,775	31,775
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
County of Escambia, Gulf Power Co., Project Series R, Rev., VRDO, 3.40%, 3/7/2024 (a)	25,600	25,600
County of Martin, Florida Power and Light Co. Project, Rev., VRDO, 3.40%, 3/7/2024 (a)	43,900	43,900
County of Miami-Dade, Juvenile Courthouse Series 2003B, Rev., VRDO, AMBAC, LOC : TD Bank NA, 3.30%, 3/7/2024 (a)	9,200	9,200
County of St. Lucie, Power and Light Co., Project
Rev., VRDO, 3.85%, 3/1/2024 (a)	3,275	3,275
Rev., VRDO, 3.90%, 3/1/2024 (a)	30,850	30,850
Florida Housing Finance Agency, Sun Pointe Cove Apartments Series 85 XX, Rev., VRDO, FNMA, LIQ : FNMA, 3.24%, 3/7/2024 (a)	8,500	8,500
Florida Housing Finance Corp., Multi-Family Mortgage, Kings Terrace LLC Series 2013B, Rev., VRDO, LIQ : FHLMC, 3.30%, 3/7/2024 (a)	12,000	12,000
Florida Housing Finance Corp., Valencia Village Apartments Series 1999G-1, Rev., VRDO, FNMA, LIQ : FNMA, 3.40%, 3/7/2024 (a)	6,690	6,690
Highlands County Health Facilities Authority, Adventist Health System Series 2012I-2, Rev., VRDO, 3.30%, 3/7/2024 (a)	9,450	9,450
Hillsborough County Industrial Development Authority, Baycare Health System Series 2020C, Rev., VRDO, LOC : TD Bank NA, 3.30%, 3/7/2024 (a)	8,700	8,700
JEA Water and Sewer System Series 2008A-1, Rev., VRDO, LIQ : US Bank NA, 3.45%, 3/1/2024 (a)	14,400	14,400
Lee County Industrial Development Authority, Florida Power and Light Co. Project Series 2016B, Rev., AMT, VRDO, 3.75%, 3/7/2024 (a)	15,000	15,000
Lee County Industrial Development Authority, Power and Light Co. Project Series 2016 A, Rev., AMT, VRDO, 3.50%, 3/7/2024 (a)	15,000	15,000
Pinellas County Housing Finance Authority, Booker Creek Apartments, Rev., VRDO, LOC : FHLMC, 3.30%, 3/7/2024 (a)	3,970	3,970
Sumter County Industrial Development Authority, Solid Waste Disposal, American Cement Co., LLC Project, Rev., VRDO, LOC : Bank of America NA, 3.50%, 3/7/2024 (a)	6,350	6,350
Tender Option Bond Trust Receipts/Certificates
Series 2021-XG0345, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.33%, 3/7/2024 (a) (b)	1,775	1,775
Series 2023-XF3100, Rev., VRDO, LIQ : Barclays Bank plc, 3.33%, 3/7/2024 (a) (b)	4,265	4,265
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	65

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Series 2023-XM1155, Rev., VRDO, LOC : Royal Bank of Canada, 3.33%, 3/7/2024 (a) (b)	10,000	10,000
Series 2022-XX1279, Rev., VRDO, LIQ : Barclays Bank plc, 3.34%, 3/7/2024 (a) (b)	8,845	8,845
Series 2022-YX1216, Rev., VRDO, LOC : Barclays Bank plc, 3.34%, 3/7/2024 (a) (b)	8,735	8,735
Series 2022-YX1182, Rev., VRDO, LIQ : Barclays Bank plc, 3.35%, 3/7/2024 (a) (b)	22,105	22,105
		304,265
Georgia — 2.4%
Bartow-Cartersville Joint Development Authority Series 2023A, Rev., AMT, VRDO, LOC : Korea Development Bank, 3.81%, 3/7/2024 (a) (b)	212,000	212,000
Cobb County School District Series 2024, GO, 4.00%, 12/16/2024	7,575	7,619
Development Authority of Monroe County (The), Florida Power and Light Co. Project, Rev., AMT, VRDO, 3.45%, 3/7/2024 (a)	30,000	30,000
		249,619
Idaho — 0.1%
Idaho Health Facilities Authority, St. Luke's Health System Project Series 2018C, Rev., VRDO, LOC : US Bank NA, 3.45%, 3/1/2024 (a)	6,500	6,500
Illinois — 3.1%
County of Kane, Glenwood School for Boys, Rev., VRDO, LOC : Northern Trust Co. (The), 3.60%, 3/7/2024 (a)	3,450	3,450
County of Lake, A L Hansen Manufacturing Co. Project, Rev., VRDO, LOC : BMO Harris Bank NA, 3.33%, 3/7/2024 (a)	275	275
County of Will, ExxonMobil Project, Rev., VRDO, 3.70%, 3/1/2024 (a)	2,140	2,140
Illinois Educational Facilities Authority, University of Chicago
Series 2009D-1, Rev., VRDO, LOC : TD Bank NA, 3.65%, 3/1/2024 (a)	9,750	9,750
Series 2003B, Rev., VRDO, 3.30%, 3/7/2024 (a)	2,048	2,048
Illinois Finance Authority, American Youth Hostels Project, Rev., VRDO, LOC : BMO Harris Bank NA, 3.29%, 3/7/2024 (a)	2,200	2,200
Illinois Finance Authority, Northwestern University Series 2008-B, Rev., VRDO, 3.23%, 3/7/2024 (a)	15,540	15,540
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Illinois Finance Authority, OSF Healthcare System Series 2018 C, Rev., VRDO, LOC : PNC Bank NA, 3.50%, 3/1/2024 (a)	7,425	7,425
Illinois Finance Authority, The University of Chicago Medical Center Series 2009E-1, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 3.32%, 3/7/2024 (a)	34,250	34,250
Illinois Finance Authority, The Wbez Alliance, Inc., Project, Rev., VRDO, LOC : BMO Harris Bank NA, 3.27%, 3/7/2024 (a)	3,325	3,325
Illinois Finance Authority, University of Wesleyan, Rev., VRDO, LOC : PNC Bank NA, 3.35%, 3/7/2024 (a)	10,400	10,400
Illinois Finance Authority,The University Of Chicago Medical Center Series 2006E-2, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 3.32%, 3/7/2024 (a)	4,100	4,100
Illinois Housing Development Authority Series 2024A, Rev., VRDO, FHA, LIQ : FHLB, 3.25%, 3/7/2024 (a)	9,995	9,995
Illinois Housing Development Authority, Homeowner Mortgage Series C-3, Rev., AMT, VRDO, LIQ : FHLB, 3.30%, 3/7/2024 (a)	4,200	4,200
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-156, GO, VRDO, LOC : Royal Bank of Canada, 3.35%, 3/7/2024 (a) (b)	65,000	65,000
Tender Option Bond Trust Receipts/Certificates
Series 2020-XL0145, Rev., VRDO, LOC : Barclays Bank plc, 3.34%, 3/7/2024 (a) (b)	1,710	1,710
Series 2022-XF3042, GO, VRDO, LIQ : Barclays Bank plc, 3.34%, 3/7/2024 (a) (b)	36,200	36,200
Series 2022-XF3045, GO, VRDO, LOC : Barclays Bank plc, 3.34%, 3/7/2024 (a) (b)	35,075	35,075
Series 2022-XX1264, GO, VRDO, LOC : Barclays Bank plc, 3.34%, 3/7/2024 (a) (b)	6,035	6,035
Series 2023-YX1327, GO, VRDO, LOC : Barclays Bank plc, 3.34%, 3/7/2024 (a) (b)	5,590	5,590
Series 2017-XG0108, Rev., VRDO, LOC : Barclays Bank plc, 3.38%, 3/7/2024 (a) (b)	55,000	55,000
		313,708
Indiana — 0.3%
City of Hammond Series 2005, Rev., VRDO, 3.48%, 3/6/2024 (a)	21,700	21,700
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Money Market Funds	February 29, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Indiana — continued
Gary Chicago International Airport Authority, Special Purpose Facilities, Jet Center Project, Rev., VRDO, LOC : BMO Harris Bank NA, 3.33%, 3/7/2024 (a)	2,000	2,000
Tender Option Bond Trust Receipts/Certificates Series 2022-XX1220, Rev., VRDO, LIQ : Barclays Bank plc, 3.34%, 3/7/2024 (a) (b)	9,750	9,750
		33,450
Iowa — 2.5%
Iowa Finance Authority, CJ Bio America, Inc., Project, Rev., VRDO, LOC : Korea Development Bank, 3.49%, 3/7/2024 (a) (b)	117,800	117,800
Iowa Finance Authority, Midwestern Disaster Area, Cargill, Inc., Project Series 2011A, Rev., VRDO, 3.33%, 3/7/2024 (a)	29,100	29,100
Iowa Finance Authority, Multi-Family Housing
Series 2008-A, Rev., AMT, VRDO, LIQ : Wells Fargo Bank NA, 3.35%, 3/7/2024 (a)	2,850	2,850
Series A, Rev., AMT, VRDO, LIQ : Wells Fargo Bank NA, 3.35%, 3/7/2024 (a)	10,525	10,525
Series B, Rev., AMT, VRDO, LIQ : Wells Fargo Bank NA, 3.35%, 3/7/2024 (a)	7,500	7,500
Iowa Finance Authority, Single Family Mortgage Series 2016B, Rev., AMT, VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 3.27%, 3/7/2024 (a)	20,000	20,000
Iowa Finance Authority, Single Family Mortgage, Social Bonds Series 2022B, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 3.27%, 3/7/2024 (a)	10,600	10,600
Iowa Finance Authority, Single Family Mortgage-Backed Securities Program
Series 2018 D, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 3.27%, 3/7/2024 (a)	4,650	4,650
Series 2018B, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 3.30%, 3/7/2024 (a)	19,750	19,750
Series 2019E, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 3.30%, 3/7/2024 (a)	7,760	7,760
Series 2020B, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 3.30%, 3/7/2024 (a)	16,000	16,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Iowa — continued
Series 2020E, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 3.30%, 3/7/2024 (a)	5,200	5,200
Tender Option Bond Trust Receipts/Certificates Series 2022-YX1196, Rev., VRDO, FNMA COLL, LIQ : Barclays Bank plc, 3.33%, 3/7/2024 (a) (b)	5,600	5,600
		257,335
Kansas — 0.3%
City of Wichita Series 314, GO, 5.00%, 10/15/2024	20,000	20,158
Kansas Development Finance Authority, Health System Series 2011J, Rev., VRDO, LOC : US Bank NA, 3.70%, 3/1/2024 (a)	8,255	8,255
		28,413
Kentucky — 2.0%
Kentucky Economic Development Finance Authority, St. Elizabeth Medical Center Series 2009B, Rev., VRDO, LOC : TD Bank NA, 3.30%, 3/7/2024 (a)	7,410	7,410
Kentucky Higher Education Student Loan Corp. Series 2023-1A-1, Rev., AMT, VRDO, LOC : Bank of America NA, 3.32%, 3/7/2024 (a)	106,810	106,810
Louisville Regional Airport Authority, UPS Worldwide Forwarding, Inc.
Series 1999A, Rev., VRDO, 3.70%, 3/1/2024 (a)	19,500	19,500
Series 1999C, Rev., VRDO, 3.95%, 3/1/2024 (a)	42,500	42,500
Series 1999 B, Rev., VRDO, 4.15%, 3/1/2024 (a)	20,000	20,000
Tender Option Bond Trust Receipts/Certificates Series 2023-XF3181, Rev., VRDO, LOC : Barclays Bank plc, 3.34%, 3/7/2024 (a) (b)	4,380	4,380
		200,600
Louisiana — 3.1%
East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Gulf Opportunity Zone
Series 2010B, Rev., VRDO, 3.67%, 3/1/2024 (a)	119,595	119,595
Series A, Rev., VRDO, 3.67%, 3/1/2024 (a)	162,500	162,500
Louisiana Public Facilities Authority, Children Medical Center Project Series 2017B, Rev., VRDO, LOC : UBS AG, 3.30%, 3/7/2024 (a)	10,000	10,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	67

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Louisiana — continued
Parish of St. Bernard, Mobil Oil Corp., Rev., VRDO, 3.70%, 3/1/2024 (a)	125	125
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 3.65%, 3/1/2024 (a)	16,730	16,730
Tender Option Bond Trust Receipts/Certificates Series 2023-BAML50, Rev., VRDO, LOC : Bank of America NA, 3.77%, 3/1/2024 (a) (b)	11,200	11,200
		320,150
Maryland — 0.5%
Maryland Health and Higher Educational Facilities Authority, University of Maryland Medical System Series 2008D, Rev., VRDO, LOC : TD Bank NA, 3.65%, 3/1/2024 (a)	4,800	4,800
Washington Suburban Sanitary Commission Series B, GO, BAN, VRDO, GTD, LIQ : State Street Bank & Trust Co., 3.74%, 3/1/2024 (a)	48,300	48,300
		53,100
Massachusetts — 1.0%
City of Lawrence, GO, BAN, 4.50%, 9/1/2024	10,162	10,222
Massachusetts Development Finance Agency, Children's Hospital Corp Obligated Group
Series 2024 U-1, Rev., VRDO, LOC : TD Bank NA, 3.65%, 3/1/2024 (a)	11,450	11,450
Series 2024 U-2, Rev., VRDO, LOC : TD Bank NA, 3.65%, 3/1/2024 (a)	25,000	25,000
Massachusetts Health and Educational Facilities Authority, Capital Asset Program
Series 2002M-2, Rev., VRDO, LOC : Bank of America NA, 3.40%, 3/7/2024 (a)	440	440
Series 2004M-4A, Rev., VRDO, LOC : Bank of America NA, 3.44%, 3/7/2024 (a)	350	350
Massachusetts Housing Finance Agency, Single Family Housing
Series 208, Rev., VRDO, LIQ : Royal Bank of Canada, 3.30%, 3/7/2024 (a)	3,400	3,400
Series 196, Rev., VRDO, LIQ : UBS AG, 3.40%, 3/7/2024 (a)	13,050	13,050
Series 204, Rev., VRDO, LIQ : UBS AG, 3.40%, 3/7/2024 (a)	8,125	8,125
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-148, GO, VRDO, LOC : Royal Bank of Canada, 3.33%, 3/7/2024 (a) (b)	10,000	10,000
Town of Agawam, GO, BAN, 3.75%, 10/29/2024	16,534	16,597
		98,634
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Michigan — 1.2%
Michigan Finance Authority, Trinity Health Credit Group Series 2013MI-1, Rev., VRDO, 3.81%, 6/1/2024 (a)	8,560	8,560
Michigan State Housing Development Authority, Rental Housing Series 2016E, Rev., AMT, VRDO, LIQ : UBS AG, 3.44%, 3/7/2024 (a)	4,010	4,010
Michigan State Housing Development Authority, Single Family Mortgage
Series 2006C, Rev., VRDO, LIQ : TD Bank NA, 3.45%, 3/7/2024 (a)	21,590	21,590
Series 2009D, Rev., VRDO, LIQ : TD Bank NA, 3.45%, 3/7/2024 (a)	11,400	11,400
RIB Floater Trust Various States
Series 46, Rev., VRDO, LOC : Barclays Bank plc, 3.90%, 3/1/2024 (a) (b)	17,950	17,950
Series 47, Rev., VRDO, LIQ : Barclays Bank plc, 3.90%, 3/1/2024 (a) (b)	5,000	5,000
Series 48, Rev., VRDO, LIQ : Barclays Bank plc, 3.90%, 3/1/2024 (a) (b)	27,695	27,695
Tender Option Bond Trust Receipts/Certificates
Series 2018-ZF2716, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 3.33%, 3/7/2024 (a) (b)	3,615	3,615
Series 2023-XM1130, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.33%, 3/7/2024 (a) (b)	14,250	14,250
Series 2023-YX1320, Rev., VRDO, LIQ : Barclays Bank plc, 3.33%, 3/7/2024 (a) (b)	14,130	14,130
		128,200
Minnesota — 0.5%
City of Minneapolis, Health Care System, Fairview Health Services Series 2018C, Rev., VRDO, LOC : Wells Fargo Bank NA, 3.60%, 3/1/2024 (a)	825	825
City of Minneapolis, University Gateway Project, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.35%, 3/7/2024 (a)	3,790	3,790
City of Oakdale, Housing Cottage Homesteads, Rev., VRDO, LOC : FHLMC, 3.31%, 3/7/2024 (a)	4,785	4,785
Minnesota Higher Education Facilities Authority, Concordia University, St. Paul Series 6Q, Rev., VRDO, LOC : US Bank NA, 3.85%, 3/1/2024 (a)	5,020	5,020
Minnesota Housing Finance Agency, Residential Housing Finance
Series 2015G, Rev., AMT, VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 3.30%, 3/7/2024 (a)	3,535	3,535
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Money Market Funds	February 29, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Minnesota — continued
Series 2019D, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 3.30%, 3/7/2024 (a)	22,000	22,000
Series 2015D, Rev., AMT, VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 3.35%, 3/7/2024 (a)	3,760	3,760
Series 2017C, Rev., AMT, VRDO, GNMA / FNMA / FHLMC COLL, LIQ : FHLB, 3.35%, 3/7/2024 (a)	3,700	3,700
		47,415
Mississippi — 1.9%
Mississippi Business Finance Corp., Chevron USA, Inc., Project Series 2007D, Rev., VRDO, 3.72%, 3/1/2024 (a)	8,100	8,100
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project
Series 2010L, Rev., VRDO, 3.50%, 3/1/2024 (a)	12,280	12,280
Series 2007B, Rev., VRDO, 3.70%, 3/1/2024 (a)	10,510	10,510
Series 2007C, Rev., VRDO, 3.70%, 3/1/2024 (a)	28,240	28,240
Series 2007E, Rev., VRDO, 3.70%, 3/1/2024 (a)	5,035	5,035
Series 2009A, Rev., VRDO, 3.70%, 3/1/2024 (a)	7,885	7,885
Series 2009B, Rev., VRDO, 3.70%, 3/1/2024 (a)	8,550	8,550
Series 2009C, Rev., VRDO, 3.70%, 3/1/2024 (a)	15,145	15,145
Series 2009E, Rev., VRDO, 3.70%, 3/1/2024 (a)	2,000	2,000
Series 2009F, Rev., VRDO, 3.70%, 3/1/2024 (a)	4,700	4,700
Series 2009G, Rev., VRDO, 3.70%, 3/1/2024 (a)	8,600	8,600
Series 2010I, Rev., VRDO, 3.70%, 3/1/2024 (a)	31,540	31,540
Series 2007A, Rev., VRDO, 3.72%, 3/1/2024 (a)	40,000	40,000
Series 2009D, Rev., VRDO, 3.72%, 3/1/2024 (a)	12,477	12,477
Series 2010J, Rev., VRDO, 3.72%, 3/1/2024 (a)	300	300
		195,362
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Missouri — 1.7%
Health and Educational Facilities Authority of the State of Missouri, BJC Health System
Series 2008A, Rev., VRDO, LIQ : US Bank NA, 3.25%, 3/7/2024 (a)	28,300	28,300
Series C, Rev., VRDO, LIQ : BJC Health System, 3.30%, 3/7/2024 (a)	44,295	44,295
Health and Educational Facilities Authority of the State of Missouri, Ranken Technical College Series 2011B, Rev., VRDO, LOC : Northern Trust Co. (The), 3.65%, 3/1/2024 (a)	400	400
Health and Educational Facilities Authority of the State of Missouri, The Washington University Series 2000 C, Rev., VRDO, LIQ : US Bank NA, 3.45%, 3/1/2024 (a)	565	565
Industrial Development Authority of the City of St. Louis Missouri (The), Mid-America Transplant Services Project, Rev., VRDO, LOC : BMO Harris Bank NA, 3.90%, 3/1/2024 (a)	6,110	6,110
Industrial Development Authority of the City of St. Louis Missouri (The), St. Luke's Preservation Partners LP, Rev., VRDO, LOC : FHLMC, 3.30%, 3/7/2024 (a)	1,550	1,550
Missouri Development Finance Board, Cultural Facilities, Kauffman Center for The Performing Arts Project Series 2007A, Rev., VRDO, LIQ : PNC Bank NA, 3.96%, 3/1/2024 (a)	16,300	16,300
Missouri Development Finance Board, St. Louis Convention Center Hotel Garage Project Series 2020 C, Rev., VRDO, LOC : US Bank NA, 3.70%, 3/1/2024 (a)	2,535	2,535
RBC Municipal Products, Inc. Trust, Floater Certificates
Series C17, Rev., VRDO, LOC : Royal Bank of Canada, 3.34%, 3/7/2024 (a) (b)	14,000	14,000
Series C-16, Rev., VRDO, LOC : Royal Bank of Canada, 3.35%, 3/7/2024 (a) (b)	43,250	43,250
Tender Option Bond Trust Receipts/Certificates
Series 2022-XG0382, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.33%, 3/7/2024 (a) (b)	10,640	10,640
Series 2022-YX1193, Rev., VRDO, LOC : Barclays Bank plc, 3.34%, 3/7/2024 (a) (b)	6,605	6,605
		174,550
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	69

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Nebraska — 0.2%
Douglas County Hospital Authority No. 2, Health Facilities Series 2008-A, Rev., VRDO, LOC : US Bank NA, 3.70%, 3/1/2024 (a)	11,700	11,700
Tender Option Bond Trust Receipts/Certificates Series 2022-XX1253, Rev., VRDO, LIQ : Barclays Bank plc, 3.33%, 3/7/2024 (a) (b)	9,340	9,340
		21,040
Nevada — 0.2%
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF3103, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 3.33%, 3/7/2024 (a) (b)	6,660	6,660
Series 2023-XG0511, GO, VRDO, LIQ : Bank of America NA, 3.33%, 3/7/2024 (a) (b)	9,000	9,000
Series 2023-XG0529, GO, VRDO, LIQ : Bank of America NA, 3.33%, 3/7/2024 (a) (b)	5,615	5,615
		21,275
New Hampshire — 0.2%
Tender Option Bond Trust Receipts/Certificates Series 2022-YX1190, Rev., VRDO, LIQ : Barclays Bank plc, 3.33%, 3/7/2024 (a) (b)	21,715	21,715
New Jersey — 5.0%
Borough of Avalon, GO, BAN, 3.75%, 2/6/2025	22,382	22,483
Borough of Glassboro Series 2023A, GO, BAN, 5.00%, 8/16/2024	8,755	8,811
Borough of Point Pleasant Beach, General Capital Notes Water and Sewer Utility Series 2023, GO, BAN, 5.00%, 11/8/2024	10,337	10,407
Borough of South Plainfield, Pool Sewer Utility Series 2023B, GO, BAN, 4.25%, 8/15/2024	9,505	9,533
City of Hackensack, Improvement Parking Utility, GO, BAN, 4.25%, 5/28/2024	17,808	17,837
City of Linden Series 2023, GO, BAN, 5.00%, 7/12/2024	1,000	1,006
City of Margate City Series 2023, GO, BAN, 4.75%, 11/8/2024	13,920	13,989
City of Ocean City, GO, BAN, 5.00%, 10/16/2024	20,000	20,132
City of Rahway, General Water Utility, GO, BAN, 5.00%, 7/26/2024	11,345	11,409
New Jersey Health Care Facilities Financing Authority, Hospital Capital Asset Financing Program Series 1985A, Rev., VRDO, LOC : TD Bank NA, 3.31%, 3/7/2024 (a)	17,525	17,525
RIB Floater Trust Various States
Series 43, Rev., VRDO, LIQ : Barclays Bank plc, 3.89%, 3/1/2024 (a) (b)	2,660	2,660
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued
Series 2023-005, GO, BAN, VRDO, LIQ : Barclays Bank plc, 3.93%, 3/1/2024 (a) (b)	19,070	19,070
Series 20, Rev., VRDO, LIQ : Barclays Bank plc, 3.36%, 3/7/2024 (a) (b)	39,500	39,500
Tender Option Bond Trust Receipts/Certificates
Series 2024-XG0557, Rev., VRDO, LOC : Royal Bank of Canada, 3.33%, 3/7/2024 (a) (b)	1,665	1,665
Series 2018-XX1093, Rev., VRDO, LOC : Barclays Bank plc, 3.34%, 3/7/2024 (a) (b)	9,300	9,300
Series 2022-YX1256, Rev., VRDO, LOC : Barclays Bank plc, 3.34%, 3/7/2024 (a) (b)	6,060	6,060
Series 2023-XF1480, Rev., VRDO, LOC : Barclays Bank plc, 3.34%, 3/7/2024 (a) (b)	5,440	5,440
Town of Hammonton, General Improvement Water And Sewer Utilities Series 2023, GO, BAN, 4.50%, 10/23/2024	2,513	2,524
Town of Phillipsburg Series 2023, GO, BAN, 4.25%, 12/13/2024	9,125	9,178
Township of Hamilton Series 2024, GO, BAN, 3.75%, 5/15/2024	67,289	67,344
Township of Lacey Series 2023A, GO, BAN, 5.00%, 5/9/2024	9,038	9,066
Township of Lakewood Series 2023B, GO, BAN, 5.00%, 12/20/2024	12,000	12,159
Township of Monroe Series 2023A, GO, BAN, 4.25%, 9/11/2024	17,499	17,550
Township of Stafford Series 2023A, GO, BAN, 5.00%, 10/22/2024	39,950	40,205
Township of Union Series 2024, GO, BAN, 4.50%, 1/21/2025	51,442	52,064
Township of Verona, GO, BAN, 5.00%, 10/24/2024	7,840	7,888
Township of Voorhees Series A, GO, BAN, 4.25%, 9/25/2024	12,066	12,101
Township of West Milford, GO, BAN, 4.25%, 9/13/2024	15,749	15,794
Township of West Windsor, GO, BAN, 4.50%, 11/6/2024	20,556	20,630
Village of Ridgewood Series 2024, GO, BAN, 4.00%, 1/23/2025	27,213	27,414
		510,744
New York — 10.9%
Altmar-Parish-Williamstown Central School District, GO, BAN, 4.25%, 8/16/2024	15,000	15,045
City of New York, Fiscal Year 2012 Series 2012D-3A, GO, VRDO, LIQ : Bank of New York Mellon (The), 3.68%, 3/1/2024 (a)	51,175	51,175
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Money Market Funds	February 29, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
City of New York, Fiscal Year 2013
Series 2013, Subseries A-2, GO, VRDO, LOC : Mizuho Bank Ltd., 3.70%, 3/1/2024 (a)	34,870	34,870
Series 2013A-3, GO, VRDO, LOC : Mizuho Bank Ltd., 3.70%, 3/1/2024 (a)	57,870	57,870
City of New York, Fiscal Year 2017 Series 2017A-7, GO, VRDO, LOC : Bank of the West, 3.70%, 3/1/2024 (a)	6,295	6,295
City of New York, Fiscal Year 2022 Subseries D-4, GO, VRDO, LIQ : State Street Bank & Trust Co., 3.67%, 3/1/2024 (a)	20,400	20,400
City of New York, Fiscal Year 2023 Series 2023A, Subseries A-4, GO, VRDO, LIQ : TD Bank NA, 3.65%, 3/1/2024 (a)	4,775	4,775
Gloversville Enlarged School District, GO, BAN, 4.75%, 6/27/2024	31,650	31,759
Hamilton Central School District, GO, BAN, 4.75%, 7/5/2024	13,943	13,990
Horseheads Central School District Series 2023, GO, BAN, 4.25%, 9/6/2024	35,000	35,104
Metropolitan Transportation Authority, Dedicated Tax Fund
Series 2008A-1, Rev., VRDO, LOC : TD Bank NA, 3.65%, 3/1/2024 (a)	10,200	10,200
Series 2008A-2B, Rev., VRDO, LOC : PNC Bank NA, 3.30%, 3/7/2024 (a)	13,900	13,900
New York City Housing Development Corp., Multi-Family Mortgage, Elliott Chelsea Development Series 2010A, Rev., VRDO, LIQ : FHLMC, 3.34%, 3/7/2024 (a)	10,000	10,000
New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development Series 2006A, Rev., VRDO, LOC : FNMA, 3.15%, 3/7/2024 (a)	4,000	4,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution
Series 2009BB-1, Rev., VRDO, LIQ : UBS AG, 3.45%, 3/1/2024 (a)	53,665	53,665
Series 2009BB-2, Rev., VRDO, LIQ : UBS AG, 3.68%, 3/1/2024 (a)	39,985	39,985
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2008 Series 2008BB-5, Rev., VRDO, LIQ : Bank of America NA, 3.65%, 3/1/2024 (a)	2,610	2,610
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2010 Series 2010CC, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.65%, 3/1/2024 (a)	22,030	22,030
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2011 Series 2011FF-1, Rev., VRDO, LIQ : Bank of America NA, 3.72%, 3/1/2024 (a)	3,900	3,900
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2014
Series AA-5, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.65%, 3/1/2024 (a)	16,850	16,850
Series 2014AA-4, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.70%, 3/1/2024 (a)	26,165	26,165
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2021 Series 2021, Subseries EE2, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.45%, 3/1/2024 (a)	50,000	50,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023
Series 2023, Subseries BB-2, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.65%, 3/1/2024 (a)	59,980	59,980
Series 2023, Subseries B-1, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.78%, 3/1/2024 (a)	61,545	61,545
New York City Transitional Finance Authority, Future Tax Secured
Series A-4, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.70%, 3/1/2024 (a)	14,095	14,095
Series 2015E-4, Rev., VRDO, LIQ : Bank of America NA, 3.72%, 3/1/2024 (a)	5,700	5,700
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013 Series 2013C-5, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 3.30%, 3/7/2024 (a)	12,465	12,465
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015 Series 2015A-3, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.69%, 3/1/2024 (a)	26,426	26,426
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023, Subseries A3, Rev., VRDO, LIQ : Bank of New York Mellon (The), 3.68%, 3/1/2024 (a)	8,885	8,885
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	71

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York State Housing Finance Agency, 10 Barclay Street Series 2004A, Rev., VRDO, LOC : FNMA, 3.20%, 3/7/2024 (a)	20,400	20,400
New York State Housing Finance Agency, 160 Madison Avenue LLC Series 2013A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 3.55%, 3/1/2024 (a)	30,760	30,760
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E-118, GO, VRDO, LOC : Royal Bank of Canada, 3.80%, 3/1/2024 (a) (b)	71,975	71,975
Series E-120, Rev., VRDO, LOC : Royal Bank of Canada, 3.80%, 3/1/2024 (a) (b)	19,800	19,800
Series E-124, Rev., VRDO, LOC : Royal Bank of Canada, 3.80%, 3/1/2024 (a) (b)	17,605	17,605
Series 2018-E129, Rev., VRDO, LOC : Royal Bank of Canada, 3.33%, 3/7/2024 (a) (b)	35,000	35,000
Series E-146, Rev., VRDO, LOC : Royal Bank of Canada, 3.33%, 3/7/2024 (a) (b)	46,325	46,325
Series E-86, GO, VRDO, LOC : Royal Bank of Canada, 3.33%, 3/7/2024 (a) (b)	19,165	19,165
Series E-87, GO, VRDO, LOC : Royal Bank of Canada, 3.33%, 3/7/2024 (a) (b)	14,600	14,600
Series E-88, GO, VRDO, LOC : Royal Bank of Canada, 3.33%, 3/7/2024 (a) (b)	25,835	25,835
Schalmont Central School District, GO, BAN, 5.00%, 6/21/2024	16,123	16,190
Tender Option Bond Trust Receipts/Certificates
Series 2022-XF1420, Rev., VRDO, LIQ : Bank of America NA, 3.33%, 3/7/2024 (a) (b)	4,800	4,800
Series 2022-XF1444, GO, VRDO, LIQ : Bank of America NA, 3.33%, 3/7/2024 (a) (b)	1,875	1,875
Series 2022-XM1009, Rev., VRDO, LIQ : Bank of America NA, 3.33%, 3/7/2024 (a) (b)	4,445	4,445
Series 2022-XX1212, Rev., VRDO, LIQ : Barclays Bank plc, 3.33%, 3/7/2024 (a) (b)	22,355	22,355
Series 2023-XL0441, GO, VRDO, LIQ : Royal Bank of Canada, 3.33%, 3/7/2024 (a) (b)	3,800	3,800
Town of Monroe Series 2023A, GO, BAN, 5.00%, 8/2/2024	14,500	14,561
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series 2003B1, Rev., VRDO, LOC : US Bank NA, 3.45%, 3/1/2024 (a)	32,375	32,375
		1,115,550
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Carolina — 0.7%
Lower Cape Fear Water and Sewer Authority, Bladen Bluffs Project, Rev., VRDO, LOC : Cooperatieve Rabobank UA, 3.46%, 3/7/2024 (a)	12,765	12,765
North Carolina Housing Finance Agency, Homeownership Series 52-C, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 3.65%, 3/1/2024 (a)	25,000	25,000
North Carolina Medical Care Commission, Catholic Health, Rev., VRDO, 3.51%, 3/7/2024 (a)	1,700	1,700
Person County Industrial Facilities and Pollution Control Financing Authority, Recovery Zone Facility, Certainteed Gypsum, Inc., Rev., VRDO, LOC : Credit Industriel et Commercial, 3.34%, 3/7/2024 (a)	23,985	23,985
University of North Carolina, Hospital at Chapel Hill
Series A, Rev., VRDO, LIQ : TD Bank NA, 3.65%, 3/1/2024 (a)	2,030	2,030
Series 2003B, Rev., VRDO, LIQ : TD Bank NA, 3.28%, 3/7/2024 (a)	4,875	4,875
		70,355
North Dakota — 0.1%
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2015C, Rev., VRDO, LIQ : TD Bank NA, 3.30%, 3/7/2024 (a)	8,000	8,000
Ohio — 1.0%
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Series 2013B-2, Rev., VRDO, LIQ : TD Bank NA, 3.65%, 3/1/2024 (a)	7,275	7,275
Ohio Housing Finance Agency, Mortgage-Backed Securities Program Series 2016 G, Rev., AMT, VRDO, GNMA / FNMA / FHLMC COLL, LIQ : TD Bank NA, 3.40%, 3/7/2024 (a)	11,460	11,460
RBC Municipal Products, Inc. Trust, Floater Certificates
Series 2019-E134, Rev., VRDO, LOC : Royal Bank of Canada, 3.33%, 3/7/2024 (a) (b)	21,170	21,170
Series E132, Rev., VRDO, LOC : Royal Bank of Canada, 3.33%, 3/7/2024 (a) (b)	42,350	42,350
Series C-18, Rev., VRDO, LOC : Royal Bank of Canada, 3.34%, 3/7/2024 (a) (b)	8,000	8,000
Tender Option Bond Trust Receipts/Certificates Series 2022-XX1247, Rev., VRDO, LOC : Barclays Bank plc, 3.33%, 3/7/2024 (a) (b)	11,250	11,250
		101,505
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Money Market Funds	February 29, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oklahoma — 0.2%
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-140, Rev., VRDO, LOC : Royal Bank of Canada, 3.33%, 3/6/2024 (a) (b)	24,610	24,610
Oregon — 0.1%
Port of Portland, International Airport Series Subseries18B, Rev., AMT, VRDO, LOC : Industrial & Commercial Bank of China, 3.70%, 3/7/2024 (a)	10,785	10,785
State of Oregon Housing and Community Services Department Series 2020B, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 3.38%, 3/7/2024 (a)	700	700
		11,485
Other — 0.0% ^
FHLMC, Multi-Family VRD Certificates Series M019, Class A, Rev., VRDO, LIQ : FHLMC, 3.27%, 3/7/2024 (a) (b)	511	511
Pennsylvania — 1.9%
Delaware Valley Regional Finance Authority, Local Government
Series 2020D, Rev., VRDO, LOC : TD Bank NA, 3.30%, 3/7/2024 (a)	26,510	26,510
Series 2022E, Rev., VRDO, LOC : TD Bank NA, 3.30%, 3/7/2024 (a)	12,500	12,500
Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project Series 2001A, Rev., VRDO, LOC : FNMA, 3.30%, 3/7/2024 (a)	14,610	14,610
Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project Series 2001A, Rev., VRDO, LOC : FNMA, 3.32%, 3/7/2024 (a)	14,420	14,420
Pennsylvania Higher Educational Facilities Authority, Susquehanna University Project Series 2001H-9, Rev., VRDO, LOC : PNC Bank NA, 3.30%, 3/7/2024 (a)	2,600	2,600
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2020-132B, Rev., VRDO, LIQ : TD Bank NA, 3.30%, 3/7/2024 (a)	13,125	13,125
Pennsylvania Turnpike Commission Series 2019, Rev., VRDO, LOC : TD Bank NA, 3.30%, 3/7/2024 (a)	52,670	52,670
Philadelphia Gas Works Co.
Series 8B, Rev., VRDO, LOC : TD Bank NA, 3.30%, 3/7/2024 (a)	18,115	18,115
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
Series 8D, Rev., VRDO, LOC : TD Bank NA, 3.30%, 3/7/2024 (a)	3,560	3,560
Series C, Rev., VRDO, LOC : TD Bank NA, 3.30%, 3/7/2024 (a)	11,115	11,115
RIB Floater Trust Various States
Series 2022-030, GO, VRDO, LIQ : Barclays Bank plc, 3.89%, 3/1/2024 (a) (b)	11,225	11,225
Series 44, Rev., VRDO, LIQ : Barclays Bank plc, 3.89%, 3/1/2024 (a) (b)	3,640	3,640
Tender Option Bond Trust Receipts/Certificates Series 2023-XG0540, Rev., VRDO, LIQ : Bank of America NA, 3.34%, 3/7/2024 (a) (b)	11,250	11,250
		195,340
Rhode Island — 0.4%
City of Cranston Series 2023-1, GO, BAN, 4.25%, 8/21/2024	30,000	30,096
Rhode Island Health and Educational Building Corp., Educational Institution, International Institute of Rhode Island, Rev., VRDO, LOC : Bank of America NA, 3.38%, 3/7/2024 (a)	1,015	1,015
Rhode Island Industrial Facilities Corp., Marine Terminal, ExxonMobil Project, Rev., VRDO, 3.65%, 3/1/2024 (a)	1,295	1,295
Tender Option Bond Trust Receipts/Certificates Series 2022-YX1198, Rev., VRDO, LIQ : Barclays Bank plc, 3.34%, 3/7/2024 (a) (b)	10,355	10,355
		42,761
South Carolina — 0.7%
County Square Redevelopment Corp., South Carolina Project Series 2024, Rev., BAN, 5.00%, 2/9/2025	7,000	7,110
Orangeburg County School District, GO, BAN, 5.00%, 8/16/2024	15,660	15,760
South Carolina Jobs-Economic Development Authority, Prisma Health Obligated Group Series 2018B, Rev., VRDO, LOC : TD Bank NA, 3.65%, 3/1/2024 (a)	5,650	5,650
South Carolina Public Service Authority Series 2019A, Rev., VRDO, LOC : Bank of America NA, 3.40%, 3/7/2024 (a)	40,155	40,155
		68,675
Tennessee — 0.7%
Clarksville Public Building Authority, Rev., VRDO, LOC : Bank of America NA, 3.81%, 3/1/2024 (a)	12,695	12,695
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	73

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Tennessee — continued
Health Educational and Housing Facility Board of the City of Memphis (The), Ashland Lakes Apartments Series 2006A, Rev., VRDO, LOC : US Bank NA, 3.45%, 3/7/2024 (a)	2,200	2,200
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multi-Family Housing, Retreat Dry, Rev., VRDO, LOC : Citibank NA, 3.45%, 3/7/2024 (a)	4,390	4,390
Montgomery County Public Building Authority, Pooled Financing, Tennessee Country Pool, Rev., VRDO, LOC : Bank of America NA, 3.40%, 3/7/2024 (a)	2,695	2,695
Tender Option Bond Trust Receipts/Certificates
Series 2023-BAML5024, Rev., VRDO, LOC : Bank of America NA, 3.77%, 3/1/2024 (a) (b)	23,955	23,955
Series 2022-XL0369, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 3.33%, 3/7/2024 (a) (b)	10,000	10,000
Series 2018-XF2576, Rev., VRDO, LOC : Barclays Bank plc, 3.34%, 3/7/2024 (a) (b)	16,435	16,435
		72,370
Texas — 4.4%
City of Austin, Texas Hotel Occupancy Tax, Subordinate Lien
Series 2008A, Rev., VRDO, LOC : UBS AG, 3.30%, 3/7/2024 (a)	22,645	22,645
Series 2008-B, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 3.38%, 3/7/2024 (a)	250	250
Collin County Housing Finance Corp., Multi-Family Housing, Huntington Apartments Project, Rev., VRDO, LOC : Northern Trust Co. (The), 3.37%, 3/7/2024 (a)	12,305	12,305
Gulf Coast Authority, American Acryl LP Project, Rev., AMT, VRDO, LOC : Bank of Tokyo-Mitsubishi UFJ Ltd., 3.31%, 3/7/2024 (a)	12,000	12,000
Gulf Coast Authority, Waste Disposal Environmental Facilities, ExxonMobil Project, Rev., VRDO, 3.70%, 3/1/2024 (a)	1,525	1,525
Harris County Cultural Education Facilities Finance Corp., Texas Childrens Hospital
Series 2015-2, Rev., VRDO, LOC : TD Bank NA, 3.30%, 3/7/2024 (a)	33,370	33,370
Series 2015-3, Rev., VRDO, LOC : TD Bank NA, 3.30%, 3/7/2024 (a)	4,825	4,825
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project
Series 2002A, Rev., VRDO, 3.65%, 3/1/2024 (a)	13,745	13,745
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Rev., VRDO, 3.70%, 3/1/2024 (a)	9,145	9,145
Series 2001B-2, Rev., VRDO, 3.70%, 3/1/2024 (a)	500	500
Rev., VRDO, 3.71%, 3/1/2024 (a)	8,180	8,180
Port of Port Arthur Navigation District, Texaco, Inc, Project, Rev., VRDO, 3.72%, 3/1/2024 (a)	2,000	2,000
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E141, Rev., VRDO, LOC : Royal Bank of Canada, 3.33%, 3/7/2024 (a) (b)	28,000	28,000
Series E-149, Rev., VRDO, LOC : Royal Bank of Canada, 3.33%, 3/7/2024 (a) (b)	9,900	9,900
Series E-150, Rev., VRDO, LOC : Royal Bank of Canada, 3.33%, 3/7/2024 (a) (b)	5,000	5,000
State of Texas, Veterans
Series 2011A, GO, VRDO, LIQ : State Street Bank & Trust Co., 3.40%, 3/7/2024 (a)	14,220	14,220
Series 2012B, GO, VRDO, LIQ : State Street Bank & Trust Co., 3.40%, 3/7/2024 (a)	13,590	13,590
Series 2013B, GO, VRDO, LIQ : State Street Bank & Trust Co., 3.40%, 3/7/2024 (a)	11,210	11,210
Series 2015A, GO, VRDO, LIQ : State Street Bank & Trust Co., 3.40%, 3/7/2024 (a)	20,500	20,500
State of Texas, Veterans Housing Assistance Program Series 2008B, GO, VRDO, LIQ : State Street Bank & Trust Co., 3.40%, 3/11/2024 (a)	16,725	16,725
Tarrant County Cultural Education Facilities Finance Corp., Baylor Healthcare System Project Series 2011C, Rev., VRDO, LOC : TD Bank NA, 3.65%, 3/1/2024 (a)	3,800	3,800
Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas Project Series 2008B, Rev., VRDO, LOC : TD Bank NA, 3.71%, 3/1/2024 (a)	42,550	42,550
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System Series 2008A, Rev., VRDO, 3.30%, 3/11/2024 (a)	24,400	24,400
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF3101, GO, VRDO, LIQ : Morgan Stanley Bank NA, 3.33%, 3/7/2024 (a) (b)	6,665	6,665
Series 2023-XL0446, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.33%, 3/7/2024 (a) (b)	5,905	5,905
Series 2023-XM1105, Rev., VRDO, AGM, LOC : Royal Bank of Canada, 3.33%, 3/7/2024 (a) (b)	6,265	6,265
Series 2022-XF1392, Rev., VRDO, LIQ : TD Bank NA, 3.34%, 3/7/2024 (a) (b)	5,000	5,000
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Money Market Funds	February 29, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series 2023-XF1480, GO, VRDO, LIQ : TD Bank NA, 3.34%, 3/7/2024 (a) (b)	3,000	3,000
Series 2023-XL0455, GO, VRDO, LIQ : Wells Fargo Bank NA, 3.35%, 3/7/2024 (a) (b)	7,435	7,435
Texas Transportation Commission State Highway Fund, First Tier
Series 2014-B, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 3.33%, 3/7/2024 (a)	82,300	82,300
Series 2014-A, Rev., 5.00%, 4/1/2024 (c)	20,000	20,018
		446,973
Utah — 0.1%
City of Murray, IHC Health Services, Inc. Series 2005D, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.65%, 3/1/2024 (a)	2,650	2,650
County of Utah, IHC Health Services, Inc. Series 2018C, Rev., VRDO, LIQ : TD Bank NA, 3.65%, 3/1/2024 (a)	8,100	8,100
		10,750
Virginia — 1.3%
Albemarle County Economic Development Authority, Sentara Martha Jeffers Series 2018B, Rev., VRDO, LIQ : TD Bank NA, 3.65%, 3/1/2024 (a)	17,995	17,995
Fairfax County Industrial Development Authority, Virginia Health Care, Inova Health System Project Series 2016C, Rev., VRDO, 3.35%, 3/7/2024 (a)	4,255	4,255
Loudoun County Economic Development Authority, Howard Hughes Medical Institute Series 2003F, Rev., VRDO, 3.36%, 3/7/2024 (a)	6,035	6,035
Loudoun County Economic Development Authority, Jack Kent Cooke Foundation Project Series 2004, Rev., VRDO, LOC : Northern Trust Co. (The), 3.35%, 3/7/2024 (a)	6,315	6,315
Norfolk Economic Development Authority, Sentara Healthcare Series 2016B, Rev., VRDO, 3.30%, 3/7/2024 (a)	23,400	23,400
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2022C-20, Rev., VRDO, LOC : Royal Bank of Canada, 3.34%, 3/7/2024 (a) (b)	6,000	6,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Virginia — continued
Roanoke Economic Development Authority, Carilion Health System Obligated Group Series 2005A, Rev., VRDO, LIQ : PNC Bank NA, 3.30%, 3/7/2024 (a)	64,515	64,515
Tender Option Bond Trust Receipts/Certificates Series 2018-XF0606, Rev., VRDO, LIQ : Bank of America NA, 3.36%, 3/7/2024 (a) (b)	1,705	1,705
		130,220
Washington — 0.5%
City of Seattle, Municipal Light and Power Series 2023 B, Rev., VRDO, LOC : TD Bank NA, 3.79%, 3/1/2024 (a)	17,250	17,250
Port of Tacoma, Subordinate Lien Series 2019A, Rev., AMT, VRDO, LOC : PNC Bank NA, 3.40%, 3/7/2024 (a)	18,500	18,500
Tender Option Bond Trust Receipts/Certificates Series 2022-XG0400, GO, VRDO, LIQ : Barclays Bank plc, 3.34%, 3/7/2024 (a) (b)	10,520	10,520
Washington State Housing Finance Commission Series 2011A, Rev., AMT, VRDO, LOC : FHLMC, 3.38%, 3/7/2024 (a)	2,140	2,140
		48,410
Wisconsin — 1.0%
Public Finance Authority, Health Care Systems Project Series 2023C, Rev., VRDO, LOC : TD Bank NA, 3.80%, 3/1/2024 (a)	27,450	27,450
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF3117, Rev., VRDO, LOC : Barclays Bank plc, 4.11%, 3/1/2024 (a) (b)	18,400	18,400
Series 2024-XL0533, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.35%, 3/7/2024 (a) (b)	4,095	4,095
Wisconsin Housing and Economic Development Authority Housing
Series 2023 C, Rev., VRDO, LIQ : FHLB, 3.30%, 3/7/2024 (a)	2,500	2,500
Series 2023F, Rev., VRDO, LIQ : FHLB, 3.30%, 3/7/2024 (a)	10,000	10,000
Wisconsin Housing and Economic Development Authority, Home Ownership
Series 2015C, Rev., AMT, VRDO, LIQ : Royal Bank of Canada, 3.30%, 3/7/2024 (a)	19,305	19,305
Series 2019B, Rev., VRDO, FNMA COLL, LIQ : FHLB, 3.30%, 3/7/2024 (a)	17,400	17,400
Series 2021B, Rev., VRDO, LIQ : FHLB, 3.30%, 3/11/2024 (a)	4,000	4,000
		103,150
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	75

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wyoming — 0.1%
Wyoming Community Development Authority
Series 2021-2, Rev., VRDO, LIQ : Royal Bank of Canada, 3.30%, 3/7/2024 (a)	9,500	9,500
Series 2023 2, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LIQ : TD Bank NA, 3.30%, 3/7/2024 (a)	3,200	3,200
		12,700
Total Municipal Bonds (Cost $6,061,263)		6,061,263
	SHARES (000)
Variable Rate Demand Preferred Shares — 8.1%
California — 1.4%
Nuveen California AMT - Free Quality Municipal Income Fund Series 6, LIQ : Sumitomo Mitsui Banking Corp., 3.27%, 3/7/2024# (b)	7,500	7,500
Nuveen California Quality Municipal Income Fund
Series 7, LIQ : Royal Bank of Canada, 3.37%, 3/7/2024# (b)	21,000	21,000
Series 4, LIQ : Royal Bank of Canada, 3.37%, 3/7/2024# (b)	72,500	72,500
Series 1-1362, LIQ : Societe Generale, 3.39%, 3/7/2024# (b)	41,200	41,200
		142,200
Other — 6.7%
Nuveen AMT - Free Municipal Credit Income Fund
Series 6, LIQ : Sumitomo Mitsui Banking Corp., 3.29%, 3/7/2024# (b)	145,300	145,300
Series 5, LIQ : Societe Generale, 3.29%, 3/7/2024# (b)	110,200	110,200
Nuveen AMT - Free Quality Municipal Income Fund
Series 4-4895, LIQ : Barclays Bank plc, 3.35%, 3/7/2024# (b)	15,000	15,000
Series 3-PFD, LIQ : TD Bank NA, 3.35%, 3/7/2024# (b)	211,000	211,000
Nuveen Quality Municipal Income Fund
Series 2-2525, LIQ : Barclays Bank plc, 3.40%, 3/7/2024# (b)	151,900	151,900
Series 1-2118, LIQ : Barclays Bank plc, 3.40%, 3/7/2024# (b)	51,600	51,600
		685,000
Total Variable Rate Demand Preferred Shares (Cost $827,200)		827,200
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — 32.5%
Commercial Paper — 32.5%
Board of Regents of the University of Texas System
Series A, 3.65%, 3/7/2024	15,000	15,000
Series A, 3.60%, 3/11/2024	16,000	16,000
Series A, 3.60%, 4/1/2024	18,000	18,000
Series A, 3.60%, 4/2/2024	25,000	25,000
Series A, 3.26%, 4/3/2024	22,399	22,399
Series A, 3.60%, 4/3/2024	25,000	25,000
Series A, 3.70%, 4/4/2024	12,500	12,500
Series A, 3.65%, 4/5/2024	25,000	25,000
Series A, 3.65%, 4/5/2024	25,000	25,000
Series A, 3.70%, 4/25/2024	20,000	20,000
Series A, 3.70%, 4/26/2024	20,000	20,000
Series A, 3.42%, 5/1/2024	25,000	25,000
Series A, 3.65%, 5/6/2024	20,000	20,000
Series A, 3.55%, 5/8/2024	21,500	21,500
Series A, 3.28%, 5/9/2024	25,000	25,000
Series A, 3.65%, 5/9/2024	15,000	15,000
Series A, 3.28%, 5/14/2024	25,000	25,000
Series A, 3.48%, 5/14/2024	25,000	25,000
Series A, 3.50%, 5/16/2024	20,000	20,000
Series A, 3.45%, 5/22/2024	10,000	10,000
Series A, 3.45%, 5/30/2024	15,000	15,000
Series A, 3.50%, 6/5/2024	10,500	10,500
Series A, 3.50%, 6/5/2024	25,000	25,000
Series A, 3.50%, 6/6/2024	7,000	7,000
Series A, 3.50%, 6/6/2024	15,000	15,000
Series A, 3.40%, 6/7/2024	25,000	25,000
Series A, 3.50%, 6/10/2024	25,000	25,000
Series A, 3.50%, 6/10/2024	19,500	19,500
Series A, 3.50%, 6/11/2024	10,000	10,000
Series A, 3.28%, 6/12/2024	20,000	20,000
Series A, 3.40%, 6/13/2024	15,000	14,998
Series A, 3.50%, 6/18/2024	20,000	20,000
Series A, 3.30%, 6/25/2024	20,000	20,000
3.30%, 6/25/2024	25,000	25,000
Series A, 3.32%, 6/26/2024	25,000	25,000
Series A, 3.33%, 6/26/2024	20,000	20,000
Series A, 3.45%, 6/26/2024	20,000	20,000
Series A, 3.33%, 6/27/2024	22,300	22,300
Series A, 3.35%, 6/27/2024	25,000	25,000
Series A, 3.38%, 6/28/2024	15,000	15,000
Series A, 3.55%, 7/10/2024	25,000	25,000
Series A, 3.44%, 8/12/2024	25,000	25,000
Series A, 3.55%, 8/14/2024	14,653	14,653
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Money Market Funds	February 29, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Series A, 3.50%, 8/15/2024	10,000	10,000
Series A, 3.55%, 8/15/2024	18,430	18,430
Series A, 3.55%, 8/15/2024	10,000	10,000
California Statewide Communities Development Authority
Series 09-D, 3.60%, 3/7/2024	23,000	23,000
Series 09-D, 3.58%, 3/12/2024	17,000	17,000
Series 9B-2, 3.55%, 3/13/2024	25,000	25,000
Series 08-B, 3.50%, 3/19/2024	20,000	20,000
Series 08-B, 3.25%, 4/1/2024	3,000	3,000
Series 08-B, 3.35%, 5/2/2024	11,000	11,000
Series 9B-1, 3.25%, 5/7/2024	23,000	23,000
Series 9B-3, 3.25%, 5/7/2024	19,000	19,000
Series 9B-4, 3.23%, 5/8/2024	31,000	31,000
Series B-6, 3.30%, 5/8/2024	5,050	5,050
Series 9B-3, 3.40%, 5/9/2024	10,000	10,000
Series 06-D, 3.39%, 5/14/2024	12,000	12,000
Series 06-D, 3.30%, 5/24/2024	10,000	10,000
City of Atlanta
Series M-1, 3.45%, 4/2/2024	300	300
Series M-2, 3.45%, 4/2/2024	43,277	43,277
Series N-2, 3.45%, 4/2/2024	37,200	37,200
Series N-2, 3.55%, 4/2/2024	10,000	10,000
Series M-2, 3.58%, 4/2/2024	13,605	13,605
City of Atlanta Water and Wastewater
3.55%, 4/24/2024	31,272	31,272
City of Dallas Waterworks and Sewer System
Series G, 3.50%, 3/4/2024	43,000	43,000
City of Garland
Series 2015, 3.60%, 3/18/2024	15,000	15,000
City of Houston
Series E-1, 3.55%, 3/12/2024	5,000	5,000
Series G-2, 3.55%, 3/12/2024	5,000	5,000
Series E-1, 3.75%, 3/14/2024	5,000	5,000
Series B-6, 3.57%, 3/19/2024	45,000	45,000
Series B-1, 3.57%, 3/19/2024	45,000	45,000
Series B-6, 3.55%, 3/20/2024	20,000	20,000
Series B-4, 3.55%, 3/21/2024	20,000	20,000
City of Jacksonville
Series 94, 3.82%, 3/4/2024	15,000	15,000
Series 2016, 3.95%, 4/10/2024	111,000	111,000
City of Philadelphia Water and Wastewater
Series B, 3.65%, 3/4/2024	5,710	5,710
Series A, 3.40%, 5/9/2024	10,000	10,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
City of Rochester
Series 2014, 3.30%, 3/5/2024	25,000	25,000
Series 2011, 3.47%, 3/8/2024	80,000	80,000
Series 08-C, 3.95%, 4/10/2024	40,000	40,000
City of San Antonio
Series A, 3.45%, 7/10/2024	75,000	75,000
City of San Antonio Electric and Gas Systems
Series C, 3.58%, 4/26/2024	50,000	50,000
County of Harris
Series C, 3.80%, 3/4/2024	16,320	16,320
Series A-1, 3.80%, 3/4/2024	15,000	15,000
Series K-2, 3.47%, 3/26/2024	16,190	16,190
Series K-2, 3.53%, 4/23/2024	8,770	8,770
County of King
Series A, 3.53%, 3/4/2024	15,000	15,000
Series A, 3.52%, 3/13/2024	15,000	15,000
Series A, 3.27%, 3/19/2024	20,000	20,000
Series A, 3.40%, 3/25/2024	20,000	20,000
Series A, 3.53%, 5/6/2024	20,000	20,000
Series A, 3.51%, 5/21/2024	17,000	17,000
Denver City & County Housing Authority
3.45%, 6/5/2024	40,000	40,000
3.45%, 6/13/2024	18,000	18,000
Health and Educational Facilities Authority of the State of Missouri
Series 14-C, 3.45%, 3/8/2024	50,000	50,000
Health and Educational Facilities Authority of the State of Missouri
Series 14-E, 3.48%, 3/5/2024	50,000	50,000
Series 14-B, 3.48%, 4/4/2024	50,000	50,000
Series 14-D, 3.40%, 8/6/2024	50,000	50,000
Indiana Finance Authority
Series D-2, 3.42%, 3/6/2024	100,000	100,000
Jacksonville Aviation Authority
Series 92, 3.82%, 3/4/2024	20,000	20,000
Louisville and Jefferson County Metropolitan Sewer District
Series A-1, 3.50%, 3/4/2024	73,598	73,598
Lower Colorado River Authority
Series B, 3.50%, 3/28/2024	10,000	10,000
Maryland Health and Higher Educational Facilities Authority
Series B, 3.25%, 3/7/2024	8,290	8,290
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	77

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Massachusetts Bay Transportation Authority Sales Tax
Series C, 3.50%, 3/7/2024	50,000	50,000
Massachusetts Water Resources Authority
Series 2016, 3.63%, 3/13/2024	7,300	7,300
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board
3.32%, 10/16/2024	20,000	20,000
Metropolitan Government of Nashville and Davidson County
Series 2021, 3.45%, 3/28/2024	35,500	35,500
Metropolitan Government of Nashville and Davidson County Health and Education Facility Board
Series 2021, 3.58%, 4/12/2024	15,000	15,000
3.35%, 10/22/2024	20,000	20,000
Michigan State University
Series G, 3.38%, 3/11/2024	24,244	24,244
Municipal Electric Authority of Georgia
Series B, 3.45%, 6/5/2024	10,000	10,000
Omaha Public Power District
Series A, 3.63%, 4/4/2024	15,000	15,000
Series A, 3.67%, 4/5/2024	12,500	12,500
Series A, 3.48%, 5/7/2024	12,500	12,500
Series A, 3.63%, 5/8/2024	15,000	15,000
Series A, 3.65%, 5/9/2024	13,700	13,700
Series A, 3.51%, 5/15/2024	14,300	14,300
Series A, 3.53%, 6/5/2024	10,000	10,000
Rutgers, The State University of New Jersey
Series B, 3.47%, 5/2/2024	10,000	10,000
Salt River Project Agricultural Improvement & Power District
3.50%, 6/13/2024	40,000	40,000
Southwestern Illinois Development Authority
Series 17-B, 3.55%, 3/8/2024	15,000	15,000
Series 17-B, 3.30%, 4/4/2024	49,870	49,870
State of California
Series A-7, 3.52%, 5/14/2024	15,260	15,260
State of Oregon Department of Administrative Services
Series A-2, 3.45%, 4/11/2024	52,443	52,443
State of Oregon Department of Transportation
Series A-1, 3.27%, 3/7/2024	20,186	20,186
Series A-1, 3.65%, 3/14/2024	48,726	48,726
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Texas Public Finance Authority
Series 19, 3.55%, 3/7/2024	20,000	20,000
Series 16-B, 3.50%, 3/8/2024	12,000	12,000
Series 19, 3.60%, 5/8/2024	56,850	56,850
Trustees of Indiana University
Series 2018, 3.55%, 5/29/2024	20,000	20,000
Series 2018, 3.55%, 6/5/2024	26,350	26,350
University of California
Series A, 3.50%, 5/22/2024	6,000	6,000
University of Massachusetts Building Authority
Series 13B-1, 3.25%, 5/10/2024	12,800	12,800
University of Michigan
Series B, 3.65%, 5/9/2024	11,000	11,000
University of Minnesota
Series F, 3.55%, 3/12/2024	20,000	20,000
Series G, 3.55%, 4/5/2024	10,518	10,518
Series 07-B, 3.65%, 5/9/2024	9,300	9,300
Series 07-C, 3.65%, 5/9/2024	12,000	12,000
University of Pittsburgh-of the Commonwealth System of Higher Education
Series B-2, 3.85%, 3/7/2024	18,000	18,000
Series B-1, 3.35%, 5/14/2024	23,000	23,000
University of Washington
Series A, 3.45%, 3/7/2024	26,000	26,000
Series A, 3.75%, 3/12/2024	21,000	21,000
Series A, 3.50%, 3/14/2024	15,000	15,000
Total Commercial Paper (Cost $3,331,709)		3,331,709
Total Short Term Investments (Cost $3,331,709)		3,331,709
Total Investments — 99.7% (Cost $10,220,172) *		10,220,172
Other Assets Less Liabilities — 0.3%		26,564
NET ASSETS — 100.0%		10,246,736

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Money Market Funds	February 29, 2024

FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
Rev.	Revenue
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of February 29, 2024.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 29, 2024.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Security is prerefunded or escrowed to maturity.
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	79

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 76.8%
Alabama — 0.2%
Tender Option Bond Trust Receipts/Certificates Series 2023-XM1131, Rev., VRDO, LOC : Royal Bank of Canada, 3.35%, 3/7/2024 (a) (b)	4,000	4,000
Alaska — 1.5%
Alaska Housing Finance Corp., Home Mortgage Series 2002A, Rev., AMT, VRDO, LIQ : FHLB, 3.75%, 3/1/2024 (b)	24,550	24,550
Arizona — 0.2%
Tender Option Bond Trust Receipts/Certificates Series 2023-YX1272, Rev., VRDO, LOC : Barclays Bank plc, 3.35%, 3/7/2024 (a) (b)	2,755	2,755
California — 2.3%
Alameda County Industrial Development Authority, Plyproperties Project Series 1997A, Rev., VRDO, LOC : Wells Fargo Bank NA, 3.34%, 3/7/2024 (b)	1,760	1,760
California Public Finance Authority, Sharp Healthcare Series 2024E, Rev., VRDO, LOC : TD Bank NA, 3.65%, 3/1/2024 (b)	7,150	7,150
Mizuho Floater Series 2023-MIZ9122, Rev., VRDO, LIQ : Mizuho Capital Markets LLC, 4.35%, 3/1/2024 (a) (b)	14,280	14,280
Tender Option Bond Trust Receipts/Certificates
Series 2022-XF3029, Rev., VRDO, LOC : Barclays Bank plc, 4.08%, 3/1/2024 (a) (b)	1,300	1,300
Series 2023-ZF3176, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 3.31%, 3/7/2024 (a) (b)	6,125	6,125
Series 2022-XG0430, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.33%, 3/7/2024 (a) (b)	3,105	3,105
Series 2023-ZF3166, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.33%, 3/7/2024 (a) (b)	3,330	3,330
		37,050
Colorado — 4.6%
County of Arapahoe, Multi-Family Rental Housing, Hunter's Run Holdings LP, Rev., VRDO, LOC : FHLMC, 3.32%, 3/7/2024 (b)	325	325
RIB Floater Trust Various States
Series 2022-038, COP, VRDO, LIQ : Barclays Bank plc, 3.90%, 3/1/2024 (a) (b)	2,390	2,390
Series 2023-017, Rev., VRDO, LOC : Barclays Bank plc, 3.60%, 4/4/2024 (a) (b)	20,000	20,000
Tender Option Bond Trust Receipts/Certificates
Series 2022-XF3053, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 3.35%, 3/7/2024 (a) (b)	10,125	10,125
Series 2022-XX1260, Rev., VRDO, LIQ : Barclays Bank plc, 3.35%, 3/7/2024 (a) (b)	9,120	9,120
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — continued
Series 2022-ZF3061, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 3.35%, 3/7/2024 (a) (b)	3,335	3,335
Series 2023-XM1151, Rev., VRDO, LOC : UBS AG, 3.35%, 3/7/2024 (a) (b)	3,750	3,750
Series XX1261, Rev., VRDO, LIQ : Barclays Bank plc, 3.35%, 3/7/2024 (a) (b)	3,750	3,750
Series 2016-ZF0467, Rev., VRDO, LOC : Royal Bank of Canada, 3.36%, 3/7/2024 (a) (b)	3,200	3,200
Series 2023-XF3141, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 3.36%, 3/7/2024 (a) (b)	11,250	11,250
Series 2022-XG0424, Rev., VRDO, LIQ : Royal Bank of Canada, 3.37%, 3/7/2024 (a) (b)	4,800	4,800
Series 2023-XF1621, Rev., VRDO, LIQ : Bank of America NA, 3.41%, 3/7/2024 (a) (b)	3,750	3,750
		75,795
Connecticut — 0.4%
Regional School District No. 18, GO, BAN, 5.00%, 8/15/2024	7,300	7,328
Delaware — 0.6%
University of Delaware Series 2013 C, Rev., VRDO, LIQ : TD Bank NA, 3.65%, 3/1/2024 (b)	10,495	10,495
District of Columbia — 0.3%
Tender Option Bond Trust Receipts/Certificates Series 2023-XL0454, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 3.35%, 3/7/2024 (a) (b)	4,935	4,935
Florida — 4.9%
County of Broward, Power and Light Co., Project Series 2018A, Rev., AMT, VRDO, 3.90%, 3/1/2024 (b)	26,400	26,400
County of St. Lucie, Power and Light Co., Project
Rev., VRDO, 3.85%, 3/1/2024 (b)	2,850	2,850
Rev., VRDO, 3.90%, 3/1/2024 (b)	22,875	22,875
Florida Housing Finance Corp., Valencia Village Apartments Series 1999G-1, Rev., VRDO, FNMA, LIQ : FNMA, 3.40%, 3/7/2024 (b)	60	60
Sumter County Industrial Development Authority, Solid Waste Disposal, American Cement Co., LLC Project, Rev., VRDO, LOC : Bank of America NA, 3.50%, 3/7/2024 (b)	5,300	5,300
Tender Option Bond Trust Receipts/Certificates
Series 2022-XL0324, Rev., VRDO, LIQ : Royal Bank of Canada, 3.33%, 3/7/2024 (a) (b)	4,650	4,650
Series 2023-XL0430, Rev., VRDO, LOC : Barclays Bank plc, 3.35%, 3/7/2024 (a) (b)	3,750	3,750
Series 2023-XX1322, Rev., VRDO, LOC : Barclays Bank plc, 3.35%, 3/7/2024 (a) (b)	4,085	4,085
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Money Market Funds	February 29, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Series 2023-XF1523, Rev., VRDO, LOC : Royal Bank of Canada, 3.36%, 3/7/2024 (a) (b)	2,440	2,440
Series 2023-XF1637, Rev., VRDO, LOC : Royal Bank of Canada, 3.36%, 3/7/2024 (a) (b)	3,400	3,400
Series 2023-XG0545, Rev., VRDO, LOC : Royal Bank of Canada, 3.36%, 3/7/2024 (a) (b)	1,875	1,875
Series 2023-XF1463, Rev., VRDO, LIQ : TD Bank NA, 3.40%, 3/7/2024 (a) (b)	2,135	2,135
		79,820
Georgia — 6.5%
Bartow-Cartersville Joint Development Authority Series 2023A, Rev., AMT, VRDO, LOC : Korea Development Bank, 3.81%, 3/7/2024 (a) (b)	76,000	76,000
Development Authority of Monroe County (The), Florida Power and Light Co. Project Series 2019, Rev., AMT, VRDO, 3.45%, 3/7/2024 (b)	2,720	2,720
Development Authority of Monroe County (The), Gulf Power Co. Project, Rev., AMT, VRDO, 3.45%, 3/7/2024 (b)	20,000	20,000
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF1593, Rev., VRDO, LIQ : Bank of America NA, 3.35%, 3/7/2024 (a) (b)	4,000	4,000
Series 2023-XG0520, Rev., VRDO, LIQ : Bank of America NA, 3.40%, 3/7/2024 (a) (b)	3,300	3,300
		106,020
Hawaii — 0.2%
Tender Option Bond Trust Receipts/Certificates Series 2022-YX1252, Rev., VRDO, LOC : Barclays Bank plc, 3.35%, 3/7/2024 (a) (b)	2,945	2,945
Idaho — 0.2%
Tender Option Bond Trust Receipts/Certificates Series 2023-ZF1654, Rev., VRDO, LIQ : Bank of America NA, 3.33%, 3/7/2024 (a) (b)	3,425	3,425
Illinois — 2.0%
County of Will, ExxonMobil Project
Rev., VRDO, 3.70%, 3/1/2024 (b)	2,630	2,630
Rev., VRDO, 3.70%, 3/1/2024 (b)	1,405	1,405
Illinois Finance Authority, The University of Chicago Medical Center Series 2010B, Rev., VRDO, LOC : Wells Fargo Bank NA, 3.60%, 3/1/2024 (b)	2,000	2,000
Illinois Finance Authority, Toyal America, Inc., Project, Rev., VRDO, LOC : MUFG Union Bank NA, 3.31%, 3/7/2024 (b)	6,000	6,000
RIB Floater Trust Various States Series 41, Rev., VRDO, LIQ : Barclays Bank plc, 3.90%, 3/1/2024 (a) (b)	1,550	1,550
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Tender Option Bond Trust Receipts/Certificates
Series 2023-XG0434, GO, VRDO, LOC : Royal Bank of Canada, 3.33%, 3/7/2024 (a) (b)	2,750	2,750
Series 2022-XX1265, GO, VRDO, LOC : Barclays Bank plc, 3.34%, 3/7/2024 (a) (b)	2,660	2,660
Series 2022-XX1243, Rev., VRDO, LOC : Barclays Bank plc, 3.35%, 3/7/2024 (a) (b)	5,625	5,625
Series 2023-XG0538, Rev., VRDO, LOC : Royal Bank of Canada, 3.36%, 3/7/2024 (a) (b)	2,820	2,820
Series 2017-XG0108, Rev., VRDO, LOC : Barclays Bank plc, 3.38%, 3/7/2024 (a) (b)	5,000	5,000
		32,440
Indiana — 1.8%
City of Hammond Series 2005, Rev., VRDO, 3.48%, 3/6/2024 (b)	17,300	17,300
City of Indianapolis, Multi-Family Housing, Limited Obligations Series 2004 A, Rev., AMT, VRDO, LOC : US Bank NA, 3.55%, 3/1/2024 (b)	11,165	11,165
Gary Chicago International Airport Authority, Special Purpose Facilities, Jet Center Project, Rev., VRDO, LOC : BMO Harris Bank NA, 3.33%, 3/7/2024 (b)	1,760	1,760
		30,225
Iowa — 0.7%
Iowa Finance Authority, Cone ENT Project Series 2007, Rev., VRDO, LOC : Wells Fargo Bank NA, 3.35%, 3/7/2024 (b)	1,895	1,895
Iowa Finance Authority, Single Family Mortgage-Backed Securities Program
Series 2019E, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 3.30%, 3/7/2024 (b)	4,295	4,295
Series 2020E, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 3.30%, 3/7/2024 (b)	850	850
Iowa Finance Authority, Unitypoint Health Project Series 2013B-2, Rev., VRDO, LOC : TD Bank NA, 3.65%, 3/1/2024 (b)	3,980	3,980
		11,020
Kentucky — 2.6%
Louisville Regional Airport Authority, UPS Worldwide Forwarding, Inc. Series 1999A, Rev., VRDO, 3.70%, 3/1/2024 (b)	42,700	42,700
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	81

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Louisiana — 1.1%
East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Gulf Opportunity Zone Series 2010B, Rev., VRDO, 3.67%, 3/1/2024 (b)	14,225	14,225
Parish of St. Bernard, Mobil Oil Corp., Rev., VRDO, 3.70%, 3/1/2024 (b)	3,375	3,375
		17,600
Maryland — 2.2%
Maryland Community Development Administration, Housing and Community Development Series 2006J, Rev., AMT, VRDO, LIQ : Wells Fargo Bank NA, 3.33%, 3/7/2024 (b)	31,890	31,890
Montgomery County Housing Opportunities Commission, Multi-Family Mortgage Series 2023A, Rev., VRDO, FHA, FNMA COLL, LOC : TD Bank NA, 3.65%, 3/1/2024 (b)	200	200
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2023-G122, Rev., VRDO, LOC : Royal Bank of Canada, 3.33%, 3/7/2024 (a) (b)	3,800	3,800
		35,890
Massachusetts — 3.6%
Cape Ann Transportation Authority, Rev., RAN, GTD, 4.50%, 7/3/2024	2,000	2,004
City of Peabody, GO, BAN, 4.00%, 7/12/2024	5,700	5,710
City of Pittsfield, GO, BAN, 4.00%, 2/21/2025	3,711	3,732
Dudley Charlton Regional School District, GO, BAN, 4.50%, 7/25/2024	895	897
Greater Attleboro-Taunton Regional Transit Authority, Rev., RAN, 4.25%, 8/16/2024	8,200	8,216
Lowell Regional Transit Authority, Rev., RAN, 4.50%, 8/16/2024	3,200	3,210
Metrowest Regional Transit Authority, Rev., TRAN, 4.50%, 9/13/2024	8,895	8,922
Nashoba Valley Technical High School District Series 2023, GO, 4.25%, 7/31/2024	1,500	1,505
RIB Floater Trust Various States Series 39, Rev., VRDO, LIQ : Barclays Bank plc, 3.91%, 3/1/2024 (a) (b)	1,235	1,235
Southeastern Regional Transit Authority, Rev., RAN, 4.50%, 8/16/2024	6,000	6,018
Tender Option Bond Trust Receipts/Certificates Series 2024-XF3218, Rev., VRDO, LOC : Barclays Bank plc, 4.08%, 3/1/2024 (a) (b)	1,600	1,600
Town of East Bridgewater, GO, BAN, 4.50%, 7/26/2024	123	123
Town of Palmer, GO, BAN, 4.75%, 11/29/2024	2,368	2,385
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Massachusetts — continued
Town of Plainville, GO, BAN, 4.25%, 6/27/2024	2,100	2,106
Worcester Regional Transit Authority, Rev., RAN, 4.50%, 6/21/2024	11,400	11,424
		59,087
Michigan — 2.4%
Michigan State Housing Development Authority, Rental Housing Series 2016E, Rev., AMT, VRDO, LIQ : UBS AG, 3.44%, 3/7/2024 (b)	6,875	6,875
RIB Floater Trust Various States
Series 46, Rev., VRDO, LOC : Barclays Bank plc, 3.90%, 3/1/2024 (a) (b)	11,890	11,890
Series 48, Rev., VRDO, LIQ : Barclays Bank plc, 3.90%, 3/1/2024 (a) (b)	14,800	14,800
Tender Option Bond Trust Receipts/Certificates Series 2023-XF3143, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.33%, 3/7/2024 (a) (b)	5,600	5,600
		39,165
Minnesota — 0.3%
City of Minneapolis, Health Care System, Fairview Health Services Series 2018C, Rev., VRDO, LOC : Wells Fargo Bank NA, 3.60%, 3/1/2024 (b)	3,290	3,290
Minnesota Higher Education Facilities Authority, Concordia University, St. Paul Series 6Q, Rev., VRDO, LOC : US Bank NA, 3.85%, 3/1/2024 (b)	1,200	1,200
		4,490
Mississippi — 3.6%
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project
Series 2007B, Rev., VRDO, 3.70%, 3/1/2024 (b)	5,925	5,925
Series 2009A, Rev., VRDO, 3.70%, 3/1/2024 (b)	1,580	1,580
Series 2009B, Rev., VRDO, 3.70%, 3/1/2024 (b)	1,375	1,375
Series 2009C, Rev., VRDO, 3.70%, 3/1/2024 (b)	125	125
Series 2009E, Rev., VRDO, 3.70%, 3/1/2024 (b)	13,850	13,850
Series 2009F, Rev., VRDO, 3.70%, 3/1/2024 (b)	1,850	1,850
Series 2010I, Rev., VRDO, 3.70%, 3/1/2024 (b)	355	355
Series 2011G, Rev., VRDO, 3.70%, 3/1/2024 (b)	3,675	3,675
Series 2007A, Rev., VRDO, 3.72%, 3/1/2024 (b)	25,000	25,000
Tender Option Bond Trust Receipts/Certificates Series 2023-XG0546, COP, VRDO, LOC : Royal Bank of Canada, 3.33%, 3/7/2024 (a) (b)	4,400	4,400
		58,135
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Money Market Funds	February 29, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Missouri — 0.5%
Health and Educational Facilities Authority of the State of Missouri, BJC Health System Series C, Rev., VRDO, LIQ : BJC Health System, 3.30%, 3/7/2024 (b)	250	250
Health and Educational Facilities Authority of the State of Missouri, Ranken Technical College Series 2011B, Rev., VRDO, LOC : Northern Trust Co. (The), 3.65%, 3/1/2024 (b)	285	285
Missouri Development Finance Board, Cultural Facilities, Kauffman Center for The Performing Arts Project Series 2007A, Rev., VRDO, LIQ : PNC Bank NA, 3.96%, 3/1/2024 (b)	7,050	7,050
		7,585
Nebraska — 0.0% ^
Douglas County Hospital Authority No. 2, Health Facilities Series 2008-A, Rev., VRDO, LOC : US Bank NA, 3.70%, 3/1/2024 (b)	350	350
New Jersey — 5.9%
Borough of Ringwood, GO, BAN, 5.75%, 4/5/2024	6,971	6,984
Borough of South River, General Improvement water Utility Series 2023A, GO, BAN, 4.50%, 12/12/2024	8,175	8,240
City of Plainfield, GO, BAN, 4.50%, 8/9/2024	4,099	4,112
RIB Floater Trust Various States
Series 2023-005, GO, BAN, VRDO, LIQ : Barclays Bank plc, 3.93%, 3/1/2024 (a) (b)	26,470	26,470
Series 20, Rev., VRDO, LIQ : Barclays Bank plc, 3.36%, 3/7/2024 (a) (b)	5,060	5,060
Tender Option Bond Trust Receipts/Certificates
Series 2023-XL0470, Rev., VRDO, LOC : Royal Bank of Canada, 3.33%, 3/7/2024 (a) (b)	5,185	5,185
Series 2020-XF0957, Rev., VRDO, LOC : Royal Bank of Canada, 3.37%, 3/7/2024 (a) (b)	2,500	2,500
Town of Dover, General Improvement Water Utility Series 2024, GO, BAN, 4.50%, 1/23/2025	10,000	10,100
Town of Guttenberg, GO, BAN, 5.00%, 10/18/2024	13,535	13,611
Township of Cranbury, GO, BAN, 4.25%, 4/30/2024	4,304	4,307
Township of Manchester Series 2023A, GO, BAN, 4.50%, 5/10/2024	3,750	3,754
Township of Millburn, GO, BAN, 4.50%, 1/24/2025	4,030	4,056
Township of Upper Series 2023A, GO, BAN, 4.25%, 8/14/2024	3,000	3,006
		97,385
New York — 11.7%
Batavia City School District, GO, BAN, 4.25%, 6/11/2024	6,525	6,530
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
City of Ithaca, GO, BAN, 4.75%, 7/19/2024	2,000	2,006
City of New York, Fiscal Year 2006 Series 2006, Subseries I-4, GO, VRDO, LOC : TD Bank NA, 3.65%, 3/1/2024 (b)	10,535	10,535
City of New York, Fiscal Year 2012
Series 2012G-6, GO, VRDO, LOC : Mizuho Bank Ltd., 3.40%, 3/1/2024 (b)	14,600	14,600
Series 2012D-3A, GO, VRDO, LIQ : Bank of New York Mellon (The), 3.68%, 3/1/2024 (b)	5,460	5,460
City of New York, Fiscal Year 2013 Series 2013A-3, GO, VRDO, LOC : Mizuho Bank Ltd., 3.70%, 3/1/2024 (b)	5,975	5,975
City of New York, Fiscal Year 2018 Series 2018E, GO, VRDO, LOC : TD Bank NA, 3.65%, 3/1/2024 (b)	10,325	10,325
City of New York, Fiscal Year 2022 Subseries D-4, GO, VRDO, LIQ : State Street Bank & Trust Co., 3.67%, 3/1/2024 (b)	5,825	5,825
City of New York, Fiscal Year 2023
Series 2023A, Subseries A-3, GO, VRDO, LIQ : Bank of Montreal, 3.65%, 3/1/2024 (b)	1,800	1,800
Series 2023A, Subseries A-4, GO, VRDO, LIQ : TD Bank NA, 3.65%, 3/1/2024 (b)	4,345	4,345
County of Chemung Series 2023C, GO, BAN, 4.00%, 8/29/2024	15,000	15,017
East Meadow Union Free School District, GO, TAN, 5.00%, 6/21/2024	4,500	4,512
East Williston Union Free School District, GO, TAN, 4.75%, 5/23/2024	3,000	3,005
Hartford Central School District Series 2023, GO, BAN, 4.50%, 6/25/2024	2,500	2,505
Herricks Union Free School District, GO, TAN, 4.75%, 6/21/2024	3,320	3,326
Longwood Central School District, Suffolk County, GO, TAN, 4.75%, 6/21/2024	5,000	5,011
Metropolitan Transportation Authority, Dedicated Tax Fund Series 2008A-1, Rev., VRDO, LOC : TD Bank NA, 3.65%, 3/1/2024 (b)	100	100
Mount Markham Central School District Series 2023, GO, BAN, 5.00%, 6/25/2024	4,750	4,768
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series DD-1, Rev., VRDO, LIQ : TD Bank NA, 3.65%, 3/1/2024 (b)	1,955	1,955
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	83

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2014 Series 2014AA-3, Rev., VRDO, LIQ : TD Bank NA, 3.65%, 3/1/2024 (b)	930	930
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2017 Series 2017 BB, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.70%, 3/1/2024 (b)	4,625	4,625
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023, Subseries BB-2, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.65%, 3/1/2024 (b)	11,850	11,850
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015 Series 2015A-3, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.69%, 3/1/2024 (b)	1,000	1,000
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023, Subseries A3, Rev., VRDO, LIQ : Bank of New York Mellon (The), 3.68%, 3/1/2024 (b)	3,430	3,430
New York State Housing Finance Agency, 350 West 43rd Street Housing Series 2001A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 3.80%, 3/1/2024 (b)	25,850	25,850
Palmyra Macedon Central School District Series A, GO, BAN, 5.00%, 7/18/2024	5,450	5,474
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-146, Rev., VRDO, LOC : Royal Bank of Canada, 3.33%, 3/7/2024 (a) (b)	10,000	10,000
Skaneateles Central School District Series 2023, GO, BAN, 4.50%, 7/17/2024	7,000	7,012
Southold Union Free School District, GO, TAN, 4.50%, 6/26/2024	4,000	4,006
Springville-Griffith Institute Central School District, GO, BAN, 4.75%, 6/28/2024	3,800	3,811
State of New York Mortgage Agency Homeowner Mortgage Series 247, Rev., VRDO, LIQ : TD Bank NA, 3.30%, 3/7/2024 (b)	5,750	5,750
		191,338
North Carolina — 1.0%
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF1603, Rev., VRDO, LIQ : Bank of America NA, 3.33%, 3/7/2024 (a) (b)	5,865	5,865
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Carolina — continued
Series 2022-XM1011, Rev., VRDO, AGM, LOC : Royal Bank of Canada, 3.37%, 3/7/2024 (a) (b)	4,200	4,200
Series 2023-XG0527, Rev., VRDO, LIQ : Bank of America NA, 3.39%, 3/7/2024 (a) (b)	4,930	4,930
University of North Carolina, Hospital at Chapel Hill Series B, Rev., VRDO, LIQ : TD Bank NA, 3.65%, 3/1/2024 (b)	2,180	2,180
		17,175
Ohio — 2.0%
Bowling Green City School District, Ohio Wood County School Facilities General Obligation Unlimited Tax, GO, BAN, 4.75%, 6/3/2024	3,950	3,959
City of Brecksville, GO, BAN, 4.63%, 9/19/2024	2,925	2,935
City of Delaware, GO, BAN, 4.63%, 7/3/2024	3,550	3,559
City of Westlake, Community Services Improvement Notes, GO, BAN, 4.25%, 8/29/2024	2,500	2,505
County of Belmont, Various Purpose Limited Tax, GO, BAN, 4.50%, 8/15/2024	3,590	3,601
Dublin City School District, GO, BAN, 5.00%, 12/18/2024	3,750	3,787
Ohio Housing Finance Agency, Mortgage-Backed Securities Program Series F, Rev., AMT, VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 3.40%, 3/7/2024 (b)	4,050	4,050
Tender Option Bond Trust Receipts/Certificates
Series 2023-XG0507, Rev., VRDO, LIQ : Royal Bank of Canada, 3.33%, 3/7/2024 (a) (b)	2,800	2,800
Series 2024-YX133, Rev., VRDO, LOC : Barclays Bank plc, 3.40%, 3/7/2024 (a) (b)	5,450	5,450
		32,646
Oklahoma — 0.1%
Tender Option Bond Trust Receipts/Certificates Series 2023-XF1572, Rev., VRDO, LIQ : Royal Bank of Canada, 3.33%, 3/7/2024 (a) (b)	2,220	2,220
Oregon — 1.0%
Marion County Housing Authority, Residence at Marian, Rev., VRDO, LOC : US Bank NA, 3.99%, 3/7/2024 (b)	210	210
Port of Portland, Special Obligation, Horizon Air Industries, Inc., Project, Rev., VRDO, LOC : Bank of America NA, 3.94%, 3/1/2024 (b)	4,325	4,325
Tender Option Bond Trust Receipts/Certificates
Series 2023-ZL0472, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 3.35%, 3/7/2024 (a) (b)	6,355	6,355
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Money Market Funds	February 29, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oregon — continued
Series 2023-ZL0520, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.40%, 3/7/2024 (a) (b)	4,190	4,190
Series 2023-XF1493, Rev., VRDO, LIQ : Bank of America NA, 3.42%, 3/7/2024 (a) (b)	2,085	2,085
		17,165
Other — 0.0% ^
FHLMC, Multi-Family VRD Certificates Series M019, Class A, Rev., VRDO, LIQ : FHLMC, 3.27%, 3/7/2024 (a) (b)	394	394
Pennsylvania — 2.4%
Philadelphia Authority for Industrial Development Series B-2, Rev., VRDO, LOC : TD Bank NA, 3.30%, 3/11/2024 (b)	100	100
Tender Option Bond Trust Receipts/Certificates
Series 2022-XF3041, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 3.33%, 3/7/2024 (a) (b)	4,000	4,000
Series 2022-XG0412, Rev., VRDO, LIQ : Royal Bank of Canada, 3.33%, 3/7/2024 (a) (b)	3,115	3,115
Series 2022-XG0413, Rev., VRDO, LIQ : Royal Bank of Canada, 3.33%, 3/7/2024 (a) (b)	2,665	2,665
Series 2023-XG0536, GO, VRDO, LOC : Royal Bank of Canada, 3.33%, 3/7/2024 (a) (b)	2,500	2,500
Series 2023-ZF3186, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.33%, 3/7/2024 (a) (b)	1,555	1,555
Series 2023-ZL0514, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.33%, 3/7/2024 (a) (b)	2,775	2,775
Series 2022-XG0437, Rev., VRDO, LOC : Barclays Bank plc, 3.35%, 3/7/2024 (a) (b)	5,000	5,000
Series 2022-XM1057, Rev., VRDO, LIQ : Bank of America NA, 3.35%, 3/7/2024 (a) (b)	2,500	2,500
Series 2023-XF1634, Rev., VRDO, AGM, LOC : Royal Bank of Canada, 3.36%, 3/7/2024 (a) (b)	2,665	2,665
Series 2024-XG0551, Rev., VRDO, LOC : Royal Bank of Canada, 3.36%, 3/7/2024 (a) (b)	1,850	1,850
Series 2022-XM1083, Rev., VRDO, AGM, LOC : Royal Bank of Canada, 3.38%, 3/7/2024 (a) (b)	11,375	11,375
		40,100
South Carolina — 0.6%
Lexington County School District No. 1 Series 2023 C, GO, SCSDE, 4.75%, 3/1/2024	6,625	6,625
Tender Option Bond Trust Receipts/Certificates Series 2024-XG0552, Rev., VRDO, LOC : Royal Bank of Canada, 3.36%, 3/7/2024 (a) (b)	2,590	2,590
		9,215
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tennessee — 0.9%
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multi-Family Housing, Retreat Dry, Rev., VRDO, LOC : Citibank NA, 3.45%, 3/7/2024 (b)	4,030	4,030
Tender Option Bond Trust Receipts/Certificates
Series 2023-YX1289, Rev., VRDO, LOC : Barclays Bank plc, 3.35%, 3/7/2024 (a) (b)	5,210	5,210
Series 2022-XL0382, Rev., VRDO, LOC : Royal Bank of Canada, 3.37%, 3/7/2024 (a) (b)	5,055	5,055
		14,295
Texas — 4.4%
Gilmer Industrial Development Corp., Duoline Technologies LP Series 2008-A, Rev., VRDO, LOC : Wells Fargo Bank NA, 3.45%, 3/7/2024 (b)	4,345	4,345
Harris County Industrial Development Corp., Exxon Corp. Project, Rev., VRDO, 3.70%, 3/1/2024 (b)	2,600	2,600
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project Series 2001B3, Rev., VRDO, 3.70%, 3/1/2024 (b)	5,835	5,835
Lower Neches Valley Authority Industrial Development Corp., Mobil Oil Refining Corp. Project, Rev., VRDO, 3.70%, 3/1/2024 (b)	6,600	6,600
RIB Floater Trust Various States Series 2022-006, Rev., VRDO, LOC : Barclays Bank plc, 3.60%, 4/11/2024 (a) (b)	24,795	24,795
State of Texas, Veterans, GO, AMT, VRDO, LIQ : State Street Bank & Trust Co., 3.45%, 3/7/2024 (b)	5,255	5,255
State of Texas, Veterans Housing Assistance Program Series 2002A-2, GO, AMT, VRDO, LIQ : State Street Bank & Trust Co., 3.45%, 3/7/2024 (b)	2,240	2,240
Tender Option Bond Trust Receipts/Certificates
Series 2022-XF1448, GO, VRDO, PSF-GTD, LIQ : Bank of America NA, 3.33%, 3/7/2024 (a) (b)	2,050	2,050
Series 2022-XM1050, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 3.33%, 3/7/2024 (a) (b)	950	950
Series 2022-XM1056, GO, VRDO, LIQ : Morgan Stanley Bank NA, 3.33%, 3/7/2024 (a) (b)	3,750	3,750
Series 2023-XF1447, Rev., VRDO, LIQ : Bank of America NA, 3.33%, 3/7/2024 (a) (b)	2,000	2,000
Series 2023-XF1480, GO, VRDO, LIQ : TD Bank NA, 3.34%, 3/7/2024 (a) (b)	4,890	4,890
Texas Transportation Commission State Highway Fund, First Tier Series 2014-B, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 3.33%, 3/7/2024 (b)	6,000	6,000
		71,310
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	85

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Utah — 0.6%
Tender Option Bond Trust Receipts/Certificates
Series 2022-XX1249, Rev., VRDO, LOC : Barclays Bank plc, 3.35%, 3/7/2024 (a) (b)	2,920	2,920
Series 2023-XM1146, Rev., VRDO, LOC : UBS AG, 3.35%, 3/7/2024 (a) (b)	6,750	6,750
		9,670
Virginia — 0.1%
Roanoke Economic Development Authority, Carilion Health System Obligated Group Series 2005A, Rev., VRDO, LIQ : PNC Bank NA, 3.30%, 3/7/2024 (b)	880	880
Washington — 0.8%
Port of Tacoma, Subordinate Lien, Rev., AMT, VRDO, LOC : PNC Bank NA, 3.40%, 3/7/2024 (b)	10,000	10,000
Tender Option Bond Trust Receipts/Certificates Series 2023-ZL0513, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 3.35%, 3/7/2024 (a) (b)	2,745	2,745
		12,745
Wisconsin — 1.6%
Tender Option Bond Trust Receipts/Certificates Series 2023-XL0447, Rev., VRDO, LOC : Barclays Bank plc, 3.34%, 3/7/2024 (a) (b)	6,750	6,750
Wisconsin Health and Educational Facilities Authority, Medical College of Wisconsin, Inc., (The) Series 2008B, Rev., VRDO, LOC : TD Bank NA, 3.65%, 3/1/2024 (b)	15,440	15,440
Wisconsin Housing and Economic Development Authority Housing Series 2022C, Rev., VRDO, LIQ : FHLB, 3.30%, 3/7/2024 (b)	4,650	4,650
		26,840
Wyoming — 1.0%
County of Lincoln, Pollution Control, ExxonMobile Project Series 2014, Rev., AMT, VRDO, 3.70%, 3/1/2024 (b)	16,575	16,575
Total Municipal Bonds (Cost $1,257,758)		1,257,758
	SHARES (000)
Variable Rate Demand Preferred Shares — 3.5%
Other — 3.5%
Nuveen AMT - Free Municipal Credit Income Fund Series 6, LIQ : Sumitomo Mitsui Banking Corp., 3.29%, 3/7/2024# (a)	10,000	10,000
INVESTMENTS ††	SHARES (000)	VALUE ($000)

Other — continued
Nuveen AMT - Free Quality Municipal Income Fund
Series 4-4895, LIQ : Barclays Bank plc, 3.35%, 3/7/2024# (a)	20,000	20,000
Series 3-PFD, LIQ : TD Bank NA, 3.35%, 3/7/2024# (a)	7,500	7,500
Nuveen Quality Municipal Income Fund Series 2-2525, LIQ : Barclays Bank plc, 3.40%, 3/7/2024# (a)	20,000	20,000
Total Variable Rate Demand Preferred Shares (Cost $57,500)		57,500
	PRINCIPAL AMOUNT ($000)
Short Term Investments — 19.1%
Commercial Paper — 19.1%
Board of Regents of the University of Texas System
Series A, 3.55%, 5/8/2024	25,000	25,000
Series A, 3.65%, 5/9/2024	5,000	5,000
Series A, 3.45%, 5/22/2024	7,500	7,500
Series A, 3.45%, 5/30/2024	5,000	5,000
Series A, 3.50%, 6/11/2024	10,000	10,000
Series A, 3.40%, 6/13/2024	5,000	4,999
Series A, 3.50%, 8/15/2024	7,000	7,000
California Statewide Communities Development Authority
Series 9B-2, 3.55%, 3/13/2024	7,000	7,000
City of Atlanta
Series M-2, 3.45%, 4/2/2024	30,000	30,000
Series N-2, 3.45%, 4/2/2024	40,000	40,000
City of San Antonio Electric and Gas Systems
Series C, 3.58%, 4/26/2024	15,000	15,000
County of King
Series A, 3.53%, 3/4/2024	5,000	5,000
El Paso Water and Sewer
Series A, 3.60%, 3/1/2024	15,000	15,000
Series A, 3.28%, 3/5/2024	7,000	7,000
Series A, 3.60%, 5/13/2024	20,000	20,000
Health Care Authority of the City of Huntsville (The)
3.30%, 5/7/2024	40,000	40,000
Miami Dade College Foundation, Inc.
Series 2021, 3.45%, 4/2/2024	10,000	10,000
Series 2021, 3.45%, 5/7/2024	8,000	8,000
Municipal Electric Authority of Georgia
Series B, 3.45%, 6/5/2024	3,500	3,500
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Money Market Funds	February 29, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Rutgers, The State University of New Jersey
Series A, 3.30%, 3/27/2024	7,083	7,083
State of Oregon Department of Transportation
Series A-1, 3.67%, 3/7/2024	8,413	8,413
Texas Public Finance Authority
Series 19, 3.60%, 5/8/2024	10,000	10,000
University of North Texas System
Series A, 3.37%, 5/8/2024	21,700	21,700
Total Commercial Paper (Cost $312,195)		312,195
Total Short Term Investments (Cost $312,195)		312,195
Total Investments — 99.4% (Cost $1,627,453) *		1,627,453
Other Assets Less Liabilities — 0.6%		9,886
NET ASSETS — 100.0%		1,637,339

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
PSF-GTD	Permanent School Fund Guaranteed
RAN	Revenue Anticipation Note
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
TAN	Tax Anticipation Note
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of February 29, 2024.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 29, 2024.

SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	87

JPMorgan California Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 59.8%
California — 59.8%
Alameda Public Financing Authority Series 2003A, Rev., VRDO, LOC : Wells Fargo Bank NA, 3.05%, 3/7/2024 (a)	300	300
California Housing Finance Agency, Montecito Village Affordable LP Series 2009B, Rev., VRDO, LIQ : FHLMC, 3.05%, 3/7/2024 (a)	350	350
California Infrastructure and Economic Development Bank, Industrial Development, Silva Corks USA LLC Project Series 2006, Rev., VRDO, LOC : Bank of America NA, 3.17%, 3/7/2024 (a)	990	990
California Infrastructure and Economic Development Bank, Pleasant Mattress Inc. Series 2000A, Rev., VRDO, LOC : Wells Fargo Bank NA, 3.20%, 3/7/2024 (a)	90	90
California Municipal Finance Authority, Multi-Family Housing, Pacific Meadows Apartments Series 2010A, Rev., VRDO, LIQ : FHLMC, 3.35%, 3/7/2024 (a)	580	580
California Public Finance Authority, Sharp Healthcare Series 2024E, Rev., VRDO, LOC : TD Bank NA, 3.65%, 3/1/2024 (a)	6,200	6,200
California Statewide Communities Development Authority, American Modular System Series 2001A, Rev., VRDO, LOC : Bank of the West, 3.06%, 3/7/2024 (a)	800	800
California Statewide Communities Development Authority, Rady Children's Hospital Series 2008B, Rev., VRDO, LOC : Wells Fargo Bank NA, 3.40%, 3/1/2024 (a)	5,445	5,445
City of Berkeley, Rev., TRAN, 5.00%, 7/24/2024	2,750	2,772
City of San Jose, Multi-Family Housing, Almaden Lake Village Apartments Series 2000A, Rev., VRDO, LOC : FNMA, 3.37%, 3/7/2024 (a)	2,000	2,000
County of Riverside Series 2023A, GO, 3.88%, 10/18/2024	10,000	10,011
County of Sacramento, Special Facilities Apartment, Cessna Aircraft Co. Project, Rev., VRDO, LOC : Bank of America NA, 3.30%, 3/7/2024 (a)	2,775	2,775
County of San Bernardino, Somerset Apartments LLC Series 1999A, Rev., VRDO, LOC : FNMA, 2.42%, 3/7/2024 (a)	950	950
County of San Diego, COP, VRDO, LOC : Northern Trust Co. (The), 2.40%, 3/7/2024 (a)	3,450	3,450
County of San Diego, Museum of Art, COP, VRDO, LOC : Wells Fargo Bank NA, 2.55%, 3/7/2024 (a)	1,300	1,300
County of Santa Cruz, Rev., TRAN, 5.00%, 7/5/2024	800	806
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
Los Angeles Department of Water and Power, Power System
Series 2002, Subseries A-3, Rev., VRDO, LIQ : Bank of America NA, 3.65%, 3/1/2024 (a)	3,500	3,500
Series 2001,Subseries-3, Rev., VRDO, LIQ : Barclays Bank plc, 3.74%, 3/1/2024 (a)	1,500	1,500
Series 2019, Subseries A-2, Rev., VRDO, LIQ : Barclays Bank plc, 3.74%, 3/1/2024 (a)	1,725	1,725
Series 2021A, Subseries A-1, Rev., VRDO, LIQ : Royal Bank of Canada, 3.74%, 3/1/2024 (a)	3,500	3,500
Metropolitan Water District of Southern California, Waterworks
Series 2017A, Rev., VRDO, LIQ : PNC Bank NA, 3.60%, 3/1/2024 (a)	9,000	9,000
Series 2016 B-2, Rev., VRDO, LIQ : TD Bank NA, 3.65%, 3/1/2024 (a)	4,825	4,825
Mizuho Floater Series 2023-MIZ9122, Rev., VRDO, LIQ : Mizuho Capital Markets LLC, 4.35%, 3/1/2024 (a) (b)	7,600	7,600
Modesto Public Financing Authority Series 2008, Rev., VRDO, LOC : BMO Harris Bank NA, 2.40%, 3/7/2024 (a)	2,455	2,455
Norris School District Series 2014 B, GO, Zero Coupon, 5/1/2024 (c)	500	254
RBC Municipal Products, Inc. Trust, Floater Certificates Series C-21, Rev., VRDO, LOC : Royal Bank of Canada, 3.30%, 3/7/2024 (a) (b)	7,250	7,250
RIB Floater Trust Various States
Series 2022-042, Rev., VRDO, LIQ : Barclays Bank plc, 3.85%, 3/1/2024 (a) (b)	5,700	5,700
Series 45, GO, VRDO, LIQ : Barclays Bank plc, 3.85%, 3/1/2024 (a) (b)	1,970	1,970
Series 2022-010, Rev., VRDO, LOC : Barclays Bank plc, 3.33%, 3/7/2024 (a) (b)	1,975	1,975
Series 40, Rev., VRDO, LIQ : Barclays Bank plc, 3.85%, 3/7/2024 (a) (b)	1,620	1,620
Series 2022-015, Rev., VRDO, LOC : Barclays Bank plc, 3.55%, 4/4/2024 (a) (b)	5,670	5,670
Sacramento County Housing Authority, Multi-Family Housing, Ashford Park Apartments Series 1996D, Rev., VRDO, FNMA, LIQ : FNMA, 2.39%, 3/7/2024 (a)	2,880	2,880
Sacramento County Housing Authority, River Terrace Apartments, Rev., VRDO, FNMA, LIQ : FNMA, 2.56%, 3/7/2024 (a)	970	970
San Diego Housing Authority, Multi-Family Housing Series 2006B, Rev., VRDO, LOC : Citibank NA, 3.38%, 3/7/2024 (a)	2,445	2,445
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Money Market Funds	February 29, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
San Diego Unified School District Series 2024A, Rev., TRAN, 5.00%, 6/28/2024	1,250	1,257
Southern California Public Power Authority, Magnolia Power Project Series 2020-3, Rev., VRDO, LIQ : Bank of America NA, 3.71%, 3/1/2024 (a)	7,350	7,350
Tender Option Bond Trust Receipts/Certificates
Series 2022-XF3029, Rev., VRDO, LOC : Barclays Bank plc, 4.08%, 3/1/2024 (a) (b)	3,433	3,433
Series 2022-XF3030, Rev., VRDO, LOC : Barclays Bank plc, 4.08%, 3/1/2024 (a) (b)	3,350	3,350
Series 2023-ZF3175, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 3.31%, 3/7/2024 (a) (b)	5,845	5,845
Series 2023-ZF3176, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 3.31%, 3/7/2024 (a) (b)	2,210	2,210
Series 2023-ZF3187, GO, VRDO, LIQ : Morgan Stanley Bank NA, 3.31%, 3/7/2024 (a) (b)	4,150	4,150
Series 2021-XF2962, Rev., VRDO, LIQ : Barclays Bank plc, 3.32%, 3/7/2024 (a) (b)	270	270
Series 2022-XF3006, Rev., VRDO, LIQ : Barclays Bank plc, 3.32%, 3/7/2024 (a) (b)	4,000	4,000
Series 2022-XX1237, GO, VRDO, LIQ : Barclays Bank plc, 3.32%, 3/7/2024 (a) (b)	425	425
Series 2022-XX1239, GO, VRDO, LIQ : Barclays Bank plc, 3.32%, 3/7/2024 (a) (b)	4,675	4,675
Series 2022-XX1262, Rev., VRDO, LIQ : Barclays Bank plc, 3.32%, 3/7/2024 (a) (b)	1,875	1,875
Series 2022-XX1263, Rev., VRDO, LIQ : Barclays Bank plc, 3.32%, 3/7/2024 (a) (b)	1,875	1,875
Series 2022-YX1200, Rev., VRDO, LIQ : Barclays Bank plc, 3.32%, 3/7/2024 (a) (b)	2,500	2,500
Series 2023-XM1153, Rev., VRDO, LIQ : UBS AG, 3.32%, 3/7/2024 (a) (b)	5,970	5,970
Series 2022-XF1323, Rev., VRDO, LIQ : TD Bank NA, 3.33%, 3/7/2024 (a) (b)	2,650	2,650
Series 2022-XF1326, GO, VRDO, LIQ : TD Bank NA, 3.33%, 3/7/2024 (a) (b)	4,000	4,000
Series 2022-XF1415, Rev., VRDO, LIQ : TD Bank NA, 3.33%, 3/7/2024 (a) (b)	1,705	1,705
Series 2022-XF3025, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 3.33%, 3/7/2024 (a) (b)	7,750	7,750
Series 2022-XG0372, COP, VRDO, LIQ : Wells Fargo Bank NA, 3.33%, 3/7/2024 (a) (b)	3,130	3,130
Series 2022-XG0393, GO, VRDO, LOC : Barclays Bank plc, 3.33%, 3/7/2024 (a) (b)	2,400	2,400
Series 2022-XL0384, GO, VRDO, LOC : Royal Bank of Canada, 3.33%, 3/7/2024 (a) (b)	1,900	1,900
Series 2022-XM1007, Rev., VRDO, LIQ : Royal Bank of Canada, 3.33%, 3/7/2024 (a) (b)	3,840	3,840
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
Series 2022-XM1036, Rev., VRDO, LIQ : Bank of America NA, 3.33%, 3/7/2024 (a) (b)	2,665	2,665
Series 2022-XM1064, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 3.33%, 3/7/2024 (a) (b)	6,700	6,700
Series 2022-ZL0287, Rev., VRDO, LIQ : Royal Bank of Canada, 3.33%, 3/7/2024 (a) (b)	5,905	5,905
Series 2023-XF1524, Rev., VRDO, LOC : Royal Bank of Canada, 3.33%, 3/7/2024 (a) (b)	1,000	1,000
Series 2023-XG0501, GO, VRDO, LIQ : Wells Fargo Bank NA, 3.33%, 3/7/2024 (a) (b)	1,360	1,360
Series 2023-XL0445, Rev., VRDO, LIQ : Royal Bank of Canada, 3.33%, 3/7/2024 (a) (b)	3,330	3,330
Series 2023-XL0501, GO, VRDO, LIQ : Wells Fargo Bank NA, 3.33%, 3/7/2024 (a) (b)	2,375	2,375
Series 2023-XM1114, Rev., VRDO, LIQ : Royal Bank of Canada, 3.33%, 3/7/2024 (a) (b)	3,335	3,335
Series 2023-ZF3162, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.33%, 3/7/2024 (a) (b)	1,665	1,665
Series 2023-ZF3166, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.33%, 3/7/2024 (a) (b)	5,000	5,000
Series 2022-XF1376, Rev., VRDO, LIQ : Bank of America NA, 3.35%, 3/7/2024 (a) (b)	2,500	2,500
Series 2022-XF1384, Rev., VRDO, LIQ : TD Bank NA, 3.36%, 3/7/2024 (a) (b)	1,500	1,500
Series 2022-XG0363, GO, VRDO, LOC : Bank of America NA, 3.38%, 3/7/2024 (a) (b)	8,330	8,330
Series 2023-007, Rev., VRDO, LOC : Barclays Bank plc, 3.55%, 3/21/2024 (a) (b)	10,000	10,000
University of California Series 2013AL-3, Rev., VRDO, 3.65%, 3/1/2024 (a)	7,335	7,335
Western Municipal Water District Facilities Authority Series 2012A, Rev., VRDO, LOC : TD Bank NA, 2.40%, 3/7/2024 (a)	300	300
		243,518
Total Municipal Bonds (Cost $243,518)		243,518
	SHARES (000)
Variable Rate Demand Preferred Shares — 9.1%
California — 9.1%
Nuveen California AMT - Free Quality Municipal Income Fund Series 6, LIQ : Sumitomo Mitsui Banking Corp., 3.27%, 3/7/2024# (b)	12,000	12,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	89

JPMorgan California Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS ††	SHARES (000)	VALUE ($000)
Variable Rate Demand Preferred Shares — continued
California — continued
Nuveen California Quality Municipal Income Fund Series 1-1362, LIQ : Societe Generale, 3.39%, 3/7/2024# (b)	25,000	25,000
Total Variable Rate Demand Preferred Shares (Cost $37,000)		37,000
	PRINCIPAL AMOUNT ($000)
Short Term Investments — 30.0%
Commercial Paper — 30.0%
California Educational Facilities Authority
3.15%, 4/22/2024	12,950	12,947
3.30%, 5/2/2024	3,000	3,000
California Statewide Communities Development Authority
Series 09-D, 3.60%, 3/7/2024	7,000	7,000
Series 08-C, 3.55%, 3/12/2024	8,000	8,000
Series 9B-2, 3.55%, 3/13/2024	5,000	5,000
3.20%, 5/7/2024	3,000	3,000
Series 9B-1, 3.25%, 5/7/2024	7,000	7,000
Series B-6, 3.30%, 5/8/2024	6,000	6,000
Series 06-D, 3.30%, 5/24/2024	10,000	10,000
County of Los Angeles
3.10%, 3/7/2024	2,000	2,000
3.55%, 3/28/2024	10,000	10,000
Municipal Improvement Corp. of Los Angeles
Series A-3, 3.20%, 3/12/2024	3,000	3,000
Series A-3, 3.25%, 4/8/2024	5,000	5,000
Sacramento Municipal Utility District
Series L-1, 3.55%, 5/15/2024	5,000	5,000
San Diego County Water Authority
Series 10, 3.55%, 5/8/2024	10,000	10,000
San Diego Public Facilities Financing Authority Water
Series A, 3.20%, 5/16/2024	5,000	5,000
State of California
Series A-3, 3.45%, 3/6/2024	5,000	5,000
Series 11A-5, 3.40%, 4/3/2024	2,500	2,500
Series 11A-5, 3.20%, 4/4/2024	4,000	4,000
Series A-1, 3.22%, 5/2/2024	2,500	2,500
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
University of California
Series A, 3.50%, 5/15/2024	2,000	2,000
Series A, 3.50%, 5/22/2024	4,000	4,000
Total Commercial Paper (Cost $121,947)		121,947
Total Short Term Investments (Cost $121,947)		121,947
Total Investments — 98.9% (Cost $402,465) *		402,465
Other Assets Less Liabilities — 1.1%		4,300
NET ASSETS — 100.0%		406,765

Percentages indicated are based on net assets.

Abbreviations
AMT	Alternative Minimum Tax
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
Rev.	Revenue
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of February 29, 2024.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 29, 2024.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Security is prerefunded or escrowed to maturity.
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Money Market Funds	February 29, 2024

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 93.2%
New York — 93.2%
Albany Industrial Development Agency, Civic Facility, Living Resources Corp., Project Series 2007A, Rev., VRDO, LOC : HSBC Bank USA NA, 3.30%, 3/7/2024 (a)	2,155	2,155
Alfred Almond Central School District, GO, BAN, 4.75%, 7/17/2024	4,255	4,269
Amherst Development Corp., Student Housing Facility, South Lake Village Project Series 2010B, Rev., VRDO, LOC : HSBC Bank USA NA, 3.40%, 3/7/2024 (a)	10,405	10,405
Amityville Union Free School District, GO, TAN, 4.75%, 6/14/2024	1,200	1,204
Ballston Spa Central School District, GO, BAN, 4.25%, 9/13/2024	2,915	2,921
Batavia City School District, GO, BAN, 4.25%, 6/11/2024	8,000	8,006
Battery Park City Authority
Series 2019D-1, Rev., VRDO, LIQ : TD Bank NA, 3.30%, 3/7/2024 (a)	10,450	10,450
Series 2019D-2, Rev., VRDO, LIQ : TD Bank NA, 3.30%, 3/7/2024 (a)	27,700	27,700
Bemus Point Central School District, GO, BAN, 4.50%, 7/25/2024	246	247
Build NYC Resource Corp., The Asia Society Project, Rev., VRDO, LOC : TD Bank NA, 3.30%, 3/7/2024 (a)	150	150
Byron-Bergen Central School District, GO, BAN, 4.75%, 6/14/2024	8,000	8,019
Chenango Valley Central School District, GO, BAN, 4.60%, 6/27/2024	9,000	9,025
City of Glens Falls Series 2024, GO, BAN, 4.00%, 2/28/2025	8,200	8,245
City of Hudson, GO, BAN, 4.60%, 6/21/2024	4,996	5,008
City of Ithaca, GO, BAN, 4.75%, 7/19/2024	3,954	3,966
City of New York, Fiscal Year 2006
Series 2006, Subseries I-4, GO, VRDO, LOC : TD Bank NA, 3.65%, 3/1/2024 (a)	8,875	8,875
Series 2006E-2, GO, VRDO, LOC : Bank of America NA, 3.72%, 3/1/2024 (a)	5,400	5,400
City of New York, Fiscal Year 2008
Series 2008 L-4, GO, VRDO, LOC : US Bank NA, 3.45%, 3/1/2024 (a)	6,170	6,170
Series 2008 L-3, GO, VRDO, LOC : Bank of America NA, 3.72%, 3/1/2024 (a)	15,365	15,365
City of New York, Fiscal Year 2012 Series 2012D-3A, GO, VRDO, LIQ : Bank of New York Mellon (The), 3.68%, 3/1/2024 (a)	7,825	7,825
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
City of New York, Fiscal Year 2013 Series 2013, Subseries A-2, GO, VRDO, LOC : Mizuho Bank Ltd., 3.70%, 3/1/2024 (a)	1,575	1,575
City of New York, Fiscal Year 2014 Series 2014D-4, GO, VRDO, LOC : TD Bank NA, 3.65%, 3/1/2024 (a)	1,055	1,055
City of New York, Fiscal Year 2018 Series 2018E, GO, VRDO, LOC : TD Bank NA, 3.65%, 3/1/2024 (a)	3,675	3,675
City of New York, Fiscal Year 2022
Subseries D-4, GO, VRDO, LIQ : State Street Bank & Trust Co., 3.67%, 3/1/2024 (a)	8,935	8,935
Series 2022D, Subseries D-3, GO, VRDO, LIQ : State Street Bank & Trust Co., 3.72%, 3/1/2024 (a)	800	800
City of New York, Fiscal Year 2023
Series 2023A, Subseries A-3, GO, VRDO, LIQ : Bank of Montreal, 3.65%, 3/1/2024 (a)	8,075	8,075
Series 2023A, Subseries A-4, GO, VRDO, LIQ : TD Bank NA, 3.65%, 3/1/2024 (a)	1,635	1,635
City of Peekskill, GO, BAN, 4.25%, 8/23/2024	1,650	1,654
City of Rome, GO, BAN, 4.75%, 6/12/2024	7,523	7,539
City of Troy Series 2024, GO, BAN, 4.00%, 1/31/2025	5,469	5,494
Cold Spring Harbor Central School District, GO, TAN, 4.75%, 6/26/2024	7,275	7,291
County of Chemung
Series 2023C, GO, BAN, 4.00%, 8/29/2024	35,000	35,039
Series 2023B, GO, BAN, 4.25%, 12/20/2024	2,873	2,894
County of Madison Series 2023, GO, BAN, 4.50%, 11/21/2024	1,191	1,196
County of Oneida Series 2023, GO, BAN, 4.50%, 3/1/2024	8,000	8,000
County of Tompkins Series 2024, GO, BAN, 4.00%, 2/14/2025	1,948	1,961
East Meadow Union Free School District, GO, TAN, 5.00%, 6/21/2024	5,000	5,013
Elmira City School District Series 2023, GO, BAN, 4.75%, 6/14/2024	10,200	10,241
Erie County Industrial Development Agency (The), Our Lady Victory Corp. Series 2007A, Rev., VRDO, LOC : HSBC Bank USA NA, 3.33%, 3/7/2024 (a)	2,365	2,365
Farmingdale Union Free School District Series 2023, GO, TAN, 4.50%, 6/21/2024	10,000	10,015
Geneseo Central School District Series 2023, GO, BAN, 4.75%, 6/27/2024	2,900	2,906
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	91

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Geneva City School District Series 2023, GO, BAN, 4.50%, 7/11/2024	4,500	4,515
Glen Cove City School District, GO, BAN, 4.25%, 6/27/2024	7,715	7,726
Greece Central School District Series 2024, GO, BAN, 4.38%, 6/28/2024	4,850	4,865
Greenport Union Free School District, GO, TAN, 4.50%, 5/15/2024	3,500	3,503
Haldane Central School District Series 2023B, GO, BAN, 4.50%, 8/23/2024	365	366
Hartford Central School District Series 2023, GO, BAN, 4.50%, 6/25/2024	2,500	2,505
Hornell City School District, GO, BAN, 4.25%, 6/28/2024	6,000	6,010
Horseheads Central School District Series 2023, GO, BAN, 4.75%, 6/21/2024	2,160	2,164
Long Island Power Authority, Electric System Series 2023D, Rev., VRDO, LOC : Barclays Bank plc, 3.20%, 3/7/2024 (a)	8,500	8,500
Longwood Central School District, Suffolk County, GO, TAN, 4.75%, 6/21/2024	9,630	9,655
Maine-Endwell Central School District Series 2023, GO, BAN, 4.25%, 9/27/2024	1,593	1,596
Metropolitan Transportation Authority
Series 2005D-2, Rev., VRDO, LOC : Bank of Montreal, 3.50%, 3/1/2024 (a)	12,375	12,375
Series 2015, Subseries E-3, Rev., VRDO, LOC : Bank of America NA, 3.72%, 3/1/2024 (a)	12,630	12,630
Series 2012G-1, Rev., VRDO, LOC : Barclays Bank plc, 3.78%, 3/1/2024 (a)	9,200	9,200
Series 2015 E-1, Rev., VRDO, LOC : Barclays Bank plc, 3.78%, 3/1/2024 (a)	27,900	27,900
Series 2020B-1, Rev., VRDO, LOC : PNC Bank NA, 3.30%, 3/7/2024 (a)	23,215	23,215
Series 2020B-2, Rev., VRDO, LOC : PNC Bank NA, 3.30%, 3/7/2024 (a)	1,700	1,700
Metropolitan Transportation Authority, Dedicated Tax Fund
Series 2008A-1, Rev., VRDO, LOC : TD Bank NA, 3.65%, 3/1/2024 (a)	17,510	17,510
Series 2008A-2A, Rev., VRDO, LOC : TD Bank NA, 3.65%, 3/1/2024 (a)	4,825	4,825
Series 2008A-2B, Rev., VRDO, LOC : PNC Bank NA, 3.30%, 3/7/2024 (a)	32,695	32,695
Series 2005 E-2, Rev., VRDO, LOC : Bank of America NA, 3.36%, 3/7/2024 (a)	2,848	2,848
Mineola Union Free School District, GO, TAN, 4.25%, 6/26/2024	6,000	6,009
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Mount Markham Central School District Series 2023, GO, BAN, 5.00%, 6/25/2024	10,000	10,037
Naples Central School District Series 2024, GO, BAN, 3.75%, 6/25/2024	4,500	4,505
Nassau County Industrial Development Agency, Clinton Plaza Senior Housing Project, Rev., VRDO, LOC : FNMA, 3.40%, 3/7/2024 (a)	4,100	4,100
New York City Housing Development Corp., Multifamily Atlantic Court Apartments Series A, Rev., VRDO, LOC : FHLMC, 3.82%, 3/7/2024 (a)	12,000	12,000
New York City Housing Development Corp., Multi-Family Mortgage, Elliott Chelsea Development Series 2010A, Rev., VRDO, LIQ : FHLMC, 3.34%, 3/7/2024 (a)	20,095	20,095
New York City Housing Development Corp., Multi-Family Mortgage, West 26th Street Development
Series 2011B, Rev., VRDO, 3.30%, 3/7/2024 (a)	800	800
Series 2012A, Rev., VRDO, LIQ : FHLMC, 3.30%, 3/7/2024 (a)	3,650	3,650
New York City Housing Development Corp., Multi-Family Rent Housing, Gold Street Series 2006A, Rev., VRDO, LOC : FNMA, 3.30%, 3/7/2024 (a)	41,500	41,500
New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development
Series 2006A, Rev., VRDO, LOC : FNMA, 3.15%, 3/7/2024 (a)	25,050	25,050
Series 2000A, Rev., VRDO, LOC : FNMA, 3.25%, 3/7/2024 (a)	30	30
New York City Housing Development Corp., Multi-Family, 201 Pearl LLC Series 2006A, Rev., VRDO, LOC : FNMA, 3.30%, 3/7/2024 (a)	3,550	3,550
New York City Housing Development Corp., Multi-Family, 90 Washington Street Series 2005A, Rev., VRDO, LOC : FNMA, 3.34%, 3/7/2024 (a)	26,600	26,600
New York City Industrial Development Agency, Air Express International Corp., Project Series 1997, Rev., VRDO, LOC : Citibank NA, 3.40%, 3/6/2024 (a)	5,000	5,000
New York City Industrial Development Agency, Civic Facility, Rev., VRDO, LOC : TD Bank NA, 3.27%, 3/7/2024 (a)	3,325	3,325
New York City Industrial Development Agency, Washington LLC Project, Rev., VRDO, LOC : Bank of China Ltd., 4.25%, 3/1/2024 (a)	16,195	16,195
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Money Market Funds	February 29, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Municipal Water Finance Authority, Water and Sewer System Series 2003F-2, Rev., VRDO, LOC : Citibank NA, 3.45%, 3/1/2024 (a)	600	600
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution
Series 2007, Subseries CC-2, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.45%, 3/1/2024 (a)	3,800	3,800
Series DD-1, Rev., VRDO, LIQ : TD Bank NA, 3.65%, 3/1/2024 (a)	75	75
Series BB 1A, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.70%, 3/1/2024 (a)	11,325	11,325
Series BB-1, Rev., VRDO, LIQ : Bank of America NA, 3.72%, 3/1/2024 (a)	10,795	10,795
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2008 Series 2008BB-5, Rev., VRDO, LIQ : Bank of America NA, 3.65%, 3/1/2024 (a)	300	300
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2010 Series 2010CC, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.65%, 3/1/2024 (a)	23,630	23,630
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2014 Series AA-5, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.65%, 3/1/2024 (a)	8,620	8,620
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series 2015 BB-3, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 3.30%, 3/7/2024 (a)	6,800	6,800
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023, Subseries BB-2, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.65%, 3/1/2024 (a)	11,915	11,915
New York City Transitional Finance Authority, Future Tax Secured
Series A-4, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.70%, 3/1/2024 (a)	3,075	3,075
Rev., VRDO, LIQ : Bank of America NA, 3.72%, 3/1/2024 (a)	13,155	13,155
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015 Series 2015A-3, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.69%, 3/1/2024 (a)	21,319	21,319
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023, Subseries A3, Rev., VRDO, LIQ : Bank of New York Mellon (The), 3.68%, 3/1/2024 (a)	3,000	3,000
New York State Dormitory Authority, Columbia University Series 2003B, Rev., VRDO, 2.85%, 3/7/2024 (a)	6,835	6,835
New York State Dormitory Authority, Cornell University
Series 2019B, Rev., VRDO, LIQ : US Bank NA, 3.40%, 3/1/2024 (a)	13,275	13,275
Series 2004A, Rev., VRDO, LIQ : Bank of New York Mellon (The), 3.32%, 3/7/2024 (a)	600	600
Series 2004B, Rev., VRDO, LIQ : Bank of New York Mellon (The), 3.32%, 3/7/2024 (a)	100	100
New York State Dormitory Authority, Fordham University Series 2008A-1, Rev., VRDO, LOC : Bank of America NA, 3.33%, 3/7/2024 (a)	550	550
New York State Dormitory Authority, Northern Westchester Hospital, Rev., VRDO, LOC : TD Bank NA, 3.30%, 3/7/2024 (a)	1,455	1,455
New York State Dormitory Authority, Royal Charter Properties, Rev., VRDO, LOC : FNMA, 3.71%, 3/7/2024 (a)	18,410	18,410
New York State Energy Research and Development Authority, Consolidated Edison Co. of New York, Inc. Project
Series 2005A-3, Rev., VRDO, LOC : Mizuho Bank Ltd., 3.28%, 3/7/2024 (a)	10,800	10,800
Series 2004C-1, Rev., VRDO, LOC : Mizuho Bank Ltd., 3.30%, 3/7/2024 (a)	17,450	17,450
Series 2005A-1, Rev., VRDO, LOC : Mizuho Bank Ltd., 3.32%, 3/7/2024 (a)	4,400	4,400
Series 2010A-1, Rev., VRDO, LOC : Scotiabank, 3.34%, 3/7/2024 (a)	400	400
New York State Housing Finance Agency Series 1995A, Rev., VRDO, LOC : FNMA, 3.82%, 3/7/2024 (a)	12,600	12,600
New York State Housing Finance Agency, 10 Barclay Street Series 2004A, Rev., VRDO, LOC : FNMA, 3.20%, 3/7/2024 (a)	39,700	39,700
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	93

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York State Housing Finance Agency, 160 Madison Avenue LLC
Series 2013A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 3.55%, 3/1/2024 (a)	58,820	58,820
Series 2014A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 3.55%, 3/1/2024 (a)	35,600	35,600
New York State Housing Finance Agency, 240 East 39th Street Housing Series 2000, Rev., AMT, VRDO, LOC : FNMA, 3.82%, 3/7/2024 (a)	13,600	13,600
New York State Housing Finance Agency, 29 Flatbush Avenue Housing
Series 2010A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 3.32%, 3/7/2024 (a)	27,875	27,875
Series A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 3.32%, 3/7/2024 (a)	1,165	1,165
New York State Housing Finance Agency, 316 Eleventh Avenue Housing Series 2009A, Rev., VRDO, LOC : FNMA, 3.15%, 3/7/2024 (a)	5,550	5,550
New York State Housing Finance Agency, 330 Riverdale Ave Apartments Series 2008A, Rev., VRDO, LOC : Bank of America NA, 3.25%, 3/7/2024 (a)	9,950	9,950
New York State Housing Finance Agency, 330 West 39th Street Housing Series 2010A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 3.30%, 3/7/2024 (a)	14,685	14,685
New York State Housing Finance Agency, 350 West 43rd Street Housing Series 2002A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 3.80%, 3/1/2024 (a)	14,400	14,400
New York State Housing Finance Agency, 360 West 43rd Street Housing, Rev., VRDO, LOC : FNMA, 3.25%, 3/7/2024 (a)	2,400	2,400
New York State Housing Finance Agency, 363 West 30th Street Housing, Rev., VRDO, LOC : FHLMC, 3.82%, 3/7/2024 (a)	14,100	14,100
New York State Housing Finance Agency, 435 East 13th Street Housing Series 2016A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 3.30%, 3/7/2024 (a)	6,820	6,820
New York State Housing Finance Agency, College ARMS Apartments Series 2008A, Rev., VRDO, LIQ : FHLMC, 3.35%, 3/7/2024 (a)	6,790	6,790
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York State Housing Finance Agency, Historic Front Street Series 2003A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 3.37%, 3/11/2024 (a)	10,100	10,100
New York State Housing Finance Agency, Maiden Lane Properties LLC Series 2004A, Rev., VRDO, LOC : FNMA, 3.30%, 3/7/2024 (a)	500	500
New York State Housing Finance Agency, North End Series 2004A, Rev., VRDO, LOC : FNMA, 3.15%, 3/7/2024 (a)	400	400
New York State Housing Finance Agency, Weyant Green Apartments Series 2007A, Rev., VRDO, LOC : FNMA, 3.30%, 3/7/2024 (a)	100	100
New York State Housing Finance Agency, Worth Street, 23rd Chelsea Assocs LLC
Rev., VRDO, LOC : FNMA, 3.25%, 3/7/2024 (a)	3,400	3,400
Rev., VRDO, LOC : FNMA, 3.25%, 3/7/2024 (a)	2,100	2,100
North Collins Central School District Series 2024, GO, BAN, 4.25%, 6/27/2024	2,800	2,806
Olean City School District Series 2024, GO, BAN, 3.75%, 6/28/2024 (b)	4,000	4,005
Onondaga County Industrial Development Agency, Civic Facility, Syracuse Home Association Project, Rev., VRDO, LOC : HSBC Bank USA NA, 3.34%, 3/7/2024 (a)	7,110	7,110
Owego Apalachin Central School District, GO, BAN, 4.50%, 8/16/2024	2,439	2,447
Oyster Bay-East Norwich Central School District Series 2023, GO, BAN, 4.50%, 7/12/2024	1,000	1,003
Penn Yan Central School District, GO, BAN, 4.50%, 9/13/2024	565	567
Port Authority of New York and New Jersey Series 2023-0009, Rev., VRDO, LIQ : Citibank NA, 3.33%, 3/7/2024 (a) (c)	7,500	7,500
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E-118, GO, VRDO, LOC : Royal Bank of Canada, 3.80%, 3/1/2024 (a) (c)	16,420	16,420
Series E-120, Rev., VRDO, LOC : Royal Bank of Canada, 3.80%, 3/1/2024 (a) (c)	5,300	5,300
Series 23, Rev., VRDO, LIQ : Barclays Bank plc, 3.83%, 3/1/2024 (a) (c)	4,525	4,525
Series G-120, Rev., VRDO, LOC : Royal Bank of Canada, 3.36%, 3/7/2024 (a) (c)	7,600	7,600
Series 2022-E154, Rev., VRDO, LOC : Royal Bank of Canada, 3.40%, 3/7/2024 (a) (c)	76,825	76,825
Remsenburg-Speonk Union Free School District, GO, TAN, 5.00%, 3/20/2024	975	975
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Money Market Funds	February 29, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Rib Floater Trust Various States
Series 12, Rev., VRDO, LIQ : Barclays Bank plc, 3.18%, 3/1/2024 (a) (c)	10,200	10,200
Series 2022-011, Rev., VRDO, LIQ : Barclays Bank plc, 3.33%, 3/7/2024 (a) (c)	3,305	3,305
Series 2022-012, Rev., VRDO, LIQ : Barclays Bank plc, 3.33%, 3/7/2024 (a) (c)	11,830	11,830
Series 2022-008, Rev., VRDO, LOC : Barclays Bank plc, 3.55%, 4/4/2024 (a) (c)	60,000	60,000
Series 2024-002, Rev., VRDO, LOC : Barclays Bank plc, 3.55%, 4/4/2024 (a) (c)	12,500	12,500
RIB Floater Trust Various States Series 2022-009, Rev., VRDO, LIQ : Barclays Bank plc, 3.90%, 3/1/2024 (a) (c)	22,575	22,575
Roslyn Union Free School District, GO, BAN, 4.25%, 8/29/2024	1,458	1,461
Seaford Union Free School District, GO, TAN, 4.75%, 6/26/2024	4,425	4,434
Skaneateles Central School District
Series 2023, GO, BAN, 4.50%, 7/17/2024	10,000	10,017
GO, BAN, 4.50%, 8/15/2024	1,370	1,374
South Colonie Central School District Series 2023, GO, BAN, 4.25%, 12/20/2024	1,077	1,085
South Jefferson Central School District Series 2024, GO, BAN, 4.25%, 2/7/2025	2,172	2,188
Springville-Griffith Institute Central School District
GO, BAN, 4.75%, 6/28/2024	8,000	8,024
Series 2023A, GO, BAN, 4.50%, 8/16/2024	2,096	2,103
State of New York Mortgage Agency Homeowner Mortgage
Series 207, Rev., VRDO, LIQ : Royal Bank of Canada, 3.20%, 3/7/2024 (a)	200	200
Series 234, Rev., VRDO, LIQ : UBS AG, 3.20%, 3/7/2024 (a)	29,600	29,600
Series 247, Rev., VRDO, LIQ : TD Bank NA, 3.30%, 3/7/2024 (a)	29,310	29,310
Series 199, Rev., AMT, VRDO, LIQ : Royal Bank of Canada, 3.35%, 3/7/2024 (a)	10,000	10,000
Series 249, Rev., AMT, VRDO, LIQ : TD Bank NA, 3.35%, 3/7/2024 (a)	5,200	5,200
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF3185, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 3.31%, 3/7/2024 (a) (c)	4,450	4,450
Series 2022-XF2996, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 3.32%, 3/7/2024 (a) (c)	3,780	3,780
Series 2022-XG0428, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.32%, 3/7/2024 (a) (c)	4,000	4,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2022-XM1058, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 3.32%, 3/7/2024 (a) (c)	2,870	2,870
Series 2022-XM1070, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 3.32%, 3/7/2024 (a) (c)	3,280	3,280
Series 2023-XF3160, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 3.32%, 3/7/2024 (a) (c)	3,750	3,750
Series 2023-XL0414, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.32%, 3/7/2024 (a) (c)	2,000	2,000
Series 2023-XM1142, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 3.32%, 3/7/2024 (a) (c)	10,070	10,070
Series 2023-ZF3210, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 3.32%, 3/7/2024 (a) (c)	5,270	5,270
Series 2019-XF0847, Rev., VRDO, LOC : Royal Bank of Canada, 3.33%, 3/7/2024 (a) (c)	7,220	7,220
Series 2020-XG0276, Rev., VRDO, LOC : Bank of America NA, 3.33%, 3/7/2024 (a) (c)	1,545	1,545
Series 2022-XF1312, Rev., VRDO, LIQ : TD Bank NA, 3.33%, 3/7/2024 (a) (c)	3,665	3,665
Series 2022-XF1339, GO, VRDO, LIQ : Bank of America NA, 3.33%, 3/7/2024 (a) (c)	4,090	4,090
Series 2022-XF1374, Rev., VRDO, LIQ : Bank of America NA, 3.33%, 3/7/2024 (a) (c)	2,460	2,460
Series 2022-XF1382, Rev., VRDO, LIQ : Bank of America NA, 3.33%, 3/7/2024 (a) (c)	2,100	2,100
Series 2022-XF1383, Rev., VRDO, LIQ : Bank of America NA, 3.33%, 3/7/2024 (a) (c)	3,050	3,050
Series 2022-XF1393, Rev., VRDO, LIQ : TD Bank NA, 3.33%, 3/7/2024 (a) (c)	3,500	3,500
Series 2022-XF1399, Rev., VRDO, LIQ : Bank of America NA, 3.33%, 3/7/2024 (a) (c)	1,835	1,835
Series 2022-XF1400, Rev., VRDO, LIQ : Bank of America NA, 3.33%, 3/7/2024 (a) (c)	3,750	3,750
Series 2022-XF1420, Rev., VRDO, LIQ : Bank of America NA, 3.33%, 3/7/2024 (a) (c)	4,800	4,800
Series 2022-XF1444, GO, VRDO, LIQ : Bank of America NA, 3.33%, 3/7/2024 (a) (c)	1,875	1,875
Series 2022-XF3002, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 3.33%, 3/7/2024 (a) (c)	10,700	10,700
Series 2022-XF3013, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 3.33%, 3/7/2024 (a) (c)	13,520	13,520
Series 2022-XF3016, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 3.33%, 3/7/2024 (a) (c)	19,705	19,705
Series 2022-XF3021, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.33%, 3/7/2024 (a) (c)	3,600	3,600
Series 2022-XF3043, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 3.33%, 3/7/2024 (a) (c)	9,000	9,000
Series 2022-XF3047, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.33%, 3/7/2024 (a) (c)	2,400	2,400
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	95

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2022-XG0405, Rev., VRDO, LIQ : Bank of America NA, 3.33%, 3/7/2024 (a) (c)	1,875	1,875
Series 2022-XL0274, Rev., VRDO, LIQ : Bank of America NA, 3.33%, 3/7/2024 (a) (c)	1,670	1,670
Series 2022-XL0322, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 3.33%, 3/7/2024 (a) (c)	6,700	6,700
Series 2022-XL0353, GO, VRDO, LIQ : Wells Fargo Bank NA, 3.33%, 3/7/2024 (a) (c)	2,860	2,860
Series 2022-XL0381, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.33%, 3/7/2024 (a) (c)	1,875	1,875
Series 2022-XM1006, Rev., VRDO, LIQ : Bank of America NA, 3.33%, 3/7/2024 (a) (c)	2,400	2,400
Series 2022-XM1010, Rev., VRDO, LIQ : Royal Bank of Canada, 3.33%, 3/7/2024 (a) (c)	2,950	2,950
Series 2022-XM1015, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 3.33%, 3/7/2024 (a) (c)	18,750	18,750
Series 2022-XM1031, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 3.33%, 3/7/2024 (a) (c)	3,750	3,750
Series 2022-XM1052, Rev., VRDO, LIQ : Royal Bank of Canada, 3.33%, 3/7/2024 (a) (c)	5,625	5,625
Series 2022-XM1069, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.33%, 3/7/2024 (a) (c)	2,445	2,445
Series 2022-XM1073, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 3.33%, 3/7/2024 (a) (c)	3,250	3,250
Series 2022-XX1282, Rev., VRDO, LIQ : Barclays Bank plc, 3.33%, 3/7/2024 (a) (c)	4,970	4,970
Series 2022-YX1183, Rev., VRDO, LIQ : Barclays Bank plc, 3.33%, 3/7/2024 (a) (c)	2,245	2,245
Series 2022-YX1208, Rev., VRDO, LIQ : Barclays Bank plc, 3.33%, 3/7/2024 (a) (c)	12,050	12,050
Series 2022-YX1242, Rev., VRDO, LIQ : Barclays Bank plc, 3.33%, 3/7/2024 (a) (c)	5,630	5,630
Series 2022-YX1250, Rev., VRDO, LIQ : Barclays Bank plc, 3.33%, 3/7/2024 (a) (c)	1,730	1,730
Series 2022-YX1257, Rev., VRDO, LIQ : Barclays Bank plc, 3.33%, 3/7/2024 (a) (c)	3,440	3,440
Series 2022-YX1277, Rev., VRDO, LIQ : Barclays Bank plc, 3.33%, 3/7/2024 (a) (c)	2,985	2,985
Series 2022-ZF1417, Rev., VRDO, LIQ : Royal Bank of Canada, 3.33%, 3/7/2024 (a) (c)	1,635	1,635
Series 2022-ZL0263, Rev., VRDO, LIQ : Royal Bank of Canada, 3.33%, 3/7/2024 (a) (c)	2,240	2,240
Series 2022-ZL0350, GO, VRDO, LIQ : Morgan Stanley Bank NA, 3.33%, 3/7/2024 (a) (c)	5,000	5,000
Series 2022-ZL0393, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 3.33%, 3/7/2024 (a) (c)	2,050	2,050
Series 2023-XF0524, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.33%, 3/7/2024 (a) (c)	7,610	7,610
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2023-XF1442, Rev., VRDO, LIQ : TD Bank NA, 3.33%, 3/7/2024 (a) (c)	3,565	3,565
Series 2023-XF1495, Rev., VRDO, LIQ : TD Bank NA, 3.33%, 3/7/2024 (a) (c)	1,565	1,565
Series 2023-XF1505, Rev., VRDO, LIQ : Bank of America NA, 3.33%, 3/7/2024 (a) (c)	3,350	3,350
Series 2023-XF1506, Rev., VRDO, LIQ : Bank of America NA, 3.33%, 3/7/2024 (a) (c)	8,900	8,900
Series 2023-XF1507, Rev., VRDO, LIQ : Bank of America NA, 3.33%, 3/7/2024 (a) (c)	11,110	11,110
Series 2023-XF1589, GO, VRDO, LIQ : TD Bank NA, 3.33%, 3/7/2024 (a) (c)	2,000	2,000
Series 2023-XF1614, Rev., VRDO, LOC : Royal Bank of Canada, 3.33%, 3/7/2024 (a) (c)	1,245	1,245
Series 2023-XF1622, Rev., VRDO, LIQ : Bank of America NA, 3.33%, 3/7/2024 (a) (c)	1,875	1,875
Series 2023-XF1633, Rev., VRDO, LIQ : TD Bank NA, 3.33%, 3/7/2024 (a) (c)	3,880	3,880
Series 2023-XF1643, Rev., VRDO, LIQ : Bank of America NA, 3.33%, 3/7/2024 (a) (c)	2,905	2,905
Series 2023-XF1644, Rev., VRDO, LIQ : Bank of America NA, 3.33%, 3/7/2024 (a) (c)	6,470	6,470
Series 2023-XF1652, Rev., VRDO, LIQ : TD Bank NA, 3.33%, 3/7/2024 (a) (c)	3,750	3,750
Series 2023-XF1662, Rev., VRDO, LIQ : Bank of America NA, 3.33%, 3/7/2024 (a) (c)	4,050	4,050
Series 2023-XF1663, Rev., VRDO, LIQ : Bank of America NA, 3.33%, 3/7/2024 (a) (c)	3,335	3,335
Series 2023-XF1665, Rev., VRDO, LIQ : Bank of America NA, 3.33%, 3/7/2024 (a) (c)	3,310	3,310
Series 2023-XF3107, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 3.33%, 3/7/2024 (a) (c)	4,525	4,525
Series 2023-XF3161, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.33%, 3/7/2024 (a) (c)	3,840	3,840
Series 2023-XF3169, Rev., VRDO, LIQ : Barclays Bank plc, 3.33%, 3/7/2024 (a) (c)	14,835	14,835
Series 2023-XF3182, Rev., VRDO, LIQ : Barclays Bank plc, 3.33%, 3/7/2024 (a) (c)	2,755	2,755
Series 2023-XF3184, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 3.33%, 3/7/2024 (a) (c)	11,575	11,575
Series 2023-XL0416, Rev., VRDO, LIQ : Barclays Bank plc, 3.33%, 3/7/2024 (a) (c)	6,710	6,710
Series 2023-XL0434, Rev., VRDO, LIQ : Bank of America NA, 3.33%, 3/7/2024 (a) (c)	20,000	20,000
Series 2023-XL0441, GO, VRDO, LIQ : Royal Bank of Canada, 3.33%, 3/7/2024 (a) (c)	2,000	2,000
Series 2023-XL0463, Rev., VRDO, LIQ : Barclays Bank plc, 3.33%, 3/7/2024 (a) (c)	5,210	5,210
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Money Market Funds	February 29, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2023-XL0526, Rev., VRDO, LOC : Royal Bank of Canada, 3.33%, 3/7/2024 (a) (c)	3,635	3,635
Series 2023-XX1281, Rev., VRDO, LIQ : Barclays Bank plc, 3.33%, 3/7/2024 (a) (c)	8,290	8,290
Series 2023-XX1323, Rev., VRDO, LIQ : Barclays Bank plc, 3.33%, 3/7/2024 (a) (c)	6,000	6,000
Series 2023-XX1324, Rev., VRDO, LIQ : Barclays Bank plc, 3.33%, 3/7/2024 (a) (c)	7,500	7,500
Series 2023-ZF1656, Rev., VRDO, LIQ : Royal Bank of Canada, 3.33%, 3/7/2024 (a) (c)	2,670	2,670
Series 2023-ZF3167, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.33%, 3/7/2024 (a) (c)	1,875	1,875
Series 2023-ZF3171, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.33%, 3/7/2024 (a) (c)	2,130	2,130
Series 2023-ZL0494, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.33%, 3/7/2024 (a) (c)	4,000	4,000
Series 2023-ZL0517, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.33%, 3/7/2024 (a) (c)	1,670	1,670
Series 2020-XF2868, Rev., VRDO, LOC : Barclays Bank plc, 3.34%, 3/7/2024 (a) (c)	1,900	1,900
Series 2020-XF2878, Rev., VRDO, LOC : Barclays Bank plc, 3.34%, 3/7/2024 (a) (c)	7,930	7,930
Series 2020-XX1127, Rev., VRDO, AGM, LOC : Barclays Bank plc, 3.34%, 3/7/2024 (a) (c)	5,220	5,220
Series 2022-XF1357, Rev., VRDO, LIQ : TD Bank NA, 3.34%, 3/7/2024 (a) (c)	3,750	3,750
Series 2024-ZF1699, Rev., VRDO, LIQ : Bank of America NA, 3.34%, 3/7/2024 (a) (c)	2,130	2,130
Series 2022-XF3065, Rev., VRDO, LOC : Barclays Bank plc, 3.35%, 3/7/2024 (a) (c)	5,995	5,995
Series 2023-XF1496, Rev., VRDO, LIQ : TD Bank NA, 3.35%, 3/7/2024 (a) (c)	2,150	2,150
Series 2022-XG0379, Rev., VRDO, LIQ : Bank of America NA, 3.36%, 3/7/2024 (a) (c)	1,440	1,440
Series 2022-XG0394, Rev., VRDO, LIQ : Bank of America NA, 3.36%, 3/7/2024 (a) (c)	5,040	5,040
Series 2022-XG0438, Rev., VRDO, LIQ : Bank of America NA, 3.36%, 3/7/2024 (a) (c)	3,525	3,525
Series 2023-XG0526, Rev., VRDO, LIQ : Bank of America NA, 3.36%, 3/7/2024 (a) (c)	3,200	3,200
Series 2022-ZL0270, Rev., VRDO, LIQ : Barclays Bank plc, 3.37%, 3/7/2024 (a) (c)	2,070	2,070
Town of Lewisboro, GO, BAN, 5.75%, 4/12/2024	3,048	3,055
Town of North Hempstead Series 2023A, GO, BAN, 4.00%, 3/22/2024	3,810	3,811
Town of Tonawanda Series 2023, GO, BAN, 4.50%, 8/23/2024	1,000	1,005
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Town of West Seneca Series 2024, GO, BAN, 4.00%, 2/7/2025	4,097	4,116
Triborough Bridge and Tunnel Authority
Series 2005B-4A, Rev., VRDO, LOC : TD Bank NA, 3.65%, 3/1/2024 (a)	23,195	23,195
Series 2005 B-2B, Rev., VRDO, LOC : State Street Bank & Trust Co., 3.39%, 3/7/2024 (a)	1,150	1,150
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2003B1, Rev., VRDO, LOC : US Bank NA, 3.45%, 3/1/2024 (a)	3,500	3,500
Series 2005B-4C, Rev., VRDO, LOC : US Bank NA, 3.45%, 3/1/2024 (a)	31,930	31,930
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax
Series 2022A, Rev., BAN, 5.00%, 8/15/2024	4,120	4,152
Series 2022B, Rev., BAN, 5.00%, 12/16/2024	515	522
Trust for Cultural Resources of The City of New York (The), American Museum of Natural History
Series 2008B-3, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.20%, 3/7/2024 (a)	5,815	5,815
Series 2014B1, Rev., VRDO, 3.34%, 7/15/2024 (a)	12,555	12,555
Series 2014B2, Rev., VRDO, 3.34%, 11/11/2024 (a)	12,380	12,380
Trust for Cultural Resources of The City of New York, The Museum of Modern Art
Series 2006A-1, Rev., VRDO, 2.85%, 3/7/2024 (a)	35,750	35,750
Series 2006A-2, Rev., VRDO, 2.85%, 3/7/2024 (a)	13,235	13,235
Union Endicott Central School District Series 2023, GO, BAN, 5.00%, 10/18/2024	1,641	1,648
Victor Central School District Series 2023, GO, BAN, 4.25%, 9/13/2024	2,738	2,743
Village of Cooperstown Series 2024, GO, BAN, 4.50%, 3/28/2024	3,000	3,003
Village of Endicott, GO, BAN, 4.25%, 8/23/2024	13,378	13,404
Village of Freeport Series 2023E, GO, BAN, 4.75%, 11/14/2024	4,224	4,241
Village of Haverstraw Series A, GO, BAN, 4.25%, 9/13/2024	2,279	2,284
Village of New Paltz Series 2024A, GO, BAN, 4.50%, 1/31/2025	1,000	1,009
Village of Pelham, GO, BAN, 4.25%, 9/13/2024	9,449	9,472
Village of Scotia, GO, BAN, 4.75%, 6/28/2024	3,800	3,810
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	97

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Waterford-Halfmoon Union Free School District Series 2023, GO, BAN, 4.50%, 6/25/2024	2,500	2,505
West Genesee Central School District
Series 2024A, GO, BAN, 4.00%, 7/19/2024	3,383	3,391
Series 2023B, GO, BAN, 4.75%, 7/19/2024	4,862	4,878
West Hempstead Union Free School District, GO, TAN, 4.75%, 5/15/2024	4,900	4,906
Westchester County Industrial Development Agency, Northern Westchester Hospital, Rev., VRDO, LOC : TD Bank NA, 3.30%, 3/7/2024 (a)	605	605
Williamson Central School District Series 2023, GO, BAN, 4.25%, 12/19/2024	1,020	1,027
Windham-Ashland-Jewett Central School District, GO, BAN, 5.00%, 6/21/2024	2,300	2,308
		2,163,645
Total Municipal Bonds (Cost $2,163,645)		2,163,645
	SHARES (000)
Variable Rate Demand Preferred Shares — 6.4%
New York — 6.4%
Nuveen New York AMT - Free Quality Municipal Income Fund
Series 5, LIQ : TD Bank NA, 3.34%, 3/7/2024# (c)	40,000	40,000
Series 1, LIQ : Societe Generale, 3.35%, 3/7/2024# (c)	18,600	18,600
Series 2, LIQ : Royal Bank of Canada, 3.35%, 3/7/2024# (c)	26,800	26,800
Series 3, LIQ : Sumitomo Mitsui Banking Corp., 3.35%, 3/7/2024# (c)	43,200	43,200
Nuveen New York Quality Municipal Income Fund Series 1-PFD, LIQ : TD Bank NA, 3.39%, 3/7/2024# (c)	20,500	20,500
Total Variable Rate Demand Preferred Shares (Cost $149,100)		149,100
INVESTMENTS ††	SHARES (000)	VALUE ($000)
Total Investments — 99.6% (Cost $2,312,745) *		2,312,745
Other Assets Less Liabilities — 0.4%		8,801
NET ASSETS — 100.0%		2,321,546

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
Rev.	Revenue
TAN	Tax Anticipation Note
VRDO	Variable Rate Demand Obligation

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of February 29, 2024.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 29, 2024.

(b)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Money Market Funds	February 29, 2024

STATEMENTS OF ASSETS AND LIABILITIES
AS OF February 29, 2024
(Amounts in thousands, except per share amounts)

	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund	JPMorgan Securities Lending Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$69,932,815	$1,405,123	$2,123,167
Repurchase agreements, at value	15,376,000	—	395,000
Cash	1,124,989	5,737	2
Receivables:
Investment securities sold — delayed delivery securities	—	265	—
Interest from non-affiliates	252,684	7,128	9,324
Total Assets	86,686,488	1,418,253	2,527,493
LIABILITIES:
Payables:
Distributions	241,321	3,345	10,752
Investment securities purchased	125,000	—	—
Accrued liabilities:
Investment advisory fees	5,322	96	76
Administration fees	2,336	42	15
Distribution fees	1	—	—
Service fees	5,137	45	—
Custodian and accounting fees	203	21	30
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)	—
Other	1,451	71	57
Total Liabilities	380,771	3,620	10,930
Net Assets	$86,305,717	$1,414,633	$2,516,563

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	99

STATEMENTS OF ASSETS AND LIABILITIES
AS OF February 29, 2024 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund	JPMorgan Securities Lending Money Market Fund
NET ASSETS:
Paid-in-Capital	$86,297,431	$1,414,615	$2,516,164
Total distributable earnings (loss)	8,286	18	399
Total Net Assets	$86,305,717	$1,414,633	$2,516,563
Net Assets:
Academy	$786,157	$—	$—
Agency	3,279,975	96,104	—
Agency SL	—	—	2,516,563
Capital	42,797,560	207,333	—
Empower	463,298	—	—
IM	13,307,523	763,488	—
Institutional Class	18,483,874	347,708	—
Morgan	4,175,385	—	—
Premier	3,008,674	—	—
Reserve	3,271	—	—
Total	$86,305,717	$1,414,633	$2,516,563
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Academy	785,798	—	—
Agency	3,277,022	96,085	—
Agency SL	—	—	2,515,901
Capital	42,779,022	207,281	—
Empower	463,109	—	—
IM	13,301,382	763,397	—
Institutional Class	18,474,994	347,646	—
Morgan	4,170,943	—	—
Premier	3,006,865	—	—
Reserve	3,268	—	—
Net Asset Value offering and redemption price per share
Academy	$1.0005	$—	$—
Agency	1.0009	1.0002	—
Agency SL	—	—	1.0003
Capital	1.0004	1.0003	—
Empower	1.0004	—	—
IM	1.0005	1.0001	—
Institutional Class	1.0005	1.0002	—
Morgan	1.0011	—	—
Premier	1.0006	—	—
Reserve	1.0008	—	—
Cost of investments in non-affiliates	$69,918,318	$1,405,105	$2,122,650
Cost of repurchase agreements	15,376,000	—	395,000
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Money Market Funds	February 29, 2024

	JPMorgan Liquid Assets Money Market Fund	JPMorgan U.S. Government Money Market Fund	JPMorgan U.S. Treasury Plus Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$51,620,000	$157,724,449	$22,041,964
Repurchase agreements, at value	9,679,000	112,661,429	17,325,000
Cash	675,001	3,875,685	567,633
Receivables:
Investment securities sold	—	—	1,492,004
Fund shares sold	21	5,579	—
Interest from non-affiliates	174,920	599,231	40,832
Total Assets	62,148,942	274,866,373	41,467,433
LIABILITIES:
Payables:
Distributions	98,929	621,710	95,134
Investment securities purchased	38,000	6,694,550	396,712
Fund shares redeemed	—	440	—
Accrued liabilities:
Investment advisory fees	3,079	16,697	2,669
Administration fees	1,169	7,326	1,171
Distribution fees	552	1,273	528
Service fees	8,942	17,426	3,770
Custodian and accounting fees	177	526	35
Trustees’ and Chief Compliance Officer’s fees	— (a)	14	— (a)
Other	2,992	12,814	2,170
Total Liabilities	153,840	7,372,776	502,189
Net Assets	$61,995,102	$267,493,597	$40,965,244

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	101

STATEMENTS OF ASSETS AND LIABILITIES
AS OF February 29, 2024 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Liquid Assets Money Market Fund	JPMorgan U.S. Government Money Market Fund	JPMorgan U.S. Treasury Plus Money Market Fund
NET ASSETS:
Paid-in-Capital	$61,995,140	$267,566,868	$40,968,240
Total distributable earnings (loss)	(38)	(73,271)	(2,996)
Total Net Assets	$61,995,102	$267,493,597	$40,965,244
Net Assets:
Academy	$—	$7,529,994	$2,124,743
Agency	3,878,930	15,084,344	2,614,882
Capital	14,970,998	160,954,781	14,599,378
Empower	—	7,799,631	63,083
IM	—	8,449,005	178,436
Institutional Class	10,258,535	41,207,185	11,726,034
Investor	6,631	2,056,169	15,980
Morgan	7,101,838	7,815,291	3,596,110
Premier	25,760,284	13,503,049	4,814,054
Reserve	17,886	2,846,123	1,232,544
Service	—	248,025	—
Total	$61,995,102	$267,493,597	$40,965,244
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Academy	—	7,532,055	2,124,899
Agency	3,878,921	15,088,478	2,615,074
Capital	14,970,967	160,998,851	14,600,446
Empower	—	7,801,766	63,088
IM	—	8,451,322	178,450
Institutional Class	10,258,513	41,218,472	11,726,892
Investor	6,631	2,056,731	15,981
Morgan	7,101,823	7,817,431	3,596,373
Premier	25,760,227	13,506,749	4,814,406
Reserve	17,887	2,846,900	1,232,634
Service	—	248,093	—
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00
Cost of investments in non-affiliates	$51,620,000	$157,724,449	$22,041,964
Cost of repurchase agreements	9,679,000	112,661,429	17,325,000
SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. Morgan Money Market Funds	February 29, 2024

	JPMorgan Federal Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund	JPMorgan Tax Free Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$7,323,702	$194,252,641	$10,220,172
Cash	114,506	2,794,997	6
Receivables:
Investment securities sold — delayed delivery securities	—	—	1,085
Fund shares sold	88	212	—
Interest from non-affiliates	9,193	103,388	50,214
Total Assets	7,447,489	197,151,238	10,271,477
LIABILITIES:
Payables:
Distributions	16,724	552,768	22,554
Investment securities purchased	197,451	12,919,844	—
Fund shares redeemed	27	—	—
Accrued liabilities:
Investment advisory fees	416	11,625	660
Administration fees	172	5,101	290
Distribution fees	23	665	134
Service fees	810	10,368	1,003
Custodian and accounting fees	24	385	37
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)	—
Other	451	11,003	63
Total Liabilities	216,098	13,511,759	24,741
Net Assets	$7,231,391	$183,639,479	$10,246,736

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	103

STATEMENTS OF ASSETS AND LIABILITIES
AS OF February 29, 2024 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Federal Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund	JPMorgan Tax Free Money Market Fund
NET ASSETS:
Paid-in-Capital	$7,231,391	$183,645,020	$10,246,998
Total distributable earnings (loss)	—	(5,541)	(262)
Total Net Assets	$7,231,391	$183,639,479	$10,246,736
Net Assets:
Academy	$—	$149,126	$—
Agency	734,542	13,673,580	542,528
Capital	—	95,150,995	—
Empower	—	1,083,842	—
IM	—	238,766	—
Institutional Class	4,275,012	50,823,877	7,769,137
Morgan	289,176	4,573,844	68,097
Premier	1,932,661	16,347,175	1,220,261
Reserve	—	1,598,274	646,713
Total	$7,231,391	$183,639,479	$10,246,736
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Academy	—	149,131	—
Agency	734,561	13,673,986	542,512
Capital	—	95,153,819	—
Empower	—	1,083,874	—
IM	—	238,773	—
Institutional Class	4,275,127	50,825,386	7,768,908
Morgan	289,183	4,573,980	68,095
Premier	1,932,713	16,347,660	1,220,225
Reserve	—	1,598,322	646,694
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00
Cost of investments in non-affiliates	$7,323,702	$194,252,641	$10,220,172
SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. Morgan Money Market Funds	February 29, 2024

	JPMorgan Municipal Money Market Fund	JPMorgan California Municipal Money Market Fund	JPMorgan New York Municipal Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$1,627,453	$402,465	$2,312,745
Cash	10	—	206
Receivables:
Investment securities sold	—	2,915	—
Investment securities sold — delayed delivery securities	175	—	2,200
Interest from non-affiliates	11,791	2,227	16,218
Due from Administrator	—	2	—
Total Assets	1,639,429	407,609	2,331,369
LIABILITIES:
Payables:
Due to custodian	—	9	—
Distributions	1,514	713	5,169
Investment securities purchased	—	—	136
Investment securities purchased — delayed delivery securities	—	—	4,005
Accrued liabilities:
Investment advisory fees	106	6	144
Administration fees	47	—	63
Distribution fees	8	3	5
Service fees	174	49	228
Custodian and accounting fees	13	11	10
Trustees’ and Chief Compliance Officer’s fees	—	— (a)	— (a)
Other	228	53	63
Total Liabilities	2,090	844	9,823
Net Assets	$1,637,339	$406,765	$2,321,546

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	105

STATEMENTS OF ASSETS AND LIABILITIES
AS OF February 29, 2024 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Municipal Money Market Fund	JPMorgan California Municipal Money Market Fund	JPMorgan New York Municipal Money Market Fund
NET ASSETS:
Paid-in-Capital	$1,637,350	$406,783	$2,321,570
Total distributable earnings (loss)	(11)	(18)	(24)
Total Net Assets	$1,637,339	$406,765	$2,321,546
Net Assets:
Agency	$165,365	$29,734	$273,757
Institutional Class	1,053,991	225,576	1,580,890
Morgan	66,784	8,575	53,674
Premier	345,287	138,655	410,398
Reserve	—	—	1,862
Service	5,912	4,225	965
Total	$1,637,339	$406,765	$2,321,546
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Agency	165,351	29,727	273,755
Institutional Class	1,053,900	225,524	1,580,877
Morgan	66,778	8,573	53,674
Premier	345,257	138,623	410,395
Reserve	—	—	1,862
Service	5,912	4,224	965
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00
Cost of investments in non-affiliates	$1,627,453	$402,465	$2,312,745
SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. Morgan Money Market Funds	February 29, 2024

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED February 29, 2024
(Amounts in thousands)

	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund	JPMorgan Securities Lending Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$4,108,133	$48,569	$144,130
Interest income from affiliates	57,832	24	16
Total investment income	4,165,965	48,593	144,146
EXPENSES:
Investment advisory fees	61,293	1,166	2,123
Administration fees	29,682	568	1,028
Distribution fees (See Note 4)	8	—	—
Service fees (See Note 4)	60,181	726	—
Custodian and accounting fees	1,670	142	210
Interest expense to affiliates	—	4	1
Professional fees	406	59	53
Trustees’ and Chief Compliance Officer’s fees	292	29	31
Printing and mailing costs	12	31	19
Registration and filing fees	614	96	53
Transfer agency fees (See Note 2.F.)	1,801	123	61
Other	566	18	21
Total expenses	156,525	2,962	3,600
Less fees waived	(3,750)	(333)	(2,005)
Less expense reimbursements	(29)	(2)	(2)
Net expenses	152,746	2,627	1,593
Net investment income (loss)	4,013,219	45,966	142,553
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	(7)	11	14
Change in net unrealized appreciation/depreciation on investments in non-affiliates	3,326	187	(171)
Net realized/unrealized gains (losses)	3,319	198	(157)
Change in net assets resulting from operations	$4,016,538	$46,164	$142,396
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	107

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED February 29, 2024 (continued)
(Amounts in thousands)

	JPMorgan Liquid Assets Money Market Fund	JPMorgan U.S. Government Money Market Fund	JPMorgan U.S. Treasury Plus Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$2,698,372	$13,171,902	$1,937,939
Interest income from affiliates	35,244	268,357	39,110
Income from interfund lending (net)	284	—	—
Total investment income	2,733,900	13,440,259	1,977,049
EXPENSES:
Investment advisory fees	40,201	204,800	30,135
Administration fees	19,319	99,127	14,543
Distribution fees (See Note 4)	4,723	14,800	5,563
Service fees (See Note 4)	97,362	214,450	47,969
Custodian and accounting fees	1,202	2,794	582
Professional fees	280	1,116	218
Trustees’ and Chief Compliance Officer’s fees	188	900	152
Printing and mailing costs	624	995	5
Registration and filing fees	7,868	12,055	2,431
Transfer agency fees (See Note 2.F.)	925	3,728	640
Other	185	957	274
Total expenses	172,877	555,722	102,512
Less fees waived	(6,384)	(12,367)	(3,142)
Less expense reimbursements	(7)	(31)	(6)
Net expenses	166,486	543,324	99,364
Net investment income (loss)	2,567,414	12,896,935	1,877,685
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	(3)	(12,854)	569
Change in net assets resulting from operations	$2,567,411	$12,884,081	$1,878,254
SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. Morgan Money Market Funds	February 29, 2024

	JPMorgan Federal Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund	JPMorgan Tax Free Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$354,443	$7,549,661	$361,100
Interest income from affiliates	5,971	170,164	34
Total investment income	360,414	7,719,825	361,134
EXPENSES:
Investment advisory fees	5,502	118,170	8,533
Administration fees	2,659	56,803	4,146
Distribution fees (See Note 4)	228	7,256	1,794
Service fees (See Note 4)	11,301	149,211	14,674
Custodian and accounting fees	154	2,238	319
Interest expense to affiliates	—	—	39
Professional fees	76	634	115
Trustees’ and Chief Compliance Officer’s fees	47	501	63
Printing and mailing costs	48	154	65
Registration and filing fees	639	10,730	222
Transfer agency fees (See Note 2.F.)	141	2,214	175
Other	79	563	57
Total expenses	20,874	348,474	30,202
Less fees waived	(1,286)	(13,961)	(1,618)
Less expense reimbursements	(2)	(17)	(3)
Net expenses	19,586	334,496	28,581
Net investment income (loss)	340,828	7,385,329	332,553
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	174	3,922	116
Change in net assets resulting from operations	$341,002	$7,389,251	$332,669
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	109

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED February 29, 2024 (continued)
(Amounts in thousands)

	JPMorgan Municipal Money Market Fund	JPMorgan California Municipal Money Market Fund	JPMorgan New York Municipal Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$54,323	$15,167	$72,611
Interest income from affiliates	5	1	9
Total investment income	54,328	15,168	72,620
EXPENSES:
Investment advisory fees	1,269	402	1,732
Administration fees	612	198	840
Distribution fees (See Note 4)	95	40	63
Service fees (See Note 4)	2,379	906	3,392
Custodian and accounting fees	88	71	107
Interest expense to affiliates	3	1	5
Professional fees	58	58	64
Trustees’ and Chief Compliance Officer’s fees	31	27	32
Printing and mailing costs	120	7	40
Registration and filing fees	18	91	122
Transfer agency fees (See Note 2.F.)	34	12	58
Other	15	16	22
Total expenses	4,722	1,829	6,477
Less fees waived	(393)	(256)	(485)
Less expense reimbursements	(1)	(1)	(2)
Net expenses	4,328	1,572	5,990
Net investment income (loss)	50,000	13,596	66,630
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	10	18	15
Change in net assets resulting from operations	$50,010	$13,614	$66,645
SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. Morgan Money Market Funds	February 29, 2024

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 29, 2024	Year Ended February 28, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$4,013,219	$1,469,471	$45,966	$23,905
Net realized gain (loss)	(7)	(2,088)	11	72
Change in net unrealized appreciation/depreciation	3,326	20,926	187	43
Change in net assets resulting from operations	4,016,538	1,488,309	46,164	24,020
DISTRIBUTIONS TO SHAREHOLDERS:
Academy	(41,017)	(16,740)	—	—
Agency	(157,017)	(48,443)	(3,375)	(1,052)
Capital	(2,050,389)	(850,012)	(10,043)	(4,592)
Class C (a)	—	(6)	—	—
Empower	(20,815)	(8,487)	—	—
IM	(600,853)	(197,073)	(19,915)	(11,616)
Institutional Class	(846,707)	(286,085)	(12,644)	(6,745)
Morgan	(157,477)	(28,514)	—	—
Premier	(138,092)	(34,053)	—	—
Reserve (a)	(155)	(58)	—	—
Total distributions to shareholders	(4,012,522)	(1,469,471)	(45,977)	(24,005)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	16,429,263	252,044	(93,177)	229,695
NET ASSETS:
Change in net assets	16,433,279	270,882	(92,990)	229,710
Beginning of period	69,872,438	69,601,556	1,507,623	1,277,913
End of period	$86,305,717	$69,872,438	$1,414,633	$1,507,623

(a)
On January 31, 2023, Class C Shares for JPMorgan Prime Money Market Fund were merged into Reserve Shares. Additionally, as of February 1, 2023, the Class C Shares are no longer offered.
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	111

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Securities Lending Money Market Fund		JPMorgan Liquid Assets Money Market Fund
	Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 29, 2024	Year Ended February 28, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$142,553	$41,370	$2,567,414	$461,186
Net realized gain (loss)	14	(129)	(3)	70
Change in net unrealized appreciation/depreciation	(171)	1,568	—	—
Change in net assets resulting from operations	142,396	42,809	2,567,411	461,256
DISTRIBUTIONS TO SHAREHOLDERS:
Agency	—	—	(186,610)	(42,431)
Agency SL	(142,554)	(41,372)	—	—
Capital	—	—	(654,790)	(123,194)
Class C (a)	—	—	—	(381)
Institutional Class	—	—	(499,397)	(131,253)
Investor	—	—	(586)	(58)
Morgan	—	—	(227,995)	(21,452)
Premier	—	—	(996,799)	(142,247)
Reserve (a)	—	—	(1,051)	(173)
Total distributions to shareholders	(142,554)	(41,372)	(2,567,228)	(461,189)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	444,998	148,292	26,516,138	29,207,241
NET ASSETS:
Change in net assets	444,840	149,729	26,516,321	29,207,308
Beginning of period	2,071,723	1,921,994	35,478,781	6,271,473
End of period	$2,516,563	$2,071,723	$61,995,102	$35,478,781

(a)
On January 31, 2023, Class C Shares for JPMorgan Liquid Assets Money Market Fund were merged into Reserve Shares. Additionally, as of February 1, 2023, the Class C Shares are no longer offered.
SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. Morgan Money Market Funds	February 29, 2024

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 29, 2024	Year Ended February 28, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$12,896,935	$4,678,181	$1,877,685	$484,081
Net realized gain (loss)	(12,854)	(56,799)	569	(3,269)
Change in net assets resulting from operations	12,884,081	4,621,382	1,878,254	480,812
DISTRIBUTIONS TO SHAREHOLDERS:
Academy	(463,755)	(153,967)	(33,001)	(3,465)
Agency	(658,567)	(206,805)	(108,106)	(23,485)
Capital	(7,925,971)	(3,001,431)	(816,187)	(237,685)
Class C (a)	—	—	—	(4,471)
E*Trade (b)	(4,451)	(4,606)	—	—
Empower	(499,817)	(127,065)	(14,087)	(5,266)
IM	(467,102)	(213,575)	(4,355)	(1)
Institutional Class	(1,826,038)	(666,967)	(510,937)	(148,361)
Investor	(102,057)	(49,849)	(764)	(313)
Morgan	(301,935)	(50,549)	(133,250)	(14,207)
Premier	(523,025)	(132,661)	(206,068)	(44,801)
Reserve (a)	(111,156)	(65,490)	(50,409)	(2,026)
Service	(11,702)	(5,216)	—	—
Total distributions to shareholders	(12,895,576)	(4,678,181)	(1,877,164)	(484,081)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	71,872,794	(49,057,205)	13,256,216	4,830,578
NET ASSETS:
Change in net assets	71,861,299	(49,114,004)	13,257,306	4,827,309
Beginning of period	195,632,298	244,746,302	27,707,938	22,880,629
End of period	$267,493,597	$195,632,298	$40,965,244	$27,707,938

(a)
On January 31, 2023, Class C Shares for JPMorgan U.S. Treasury Plus Money Market Fund were merged into Reserve Shares. Additionally, as of February 1, 2023, the Class C Shares are no longer offered.
(b)
Liquidated on September 29, 2023 for JPMorgan U.S. Government Money Market Fund.
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	113

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 29, 2024	Year Ended February 28, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$340,828	$50,503	$7,385,329	$1,726,741
Net realized gain (loss)	174	4	3,922	(9,194)
Change in net assets resulting from operations	341,002	50,507	7,389,251	1,717,547
DISTRIBUTIONS TO SHAREHOLDERS:
Academy	—	—	(6,990)	(3,344)
Agency	(36,955)	(4,877)	(514,665)	(84,238)
Capital	—	—	(3,899,672)	(996,077)
Empower	—	—	(29,649)	(2,540)
IM	—	—	(6,181)	(717)
Institutional Class	(209,212)	(34,779)	(2,130,022)	(512,494)
Morgan	(10,652)	(1,715)	(175,903)	(33,291)
Premier	(83,907)	(9,139)	(558,967)	(64,230)
Reserve	—	—	(62,686)	(30,054)
Total distributions to shareholders	(340,726)	(50,510)	(7,384,735)	(1,726,985)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	2,604,495	2,907,851	91,644,574	192,410
NET ASSETS:
Change in net assets	2,604,771	2,907,848	91,649,090	182,972
Beginning of period	4,626,620	1,718,772	91,990,389	91,807,417
End of period	$7,231,391	$4,626,620	$183,639,479	$91,990,389
SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. Morgan Money Market Funds	February 29, 2024

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 29, 2024	Year Ended February 28, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$332,553	$147,394	$50,000	$15,596
Net realized gain (loss)	116	92	10	—
Change in net assets resulting from operations	332,669	147,486	50,010	15,596
DISTRIBUTIONS TO SHAREHOLDERS:
Agency	(18,486)	(8,477)	(4,582)	(1,484)
Institutional Class	(261,501)	(119,114)	(35,152)	(12,239)
Morgan	(1,661)	(345)	(1,500)	(386)
Premier	(32,306)	(9,053)	(8,610)	(1,392)
Reserve	(18,758)	(10,489)	—	—
Service	—	—	(166)	(98)
Total distributions to shareholders	(332,712)	(147,478)	(50,010)	(15,599)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(202,649)	2,869,568	444,936	192,960
NET ASSETS:
Change in net assets	(202,692)	2,869,576	444,936	192,957
Beginning of period	10,449,428	7,579,852	1,192,403	999,446
End of period	$10,246,736	$10,449,428	$1,637,339	$1,192,403
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	115

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 29, 2024	Year Ended February 28, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$13,596	$7,482	$66,630	$26,734
Net realized gain (loss)	18	14	15	2
Change in net assets resulting from operations	13,614	7,496	66,645	26,736
DISTRIBUTIONS TO SHAREHOLDERS:
Agency	(1,465)	(1,183)	(9,006)	(3,001)
Institutional Class	(7,398)	(4,051)	(42,359)	(19,252)
Morgan	(202)	(75)	(1,486)	(506)
Premier	(4,447)	(2,124)	(13,737)	(3,945)
Reserve	—	—	(27)	(19)
Service	(103)	(50)	(27)	(16)
Total distributions to shareholders	(13,615)	(7,483)	(66,642)	(26,739)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(52,287)	229,765	(273,832)	1,968,005
NET ASSETS:
Change in net assets	(52,288)	229,778	(273,829)	1,968,002
Beginning of period	459,053	229,275	2,595,375	627,373
End of period	$406,765	$459,053	$2,321,546	$2,595,375
SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. Morgan Money Market Funds	February 29, 2024

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 29, 2024	Year Ended February 28, 2023
CAPITAL TRANSACTIONS:
Academy
Proceeds from shares issued	$2,386,394	$3,644,765	$—	$—
Distributions reinvested	34,436	13,056	—	—
Cost of shares redeemed	(2,252,674)	(3,958,184)	—	—
Change in net assets resulting from Academy capital transactions	168,156	(300,363)	—	—
Agency
Proceeds from shares issued	295,884,603	228,418,159	253,083	271,270
Distributions reinvested	22,774	5,893	65	—
Cost of shares redeemed	(295,395,926)	(227,063,342)	(265,767)	(179,626)
Change in net assets resulting from Agency capital transactions	511,451	1,360,710	(12,619)	91,644
Capital
Proceeds from shares issued	216,641,273	178,586,258	2,269,777	1,046,093
Distributions reinvested	1,051,982	461,084	2,789	985
Cost of shares redeemed	(216,515,493)	(177,939,917)	(2,464,868)	(830,070)
Change in net assets resulting from Capital capital transactions	1,177,762	1,107,425	(192,302)	217,008
Class C (a)
Proceeds from shares issued	—	185	—	—
Distributions reinvested	—	5	—	—
Cost of shares redeemed	—	(587)	—	—
Merger to Reserve Shares	—	(143)	—	—
Change in net assets resulting from Class C capital transactions	—	(540)	—	—
Empower
Proceeds from shares issued	807,377	273,923	—	—
Distributions reinvested	20,671	7,675	—	—
Cost of shares redeemed	(719,844)	(491,521)	—	—
Change in net assets resulting from Empower capital transactions	108,204	(209,923)	—	—
IM
Proceeds from shares issued	72,873,752	62,949,114	6,843,471	8,470,093
Distributions reinvested	11,856	5,241	—	—
Cost of shares redeemed	(65,633,480)	(66,427,768)	(6,681,836)	(8,591,558)
Change in net assets resulting from IM capital transactions	7,252,128	(3,473,413)	161,635	(121,465)

(a)
On January 31, 2023, Class C Shares for JPMorgan Prime Money Market Fund were merged into Reserve Shares. Additionally, as of February 1, 2023, the Class C Shares are no longer offered.
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	117

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 29, 2024	Year Ended February 28, 2023
CAPITAL TRANSACTIONS: (continued)
Institutional Class
Proceeds from shares issued	$87,539,072	$82,497,160	$2,536,206	$4,821,089
Distributions reinvested	223,831	66,696	1,583	592
Cost of shares redeemed	(83,585,960)	(83,053,723)	(2,587,680)	(4,779,173)
Change in net assets resulting from Institutional Class capital transactions	4,176,943	(489,867)	(49,891)	42,508
Morgan
Proceeds from shares issued	698,099,448	231,690,376	—	—
Distributions reinvested	13,919	3,310	—	—
Cost of shares redeemed	(695,799,310)	(230,715,280)	—	—
Change in net assets resulting from Morgan capital transactions	2,314,057	978,406	—	—
Premier
Proceeds from shares issued	50,919,662	50,171,247	—	—
Distributions reinvested	13,133	2,167	—	—
Cost of shares redeemed	(50,212,209)	(48,894,247)	—	—
Change in net assets resulting from Premier capital transactions	720,586	1,279,167	—	—
Reserve (a)
Proceeds from shares issued	133	652	—	—
Distributions reinvested	56	19	—	—
Cost of shares redeemed	(213)	(372)	—	—
Merger from Class C Shares	—	143	—	—
Change in net assets resulting from Reserve capital transactions	(24)	442	—	—
Total change in net assets resulting from capital transactions	$16,429,263	$252,044	$(93,177)	$229,695
SHARE TRANSACTIONS:
Academy
Issued	2,385,668	3,643,563	—	—
Reinvested	34,423	13,051	—	—
Redeemed	(2,252,187)	(3,956,825)	—	—
Change in Academy Shares	167,904	(300,211)	—	—
Agency
Issued	295,647,792	228,273,306	253,041	271,168
Reinvested	22,756	5,889	65	—
Redeemed	(295,158,035)	(226,917,915)	(265,715)	(179,552)
Change in Agency Shares	512,513	1,361,280	(12,609)	91,616

(a)
On January 31, 2023, Class C Shares for JPMorgan Prime Money Market Fund were merged into Reserve Shares. Additionally, as of February 1, 2023, the Class C Shares are no longer offered.
SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. Morgan Money Market Funds	February 29, 2024

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 29, 2024	Year Ended February 28, 2023
SHARE TRANSACTIONS: (continued)
Capital
Issued	216,577,611	178,544,082	2,269,186	1,045,725
Reinvested	1,051,594	460,909	2,789	985
Redeemed	(216,451,227)	(177,899,358)	(2,464,156)	(829,688)
Change in Capital Shares	1,177,978	1,105,633	(192,181)	217,022
Class C (a)
Issued	—	186	—	—
Reinvested	—	5	—	—
Redeemed	—	(587)	—	—
Merger to Reserve Shares	—	(143)	—	—
Change in Class C Shares	—	(539)	—	—
Empower
Issued	807,144	273,940	—	—
Reinvested	20,665	7,671	—	—
Redeemed	(719,664)	(491,467)	—	—
Change in Empower Shares	108,145	(209,856)	—	—
IM
Issued	72,848,487	62,931,818	6,842,700	8,467,097
Reinvested	11,852	5,238	—	—
Redeemed	(65,609,997)	(66,408,089)	(6,680,990)	(8,588,529)
Change in IM Shares	7,250,342	(3,471,033)	161,710	(121,432)
Institutional Class
Issued	87,507,917	82,473,939	2,535,806	4,819,358
Reinvested	223,738	66,671	1,583	592
Redeemed	(83,556,836)	(83,030,901)	(2,587,229)	(4,777,377)
Change in Institutional Class Shares	4,174,819	(490,291)	(49,840)	42,573
Morgan
Issued	697,437,581	231,504,539	—	—
Reinvested	13,906	3,307	—	—
Redeemed	(695,136,237)	(230,528,750)	—	—
Change in Morgan Shares	2,315,250	979,096	—	—
Premier
Issued	50,894,619	50,150,616	—	—
Reinvested	13,126	2,166	—	—
Redeemed	(50,187,209)	(48,873,990)	—	—
Change in Premier Shares	720,536	1,278,792	—	—

(a)
On January 31, 2023, Class C Shares for JPMorgan Prime Money Market Fund were merged into Reserve Shares. Additionally, as of February 1, 2023, the Class C Shares are no longer offered.
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	119

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 29, 2024	Year Ended February 28, 2023
SHARE TRANSACTIONS: (continued)
Reserve (a)
Issued	134	652	—	—
Reinvested	55	19	—	—
Redeemed	(213)	(372)	—	—
Merger from Class C Shares	—	143	—	—
Change in Reserve Shares	(24)	442	—	—

(a)
On January 31, 2023, Class C Shares for JPMorgan Prime Money Market Fund were merged into Reserve Shares. Additionally, as of February 1, 2023, the Class C Shares are no longer offered.
SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. Morgan Money Market Funds	February 29, 2024

	JPMorgan Securities Lending Money Market Fund		JPMorgan Liquid Assets Money Market Fund
	Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 29, 2024	Year Ended February 28, 2023
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$—	$—	$7,992,894	$5,069,403
Distributions reinvested	—	—	28,283	5,448
Cost of shares redeemed	—	—	(7,187,518)	(2,720,609)
Change in net assets resulting from Agency capital transactions	—	—	833,659	2,354,242
Agency SL
Proceeds from shares issued	28,422,067	16,211,894	—	—
Cost of shares redeemed	(27,977,069)	(16,063,602)	—	—
Change in net assets resulting from Agency SL capital transactions	444,998	148,292	—	—
Capital
Proceeds from shares issued	—	—	23,629,340	13,943,986
Distributions reinvested	—	—	388,734	54,875
Cost of shares redeemed	—	—	(18,681,103)	(6,169,090)
Change in net assets resulting from Capital capital transactions	—	—	5,336,971	7,829,771
Class C (a)
Proceeds from shares issued	—	—	—	26,345
Distributions reinvested	—	—	—	297
Cost of shares redeemed	—	—	—	(23,034)
Merger to Reserve Shares	—	—	—	(25,172)
Change in net assets resulting from Class C capital transactions	—	—	—	(21,564)
Institutional Class
Proceeds from shares issued	—	—	18,791,784	13,363,433
Distributions reinvested	—	—	51,669	10,405
Cost of shares redeemed	—	—	(16,862,930)	(6,858,978)
Change in net assets resulting from Institutional Class capital transactions	—	—	1,980,523	6,514,860
Investor
Proceeds from shares issued	—	—	26,776	2,071
Distributions reinvested	—	—	586	58
Cost of shares redeemed	—	—	(23,744)	(920)
Change in net assets resulting from Investor capital transactions	—	—	3,618	1,209

(a)
On January 31, 2023, Class C Shares for JPMorgan Liquid Assets Money Market Fund were merged into Reserve Shares. Additionally, as of February 1, 2023, the Class C Shares are no longer offered.
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	121

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Securities Lending Money Market Fund		JPMorgan Liquid Assets Money Market Fund
	Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 29, 2024	Year Ended February 28, 2023
CAPITAL TRANSACTIONS: (continued)
Morgan
Proceeds from shares issued	$—	$—	$9,444,344	$2,403,544
Distributions reinvested	—	—	227,024	20,834
Cost of shares redeemed	—	—	(4,747,128)	(699,885)
Change in net assets resulting from Morgan capital transactions	—	—	4,924,240	1,724,493
Premier
Proceeds from shares issued	—	—	37,882,075	17,176,796
Distributions reinvested	—	—	713,592	78,642
Cost of shares redeemed	—	—	(25,147,727)	(6,475,677)
Change in net assets resulting from Premier capital transactions	—	—	13,447,940	10,779,761
Reserve (a)
Proceeds from shares issued	—	—	2,480	1,378
Distributions reinvested	—	—	1,038	172
Cost of shares redeemed	—	—	(14,331)	(2,253)
Merger from Class C Shares	—	—	—	25,172
Change in net assets resulting from Reserve capital transactions	—	—	(10,813)	24,469
Total change in net assets resulting from capital transactions	$444,998	$148,292	$26,516,138	$29,207,241
SHARE TRANSACTIONS:
Agency
Issued	—	—	7,992,890	5,069,402
Reinvested	—	—	28,283	5,448
Redeemed	—	—	(7,187,514)	(2,720,609)
Change in Agency Shares	—	—	833,659	2,354,241
Agency SL
Issued	28,415,276	16,215,187	—	—
Redeemed	(27,970,198)	(16,067,147)	—	—
Change in Agency SL Shares	445,078	148,040	—	—
Capital
Issued	—	—	23,629,333	13,943,986
Reinvested	—	—	388,734	54,875
Redeemed	—	—	(18,681,096)	(6,169,073)
Change in Capital Shares	—	—	5,336,971	7,829,788

(a)
On January 31, 2023, Class C Shares for JPMorgan Liquid Assets Money Market Fund were merged into Reserve Shares. Additionally, as of February 1, 2023, the Class C Shares are no longer offered.
SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. Morgan Money Market Funds	February 29, 2024

	JPMorgan Securities Lending Money Market Fund		JPMorgan Liquid Assets Money Market Fund
	Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 29, 2024	Year Ended February 28, 2023
SHARE TRANSACTIONS: (continued)
Class C (a)
Issued	—	—	—	26,344
Reinvested	—	—	—	297
Redeemed	—	—	—	(23,034)
Merger to Reserve Shares	—	—	—	(25,173)
Change in Class C Shares	—	—	—	(21,566)
Institutional Class
Issued	—	—	18,791,777	13,363,426
Reinvested	—	—	51,669	10,405
Redeemed	—	—	(16,862,922)	(6,858,978)
Change in Institutional Class Shares	—	—	1,980,524	6,514,853
Investor
Issued	—	—	26,776	2,071
Reinvested	—	—	586	58
Redeemed	—	—	(23,744)	(920)
Change in Investor Shares	—	—	3,618	1,209
Morgan
Issued	—	—	9,444,341	2,403,537
Reinvested	—	—	227,024	20,834
Redeemed	—	—	(4,747,126)	(699,885)
Change in Morgan Shares	—	—	4,924,239	1,724,486
Premier
Issued	—	—	37,882,069	17,176,794
Reinvested	—	—	713,592	78,642
Redeemed	—	—	(25,147,719)	(6,475,676)
Change in Premier Shares	—	—	13,447,942	10,779,760
Reserve (a)
Issued	—	—	2,480	1,377
Reinvested	—	—	1,038	172
Redeemed	—	—	(14,331)	(2,253)
Merger from Class C Shares	—	—	—	25,173
Change in Reserve Shares	—	—	(10,813)	24,469

(a)
On January 31, 2023, Class C Shares for JPMorgan Liquid Assets Money Market Fund were merged into Reserve Shares. Additionally, as of February 1, 2023, the Class C Shares are no longer offered.
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	123

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 29, 2024	Year Ended February 28, 2023
CAPITAL TRANSACTIONS:
Academy
Proceeds from shares issued	$53,182,585	$95,150,543	$4,301,007	$311,239
Distributions reinvested	215,598	108,642	32,980	3,424
Cost of shares redeemed	(50,135,319)	(101,724,029)	(2,362,775)	(161,251)
Change in net assets resulting from Academy capital transactions	3,262,864	(6,464,844)	1,971,212	153,412
Agency
Proceeds from shares issued	1,661,966,769	1,677,492,219	176,699,617	102,091,551
Distributions reinvested	125,107	15,553	17,483	2,319
Cost of shares redeemed	(1,657,105,730)	(1,675,892,058)	(175,847,545)	(101,263,308)
Change in net assets resulting from Agency capital transactions	4,986,146	1,615,714	869,555	830,562
Capital
Proceeds from shares issued	1,584,656,969	1,876,389,058	158,317,393	139,063,231
Distributions reinvested	3,619,986	1,415,580	329,533	82,147
Cost of shares redeemed	(1,547,126,266)	(1,924,443,092)	(156,214,766)	(137,761,889)
Change in net assets resulting from Capital capital transactions	41,150,689	(46,638,454)	2,432,160	1,383,489
Class C (a)
Proceeds from shares issued	—	—	—	574,894
Distributions reinvested	—	—	—	3,437
Cost of shares redeemed	—	—	—	(706,703)
Merger to Reserve Shares	—	—	—	(332,678)
Change in net assets resulting from Class C capital transactions	—	—	—	(461,050)
E*Trade (b)
Proceeds from shares issued	56,905	193,092	—	—
Distributions reinvested	4,451	4,605	—	—
Cost of shares redeemed	(346,123)	(300,518)	—	—
Change in net assets resulting from E*Trade capital transactions	(284,767)	(102,821)	—	—
Empower
Proceeds from shares issued	35,751,425	12,713,279	159,483	1,200,414
Distributions reinvested	235,331	79,191	7,874	2,716
Cost of shares redeemed	(33,580,802)	(11,558,268)	(1,311,109)	(108,294)
Change in net assets resulting from Empower capital transactions	2,405,954	1,234,202	(1,143,752)	1,094,836

(a)
On January 31, 2023, Class C Shares for JPMorgan U.S. Treasury Plus Money Market Fund were merged into Reserve Shares. Additionally, as of February 1, 2023, the Class C Shares are no longer offered.
(b)
Liquidated on September 29, 2023 for JPMorgan U.S. Government Money Market Fund.
SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. Morgan Money Market Funds	February 29, 2024

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 29, 2024	Year Ended February 28, 2023
CAPITAL TRANSACTIONS: (continued)
IM
Proceeds from shares issued	$70,097,315	$71,463,577	$1,173,416	$110
Distributions reinvested	25,622	23,677	1,543	1
Cost of shares redeemed	(71,130,784)	(72,074,039)	(996,669)	—
Change in net assets resulting from IM capital transactions	(1,007,847)	(586,785)	178,290	111
Institutional Class
Proceeds from shares issued	357,149,246	356,479,846	59,665,877	55,007,660
Distributions reinvested	691,115	180,439	187,074	59,114
Cost of shares redeemed	(346,296,173)	(354,444,196)	(56,350,012)	(54,805,997)
Change in net assets resulting from Institutional Class capital transactions	11,544,188	2,216,089	3,502,939	260,777
Investor
Proceeds from shares issued	3,023,025	2,741,105	76,309	89,228
Distributions reinvested	102,056	49,849	13	—
Cost of shares redeemed	(3,475,491)	(2,242,091)	(76,317)	(89,915)
Change in net assets resulting from Investor capital transactions	(350,410)	548,863	5	(687)
Morgan
Proceeds from shares issued	1,022,471,820	329,986,817	579,733,212	123,203,416
Distributions reinvested	97,810	18,287	17,625	1,999
Cost of shares redeemed	(1,018,781,449)	(327,933,726)	(577,265,567)	(122,445,317)
Change in net assets resulting from Morgan capital transactions	3,788,181	2,071,378	2,485,270	760,098
Premier
Proceeds from shares issued	253,499,288	201,112,688	44,055,414	55,492,592
Distributions reinvested	152,804	17,686	118,435	18,396
Cost of shares redeemed	(246,692,623)	(199,915,259)	(42,019,916)	(54,883,517)
Change in net assets resulting from Premier capital transactions	6,959,469	1,215,115	2,153,933	627,471
Reserve (a)
Proceeds from shares issued	10,589,527	33,714,846	4,275,534	3,827,257
Distributions reinvested	111,156	65,486	50,409	2,026
Cost of shares redeemed	(11,205,388)	(37,837,664)	(3,519,339)	(3,980,402)
Merger from Class C Shares	—	—	—	332,678
Change in net assets resulting from Reserve capital transactions	(504,705)	(4,057,332)	806,604	181,559

(a)
On January 31, 2023, Class C Shares for JPMorgan U.S. Treasury Plus Money Market Fund were merged into Reserve Shares. Additionally, as of February 1, 2023, the Class C Shares are no longer offered.
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	125

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 29, 2024	Year Ended February 28, 2023
CAPITAL TRANSACTIONS: (continued)
Service
Proceeds from shares issued	$31,883	$66,974	$—	$—
Distributions reinvested	11,702	5,216	—	—
Cost of shares redeemed	(120,553)	(180,520)	—	—
Change in net assets resulting from Service capital transactions	(76,968)	(108,330)	—	—
Total change in net assets resulting from capital transactions	$71,872,794	$(49,057,205)	$13,256,216	$4,830,578
SHARE TRANSACTIONS:
Academy
Issued	53,173,837	95,149,665	4,300,801	311,200
Reinvested	215,598	108,642	32,980	3,424
Redeemed	(50,126,098)	(101,723,955)	(2,362,406)	(161,200)
Change in Academy Shares	3,263,337	(6,465,648)	1,971,375	153,424
Agency
Issued	1,661,959,717	1,677,492,216	176,698,914	102,091,118
Reinvested	125,107	15,553	17,483	2,319
Redeemed	(1,657,098,046)	(1,675,891,597)	(175,846,802)	(101,262,827)
Change in Agency Shares	4,986,778	1,616,172	869,595	830,610
Capital
Issued	1,584,628,294	1,876,385,241	158,315,189	139,061,772
Reinvested	3,619,986	1,415,580	329,533	82,147
Redeemed	(1,547,099,381)	(1,924,442,472)	(156,212,915)	(137,760,561)
Change in Capital Shares	41,148,899	(46,641,651)	2,431,807	1,383,358
Class C (a)
Issued	—	—	—	574,740
Reinvested	—	—	—	3,437
Redeemed	—	—	—	(706,568)
Merger to Reserve Shares	—	—	—	(332,734)
Change in Class C Shares	—	—	—	(461,125)
E*Trade (b)
Issued	56,777	193,090	—	—
Reinvested	4,451	4,605	—	—
Redeemed	(346,107)	(300,510)	—	—
Change in E*Trade Shares	(284,879)	(102,815)	—	—

(a)
On January 31, 2023, Class C Shares for JPMorgan U.S. Treasury Plus Money Market Fund were merged into Reserve Shares. Additionally, as of February 1, 2023, the Class C Shares are no longer offered.
(b)
Liquidated on September 29, 2023 for JPMorgan U.S. Government Money Market Fund.
SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. Morgan Money Market Funds	February 29, 2024

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 29, 2024	Year Ended February 28, 2023
SHARE TRANSACTIONS: (continued)
Empower
Issued	35,745,737	12,713,279	159,272	1,200,371
Reinvested	235,331	79,191	7,874	2,716
Redeemed	(33,575,118)	(11,557,452)	(1,311,080)	(108,093)
Change in Empower Shares	2,405,950	1,235,018	(1,143,934)	1,094,994
IM
Issued	70,089,684	71,463,229	1,173,360	110
Reinvested	25,622	23,677	1,543	2
Redeemed	(71,124,321)	(72,073,384)	(996,595)	—
Change in IM Shares	(1,009,015)	(586,478)	178,308	112
Institutional Class
Issued	357,132,341	356,479,846	59,664,393	55,006,459
Reinvested	691,115	180,439	187,074	59,114
Redeemed	(346,279,006)	(354,442,594)	(56,348,563)	(54,805,000)
Change in Institutional Class Shares	11,544,450	2,217,691	3,502,904	260,573
Investor
Issued	3,021,825	2,741,080	76,300	89,215
Reinvested	102,056	49,849	13	—
Redeemed	(3,474,643)	(2,241,947)	(76,310)	(89,903)
Change in Investor Shares	(350,762)	548,982	3	(688)
Morgan
Issued	1,022,469,432	329,986,817	579,732,855	123,203,049
Reinvested	97,810	18,287	17,625	1,999
Redeemed	(1,018,778,095)	(327,933,280)	(577,264,992)	(122,444,885)
Change in Morgan Shares	3,789,147	2,071,824	2,485,488	760,163
Premier
Issued	253,489,834	201,111,925	44,054,893	55,491,861
Reinvested	152,804	17,686	118,435	18,396
Redeemed	(246,681,610)	(199,914,160)	(42,019,323)	(54,882,713)
Change in Premier Shares	6,961,028	1,215,451	2,154,005	627,544
Reserve (a)
Issued	10,586,434	33,714,687	4,275,272	3,826,808
Reinvested	111,156	65,486	50,409	2,026
Redeemed	(11,202,705)	(37,837,601)	(3,519,016)	(3,979,957)
Merger from Class C Shares	—	—	—	332,734
Change in Reserve Shares	(505,115)	(4,057,428)	806,665	181,611

(a)
On January 31, 2023, Class C Shares for JPMorgan U.S. Treasury Plus Money Market Fund were merged into Reserve Shares. Additionally, as of February 1, 2023, the Class C Shares are no longer offered.
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	127

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 29, 2024	Year Ended February 28, 2023
SHARE TRANSACTIONS: (continued)
Service
Issued	31,773	66,971	—	—
Reinvested	11,702	5,216	—	—
Redeemed	(120,499)	(180,514)	—	—
Change in Service Shares	(77,024)	(108,327)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. Morgan Money Market Funds	February 29, 2024

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 29, 2024	Year Ended February 28, 2023
CAPITAL TRANSACTIONS:
Academy
Proceeds from shares issued	$—	$—	$1,897,566	$1,035,587
Distributions reinvested	—	—	1,131	43
Cost of shares redeemed	—	—	(1,849,845)	(1,066,359)
Change in net assets resulting from Academy capital transactions	—	—	48,852	(30,729)
Agency
Proceeds from shares issued	1,871,805	485,422	543,072,314	511,735,689
Distributions reinvested	3,904	679	76,111	9,274
Cost of shares redeemed	(1,559,142)	(286,096)	(535,003,508)	(509,389,374)
Change in net assets resulting from Agency capital transactions	316,567	200,005	8,144,917	2,355,589
Capital
Proceeds from shares issued	—	—	319,156,380	162,970,525
Distributions reinvested	—	—	1,132,066	365,870
Cost of shares redeemed	—	—	(272,771,512)	(173,120,935)
Change in net assets resulting from Capital capital transactions	—	—	47,516,934	(9,784,540)
Empower
Proceeds from shares issued	—	—	1,374,255	211,654
Distributions reinvested	—	—	28,255	2,143
Cost of shares redeemed	—	—	(537,637)	(24,365)
Change in net assets resulting from Empower capital transactions	—	—	864,873	189,432
IM
Proceeds from shares issued	—	—	981,799	275,798
Distributions reinvested	—	—	6,050	652
Cost of shares redeemed	—	—	(787,349)	(238,409)
Change in net assets resulting from IM capital transactions	—	—	200,500	38,041
Institutional Class
Proceeds from shares issued	13,122,550	9,342,483	174,809,583	113,665,336
Distributions reinvested	73,423	11,561	298,551	52,449
Cost of shares redeemed	(11,992,099)	(7,605,278)	(153,251,390)	(107,826,010)
Change in net assets resulting from Institutional Class capital transactions	1,203,874	1,748,766	21,856,744	5,891,775
Morgan
Proceeds from shares issued	382,861	157,340	508,437,863	81,693,613
Distributions reinvested	10,601	1,690	64,287	23,628
Cost of shares redeemed	(239,609)	(79,010)	(506,257,571)	(81,593,909)
Change in net assets resulting from Morgan capital transactions	153,853	80,020	2,244,579	123,332
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	129

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 29, 2024	Year Ended February 28, 2023
CAPITAL TRANSACTIONS: (continued)
Premier
Proceeds from shares issued	$3,779,119	$1,304,372	$68,495,850	$33,088,308
Distributions reinvested	47,562	5,091	194,388	15,533
Cost of shares redeemed	(2,896,480)	(430,403)	(58,099,193)	(29,295,217)
Change in net assets resulting from Premier capital transactions	930,201	879,060	10,591,045	3,808,624
Reserve
Proceeds from shares issued	—	—	8,792,710	14,423,157
Distributions reinvested	—	—	1,874	471
Cost of shares redeemed	—	—	(8,618,454)	(16,822,742)
Change in net assets resulting from Reserve capital transactions	—	—	176,130	(2,399,114)
Total change in net assets resulting from capital transactions	$2,604,495	$2,907,851	$91,644,574	$192,410
SHARE TRANSACTIONS:
Academy
Issued	—	—	1,897,487	1,035,560
Reinvested	—	—	1,131	43
Redeemed	—	—	(1,849,770)	(1,066,340)
Change in Academy Shares	—	—	48,848	(30,737)
Agency
Issued	1,871,771	485,404	543,072,044	511,735,656
Reinvested	3,904	679	76,111	9,274
Redeemed	(1,559,104)	(286,081)	(535,003,061)	(509,389,228)
Change in Agency Shares	316,571	200,002	8,145,094	2,355,702
Capital
Issued	—	—	319,155,071	162,969,668
Reinvested	—	—	1,132,066	365,870
Redeemed	—	—	(272,770,417)	(173,120,819)
Change in Capital Shares	—	—	47,516,720	(9,785,281)
Empower
Issued	—	—	1,374,231	211,651
Reinvested	—	—	28,255	2,143
Redeemed	—	—	(537,589)	(24,335)
Change in Empower Shares	—	—	864,897	189,459
IM
Issued	—	—	981,772	275,776
Reinvested	—	—	6,050	652
Redeemed	—	—	(787,317)	(238,384)
Change in IM Shares	—	—	200,505	38,044
SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. Morgan Money Market Funds	February 29, 2024

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 29, 2024	Year Ended February 28, 2023
SHARE TRANSACTIONS: (continued)
Institutional Class
Issued	13,122,431	9,342,424	174,808,458	113,665,081
Reinvested	73,423	11,561	298,551	52,449
Redeemed	(11,992,027)	(7,605,268)	(153,250,468)	(107,825,365)
Change in Institutional Class Shares	1,203,827	1,748,717	21,856,541	5,892,165
Morgan
Issued	382,848	157,335	508,437,689	81,693,587
Reinvested	10,601	1,690	64,287	23,628
Redeemed	(239,600)	(78,996)	(506,257,396)	(81,593,867)
Change in Morgan Shares	153,849	80,029	2,244,580	123,348
Premier
Issued	3,779,072	1,304,372	68,495,662	33,088,308
Reinvested	47,562	5,091	194,388	15,533
Redeemed	(2,896,386)	(430,359)	(58,098,710)	(29,294,888)
Change in Premier Shares	930,248	879,104	10,591,340	3,808,953
Reserve
Issued	—	—	8,792,543	14,423,013
Reinvested	—	—	1,874	471
Redeemed	—	—	(8,618,367)	(16,822,728)
Change in Reserve Shares	—	—	176,050	(2,399,244)
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	131

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 29, 2024	Year Ended February 28, 2023
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$994,523	$1,765,500	$498,975	$394,467
Distributions reinvested	2,520	370	2,072	179
Cost of shares redeemed	(1,036,175)	(1,465,283)	(489,730)	(278,870)
Change in net assets resulting from Agency capital transactions	(39,132)	300,587	11,317	115,776
Institutional Class
Proceeds from shares issued	27,621,587	34,459,802	11,701,694	8,061,664
Distributions reinvested	19,140	8,850	20,418	7,899
Cost of shares redeemed	(28,062,061)	(31,413,891)	(11,504,233)	(8,112,805)
Change in net assets resulting from Institutional Class capital transactions	(421,334)	3,054,761	217,879	(43,242)
Morgan
Proceeds from shares issued	85,243	54,370	77,978	38,290
Distributions reinvested	1,643	344	1,497	386
Cost of shares redeemed	(62,458)	(28,184)	(49,311)	(26,293)
Change in net assets resulting from Morgan capital transactions	24,428	26,530	30,164	12,383
Premier
Proceeds from shares issued	2,088,920	1,971,421	738,365	330,326
Distributions reinvested	8,160	914	4,802	586
Cost of shares redeemed	(1,748,572)	(1,438,641)	(554,707)	(211,985)
Change in net assets resulting from Premier capital transactions	348,508	533,694	188,460	118,927
Reserve
Proceeds from shares issued	6,739,751	8,415,437	—	—
Distributions reinvested	931	307	—	—
Cost of shares redeemed	(6,855,801)	(9,461,748)	—	—
Change in net assets resulting from Reserve capital transactions	(115,119)	(1,046,004)	—	—
Service
Proceeds from shares issued	—	—	3	533
Distributions reinvested	—	—	166	98
Cost of shares redeemed	—	—	(3,053)	(11,515)
Change in net assets resulting from Service capital transactions	—	—	(2,884)	(10,884)
Total change in net assets resulting from capital transactions	$(202,649)	$2,869,568	$444,936	$192,960
SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. Morgan Money Market Funds	February 29, 2024

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 29, 2024	Year Ended February 28, 2023
SHARE TRANSACTIONS:
Agency
Issued	994,493	1,765,500	498,938	394,452
Reinvested	2,520	370	2,072	179
Redeemed	(1,036,149)	(1,465,283)	(489,687)	(278,870)
Change in Agency Shares	(39,136)	300,587	11,323	115,761
Institutional Class
Issued	27,621,484	34,459,802	11,701,634	8,061,657
Reinvested	19,140	8,850	20,418	7,899
Redeemed	(28,061,951)	(31,413,891)	(11,504,169)	(8,112,776)
Change in Institutional Class Shares	(421,327)	3,054,761	217,883	(43,220)
Morgan
Issued	85,238	54,370	77,972	38,287
Reinvested	1,643	344	1,497	386
Redeemed	(62,456)	(28,184)	(49,305)	(26,290)
Change in Morgan Shares	24,425	26,530	30,164	12,383
Premier
Issued	2,088,868	1,971,422	738,322	330,312
Reinvested	8,160	914	4,802	587
Redeemed	(1,748,544)	(1,438,641)	(554,677)	(211,982)
Change in Premier Shares	348,484	533,695	188,447	118,917
Reserve
Issued	6,739,670	8,415,438	—	—
Reinvested	931	307	—	—
Redeemed	(6,855,696)	(9,461,748)	—	—
Change in Reserve Shares	(115,095)	(1,046,003)	—	—
Service
Issued	—	—	3	534
Reinvested	—	—	166	98
Redeemed	—	—	(3,052)	(11,512)
Change in Service Shares	—	—	(2,883)	(10,880)
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	133

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 29, 2024	Year Ended February 28, 2023
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$107,241	$286,546	$658,001	$863,243
Distributions reinvested	269	91	185	68
Cost of shares redeemed	(156,034)	(210,910)	(652,732)	(645,166)
Change in net assets resulting from Agency capital transactions	(48,524)	75,727	5,454	218,145
Institutional Class
Proceeds from shares issued	676,036	1,106,652	3,581,545	6,437,877
Distributions reinvested	1,658	387	3,303	1,669
Cost of shares redeemed	(635,787)	(1,010,633)	(3,784,276)	(5,084,320)
Change in net assets resulting from Institutional Class capital transactions	41,907	96,406	(199,428)	1,355,226
Morgan
Proceeds from shares issued	8,394	13,362	25,946	26,704
Distributions reinvested	200	75	1,377	490
Cost of shares redeemed	(8,779)	(8,419)	(24,304)	(26,554)
Change in net assets resulting from Morgan capital transactions	(185)	5,018	3,019	640
Premier
Proceeds from shares issued	310,148	581,981	1,044,854	1,300,818
Distributions reinvested	1,023	314	584	165
Cost of shares redeemed	(354,362)	(526,577)	(1,127,320)	(906,118)
Change in net assets resulting from Premier capital transactions	(43,191)	55,718	(81,882)	394,865
Reserve
Proceeds from shares issued	—	—	5,008	385
Distributions reinvested	—	—	27	19
Cost of shares redeemed	—	—	(5,149)	(571)
Change in net assets resulting from Reserve capital transactions	—	—	(114)	(167)
Service
Proceeds from shares issued	—	6,661	—	—
Distributions reinvested	103	50	27	16
Cost of shares redeemed	(2,397)	(9,815)	(908)	(720)
Change in net assets resulting from Service capital transactions	(2,294)	(3,104)	(881)	(704)
Total change in net assets resulting from capital transactions	$(52,287)	$229,765	$(273,832)	$1,968,005
SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. Morgan Money Market Funds	February 29, 2024

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 29, 2024	Year Ended February 28, 2023
SHARE TRANSACTIONS:
Agency
Issued	107,231	286,535	657,998	863,243
Reinvested	269	91	185	68
Redeemed	(156,016)	(210,910)	(652,727)	(645,166)
Change in Agency Shares	(48,516)	75,716	5,456	218,145
Institutional Class
Issued	675,997	1,106,636	3,581,531	6,437,877
Reinvested	1,658	387	3,303	1,669
Redeemed	(635,752)	(1,010,628)	(3,784,268)	(5,084,320)
Change in Institutional Class Shares	41,903	96,395	(199,434)	1,355,226
Morgan
Issued	8,389	13,360	25,945	26,704
Reinvested	200	75	1,377	490
Redeemed	(8,777)	(8,417)	(24,303)	(26,554)
Change in Morgan Shares	(188)	5,018	3,019	640
Premier
Issued	310,112	581,981	1,044,848	1,300,818
Reinvested	1,023	314	584	165
Redeemed	(354,327)	(526,558)	(1,127,310)	(906,118)
Change in Premier Shares	(43,192)	55,737	(81,878)	394,865
Reserve
Issued	—	—	5,009	384
Reinvested	—	—	27	20
Redeemed	—	—	(5,149)	(571)
Change in Reserve Shares	—	—	(113)	(167)
Service
Issued	—	6,659	—	—
Reinvested	103	50	27	16
Redeemed	(2,396)	(9,810)	(908)	(721)
Change in Service Shares	(2,293)	(3,101)	(881)	(705)
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	135

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Prime Money Market Fund
Academy
Year Ended February 29, 2024	$1.0006	$0.0527	$(0.0001)	$0.0526	$(0.0527)	$—	$(0.0527)
Year Ended February 28, 2023	1.0003	0.0240	0.0003	0.0243	(0.0240)	—	(0.0240)
Year Ended February 28, 2022	1.0006	0.0007	(0.0003)	0.0004	(0.0007)	—	(0.0007)
Year Ended February 28, 2021	1.0006	0.0036	— (e)	0.0036	(0.0036)	— (e)	(0.0036)
May 15, 2019 (f) through February 29, 2020	1.0003	0.0162	0.0003	0.0165	(0.0162)	—	(0.0162)
Agency
Year Ended February 29, 2024	1.0009	0.0518	— (e)	0.0518	(0.0518)	—	(0.0518)
Year Ended February 28, 2023	1.0005	0.0231	0.0004	0.0235	(0.0231)	—	(0.0231)
Year Ended February 28, 2022	1.0008	0.0001	(0.0003)	(0.0002)	(0.0001)	—	(0.0001)
Year Ended February 28, 2021	1.0007	0.0028	0.0001	0.0029	(0.0028)	— (e)	(0.0028)
Year Ended February 29, 2020	1.0003	0.0205	0.0004	0.0209	(0.0205)	— (e)	(0.0205)
Capital
Year Ended February 29, 2024	1.0005	0.0527	(0.0001)	0.0526	(0.0527)	—	(0.0527)
Year Ended February 28, 2023	1.0003	0.0240	0.0002	0.0242	(0.0240)	—	(0.0240)
Year Ended February 28, 2022	1.0005	0.0007	(0.0002)	0.0005	(0.0007)	—	(0.0007)
Year Ended February 28, 2021	1.0005	0.0036	— (e)	0.0036	(0.0036)	— (e)	(0.0036)
Year Ended February 29, 2020	1.0003	0.0213	0.0002	0.0215	(0.0213)	— (e)	(0.0213)
Empower
Year Ended February 29, 2024	1.0005	0.0526	(0.0001)	0.0525	(0.0526)	—	(0.0526)
Year Ended February 28, 2023	1.0002	0.0240	0.0003	0.0243	(0.0240)	—	(0.0240)
Year Ended February 28, 2022	1.0005	0.0007	(0.0003)	0.0004	(0.0007)	—	(0.0007)
February 23, 2021 (f) through February 28, 2021	1.0005	— (e)	— (e)	— (e)	— (e)	—	— (e)
IM
Year Ended February 29, 2024	1.0005	0.0532	— (e)	0.0532	(0.0532)	—	(0.0532)
Year Ended February 28, 2023	1.0003	0.0244	0.0002	0.0246	(0.0244)	—	(0.0244)
Year Ended February 28, 2022	1.0006	0.0007	(0.0003)	0.0004	(0.0007)	—	(0.0007)
Year Ended February 28, 2021	1.0006	0.0039	— (e)	0.0039	(0.0039)	— (e)	(0.0039)
Year Ended February 29, 2020	1.0003	0.0216	0.0003	0.0219	(0.0216)	— (e)	(0.0216)
Institutional Class
Year Ended February 29, 2024	1.0005	0.0523	— (e)	0.0523	(0.0523)	—	(0.0523)
Year Ended February 28, 2023	1.0003	0.0237	0.0002	0.0239	(0.0237)	—	(0.0237)
Year Ended February 28, 2022	1.0005	0.0005	(0.0002)	0.0003	(0.0005)	—	(0.0005)
Year Ended February 28, 2021	1.0005	0.0033	— (e)	0.0033	(0.0033)	— (e)	(0.0033)
Year Ended February 29, 2020	1.0003	0.0210	0.0002	0.0212	(0.0210)	— (e)	(0.0210)
Morgan
Year Ended February 29, 2024	1.0010	0.0496	0.0001	0.0497	(0.0496)	—	(0.0496)
Year Ended February 28, 2023	1.0007	0.0209	0.0003	0.0212	(0.0209)	—	(0.0209)
Year Ended February 28, 2022	1.0011	0.0001	(0.0004)	(0.0003)	(0.0001)	—	(0.0001)
Year Ended February 28, 2021	1.0008	0.0016	0.0003	0.0019	(0.0016)	— (e)	(0.0016)
Year Ended February 29, 2020	1.0003	0.0180	0.0005	0.0185	(0.0180)	— (e)	(0.0180)
Premier
Year Ended February 29, 2024	1.0007	0.0501	(0.0001)	0.0500	(0.0501)	—	(0.0501)
Year Ended February 28, 2023	1.0004	0.0214	0.0003	0.0217	(0.0214)	—	(0.0214)
Year Ended February 28, 2022	1.0007	0.0001	(0.0003)	(0.0002)	(0.0001)	—	(0.0001)
Year Ended February 28, 2021	1.0006	0.0019	0.0001	0.0020	(0.0019)	— (e)	(0.0019)
Year Ended February 29, 2020	1.0003	0.0186	0.0003	0.0189	(0.0186)	— (e)	(0.0186)
SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. Morgan Money Market Funds	February 29, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.0005	5.38%	$786,157	0.18%	5.23%	0.18%
1.0006	2.46	618,235	0.17 (d)	2.30	0.19
1.0003	0.04	918,415	0.10 (d)	0.07	0.19
1.0006	0.36	1,011,973	0.17 (d)	0.38	0.19
1.0006	1.66	150,519	0.18	1.69	0.26

1.0009	5.30	3,279,975	0.26	5.19	0.28
1.0009	2.38	2,766,889	0.26 (d)	2.64	0.29
1.0005	(0.02)	1,403,993	0.16 (d)	0.01	0.29
1.0008	0.29	1,492,906	0.24 (d)	0.30	0.29
1.0007	2.11	2,517,667	0.26	2.05	0.30

1.0004	5.38	42,797,560	0.17	5.26	0.18
1.0005	2.45	41,621,459	0.17 (d)	2.43	0.19
1.0003	0.05	40,505,885	0.10 (d)	0.07	0.18
1.0005	0.36	42,867,638	0.16 (d)	0.31	0.19
1.0005	2.17	33,683,247	0.18	2.09	0.20

1.0004	5.38	463,298	0.18	5.28	0.18
1.0005	2.46	355,132	0.16 (d)	2.15	0.19
1.0002	0.04	564,948	0.10 (d)	0.07	0.20
1.0005	0.00 (g)	25	0.12 (d)	0.10	0.19

1.0005	5.45	13,307,523	0.13	5.36	0.13
1.0005	2.48	6,054,242	0.13 (d)	2.32	0.14
1.0003	0.04	9,524,945	0.10 (d)	0.07	0.13
1.0006	0.39	7,515,957	0.13 (d)	0.35	0.14
1.0006	2.21	5,541,728	0.15	2.12	0.15

1.0005	5.36	18,483,874	0.21	5.24	0.23
1.0005	2.41	14,307,780	0.20 (d)	2.38	0.24
1.0003	0.03	14,794,803	0.12 (d)	0.05	0.23
1.0005	0.33	19,063,596	0.19 (d)	0.30	0.24
1.0005	2.14	15,607,982	0.21	2.07	0.25

1.0011	5.08	4,175,385	0.48	5.00	0.48
1.0010	2.14	1,857,527	0.48 (d)	2.41	0.50
1.0007	(0.03)	877,230	0.17 (d)	0.01	0.50
1.0011	0.19	1,353,316	0.38 (d)	0.22	0.50
1.0008	1.87	2,880,586	0.51	1.78	0.51

1.0006	5.12	3,008,674	0.43	5.02	0.43
1.0007	2.19	2,287,879	0.43 (d)	2.55	0.44
1.0004	(0.02)	1,007,946	0.16 (d)	0.01	0.44
1.0007	0.20	1,337,044	0.35 (d)	0.22	0.44
1.0006	1.91	2,646,576	0.45	1.83	0.45
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	137

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Prime Money Market Fund (continued)
Reserve
Year Ended February 29, 2024	$1.0008	$0.0474	$— (e)	$0.0474	$(0.0474)	$—	$(0.0474)
Year Ended February 28, 2023	1.0006	0.0192	0.0002	0.0194	(0.0192)	—	(0.0192)
Year Ended February 28, 2022	1.0009	0.0001	(0.0003)	(0.0002)	(0.0001)	—	(0.0001)
Year Ended February 28, 2021	1.0007	0.0010	0.0002	0.0012	(0.0010)	— (e)	(0.0010)
Year Ended February 29, 2020	1.0003	0.0161	0.0004	0.0165	(0.0161)	— (e)	(0.0161)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)

Voluntary waivers were as follows:	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
Academy	—	0.01%	0.08%	0.01%	—
Agency	—	— (a)	0.10%	0.02%	—
Capital	—	0.01%	0.08%	0.02%	—
Empower	—	0.02%	0.08%	— (a)	—
IM	—	— (a)	0.04%	0.01%	—
Institutional Class	—	0.01%	0.09%	0.02%	—
Morgan	—	0.02%	0.34%	0.12%	—
Premier	—	0.01%	0.27%	0.09%	—
Reserve	—	0.05%	0.54%	0.16%	—
(a) Amount rounds to less than 0.005%.

(e)	Amount rounds to less than $0.00005.
(f)	Commencement of offering of class of shares.
(g)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. Morgan Money Market Funds	February 29, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.0008	4.84%	$3,271	0.70%	4.74%	1.56%
1.0008	1.96	3,295	0.65 (d)	1.97	1.14
1.0006	(0.02)	2,852	0.16 (d)	0.01	2.42
1.0009	0.12	1,084	0.53 (d)	0.33	2.00
1.0007	1.66	12,017	0.70	1.59	0.94
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	139

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Institutional Tax Free Money Market Fund
Agency
Year Ended February 29, 2024	$1.0002	$0.0310	$— (b)	$0.0310	$(0.0310)	$—	$(0.0310)
Year Ended February 28, 2023	1.0003	0.0136	— (b)	0.0136	(0.0136)	(0.0001)	(0.0137)
Year Ended February 28, 2022	1.0005	0.0001	(0.0002)	(0.0001)	(0.0001)	— (b)	(0.0001)
Year Ended February 28, 2021	1.0001	0.0023	0.0004	0.0027	(0.0023)	— (b)	(0.0023)
Year Ended February 29, 2020	1.0000	0.0117	0.0001 (d)	0.0118	(0.0117)	— (b)	(0.0117)
Capital
Year Ended February 29, 2024	1.0002	0.0318	0.0001	0.0319	(0.0318)	—	(0.0318)
Year Ended February 28, 2023	1.0003	0.0144	— (b)	0.0144	(0.0144)	(0.0001)	(0.0145)
Year Ended February 28, 2022	1.0006	0.0002	(0.0003)	(0.0001)	(0.0002)	— (b)	(0.0002)
Year Ended February 28, 2021	1.0000	0.0028	0.0006	0.0034	(0.0028)	— (b)	(0.0028)
Year Ended February 29, 2020	1.0000	0.0125	— (b)	0.0125	(0.0125)	— (b)	(0.0125)
IM
Year Ended February 29, 2024	1.0002	0.0321	(0.0001)	0.0320	(0.0321)	—	(0.0321)
Year Ended February 28, 2023	1.0003	0.0147	— (b)	0.0147	(0.0147)	(0.0001)	(0.0148)
Year Ended February 28, 2022	1.0005	0.0002	(0.0002)	— (b)	(0.0002)	— (b)	(0.0002)
Year Ended February 28, 2021	1.0000	0.0030	0.0005	0.0035	(0.0030)	— (b)	(0.0030)
Year Ended February 29, 2020	1.0000	0.0127	— (b)	0.0127	(0.0127)	— (b)	(0.0127)
Institutional Class
Year Ended February 29, 2024	1.0002	0.0315	— (b)	0.0315	(0.0315)	—	(0.0315)
Year Ended February 28, 2023	1.0003	0.0141	— (b)	0.0141	(0.0141)	(0.0001)	(0.0142)
Year Ended February 28, 2022	1.0005	0.0001	(0.0002)	(0.0001)	(0.0001)	— (b)	(0.0001)
Year Ended February 28, 2021	1.0000	0.0026	0.0005	0.0031	(0.0026)	— (b)	(0.0026)
Year Ended February 29, 2020	1.0000	0.0122	— (b)	0.0122	(0.0122)	— (b)	(0.0122)

(a)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(b)	Amount rounds to less than $0.00005.
(c)

Voluntary waivers were as follows:	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
Agency	—	— (a)	0.16%	0.02%	—
Capital	—	— (a)	0.09%	— (a)	—
IM	—	—	0.07%	0.01%	—
Institutional Class	—	— (a)	0.12%	0.01%	—
(a) Amount rounds to less than 0.005%.

(d)	Net realized and unrealized gains (losses) on investments may appear disproportionate in relation to the classes due to rounding.
(e)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. Morgan Money Market Funds	February 29, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000's)	Net expenses(a)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.0002	3.14%	$96,104	0.26%	3.10%	0.32%
1.0002	1.36	108,719	0.26 (c)	1.81	0.35
1.0003	(0.01)	17,084	0.11 (c)	0.01	0.44
1.0005	0.27	23,163	0.24 (c)	0.25	0.36
1.0001	1.19	41,696	0.26	1.15	0.38

1.0003	3.24	207,333	0.18	3.16	0.21
1.0002	1.44	399,560	0.18 (c)	1.78	0.21
1.0003	(0.01)	182,500	0.09 (c)	0.02	0.22
1.0006	0.34	37,889	0.18 (c)	0.41	0.22
1.0000	1.26	228,168	0.18	1.18	0.24

1.0001	3.25	763,488	0.15	3.18	0.15
1.0002	1.47	601,785	0.15	1.36	0.15
1.0003	0.00 (e)	723,312	0.08 (c)	0.02	0.15
1.0005	0.35	665,960	0.15 (c)	0.18	0.16
1.0000	1.28	391,386	0.16	1.24	0.18

1.0002	3.20	347,708	0.21	3.15	0.25
1.0002	1.41	397,559	0.21 (c)	1.48	0.26
1.0003	(0.01)	355,017	0.09 (c)	0.01	0.26
1.0005	0.31	478,239	0.20 (c)	0.23	0.26
1.0000	1.23	309,118	0.21	1.20	0.28
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	141

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Securities Lending Money Market Fund
Agency SL
Year Ended February 29, 2024	$1.0004	$0.0537	$(0.0001)	$0.0536	$(0.0537)	$—	$(0.0537)
Year Ended February 28, 2023	0.9996	0.0241	0.0008	0.0249	(0.0241)	—	(0.0241)
Year Ended February 28, 2022	1.0001	0.0010	(0.0005)	0.0005	(0.0010)	— (b)	(0.0010)
Year Ended February 28, 2021	1.0002	0.0045	(0.0001)	0.0044	(0.0045)	— (b)	(0.0045)
Year Ended February 29, 2020	1.0001	0.0222	0.0001	0.0223	(0.0222)	— (b)	(0.0222)

(a)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(b)	Amount rounds to less than $0.00005.
SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. Morgan Money Market Funds	February 29, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000's)	Net expenses(a)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.0003	5.49%	$2,516,563	0.06%	5.38%	0.14%
1.0004	2.52	2,071,723	0.06	2.35	0.15
0.9996	0.05	1,921,994	0.06	0.10	0.14
1.0001	0.44	2,168,587	0.06	0.48	0.15
1.0002	2.25	3,455,824	0.06	2.20	0.16
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	143

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Liquid Assets Money Market Fund
Agency
Year Ended February 29, 2024	$1.00	$0.05	$— (c)	$0.05	$(0.05)	$—	$(0.05)
Year Ended February 28, 2023	1.00	0.02	— (c)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	—	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 29, 2020	1.00	0.02	— (c)	0.02	(0.02)	— (c)	(0.02)
Capital
Year Ended February 29, 2024	1.00	0.05	— (c)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (c)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	—	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 29, 2020	1.00	0.02	— (c)	0.02	(0.02)	— (c)	(0.02)
Institutional Class
Year Ended February 29, 2024	1.00	0.05	— (c)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (c)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	—	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 29, 2020	1.00	0.02	— (c)	0.02	(0.02)	— (c)	(0.02)
Investor
Year Ended February 29, 2024	1.00	0.05	— (c)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (c)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	—	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 29, 2020	1.00	0.02	— (c)	0.02	(0.02)	— (c)	(0.02)
Morgan
Year Ended February 29, 2024	1.00	0.05	— (c)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (c)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	—	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 29, 2020	1.00	0.02	— (c)	0.02	(0.02)	— (c)	(0.02)
Premier
Year Ended February 29, 2024	1.00	0.05	— (c)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (c)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	—	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 29, 2020	1.00	0.02	— (c)	0.02	(0.02)	— (c)	(0.02)
SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. Morgan Money Market Funds	February 29, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000's)	Net expenses(b)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	5.28%	$3,878,930	0.26%	5.17%	0.29%
1.00	2.32	3,045,257	0.26 (d)	3.07	0.29
1.00	0.01	691,008	0.17 (d)	0.01	0.30
1.00	0.29	1,234,800	0.24 (d)	0.27	0.29
1.00	2.07	1,452,745	0.26	1.94	0.31

1.00	5.37	14,970,998	0.18	5.27	0.19
1.00	2.40	9,633,984	0.18 (d)	3.32	0.19
1.00	0.04	1,804,197	0.15 (d)	0.04	0.19
1.00	0.35	4,806,805	0.18 (d)	0.25	0.19
1.00	2.15	2,295,874	0.18	2.01	0.21

1.00	5.33	10,258,535	0.21	5.22	0.24
1.00	2.37	8,277,974	0.21 (d)	3.19	0.24
1.00	0.02	1,763,092	0.16 (d)	0.02	0.25
1.00	0.32	3,055,814	0.21 (d)	0.30	0.24
1.00	2.12	3,412,753	0.21	2.07	0.26

1.00	5.04	6,631	0.49	5.05	0.50
1.00	2.10	3,013	0.48 (d)	2.43	0.49
1.00	0.01	1,804	0.17 (d)	0.01	0.50
1.00	0.17	6,189	0.34 (d)	0.16	0.58
1.00	1.81	7,904	0.51	1.78	0.52

1.00	4.94	7,101,838	0.59	4.90	0.60
1.00	2.02	2,177,582	0.56 (d)	2.79	0.60
1.00	0.01	453,086	0.17 (d)	0.01	0.61
1.00	0.14	627,541	0.40 (d)	0.14	0.60
1.00	1.73	543,317	0.59	1.69	0.63

1.00	5.10	25,760,284	0.44	5.02	0.44
1.00	2.15	12,312,271	0.43 (d)	3.20	0.44
1.00	0.01	1,532,491	0.17 (d)	0.01	0.45
1.00	0.19	2,373,258	0.35 (d)	0.19	0.44
1.00	1.87	3,031,847	0.45	1.77	0.46
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	145

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Liquid Assets Money Market Fund (continued)
Reserve
Year Ended February 29, 2024	$1.00	$0.05	$— (c)	$0.05	$(0.05)	$—	$(0.05)
Year Ended February 28, 2023	1.00	0.02	— (c)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	—	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 29, 2020	1.00	0.02	— (c)	0.02	(0.02)	— (c)	(0.02)

(a)	Calculated based upon average shares outstanding.
(b)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(c)	Amount rounds to less than $0.005.
(d)

Voluntary waivers were as follows:	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
Agency	—	— (a)	0.09%	0.02%	—
Capital	—	— (a)	0.03%	— (a)	—
Institutional Class	—	— (a)	0.05%	— (a)	—
Investor	—	0.02%	0.32%	0.16%	—
Morgan	—	0.02%	0.42%	0.19%	—
Premier	—	— (a)	0.28%	0.10%	—
Reserve	—	0.04%	0.53%	0.29%	—
(a) Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. Morgan Money Market Funds	February 29, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000's)	Net expenses(b)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	4.84%	$17,886	0.69%	4.71%	0.69%
1.00	1.94	28,700	0.66 (d)	2.58	0.69
1.00	0.01	4,231	0.17 (d)	0.01	0.70
1.00	0.11	5,661	0.40 (d)	0.11	0.88
1.00	1.62	3,797	0.70	1.62	0.84
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	147

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan U.S. Government Money Market Fund
Academy
Year Ended February 29, 2024	$1.00	$0.05	$— (e)	$0.05	$(0.05)	$1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
May 15, 2019 (g) through February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	1.00
Agency
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Capital
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Empower
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
February 23, 2021 (g) through February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
IM
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Institutional Class
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Investor
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Morgan
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. Morgan Money Market Funds	February 29, 2024

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

5.19%	$7,529,994	0.18%	5.12%	0.18%
2.20	4,267,302	0.15 (f)	1.79	0.18
0.03	10,734,174	0.04 (f)	0.03	0.18
0.14	3,689,489	0.14 (f)	0.07	0.18
1.47	85,026	0.18	1.49	0.21

5.10	15,084,344	0.26	5.01	0.28
2.11	10,098,820	0.24 (f)	2.11	0.28
0.01	8,485,249	0.06 (f)	0.01	0.28
0.09	16,148,773	0.20 (f)	0.08	0.28
1.87	14,132,125	0.26	1.84	0.30

5.19	160,954,781	0.18	5.08	0.18
2.20	119,811,381	0.15 (f)	1.97	0.18
0.03	166,488,233	0.04 (f)	0.03	0.18
0.14	143,184,525	0.15 (f)	0.13	0.19
1.95	86,263,432	0.18	1.91	0.20

5.19	7,799,631	0.18	5.10	0.18
2.20	5,393,885	0.15 (f)	2.45	0.19
0.03	4,160,732	0.04 (f)	0.03	0.18
0.00 (h)	500,028	0.06 (f)	0.04	0.19

5.24	8,449,005	0.13	5.09	0.13
2.23	9,457,598	0.12 (f)	2.22	0.13
0.03	10,046,645	0.04 (f)	0.03	0.13
0.17	7,317,310	0.12 (f)	0.16	0.14
1.99	7,443,910	0.15	1.90	0.15

5.15	41,207,185	0.21	5.05	0.23
2.17	29,664,717	0.18 (f)	2.15	0.24
0.01	27,455,761	0.06 (f)	0.01	0.23
0.12	39,608,624	0.17 (f)	0.11	0.23
1.92	43,246,064	0.21	1.89	0.25

4.87	2,056,169	0.48	4.76	0.48
1.90	2,406,713	0.46 (f)	1.98	0.48
0.00 (h)	1,858,457	0.07 (f)	0.00 (h)	0.48
0.05	842,931	0.24 (f)	0.04	0.48
1.63	684,791	0.50	1.68	0.50

4.77	7,815,291	0.58	4.71	0.58
1.81	4,027,309	0.54 (f)	2.08	0.59
0.00 (h)	1,956,424	0.07 (f)	0.00 (h)	0.59
0.05	1,870,723	0.25 (f)	0.05	0.59
1.54	2,064,159	0.59	1.50	0.60
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	149

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan U.S. Government Money Market Fund (continued)
Premier
Year Ended February 29, 2024	$1.00	$0.05	$— (e)	$0.05	$(0.05)	$1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Reserve
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	1.00
Service
Year Ended February 29, 2024	1.00	0.04	— (e)	0.04	(0.04)	1.00
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	1.00

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)

Voluntary waivers were as follows:	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
Academy	—	0.03%	0.13%	0.04%	—
Agency	—	0.02%	0.20%	0.06%	—
Capital	—	0.03%	0.13%	0.03%	—
Empower	—	0.03%	0.13%	— (a)	—
IM	—	0.01%	0.09%	0.01%	—
Institutional Class	—	0.03%	0.15%	0.04%	—
Investor	—	0.03%	0.41%	0.25%	—
Morgan	—	0.04%	0.51%	0.33%	—
Premier	—	0.03%	0.37%	0.21%	—
Reserve	—	0.11%	0.61%	0.47%	—
Service	—	0.16%	0.96%	0.74%	—
(a) Amount rounds to less than 0.005%.

(g)	Commencement of offering of class of shares.
(h)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. Morgan Money Market Funds	February 29, 2024

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

4.92%	$13,503,049	0.43%	4.86%	0.43%
1.94	6,543,879	0.41 (f)	1.97	0.44
0.01	5,330,175	0.06 (f)	0.01	0.43
0.06	5,020,827	0.22 (f)	0.05	0.43
1.68	4,095,749	0.45	1.64	0.45

4.66	2,846,123	0.68	4.62	0.68
1.73	3,350,896	0.58 (f)	1.44	0.69
0.00 (h)	7,409,330	0.07 (f)	0.00 (h)	0.68
0.04	27,414	0.22 (f)	0.03	0.69
1.42	20,829	0.70	1.41	0.71

4.30	248,025	1.03	4.20	1.03
1.45	325,011	0.88 (f)	1.33	1.03
0.00 (h)	433,435	0.07 (f)	0.00 (h)	1.03
0.03	514,476	0.29 (f)	0.03	1.03
1.07	867,659	1.05	1.19	1.05
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	151

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan U.S. Treasury Plus Money Market Fund
Academy
Year Ended February 29, 2024	$1.00	$0.05	$— (e)	$0.05	$(0.05)	$1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
September 30, 2020 (g) through February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Agency
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Capital
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Empower
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
February 23, 2021 (g) through February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
IM
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Institutional Class
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Investor
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Morgan
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. Morgan Money Market Funds	February 29, 2024

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

5.18%	$2,124,743	0.18%	5.18%	0.18%
2.18	153,500	0.15 (f)	2.60	0.19
0.01	100	0.04 (f)	0.01	0.19
0.01	17,600	0.07 (f)	0.03	0.23

5.09	2,614,882	0.26	4.99	0.28
2.09	1,745,265	0.24 (f)	2.19	0.29
0.01	914,835	0.06 (f)	0.01	0.28
0.09	1,865,281	0.20 (f)	0.09	0.29
1.85	1,744,289	0.26	1.85	0.30

5.18	14,599,378	0.18	5.07	0.18
2.18	12,166,783	0.16 (f)	2.12	0.19
0.01	10,784,903	0.06 (f)	0.01	0.18
0.14	13,539,346	0.16 (f)	0.13	0.19
1.94	9,945,933	0.18	1.89	0.20

5.18	63,083	0.18	4.82	0.18
2.18	1,206,832	0.17 (f)	2.94	0.19
0.01	112,014	0.05 (f)	0.01	0.18
0.00 (h)	25	0.06 (f)	0.02	0.18

5.23	178,436	0.13	5.27	0.13
2.17	142	0.15 (f)	2.89	0.16
0.01	30	0.05 (f)	0.02	0.14
0.17	24,276	0.12 (f)	0.19	0.14
1.97	37,429	0.15	2.26	0.15

5.15	11,726,034	0.21	5.05	0.23
2.15	8,222,799	0.19 (f)	2.05	0.24
0.01	7,963,115	0.06 (f)	0.01	0.24
0.12	12,055,194	0.17 (f)	0.13	0.24
1.90	16,887,054	0.21	1.88	0.25

4.86	15,980	0.48	4.74	0.48
1.88	15,976	0.45 (f)	1.90	0.49
0.00 (h)	16,665	0.07 (f)	0.00 (h)	0.48
0.04	16,604	0.27 (f)	0.05	0.54
1.61	29,937	0.50	1.60	0.50

4.76	3,596,110	0.58	4.73	0.58
1.80	1,110,743	0.55 (f)	2.21	0.59
0.00 (h)	350,701	0.06 (f)	0.00 (h)	0.59
0.04	436,183	0.28 (f)	0.05	0.59
1.52	734,856	0.59	1.49	0.60
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	153

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan U.S. Treasury Plus Money Market Fund (continued)
Premier
Year Ended February 29, 2024	$1.00	$0.05	$— (e)	$0.05	$(0.05)	$1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Reserve
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	1.00

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)

Voluntary waivers were as follows:	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
Academy	—	0.03%	0.14%	0.05%	—
Agency	—	0.02%	0.20%	0.06%	—
Capital	—	0.02%	0.12%	0.02%	—
Empower	—	0.01%	0.13%	— (a)	—
IM	—	0.01%	0.09%	0.01%	—
Institutional Class	—	0.02%	0.15%	0.04%	—
Investor	—	0.04%	0.42%	0.22%	—
Morgan	—	0.04%	0.52%	0.31%	—
Premier	—	0.03%	0.38%	0.19%	—
Reserve	—	0.08%	0.61%	0.35%	—
(a) Amount rounds to less than 0.005%.

(g)	Commencement of offering of class of shares.
(h)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. Morgan Money Market Funds	February 29, 2024

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

4.91%	$4,814,054	0.43%	4.84%	0.43%
1.92	2,659,992	0.41 (f)	2.02	0.44
0.01	2,032,795	0.06 (f)	0.01	0.44
0.05	1,694,724	0.25 (f)	0.04	0.44
1.66	1,439,412	0.45	1.60	0.45

4.65	1,232,544	0.68	4.61	0.68
1.71	425,906	0.61 (f)	2.34	0.69
0.00 (h)	244,357	0.07 (f)	0.00 (h)	0.68
0.03	4,562	0.34 (f)	0.03	0.74
1.41	5,966	0.70	1.41	0.73
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	155

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Federal Money Market Fund
Agency
Year Ended February 29, 2024	$1.00	$0.05	$— (c)	$0.05	$(0.05)	$—	$(0.05)
Year Ended February 28, 2023	1.00	0.02	— (c)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 29, 2020	1.00	0.02	— (c)	0.02	(0.02)	— (c)	(0.02)
Institutional Class
Year Ended February 29, 2024	1.00	0.05	— (c)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (c)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 29, 2020	1.00	0.02	— (c)	0.02	(0.02)	— (c)	(0.02)
Morgan
Year Ended February 29, 2024	1.00	0.05	— (c)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (c)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 29, 2020	1.00	0.01	0.01	0.02	(0.02)	— (c)	(0.02)
Premier
Year Ended February 29, 2024	1.00	0.05	— (c)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (c)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 29, 2020	1.00	0.02	— (c)	0.02	(0.02)	— (c)	(0.02)

(a)	Calculated based upon average shares outstanding.
(b)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(c)	Amount rounds to less than $0.005.
(d)

Voluntary waivers were as follows:	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
Agency	—	0.01%	0.20%	0.06%	—
Institutional Class	—	0.01%	0.16%	0.04%	—
Morgan	—	0.04%	0.53%	0.36%	—
Premier	—	0.01%	0.39%	0.21%	—

(e)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. Morgan Money Market Funds	February 29, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000's)	Net expenses(b)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	5.09%	$734,542	0.26%	5.00%	0.29%
1.00	2.09	417,945	0.26 (d)	2.40	0.31
1.00	0.01	217,942	0.06 (d)	0.01	0.31
1.00	0.11	318,757	0.20 (d)	0.10	0.30
1.00	1.85	242,716	0.26	1.79	0.30

1.00	5.14	4,275,012	0.21	5.03	0.24
1.00	2.14	3,070,971	0.21 (d)	2.50	0.26
1.00	0.01	1,322,211	0.06 (d)	0.01	0.25
1.00	0.13	2,344,288	0.17 (d)	0.14	0.25
1.00	1.90	2,572,379	0.21	1.90	0.25

1.00	4.74	289,176	0.59	4.69	0.60
1.00	1.81	135,312	0.55 (d)	2.16	0.63
1.00	0.00 (e)	55,291	0.06 (d)	0.00 (e)	0.64
1.00	0.06	53,546	0.23 (d)	0.05	0.63
1.00	1.51	34,728	0.59	1.48	0.67

1.00	4.90	1,932,661	0.44	4.83	0.44
1.00	1.93	1,002,392	0.44 (d)	2.97	0.46
1.00	0.01	123,328	0.06 (d)	0.01	0.46
1.00	0.08	198,516	0.24 (d)	0.08	0.45
1.00	1.65	218,858	0.45	1.58	0.45
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	157

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan 100% U.S. Treasury Securities Money Market Fund
Academy
Year Ended February 29, 2024	$1.00	$0.05	$— (e)	$0.05	$(0.05)	$—	$(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
September 30, 2020 (g) through February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Agency
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Capital
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Empower
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
February 23, 2021 (g) through February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
IM
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
January 15, 2020 (g) through February 29, 2020	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Institutional Class
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Morgan
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Premier
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
SEE NOTES TO FINANCIAL STATEMENTS.

158	J.P. Morgan Money Market Funds	February 29, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	5.14%	$149,126	0.17%	5.06%	0.18%
1.00	2.10	100,272	0.18 (f)	2.20	0.19
1.00	0.01	131,020	0.05 (f)	0.01	0.18
1.00	0.00 (h)	17,600	0.10 (f)	0.01	0.21

1.00	5.05	13,673,580	0.26	5.00	0.28
1.00	2.02	5,528,371	0.26 (f)	2.19	0.29
1.00	0.01	3,173,164	0.05 (f)	0.01	0.28
1.00	0.10	4,187,912	0.20 (f)	0.09	0.29
1.00	1.82	4,197,262	0.26	1.76	0.30

1.00	5.14	95,150,995	0.18	5.06	0.18
1.00	2.10	47,631,670	0.18 (f)	2.01	0.18
1.00	0.01	57,422,062	0.05 (f)	0.01	0.18
1.00	0.13	58,366,269	0.16 (f)	0.11	0.19
1.00	1.90	32,963,549	0.18	1.85	0.20

1.00	5.14	1,083,842	0.18	5.11	0.18
1.00	2.10	218,952	0.18 (f)	3.29	0.19
1.00	0.01	29,519	0.04 (f)	0.01	0.18
1.00	0.00 (h)	25	0.07 (f)	0.01	0.20

1.00	5.19	238,766	0.13	5.19	0.13
1.00	2.14	38,265	0.13 (f)	3.39	0.13
1.00	0.01	224	0.04 (f)	0.01	0.18
1.00	0.16	227	0.13 (f)	0.11	0.14
1.00	0.18	11,885	0.15	1.46	0.15

1.00	5.10	50,823,877	0.21	5.02	0.23
1.00	2.07	28,965,801	0.21 (f)	2.15	0.24
1.00	0.01	23,076,533	0.05 (f)	0.01	0.23
1.00	0.12	24,097,829	0.18 (f)	0.11	0.24
1.00	1.87	22,282,460	0.21	1.83	0.25

1.00	4.72	4,573,844	0.58	4.66	0.58
1.00	1.73	2,329,156	0.53 (f)	1.70	0.59
1.00	0.00 (h)	2,206,039	0.06 (f)	0.00 (h)	0.58
1.00	0.05	2,251,619	0.24 (f)	0.05	0.59
1.00	1.49	2,023,440	0.59	1.47	0.60

1.00	4.87	16,347,175	0.43	4.83	0.43
1.00	1.86	5,755,805	0.42 (f)	2.37	0.44
1.00	0.01	1,947,356	0.05 (f)	0.01	0.43
1.00	0.06	1,999,999	0.25 (f)	0.06	0.44
1.00	1.63	2,537,050	0.45	1.62	0.45
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	159

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan 100% U.S. Treasury Securities Money Market Fund (continued)
Reserve
Year Ended February 29, 2024	$1.00	$0.05	$— (e)	$0.05	$(0.05)	$—	$(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)

Voluntary waivers were as follows:	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
Academy	—	— (a)	0.12%	0.08%	—
Agency	—	— (a)	0.21%	0.05%	—
Capital	—	— (a)	0.12%	0.02%	—
Empower	—	— (a)	0.13%	0.12%	—
IM	—	— (a)	0.14%	— (a)	—
Institutional Class	—	— (a)	0.16%	0.03%	—
Morgan	—	0.05%	0.52%	0.34%	—
Premier	—	0.02%	0.38%	0.19%	—
Reserve	—	0.09%	0.62%	0.44%	—
(a) Amount rounds to less than 0.005%.

(g)	Commencement of offering of class of shares.
(h)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

160	J.P. Morgan Money Market Funds	February 29, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	4.61%	$1,598,274	0.68%	4.52%	0.68%
1.00	1.65	1,422,097	0.59 (f)	1.33	0.68
1.00	0.00 (h)	3,821,500	0.06 (f)	0.00 (h)	0.68
1.00	0.04	2,893,380	0.25 (f)	0.03	0.69
1.00	1.38	2,102,023	0.70	1.34	0.70
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	161

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Tax Free Money Market Fund
Agency
Year Ended February 29, 2024	$1.00	$0.03	$— (c)	$0.03	$(0.03)	$— (c)	$(0.03)
Year Ended February 28, 2023	1.00	0.01	— (c)	0.01	(0.01)	— (c)	(0.01)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 29, 2020	1.00	0.01	— (c)	0.01	(0.01)	— (c)	(0.01)
Institutional Class
Year Ended February 29, 2024	1.00	0.03	— (c)	0.03	(0.03)	— (c)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (c)	0.01	(0.01)	— (c)	(0.01)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 29, 2020	1.00	0.01	— (c)	0.01	(0.01)	— (c)	(0.01)
Morgan
Year Ended February 29, 2024	1.00	0.03	— (c)	0.03	(0.03)	— (c)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (c)	0.01	(0.01)	— (c)	(0.01)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 29, 2020	1.00	0.01	— (c)	0.01	(0.01)	— (c)	(0.01)
Premier
Year Ended February 29, 2024	1.00	0.03	— (c)	0.03	(0.03)	— (c)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (c)	0.01	(0.01)	— (c)	(0.01)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 29, 2020	1.00	0.01	— (c)	0.01	(0.01)	— (c)	(0.01)
Reserve
Year Ended February 29, 2024	1.00	0.03	— (c)	0.03	(0.03)	— (c)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (c)	0.01	(0.01)	— (c)	(0.01)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 29, 2020	1.00	0.01	— (c)	0.01	(0.01)	— (c)	(0.01)

(a)	Calculated based upon average shares outstanding.
(b)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(c)	Amount rounds to less than $0.005.
(d)

Voluntary waivers were as follows:	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
Agency	—	— (a)	0.16%	0.03%	—
Institutional Class	—	—	0.12%	0.01%	—
Morgan	—	0.02%	0.49%	0.29%	—
Premier	—	— (a)	0.33%	0.14%	—
Reserve	—	0.07%	0.59%	0.39%	—
(a) Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

162	J.P. Morgan Money Market Funds	February 29, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000's)	Net expenses(b)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	3.18%	$542,528	0.26%	3.13%	0.28%
1.00	1.39	581,661	0.26 (d)	1.52	0.29
1.00	0.01	281,075	0.10 (d)	0.01	0.29
1.00	0.26	372,457	0.23 (d)	0.33	0.29
1.00	1.17	782,269	0.26	1.17	0.30

1.00	3.23	7,769,137	0.21	3.18	0.23
1.00	1.44	8,190,503	0.21	1.54	0.24
1.00	0.02	5,135,738	0.09 (d)	0.02	0.24
1.00	0.29	6,858,653	0.20 (d)	0.33	0.24
1.00	1.22	9,173,460	0.21	1.23	0.25

1.00	2.85	68,097	0.59	2.82	0.60
1.00	1.09	43,671	0.56 (d)	1.31	0.60
1.00	0.01	17,140	0.10 (d)	0.01	0.62
1.00	0.19	22,830	0.30 (d)	0.12	0.61
1.00	0.84	10,842	0.59	0.83	0.64

1.00	3.01	1,220,261	0.43	2.97	0.43
1.00	1.22	871,759	0.43 (d)	1.49	0.44
1.00	0.01	338,064	0.10 (d)	0.01	0.44
1.00	0.21	498,856	0.29 (d)	0.26	0.44
1.00	0.98	847,483	0.45	0.99	0.45

1.00	2.75	646,713	0.68	2.71	0.68
1.00	1.01	761,834	0.62 (d)	0.80	0.69
1.00	0.01	1,807,835	0.10 (d)	0.01	0.69
1.00	0.18	1,574,145	0.29 (d)	0.16	0.69
1.00	0.73	1,707,525	0.70	0.72	0.70
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	163

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Municipal Money Market Fund
Agency
Year Ended February 29, 2024	$1.00	$0.03	$— (c)	$0.03	$(0.03)	$—	$(0.03)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 29, 2020	1.00	0.01	— (c)	0.01	(0.01)	— (c)	(0.01)
Institutional Class
Year Ended February 29, 2024	1.00	0.03	— (c)	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 29, 2020	1.00	0.01	— (c)	0.01	(0.01)	— (c)	(0.01)
Morgan
Year Ended February 29, 2024	1.00	0.03	— (c)	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 29, 2020	1.00	0.01	— (c)	0.01	(0.01)	— (c)	(0.01)
Premier
Year Ended February 29, 2024	1.00	0.03	— (c)	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 29, 2020	1.00	0.01	— (c)	0.01	(0.01)	— (c)	(0.01)
Service
Year Ended February 29, 2024	1.00	0.02	— (c)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 29, 2020	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)

(a)	Calculated based upon average shares outstanding.
(b)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(c)	Amount rounds to less than $0.005.
(d)

Voluntary waivers were as follows:	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
Agency	—	— (a)	0.13%	0.01%	—
Institutional Class	—	— (a)	0.09%	0.01%	—
Morgan	—	0.02%	0.46%	0.24%	—
Premier	—	— (a)	0.32%	0.10%	—
Service	—	0.19%	0.92%	0.60%	— (a)
(a) Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

164	J.P. Morgan Money Market Funds	February 29, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000's)	Net expenses(b)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	3.21%	$165,365	0.26%	3.16%	0.29%
1.00	1.38	154,048	0.26 (d)	1.53	0.31
1.00	0.01	38,272	0.13 (d)	0.01	0.32
1.00	0.31	60,879	0.25 (d)	0.38	0.31
1.00	1.20	112,747	0.26	1.20	0.34

1.00	3.26	1,053,991	0.21	3.22	0.24
1.00	1.43	836,112	0.21 (d)	1.37	0.26
1.00	0.02	879,357	0.12 (d)	0.02	0.27
1.00	0.35	834,116	0.20 (d)	0.38	0.26
1.00	1.25	1,688,150	0.21	1.24	0.29

1.00	2.87	66,784	0.59	2.85	0.60
1.00	1.07	36,619	0.57 (d)	1.16	0.62
1.00	0.01	24,236	0.13 (d)	0.01	0.63
1.00	0.22	43,853	0.35 (d)	0.16	0.62
1.00	0.87	35,473	0.59	0.84	0.66

1.00	3.02	345,287	0.44	3.00	0.44
1.00	1.20	156,828	0.44 (d)	1.51	0.46
1.00	0.01	37,902	0.13 (d)	0.01	0.47
1.00	0.23	69,237	0.35 (d)	0.28	0.47
1.00	1.01	135,261	0.45	1.00	0.50

1.00	2.41	5,912	1.04	2.36	1.05
1.00	0.75	8,796	0.86 (d)	0.62	1.06
1.00	0.01	19,679	0.13 (d)	0.01	1.06
1.00	0.16	28,684	0.44 (d)	0.21	1.06
1.00	0.41	68,493	1.05 (d)	0.48	1.09
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	165

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan California Municipal Money Market Fund
Agency
Year Ended February 29, 2024	$1.00	$0.03	$— (e)	$0.03	$(0.03)	$—	$(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
March 1, 2019 (g) through February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Institutional Class
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
March 1, 2019 (g) through February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Morgan
Year Ended February 29, 2024	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Premier
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Service
Year Ended February 29, 2024	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)

Voluntary waivers were as follows:	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
Agency	—	— (a)	0.14%	0.04%	—
Institutional Class	—	— (a)	0.12%	0.01%	—
Morgan	—	0.02%	0.49%	0.31%	—
Premier	—	0.01%	0.36%	0.18%	—
Service	—	0.21%	0.95%	0.68%	0.01%
(a) Amount rounds to less than 0.005%.

(g)	Commencement of offering of class of shares.
SEE NOTES TO FINANCIAL STATEMENTS.

166	J.P. Morgan Money Market Funds	February 29, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	2.84%	$29,734	0.26%	2.72%	0.33%
1.00	1.29	78,257	0.26 (f)	1.78	0.32
1.00	0.02	2,527	0.12 (f)	0.01	0.37
1.00	0.23	21,715	0.22 (f)	0.24	0.33
1.00	1.11	24,892	0.26	0.87	0.35

1.00	2.89	225,576	0.21	2.82	0.28
1.00	1.34	183,670	0.21 (f)	1.69	0.28
1.00	0.03	87,260	0.09 (f)	0.02	0.32
1.00	0.25	156,740	0.20 (f)	0.30	0.28
1.00	1.15	287,724	0.21	1.03	0.30

1.00	2.50	8,575	0.59	2.46	0.63
1.00	0.98	8,762	0.57 (f)	1.26	0.68
1.00	0.02	3,744	0.10 (f)	0.01	0.69
1.00	0.17	7,122	0.28 (f)	0.12	0.63
1.00	0.77	2,447	0.59	0.70	0.69

1.00	2.64	138,655	0.45	2.58	0.48
1.00	1.10	181,845	0.44 (f)	1.26	0.49
1.00	0.02	126,122	0.09 (f)	0.01	0.52
1.00	0.19	101,991	0.27 (f)	0.20	0.48
1.00	0.91	233,249	0.45	0.87	0.50

1.00	2.03	4,225	1.05	1.98	1.08
1.00	0.66	6,519	0.84 (f)	0.59	1.09
1.00	0.02	9,622	0.10 (f)	0.01	1.12
1.00	0.12	12,065	0.37 (f)	0.16	1.08
1.00	0.32	28,405	1.05 (f)	0.37	1.10
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	167

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan New York Municipal Money Market Fund
Agency
Year Ended February 29, 2024	$1.00	$0.03	$— (e)	$0.03	$(0.03)	$— (e)	$(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
March 1, 2019 (g) through February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Institutional Class
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
March 1, 2019 (g) through February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Morgan
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Premier
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Reserve
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
SEE NOTES TO FINANCIAL STATEMENTS.

168	J.P. Morgan Money Market Funds	February 29, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	3.16%	$273,757	0.26%	3.10%	0.29%
1.00	1.40	268,303	0.26 (f)	1.84	0.30
1.00	0.01	50,157	0.12 (f)	0.01	0.32
1.00	0.30	72,812	0.25 (f)	0.44	0.30
1.00	1.15	262,677	0.26	1.06	0.31

1.00	3.21	1,580,890	0.21	3.15	0.24
1.00	1.45	1,780,316	0.21	1.85	0.25
1.00	0.03	425,093	0.12 (f)	0.02	0.27
1.00	0.34	532,580	0.21 (f)	0.41	0.25
1.00	1.20	1,625,406	0.21	1.09	0.26

1.00	2.82	53,674	0.59	2.78	0.62
1.00	1.10	50,655	0.55 (f)	1.08	0.63
1.00	0.01	50,015	0.13 (f)	0.01	0.65
1.00	0.23	59,934	0.32 (f)	0.20	0.64
1.00	0.82	62,178	0.59	0.84	0.63

1.00	2.97	410,398	0.44	2.92	0.44
1.00	1.22	492,280	0.44 (f)	1.68	0.45
1.00	0.01	97,415	0.12 (f)	0.01	0.47
1.00	0.25	91,945	0.34 (f)	0.38	0.45
1.00	0.96	742,781	0.45	0.95	0.47

1.00	2.71	1,862	0.70	2.62	0.76
1.00	1.01	1,975	0.64 (f)	1.01	0.71
1.00	0.01	2,142	0.12 (f)	0.01	0.72
1.00	0.21	1,498	0.34 (f)	0.20	0.70
1.00	0.70	1,122	0.70	0.71	0.72
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	169

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan New York Municipal Money Market Fund (continued)
Service
Year Ended February 29, 2024	$1.00	$0.02	$— (e)	$0.02	$(0.02)	$— (e)	$(0.02)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)

Voluntary waivers were as follows:	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
Agency	—	— (a)	0.14%	0.01%	—
Institutional Class	—	—	0.09%	— (a)	—
Morgan	—	0.04%	0.46%	0.27%	—
Premier	—	— (a)	0.33%	0.11%	—
Reserve	—	0.06%	0.58%	0.35%	—
Service	—	0.20%	0.92%	0.63%	0.01%
(a) Amount rounds to less than 0.005%.

(g)	Commencement of offering of class of shares.
SEE NOTES TO FINANCIAL STATEMENTS.

170	J.P. Morgan Money Market Funds	February 29, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	2.36%	$965	1.04%	2.29%	1.04%
1.00	0.78	1,846	0.85 (f)	0.71	1.06
1.00	0.01	2,551	0.13 (f)	0.01	1.07
1.00	0.18	3,729	0.41 (f)	0.21	1.11
1.00	0.36	8,363	1.05 (f)	0.45	1.08
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Money Market Funds	171

NOTES TO FINANCIAL STATEMENTS
AS OF February 29, 2024
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I”), JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (collectively, the “Trusts”) were formed on November 12, 2004 for JPM I and JPM II and November 11, 2015 for JPM IV, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 12 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Prime Money Market Fund	Academy, Agency, Capital, Empower, IM, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Institutional Tax Free Money Market Fund	Agency, Capital, IM and Institutional Class	JPM IV	Diversified
JPMorgan Securities Lending Money Market Fund	Agency SL	JPM IV	Diversified
JPMorgan Liquid Assets Money Market Fund	Agency, Capital, E*Trade(1), Institutional Class, Investor, Morgan, Premier and Reserve	JPM II	Diversified
JPMorgan U.S. Government Money Market Fund	Academy, Agency, Capital, E*Trade(1), Empower, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
JPMorgan U.S. Treasury Plus Money Market Fund	Academy, Agency, Capital, Empower, IM, Institutional Class, Investor, Morgan, Premier and Reserve	JPM II	Diversified
JPMorgan Federal Money Market Fund	Agency, Institutional Class, Morgan and Premier	JPM I	Diversified
JPMorgan 100% U.S. Treasury Securities Money Market Fund	Academy, Agency, Capital, Empower, IM, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Tax Free Money Market Fund	Agency, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Municipal Money Market Fund	Agency, E*Trade(1), Institutional Class, Morgan, Premier and Service	JPM II	Diversified
JPMorgan California Municipal Money Market Fund	Agency, E*Trade(1), Institutional Class, Morgan, Premier and Service	JPM I	Diversified
JPMorgan New York Municipal Money Market Fund	Agency, E*Trade(1), Institutional Class, Morgan, Premier, Reserve and Service	JPM I	Diversified

(1)	Liquidated on September 29, 2023.
The investment objective of JPMorgan Prime Money Market Fund (“Prime Money Market Fund”) and JPMorgan Securities Lending Money Market Fund (“Securities Lending Money Market Fund”) is to seek current income while seeking to maintain liquidity and a low volatility of principal.
The investment objective of JPMorgan Institutional Tax Free Money Market Fund (“Institutional Tax Free Money Market Fund”) is to aim to provide current income, while seeking to maintain liquidity and a low volatility of principal.
The investment objective of JPMorgan Liquid Assets Money Market Fund (“Liquid Assets Money Market Fund”) and JPMorgan U.S. Treasury Plus Money Market Fund (“U.S. Treasury Plus Money Market Fund”) is to seek current income with liquidity and stability of principal.
The investment objective of JPMorgan U.S. Government Money Market Fund (“U.S. Government Money Market Fund”) is to seek high current income with liquidity and stability of principal.
The investment objective of JPMorgan Federal Money Market Fund (“Federal Money Market Fund”) is to aim to provide current income while still preserving capital and maintaining liquidity.
The investment objective of JPMorgan 100% U.S. Treasury Securities Money Market Fund (“100% U.S. Treasury Securities Money Market Fund”) is to aim to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.
The investment objective of JPMorgan Tax Free Money Market Fund (“Tax Free Money Market Fund”) is to aim to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.
The investment objective of JPMorgan Municipal Money Market Fund (“Municipal Money Market Fund”) is to seek as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

172	J.P. Morgan Money Market Funds	February 29, 2024

The investment objective of JPMorgan California Municipal Money Market Fund (“California Municipal Money Market Fund”) is to aim to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity.
The investment objective of JPMorgan New York Municipal Money Market Fund (“New York Municipal Money Market Fund”) is to aim to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity.
Liquid Assets Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund seek to qualify as retail money market funds in accordance with criteria established by the Securities and Exchange Commission (“SEC”). Under applicable SEC rules, these Funds are ordinarily permitted to utilize amortized cost accounting to value their portfolio securities and transact at a stable $1.00 share price.
Prime Money Market Fund, Institutional Tax Free Money Market Fund and Securities Lending Money Market Fund do not seek to qualify as a retail or government money market fund and transact utilizing a floating net asset value (“NAV”) calculated to four decimal places.
U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, Federal Money Market Fund and 100% U.S. Treasury Securities Money Market Fund seek to qualify as government money market funds in accordance with criteria established by the SEC. Under applicable SEC rules, these Funds are ordinarily permitted to utilize amortized cost accounting to value their portfolio securities and transact at a stable $1.00 share price.
Effective as of the close of business on April 27, 2023, all share classes of California Municipal Money Market Fund and New York Municipal Money Market Fund are publicly offered on a limited basis. Investors are not eligible to purchase shares of California Municipal Money Market Fund and New York Municipal Money Market Fund unless they meet certain requirements as described in the Funds' prospectuses.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met, with the exception of the Prime Money Market Fund, Institutional Tax Free Money Market Fund and Securities Lending Money Market Fund.
The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can generally be expected to vary inversely with changes in prevailing interest rates.
Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations. This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. This also includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Funds. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
For Prime Money Market Fund, Institutional Tax Free Money Market Fund and Securities Lending Money Market Fund, fixed income instruments for which market quotations are not readily available are fair valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market based approach

February 29, 2024	J.P. Morgan Money Market Funds	173

NOTES TO FINANCIAL STATEMENTS
AS OF February 29, 2024 (continued)
(Dollar values in thousands)
through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•
Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”):
Prime Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$85,308,815	$—	$85,308,815

(a)	Please refer to the SOI for specifics of portfolio holdings.

Institutional Tax Free Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,405,123	$—	$1,405,123

(a)	Please refer to the SOI for specifics of portfolio holdings.

Securities Lending Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$2,518,167	$—	$2,518,167

(a)	Please refer to the SOI for specifics of portfolio holdings.

Liquid Assets Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$61,299,000	$—	$61,299,000

(a)	Please refer to the SOI for specifics of portfolio holdings.

174	J.P. Morgan Money Market Funds	February 29, 2024

U.S. Government Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$270,385,878	$—	$270,385,878

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Treasury Plus Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$39,366,964	$—	$39,366,964

(a)	Please refer to the SOI for specifics of portfolio holdings.

Federal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$7,323,702	$—	$7,323,702

(a)	Please refer to the SOI for specifics of portfolio holdings.

100% U.S. Treasury Securities Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$194,252,641	$—	$194,252,641

(a)	Please refer to the SOI for specifics of portfolio holdings.

Tax Free Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$10,220,172	$—	$10,220,172

(a)	Please refer to the SOI for specifics of portfolio holdings.

Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,627,453	$—	$1,627,453

(a)	Please refer to the SOI for specifics of portfolio holdings.

February 29, 2024	J.P. Morgan Money Market Funds	175

NOTES TO FINANCIAL STATEMENTS
AS OF February 29, 2024 (continued)
(Dollar values in thousands)
California Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$402,465	$—	$402,465

(a)	Please refer to the SOI for specifics of portfolio holdings.

New York Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$2,312,745	$—	$2,312,745

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of February 29, 2024, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Repurchase Agreements— Prime Money Market Fund, Institutional Tax Free Money Market Fund, Securities Lending Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund and New York Municipal Money Market Fund may enter into repurchase agreement transactions that meet the credit guidelines of JPMIM. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Repurchase agreement collateral may be held in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, or in segregated accounts maintained by an unaffiliated third-party custodian. Securities Lending Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund or their affiliates may transfer uninvested cash into joint accounts, which are utilized by multiple accounts or funds managed by the Adviser or its affiliates, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties and collateral (collateral may also be held overnight in segregated custodial sub-accounts established in the name of each participating Fund).
The Funds' repurchase agreements are not subject to master netting arrangements.
D. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— Institutional Tax Free Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
Institutional Tax Free Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of February 29, 2024, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at February 29, 2024 are detailed on the SOIs, if any.

176	J.P. Morgan Money Market Funds	February 29, 2024

E. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
F. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the year ended February 29, 2024 are as follows:
	Prime Money Market Fund	Institutional Tax Free Money Market Fund	Securities Lending Money Market Fund	Liquid Assets Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund	Municipal Money Market Fund	California Municipal Money Market Fund	New York Municipal Money Market Fund
Academy	$37	n/a	n/a	n/a	$105	$6	n/a	$2	n/a	n/a	n/a	n/a
Agency	89	$24	n/a	$63	201	37	$13	152	$9	$3	$2	$5
Agency SL	n/a	n/a	$61	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Capital	710	35	n/a	194	2,166	260	n/a	1,030	n/a	n/a	n/a	n/a
E*Trade	n/a	n/a	n/a	n/a	2	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Empower	33	n/a	n/a	n/a	150	7	n/a	9	n/a	n/a	n/a	n/a
IM	202	31	n/a	n/a	144	— (a)	n/a	— (a)	n/a	n/a	n/a	n/a
Institutional Class	309	33	n/a	182	552	179	71	664	127	16	6	23
Investor	n/a	n/a	n/a	1	30	— (a)	n/a	n/a	n/a	n/a	n/a	n/a
Morgan	302	n/a	n/a	186	180	66	26	157	10	6	1	20
Premier	90	n/a	n/a	299	158	68	31	182	20	9	3	9
Reserve	29	n/a	n/a	— (a)	35	17	n/a	18	9	n/a	n/a	1
Service	n/a	n/a	n/a	n/a	5	n/a	n/a	n/a	n/a	— (a)	— (a)	— (a)
Total	$1,801	$123	$61	$925	$3,728	$640	$141	$2,214	$175	$34	$12	$58

(a)	Amount rounds to less than one thousand.

February 29, 2024	J.P. Morgan Money Market Funds	177

NOTES TO FINANCIAL STATEMENTS
AS OF February 29, 2024 (continued)
(Dollar values in thousands)
G. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of February 29, 2024, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
H. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Federal Money Market Fund	$101	$—	$(101)
The reclassifications for the Funds relate primarily to tax equalization.
I. Recent Accounting Pronouncement — In July 2023, the SEC adopted changes to the rules that govern money market funds (the "Amendments"). Among other things, these Amendments: (1) remove the discretion of an institutional or retail money market fund to impose a “redemption gate” that temporarily restricts redemptions when the fund’s portfolio liquidity falls below the required minimum; (2) remove the discretion of an institutional or retail money market fund to impose a “liquidity fee” when the fund’s portfolio liquidity falls below the required minimum, while preserving the discretion to impose the fee when it is in the best interests of the fund to do so (without regard to the fund’s portfolio liquidity level); (3) require an institutional money market fund to impose a mandatory liquidity fee when the fund’s net redemptions exceed certain levels (unless the fee is de minimis); and (4) increase the required minimum levels of daily and weekly liquid assets for all money market funds. The Amendments became effective on October 2, 2023 with tiered compliance dates, the last being October 2, 2024. Management is currently evaluating the Amendments and its impacts to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.08% of each Fund’s respective average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.07% of the first $150 billion of the average daily net assets of all money market funds in the J.P. Morgan Funds Complex covered by the Administration Agreement, plus 0.05% of the average daily net assets between $150 billion and $300 billion, plus 0.03% of the average daily net assets between $300 billion and $400 billion, plus 0.01% of the average daily net assets in excess of $400 billion. For the year ended February 29, 2024, the effective rate was 0.04% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in  Note 3.F.
JPMCB serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Morgan, Reserve and Service Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Academy, Agency, Agency SL, Capital, Empower, IM, Institutional Class, Investor and Premier Shares of the Funds

178	J.P. Morgan Money Market Funds	February 29, 2024

do not participate in the Distribution Plan. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Morgan	Reserve	Service
Prime Money Market Fund	n/a	0.25%	n/a
Liquid Assets Money Market Fund	0.10%	0.25	n/a
U.S. Government Money Market Fund	0.10	0.25	0.60%
U.S. Treasury Plus Money Market Fund	0.10	0.25	n/a
Federal Money Market Fund	0.10	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	0.10	0.25	n/a
Tax Free Money Market Fund	0.10	0.25	n/a
Municipal Money Market Fund	0.10	n/a	0.60
California Municipal Money Market Fund	0.10	n/a	0.60
New York Municipal Money Market Fund	0.10	0.25	0.60
JPMDS waived distribution fees as outlined in Note 3.F.
D. Service Fees— The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Agency SL and IM Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Academy	Agency	Capital	Empower	Institutional Class	Investor
Prime Money Market Fund	0.05%	0.15%	0.05%	0.05%	0.10%	n/a
Institutional Tax Free Money Market Fund	n/a	0.15	0.05	n/a	0.10	n/a
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	n/a	0.15	0.05	n/a	0.10	0.35%
U.S. Government Money Market Fund	0.05	0.15	0.05	0.05	0.10	0.35
U.S. Treasury Plus Money Market Fund	0.05	0.15	0.05	0.05	0.10	0.35
Federal Money Market Fund	n/a	0.15	n/a	n/a	0.10	n/a
100% U.S. Treasury Securities Money Market Fund	0.05	0.15	0.05	0.05	0.10	n/a
Tax Free Money Market Fund	n/a	0.15	n/a	n/a	0.10	n/a
Municipal Money Market Fund	n/a	0.15	n/a	n/a	0.10	n/a
California Municipal Money Market Fund	n/a	0.15	n/a	n/a	0.10	n/a
New York Municipal Money Market Fund	n/a	0.15	n/a	n/a	0.10	n/a

	Morgan	Premier	Reserve	Service
Prime Money Market Fund	0.35%	0.30%	0.30%	n/a
Institutional Tax Free Money Market Fund	n/a	n/a	n/a	n/a
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	0.35	0.30	0.30	n/a
U.S. Government Money Market Fund	0.35	0.30	0.30	0.30%
U.S. Treasury Plus Money Market Fund	0.35	0.30	0.30	n/a
Federal Money Market Fund	0.35	0.30	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	0.35	0.30	0.30	n/a
Tax Free Money Market Fund	0.35	0.30	0.30	n/a
Municipal Money Market Fund	0.35	0.30	n/a	0.30
California Municipal Money Market Fund	0.35	0.30	n/a	0.30
New York Municipal Money Market Fund	0.35	0.30	0.30	0.30

February 29, 2024	J.P. Morgan Money Market Funds	179

NOTES TO FINANCIAL STATEMENTS
AS OF February 29, 2024 (continued)
(Dollar values in thousands)
JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Waivers and Reimbursements— The Adviser, Administrator and JPMDS have contractually agreed to waive fees and/or reimburse the Funds except IM Shares of Prime Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund and 100% U.S. Treasury Securities Money Market Fund, to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Academy	Agency	Agency SL	Capital	Empower
Prime Money Market Fund	0.18%	0.26%	n/a	0.18%	0.18%
Institutional Tax Free Money Market Fund	n/a	0.26	n/a	0.18	n/a
Securities Lending Money Market Fund	n/a	n/a	0.06%	n/a	n/a
Liquid Assets Money Market Fund	n/a	0.26	n/a	0.18	n/a
U.S. Government Money Market Fund	0.18	0.26	n/a	0.18	0.18
U.S. Treasury Plus Money Market Fund	0.18	0.26	n/a	0.18	0.18
Federal Money Market Fund	n/a	0.26	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	0.18	0.26	n/a	0.18	0.18
Tax Free Money Market Fund	n/a	0.26	n/a	n/a	n/a
Municipal Money Market Fund	n/a	0.26	n/a	n/a	n/a
California Municipal Money Market Fund	n/a	0.26	n/a	n/a	n/a
New York Municipal Money Market Fund	n/a	0.26	n/a	n/a	n/a

	IM	Institutional	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	0.21%	n/a	0.52%	0.45%	0.70%	n/a
Institutional Tax Free Money Market Fund	0.16%	0.21	n/a	n/a	n/a	n/a	n/a
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	n/a	0.21	0.51%	0.59	0.45	0.70	n/a
U.S. Government Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	1.05%
U.S. Treasury Plus Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	n/a
Federal Money Market Fund	n/a	0.21	n/a	0.59	0.45	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Tax Free Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Municipal Money Market Fund	n/a	0.21	n/a	0.59	0.45	n/a	1.05
California Municipal Money Market Fund	n/a	0.21	n/a	0.59	0.45	n/a	1.05
New York Municipal Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	1.05

The expense limitation agreements were in effect for the year ended February 29, 2024 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2024. However, the Funds’ service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

180	J.P. Morgan Money Market Funds	February 29, 2024

For the year ended February 29, 2024, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Prime Money Market Fund	$22	$—	$3,728	$3,750	$18
Institutional Tax Free Money Market Fund	21	14	298	333	—
Securities Lending Money Market Fund	1,203	802	—	2,005	—
Liquid Assets Money Market Fund	812	533	5,039	6,384	—
U.S. Government Money Market Fund	67	—	12,300	12,367	—
U.S. Treasury Plus Money Market Fund	10	—	3,132	3,142	—
Federal Money Market Fund	47	31	1,208	1,286	—
100% U.S. Treasury Securities Money Market Fund	35	—	13,926	13,961	—
Tax Free Money Market Fund	—	—	1,618	1,618	—
Municipal Money Market Fund	15	10	368	393	—
California Municipal Money Market Fund	72	48	136	256	—
New York Municipal Money Market Fund	5	3	477	485	—
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/ or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the year ended February 29, 2024 were as follows:

Liquid Assets Money Market Fund	$— (a)
Federal Money Market Fund	— (a)
100% U.S. Treasury Securities Money Market Fund	— (a)

(a)	Amount rounds to less than one thousand.
JPMIM voluntarily agreed to reimburse the Funds for the Trustee Fees paid to one of the interested Trustees. For the year ended February 29, 2024, the amount of these reimbursements were as follows:

Prime Money Market Fund	$11
Institutional Tax Free Money Market Fund	2
Securities Lending Money Market Fund	2
Liquid Assets Money Market Fund	7
U.S. Government Money Market Fund	31
U.S. Treasury Plus Money Market Fund	6
Federal Money Market Fund	2
100% U.S. Treasury Securities Money Market Fund	17
Tax Free Money Market Fund	3
Municipal Money Market Fund	1
California Municipal Money Market Fund	1
New York Municipal Money Market Fund	2
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

February 29, 2024	J.P. Morgan Money Market Funds	181

NOTES TO FINANCIAL STATEMENTS
AS OF February 29, 2024 (continued)
(Dollar values in thousands)
Certain Funds earn interest on certain uninvested cash balances held at the custodian, which is included in the Interest income from affiliates on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the year ended February 29, 2024, California Municipal Money Market Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
The Funds are permitted to effect purchase and sale transactions with affiliated Funds under procedures adopted by the Boards. The procedures have been designed to seek to ensure that any such security transaction complies with certain conditions of Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended February 29, 2024, the Funds below engaged in such transactions in the following amounts:
	Purchases	Sales	Realized Gain (Loss)
Institutional Tax Free Money Market Fund	$1,162,748	$2,214,988	$—
Tax Free Money Market Fund	2,427,443	1,076,889	—
Municipal Money Market Fund	824,091	954,518	—
California Municipal Money Market Fund	136,886	119,234	—
New York Municipal Money Market Fund	854,348	1,039,886	—
4. Class-Specific Expenses
The Funds' class specific gross expenses for the year ended February 29, 2024 were as follows:
	Distribution	Service
Prime Money Market Fund
Academy	$—	$394
Agency	—	4,550
Capital	—	19,529
Empower	—	198
Institutional Class	—	16,191
Morgan	—	11,043
Premier	—	8,266
Reserve	8	10
	$8	$60,181
Institutional Tax Free Money Market Fund
Agency	$—	$164
Capital	—	159
Institutional Class	—	403
	$—	$726
Liquid Assets Money Market Fund
Agency	$—	$5,424
Capital	—	6,227
Institutional Class	—	9,584
Investor	—	41
Morgan	4,667	16,335
Premier	—	59,684
Reserve	56	67
	$4,723	$97,362

182	J.P. Morgan Money Market Funds	February 29, 2024

	Distribution	Service
U.S. Government Money Market Fund
Academy	$—	$4,537
Agency	—	19,770
Capital	—	78,150
E*Trade	664	332
Empower	—	4,910
Institutional Class	—	36,265
Investor	—	7,518
Morgan	6,428	22,505
Premier	—	32,384
Reserve	6,033	7,241
Service	1,675	838
	$14,800	$214,450
U.S. Treasury Plus Money Market Fund
Academy	$—	$319
Agency	—	3,255
Capital	—	8,068
Empower	—	147
Institutional Class	—	10,143
Investor	—	56
Morgan	2,825	9,888
Premier	—	12,807
Reserve	2,738	3,286
	$5,563	$47,969
Federal Money Market Fund
Agency	$—	$1,112
Institutional Class	—	4,168
Morgan	228	798
Premier	—	5,223
	$228	$11,301
100% U.S. Treasury Securities Money Market Fund
Academy	$—	$69
Agency	—	15,488
Capital	—	38,635
Empower	—	291
Institutional Class	—	42,498
Morgan	3,783	13,241
Premier	—	34,821
Reserve	3,473	4,168
	$7,256	$149,211
Tax Free Money Market Fund
Agency	$—	$886
Institutional Class	—	8,233
Morgan	59	206
Premier	—	3,267
Reserve	1,735	2,082
	$1,794	$14,674

February 29, 2024	J.P. Morgan Money Market Funds	183

NOTES TO FINANCIAL STATEMENTS
AS OF February 29, 2024 (continued)
(Dollar values in thousands)
	Distribution	Service
Municipal Money Market Fund
Agency	$—	$218
Institutional Class	—	1,094
Morgan	53	185
Premier	—	861
Service	42	21
	$95	$2,379
California Municipal Money Market Fund
Agency	$—	$81
Institutional Class	—	262
Morgan	8	29
Premier	—	518
Service	32	16
	$40	$906
New York Municipal Money Market Fund
Agency	$—	$436
Institutional Class	—	1,346
Morgan	54	188
Premier	—	1,415
Reserve	2	3
Service	7	4
	$63	$3,392
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at February 29, 2024 equals their book cost and unrealized appreciation (depreciation) in value of investments.
The tax character of distributions paid during the year ended February 29, 2024 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Tax Exempt Income	Total Distributions Paid
Prime Money Market Fund	$4,012,522	$—	$—	$4,012,522
Institutional Tax Free Money Market Fund	905	—	45,072	45,977
Securities Lending Money Market Fund	142,554	—	—	142,554
Liquid Assets Money Market Fund	2,567,228	—	—	2,567,228
U.S. Government Money Market Fund	12,895,576	—	—	12,895,576
U.S. Treasury Plus Money Market Fund	1,877,164	—	—	1,877,164
Federal Money Market Fund	340,726	—	—	340,726
100% U.S. Treasury Securities Money Market Fund	7,384,735	—	—	7,384,735
Tax Free Money Market Fund	2,150	85	330,477	332,712
Municipal Money Market Fund	349	—	49,661	50,010
California Municipal Money Market Fund	263	—	13,352	13,615
New York Municipal Money Market Fund	428	13	66,201	66,642

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

184	J.P. Morgan Money Market Funds	February 29, 2024

The tax character of distributions paid during the year ended February 28, 2023 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Tax Exempt Income	Total Distributions Paid
Prime Money Market Fund	$1,469,471	$—	$—	$1,469,471
Institutional Tax Free Money Market Fund	1,097	80	22,828	24,005
Securities Lending Money Market Fund	41,372	—	—	41,372
Liquid Assets Money Market Fund	461,189	—	—	461,189
U.S. Government Money Market Fund	4,678,181	—	—	4,678,181
U.S. Treasury Plus Money Market Fund	484,081	—	—	484,081
Federal Money Market Fund	50,510	—	—	50,510
100% U.S. Treasury Securities Money Market Fund	1,726,916	69	—	1,726,985
Tax Free Money Market Fund	4,899	59	142,520	147,478
Municipal Money Market Fund	344	—	15,255	15,599
California Municipal Money Market Fund	483	—	7,000	7,483
New York Municipal Money Market Fund	4,079	—	22,660	26,739

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
As of February 29, 2024, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Tax Exempt Income	Unrealized Appreciation (Depreciation)
Prime Money Market Fund	$243,526	$(6,181)	$—	$14,497
Institutional Tax Free Money Market Fund	1	—	3,380	18
Securities Lending Money Market Fund	10,788	(115)	—	517
Liquid Assets Money Market Fund	99,255	(27)	—	—
U.S. Government Money Market Fund	623,203	(73,270)	—	—
U.S. Treasury Plus Money Market Fund	95,567	(2,999)	—	—
Federal Money Market Fund	16,886	—	—	—
100% U.S. Treasury Securities Money Market Fund	553,438	(5,540)	—	—
Tax Free Money Market Fund	10	3	22,723	—
Municipal Money Market Fund	—	—	1,595	—
California Municipal Money Market Fund	8	—	740	—
New York Municipal Money Market Fund	—	1	5,236	—
The cumulative timing differences primarily consist of dividends payable.
At February 29, 2024, the following Funds had net capital loss carryforwards which are available to offset future realized gains as follows:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Prime Money Market Fund	$6,181	$—
Securities Lending Money Market Fund	115	—
Liquid Assets Money Market Fund	27	—
U.S. Government Money Market Fund	72,182	1,088
U.S. Treasury Plus Money Market Fund	2,878	121
100% U.S. Treasury Securities Money Market Fund	5,540	—

February 29, 2024	J.P. Morgan Money Market Funds	185

NOTES TO FINANCIAL STATEMENTS
AS OF February 29, 2024 (continued)
(Dollar values in thousands)
Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended February 29, 2024, the Funds deferred to March 1, 2024 the following net capital losses (gains) of:
Net Capital Losses (Gains)
Short-Term
Prime Money Market Fund	$27
Liquid Assets Money Market Fund	14
During the year ended February 29, 2024, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
Liquid Assets Money Market Fund	$11	$—
U.S. Government Money Market Fund	—	71
U.S. Treasury Plus Money Market Fund	569	—
Federal Money Market Fund	73	— (a)
100% U.S. Treasury Securities Money Market Fund	3,922	—

(a)	Amount rounds to less than one thousand.
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
As of February 29, 2024, the Funds had no borrowings outstanding from another fund or loans outstanding to another fund. Average loans made to another fund under the Facility for the year ended February 29, 2024, were as follows:
	Average Loans	Number of Days Outstanding	Interest Earned
Liquid Assets Money Market Fund	$25,352	108	$284
Interest earned as a result of lending money to another fund for the year ended February 29, 2024, if any, is included in Income from interfund lending (net) on the Statements of Operations.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 29, 2024.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended February 29, 2024.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

186	J.P. Morgan Money Market Funds	February 29, 2024

As of February 29, 2024, the following Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Prime Money Market Fund	1	56.2%	—	— %
Institutional Tax Free Money Market Fund	1	89.5	—	—
Securities Lending Money Market Fund	—	—	1	100.0
Liquid Assets Money Market Fund	2	55.1	2	41.6
U.S. Government Money Market Fund	1	35.7	—	—
U.S. Treasury Plus Money Market Fund	1	37.4	1	10.4
Federal Money Market Fund	1	56.8	1	14.5
100% U.S. Treasury Securities Money Market Fund	1	57.2	—	—
Tax Free Money Market Fund	1	52.6	1	34.6
Municipal Money Market Fund	2	79.7	1	11.2
California Municipal Money Market Fund	1	63.6	2	21.6
New York Municipal Money Market Fund	1	91.0	—	—
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
The Funds are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may increase interest rates or the timing, frequency, or magnitude of such increases. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Funds are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will fail to make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Institutional Tax Free Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. California Municipal Money Market Fund and New York Municipal Money Market Fund primarily invest in issuers in the states of California and New York, respectively. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Funds’ ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.
The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers cannot repay their loans.
London Interbank Offered Rate ("LIBOR") was a leading floating rate benchmark used in loans, notes, derivatives and other instruments or investments. As a result of benchmark reforms, publication of most LIBOR settings has ceased. Some LIBOR settings continue to be published but only on a temporary, synthetic and non-representative basis. Regulated entities have generally ceased entering into new LIBOR contracts in connection with regulatory guidance or prohibitions. Public and private sector actors have worked to establish alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR which may affect the value, volatility, liquidity or return on certain of the Funds' loans, notes, derivatives and other instruments or investments comprising some or all of the Funds' investments and result in costs incurred in connection with changing reference rates used for positions, closing out positions and entering into new trades. Certain of the Funds' investments may have transitioned from LIBOR or will transition from LIBOR in the future. The transition from LIBOR to alternative reference rates may result in operational issues for the Funds or their investments. No assurances can be given as to the impact of the LIBOR transition (and the timing of any such impact) on the Funds and their investments.

February 29, 2024	J.P. Morgan Money Market Funds	187

NOTES TO FINANCIAL STATEMENTS
AS OF February 29, 2024 (continued)
(Dollar values in thousands)
The Funds are subject to infectious disease epidemics/pandemics risk. For example, the outbreak of COVID-19 negatively affected economies, markets and individual companies throughout the world, including those in which the Funds invest. The effects of any future pandemic or other global event to business and market conditions may have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.
The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject each of these Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
As of February 29, 2024, the following Funds had non-U.S. country allocations representing greater than 10% of total investments (excluding investment of cash collateral from securities loaned) as follows:
	Prime Money Market Fund	Liquid Assets Money Market Fund
France	13.3%	11.7%
8. Subsequent Event
Subsequent to February 29, 2024, Securities Lending Money Market Fund had net redemptions of $850,006 which represented 34% of the Fund's net assets as of February 29, 2024.

188	J.P. Morgan Money Market Funds	February 29, 2024

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Boards of Trustees of JPMorgan Trust I, JPMorgan Trust II and JPMorgan Trust IV and Shareholders of JPMorgan Prime Money Market Fund, JPMorgan Institutional Tax Free Money Market Fund, JPMorgan Securities Lending Money Market Fund, JPMorgan Liquid Assets Money Market Fund, JPMorgan U.S. Government Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund, JPMorgan Federal Money Market Fund, JPMorgan 100% U.S. Treasury Securities Money Market Fund, JPMorgan Tax Free Money Market Fund, JPMorgan Municipal Money Market Fund, JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan Prime Money Market Fund, JPMorgan Federal Money Market Fund, JPMorgan 100% U.S. Treasury Securities Money Market Fund, JPMorgan Tax Free Money Market Fund, JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund (six of the funds constituting JPMorgan Trust I), JPMorgan Liquid Assets Money Market Fund, JPMorgan U.S. Government Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund and JPMorgan Municipal Money Market Fund (four of the funds constituting JPMorgan Trust II) and JPMorgan Institutional Tax Free Money Market Fund and JPMorgan Securities Lending Money Market Fund (two of the funds constituting JPMorgan Trust IV) (hereafter collectively referred to as the "Funds") as of February 29, 2024, the related statements of operations for the year ended February 29, 2024, the statements of changes in net assets for each of the two years in the period ended February 29, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 29, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 29, 2024 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 29, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
April 24, 2024
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

February 29, 2024	J.P. Morgan Money Market Funds	189

TRUSTEES
(Unaudited)
The Funds' Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees
John F. Finn (1947); Chair since 2020; Trustee since 1998.	Chairman, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (serving in various roles 1974-present).	167	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-2023); Trustee, Columbus Association for the Performing Arts (1988-present).
Stephen P. Fisher (1959); Trustee since 2018.	Retired; Chairman and Chief Executive Officer, NYLIFE Distributors LLC (registered broker-dealer) (serving in various roles 2008-2013); Chairman, NYLIM Service Company LLC (transfer agent) (2008-2017); New York Life Investment Management LLC (registered investment adviser) (serving in various roles 2005-2017); Chairman, IndexIQ Advisors LLC (registered investment adviser for ETFs) (2014-2017); President, MainStay VP Funds Trust (2007-2017), MainStay DefinedTerm Municipal Opportunities Fund (2011-2017) and MainStay Funds Trust (2007-2017) (registered investment companies).	167	None
Gary L. French (1951); Trustee since 2014.	Real Estate Investor (2011-2020); Investment management industry Consultant and Expert Witness (2011-present); Senior Consultant for The Regulatory Fundamentals Group LLC (2011-2017).	167	Independent Trustee, The China Fund, Inc. (2013-2019); Exchange Traded Concepts Trust II (2012-2014); Exchange Traded Concepts Trust I (2011-2014).
Kathleen M. Gallagher (1958); Trustee since 2018.	Retired; Chief Investment Officer — Benefit Plans, Ford Motor Company (serving in various roles 1985-2016).	167
Non- Executive Director, Legal &
General Investment Management
(Holdings) (2018-present);
Non-Executive Director, Legal &
General Investment Management
America (U.S. Holdings) (financial
services and insurance) (2017-present);
Advisory Board Member, State Street
Global Advisors Total Portfolio
Solutions (2017-present); Member,
Client Advisory Council, Financial
Engines, LLC (registered investment
adviser) (2011-2016); Director, Ford
Pension Funds Investment
Management Ltd. (2007-2016).

Robert J. Grassi (1957); Trustee since 2014.	Sole Proprietor, Academy Hills Advisors LLC (2012-present); Pension Director, Corning Incorporated (2002-2012).	167	None

190	J.P. Morgan Money Market Funds	February 29, 2024

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees (continued)
Frankie D. Hughes (1952); Trustee since 2008.	President, Ashland Hughes Properties (property management) (2014-present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	167	None
Raymond Kanner (1953); Trustee since 2017.	Retired; Managing Director and Chief Investment Officer, IBM Retirement Funds (2007-2016).	167
Advisory Board Member, Penso
Advisors, LLC (2020-present); Advisory
Board Member, Los Angeles Capital
(2018-present); Advisory Board
Member, State Street Global Advisors
Total Portfolio Solutions (2017-
present); Acting Executive Director,
Committee on Investment of Employee
Benefit Assets (CIEBA) (2016-2017);
Advisory Board Member, Betterment
for Business (robo advisor) (2016-
2017); Advisory Board Member,
BlueStar Indexes (index creator)
(2013-2017); Director, Emerging
Markets Growth Fund (registered
investment company) (1997-2016);
Member, Russell Index Client Advisory
Board (2001-2015).

Thomas P. Lemke (1954); Trustee since 2014.	Retired since 2013.	167
(1) Independent Trustee of Advisors’
Inner Circle III fund platform, consisting
of the following: (i) the Advisors’ Inner
Circle Fund III, (ii) the Gallery Trust, (iii)
the Schroder Series Trust, (iv) the
Delaware Wilshire Private Markets Fund
(since 2020), (v) Chiron Capital
Allocation Fund Ltd., and (vi) formerly
the Winton Diversified Opportunities
Fund (2014-2018); and (2) Independent
Trustee of the Symmetry Panoramic
Trust (since 2018).

Lawrence R. Maffia (1950); Trustee since 2014.	Retired; Director and President, ICI Mutual Insurance Company (2006-2013).	167	Director, ICI Mutual Insurance Company (1999-2013).
Mary E. Martinez (1960); Vice Chair since 2021; Trustee since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-present); Managing Director, Bank of America (asset management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	167	None
Marilyn McCoy (1948); Trustee since 1999.	Retired; Vice President of Administration and Planning, Northwestern University (1985-2023).	167	None

February 29, 2024	J.P. Morgan Money Market Funds	191

TRUSTEES
(Unaudited) (continued)
Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees (continued)
Dr. Robert A. Oden, Jr. (1946); Trustee since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	167
Trustee, The Coldwater Conservation
Fund (2017-present); Trustee, American
Museum of Fly Fishing (2013-present);
Trustee and Vice Chair, Trout Unlimited
(2017-2021); Trustee, Dartmouth-
Hitchcock Medical Center (2011-2020).

Marian U. Pardo* (1946); Trustee since 2013.	Managing Director and Founder, Virtual Capital Management LLC (investment consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	167	Board Chair and Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).
Emily A. Youssouf (1951); Trustee since 2014.	Adjunct Professor (2011-present) and Clinical Professor (2009-2011), NYU Schack Institute of Real Estate; Board Member and Member of the Audit Committee (2013–present), Chair of Finance Committee (2019-present), Member of Related Parties Committee (2013-2018) and Member of the Enterprise Risk Committee (2015-2018), PennyMac Financial Services, Inc.; Board Member (2005-2018), Chair of Capital Committee (2006-2016), Chair of Audit Committee (2005-2018), Member of Finance Committee (2005-2018) and Chair of IT Committee (2016-2018), NYC Health and Hospitals Corporation.	167
Trustee, NYC School Construction
Authority (2009-present); Board
Member, NYS Job Development
Authority (2008-present); Trustee and
Chair of the Audit Committee of the
Transit Center Foundation (2015-2019).

Interested Trustees
Robert F. Deutsch** (1957); Trustee since 2014.	Retired; Head of ETF Business for JPMorgan Asset Management (2013-2017); Head of Global Liquidity Business for JPMorgan Asset Management (2003-2013).	167	Treasurer and Director of the JUST Capital Foundation (2017-present).
Nina O. Shenker** (1957); Trustee since 2022.	Vice Chair (2017-2021), General Counsel and Managing Director (2008-2016), Associate General Counsel and Managing Director (2004-2008), J.P. Morgan Asset & Wealth Management.	167	Director and Member of Legal and Human Resources Subcommittees, American Jewish Joint Distribution Committee (2018-present).

(1)
The year shown is the first year in which a Trustee became a member of any of the following: the JPMorgan Mutual Fund Board, the JPMorgan
ETF Board, the heritage J.P. Morgan Funds or the heritage One Group Mutual Funds. Trustees serve an indefinite term, until resignation, retirement, removal or death. The Board's current retirement policy sets retirement at the end of the calendar year in which the Trustee attains the age of 75, provided that any Board member who was a member of the JPMorgan Mutual Fund Board prior to January 1, 2022 and was born prior to January 1, 1950 shall retire from the Board at the end of the calendar year in which the Trustee attains the age of 78.

(2)
A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes eight registered investment companies (167 J.P. Morgan Funds).

*
In connection with prior employment with JPMorgan Chase, Ms. Pardo was the recipient of non-qualified pension plan payments from JPMorgan
Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully-funded qualified plan, which is not an obligation of JPMorgan Chase.

192	J.P. Morgan Money Market Funds	February 29, 2024

**	Designation as an “Interested Trustee” is based on prior employment by the Adviser or an affiliate of the Adviser or interests in a control person of the Adviser.
The contact address for each of the Trustees is 277 Park Avenue, New York, NY 10172.

February 29, 2024	J.P. Morgan Money Market Funds	193

OFFICERS
(Unaudited)

Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years
Brian S. Shlissel (1964), President and Principal Executive Officer (2016)	Managing Director and Chief Administrative Officer for J.P. Morgan pooled vehicles, J.P. Morgan Investment Management Inc. since 2014.
Timothy J. Clemens (1975), Treasurer and Principal Financial Officer (2018)	Managing Director, J.P. Morgan Investment Management Inc. Mr. Clemens has been with J.P. Morgan Investment Management Inc. since 2013.
Gregory S. Samuels (1980), Secretary (2019) (formerly Assistant Secretary 2010-2019)	Managing Director and Assistant General Counsel, JPMorgan Chase & Co. Mr. Samuels has been with JPMorgan Chase & Co. since 2010.
Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co. Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.
Kiesha Astwood-Smith (1973), Assistant Secretary (2021)
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since June 2021; Senior Director and
Counsel, Equitable Financial Life Insurance Company (formerly, AXA Equitable Life Insurance Company) from
September 2015 through June 2021.

Matthew Beck (1988), Assistant Secretary (2021)*
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since May 2021; Senior Legal Counsel,
Ultimus Fund Solutions from May 2018 through May 2021; General Counsel, The Nottingham Company from
April 2014 through May 2018.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*	Executive Director and Assistant General Counsel, JPMorgan Chase & Co. Ms. Davin has been with JPMorgan Chase & Co. (formerly Bank One Corporation) since 2004.
Jessica K. Ditullio (1962) Assistant Secretary (2005)*	Executive Director and Assistant General Counsel, JPMorgan Chase & Co. Ms. Ditullio has been with JPMorgan Chase & Co. (formerly Bank One Corporation) since 1990.
Anthony Geron (1971), Assistant Secretary (2018)
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since September 2018; Lead Director and Counsel, AXA Equitable Life Insurance Company from 2015 to 2018 and Senior Director and Counsel, AXA
Equitable Life Insurance Company from 2014 to 2015.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Executive Director and Assistant General Counsel, JPMorgan Chase & Co. Mr. Lekstutis has been with JPMorgan Chase & Co. since 2011.
Max Vogel (1990), Assistant Secretary (2021)	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since June 2021; Associate, Proskauer Rose LLP (law firm) from March 2017 to June 2021.
Zachary E. Vonnegut-Gabovitch (1986), Assistant Secretary (2017)	Executive Director and Assistant General Counsel, JPMorgan Chase & Co. Mr. Vonnegut-Gabovitch has been with JPMorgan Chase & Co. since September 2016.
Frederick J. Cavaliere (1978), Assistant Treasurer (2023)**	Executive Director, J.P. Morgan Investment Management Inc. Mr. Cavaliere has been with JPMorgan Chase & Co. since May 2006.
Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, J.P. Morgan Investment Management Inc. Mr. D’Ambrosio has been with J.P. Morgan Investment Management Inc. since 2012.
Aleksandr Fleytekh (1972), Assistant Treasurer (2019)	Executive Director, J.P. Morgan Investment Management Inc. Mr. Fleytekh has been with J.P. Morgan Investment Management Inc. since February 2012.
Shannon Gaines (1977), Assistant Treasurer (2018)*	Executive Director, J.P. Morgan Investment Management Inc. Mr. Gaines has been with J.P. Morgan Investment Management Inc. since January 2014.
Jeffrey D. House (1972), Assistant Treasurer (2017)*	Vice President, J.P. Morgan Investment Management Inc. Mr. House has been with J.P. Morgan Investment Management Inc. since July 2006.
Michael Mannarino (1985), Assistant Treasurer (2020)	Vice President, J.P. Morgan Investment Management Inc. Mr. Mannarino has been with J.P. Morgan Investment Management Inc. since 2014.
Joseph Parascondola (1963), Assistant Treasurer (2011)**	Executive Director, J.P. Morgan Investment Management Inc. Mr. Parascondola has been with J.P. Morgan Investment Management Inc. since 2006.

194	J.P. Morgan Money Market Funds	February 29, 2024

Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years
Gillian I. Sands (1969), Assistant Treasurer (2012)	Executive Director, J.P. Morgan Investment Management Inc. Ms. Sands has been with J.P. Morgan Investment Management Inc. since September 2012.

The contact address for each of the officers, unless otherwise noted, is 277 Park Avenue, New York, NY 10172.
*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.
**	The contact address for the officer is 575 Washington Boulevard, Jersey City, NJ 07310.

February 29, 2024	J.P. Morgan Money Market Funds	195

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)
Hypothetical $1,000 Investment
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2023, and continued to hold your shares at the end of the reporting period, February 29, 2024.
Actual Expenses
For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Prime Money Market Fund
Academy
Actual	$1,000.00	$1,027.50	$0.91	0.18%
Hypothetical	1,000.00	1,023.97	0.91	0.18
Agency
Actual	1,000.00	1,027.20	1.31	0.26
Hypothetical	1,000.00	1,023.57	1.31	0.26
Capital
Actual	1,000.00	1,027.40	0.86	0.17
Hypothetical	1,000.00	1,024.02	0.86	0.17
Empower
Actual	1,000.00	1,027.40	0.91	0.18
Hypothetical	1,000.00	1,023.97	0.91	0.18
IM
Actual	1,000.00	1,027.80	0.61	0.12
Hypothetical	1,000.00	1,024.27	0.60	0.12
Institutional Class
Actual	1,000.00	1,027.30	1.06	0.21
Hypothetical	1,000.00	1,023.82	1.06	0.21
Morgan
Actual	1,000.00	1,026.20	2.42	0.48
Hypothetical	1,000.00	1,022.48	2.41	0.48
Premier
Actual	1,000.00	1,026.10	2.17	0.43
Hypothetical	1,000.00	1,022.72	2.16	0.43
Reserve
Actual	1,000.00	1,024.80	3.52	0.70
Hypothetical	1,000.00	1,021.38	3.52	0.70

196	J.P. Morgan Money Market Funds	February 29, 2024

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Institutional Tax Free Money Market Fund
Agency
Actual	$1,000.00	$1,016.10	$1.30	0.26%
Hypothetical	1,000.00	1,023.57	1.31	0.26
Capital
Actual	1,000.00	1,016.50	0.90	0.18
Hypothetical	1,000.00	1,023.97	0.91	0.18
IM
Actual	1,000.00	1,016.60	0.75	0.15
Hypothetical	1,000.00	1,024.12	0.75	0.15
Institutional Class
Actual	1,000.00	1,016.40	1.05	0.21
Hypothetical	1,000.00	1,023.82	1.06	0.21
JPMorgan Securities Lending Money Market Fund
Agency SL
Actual	1,000.00	1,027.90	0.30	0.06
Hypothetical	1,000.00	1,024.56	0.30	0.06
JPMorgan Liquid Assets Money Market Fund
Agency
Actual	1,000.00	1,026.80	1.31	0.26
Hypothetical	1,000.00	1,023.57	1.31	0.26
Capital
Actual	1,000.00	1,027.20	0.91	0.18
Hypothetical	1,000.00	1,023.97	0.91	0.18
Institutional Class
Actual	1,000.00	1,027.10	1.06	0.21
Hypothetical	1,000.00	1,023.82	1.06	0.21
Investor
Actual	1,000.00	1,025.60	2.47	0.49
Hypothetical	1,000.00	1,022.43	2.46	0.49
Morgan
Actual	1,000.00	1,025.10	2.97	0.59
Hypothetical	1,000.00	1,021.93	2.97	0.59
Premier
Actual	1,000.00	1,025.90	2.22	0.44
Hypothetical	1,000.00	1,022.68	2.21	0.44
Reserve
Actual	1,000.00	1,024.60	3.47	0.69
Hypothetical	1,000.00	1,021.43	3.47	0.69
JPMorgan U.S. Government Money Market Fund
Academy
Actual	1,000.00	1,026.30	0.91	0.18
Hypothetical	1,000.00	1,023.97	0.91	0.18
Agency
Actual	1,000.00	1,025.90	1.31	0.26
Hypothetical	1,000.00	1,023.57	1.31	0.26
Capital
Actual	1,000.00	1,026.30	0.91	0.18
Hypothetical	1,000.00	1,023.97	0.91	0.18
Empower
Actual	1,000.00	1,026.30	0.91	0.18
Hypothetical	1,000.00	1,023.97	0.91	0.18

February 29, 2024	J.P. Morgan Money Market Funds	197

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited) (continued)
Hypothetical $1,000 Investment
	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan U.S. Government Money Market Fund (continued)
IM
Actual	$1,000.00	$1,026.50	$0.66	0.13%
Hypothetical	1,000.00	1,024.22	0.65	0.13
Institutional Class
Actual	1,000.00	1,026.10	1.06	0.21
Hypothetical	1,000.00	1,023.82	1.06	0.21
Investor
Actual	1,000.00	1,024.80	2.42	0.48
Hypothetical	1,000.00	1,022.48	2.41	0.48
Morgan
Actual	1,000.00	1,024.20	2.92	0.58
Hypothetical	1,000.00	1,021.98	2.92	0.58
Premier
Actual	1,000.00	1,025.00	2.16	0.43
Hypothetical	1,000.00	1,022.72	2.16	0.43
Reserve
Actual	1,000.00	1,023.70	3.42	0.68
Hypothetical	1,000.00	1,021.48	3.42	0.68
Service
Actual	1,000.00	1,022.00	5.18	1.03
Hypothetical	1,000.00	1,019.74	5.17	1.03
JPMorgan U.S. Treasury Plus Money Market Fund
Academy
Actual	1,000.00	1,026.20	0.91	0.18
Hypothetical	1,000.00	1,023.97	0.91	0.18
Agency
Actual	1,000.00	1,025.80	1.31	0.26
Hypothetical	1,000.00	1,023.57	1.31	0.26
Capital
Actual	1,000.00	1,026.20	0.91	0.18
Hypothetical	1,000.00	1,023.97	0.91	0.18
Empower
Actual	1,000.00	1,026.20	0.91	0.18
Hypothetical	1,000.00	1,023.97	0.91	0.18
IM
Actual	1,000.00	1,026.50	0.66	0.13
Hypothetical	1,000.00	1,024.22	0.65	0.13
Institutional Class
Actual	1,000.00	1,026.10	1.06	0.21
Hypothetical	1,000.00	1,023.82	1.06	0.21
Investor
Actual	1,000.00	1,024.70	2.42	0.48
Hypothetical	1,000.00	1,022.48	2.41	0.48
Morgan
Actual	1,000.00	1,024.20	2.92	0.58
Hypothetical	1,000.00	1,021.98	2.92	0.58
Premier
Actual	1,000.00	1,025.00	2.16	0.43
Hypothetical	1,000.00	1,022.72	2.16	0.43
Reserve
Actual	1,000.00	1,023.70	3.42	0.68
Hypothetical	1,000.00	1,021.48	3.42	0.68

198	J.P. Morgan Money Market Funds	February 29, 2024

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Federal Money Market Fund
Agency
Actual	$1,000.00	$1,025.90	$1.31	0.26%
Hypothetical	1,000.00	1,023.57	1.31	0.26
Institutional Class
Actual	1,000.00	1,026.10	1.06	0.21
Hypothetical	1,000.00	1,023.82	1.06	0.21
Morgan
Actual	1,000.00	1,024.20	2.97	0.59
Hypothetical	1,000.00	1,021.93	2.97	0.59
Premier
Actual	1,000.00	1,025.00	2.22	0.44
Hypothetical	1,000.00	1,022.68	2.21	0.44
JPMorgan 100% U.S. Treasury Securities Money Market Fund
Academy
Actual	1,000.00	1,026.30	0.91	0.18
Hypothetical	1,000.00	1,023.97	0.91	0.18
Agency
Actual	1,000.00	1,025.90	1.31	0.26
Hypothetical	1,000.00	1,023.57	1.31	0.26
Capital
Actual	1,000.00	1,026.30	0.91	0.18
Hypothetical	1,000.00	1,023.97	0.91	0.18
Empower
Actual	1,000.00	1,026.30	0.91	0.18
Hypothetical	1,000.00	1,023.97	0.91	0.18
IM
Actual	1,000.00	1,026.60	0.66	0.13
Hypothetical	1,000.00	1,024.22	0.65	0.13
Institutional Class
Actual	1,000.00	1,026.20	1.06	0.21
Hypothetical	1,000.00	1,023.82	1.06	0.21
Morgan
Actual	1,000.00	1,024.30	2.92	0.58
Hypothetical	1,000.00	1,021.98	2.92	0.58
Premier
Actual	1,000.00	1,025.00	2.16	0.43
Hypothetical	1,000.00	1,022.72	2.16	0.43
Reserve
Actual	1,000.00	1,023.80	3.42	0.68
Hypothetical	1,000.00	1,021.48	3.42	0.68
JPMorgan Tax Free Money Market Fund
Agency
Actual	1,000.00	1,016.30	1.30	0.26
Hypothetical	1,000.00	1,023.57	1.31	0.26
Institutional Class
Actual	1,000.00	1,016.60	1.05	0.21
Hypothetical	1,000.00	1,023.82	1.06	0.21
Morgan
Actual	1,000.00	1,014.70	2.96	0.59
Hypothetical	1,000.00	1,021.93	2.97	0.59

February 29, 2024	J.P. Morgan Money Market Funds	199

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited) (continued)
Hypothetical $1,000 Investment
	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Tax Free Money Market Fund (continued)
Premier
Actual	$1,000.00	$1,015.50	$2.15	0.43%
Hypothetical	1,000.00	1,022.72	2.16	0.43
Reserve
Actual	1,000.00	1,014.20	3.41	0.68
Hypothetical	1,000.00	1,021.48	3.42	0.68
JPMorgan Municipal Money Market Fund
Agency
Actual	1,000.00	1,016.30	1.30	0.26
Hypothetical	1,000.00	1,023.57	1.31	0.26
Institutional Class
Actual	1,000.00	1,016.60	1.05	0.21
Hypothetical	1,000.00	1,023.82	1.06	0.21
Morgan
Actual	1,000.00	1,014.70	2.96	0.59
Hypothetical	1,000.00	1,021.93	2.97	0.59
Premier
Actual	1,000.00	1,015.40	2.20	0.44
Hypothetical	1,000.00	1,022.68	2.21	0.44
Service
Actual	1,000.00	1,012.40	5.20	1.04
Hypothetical	1,000.00	1,019.69	5.22	1.04
JPMorgan California Municipal Money Market Fund
Agency
Actual	1,000.00	1,014.90	1.30	0.26
Hypothetical	1,000.00	1,023.57	1.31	0.26
Institutional Class
Actual	1,000.00	1,015.10	1.05	0.21
Hypothetical	1,000.00	1,023.82	1.06	0.21
Morgan
Actual	1,000.00	1,013.20	2.95	0.59
Hypothetical	1,000.00	1,021.93	2.97	0.59
Premier
Actual	1,000.00	1,013.90	2.25	0.45
Hypothetical	1,000.00	1,022.63	2.26	0.45
Service
Actual	1,000.00	1,010.90	5.25	1.05
Hypothetical	1,000.00	1,019.64	5.27	1.05
JPMorgan New York Municipal Money Market Fund
Agency
Actual	1,000.00	1,016.20	1.30	0.26
Hypothetical	1,000.00	1,023.57	1.31	0.26
Institutional Class
Actual	1,000.00	1,016.40	1.05	0.21
Hypothetical	1,000.00	1,023.82	1.06	0.21
Morgan
Actual	1,000.00	1,014.50	2.96	0.59
Hypothetical	1,000.00	1,021.93	2.97	0.59
Premier
Actual	1,000.00	1,015.30	2.20	0.44
Hypothetical	1,000.00	1,022.68	2.21	0.44

200	J.P. Morgan Money Market Funds	February 29, 2024

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan New York Municipal Money Market Fund (continued)
Reserve
Actual	$1,000.00	$1,014.00	$3.51	0.70%
Hypothetical	1,000.00	1,021.38	3.52	0.70
Service
Actual	1,000.00	1,012.30	5.20	1.04
Hypothetical	1,000.00	1,019.69	5.22	1.04

*	Expenses are equal to each Class’ respective annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

February 29, 2024	J.P. Morgan Money Market Funds	201

202

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended February 29, 2024. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2024. The information necessary to complete your income tax returns for the calendar year ending December 31, 2024 will be provided under separate cover.
Long Term Capital Gain
Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended February 29, 2024:
Long-Term Capital Gain Distribution
JPMorgan Tax Free Money Market Fund	$85
JPMorgan New York Municipal Money Market Fund	13
Qualified Interest Income (QII) and Short-Term Capital Gain
Each Fund listed below paid the following amount, or maximum allowable amount, of ordinary distributions treated as qualified interest income and short-term capital gains for the fiscal year ended February 29, 2024:
Qualified Interest Income
JPMorgan Prime Money Market Fund	$2,303,846
JPMorgan Liquid Assets Money Market Fund	1,539,892
JPMorgan U.S. Government Money Market Fund	12,895,576
JPMorgan U.S. Treasury Plus Money Market Fund	1,877,164
JPMorgan Federal Money Market Fund	340,726
JPMorgan 100% U.S. Treasury Securities Money Market Fund	7,384,735
Tax Exempt Income
Each Fund listed below had the following amount, or maximum allowable amount, of dividends paid from investment income that are exempt from federal income tax for the fiscal year ended February 29, 2024:
Exempt Distributions Paid
JPMorgan Institutional Tax Free Money Market Fund	$45,072
JPMorgan Tax Free Money Market Fund	330,477
JPMorgan Municipal Money Market Fund	49,661
JPMorgan California Municipal Money Market Fund	13,352
JPMorgan New York Municipal Money Market Fund	66,201
Treasury Income
Each Fund listed below had the following percentage, or maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 29, 2024:
Income from U.S. Treasury Obligations
JPMorgan Prime Money Market Fund	0.4%
JPMorgan Institutional Tax Free Money Market Fund	0.3
JPMorgan Securities Lending Money Market Fund	0.2
JPMorgan Liquid Assets Money Market Fund	0.5
JPMorgan U.S. Government Money Market Fund	16.1
JPMorgan U.S. Treasury Plus Money Market Fund	19.6
JPMorgan Federal Money Market Fund	37.6
JPMorgan 100% U.S. Treasury Securities Money Market Fund	97.7
JPMorgan Tax Free Money Market Fund	0.1
JPMorgan Municipal Money Market Fund	0.1
JPMorgan New York Municipal Money Market Fund	0.2
Interest Dividends
Each Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions eligible to be treated as 163(j) interest dividends for the fiscal year ended February 29, 2024:
Interest Dividends
JPMorgan Prime Money Market Fund	100.0%
JPMorgan Liquid Assets Money Market Fund	100.0
JPMorgan U.S. Government Money Market Fund	100.0
JPMorgan U.S. Treasury Plus Money Market Fund	100.0
JPMorgan Federal Money Market Fund	100.0
JPMorgan 100% U.S. Treasury Securities Money Market Fund	100.0

February 29, 2024	J.P. Morgan Money Market Funds	203

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
○Social Security number and account balances
○transaction history and account transactions
○checking account information and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’
personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don't share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions? Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.

How does J.P. Morgan Funds collect my personal information?	We collect your personal information, for example, when you:
○open an account or provide contact information
○give us your account information or pay us by check
○make a wire transfer
We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?	Federal law gives you the right to limit only:
○sharing for affiliates’ everyday business purposes – information about your creditworthiness
○affiliates from using your information to market to you
○sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
○J.P. Morgan Funds does not share with our affiliates.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
○J.P. Morgan Funds does not share with nonaffiliates so they can market to you.

Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
○J.P. Morgan Funds doesn’t jointly market.

THIS PAGE IS INTENTIONALLY LEFT BLANK

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
Each Fund files a complete schedule of its portfolio holdings with the SEC each month on Form N-MFP. The Funds’ Form N-MFP reports are available on the SEC’s website at http://www.sec.gov. Each Fund’s monthly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
Effective January 24, 2023, the SEC adopted rule and form amendments that will result in changes to the design and delivery of shareholder reports of mutual funds and ETFs, requiring them to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.
A description of each Fund's policies and procedures with respect to the disclosure of each Fund's holdings is available in the prospectuses and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2024. All rights reserved. February 2024.
AN-MMKT-224

Annual Report
J.P. Morgan Municipal Bond Funds
February 29, 2024
JPMorgan California Tax Free Bond Fund
JPMorgan National Municipal Income Fund
JPMorgan New York Tax Free Bond Fund
JPMorgan Short-Intermediate Municipal Bond Fund
JPMorgan Tax Free Bond Fund
JPMorgan Ultra-Short Municipal Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

Letter to Shareholders
April 15, 2024 (Unaudited)
Dear Shareholder,
Financial markets largely rallied through the final months of 2023 and into the first quarter of 2024, as leading central banks refrained from implementing further interest rate increases. Equity markets generally outperformed bond markets for the twelve months ended February 29, 2024, led by four consecutive months of net gains in U.S. equity prices.
“The global economic outlook for the year ahead remains positive and financial markets appear more resilient than a year ago.” — Brian S. Shlissel
Economic data were stronger than many economists expected in the face of elevated interest rates throughout the year. Following weak but positive economic growth in the first half of 2023, U.S. gross domestic product increased to 4.9% in the third quarter and 3.4% growth in the final quarter of the year. While the U.S. unemployment rate rose slightly during the second half of the year, it remained below 4% for the entire 12 month period and monthly job growth data frequently surpassed the consensus forecasts of economists.
Meanwhile, the U.S. Federal Reserve (the “Fed”) continued to raise interest rates through the end of summer 2023, then settled on a benchmark lending rate range of 5.25 - 5.50% through the first quarter of 2024. The European Central Bank and the Bank of England followed similar trajectories, raising interest rates at regular intervals into the third quarter of 2023 and then holding rates at those elevated levels for the remainder of the period. Notably, the Bank of Japan raised interest rates for the first time in 17 years in mid-March 2024, ending eight years of negative interest rates and setting its benchmark rate range at 0.0 to 0.1%.
The Fed and certain other leading central banks fueled investor expectations for interest rate reductions in 2024 and growing optimism that developed market economies could enjoy a “soft landing” of positive growth coupled with relatively low unemployment.
However, there remain significant risks to the macroeconomic backdrop. Slower economic growth due to the impact of higher interest rates could leave the U.S. economy more vulnerable to potential shocks from geopolitical events, natural disasters or political turmoil, particularly taking into account the upcoming U.S. presidential election. Additionally, financial markets may also come under pressure should the Fed decide not to reduce interest rates to the extent anticipated by investors. Finally, the recent run-up in U.S. equity prices could lead to increased volatility in certain sectors of the market.
The global economic outlook for the year ahead remains positive and financial markets appear to be more resilient than a year ago. Global growth is estimated at 2.9% this year and 3.0% for 2025, with a continued decline in inflation, according to the Organization for Economic Cooperation and Development’s February 2024 forecast. However, across market cycles, we believe that those investors who hold a well-diversified portfolio and a long-term view are best positioned.
Our suite of investment solutions seeks to provide investors with the ability to build durable portfolios that meet their financial goals, regardless of macroeconomic and geopolitical uncertainties.
Sincerely,

Brian S. Shlissel
President, J.P. Morgan Funds
J.P. Morgan Asset Management
1-800-480-4111 or www.jpmorganfunds.com for more information

February 29, 2024	J.P. Morgan Municipal Bond Funds	1

J.P. Morgan Municipal Bond Funds
MARKET OVERVIEW
TWELVE MONTHS ENDED February 29, 2024 (Unaudited)
While bond markets generally underperformed equity markets during the period, fixed income securities rallied in late 2023 as leading central banks signaled that they could begin to lower interest rates in 2024. Overall, U.S. high yield bonds (also known as junk bonds) and emerging markets debt outperformed other sectors of the bond market, and corporate debt generally outperformed U.S. Treasury bonds and other developed markets sovereign debt for the twelve months ended February 29, 2024.
Global economic growth was stronger than expected in the first quarter of 2023, but in late March, Silicon Valley Bank collapsed after management sold off the bank’s portfolio of U.S. Treasury bonds at a steep loss, which triggered a run on the bank’s deposits. While U.S. regulators moved swiftly to guarantee some deposits at the bank to prevent further contagion, depositors began withdrawing cash from First Republic Bank. At the end of April, U.S. regulators announced First Republic Bank had been closed and sold to J.P. Morgan Chase & Co. Meanwhile, the Swiss government brokered a takeover of troubled Credit Suisse by UBS Group AG. These events sharply elevated market volatility in the banking sector, particularly in U.S. regional bank stocks.
Throughout the first half of 2023, leading central banks continued to raise interest rates at regular intervals in an effort to ease inflationary pressures. By the end of summer 2023, inflation data in the U.S. and across Europe had shown significant reduction in core consumer prices. In response, the U.S. Federal Reserve, the European Central Bank and the Bank of England in separate decisions each declined to raise interest rates further during the final months of 2023.
By the start of the second half of 2023, the general consensus view of economists was that interest rates would remain elevated for an extended period, particularly in the U.S. where labor markets remained tight and economic growth was generally stronger than expected. However, at its December meeting, the U.S. Federal Reserve indicated that it was prepared to begin the process of cutting interest rates in 2024, given the trajectory of inflation data.
Global economic growth largely proved more resilient than economists’ forecasts during the period, led by expansions in the U.S., Japan, India and select emerging markets. Meanwhile, the Eurozone, U.K., China and Canada struggled with weaker growth. China’s economy faced low levels of consumer spending and business confidence, along with long-standing debt issues in the domestic property sector. Across Europe, weakness in consumer and business spending and ongoing stresses from the war in Ukraine weighed on economic growth. Notably, inflation data in the U.K. indicated that prices were declining at a somewhat slower pace than in other developed markets.
However, investor concerns about a potential economic recession receded during the period as data showed a general trend toward stability in labor markets amid declining inflation and the pivot in the policies of leading central banks.
For the twelve months ended February 29, 2024, the Bloomberg 1 Year Municipal Bond Index returned 3.53%, Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index returned 4.62% and the Bloomberg US Municipal Index returned 5.42%.

2	J.P. Morgan Municipal Bond Funds	February 29, 2024

JPMorgan California Tax Free Bond Fund
FUND COMMENTARY
TWELVE MONTHS ENDED February 29, 2024 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares) *	4.67%
Bloomberg LB California 1–17 Year Muni Index	4.61%
Net Assets as of 2/29/2024 (In Thousands)	$306,661
Duration as of 2/29/2024	5.2 Years
INVESTMENT OBJECTIVE**
The JPMorgan California Tax Free Bond Fund (the “Fund”) seeks to provide high after-tax total return for California residents consistent with moderate risk of capital.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the twelve months ended February 29, 2024, the Fund’s Class I Shares outperformed the Bloomberg LB California 1-17 Year Muni Index (the “Benchmark”).
Relative to the Benchmark, the Fund’s longer overall duration was a leading contributor to performance as interest rates generally fell during the second half of the period. Generally, bonds with longer duration will experience a larger price increase compared with shorter duration bonds when interest rates fall. The Fund’s underweight position in California general obligation bonds, which underperformed certain other general obligation bonds, also contributed to relative performance.
The Fund’s underweight positions in bonds rated single-A and BBB were leading detractors from relative performance as lower rated bonds generally outperformed higher rated bonds during the period. The Fund’s overweight position in the 0-to-1 year portion of the yield curve and Fund’s shorter duration within the transportation and hospital sectors also detracted from relative performance. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.
HOW WAS THE FUND POSITIONED?
The Fund’s portfolio managers preferred to invest in issuances from large, highly rated state and local municipalities. Among revenue bond sectors, the portfolio managers preferred essential service sectors, including water & sewer. Fund positioning is generally a result of security structure, duration, credit quality and the unique characteristics of the California municipal bond market.
CREDIT QUALITY ALLOCATIONS AS OF FEBRUARY 29, 2024	PERCENT OF TOTAL INVESTMENTS
AAA	20.0%
AA	58.8
A	15.9
BBB	2.3
B	1.2
NR	1.8

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

February 29, 2024	J.P. Morgan Municipal Bond Funds	3

JPMorgan California Tax Free Bond Fund
FUND COMMENTARY
TWELVE MONTHS ENDED February 29, 2024 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF February 29, 2024

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	September 10, 2001
With Sales Charge *		0.49%	0.44%	1.30%
Without Sales Charge		4.45	1.21	1.69
CLASS C SHARES	February 19, 2005
With CDSC **		2.95	0.71	1.29
Without CDSC		3.95	0.71	1.29
CLASS I SHARES	December 23, 1996	4.67	1.33	1.80
CLASS R6 SHARES	October 1, 2018	4.77	1.43	1.86

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.
TEN YEAR FUND PERFORMANCE (2/28/14 TO 2/29/24)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan California Tax Free Bond Fund and the Bloomberg LB California 1-17 Year Muni Index from February 28, 2014 to February 29, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg LB California 1-17 Year Muni Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg LB California 1-17 Year Muni Index represents the performance of California municipal bonds with maturities from 1 to 17 years.
Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.
Class I Shares have a $1,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

4	J.P. Morgan Municipal Bond Funds	February 29, 2024

JPMorgan National Municipal Income Fund
FUND COMMENTARY
TWELVE MONTHS ENDED February 29, 2024 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares) *	4.34%
Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index	4.62%
Net Assets as of 2/29/2024 (In Thousands)	$2,247,804
Duration as of 2/29/2024	5.8 Years
INVESTMENT OBJECTIVE**
The JPMorgan National Municipal Income Fund (the “Fund”) seeks to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Fund’s investment objective, “gross income” means gross income for federal tax purposes.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the twelve months ended February 29, 2024, the Fund’s Class I Shares underperformed the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index (the “Benchmark").
Relative to the Benchmark, the Fund’s underweight positions in the housing and leasing sectors and its overweight allocation to bonds of 0-to-2 year maturities were leading detractors from performance relative to the Benchmark. The Fund’s shorter duration in California and New Jersey bonds also detracted from relative performance. Generally, bonds of shorter duration will experience a smaller increase in price compared with longer duration bonds when interest rates fall.
The Fund’s longer overall duration was a leading contributor to relative performance as interest rates generally rose in the second half of the period. The Fund’s underweight allocations to bonds rated AAA and AA, its underweight positions in state general obligation bonds and its overweight position in industrial development revenue/pollution control revenue bonds also contributed to relative performance.
HOW WAS THE FUND POSITIONED?
During the period, the Fund’s portfolio managers employed a bottom-up, security selection-based investment approach and sought to take advantage of opportunities stemming from increased volatility, supply pressures and headline credit risk.
CREDIT QUALITY ALLOCATIONS AS OF FEBRUARY 29, 2024	PERCENT OF TOTAL INVESTMENTS
AAA	11.7%
AA	45.9
A	27.4
BBB	6.9
BB	0.7
CCC	1.2
NR	6.2

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

February 29, 2024	J.P. Morgan Municipal Bond Funds	5

JPMorgan National Municipal Income Fund
FUND COMMENTARY
TWELVE MONTHS ENDED February 29, 2024 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF February 29, 2024

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	December 31, 2003
With Sales Charge *		0.33%	0.46%	1.19%
Without Sales Charge		4.19	1.24	1.58
CLASS C SHARES	December 31, 2003
With CDSC **		2.52	0.70	1.11
Without CDSC		3.52	0.70	1.11
CLASS I SHARES	September 10, 2001	4.34	1.49	1.83
CLASS R6 SHARES	November 6, 2017	4.44	1.59	1.90

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.
TEN YEAR FUND PERFORMANCE (2/28/14 TO 2/29/24)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan National Municipal Income Fund and the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index from February 28, 2014 to February 29, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index represents the performance of municipal bonds with maturities from 1 to 17 years.
Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.
Class I Shares have a $1,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

6	J.P. Morgan Municipal Bond Funds	February 29, 2024

JPMorgan New York Tax Free Bond Fund
FUND COMMENTARY
TWELVE MONTHS ENDED February 29, 2024 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge) *	4.34%
Bloomberg New York Intermediate (1–17 Year) Maturities Index	4.87%
Net Assets as of 2/29/2024 (In Thousands)	$373,702
Duration as of 2/29/2024	5.2 Years
INVESTMENT OBJECTIVE**
The JPMorgan New York Tax Free Bond Fund (the “Fund”) seeks to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes. It also seeks to protect the value of your investment.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the twelve months ended February 29, 2024, the Fund’s Class A Shares underperformed the Bloomberg New York Intermediate (1-17 year) Maturities Index (the “Benchmark").
Relative to the Benchmark, the Fund’s longer overall duration was a leading contributor to performance as interest rates fell in the second half of the period. Generally, bonds of longer duration will experience a larger increase in price compared with shorter duration bonds when interest rates fall. The Fund’s overweight position in the industrial development revenue/pollution control revenue bonds sector, its underweight position in the water & sewer bonds sector and its overweight allocation to bonds rated single-A and lower also contributed to relative performance.
The Fund’s overweight position in the 0-to-1 year portion of the yield curve, and its underweight positions in the transportation and hospitals sectors were leading detractors from performance relative to the Benchmark.
HOW WAS THE FUND POSITIONED?
The Fund’s portfolio managers preferred to invest in issuances from large, highly rated state and local municipalities. Among revenue bond sectors, the managers preferred essential service sectors. Fund positioning is generally a result of security structure, duration, credit quality and the unique characteristics of the New York State municipal bond market.
CREDIT QUALITY ALLOCATIONS AS OF FEBRUARY 29, 2024	PERCENT OF TOTAL INVESTMENTS
AAA	22.3%
AA	60.4
A	10.5
BBB	5.0
BB	0.3
NR	1.5

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

February 29, 2024	J.P. Morgan Municipal Bond Funds	7

JPMorgan New York Tax Free Bond Fund
FUND COMMENTARY
TWELVE MONTHS ENDED February 29, 2024 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF February 29, 2024

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 16, 2001
With Sales Charge *		0.40%	0.55%	1.12%
Without Sales Charge		4.34	1.31	1.51
CLASS C SHARES	January 31, 2003
With CDSC **		2.80	0.80	1.04
Without CDSC		3.80	0.80	1.04
CLASS I SHARES	September 10, 2001	4.42	1.49	1.73
CLASS R6 SHARES	October 1, 2018	4.52	1.59	1.79

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.
TEN YEAR FUND PERFORMANCE (2/28/14 TO 2/29/24)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan New York Tax Free Bond Fund and the Bloomberg New York Intermediate (1–17 Year) Maturities Index from February 28, 2014 to February 29, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg New York Intermediate (1–17 Year) Maturities Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg New York Intermediate (1–17 Year) Maturities Index represents the performance of New York municipal bonds with maturities from 1 to 17 years.
Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.
Class A Shares have a $10,000 minimum initial investment and carry a 3.75% sales charge.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

8	J.P. Morgan Municipal Bond Funds	February 29, 2024

JPMorgan Short-Intermediate Municipal Bond Fund
FUND COMMENTARY
TWELVE MONTHS ENDED February 29, 2024 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge) *	3.08%
Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index	3.71%
Net Assets as of 2/29/2024 (In Thousands)	$815,398
Duration as of 2/29/2024	2.6 Years
INVESTMENT OBJECTIVE**
The JPMorgan Short-Intermediate Municipal Bond Fund (the “Fund”) seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the twelve months ended February 29, 2024, the Fund underperformed the Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index (the “Benchmark").
Relative to the Benchmark, the Fund’s overweight positions in the hospitals and special tax sectors were leading detractors from performance. The Fund’s overweight allocation to local general obligation bonds and its overweight allocation to bonds of 5-to-6 year durations also detracted from relative performance. Duration is a measure of a bond’s price sensitivity relative to changes in interest rates. Generally, bonds of shorter duration will experience a smaller increase in price relative to longer duration bonds when interest rates fall.
The Fund’s overweight allocation to bonds with durations of 6+ years was a leading contributor to relative performance as interest rates generally fell during the period. The Fund’s overweight positions in the industrial development revenue/pollution control revenue and leasing sectors, and its overweight allocation to bonds rated single-A and BBB also contributed to performance.
HOW WAS THE FUND POSITIONED?
During the period, the Fund's portfolio managers employed a bottom-up, security selection-based investment approach. The Fund’s managers sought to take advantage of opportunities stemming from increased volatility, supply pressures and headline credit risk while maintaining the Fund’s bias toward higher quality issuances.
CREDIT QUALITY ALLOCATIONS AS OF FEBRUARY 29, 2024	PERCENT OF TOTAL INVESTMENTS
AAA	19.4%
AA	43.2
A	29.4
BBB	6.0
BB	0.5
NR	1.5

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

February 29, 2024	J.P. Morgan Municipal Bond Funds	9

JPMorgan Short-Intermediate Municipal Bond Fund
FUND COMMENTARY
TWELVE MONTHS ENDED February 29, 2024 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF February 29, 2024

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	May 4, 1998
With Sales Charge *		0.77%	0.26%	0.56%
Without Sales Charge		3.08	0.72	0.79
CLASS C SHARES	November 1, 2001
With CDSC **		1.52	0.19	0.38
Without CDSC		2.52	0.19	0.38
CLASS I SHARES	June 19, 2009	3.53	1.16	1.25
CLASS R6 SHARES	October 1, 2018	3.58	1.23	1.28

*	Sales Charge for Class A Shares is 2.25%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.
TEN YEAR FUND PERFORMANCE (2/28/14 TO 2/29/24)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Short-Intermediate Municipal Bond Fund and the Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index from February 28, 2014 to February 29, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index is an unmanaged index of investment grade tax-exempt municipal bonds with maturities of 1–5.999 years. Investors cannot invest directly in an index.
Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.
Class A Shares have a $1,000 minimum initial investment and carry a 2.25% sales charge.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

10	J.P. Morgan Municipal Bond Funds	February 29, 2024

JPMorgan Tax Free Bond Fund
FUND COMMENTARY
TWELVE MONTHS ENDED February 29, 2024 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge) *	5.44%
Bloomberg US Municipal Index	5.42%
Net Assets as of 2/29/2024 (In Thousands)	$833,018
Duration as of 2/29/2024	6.9 Years
INVESTMENT OBJECTIVE**
The JPMorgan Tax Free Bond Fund (the “Fund”) seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the twelve months ended February 29, 2024, the Fund outperformed the Bloomberg US Municipal Index (the “Benchmark").
Relative to the Benchmark, the Fund’s longer overall duration was a leading contributor to performance as interest rates generally fell during the second half of the period. Generally, bonds of longer duration will experience a larger increase in price compared with shorter duration bonds when interest rates fall. The Fund’s underweight allocation to bonds rated AA and its overweight allocation to bonds rated single-A and BBB also contributed to relative performance as lower quality bonds outperformed higher quality bonds during the period. The Fund’s overweight allocation to 4% coupons and its overweight positions in the industrial development revenue/pollution control revenue and special tax sectors also contributed to relative performance.
The Fund’s underweight positions in the housing, transportation and leasing sectors were leading detractors from performance relative to the Benchmark. The Fund’s allocation to credit default swaps to hedge credit risk in the portfolio, and its out-of-Benchmark allocations to bonds rated BB and CCC also detracted from relative performance.
HOW WAS THE FUND POSITIONED?
The Fund's portfolio managers continued to employ a bottom-up, security selection-based investment approach and sought to take advantage of opportunities stemming from increased volatility, supply pressures and headline credit risk.
CREDIT QUALITY ALLOCATIONS AS OF FEBRUARY 29, 2024	PERCENT OF TOTAL INVESTMENTS
AAA	34.2%
AA	29.3
A	21.6
BBB	8.1
BB	1.8
CCC	0.3
NR	4.7

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

February 29, 2024	J.P. Morgan Municipal Bond Funds	11

JPMorgan Tax Free Bond Fund
FUND COMMENTARY
TWELVE MONTHS ENDED February 29, 2024 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF February 29, 2024

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 1, 1988
With Sales Charge *		1.46%	0.38%	1.73%
Without Sales Charge		5.44	1.15	2.12
CLASS C SHARES	July 1, 2008
With CDSC **		3.88	0.57	1.62
Without CDSC		4.88	0.57	1.62
CLASS I SHARES	February 1, 1995	5.71	1.38	2.34
CLASS R6 SHARES	October 1, 2018	5.76	1.41	2.35

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.
TEN YEAR FUND PERFORMANCE (2/28/14 TO 2/29/24)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Tax Free Bond Fund and the Bloomberg US Municipal Index from February 28, 2014 to February 29, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Bloomberg US Municipal Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg US Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. Investors cannot invest directly in an index.
Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.
Class A Shares have a $1,000 minimum initial investment and carry a 3.75% sales charge.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

12	J.P. Morgan Municipal Bond Funds	February 29, 2024

JPMorgan Ultra-Short Municipal Fund
FUND COMMENTARY
TWELVE MONTHS ENDED February 29, 2024 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares) *	3.66%
Bloomberg 1 Year Municipal Bond Index	3.53%
Net Assets as of 2/29/2024 (In Thousands)	$1,740,502
Duration as of 2/29/2024	0.5 Years
INVESTMENT OBJECTIVE**
The JPMorgan Ultra-Short Municipal Fund (the “Fund”) seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the twelve months ended February 29, 2024, the Fund outperformed the Bloomberg 1 Year Municipal Bond Index (the “Benchmark").
Relative to the Benchmark, the Fund’s overweight allocation to bonds with durations of 1 to 2 years was a leading contributor to performance. Duration is a measure of a bond’s price sensitivity relative to changes in interest rates. Generally, bonds of longer duration will experience a larger increase in price compared with shorter duration bonds when interest rates fall. The Fund’s underweight position in the pre-refunded bond sector and its overweight allocations to bonds rated single-A and BBB also contributed to relative performance.
The Fund’s out-of-Benchmark allocation to variable rate notes, which were used to manage the Fund’s day-to-day liquidity and are an integral part of Fund strategy, was a leading detractor from performance. The Fund’s shorter duration within the hospital bonds sector and its overweight allocation to New Jersey bonds also detracted from relative performance.
HOW WAS THE FUND POSITIONED?
During the period, the Fund sought to maintain an average weighted maturity of two years or less, and the Fund’s investment adviser used a risk/reward analysis to identify investments that it believed would perform well over market cycles.
CREDIT QUALITY ALLOCATIONS AS OF FEBRUARY 29, 2024	PERCENT OF TOTAL INVESTMENTS
AAA	18.7%
AA	27.4
A	26.2
BBB	6.0
NR	21.7

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

February 29, 2024	J.P. Morgan Municipal Bond Funds	13

JPMorgan Ultra-Short Municipal Fund
FUND COMMENTARY
TWELVE MONTHS ENDED February 29, 2024 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF February 29, 2024

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES *	May 31, 2016	3.41%	0.96%	0.92%
CLASS I SHARES	May 31, 2016	3.66	1.16	1.12

*
Performance of Class A Shares reflects no initial sales charge. Prior to September 15, 2020, the maximum initial sales charge applicable to
Class A Shares was 2.25%, which is not reflected in the performance shown in the table above.

LIFE OF FUND PERFORMANCE (5/31/16 TO 2/29/24)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The Fund commenced operations on May 31, 2016.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Ultra-Short Municipal Fund and the Bloomberg 1 Year Municipal Bond Index from May 31, 2016 to February 29, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg 1 Year Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. The Bloomberg 1 Year Municipal Bond Index is an unmanaged index that includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, and have maturities of 1 to 2 years. Investors cannot invest directly in an index.
Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.
Class I Shares have a $1,000,000 minimum initial investment.
Subsequent to the inception of the Fund on May 31, 2016 until August 31, 2016, the Fund did not experience any shareholder activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

14	J.P. Morgan Municipal Bond Funds	February 29, 2024

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds—97.7% (a)
Alabama—0.3%
Utility—0.3%
Southeast Alabama Gas Supply District (The), Project No. 2, Series 2024 B, Rev., 5.00%, 5/1/2032 (b) (c)	1,000	1,064
Arizona—0.6%
Education—0.6%
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund, Series 2023A, Rev., 5.00%, 11/1/2042	1,795	1,939
California—93.9%
Certificate of Participation/Lease—0.4%
County of San Diego, County Public Health and Capital Improvement
Series 2023, COP, 5.00%, 10/1/2036	670	804
Series 2023, COP, 5.00%, 10/1/2037	425	505
		1,309
Education—8.0%
California Educational Facilities Authority, Art Centre College of Design, Series 2022A, Rev., 5.00%, 12/1/2032	275	303
California Educational Facilities Authority, Stanford University
Series T-1, Rev., 5.00%, 3/15/2039	1,535	1,895
Series U-4, Rev., 5.00%, 6/1/2043	2,000	2,454
Series U-6, Rev., 5.00%, 5/1/2045	1,500	1,840
California Enterprise Development Authority, Riverside County, Rocketship Public Schools-Obligated Group No. 2
Series 2022A, Rev., 4.00%, 6/1/2027 (d)	315	307
Series 2022A, Rev., 4.00%, 6/1/2031 (d)	1,250	1,189
California School Finance Authority, Green Dot Public Schools Project, Series 2022A, Rev., 5.00%, 8/1/2032 (d)	350	367
California State University, Systemwide, Series 2023A, Rev., 5.00%, 11/1/2044	2,660	3,070
Palmdale Elementary School District
Series 2023, 5.00%, 8/1/2041	250	283
Series 2023, 4.00%, 8/1/2043	1,000	1,016
Series 2023, 5.00%, 8/1/2044	800	898
University of California
Series 2014AM, Rev., 5.00%, 5/15/2024	1,500	1,505
Series 2014AM, Rev., 5.25%, 5/15/2024	1,500	1,506
Series 2020BE, Rev., 5.00%, 5/15/2034	1,065	1,229
Series 2016AR, Rev., 5.00%, 5/15/2035	1,500	1,568
INVESTMENTS	Principal Amount ($000)	Value ($000)

Education — continued
Series 2023BN, Rev., 5.00%, 5/15/2042	3,000	3,466
University of California, Limited Project, Series 2018O, Rev., 5.00%, 5/15/2034	1,500	1,655
		24,551
General Obligation—21.0%
Allan Hancock Joint Community College District, GO, 5.00%, 8/1/2030	1,250	1,259
City and County of San Francisco, California General Obligation, Earthquake Safety and Emergency Response, Series 2018C, GO, 4.00%, 6/15/2029	2,500	2,506
Coast Community College District, Election of 2002, Series 2006B, GO, AGM, Zero Coupon, 8/1/2030	2,000	1,635
East Side Union High School District, Series B, GO, NATL - RE, 5.25%, 2/1/2026	2,000	2,050
Encinitas Union School District, Election 2010Series 2015, GO, Zero Coupon8/1/2025	4,325	2,364
Escondido Union High School District, Capital Appreciation, Election of 2008
Series A, GO, AGC, Zero Coupon, 8/1/2025	1,500	1,434
Series A, GO, AGC, Zero Coupon, 8/1/2029	1,000	847
Evergreen School District, Series 2009B, GO, AGC, Zero Coupon, 8/1/2024	1,915	1,889
Los Alamitos Unified School District, School Facilities Improvement District, Election of 2018, Series C, GO, 4.00%, 8/1/2045	1,235	1,264
Los Angeles Community College District, Election of 2008
Series M, GO, 5.00%, 8/1/2037	550	661
Series M, GO, 5.00%, 8/1/2038	300	359
Los Angeles Unified School District, Dedicated Unlimited Ad Valorem Property Tax, Series 2023 QRR, GO, 5.25%, 7/1/2040	1,000	1,202
Menlo Park City School District, Capital Appreciation
GO, Zero Coupon, 7/1/2031	500	378
GO, Zero Coupon, 7/1/2032	880	637
Murrieta Valley Unified School District, GO, AGM, Zero Coupon, 9/1/2024	1,000	984
Napa Valley Unified School District, Election of 2006, Series 2010A, GO, Zero Coupon, 8/1/2027	2,000	1,793
Palo Alto Unified School District, Election of 2008
Series 2008-2, GO, Zero Coupon, 8/1/2025	1,015	974
Series 2008-2, GO, Zero Coupon, 8/1/2026	1,790	1,672
San Diego Unified School District, Series 2023 A-3, GO, 4.00%, 7/1/2053	1,500	1,492
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Municipal Bond Funds	15

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
General Obligation — continued
San Diego Unified School District, Election of 1998
Series C-2, GO, AGM, 5.50%, 7/1/2024	2,010	2,025
Series G-1, GO, AGM, 5.25%, 7/1/2028	2,115	2,376
San Diego Unified School District, Election of 1998, Series G-1, GO, AGM, 5.25%, 7/1/2028 (e)	385	428
San Francisco Unified School District, GO, 5.00%, 6/15/2031	2,000	2,317
San Jose Evergreen Community College District
Series C, GO, 4.00%, 9/1/2041	650	674
Series C, GO, 4.00%, 9/1/2043	1,500	1,541
San Jose Unified School District, Election of 2002, Series C, GO, NATL - RE, Zero Coupon, 6/1/2031	3,035	2,436
San Mateo County Community College District, Election of 2001, Series 2005B, GO, NATL - RE, Zero Coupon, 9/1/2027	1,130	1,018
San Mateo County Community College District, Election of 2005
Series A, GO, NATL - RE, Zero Coupon, 9/1/2026	1,100	1,020
Series A, GO, NATL - RE, Zero Coupon, 9/1/2029	2,000	1,700
Series 2006B, GO, NATL - RE, Zero Coupon, 9/1/2034	1,000	725
San Mateo County Community College District, Election of 2014, Series 2018B, GO, 5.00%, 9/1/2033	1,000	1,112
San Rafael City Elementary School District, Election of 2002, Series 2004B, GO, NATL - RE, Zero Coupon, 8/1/2029	2,000	1,674
Santa Monica Community College District, Election of 2004, Series 2009C, GO, Zero Coupon, 8/1/2027	1,000	899
South San Francisco Unified School District, Measure J, Dedicated Unlimited Ad Valorem Property Tax, Series 2016C, GO, Zero Coupon, 9/1/2028	1,800	1,559
State of California, Various Purpose
GO, 5.00%, 8/1/2033	1,000	1,050
GO, 4.00%, 3/1/2036	2,000	2,132
GO, 5.00%, 11/1/2037	2,000	2,337
GO, 4.00%, 10/1/2041	6,000	6,234
GO, 5.00%, 10/1/2042	1,000	1,086
William S Hart Union High School District, Capital Appreciation Election 2001, Series 2005B, GO, AGM, Zero Coupon, 9/1/2029	2,500	2,101
INVESTMENTS	Principal Amount ($000)	Value ($000)

General Obligation — continued
Windsor Unified School District
Series 2023, GO, 5.00%, 8/1/2035	720	873
Series 2023, GO, 5.00%, 8/1/2037	1,370	1,636
		64,353
Hospital—8.3%
California Enterprise Development Authority, Scripps Health, Series 2024 C-1, Rev., VRDO, 2.05%, 3/11/2024 (b)	5,000	5,000
California Health Facilities Financing Authority, Adventist Health System
Series 2013A, Rev., 5.00%, 3/1/2026	1,400	1,401
Series 2016A, Rev., 4.00%, 3/1/2029	2,165	2,188
California Health Facilities Financing Authority, Cedars-Sinai Medical Center
Rev., 5.00%, 11/15/2030	250	259
Rev., 5.00%, 11/15/2032	400	414
Series A, Rev., 5.00%, 8/15/2033	3,500	3,675
Series B, Rev., 5.00%, 8/15/2035	1,500	1,572
California Health Facilities Financing Authority, Lucile Salter Packard Children's Hospital at Stanford
Series 2014A, Rev., 5.00%, 8/15/2027	580	585
Series 2014A, Rev., 5.00%, 8/15/2028	850	857
Series 2014A, Rev., 5.00%, 8/15/2030	655	661
Series A, Rev., 5.00%, 8/15/2030	1,000	1,050
California Health Facilities Financing Authority, Scripps Health, Series 2024 B2, Rev., 5.00%, 2/4/2031 (b)	1,800	2,050
California Health Facilities Financing Authority, Sutter Health
Series 2018A, Rev., 5.00%, 11/15/2025	500	516
Series 2017A, Rev., 5.00%, 11/15/2034	1,500	1,610
California Statewide Communities Development Authority, Loma Linda University Medical Center, Series 2016 A, Rev., 5.25%, 12/1/2056 (d)	1,000	1,004
Regents of the University of California, Medical Center Pooled, Series 2022P, Rev., 5.00%, 5/15/2037	2,105	2,456
		25,298
Housing—2.4%
California Enterprise Development Authority, Pamona Properties LLC Project
Series 2024A, Rev., 5.00%, 1/15/2039 (c)	650	719
Series 2024A, Rev., 5.00%, 1/15/2045 (c)	1,000	1,076
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Municipal Bond Funds	February 29, 2024

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Housing — continued
California Infrastructure and Economic Development Bank, California Academy of Science, Series 2024A, Rev., 3.25%, 8/1/2029 (c)	3,000	3,027
California Municipal Finance Authority, Terracina at Westpark Apartments, Series 2024A, Rev., 3.20%, 8/1/2027 (b)	2,500	2,492
		7,314
Industrial Development Revenue/Pollution Control Revenue—1.8%
California Pollution Control Financing Authority, Republic Services, Inc., Project, Series 2010B, Rev., 3.70%, 5/1/2024 (b) (d)	1,000	1,000
California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc., Project, Series B-1, Rev., AMT, 3.00%, 11/1/2025	1,500	1,494
Rialto Public Financing Authority, Police Station Project
Series 2023 A, Rev., 5.00%, 6/1/2036	450	518
Series 2023 A, Rev., 5.00%, 6/1/2038	400	453
Series 2023 A, Rev., 5.00%, 6/1/2048	2,000	2,175
		5,640
Other Revenue—9.2%
California Community Choice Financing Authority, Clean Energy Project, Series 2023 G-1, Rev., 5.25%, 4/1/2030 (b)	2,175	2,321
California Community Choice Financing Authority, Green Bond
Series 2022A-1, Rev., 4.00%, 8/1/2025	500	502
Series 2022A-1, Rev., 4.00%, 8/1/2026	1,000	1,006
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp., Series 2020A, Rev., 5.00%, 6/1/2030	1,095	1,213
California Infrastructure and Economic Development Bank, The J. Paul Getty Trust, Series 2023 B, Rev., 5.00%, 10/1/2026 (b)	3,000	3,149
Contra Costa County Transportation Authority, Sales Tax, Series 2015A, Rev., 5.00%, 3/1/2032	2,000	2,049
CSCDA Community Improvement Authority, Essential Housing, Towne at Glendale Apartments, Series 2022B, Rev., 5.00%, 9/1/2037 (d)	400	409
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series 2017A-1, Rev., 5.00%, 6/1/2024 (e)	2,500	2,511
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
Series 2021 B, Rev., 3.00%, 6/1/2046	2,000	1,843
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	2,700	306
INVESTMENTS	Principal Amount ($000)	Value ($000)

Other Revenue — continued
Los Angeles County Metropolitan Transportation Authority Sales Tax, Series 2021A, Rev., 5.00%, 7/1/2045	1,000	1,117
Los Angeles County Metropolitan Transportation Authority, Measure R Junior Subordinate Sales Tax, Series 2020A, Rev., 4.00%, 6/1/2035	1,500	1,623
Los Angeles County Public Works Financing Authority, Series 2022G, Rev., 5.00%, 12/1/2037	1,500	1,731
Midpeninsula Regional Open Space District, Promissory Notes, 2004 Project Lease, Series NTS2015, Rev., 5.00%, 9/1/2031	270	280
Municipal Improvement Corp. of Los Angeles
Series 2023-A, Rev., 5.00%, 5/1/2042	1,000	1,158
Series 2023-A, Rev., 5.00%, 5/1/2043	1,000	1,151
Pasadena Public Financing Authority, Rose Bowl Renovation Project, Series 2010A, Rev., Zero Coupon, 3/1/2030	1,000	822
San Bernardino County Transportation Authority, Sales Tax, Series 2023 A, Rev., 5.00%, 3/1/2039	1,060	1,266
San Diego Regional Building Authority, County Operations Center, Series 2016A, Rev., 5.00%, 10/15/2033	2,370	2,448
Santa Ana Financing Authority, Police Administration and Holding Facility Lease, Series 1994A, Rev., NATL - RE, 6.25%, 7/1/2024 (e)	170	172
Santa Ana Financing Authority, Police Administration and Holding Facility Lease, Series 1994A, Rev., NATL - RE, 6.25%, 7/1/2024	172	174
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp., Series 2019 A, Rev., 5.00%, 6/1/2038	1,000	1,077
		28,328
Prerefunded—4.0%
California Health Facilities Financing Authority, Sutter Health, Series 2016A, Rev., 5.00%, 11/15/2025 (e)	1,150	1,193
Campbell Union High School District, GO, 5.00%, 8/1/2024 (e)	1,700	1,714
Campbell Union High School District, Election of 2016Series B, GO, 5.00%, 8/1/2026 (e)	2,370	2,502
Los Angeles Community College District, Series 2015A, GO, 5.00%, 8/1/2024 (e)	1,500	1,511
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Municipal Bond Funds	17

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Prerefunded — continued
San Jose Unified School District, Election of 2012, Tax-ExemptSeries C, GO, 5.00%, 8/1/2024 (e)	2,460	2,481
State of California Department of Water Resources, Central Valley Project, Water System, Series AW, Rev., 5.00%, 12/1/2026 (e)	2,600	2,764
		12,165
Transportation—14.1%
California Infrastructure and Economic Development Bank, Academy of Motion Picture
Series 2023A, Rev., 5.00%, 11/1/2024	275	279
Series 2023A, Rev., 5.00%, 11/1/2034	1,000	1,218
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project, Series 2020A, Rev., AMT, 3.95%, 1/30/2025 (b) (d)	1,550	1,550
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien, Series 2018A, Rev., AMT, 5.00%, 12/31/2028	1,750	1,810
City of Long Beach Harbor
Series 2014B, Rev., 5.00%, 5/15/2026	250	251
Series 2014B, Rev., 5.00%, 5/15/2027	225	226
Series C, Rev., AMT, 5.00%, 5/15/2030	2,000	2,026
Series A, Rev., AMT, 5.00%, 5/15/2033	500	527
Series 2019A, Rev., 5.00%, 5/15/2039	1,425	1,575
City of Los Angeles Department of Airports
Series 2022A, Rev., AMT, 5.00%, 5/15/2034	1,895	2,127
Series 2020A, Rev., 5.00%, 5/15/2039	2,000	2,232
Series 2022B, Rev., 4.00%, 5/15/2041	1,755	1,833
City of Los Angeles Department of Airports, International Airport Senior, Series D, Rev., AMT, 5.00%, 5/15/2030	2,000	2,031
City of Los Angeles Department of Airports, International Airport Subordinate
Series 2018A, Rev., AMT, 5.00%, 5/15/2030	1,475	1,570
Series C, Rev., 5.00%, 5/15/2031	1,250	1,283
Series 2018C, Rev., AMT, 5.00%, 5/15/2034	1,250	1,317
Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Senior Lien, Series 1995A, Rev., Zero Coupon, 1/1/2026 (e)	1,795	1,699
Norman Y Mineta San Jose International Airport SJC, Series 2021A, Rev., AMT, 5.00%, 3/1/2032	2,000	2,203
Port of Los Angeles, Harbor Department
Series 2019B, Rev., 5.00%, 8/1/2026	3,420	3,616
Series 2014A, Rev., AMT, 5.00%, 8/1/2027	1,625	1,634
Series 2014A, Rev., AMT, 5.00%, 8/1/2031	1,500	1,506
INVESTMENTS	Principal Amount ($000)	Value ($000)

Transportation — continued
San Diego County Regional Airport Authority, Series 2023B, Rev., AMT, 5.25%, 7/1/2037	1,500	1,702
San Diego County Regional Airport Authority, Subordinate Airport
Series B, Rev., AMT, 5.00%, 7/1/2034	755	789
Series A, Rev., 5.00%, 7/1/2035	1,000	1,072
San Francisco City and County Airport Commission, San Francisco International Airport
Series 2017D, Rev., AMT, 5.00%, 5/1/2025	1,800	1,832
Series 2019A, Rev., AMT, 5.00%, 5/1/2034	3,000	3,235
Series 2019A, Rev., AMT, 5.00%, 5/1/2037	1,500	1,598
Series 2020A, Rev., AMT, 5.00%, 5/1/2037	545	587
		43,328
Utility—7.7%
California Community Choice Financing Authority, Clean Energy Project, Series 2024 A, Rev., 5.00%, 4/1/2032 (b)	2,000	2,147
City of Glendale, Electric, Series 2024, Rev., 5.00%, 2/1/2054	3,000	3,323
Los Angeles Department of Water and Power, Power System
Series 2014C, Rev., 5.00%, 7/1/2027	1,500	1,508
Series 2018D, Rev., 5.00%, 7/1/2031	1,100	1,216
Series 2022C, Rev., 5.00%, 7/1/2038	2,410	2,790
Series 2020B, Rev., 5.00%, 7/1/2039	2,000	2,251
Series 2023E, Rev., 5.00%, 7/1/2040	1,825	2,131
Series 2023 D, Rev., 5.00%, 7/1/2041	5,000	5,792
Sacramento Municipal Utility District, Electric, Series 2023K, Rev., 5.00%, 8/15/2041	1,200	1,391
Southern California Public Power Authority, Apex Power Project, Series 2014A, Rev., 5.00%, 7/1/2030	1,000	1,005
		23,554
Water & Sewer—17.0%
California Infrastructure and Economic Development Bank, Clean Water State Revolving Fund, Rev., 4.00%, 10/1/2040	3,000	3,210
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project, Rev., AMT, 5.00%, 7/1/2035 (d)	2,105	2,281
City of Bakersfield, Wastewater, Series 2015A, Rev., 5.00%, 9/15/2031	2,000	2,068
City of Los Angeles, Wastewater System
Series A, Rev., 5.00%, 6/1/2028	1,825	1,873
Series B, Rev., 5.00%, 6/1/2033	1,500	1,538
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Municipal Bond Funds	February 29, 2024

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Water & Sewer — continued
Series 2018A, Rev., 5.00%, 6/1/2034	1,000	1,105
Series 2018A, Rev., 5.00%, 6/1/2035	1,500	1,653
City of San Francisco, Public Utilities Commission Water
Series 2020, Subseries C-10, Rev., 4.00%, 11/1/2040	2,650	2,806
Series 2023AB, Subseries A, Rev., 5.00%, 11/1/2041	1,850	2,171
East Bay Municipal Utility District, Water System, Series 2024 A, Rev., 5.00%, 6/1/2049 (c)	2,750	3,089
Eastern Municipal Water District, Water and Wastewater, Series 2016A, Rev., 5.00%, 7/1/2035	2,885	3,030
Goleta Water District
Series 2023A, Rev., 5.00%, 9/1/2025	300	309
Series 2023A, Rev., 5.00%, 9/1/2027	450	484
Series 2023A, Rev., 5.00%, 9/1/2029	260	291
Series 2023A, Rev., 5.00%, 9/1/2031	335	389
Series 2023A, Rev., 5.00%, 9/1/2034	175	208
Los Angeles Department of Water and Power, Water System, Series 2021 B, Rev., 5.00%, 7/1/2051	2,500	2,739
Metropolitan Water District of Southern California, Waterworks
Series 2022A, Rev., 5.00%, 10/1/2029	1,250	1,433
Series 2022B, Rev., 5.00%, 7/1/2039	1,250	1,459
Series 2020C, Rev., 5.00%, 7/1/2040	1,500	1,685
Orange County Sanitation District, Series 2015A, Rev., 5.00%, 2/1/2035	1,500	1,511
San Diego Public Facilities Financing Authority, Series 2023A, Rev., 5.00%, 8/1/2042	1,180	1,366
San Francisco City and County Public Utilities Commission Wastewater
Series 2018B, Rev., 5.00%, 10/1/2026	1,075	1,142
Series 2018B, Rev., 5.00%, 10/1/2036	1,675	1,832
Santa Clara Valley Water District, Water System, Series A, Rev., 5.00%, 6/1/2030	1,600	1,665
Southern California Water Replenishment District
Rev., 5.00%, 8/1/2030	1,050	1,086
Rev., 5.00%, 8/1/2031	1,420	1,469
Rev., 5.00%, 8/1/2032	2,410	2,494
Rev., 5.00%, 8/1/2038	1,250	1,364
INVESTMENTS	Principal Amount ($000)	Value ($000)

Water & Sewer — continued
State of California Department of Water Resources, Central Valley Project, Series BF, Rev., 5.00%, 12/1/2035	2,000	2,415
State of California Department of Water Resources, Central Valley Project, Water System, Series 2023A, Rev., 5.00%, 6/1/2042	1,665	1,906
		52,071
Total California		287,911
Georgia—1.1%
Utility—1.1%
Main Street Natural Gas, Inc., Gas Supply
Series 2022B, Rev., 5.00%, 6/1/2029 (b)	2,000	2,102
Series 2024 A, Rev., 5.00%, 9/1/2031 (b)	1,150	1,230
		3,332
Ohio—0.7%
Transportation—0.4%
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project, Series 2023, Rev., 5.00%, 12/1/2028 (b) (d)	1,000	1,015
Utility—0.3%
Ohio Air Quality Development Authority, Duke Energy Corp., Series 2022A, Rev., AMT, 4.25%, 6/1/2027 (b)	1,000	1,010
Total Ohio		2,025
Pennsylvania—0.4%
Other Revenue—0.4%
Pennsylvania Economic Development Financing Authority, Senior Insured, Capitol Region Parking System, Series 2024 A, Rev., AGM, 4.13%, 1/1/2044 (c)	1,100	1,071
Puerto Rico—0.3%
Other Revenue—0.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax, Series A-2, Rev., 4.78%, 7/1/2058	1,000	995
Wisconsin—0.4%
Housing—0.4%
Wisconsin Housing and Economic Development Authority Home Ownership, Series 2024 A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	1,000	1,094
Total Municipal Bonds (Cost $294,817)		299,431
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Municipal Bond Funds	19

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS	Shares (000)	Value ($000)
Short-Term Investments—4.9%
Investment Companies—4.9%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.37% (f) (g)(Cost $15,118)	15,117	15,118
Total Investments—102.6% (Cost $309,935)		314,549
Liabilities in Excess of Other Assets—(2.6)%		(7,888)
Net Assets—100.0%		306,661

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 29, 2024.

(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of February 29, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Municipal Bond Funds	February 29, 2024

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 97.6% (a)
Alabama — 2.8%
Black Belt Energy Gas District, Gas Project Series 2022B-1, Rev., 4.00%, 10/1/2027 (b)	8,455	8,445
County of Jefferson
Series 2024, Rev., 5.00%, 10/1/2035	2,000	2,286
Series 2024, Rev., 5.00%, 10/1/2039	4,000	4,422
Series 2024, Rev., 5.25%, 10/1/2043	2,000	2,199
Series 2024, Rev., 5.25%, 10/1/2049	1,000	1,074
Lower Alabama Gas District (The), Gas Project Series 2016A, Rev., 5.00%, 9/1/2031	1,250	1,328
Montgomery County Public Building Authority, Facilities Project Rev., 5.00%, 3/1/2024 (c)	3,910	3,910
Southeast Alabama Gas Supply District (The), Project No. 1 Series 2018A, Rev., 5.00%, 4/1/2024 (c)	20,845	20,866
Southeast Energy Authority A Cooperative District, Project No. 1 Series 2021A, Rev., 4.00%, 10/1/2028 (b)	1,000	997
Southeast Energy Authority A Cooperative District, Project No. 2 Series 2021B, Rev., 4.00%, 12/1/2031 (b)	17,135	17,214
Total Alabama		62,741
Arizona — 2.7%
Arizona Industrial Development Authority, Aliante and Skye Canyon Campus Project Series 2021A, Rev., 4.00%, 12/15/2051 (d)	250	191
Arizona Industrial Development Authority, Doral Academy of Northern Nevada Project
Series 2021A, Rev., 4.00%, 7/15/2028 (d)	200	196
Series 2021A, Rev., 4.00%, 7/15/2032 (d)	225	215
Series 2021A, Rev., 4.00%, 7/15/2033 (d)	185	175
Series 2021A, Rev., 4.00%, 7/15/2035 (d)	255	235
Series 2021A, Rev., 4.00%, 7/15/2036 (d)	250	226
Series 2021A, Rev., 4.00%, 7/15/2037 (d)	270	240
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC
Series 2022A, Rev., 5.00%, 11/1/2034	1,550	1,755
Series 2022A, Rev., 5.00%, 11/1/2035	1,875	2,108
Series 2022A, Rev., 5.00%, 11/1/2036	1,775	1,980
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project
Series 2019A, Rev., 5.00%, 1/1/2025	1,800	1,728
Series 2019A, Rev., 5.00%, 1/1/2026	1,875	1,749
Series 2019A, Rev., 5.00%, 1/1/2027	1,850	1,661
Series 2019A, Rev., 5.00%, 1/1/2028	1,500	1,311
Series 2019A, Rev., 5.00%, 1/1/2029	660	560
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued
Series 2019A, Rev., 5.00%, 1/1/2030	3,670	3,027
Series 2019A, Rev., 4.00%, 1/1/2031	4,100	3,107
Series 2019A, Rev., 4.00%, 1/1/2032	4,265	3,093
Series 2019A, Rev., 4.00%, 1/1/2033	4,440	3,158
Series 2019A, Rev., 5.00%, 1/1/2034	1,770	1,332
Series 2019A, Rev., 5.00%, 1/1/2035	2,285	1,691
Series 2019A, Rev., 5.00%, 1/1/2036	1,835	1,327
Series 2019A, Rev., 5.00%, 1/1/2037	500	353
Series 2019A, Rev., 5.00%, 1/1/2038	500	352
Series 2019A, Rev., 4.25%, 1/1/2039	545	347
Series 2019A, Rev., 4.25%, 1/1/2040	1,320	825
Series 2019A, Rev., 5.00%, 1/1/2043	1,750	1,169
Arizona Industrial Development Authority, Macombs Facility Project Series 2021A, Rev., 4.00%, 7/1/2036	155	154
City of Phoenix Civic Improvement Corp., Senior Lien, Airport System Rev., AMT, 5.00%, 7/1/2037	1,000	1,053
City of Yuma, Arizona Utility System Rev., 4.00%, 7/1/2038	85	87
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2028	700	729
Series 2018A, Rev., 5.00%, 7/1/2029	1,300	1,353
Industrial Development Authority of the County of Pima (The), La Posada at Pusch Ridge Project Series 2022B-3, Rev., 5.13%, 11/15/2029 (d)	4,000	4,034
Industrial Development Authority of the County of Yavapai (The), Regional Medical Center Series 2013A, Rev., 5.25%, 8/1/2033	1,000	1,001
Maricopa County Industrial Development Authority, Banner Health Series A, Rev., 4.00%, 1/1/2041	1,650	1,653
Maricopa County Industrial Development Authority, Honorhealth Series 2019A, Rev., 5.00%, 9/1/2037	1,250	1,323
Maricopa County Industrial Development Authority, HonorHealth Series 2019A, Rev., 5.00%, 9/1/2034	1,000	1,071
Maricopa County Industrial Development Authority, Ottawa University
Rev., 5.00%, 10/1/2026 (d)	75	75
Rev., 5.13%, 10/1/2030 (d)	215	222
Maricopa County Industrial Development Authority, Valley Christian Schools Project Series 2023A, Rev., 6.00%, 7/1/2043 (d)	940	960
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Municipal Bond Funds	21

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Arizona — continued
Regional Public Transportation Authority, Transportation Excise Tax, Maricopa County Public Transportation Fund Rev., 5.25%, 7/1/2025	1,000	1,006
Salt River Project Agricultural Improvement and Power District, Arizona Electric System
Series 2017A, Rev., 5.00%, 1/1/2033	3,000	3,252
Series 2017A, Rev., 5.00%, 1/1/2034	6,000	6,503
Scottsdale Municipal Property Corp., Excise Tax Rev., 5.00%, 7/1/2026	1,570	1,647
Total Arizona		60,234
California — 9.8%
Arcadia Unified School District GO, 4.00%, 8/1/2038	9,385	9,457
California Community Choice Financing Authority, Clean Energy Project Series 2021B-1, Rev., 4.00%, 8/1/2031 (b)	39,435	39,635
California Community Housing Agency, Fountains at Emerald Park Series 2021A-2, Rev., 4.00%, 8/1/2046 (d)	2,940	2,536
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 5.00%, 6/1/2024	350	351
Series 2020A, Rev., 5.00%, 6/1/2027	400	423
California Educational Facilities Authority, Claremont McKenna College Series 2015A, Rev., 4.00%, 1/1/2026 (c)	3,000	3,068
California Health Facilities Financing Authority, Sutter Health Series 2016A, Rev., 3.25%, 11/15/2025 (c)	1,725	1,738
California Municipal Finance Authority, Community Medical Center
Series 2017A, Rev., 5.00%, 2/1/2028	900	939
Series 2017A, Rev., 5.00%, 2/1/2029	1,250	1,305
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien Series 2018A, Rev., AMT, AGM, 3.25%, 12/31/2032	11,235	10,584
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project
Rev., AMT, 5.00%, 7/1/2036 (d)	1,095	1,179
Rev., AMT, 5.00%, 7/1/2037 (d)	1,100	1,177
Rev., AMT, 5.00%, 7/1/2038 (d)	1,000	1,064
Rev., AMT, 5.00%, 11/21/2045 (d)	1,000	1,036
California Public Finance Authority, Enso Village Project Series 2021B-3, Rev., 2.13%, 11/15/2027 (d)	1,470	1,463
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
California State Public Works Board Series C, Rev., 5.00%, 3/1/2032	3,025	3,216
Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project Series 1999A, COP, AMBAC, Zero Coupon, 8/1/2025	10,445	9,992
City of Los Angeles, Wastewater System Series 2013A, Rev., 5.00%, 6/1/2026	12,500	12,524
City of San Francisco, Public Utilities Commission Water Series A, Rev., 5.00%, 11/1/2035	1,500	1,591
CSCDA Community Improvement Authority, Essential Housing, Pasadena Portfolio Series 2021A-1, Rev., 2.65%, 12/1/2046 (d)	4,045	3,127
East Bay Municipal Utility District, Water System Series 2015B, Rev., 5.00%, 6/1/2024	45	45
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2015A, Rev., 5.00%, 6/1/2025 (c)	4,000	4,107
Grossmont-Cuyamaca Community College District, Election of 2002 Series 2008C, GO, AGC, Zero Coupon, 8/1/2026	19,585	18,080
Menlo Park City School District, Capital Appreciation
GO, Zero Coupon, 7/1/2033	1,000	693
GO, Zero Coupon, 7/1/2036	1,150	691
GO, Zero Coupon, 7/1/2037	1,950	1,116
GO, Zero Coupon, 7/1/2041	1,250	591
Mountain View-Los Altos Union High School District, Election of 2010 Series C, GO, Zero Coupon, 8/1/2027	1,000	897
Plumas Unified School District, Election of 2016 Series B, GO, 5.00%, 8/1/2024	50	50
River Islands Public Financing Authority, Facilities District No. 2003 Series 2022A-1, AGM, 5.00%, 9/1/2042	1,000	1,095
San Diego County Regional Airport Authority Series 2021 B, Rev., AMT, 5.00%, 7/1/2051	5,180	5,373
San Jose Evergreen Community College District
Series C, GO, 4.00%, 9/1/2042	2,000	2,063
Series C, GO, 4.00%, 9/1/2045	1,250	1,274
Santa Clara County Financing Authority, Multiple Facilities Projects Series 2015P, Rev., 5.00%, 5/15/2029	8,400	8,651
Southern California Public Power Authority, Southern Transmission System Renewal Project Series 2023-1A, Rev., 5.25%, 7/1/2053	7,000	7,976
State of California, Various Purpose Series 2018A, GO, 5.00%, 8/1/2030	15,000	15,265
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Municipal Bond Funds	February 29, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
University of California Series 2013AL-3, Rev., VRDO, 3.65%, 3/1/2024 (b)	45,000	45,000
West Hills Community College District GO, AGM, 4.00%, 8/1/2037	1,650	1,727
Total California		221,099
Colorado — 5.7%
Boulder Valley School District No. Re-2 Boulder GO, 4.13%, 12/1/2046	3,660	3,710
Canyon Pines Metropolitan District Special Improvement District No. 1 Series 2021A-2, 3.75%, 12/1/2040	1,321	1,049
City and County of Denver, Airport System
Series 2022A, Rev., AMT, 5.50%, 11/15/2035	12,500	14,634
Series 2018A, Rev., AMT, 5.00%, 12/1/2035	18,390	19,489
Series 2022A, Rev., AMT, 5.00%, 11/15/2037	8,750	9,625
Series 2022A, Rev., AMT, 5.50%, 11/15/2038	15,000	17,161
Series 2022B, Rev., 5.00%, 11/15/2040	1,000	1,132
Series 2022B, Rev., 5.00%, 11/15/2041	1,220	1,374
Series 2022A, Rev., AMT, 5.50%, 11/15/2042	12,340	13,889
Clear Creek Transit Metropolitan District No. 2, Limited Tax
Series 2021A, GO, 5.00%, 12/1/2041	575	541
Series 2021A, GO, 5.00%, 12/1/2050	500	444
Colorado Educational and Cultural Facilities Authority, Global Village Academy Northglenn Project
Rev., 4.00%, 12/1/2030 (d)	595	548
Rev., 5.00%, 12/1/2040 (d)	555	503
Colorado Health Facilities Authority, Children's Hospital Colorado Project Series 2019A-2, Rev., 5.00%, 8/1/2039	1,225	1,297
Colorado Health Facilities Authority, CommonSpirit Health
Series 2019A-2, Rev., 5.00%, 8/1/2030	2,055	2,236
Series 2019A-2, Rev., 5.00%, 8/1/2031	1,000	1,087
Series 2019A-2, Rev., 5.00%, 8/1/2032	2,000	2,171
Colorado Health Facilities Authority, School Health System Series 2019A, Rev., 4.00%, 1/1/2037	2,605	2,670
Denver Health and Hospital Authority
Series 2019A, Rev., 5.00%, 12/1/2031	1,400	1,475
Series 2019A, Rev., 5.00%, 12/1/2032	3,500	3,692
Series 2019A, Rev., 4.00%, 12/1/2037	2,540	2,423
Dominion Water and Sanitation District
Rev., 5.00%, 12/1/2027	1,095	1,097
Rev., 5.25%, 12/1/2032	1,905	1,944
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — continued
Peak Metropolitan District No. 1
Series 2021A, GO, 4.00%, 12/1/2035 (d)	500	442
Series 2021A, GO, 5.00%, 12/1/2041 (d)	500	473
Series 2021A, GO, 5.00%, 12/1/2051 (d)	550	494
Raindance Metropolitan District No. 1, Non-Potable Water System Rev., 5.00%, 12/1/2040	750	744
Reunion Metropolitan District Series 2021A, Rev., 3.63%, 12/1/2044	480	369
Rocky Mountain Rail Park Metropolitan District, Limited Tax
Series 2021A, GO, 5.00%, 12/1/2031 (d)	750	669
Series 2021A, GO, 5.00%, 12/1/2041 (d)	750	527
State of Colorado Series 2021A, COP, 4.00%, 12/15/2039	3,100	3,184
State of Colorado Department of Transportation Headquarters Facilities, Headquarters Facilities Lease Purchase Agreement COP, 5.00%, 6/15/2041	1,500	1,540
Third Creek Metropolitan District No. 1, Limited Tax Series 2022A-1, GO, 4.75%, 12/1/2051	1,515	1,211
Verve Metropolitan District No. 1
GO, 5.75%, 12/1/2033	2,000	1,919
GO, 5.00%, 12/1/2036	500	439
GO, 5.00%, 12/1/2041	1,125	941
Waterview II Metropolitan District Series 2022A, GO, 5.00%, 12/1/2041	1,250	1,163
Windler Public Improvement Authority, Limited Tax
Series 2021 A-1, Rev., 4.00%, 12/1/2031	535	459
Series 2021A-1, Rev., 4.00%, 12/1/2036	7,500	5,575
Series 2021A-1, Rev., 4.00%, 12/1/2041	6,750	4,414
Total Colorado		128,754
Connecticut — 0.4%
City of Stamford, Water Pollution Control System and Facility
Series 2013A, Rev., 5.00%, 8/15/2024	100	100
Series 2013A, Rev., 5.00%, 8/15/2025	350	351
Series 2013A, Rev., 5.00%, 8/15/2029	300	300
Stamford Housing Authority, The Dogwoods Project Rev., BAN, 11.00%, 12/1/2027 (d)	7,150	6,944
State of Connecticut Series 2014A, GO, 4.00%, 4/9/2024	40	40
Steel Point Infrastructure Improvement District, Steelpointe Harbor Project Rev., 4.00%, 4/1/2036 (d)	485	433
Total Connecticut		8,168
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Municipal Bond Funds	23

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Delaware — 0.1%
Delaware State Economic Development Authority, Newark Charter School, Inc., Project Rev., 5.00%, 9/1/2040	1,550	1,610
District of Columbia — 1.3%
District of Columbia
Series 2015A, GO, 5.00%, 6/1/2031	5,000	5,125
Series 2015A, GO, 5.00%, 6/1/2036	11,475	11,714
Metropolitan Washington Airports Authority Aviation Series A, Rev., AMT, 5.00%, 10/1/2032	5,000	5,175
Washington Metropolitan Area Transit Authority Series 2017B, Rev., 5.00%, 7/1/2032	5,750	6,109
Total District of Columbia		28,123
Florida — 1.7%
Alachua County Health Facilities Authority, Shands Teaching Hospital and Clinic Series B-1, Rev., 5.00%, 12/1/2035	1,000	1,067
Capital Trust Agency, Inc., Legends Academy Project Series 2021A, Rev., 5.00%, 12/1/2045 (d)	1,445	1,127
City of Jacksonville, Health Care Facilities, Brooks Rehabilitation Project Rev., 4.00%, 11/1/2045	6,500	5,906
County of Miami-Dade Rev., Zero Coupon, 10/1/2040	5,000	2,491
County of Miami-Dade, Building Better Communities Program
Series 2016A, GO, 5.00%, 7/1/2033	2,835	2,949
Series 2016A, GO, 5.00%, 7/1/2034	5,355	5,564
Florida Development Finance Corp., Central Charter School Project Series 2022, Rev., 5.25%, 8/15/2037 (d)	350	341
Florida Development Finance Corp., Educational Facilities, River City Science Academy Projects Series 2022A-1, Rev., 4.00%, 7/1/2031	170	171
Florida Development Finance Corp., Idea Florida, Inc., Jacksonville IV Project Rev., 5.25%, 6/15/2029 (d)	1,000	1,019
Lee County School Board (The) Series A, COP, 5.00%, 8/1/2042	6,725	7,453
Miami-Dade County Health Facilities Authority, Niklaus Children's Hospital Series 2021A, Rev., 4.00%, 8/1/2046	2,140	2,099
Middleton Community Development District A, City of Wildwood, Florida Special Assessment 5.85%, 5/1/2037	750	788
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
State of Florida Department of Transportation Series 2023, Rev., 5.00%, 7/1/2039	4,735	5,347
Village Community Development District No. 15 4.85%, 5/1/2038 (d)	1,000	1,012
Total Florida		37,334
Georgia — 3.9%
Bartow County Development Authority, Georgia Power Co. Plant Series 2009-1, Rev., 3.95%, 3/8/2028 (b)	2,000	2,006
Brookhaven Urban Redevelopment Agency Series 2023A, Rev., 5.00%, 7/1/2039	1,415	1,643
Cherokee County Water and Sewer Authority Series 2023, Rev., 5.00%, 8/1/2039	375	434
City of Atlanta, Water and Wastewater Rev., 5.00%, 11/1/2029	2,110	2,159
County of DeKalb, Water and Sewerage Series 2006B, Rev., 5.25%, 10/1/2026	5,500	5,836
George L Smith II Congress Center Authority, Convention Center Hotel Second Series 2021B, Rev., 3.63%, 1/1/2031 (d)	1,170	1,074
Georgia Higher Education Facilities Authority, USG Real Estate Foundation II LLC Projects
Rev., 3.00%, 6/15/2032	1,175	1,122
Rev., 4.00%, 6/15/2037	1,500	1,535
Rev., 4.00%, 6/15/2039	1,785	1,808
Georgia Ports Authority Series 2022, Rev., 4.00%, 7/1/2040	4,000	4,126
Georgia State Road and Tollway Authority, Managed Lane System Series 2021A, Rev., GTD, 4.00%, 7/15/2039	2,000	2,082
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project Rev., 4.00%, 8/1/2037	495	486
Henry County, Water and Sewerage Authority Rev., AGM - CR, BHAC - CR, NATL - RE, 5.25%, 2/1/2028	5,000	5,491
Main Street Natural Gas, Inc., Gas Supply
Series 2021C, Rev., 4.00%, 12/1/2028 (b)	2,500	2,498
Series 2022B, Rev., 5.00%, 6/1/2029 (b)	28,490	29,941
Series 2023B, Rev., 5.00%, 3/1/2030 (b)	9,430	10,003
Series 2023A, Rev., 5.00%, 6/1/2030 (b)	1,175	1,237
Series 2024 A, Rev., 5.00%, 9/1/2031 (b)	10,690	11,433
Private Colleges and Universities Authority, Emory University Series 2013A, Rev., 5.00%, 10/1/2043	2,005	2,005
Total Georgia		86,919
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Municipal Bond Funds	February 29, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Idaho — 0.3%
Idaho Housing and Finance Association, Federal Highway Trust
Series 2015A, Rev., 5.00%, 7/15/2025	2,550	2,622
Series 2015A, Rev., 5.00%, 7/15/2026	4,800	5,033
Total Idaho		7,655
Illinois — 7.8%
Chicago Midway International Airport, Senior Lien
Series 2023A, Rev., AMT, 5.00%, 1/1/2029	3,315	3,561
Series 2023A, Rev., AMT, 5.00%, 1/1/2030	1,455	1,586
Series 2023A, Rev., AMT, 5.75%, 1/1/2048	1,000	1,121
City of Chicago, Waterworks, Second Lien
Rev., 5.00%, 11/1/2027	1,000	1,008
Series 2023B, Rev., AGM, 5.00%, 11/1/2039	3,160	3,540
City of Springfield, Electric System, Senior Lien Rev., AGM, 3.50%, 3/1/2030	3,500	3,508
Cook County Community Consolidated School District No. 15 Palatine GO, 4.00%, 12/1/2041	750	760
County of Cook, Sales Tax Rev., 5.00%, 11/15/2031	3,600	3,850
DuPage & Cook Counties, Community Unit School District No. 205 Elmhurst Series 2022, GO, 4.00%, 9/15/2042	1,060	1,066
Illinois Finance Authority, Clark-Lindsey Village Series 2022A, Rev., 5.13%, 6/1/2032	190	184
Illinois Finance Authority, Plymouth Place, Inc.
Series 2022B-2, Rev., 5.25%, 3/25/2024	415	413
Series 2022B-1, Rev., 6.00%, 11/15/2027	500	500
Illinois Finance Authority, Smith Crossing
Rev., 4.00%, 10/15/2026	465	443
Rev., 4.00%, 10/15/2027	485	455
Rev., 4.00%, 10/15/2028	320	296
Rev., 4.00%, 10/15/2029	900	820
Rev., 4.00%, 10/15/2030	625	561
Park Ridge Park District Series 2023B, GO, 4.00%, 12/1/2042	1,030	1,036
Sales Tax Securitization Corp.
Series 2018C, Rev., 5.50%, 1/1/2030	18,250	20,359
Series 2018C, Rev., 5.50%, 1/1/2031	3,540	3,934
Series 2018C, Rev., 5.50%, 1/1/2032	22,820	25,251
Series 2018C, Rev., 5.25%, 1/1/2034	13,520	14,798
Series 2018C, Rev., 5.25%, 1/1/2035	9,000	9,837
State of Illinois
Series 2018A, GO, 4.00%, 5/1/2024	50	50
Series 2017D, GO, 5.00%, 11/1/2024	15,715	15,868
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
GO, 5.00%, 2/1/2026	4,900	5,048
Series 2017D, GO, 5.00%, 11/1/2026	5,175	5,403
Series 2022B, GO, 5.00%, 10/1/2032	18,000	20,545
Series 2022A, GO, 5.00%, 3/1/2034	5,765	6,503
Series 2022A, GO, 5.00%, 3/1/2035	12,000	13,475
Series 2019C, GO, 4.00%, 11/1/2042	5,880	5,706
Series 2023B, GO, 5.50%, 5/1/2047	1,125	1,233
State of Illinois, Sales Tax Series 2016D, Rev., 5.00%, 6/15/2024	40	40
Village of Bolingbrook, Will and Dupage Counties, Special Service Areas Numbers 2001-1, 2001-2, 2001-3, and 2002-1 Rev., AGM, 4.00%, 3/1/2028	995	1,022
Will County Community Unit School District No. 365-U Valley View GO, 3.00%, 7/1/2036	1,700	1,605
Total Illinois		175,385
Indiana — 1.6%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (d)	750	611
City of Jeffersonville, Vivera Senior Living of Jeffersonville Project Series 2020A, Rev., 5.25%, 11/1/2040 (d)	4,560	3,663
City of Rockport, Indiana Michigan Power Co. Project Series 2009A, Rev., 3.05%, 6/1/2025	11,600	11,484
City of Valparaiso Rev., 5.38%, 12/1/2041 (d)	1,550	1,217
Indiana Finance Authority, CHF- Tippecanoe LLC- Student Housing Project
Series 2023A, Rev., 5.00%, 6/1/2038	400	429
Series 2023A, Rev., 5.00%, 6/1/2053	210	217
Indiana Finance Authority, DePauw University
Series 2022A, Rev., 5.00%, 7/1/2029	1,395	1,484
Series 2022A, Rev., 5.00%, 7/1/2030	1,400	1,502
Series 2022A, Rev., 5.00%, 7/1/2031	1,530	1,653
Series 2022A, Rev., 5.00%, 7/1/2032	1,625	1,767
Indiana Finance Authority, Goshen Health
Series 2019A, Rev., 4.00%, 11/1/2036	230	224
Series 2019A, Rev., 4.00%, 11/1/2037	335	326
Series 2019A, Rev., 4.00%, 11/1/2038	340	329
Series 2019A, Rev., 4.00%, 11/1/2039	355	341
Indiana Housing and Community Development Authority, Vita of Marion Project
Series 2021B, Rev., 4.00%, 4/1/2024	500	499
Series 2021A, Rev., 5.25%, 4/1/2041 (d)	1,875	1,517
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Municipal Bond Funds	25

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Indiana — continued
Indiana Housing and Community Development Authority, Vita of New Whiteland Project Rev., 6.75%, 1/1/2043	5,000	5,003
Whitley County Multi School Building Corp., Ad Valorem Property Tax Rev., 5.00%, 7/15/2038	3,200	3,449
Total Indiana		35,715
Iowa — 0.0% ^
Iowa Finance Authority, Senior Living Facility, Sunrise Retirement Community Project
Rev., 4.00%, 9/1/2025	115	112
Rev., 5.00%, 9/1/2026	85	83
Rev., 5.00%, 9/1/2028	200	191
Rev., 5.00%, 9/1/2030	110	102
Rev., 5.00%, 9/1/2031	100	92
Rev., 5.00%, 9/1/2036	440	383
Total Iowa		963
Kansas — 0.2%
City of Topeka, Kansas Health Care Facilities
Series 2022B, Rev., 5.13%, 12/1/2026	250	250
Series 2022A, Rev., 5.75%, 12/1/2033	475	479
Johnson and Miami Counties Unified School District No. 230 Spring Hills Series 2018A, GO, 4.00%, 9/1/2033	2,965	3,051
Wyandotte County Unified School District No. 203 Piper Series 2018A, GO, 5.00%, 9/1/2039	1,240	1,317
Total Kansas		5,097
Kentucky — 1.4%
County of Boone, Duke Energy Kentucky, Inc. Series 2008A, Rev., 3.70%, 8/1/2027	5,220	5,163
County of Carroll, Kentucky Environmental Facilities
Series 2008A, Rev., AMT, 2.00%, 2/1/2032	11,025	9,197
Series 2006B, Rev., AMT, 2.13%, 10/1/2034	7,440	5,979
Kentucky Economic Development Finance Authority, Baptist Healthcare System Obligated Group Series 2017B, Rev., 5.00%, 8/15/2028	2,885	3,053
Kentucky Economic Development Finance Authority, CommonSpirit Health Obligated Group
Series 2019A-1, Rev., 5.00%, 8/1/2031	1,250	1,359
Series 2019A-1, Rev., 5.00%, 8/1/2032	1,000	1,086
Kentucky Economic Development Finance Authority, Owensboro Health, Inc.
Series 2017A, Rev., AGM, 4.00%, 6/1/2037	1,750	1,759
Series 2017A, Rev., 5.00%, 6/1/2037	2,795	2,857
Total Kentucky		30,453
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Louisiana — 0.2%
City of Shreveport, Water and Sewer, Junior Lien Series 2018C, Rev., 5.00%, 12/1/2029	1,500	1,604
Louisiana Public Facilities Authority, Lincoln Preparatory School Project
Series 2021A, Rev., 5.00%, 6/1/2031 (d)	450	436
Series 2021A, Rev., 5.00%, 6/1/2041 (d)	525	455
Louisiana Public Facilities Authority, Materra Campus Project Series 2021C, Rev., 4.00%, 6/1/2031 (d)	245	228
Louisiana Public Facilities Authority, Mentorship Steam Academy Project
Series 2021A, Rev., 5.00%, 6/1/2036 (d)	385	347
Series 2021A, Rev., 5.00%, 6/1/2042 (d)	440	376
Series 2021A, Rev., 5.00%, 6/1/2051 (d)	705	572
Louisiana State University and Agricultural and Mechanical College, Auxiliary Facilities System Rev., 3.75%, 7/1/2024 (c)	75	75
Total Louisiana		4,093
Maryland — 2.0%
City of Baltimore, Consolidated Public Improvement Series 2017B, GO, 5.00%, 10/15/2027	2,000	2,167
City of Baltimore, Wastewater Projects Series 2017A, Rev., 5.00%, 7/1/2041	13,845	14,283
Maryland Health and Higher Educational Facilities Authority, Frederick Health System Issue Rev., 4.00%, 7/1/2050	1,295	1,196
Maryland Health and Higher Educational Facilities Authority, Lifebridge Health Issue
Rev., 4.00%, 7/1/2035	1,000	1,011
Rev., 4.00%, 7/1/2036	1,000	1,008
Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue Series 2017A, Rev., 5.00%, 5/15/2045	1,205	1,225
Washington Suburban Sanitary Commission
Rev., GTD, 4.00%, 6/1/2045	13,035	13,049
Rev., GTD, 4.00%, 6/1/2048	10,870	10,812
Total Maryland		44,751
Massachusetts — 1.8%
City of Lawrence, State Qualified Municipal Purpose Loan of 2022 Bonds GO, 4.00%, 6/1/2036	1,215	1,307
City of Lowell Series 2023, GO, 4.25%, 9/1/2048	1,350	1,363
Commonwealth of Massachusetts Series A, GO, 5.00%, 7/1/2036	3,535	3,625
Commonwealth of Massachusetts, Consolidated Loan Series E, GO, AMBAC, 5.00%, 11/1/2025	5,000	5,173
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Municipal Bond Funds	February 29, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Massachusetts — continued
Commonwealth of Massachusetts, Consolidated Loan of 2016 Series 2016J, GO, 4.00%, 12/1/2039	13,125	13,154
Massachusetts Bay Transportation Authority Assessment Series 2006A, Rev., 5.25%, 7/1/2025	2,250	2,318
Massachusetts Bay Transportation Authority, Sales Tax Series 2006A, Rev., 5.25%, 7/1/2029	5,000	5,707
Massachusetts Development Finance Agency, Boston Medical Center Issue Series 2023G, Rev., 4.38%, 7/1/2052	1,200	1,191
Massachusetts Development Finance Agency, Salem Community Corp. Rev., 5.13%, 1/1/2040	410	378
Massachusetts Health and Educational Facilities Authority, Massachusetts Institute of Technology Series M, Rev., 5.25%, 7/1/2025	4,070	4,196
Massachusetts Water Resources Authority Series B, Rev., AGM, 5.25%, 8/1/2024	3,110	3,137
Total Massachusetts		41,549
Michigan — 1.0%
City of Detroit, Unlimited Tax Series 2021A, GO, 5.00%, 4/1/2037	475	499
Grand Rapids Public Schools, Unlimited Tax GO, AGM, 5.00%, 11/1/2037	1,750	1,891
Michigan Finance Authority, Henry Ford Health System Rev., 4.00%, 11/15/2036	1,900	1,866
Michigan Finance Authority, Trinity Health Credit Group
Series 2016MI, Rev., 5.00%, 12/1/2035	4,600	4,761
Series 2013MI-4, Rev., 4.00%, 12/1/2038	1,000	1,009
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project Rev., AMT, 4.00%, 10/1/2026 (b)	1,125	1,127
State of Michigan Trunk Line Series 2020B, Rev., 4.00%, 11/15/2039	5,280	5,454
State of Michigan, Environmental Program Series 2014A, GO, 5.00%, 12/1/2028	4,300	4,352
West Ottawa Public Schools, Unlimited Tax GO, AGM, 4.00%, 11/1/2039	1,055	1,081
Total Michigan		22,040
Minnesota — 0.4%
City of Minneapolis, Health Care System, Fairview Health Services
Series 2018A, Rev., 4.00%, 11/15/2037	6,230	6,052
Series 2018A, Rev., 4.00%, 11/15/2038	750	721
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Minnesota — continued
Series 2018A, Rev., 4.00%, 11/15/2048	2,000	1,779
Series 2018A, Rev., 5.00%, 11/15/2049	1,000	1,008
Total Minnesota		9,560
Mississippi — 1.8%
State of Mississippi
Series 2018A, GO, 4.00%, 11/1/2026 (c)	5,030	5,195
Series 2018A, GO, 5.00%, 11/1/2026 (c)	11,595	12,272
Series 2018A, GO, 4.00%, 11/1/2038	21,155	21,284
State of Mississippi, Gaming Tax Series 2019A, Rev., 5.00%, 10/15/2025	2,250	2,305
Total Mississippi		41,056
Missouri — 0.6%
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019C, Rev., 4.00%, 2/1/2030	1,500	1,454
Series 2016B, Rev., 5.00%, 2/1/2035	1,000	1,004
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	977
Health and Educational Facilities Authority of the State of Missouri, Wright Memorial Hospital
Rev., 5.00%, 9/1/2024	300	301
Rev., 5.00%, 9/1/2028	1,355	1,391
Rev., 5.00%, 9/1/2031	100	103
Kansas City Industrial Development Authority, Airport Terminal Modernization Project Series 2019 B, Rev., AMT, 5.00%, 3/1/2039	4,710	4,884
Kansas City Industrial Development Authority, City International Airport Terminal Modernization Project Series 2019B, Rev., AMT, 5.00%, 3/1/2034	1,800	1,909
Metropolitan St. Louis Sewer District, Wastewater System Improvement Series 2015B, Rev., 5.00%, 5/1/2035	2,125	2,170
Total Missouri		14,193
Montana — 0.1%
County of Gallatin, Bozeman Fiber Project Series 2021A, Rev., 4.00%, 10/15/2032 (d)	2,000	1,866
Nebraska — 0.7%
Central Plains Energy Project, Gas Project No. 5 Series 2022-1, Rev., 5.00%, 10/1/2029 (b)	2,500	2,624
Douglas County School District No. 001, Omaha Public GO, 4.00%, 12/15/2041	10,000	10,035
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Municipal Bond Funds	27

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Nebraska — continued
Nebraska Educational Health Cultural and Social Services Finance Authority, Immanuel Retirement Communities Obligated Group
Series 2019A, Rev., 4.00%, 1/1/2034	1,000	1,030
Series 2019A, Rev., 4.00%, 1/1/2036	1,250	1,277
Series 2019A, Rev., 4.00%, 1/1/2037	1,000	1,014
Total Nebraska		15,980
Nevada — 1.4%
Clark County School District, Limited Tax Series 2020A, GO, AGM, 4.00%, 6/15/2039	1,215	1,235
Clark County Water Reclamation District
Series 2023, GO, 5.00%, 7/1/2040	11,105	12,535
Series 2023, GO, 5.00%, 7/1/2041	5,000	5,598
Series 2023, GO, 5.00%, 7/1/2053	10,000	10,840
Nye County School District Series 2023, GO, PSF-GTD, 5.00%, 5/1/2035	1,360	1,609
Total Nevada		31,817
New Hampshire — 0.2%
New Hampshire Business Finance Authority, University of Nevada Reno Project Series 2023A, Rev., 5.25%, 6/1/2051	4,000	4,386
New Jersey — 2.7%
New Jersey Economic Development Authority, School Facilities Construction
Series 2019LLL, Rev., 5.00%, 6/15/2034	1,000	1,107
Series 2018EEE, Rev., 5.00%, 6/15/2043	1,255	1,314
New Jersey Economic Development Authority, Transit Transportation Project Series 2020A, Rev., 4.00%, 11/1/2038	3,250	3,319
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series 2018A, Rev., 5.00%, 6/15/2030	9,585	9,989
Series A, Rev., 5.00%, 6/15/2031	11,500	11,969
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2019BB, Rev., 5.00%, 6/15/2032	2,000	2,181
Series 2020AA, Rev., 4.00%, 6/15/2036	2,750	2,861
Series 2022A, Rev., 4.00%, 6/15/2042	3,000	3,004
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2024	7,645	7,671
Series 2018A, Rev., 5.00%, 6/1/2026	6,300	6,537
Series 2018 A, Rev., 5.00%, 6/1/2027	8,005	8,458
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued
Series 2018A, Rev., 4.00%, 6/1/2037	1,000	1,016
Township of North Brunswick, General Improvement GO, 4.00%, 7/1/2039	1,540	1,597
Total New Jersey		61,023
New Mexico — 0.1%
Albuquerque Municipal School District No. 12, School Building GO, 5.00%, 8/1/2035	1,980	2,147
County of Bernalillo Series 1996B, Rev., NATL - RE - IBC, 5.70%, 4/1/2027	670	702
Total New Mexico		2,849
New York — 16.9%
Build NYC Resource Corp., Global Community Charter School Series 2022A, Rev., 4.00%, 6/15/2032	135	133
Build NYC Resource Corp., Grand Concourse Academy Charter School
Series 2022A, Rev., 5.00%, 7/1/2042	300	307
Series 2022A, Rev., 5.00%, 7/1/2052	350	351
City of New York, Fiscal Year 2018 Series 2018B-1, GO, 4.00%, 10/1/2041	6,450	6,459
City of New York, Fiscal Year 2024 Series 2024A, GO, 4.13%, 8/1/2053	2,000	1,966
Long Island Power Authority, Electric System
Series 2018, Rev., 5.00%, 9/1/2034	5,000	5,452
Series 2018, Rev., 5.00%, 9/1/2035	3,000	3,260
Metropolitan Transportation Authority
Series C-1, Rev., 5.25%, 11/15/2029	6,000	6,185
Series 2017C-1, Rev., 5.00%, 11/15/2030	4,885	5,253
Monroe County Industrial Development Corp., Academy of Health Sciences Charter School Project
Series 2022A, Rev., 5.00%, 7/1/2032 (d)	250	251
Series 2022A, Rev., 5.63%, 7/1/2042 (d)	1,385	1,379
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2017 Series 2017EE, Rev., 5.00%, 6/15/2036	5,000	5,317
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2020
Series 2020CC-1, Rev., 4.00%, 6/15/2038	14,705	15,078
Series 2020CC-2, Rev., 4.00%, 6/15/2042	5,000	5,044
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2022 Series 2022, Subseries BB-1, Rev., 4.00%, 6/15/2045	17,765	17,766
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Municipal Bond Funds	February 29, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019 Series 2019 S-2A, Rev., 4.00%, 7/15/2037	5,000	5,093
New York City Transitional Finance Authority, Future Tax Secured Series C, Rev., 5.00%, 11/1/2033	6,500	6,913
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017
Series 2017 E1, Rev., 5.00%, 2/1/2035	3,000	3,171
Series B, Rev., 5.00%, 8/1/2036	6,445	6,722
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series 2019 A-1, Rev., 5.00%, 8/1/2040	2,100	2,235
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2020 Series 2020B-1, Rev., 4.00%, 11/1/2038	3,770	3,865
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2021 Series 2021-A, Rev., 4.00%, 11/1/2038	10,575	10,862
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2022
Series 2022B, Subseries B-1, Rev., 4.00%, 8/1/2045	3,700	3,635
Series 2022C, Subseries C-1, Rev., 4.00%, 2/1/2047	7,750	7,562
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2024
Series 2024F, Subseries F-1, Rev., 5.25%, 2/1/2053	1,000	1,104
Series 2024F, Subseries F-1, Rev., 4.25%, 2/1/2054	2,000	1,962
New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured
Series B, Rev., Zero Coupon, 11/15/2032	2,000	1,432
Series B, Rev., Zero Coupon, 11/15/2033	2,150	1,472
Series B, Rev., AGM - CR, Zero Coupon, 11/15/2049	9,315	2,639
New York Liberty Development Corp., Secured by Port Authority
Series 1WTC-2021, Rev., AGM - CR, 3.00%, 2/15/2042	3,345	2,902
Series 1WTC-2021, Rev., 2.75%, 2/15/2044	2,000	1,532
New York Liberty Development Corp., World Trade Centre Series 1WTC-2021, Rev., 2.25%, 2/15/2041	4,500	3,357
New York Power Authority, Green Transmission Project
Series 2023 A, Rev., AGM, 5.00%, 11/15/2053	3,000	3,303
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2023 A, Rev., AGM, 5.13%, 11/15/2058	3,250	3,592
New York State Dormitory Authority, New York University Series 2016A, Rev., 4.00%, 7/1/2043	3,500	3,454
New York State Dormitory Authority, Personal Income Tax Series 2019D, Rev., 4.00%, 2/15/2047	1,500	1,469
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2014C, Rev., 5.00%, 3/15/2033	20,000	20,024
Series 2021 E, Rev., 4.00%, 3/15/2042	7,000	7,050
Series 2020A, Rev., 4.00%, 3/15/2047	18,070	17,692
New York State Dormitory Authority, State Sales Tax
Series 2018C, Rev., 5.00%, 3/15/2036	8,020	8,621
Series 2018E, Rev., 5.00%, 3/15/2038	2,000	2,148
Series 2015B, Rev., 5.00%, 3/15/2039	2,505	2,550
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution Series 2021A, Rev., 4.00%, 6/15/2038	7,515	7,755
New York State Environmental Facilities Corp., State Revolving Funds, Master Financing Program Series 2014B, Rev., 5.00%, 5/15/2027	3,130	3,139
New York State Thruway Authority Series O, Rev., 4.00%, 1/1/2043	3,900	3,862
New York State Thruway Authority, Personal Income Tax Series 2022 A, Rev., 5.00%, 3/15/2042	12,000	13,448
New York State Urban Development Corp., State Sales Tax
Series 2019A, Rev., 5.00%, 3/15/2039	13,555	14,831
Series 2019 A, Rev., 4.00%, 3/15/2042	10,080	10,107
Series 2021A, Rev., 4.00%, 3/15/2046	2,000	1,971
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Series 2018, Rev., AMT, 5.00%, 1/1/2025	5,000	5,038
Rev., AMT, 5.00%, 1/1/2029	1,400	1,447
Series 2018, Rev., AMT, 5.00%, 1/1/2031	3,500	3,615
Rev., AMT, 5.00%, 1/1/2034	9,885	10,205
Rev., AMT, 5.00%, 10/1/2035	3,920	4,130
Rev., AMT, 5.00%, 10/1/2040	5,350	5,513
Rev., AMT, 4.38%, 10/1/2045	1,690	1,661
New York Transportation Development Corp., JFK International Airport New Terminal One Project
Series 2023, Rev., AMT, AGM, 5.50%, 6/30/2042	1,750	1,936
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Municipal Bond Funds	29

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2023, Rev., AMT, AGM, 5.50%, 6/30/2043	2,250	2,479
Series 2023, Rev., AMT, AGM, 5.50%, 6/30/2044	2,250	2,473
Series 2023, Rev., AMT, AGM, 5.00%, 6/30/2049	2,500	2,623
Port Authority of New York and New Jersey, Consolidated
Series 223, Rev., AMT, 4.00%, 7/15/2039	2,975	2,952
Series 242, Rev., AMT, 5.00%, 12/1/2043	5,000	5,422
Series 93, Rev., 6.13%, 6/1/2094	12,000	12,048
Triborough Bridge and Tunnel Authority Series 2018D, Rev., 4.00%, 11/15/2038	4,000	4,089
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series 2012B, Rev., Zero Coupon, 11/15/2032	8,860	6,445
Utility Debt Securitization Authority
Series 2013TE, Rev., 5.00%, 3/14/2024	4,250	4,252
Rev., 5.00%, 12/15/2037	5,250	5,417
Utility Debt Securitization Authority, Federally Tax-Exempt Series 2013TE, Rev., 5.00%, 3/14/2024	3,500	3,502
Westchester County Local Development Corp., Kendal on Hudson Project
Series 2022B, Rev., 5.00%, 1/1/2037	260	269
Series 2022B, Rev., 5.00%, 1/1/2041	250	255
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project
Series 2021D, Rev., 2.88%, 4/1/2024 (d)	3,765	3,723
Series 2021C-EFRB, Rev., 3.20%, 7/1/2028 (d)	13,350	13,079
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project Series 2021A, Rev., 5.00%, 7/1/2041 (d)	10,450	10,295
Westchester County Local Development Corp., The Bethel Methodist Home D/B/A, The Knolls Project Series 2020A, Rev., 5.00%, 7/1/2040	1,000	840
Total New York		379,383
North Carolina — 0.9%
County of Wake Series 2023B, Rev., 5.00%, 4/1/2038	1,865	2,160
State of North Carolina Rev., 5.00%, 3/1/2033	15,345	16,971
Total North Carolina		19,131
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — 2.1%
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2, Rev., 4.00%, 6/1/2038	4,000	4,041
Series 2020B-2, Rev., 5.00%, 6/1/2055	5,000	4,764
County of Franklin, Health Care Facilities, Ohio Living Communities
Series 2020B, Rev., 4.00%, 7/1/2028	225	217
Series 2020B, Rev., 4.00%, 7/1/2029	265	254
Series 2020B, Rev., 4.00%, 7/1/2030	875	833
Series 2020B, Rev., 4.00%, 7/1/2031	925	874
Series 2020B, Rev., 4.00%, 7/1/2033	385	358
Series 2020B, Rev., 4.00%, 7/1/2034	475	438
Series 2020B, Rev., 4.00%, 7/1/2035	365	334
Series 2020B, Rev., 5.00%, 7/1/2040	5,290	5,062
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (d)	9,105	9,244
Ohio Water Development Authority, Water Pollution Control Loan Fund Series 2019A, Rev., 5.00%, 6/1/2029	16,390	18,287
State of Ohio Series 2021E, Rev., 4.00%, 1/15/2038	1,700	1,714
Total Ohio		46,420
Oklahoma — 0.1%
Oklahoma Capitol Improvement Authority Series 2014C, Rev., 5.00%, 7/1/2024	25	25
Oklahoma Development Finance Authority, Health System, OU Medicine Project Series 2018B, Rev., 5.00%, 8/15/2025	800	799
Oklahoma Turnpike Authority, Turnpike System, Second Senior Series 2017A, Rev., 5.00%, 1/1/2038	2,000	2,047
Total Oklahoma		2,871
Oregon — 0.1%
Multnomah County School District No. 40
Series A, GO, Zero Coupon, 6/15/2034	1,250	869
Series A, GO, Zero Coupon, 6/15/2036	1,000	622
Union County Hospital Facility Authority, Grande Ronde Hospital, Inc. Series 2022, Rev., 5.00%, 7/1/2047	1,000	1,006
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Municipal Bond Funds	February 29, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oregon — continued
Washington and Multnomah Counties School District No. 48J Beaverton Series B, GO, 5.00%, 6/15/2024 (c)	105	105
Yamhill County Hospital Authority, Friendsview, Tax Exempt Series 2021A, Rev., 5.00%, 11/15/2051	550	433
Total Oregon		3,035
Pennsylvania — 2.9%
Allegheny County Airport Authority, Pittsburgh International Airport Series 2023A, Rev., AMT, AGM, 5.50%, 1/1/2053	1,000	1,092
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group
Series 2018A, Rev., 5.00%, 4/1/2028	7,000	7,455
Series 2018A, Rev., 5.00%, 4/1/2030	5,000	5,311
Series 2018A, Rev., 5.00%, 4/1/2031	3,800	4,029
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2025	1,875	1,909
Rev., 5.00%, 6/1/2026	1,120	1,161
Rev., 5.00%, 6/1/2027	1,500	1,582
Rev., 5.00%, 6/1/2028	2,620	2,811
Rev., 5.00%, 6/1/2029	1,120	1,203
Commonwealth of Pennsylvania Series 1, GO, 4.00%, 3/19/2024	5,000	5,001
DuBois Hospital Authority, Penn Highlands Healthcare
Rev., 5.00%, 7/15/2029	1,700	1,785
Rev., 5.00%, 7/15/2030	2,000	2,091
Rev., 5.00%, 7/15/2031	1,450	1,510
Rev., 5.00%, 7/15/2032	1,525	1,588
Rev., 5.00%, 7/15/2034	1,675	1,742
Erie City Water Authority Series 2019B, Rev., AGM, 5.00%, 12/1/2032	1,235	1,382
Lancaster County Hospital Authority, Health Center, Masonic Villages Project Series 2015, Rev., 5.00%, 11/1/2028	1,215	1,232
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Series 2018A, Rev., 4.00%, 9/1/2038	2,950	2,967
Montgomery County Industrial Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2020C, Rev., 4.00%, 11/15/2043	300	279
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
Montgomery County Industrial Development Authority, Waverly Heights Ltd., Project
Rev., 4.00%, 12/1/2027	200	201
Rev., 4.00%, 12/1/2030	300	303
Rev., 4.00%, 12/1/2031	300	303
Rev., 4.00%, 12/1/2033	400	403
Pennsylvania Economic Development Financing Authority, Junior Guaranteed, Capitol Region Parking System Series 2024 B, Rev., GTD, 4.38%, 7/1/2053 (e)	2,500	2,425
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges Rev., AMT, AGM, 5.00%, 12/31/2057	5,645	5,945
Pennsylvania Turnpike Commission, Subordinate
Series 2021B, Rev., 4.00%, 12/1/2038	1,500	1,538
Series 2021B, Rev., 4.00%, 12/1/2039	2,250	2,297
Series 2023, Rev., 5.00%, 12/1/2040	1,000	1,120
Philadelphia Authority for Industrial Development, Holy Family University Project Series 2023, Rev., 5.50%, 9/1/2037	2,135	2,391
School District of the City of Erie (The), Limited Tax Series 2019A, GO, AGM, 4.00%, 4/1/2033	1,150	1,194
Wilkes-Barre Area School District GO, 3.75%, 4/15/2044	1,500	1,418
Total Pennsylvania		65,668
Puerto Rico — 0.5%
Puerto Rico Public Finance Corp. Series 2001E, Rev., AGC - ICC, AGM - CR, 6.00%, 8/1/2026 (c)	10,000	10,729
Tennessee — 7.0%
Knox County Health Educational and Housing Facility Board, East Tennessee Children's Hospital Rev., 4.00%, 11/15/2043	6,145	5,860
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Belmont University Series 2023, Rev., 5.00%, 5/1/2036	500	564
Metropolitan Government of Nashville and Davidson County
GO, 5.00%, 7/1/2031	10,000	10,954
GO, 4.00%, 7/1/2036	24,290	25,018
GO, 4.00%, 7/1/2037	16,205	16,577
Metropolitan Nashville Airport Authority (The)
Series 2022B, Rev., AMT, 5.50%, 7/1/2037	1,500	1,720
Series 2022B, Rev., AMT, 5.50%, 7/1/2039	2,300	2,610
Series 2022B, Rev., AMT, 5.50%, 7/1/2040	2,000	2,256
Series 2022B, Rev., AMT, 5.50%, 7/1/2041	1,875	2,105
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Municipal Bond Funds	31

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Tennessee — continued
Series 2022B, Rev., AMT, 5.50%, 7/1/2042	2,000	2,237
Series 2022B, Rev., AMT, 5.25%, 7/1/2047	9,470	10,183
Metropolitan Nashville Airport Authority (The), Subordinate Airport
Series 2019A, Rev., 5.00%, 7/1/2049	1,680	1,773
Series 2019B, Rev., AMT, 4.00%, 7/1/2054	1,550	1,407
Series 2019B, Rev., AMT, 5.00%, 7/1/2054	5,000	5,160
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project
Series 2019A, Rev., 5.75%, 10/1/2049	2,420	1,763
Series 2019A, Rev., 5.75%, 10/1/2054	4,280	3,028
Series 2019A, Rev., 5.75%, 10/1/2059	1,240	862
Tennergy Corp., Gas Supply Series 2021 A, Rev., 4.00%, 9/1/2028 (b)	10,300	10,330
Tennessee Energy Acquisition Corp., Gas Project
Series 2018, Rev., 4.00%, 11/1/2025 (b)	33,150	33,250
Series 2006B, Rev., 5.63%, 9/1/2026	5,000	5,090
Series 2023A-1, Rev., 5.00%, 5/1/2028 (b)	14,065	14,546
Total Tennessee		157,293
Texas — 5.1%
Aledo Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2048	2,375	2,577
Arlington Higher Education Finance Corp.
Series 2021A, Rev., 5.00%, 8/15/2026	190	192
Series 2021A, Rev., 5.00%, 8/15/2027	105	107
Series 2021A, Rev., 5.00%, 8/15/2028	35	36
Series 2021A, Rev., 4.00%, 8/15/2029	40	39
Series 2021A, Rev., 4.00%, 8/15/2030	45	43
Series 2021A, Rev., 4.00%, 8/15/2031	45	43
Austin Independent School District, Unlimited Tax Series 2023, GO, 5.00%, 8/1/2040	3,000	3,406
Barbers Hill Independent School District, Unlimited Tax Series 2022, GO, PSF-GTD, 5.00%, 2/15/2042	4,525	4,996
Central Texas Regional Mobility Authority, Senior Lien
Series 2021B, Rev., 4.00%, 1/1/2040	1,000	1,006
Series 2021B, Rev., 4.00%, 1/1/2041	1,000	1,003
City of Dallas Housing Finance Corp., Rosemont at Ash Creek Apartments Series 2023, Rev., FHA, 5.00%, 12/1/2025 (b)	1,375	1,405
City of Houston, Combined Utility System, Junior Lien Series 2002A, Rev., AGM, 5.75%, 12/1/2032 (c)	2,000	2,505
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
City of Mesquite, Combination tax GO, 4.13%, 2/15/2040	1,665	1,718
Clifton Higher Education Finance Corp., Idea Public Schools Series 2019, Rev., PSF-GTD, 4.00%, 8/15/2037	1,860	1,900
Clifton Higher Education Finance Corp., Yes Prep Public School, Inc. Series 2023, Rev., PSF-GTD, 4.25%, 4/1/2048	1,520	1,514
Coastal Water Authority, City of Houston Projects Rev., 5.00%, 12/15/2025	5,115	5,121
County of Harris Series 2023A, GO, 5.00%, 9/15/2048	1,950	2,138
County of Harris, Unlimited Tax Series 2023A, GO, 4.25%, 9/15/2048	2,000	2,006
Dallas Area Rapid Transit, Sales Tax, Senior Lien Series 2016A, Rev., 5.00%, 12/1/2025 (c)	9,905	10,250
Denison Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 4.00%, 8/1/2045	2,865	2,841
Houston Independent School District, Maintenance Tax Notes GO, 5.00%, 7/15/2031	9,700	10,590
Hutto Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 8/1/2053	3,000	3,261
Kermit Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 2/15/2048	3,500	3,821
Lamar Consolidated Independent School District, Unlimited Tax Series 2023 A, GO, PSF-GTD, 5.00%, 2/15/2053	5,000	5,418
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project Rev., 4.00%, 1/1/2037	525	412
North Texas Tollway Authority, First Tier Series 2020A, Rev., 4.00%, 1/2/2038	5,000	5,110
North Texas Tollway Authority, Second Tier Series B, Rev., 5.00%, 1/1/2030	1,100	1,137
Permanent University Fund - Texas A&M University System Series 2009A, Rev., 5.25%, 7/1/2028	2,015	2,069
Plano Independent School District, Unlimited Tax GO, 5.00%, 2/15/2041	3,900	4,369
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project
Series 2020B-1, Rev., 4.00%, 11/15/2027	12,705	12,144
Series 2020A, Rev., 6.25%, 11/15/2031	500	486
Series 2020A, Rev., 6.63%, 11/15/2041	2,545	2,414
Texas Municipal Gas Acquisition & Supply Corp. IV Series 2023B, Rev., 5.50%, 1/1/2034 (b)	5,000	5,552
Texas Water Development Board Series 2023 A, Rev., 5.00%, 10/15/2058	3,000	3,264
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Municipal Bond Funds	February 29, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Texas Water Development Board, State Water Implementation Fund Series 2018 B, Rev., 5.00%, 4/15/2030	7,000	7,738
Trinity River Authority of Texas, Livingston Regional Water Supply System Project Series 2023, Rev., 5.00%, 8/1/2038	1,220	1,394
Total Texas		114,025
Utah — 1.8%
County of Utah, IHC Health Services, Inc. Series 2018C, Rev., VRDO, LIQ : TD Bank NA, 3.65%, 3/1/2024 (b)	35,000	35,000
Mida Golf and Equestrian Center Public Infrastructure District, Limited Tax GO, 4.25%, 6/1/2041 (d)	1,105	875
Utah Infrastructure Agency, Clearfield City Project Rev., 4.00%, 10/15/2040	915	918
Utah Infrastructure Agency, Tax-Exempt Telecommunications
Series 2018A, Rev., 5.00%, 10/15/2025	1,450	1,462
Series 2018A, Rev., 5.00%, 10/15/2028	1,000	1,035
Rev., 5.00%, 10/15/2032	515	548
Rev., 4.00%, 10/15/2038	1,560	1,597
Total Utah		41,435
Virginia — 2.0%
City of Alexandria Series 2023, GO, 4.00%, 12/15/2048	1,515	1,520
Fairfax County Water Authority Series 2005B, Rev., 5.25%, 4/1/2025	3,500	3,584
Lynchburg Economic Development Authority, Centra Health Obligated Group Rev., 4.00%, 1/1/2037	1,590	1,631
Virginia College Building Authority, Educational Facilities, Washington & Lee University Project Rev., NATL - RE, 5.25%, 1/1/2026	2,175	2,242
Virginia Public School Authority
Series 2023, Rev., 5.00%, 8/1/2041	4,880	5,590
Series 2023, Rev., 5.00%, 8/1/2042	6,450	7,358
Series 2023, Rev., 5.00%, 8/1/2043	2,795	3,173
Virginia Small Business Financing Authority, Senior Lien
Rev., AMT, 4.00%, 7/1/2029	3,875	3,920
Rev., AMT, 4.00%, 1/1/2032	3,000	3,047
Series 2022, Rev., AMT, 4.00%, 7/1/2033	7,000	7,094
Rev., AMT, 4.00%, 1/1/2036	5,000	5,029
Total Virginia		44,188
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Washington — 3.3%
Chelan County Public Utility District No. 1 Series 2020A, Rev., 4.00%, 7/1/2038	1,670	1,703
County of Snohomish, Limited Tax GO, 4.00%, 12/1/2039	1,470	1,511
Energy Northwest, Columbia Generating Station Series 2017-A, Rev., 5.00%, 7/1/2034	5,025	5,349
Port of Seattle, Intermediate Lien
Series B, Rev., 5.00%, 3/1/2032	4,000	4,023
Series B, Rev., 5.00%, 3/1/2034	1,000	1,006
State of Washington, State and Local Agency Real and Personal Property Series 2018C, COP, 5.00%, 7/1/2034	1,050	1,142
State of Washington, Various Purpose
Series R-2015A, GO, 4.00%, 7/1/2026	4,465	4,474
Series 2018C, GO, 5.00%, 2/1/2037	14,430	15,483
Series 2015B, GO, 5.00%, 2/1/2040	20,965	21,192
Series 2018A, GO, 5.00%, 8/1/2040	10,000	10,491
Series 2023C, GO, 5.00%, 6/1/2041	2,330	2,648
Tacoma Metropolitan Park District, Unlimited Tax
GO, 5.00%, 12/1/2036	600	619
GO, 5.00%, 12/1/2037	1,750	1,796
Washington State Housing Finance Commission, Rockwood Retirement Communities Project
Series 2020A, Rev., 5.00%, 1/1/2032 (d)	1,920	1,857
Series 2020A, Rev., 5.00%, 1/1/2041 (d)	2,000	1,802
Total Washington		75,096
Wisconsin — 1.2%
Public Finance Authority, Ascend Leadership Academy Project Series 2021A, Rev., 5.00%, 6/15/2041 (d)	1,035	893
Public Finance Authority, Cone Health Series 2022A, Rev., 5.00%, 10/1/2052	6,530	6,872
Public Finance Authority, Piedmont Community Charter School
Rev., 5.00%, 6/15/2024	205	205
Rev., 5.00%, 6/15/2039	390	390
Public Finance Authority, The Carmelite System, Inc., Obligated Group Rev., 3.25%, 1/1/2028	1,190	1,134
Public Finance Authority, The Franklin School of Innovation Rev., 5.00%, 1/1/2042 (d)	500	444
Public Finance Authority, Triad Educational Services, Inc.
Series 2021A, Rev., 4.00%, 6/15/2029	415	404
Series 2021A, Rev., 4.00%, 6/15/2031	450	434
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Municipal Bond Funds	33

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — continued
Public Finance Authority, Viticus Group Project
Series 2022A, Rev., 4.00%, 12/1/2031 (d)	540	498
Series 2022A, Rev., 4.00%, 12/1/2041 (d)	2,320	1,931
Public Finance Authority, Wakemed Hospital Series 2019A, Rev., 5.00%, 10/1/2044	12,500	13,005
Wisconsin Health and Educational Facilities Authority, Three Pillars Senior Living Communities Series 2021A, Rev., 4.00%, 8/15/2041	675	554
Wisconsin Housing and Economic Development Authority Home Ownership Series 2024 A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	1,000	1,094
Total Wisconsin		27,858
Wyoming — 1.0%
County of Campbell, Solid Waste Facilities, Basin Electric Power Co-operative, Dry Fork Station Facilities Series 2019A, Rev., 3.63%, 7/15/2039	23,570	21,602
Total Municipal Bonds (Cost $2,175,794)		2,194,147
	SHARES (000)
Short-Term Investments — 1.2%
Investment Companies — 1.2%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.37% (f) (g) (Cost $25,573)	25,574	25,576
Total Investments — 98.8% (Cost $2,201,367)		2,219,723
Other Assets Less Liabilities — 1.2%		28,081
NET ASSETS — 100.0%		2,247,804

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
IBC	Insured Bond Certificates
ICC	Insured Custody Certificates
LIQ	Liquidity Agreement
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 29, 2024.

(c)	Security is prerefunded or escrowed to maturity.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of February 29, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Municipal Bond Funds	February 29, 2024

Futures contracts outstanding as of February 29, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	319	06/28/2024	USD	65,338	49
U.S. Treasury 5 Year Note	352	06/28/2024	USD	37,667	105
					154

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Municipal Bond Funds	35

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds—93.8% (a)
Alabama—0.3%
Utility—0.3%
Southeast Alabama Gas Supply District (The), Project No. 2, Series 2024 B, Rev., 5.00%, 5/1/2032 (b) (c)	1,000	1,063
California—0.4%
Other Revenue—0.1%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series 2021B-2, Rev., Zero Coupon, 6/1/2066	3,300	374
Transportation—0.3%
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project, Series 2020A, Rev., AMT, 3.95%, 1/30/2025 (b) (d)	1,250	1,250
Total California		1,624
Georgia—1.1%
Utility—1.1%
Main Street Natural Gas, Inc., Gas Supply
Series 2022B, Rev., 5.00%, 6/1/2029 (b)	2,750	2,890
Series 2024 A, Rev., 5.00%, 9/1/2031 (b)	1,160	1,241
		4,131
Kentucky—0.4%
Utility—0.4%
Kentucky Public Energy Authority, Series 2024A, Rev., 5.00%, 7/1/2030 (b)	1,500	1,574
Maine—0.4%
General Obligation—0.4%
Town of Bar Harbor, Series 2023, GO, 5.00%, 10/15/2043	1,205	1,374
New York—89.9%
Education—3.4%
Build NYC Resource Corp., Global Community Charter School, Series 2022A, Rev., 4.00%, 6/15/2032	130	129
New York State Dormitory Authority, Series 2024, Rev., 5.25%, 7/1/2054 (c)	3,000	3,254
New York State Dormitory Authority, Court Facilities Lease, Series 2005A, Rev., AMBAC, 5.50%, 5/15/2026	5,000	5,281
New York State Dormitory Authority, New York University
Series 2001-1, Rev., AMBAC, 5.50%, 7/1/2024	1,570	1,582
Series 2001-1, Rev., AMBAC, 5.50%, 7/1/2025	2,280	2,358
INVESTMENTS	Principal Amount ($000)	Value ($000)

Education — continued
New York State Dormitory Authority, Non Stop Supported Debt, New School University, Series 2022A, Rev., 5.00%, 7/1/2033	250	285
New York State Dormitory Authority, School Districts Financing Program, Series 2009A, Rev., AGC, 5.00%, 10/1/2024	10	10
		12,899
General Obligation—15.9%
City of New York, Fiscal Year 2018
Series 2018F-1, GO, 5.00%, 4/1/2034	2,500	2,706
Series 2018E-1, GO, 5.25%, 3/1/2035	1,300	1,417
City of New York, Fiscal Year 2020, Series 2020C-1, GO, 5.00%, 8/1/2033	2,000	2,274
City of New York, Fiscal Year 2022
Series 2022D, Subseries D-1, GO, 5.25%, 5/1/2039	1,500	1,724
Series 2022A,SubseriesA-1, GO, 4.00%, 8/1/2041	2,065	2,097
City of New York, Fiscal Year 2023
Series 2023A, Subseries A-1, GO, 5.00%, 9/1/2037	1,400	1,605
Series 2023E, GO, 4.00%, 4/1/2042	1,000	1,012
City of New York, Fiscal Year 2024, Series 2024A, GO, 5.00%, 8/1/2045	3,850	4,230
City of Yonkers
Series 2024 A, GO, AGM, 5.00%, 2/15/2041	1,000	1,125
Series 2024B, GO, AGM, 5.00%, 2/15/2041	1,000	1,125
Series 2024 A, GO, AGM, 5.00%, 2/15/2042	1,505	1,683
Series 2024B, GO, AGM, 5.00%, 2/15/2042	1,000	1,118
County of Albany, Series 2022A, GO, 4.00%, 6/1/2036	1,080	1,138
County of Monroe, GO, 4.00%, 6/1/2040	2,115	2,176
County of Nassau, Series 2021A, GO, AGM, 4.00%, 4/1/2036	2,000	2,113
County of Nassau, General Improvement
Series 2022A, GO, 5.00%, 4/1/2037	1,000	1,156
Series 2023A, GO, AGM, 4.00%, 4/1/2042	1,500	1,518
County of Onondaga
Series 2018, GO, 4.00%, 4/15/2029	2,760	2,794
Series 2022, GO, 4.00%, 6/15/2037	2,000	2,117
County of Suffolk, Series 2017D, GO, 4.00%, 10/15/2028	3,375	3,532
County of Westchester
Series 2018A, GO, 5.00%, 12/1/2025	1,500	1,557
Series 2018-A, GO, 4.00%, 12/1/2028	1,000	1,043
Series 2022B, GO, 4.00%, 12/15/2035	2,600	2,813
Series 2023A, GO, 4.00%, 12/1/2038	2,000	2,109
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Municipal Bond Funds	February 29, 2024

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
General Obligation — continued
Port Washington Union Free School District, GO, 4.00%, 8/1/2037	2,765	2,900
State of New York, Series 2023A, GO, 5.00%, 3/15/2041	1,000	1,146
Town of Babylon, Series 2022, GO, 4.00%, 12/15/2041	1,295	1,327
Town of Clarkstown, Series 2023, GO, 4.00%, 11/15/2039	990	1,043
Town of Huntington, Public Improvement, Series 2022A, GO, 4.00%, 6/15/2037	1,385	1,447
Town of Oyster Bay, Public Improvement
GO, AGM, 5.00%, 8/1/2029	500	562
GO, AGM, 5.00%, 8/1/2031	650	757
Uniondale Union Free School District
GO, 4.00%, 1/15/2038	2,000	2,085
GO, 4.00%, 1/15/2041	2,000	2,048
		59,497
Hospital—1.1%
New York State Dormitory Authority, Hospitals Center, Langone Hospitals Obligated Group, Rev., 5.00%, 7/1/2026	3,360	3,370
New York State Dormitory Authority, Municipal Health Facilities Improvement Program, Series 2018 1, Rev., 5.00%, 1/15/2031	550	598
		3,968
Other Revenue—34.4%
Hudson Yards Infrastructure Corp., Second Indenture
Series 2017 A, Rev., 5.00%, 2/15/2031	1,585	1,681
Series 2017A, Rev., 5.00%, 2/15/2035	4,000	4,236
Series 2017A, Rev., 5.00%, 2/15/2037	2,500	2,632
Series 2017 A, Rev., 5.00%, 2/15/2038	2,125	2,231
Series 2022A, Rev., 4.00%, 2/15/2040	1,730	1,770
New York City Industrial Development Agency, Queens Baseball Stadium Project, Series 2021A, Rev., AGM, 5.00%, 1/1/2031	1,250	1,404
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015, Series 2015 S-1, Rev., 5.00%, 7/15/2031	2,500	2,535
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018, Series 2018S-4A, Rev., 5.25%, 7/15/2035	4,000	4,393
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019
Series 2019S-2A, Rev., 5.00%, 7/15/2034	2,000	2,180
INVESTMENTS	Principal Amount ($000)	Value ($000)

Other Revenue — continued
Series 2019S-3A, Rev., 5.00%, 7/15/2034	4,000	4,360
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017, Series 2017 E1, Rev., 5.00%, 2/1/2035	2,000	2,114
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019
Series 2019A-1, Rev., 5.00%, 8/1/2034	1,500	1,631
Series 2019A-1, Rev., 5.00%, 8/1/2035	1,000	1,084
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2022
Series 2022F, Subseries F-1, Rev., 4.00%, 2/1/2038	2,000	2,072
Series 2022B-1, Rev., 4.00%, 8/1/2039	4,475	4,571
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023
Series 2023D, Subseries D-1, Rev., 5.25%, 11/1/2037	1,500	1,759
Series 2023F, Rev., 5.00%, 2/1/2042	2,000	2,241
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2024
Series 2024B, Rev., 5.00%, 5/1/2042	1,000	1,129
Series 2024F, Subseries F-1, Rev., 5.25%, 2/1/2053	1,000	1,104
Series 2024F, Subseries F-1, Rev., 4.25%, 2/1/2054	1,000	981
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2017, Series 2017E-1, Rev., 5.00%, 2/1/2034	2,260	2,390
New York Convention Center Development Corp., Hotel Unit Fee Secured, Rev., 5.00%, 11/15/2030	2,000	2,042
New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured, Series B, Rev., Zero Coupon, 11/15/2033	4,090	2,801
New York Liberty Development Corp., Goldman Sachs Headquarters LLC, Series 2005, Rev., 5.25%, 10/1/2035	2,460	2,921
New York State Dormitory Authority, Personal Income Tax, Series 2019A, Rev., 5.00%, 3/15/2024 (e)	2,350	2,351
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2019A, Rev., 5.00%, 3/15/2036	1,825	2,012
Series 2021A, Rev., 5.00%, 3/15/2036	1,800	2,058
Series 2020A, Rev., 4.00%, 3/15/2047	1,700	1,664
New York State Dormitory Authority, State Sales Tax
Series 2015 B, Rev., 5.00%, 3/15/2030	5,000	5,128
Series 2016A, Rev., 5.00%, 3/15/2031	2,000	2,100
Series A, Rev., 5.00%, 3/15/2031	3,100	3,103
Series A, Rev., 5.00%, 3/15/2032	2,000	2,002
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Municipal Bond Funds	37

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Other Revenue — continued
Series 2018E-2, Rev., 5.00%, 3/15/2033	2,000	2,181
Series 2017A, Rev., 5.00%, 3/15/2034	2,000	2,114
New York State Thruway Authority, Personal Income Tax
Series 2022A, Rev., 5.00%, 3/15/2036	2,000	2,338
Series 2022A, Rev., 5.00%, 3/15/2037	1,500	1,735
Series 2021A-1, Rev., 4.00%, 3/15/2038	1,500	1,550
Series 2022A, Rev., 5.00%, 3/15/2041	5,000	5,633
Series 2021A-1, Rev., 4.00%, 3/15/2042	2,500	2,514
New York State Urban Development Corp., State Personal Income Tax, General Purpose
Series 2014A, Rev., 5.00%, 3/15/2024	3,000	3,001
Series 2015A, Rev., 5.00%, 3/15/2032	2,500	2,554
Series 2019A, Rev., 5.00%, 3/15/2033	2,575	2,820
Series 2020C, Rev., 4.00%, 3/15/2037	1,000	1,047
Series 2020 A, Rev., 4.00%, 3/15/2040	3,000	3,058
Series 2020E, Rev., 4.00%, 3/15/2045	1,500	1,486
New York State Urban Development Corp., State Personal Income Tax, State Facilities and Equipment, Series A-2, Rev., NATL - RE, 5.50%, 3/15/2025	5,000	5,127
New York State Urban Development Corp., State Sales Tax, Series 2021 A, Rev., 4.00%, 3/15/2044	5,000	4,966
State of New York Mortgage Agency, Homeowner Mortgage, Series 197, Rev., 3.50%, 10/1/2044	250	248
Suffolk Tobacco Asset Securitization Corp., Series 2021 A-2, Rev., 5.00%, 6/1/2034	2,250	2,511
Triborough Bridge and Tunnel Authority Sales Tax, Series 2024A SUB A2, Rev., 5.25%, 5/15/2059	2,500	2,733
Westchester County Local Development Corp., Kendal on Hudson Project
Series 2022B, Rev., 5.00%, 1/1/2027	100	102
Series 2022B, Rev., 5.00%, 1/1/2032	240	251
INVESTMENTS	Principal Amount ($000)	Value ($000)

Other Revenue — continued
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement
Series B, Rev., 5.00%, 6/1/2033	1,775	1,846
Series B, Rev., 5.00%, 6/1/2034	2,000	2,076
		128,571
Prerefunded—1.1%
New York State Urban Development Corp., State Personal Income Tax, General Purpose, Series 2014A, Rev., 5.00%, 3/15/2024 (e)	1,500	1,501
Sales Tax Asset Receivable Corp., Fiscal Year 2015, Series 2015A, Rev., 5.00%, 10/15/2024 (e)	2,500	2,529
		4,030
Special Tax—0.4%
New York State Dormitory Authority, Personal Income Tax, Series 2015B, Rev., 5.00%, 2/15/2035	1,500	1,523
Transportation—17.5%
Metropolitan Transportation Authority
Series C-1, Rev., 5.25%, 11/15/2030	1,500	1,545
Series A-1, Rev., 5.00%, 11/15/2031	2,500	2,588
Series A-1, Rev., 4.00%, 11/15/2033	2,000	2,014
Metropolitan Transportation Authority, Dedicated Tax Fund
Series 2012A, Rev., Zero Coupon, 11/15/2030	4,000	3,252
Series 2016A, Rev., 5.25%, 11/15/2034	1,020	1,076
New York State Thruway Authority
Series K, Rev., 5.00%, 1/1/2028	1,000	1,015
Series K, Rev., 5.00%, 1/1/2030	2,500	2,535
Series L, Rev., 5.00%, 1/1/2032	2,250	2,438
Series N, Rev., 4.00%, 1/1/2041	2,500	2,506
New York State Thruway Authority, Junior Lien, Series 2016A, Rev., 5.00%, 1/1/2035	1,000	1,030
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Series 2018, Rev., AMT, 5.00%, 1/1/2026	4,000	4,069
Series 2018, Rev., AMT, 5.00%, 1/1/2031	2,155	2,226
Series 2018, Rev., AMT, 4.00%, 1/1/2036	2,000	1,975
Port Authority of New York and New Jersey, Consolidated
Series 186, Rev., AMT, 5.00%, 10/15/2027	2,000	2,012
Series 185, Rev., AMT, 5.00%, 9/1/2028	1,000	1,005
Series 184, Rev., 5.00%, 9/1/2030	2,020	2,033
Series 185, Rev., AMT, 5.00%, 9/1/2030	2,000	2,009
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Municipal Bond Funds	February 29, 2024

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Transportation — continued
Series 207, Rev., AMT, 5.00%, 9/15/2031	2,335	2,477
Series 185, Rev., AMT, 5.00%, 9/1/2032	1,750	1,757
Series 207, Rev., AMT, 5.00%, 9/15/2032	3,000	3,180
Series 205, Rev., 5.00%, 11/15/2032	1,000	1,080
Series 214, Rev., AMT, 5.00%, 9/1/2036	2,950	3,152
Series 221, Rev., AMT, 4.00%, 7/15/2039	1,355	1,342
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2023A, Rev., 5.00%, 5/15/2025	1,500	1,536
Series 2018B, Rev., 5.00%, 11/15/2030	3,355	3,873
Series B, Rev., 5.00%, 11/15/2031	1,100	1,171
Series 2013A, Rev., Zero Coupon, 11/15/2032	3,000	2,164
Series B, Rev., 5.00%, 11/15/2033	1,500	1,596
Series 2023A, Rev., 4.00%, 11/15/2037	1,600	1,692
Series 2022A, Rev., 4.00%, 5/15/2041	2,040	2,061
Series 2019C, Rev., 4.00%, 11/15/2042	1,375	1,383
Series 2020 A, Rev., 5.00%, 11/15/2054	1,500	1,597
		65,389
Utility—7.8%
Long Island Power Authority, Electric System
Series 2018, Rev., 5.00%, 9/1/2035	2,000	2,174
Series 2021A, Rev., 4.00%, 9/1/2041	2,030	2,063
New York Power Authority, Green Transmission Project
Series 2022A, Rev., AGM, 5.00%, 11/15/2028	1,300	1,448
Series 2022A, Rev., AGM, 5.00%, 11/15/2035	840	980
Series 2022A, Rev., AGM, 4.00%, 11/15/2038	2,000	2,047
Utility Debt Securitization Authority
Series 2016A, Rev., 5.00%, 6/15/2026	1,250	1,256
Series 2016A, Rev., 5.00%, 12/15/2034	3,250	3,393
Series 2016 B, Rev., 5.00%, 12/15/2035	2,450	2,556
Series 2022TE-1, Rev., 5.00%, 12/15/2035	800	953
Series 2023 TE-1, Rev., 5.00%, 12/15/2041	10,620	12,237
		29,107
Water & Sewer—8.3%
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Series 2018CC-1, Rev., 4.00%, 6/15/2037	1,150	1,169
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015
Series 2015EE, Rev., 5.00%, 6/15/2028	2,000	2,009
Series 2015DD, Rev., 5.00%, 6/15/2029	2,000	2,009
INVESTMENTS	Principal Amount ($000)	Value ($000)

Water & Sewer — continued
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2020
Series 2020-EE, Rev., 5.00%, 6/15/2030	1,155	1,330
Series 2020CC-1, Rev., 4.00%, 6/15/2041	2,000	2,024
Subseries 202DD-3, Rev., 4.00%, 6/15/2042	2,500	2,521
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2021, Series 2021, Subseries BB-2, Rev., 4.00%, 6/15/2042	1,075	1,085
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2022, Series 2022, Subseries BB-1, Rev., 4.00%, 6/15/2045	1,500	1,500
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023, Series 2023DD, Rev., 5.25%, 6/15/2046	2,000	2,265
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution
Series 2014A, Rev., 5.00%, 6/15/2027	1,500	1,506
Series 2016A, Rev., 5.00%, 6/15/2031	2,150	2,249
Series 2016A, Rev., 5.00%, 6/15/2032	2,000	2,089
Series 2015A, Rev., 5.00%, 6/15/2033	2,000	2,048
Series 2017E, Rev., 5.00%, 6/15/2038	1,240	1,320
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Pooled Financing Program, Series 2005B, Rev., 5.50%, 10/15/2025 (e)	4,175	4,319
New York State Environmental Facilities Corp., State Revolving Funds, Master Financing Program, Series 2021-B, Rev., 4.00%, 8/15/2039	1,380	1,417
		30,860
Total New York		335,844
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Municipal Bond Funds	39

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Water & Sewer — continued
Ohio—0.5%
Transportation—0.3%
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project, Series 2023, Rev., 5.00%, 12/1/2028 (b) (d)	1,000	1,015
Utility—0.2%
Ohio Air Quality Development Authority, Duke Energy Corp., Series 2022A, Rev., AMT, 4.25%, 6/1/2027 (b)	1,000	1,010
Total Ohio		2,025
Pennsylvania—0.3%
Other Revenue—0.3%
Pennsylvania Economic Development Financing Authority, Senior Insured, Capitol Region Parking System, Series 2024 A, Rev., AGM, 4.13%, 1/1/2043 (c)	1,100	1,075
Puerto Rico—0.2%
Other Revenue—0.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax, Series A-2, Rev., 4.78%, 7/1/2058	1,000	995
Wisconsin—0.3%
Housing—0.3%
Wisconsin Housing and Economic Development Authority Home Ownership, Series 2024 A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	1,000	1,094
Total Municipal Bonds (Cost $345,240)		350,799
	Shares (000)
Short-Term Investments—7.2%
Investment Companies—7.2%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.37% (f) (g)(Cost $26,812)	26,810	26,813
Total Investments—101.0% (Cost $372,052)		377,612
Liabilities in Excess of Other Assets—(1.0)%		(3,910)
Net Assets—100.0%		373,702

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 29, 2024.

(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of February 29, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Municipal Bond Funds	February 29, 2024

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 90.5% (a)
Alabama — 3.5%
Birmingham Airport Authority
Rev., 5.00%, 7/1/2033	325	369
Rev., 5.00%, 7/1/2034	375	424
Black Belt Energy Gas District, Gas Prepay Project No. 7 Series 2021C-1, Rev., 4.00%, 12/1/2026 (b)	7,515	7,524
Black Belt Energy Gas District, Gas Project
Series 2022C-1, Rev., 5.25%, 6/1/2027	1,300	1,359
Series 2022B-1, Rev., 4.00%, 10/1/2027 (b)	2,500	2,497
Series 2022C-1, Rev., 5.25%, 12/1/2027	1,165	1,227
City of Huntsville, Warrants Series 2017D, GO, 5.00%, 11/1/2024	125	127
City of Montgomery, Warrants Series 2020, GO, 4.00%, 2/1/2025	100	101
County of Jefferson
Series 2024, Rev., 5.00%, 10/1/2025	1,500	1,541
Series 2024, Rev., 5.00%, 10/1/2026	800	837
Selma Industrial Development Board, International Paper Co. Project Series 2019A, Rev., 2.00%, 10/1/2024 (b)	3,625	3,581
Southeast Energy Authority A Cooperative District Project No.06 Series 2023B, Rev., LIQ : Royal Bank of Canada, 5.00%, 6/1/2030 (b)	3,320	3,525
Southeast Energy Authority A Cooperative District, Project No. 4 Series 2022B-1, Rev., 5.00%, 8/1/2028 (b)	5,000	5,197
Total Alabama		28,309
Alaska — 0.0% ^
Borough of Matanuska-Susitna Series 2007A, GO, NATL - RE, 5.00%, 4/1/2025	100	102
State of Alaska Series 2023A, GO, 5.00%, 8/1/2024	145	146
Total Alaska		248
Arizona — 3.9%
Arizona Health Facilities Authority, Scottsdale Lincoln Hospitals Series 2014A, Rev., 5.00%, 12/1/2025	3,540	3,585
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund Series 2023A, Rev., 5.00%, 11/1/2028	6,000	6,458
Arizona State University Series 2021, Rev., 5.00%, 8/1/2024	125	126
City of Mesa Series 2016, GO, 3.00%, 7/1/2025	500	498
City of Phoenix Civic Improvement Corp., Junior Lien, Water System Series 2014B, Rev., 5.00%, 7/1/2024	350	352
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued
City of Phoenix Civic Improvement Corp., Senior Lien, Airport System
Series 2023, Rev., AMT, 5.00%, 7/1/2024	375	376
Series 2023, Rev., AMT, 5.00%, 7/1/2025	500	509
Series 2023, Rev., AMT, 5.00%, 7/1/2026	1,505	1,557
Maricopa County Elementary School District No. 6 Washington, School Improvement, Project of 2016 Series 2019B, GO, 5.00%, 7/1/2029	3,950	4,323
Maricopa County Industrial Development Authority, Banner Health
Series C, Rev., 5.00%, 10/18/2024 (b)	5,000	5,044
Series 2023A-1, Rev., 5.00%, 5/15/2026 (b)	1,235	1,278
Maricopa County Pollution Control Corp., Palo Verde Project
Series 2010A, Rev., 0.88%, 10/1/2026 (b)	4,500	4,088
Series 2010B, Rev., 0.88%, 10/1/2026 (b)	2,150	1,953
Maricopa County Unified School District No. 11-Peoria Series 2015, GO, AGM, 5.00%, 7/1/2024	250	251
Maricopa County Unified School District No. 41 Gilbert, Project of 2019 Series 2023C, GO, 5.00%, 7/1/2024	775	780
Tempe Industrial Development Authority, Friendship Village of Tempe Project Series 2021C-1, Rev., 1.50%, 12/1/2027	885	827
Total Arizona		32,005
Arkansas — 1.2%
Arkansas Development Finance Authority Public Safety Charges, Division of Emergency Management Project
Rev., 4.00%, 6/1/2028	1,000	1,034
Rev., 4.00%, 6/1/2030	1,195	1,227
Arkansas Development Finance Authority, Department of Community Correction Project Rev., 5.00%, 11/1/2026	325	342
City of Rogers, Sales Tax Series 2018B, Rev., 5.00%, 11/1/2027	3,855	4,045
County of Sharp, Sales and Use Tax
Rev., 5.00%, 3/1/2024	595	595
Rev., 5.00%, 3/1/2026	685	706
University of Arkansas, Various Facilities Fayetteville Series 2012A, Rev., 5.00%, 5/1/2024 (c)	125	125
University of Arkansas, Various Facility UAMS Campus
Rev., 5.00%, 3/1/2025	500	509
Rev., 5.00%, 3/1/2026	1,000	1,017
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Municipal Bond Funds	41

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Arkansas — continued
University of Central Arkansas, Student Housing System
Series 2019C, Rev., AGM, 4.00%, 11/1/2025	110	111
Series 2019C, Rev., AGM, 4.00%, 11/1/2026	240	244
Series 2019C, Rev., AGM, 4.00%, 11/1/2027	180	184
Total Arkansas		10,139
California — 7.5%
California Community Choice Financing Authority, Clean Energy Project
Series 2023B-1, Rev., 5.00%, 8/1/2029 (b)	2,500	2,636
Series 2023E-1, Rev., 5.00%, 3/1/2031 (b)	2,500	2,664
California Health Facilities Financing Authority, Adventist Health System Series 2011A, Rev., VRDO, 3.00%, 3/1/2024 (b)	7,690	7,690
California Municipal Finance Authority, Aymium Williams Project Series 2022, Rev., AMT, 4.00%, 6/26/2024 (b) (d)	5,000	4,995
California Municipal Finance Authority, North Bay Healthcare Group Series 2017A, Rev., 5.00%, 11/1/2024	800	805
California Public Finance Authority, Enso Village Project Series 2021B-3, Rev., 2.13%, 11/15/2027 (d)	695	692
California School Finance Authority, River Springs Charter School Project Series A, Rev., 6.38%, 7/1/2025 (c) (d)	1,000	1,041
California Statewide Communities Development Authority, Marin General Hospital Project Series 2018A, Rev., 5.00%, 8/1/2028	250	263
City of Los Angeles Department of Airports, International Airport Senior Series B, Rev., 4.00%, 5/15/2024	365	366
Grossmont Healthcare District
Series C, GO, 5.00%, 7/15/2026	1,000	1,030
Series D, GO, 5.00%, 7/15/2026	1,225	1,261
Los Angeles Community College District, Election of 2016 Series C-1, GO, 5.00%, 8/1/2026	250	265
Los Angeles Department of Water and Power, Water System Series 2018A, Rev., 5.00%, 7/1/2025	100	103
Novato Unified School District
Series 2014A, GO, 5.00%, 8/1/2025	1,500	1,513
Series 2014A, GO, 5.00%, 8/1/2026	1,800	1,815
Placentia-Yorba Linda Unified School District GO, 5.00%, 8/1/2025	1,770	1,822
San Francisco Bay Area Rapid Transit District, Election of 2004 Series 2015D, GO, 5.00%, 8/1/2028	1,685	1,737
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
Sequoia Union High School District Series 2014, GO, 4.00%, 7/1/2024 (c)	1,095	1,098
Sonoma County Transportation Authority, Limited Tax Rev., 5.00%, 12/1/2024	1,000	1,013
State of California, Various Purpose
GO, 5.00%, 9/1/2026	1,000	1,055
GO, 4.00%, 8/1/2028	4,000	4,111
GO, 4.00%, 8/1/2029	4,180	4,286
GO, 5.00%, 8/1/2029	7,830	8,252
GO, 4.00%, 8/1/2030	10,000	10,220
Stockton Public Financing Authority Rev., 5.00%, 3/1/2027	630	646
Total California		61,379
Colorado — 1.3%
Board of Governors of Colorado State University System Series E-2, Rev., 5.00%, 3/1/2024	110	110
Colorado Housing and Finance Authority Series 2023L, Class III, Rev., GNMA COLL, 5.75%, 11/1/2053	3,500	3,741
Colorado School of Mines Series 2022D, Rev., (SIFMA Municipal Swap Index Yield + 0.87%), 4.17%, 3/7/2024 (e)	1,455	1,455
Counties of Gunnison, Watershed School District No. 1J Series A, GO, 5.00%, 12/1/2024 (c)	500	507
State of Colorado
Series 2013I, COP, 5.00%, 3/15/2024 (c)	1,405	1,406
Series 2021A, COP, 4.00%, 12/15/2039	3,075	3,159
Total Colorado		10,378
Connecticut — 0.4%
City of New Haven
Series 2021A, GO, 5.00%, 8/1/2024	400	402
Series 2021A, GO, 5.00%, 8/1/2025	425	433
State of Connecticut Special Tax Series 2018 B, Rev., 5.00%, 10/1/2025	2,160	2,225
Total Connecticut		3,060
Delaware — 0.0% ^
Delaware Transportation Authority Series 2022, Rev., 5.00%, 7/1/2024	175	176
District of Columbia — 1.8%
Metropolitan Washington Airports Authority Aviation
Series 2021 A, Rev., AMT, 5.00%, 10/1/2025	7,000	7,154
Series 2023A, Rev., AMT, 5.00%, 10/1/2025	875	894
Series 2021A, Rev., AMT, 5.00%, 10/1/2028	5,000	5,377
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Municipal Bond Funds	February 29, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
District of Columbia — continued
Washington Metropolitan Area Transit Authority
Series A-1, Rev., 5.00%, 7/1/2024	250	251
Series 2017B, Rev., 5.00%, 7/1/2029	1,120	1,197
Total District of Columbia		14,873
Florida — 1.3%
City of Tallahassee, Energy System Rev., 5.00%, 10/1/2025	300	310
County of Miami-Dade, Aviation System Series B, Rev., 5.00%, 10/1/2025	3,690	3,727
County of Pasco Series A, Rev., 5.00%, 10/1/2024	250	253
Fort Pierce Utilities Authority
Series 2022A, Rev., AGM, 5.00%, 10/1/2028	350	382
Series 2022A, Rev., AGM, 5.00%, 10/1/2029	350	389
JEA Water and Sewer System Series 2017A, Rev., 5.00%, 10/1/2025	250	258
Miami-Dade County Housing Finance Authority, Running Brook Apartments Series 202, Rev., 3.55%, 1/1/2026 (b)	1,500	1,491
Pasco County School Board Series 2022A, COP, 5.00%, 8/1/2026	1,000	1,046
Polk County Housing Finance Authority, Episcopal Catholic Apartments Series 2023, Rev., 4.15%, 6/1/2026 (b)	750	759
State of Florida Series 2022C, GO, 5.00%, 6/1/2024	1,850	1,858
Total Florida		10,473
Georgia — 1.5%
Atlanta Development Authority (The), New Downtown Atlanta Stadium Project, Senior Lien
Series A-1, Rev., 5.00%, 7/1/2027	1,000	1,026
Series A-1, Rev., 5.00%, 7/1/2028	1,000	1,025
City of Atlanta, Airport Passenger Facility Charge, Subordinate Lien Series 2023E, Rev., AMT, 5.00%, 7/1/2024	1,750	1,756
City of Columbus Series 2022, GO, 5.00%, 1/1/2025	100	102
Columbia County Hospital Authority, Wellstart Health System Inc., Project
Series 2023B, Rev., 5.00%, 4/1/2026	400	416
Series 2023B, Rev., 5.00%, 4/1/2027	350	372
Series 2023B, Rev., 5.00%, 4/1/2028	750	814
Dahlonega Downtown Development Authority, North Georgia MAC, LLC Project
Rev., 5.00%, 7/1/2025	250	255
Rev., 5.00%, 7/1/2026	275	286
Rev., 5.00%, 7/1/2028	375	396
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Georgia — continued
Main Street Natural Gas, Inc., Gas Supply Series 2023B, Rev., 5.00%, 3/1/2030 (b)	3,250	3,447
State of Georgia
Series 2019A, GO, 5.00%, 7/1/2024	245	246
Series 2016F, GO, 5.00%, 7/1/2028	2,000	2,133
Total Georgia		12,274
Guam — 0.1%
Territory of Guam (Guam)
Series 2021F, Rev., 5.00%, 1/1/2028	250	263
Series 2021F, Rev., 5.00%, 1/1/2030	750	808
Total Guam		1,071
Illinois — 11.2%
Champaign County Community Unit School District No. 4 Champaign
GO, 4.00%, 6/1/2028	1,255	1,306
GO, 4.00%, 6/1/2029	1,000	1,049
GO, 4.00%, 6/1/2030	1,285	1,344
Series 2019, GO, 4.00%, 6/1/2034	1,160	1,200
Chicago Midway International Airport, Senior Lien
Series 2023 C, Rev., AMT, 5.00%, 1/1/2025	6,880	6,940
Series 2023A, Rev., AMT, 5.00%, 1/1/2027	1,000	1,041
Series 2023A, Rev., AMT, 5.00%, 1/1/2028	3,400	3,596
Series 2023 C, Rev., AMT, 5.00%, 1/1/2029	5,000	5,369
Series 2023 C, Rev., AMT, 5.00%, 1/1/2033	5,000	5,608
Chicago Park District, Limited Tax Series 2023C, GO, 5.00%, 1/1/2026	2,500	2,579
Chicago Transit Authority Capital Grant Receipts Series 2021, Rev., 5.00%, 6/1/2027	1,960	2,065
City of Springfield, Electric System, Senior Lien Series 2015, Rev., 5.00%, 3/1/2024	225	225
City of Waukegan
Series 2018B, GO, AGM, 5.00%, 12/30/2025	1,075	1,112
Series 2018B, GO, AGM, 5.00%, 12/30/2026	1,125	1,189
Series 2018B, GO, AGM, 5.00%, 12/30/2027	1,185	1,252
City of Waukegan, First Lien, Water and Sewer System
Series 2018C, Rev., AGM, 5.00%, 12/30/2026	680	719
Series 2018C, Rev., AGM, 5.00%, 12/30/2027	710	750
Cook County Community Consolidated School District No. 65, Evanston, Limited Tax GO, 4.00%, 12/1/2030	1,225	1,288
Cook County School District No. 69, Skokie, Limited Tax GO, 4.00%, 12/1/2031	820	857
Cook County School District No. 99 Cicero, Limited Tax
Series 2019B, GO, 5.00%, 12/1/2024	505	511
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Municipal Bond Funds	43

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Series 2019B, GO, 5.00%, 12/1/2025	515	531
DeKalb County Community Unit School District No. 428 DeKalb
GO, 4.00%, 1/1/2028	1,265	1,319
GO, 4.00%, 1/1/2031	1,000	1,043
Effingham Community Unit School District No. 40 Series 2019A, GO, 4.00%, 12/1/2028	565	591
Glenview Park District
GO, 5.00%, 12/1/2026	300	319
GO, 5.00%, 12/1/2029	350	370
Grundy and Kendall Counties Consolidated Grade School District No. 60-C GO, 4.00%, 2/1/2030	1,145	1,209
Illinois Finance Authority, DePaul University
Rev., 5.00%, 10/1/2025	300	307
Rev., 5.00%, 10/1/2028	250	262
Illinois Finance Authority, Lake Zurich Community Unit School District No. 95 Project
Rev., 4.00%, 1/15/2030	1,960	2,033
Rev., 4.00%, 1/15/2032	2,120	2,198
Illinois Finance Authority, The University of Chicago Medical Center Series 2011B, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 3.25%, 3/11/2024 (b)	1,000	1,000
Illinois Finance Authority, University of Chicago Series 2015A, Rev., 5.00%, 10/1/2025 (c)	6,500	6,686
Kane and DeKalb Counties Community Unit School District No 301 Burlington GO, 5.00%, 1/1/2027	355	375
Madison-Macoupin Etc. Counties Community College District No. 536, Lewis and Clark Community
GO, AGM, 4.00%, 5/1/2025	400	403
GO, AGM, 4.00%, 5/1/2029	2,000	2,068
Maine Township High School District No. 207 of Cook Country
Series 2019A, GO, 5.00%, 12/1/2027	1,915	2,076
Series 2019A, GO, 5.00%, 12/1/2028	1,930	2,137
Series 2019A, GO, 4.00%, 12/1/2029	1,945	2,043
Peoria County Community Unit School District No. 309 Brimfield
GO, AGM, 4.00%, 4/1/2026	750	762
GO, AGM, 4.00%, 4/1/2028	410	423
GO, AGM, 4.00%, 4/1/2029	240	249
GO, AGM, 4.00%, 4/1/2030	375	388
Peoria Public Building Commission
Series 2019A, Rev., AGM, 4.00%, 12/1/2025	700	707
Series 2019A, Rev., AGM, 4.00%, 12/1/2026	1,000	1,020
Series 2019A, Rev., AGM, 4.00%, 12/1/2027	1,270	1,307
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Series 2019A, Rev., AGM, 5.00%, 12/1/2028	1,200	1,286
Series 2019A, Rev., AGM, 5.00%, 12/1/2029	2,400	2,565
Sales Tax Securitization Corp. Series 2018C, Rev., 5.00%, 1/1/2025	4,250	4,304
Southwestern Illinois Development Authority, Hospital Sisters Services, Inc., Obligated Group Series 2017A, Rev., 5.00%, 2/15/2027	2,000	2,083
State of Illinois
Series 2022A, GO, 5.00%, 3/1/2024	500	500
Series 2023D, GO, 5.00%, 7/1/2024	1,000	1,005
Series 2017 A, GO, 5.00%, 12/1/2026	2,000	2,091
Series 2023B, GO, 5.00%, 5/1/2028	1,000	1,072
GO, 5.50%, 5/1/2030	1,525	1,700
Village of Skokie GO, 5.00%, 12/1/2028	1,550	1,707
Will County Forest Preservation District, Limited Tax GO, 5.00%, 12/15/2027	805	872
Total Illinois		91,011
Indiana — 1.6%
City of Evansville, Sewage Works Rev., 4.00%, 7/1/2027	985	1,021
City of Rockport, Indiana Michigan Power Co. Project Series 2009B, Rev., 3.05%, 6/1/2025	5,000	4,950
Indiana Finance Authority, Indianapolis Power and Light Co. Project Series 2021A, Rev., 1.40%, 8/1/2029	7,000	6,031
Purdue University, Student Fee Series DD, Rev., 5.00%, 7/1/2025	870	892
Total Indiana		12,894
Iowa — 0.5%
Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co. Project Rev., VRDO, 3.55%, 3/11/2024 (b)	4,000	4,000
Kansas — 1.4%
City of Wichita, Sales Tax, River District Stadium Star Bond Project
Series 2018, Rev., 5.00%, 9/1/2025	300	308
Series 2018, Rev., 5.00%, 9/1/2026	465	487
City of Wichita, Water and Sewer System Series 2016B, Rev., 5.00%, 10/1/2024	200	202
Kansas Development Finance Authority, State of Kansas Project
Series 2019F, Rev., 5.00%, 11/1/2024	170	172
Series 2019F, Rev., 4.00%, 11/1/2029	6,820	7,068
Seward County Unified School District No. 480 Liberal Series 2017-B, GO, 5.00%, 9/1/2025	1,750	1,798
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Municipal Bond Funds	February 29, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Kansas — continued
University of Kansas Hospital Authority, Health System
Series 2017A, Rev., 5.00%, 3/1/2024 (c)	70	70
Series 2017A, Rev., 5.00%, 3/1/2024	205	205
Wyandotte County Unified School District No. 202 Turner
Series 2019A, GO, AGM, 5.00%, 9/1/2025	400	410
Series 2019A, GO, AGM, 5.00%, 9/1/2026	220	230
Series 2019A, GO, AGM, 5.00%, 9/1/2028	400	434
Total Kansas		11,384
Kentucky — 0.9%
Kentucky Public Energy Authority Series 2023 A-1, Rev., 5.25%, 2/1/2032 (b)	3,335	3,595
Kentucky Public Energy Authority, Gas Supply Series 2018A, Rev., 4.00%, 3/15/2024 (b)	2,500	2,502
Northern Kentucky University Series 2014A, Rev., 5.00%, 9/1/2024	1,310	1,311
Total Kentucky		7,408
Louisiana — 1.5%
City of Shreveport, Water and Sewer, Junior Lien
Series 2019B, Rev., AGM, 4.00%, 12/1/2025	400	407
Series 2018C, Rev., 5.00%, 12/1/2025	915	944
Series 2019B, Rev., AGM, 5.00%, 12/1/2026	360	377
Series 2019B, Rev., AGM, 5.00%, 12/1/2027	600	638
Series 2019B, Rev., AGM, 5.00%, 12/1/2028	500	541
Series 2019B, Rev., AGM, 5.00%, 12/1/2029	300	324
Jefferson Sales Tax District Series 2019B, Rev., AGM, 4.00%, 12/1/2032	5,815	6,094
Louisiana Public Facilities Authority, Tulane University of Louisiana Project
Series 2017A, Rev., 5.00%, 12/15/2025	250	258
Series 2023A, Rev., 5.00%, 10/15/2028	175	191
Series 2023A, Rev., 5.00%, 10/15/2029	175	195
Series 2023A, Rev., 5.00%, 10/15/2030	175	198
State of Louisiana Series 2014C, GO, 5.00%, 8/1/2024	150	151
State of Louisiana Gasoline and Fuels Tax Series A, Rev., 4.50%, 5/1/2025 (c)	2,000	2,030
Total Louisiana		12,348
Maryland — 0.1%
County of Prince George's, Consolidated Public Improvement Series 2020A, GO, 5.00%, 7/15/2032	1,000	1,098
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Massachusetts — 1.1%
Commonwealth of Massachusetts, Consolidated Loan of 2015 Series 2015D, GO, 4.00%, 9/1/2030	8,290	8,381
Massachusetts Development Finance Agency, Suffolk University Issue
Rev., 5.00%, 7/1/2025	525	532
Rev., 5.00%, 7/1/2026	435	445
Total Massachusetts		9,358
Michigan — 0.9%
City of Royal Oak, Limited Tax, Capital Improvement
GO, 5.00%, 4/1/2027	625	665
GO, 5.00%, 4/1/2028	245	266
Jackson Public Schools, Unlimited Tax
GO, Q-SBLF, 4.00%, 5/1/2025	570	575
GO, Q-SBLF, 4.00%, 5/1/2026	885	905
GO, Q-SBLF, 4.00%, 5/1/2027	1,090	1,132
Michigan State Hospital Finance Authority, Ascension Health Credit Group Series 1999B-4, Rev., 5.00%, 11/15/2027	2,250	2,291
Northville Public Schools, School Building and Site
Series 2019-II, GO, 5.00%, 5/1/2027	375	400
Series 2019-II, GO, 5.00%, 5/1/2028	600	654
Series 2019-II, GO, 5.00%, 5/1/2029	250	278
Total Michigan		7,166
Minnesota — 0.4%
City of Minneapolis Series 2021, GO, 4.00%, 12/1/2024	355	357
Duluth Independent School District No. 709
Series 2019B, COP, 5.00%, 2/1/2025	185	188
Series 2019C, COP, 5.00%, 2/1/2025	310	315
Series 2019B, COP, 5.00%, 2/1/2026	195	202
Series 2019C, COP, 5.00%, 2/1/2026	320	331
Series 2019B, COP, 5.00%, 2/1/2027	185	196
Series 2019B, COP, 5.00%, 2/1/2028	175	188
Series 2019C, COP, 5.00%, 2/1/2028	350	377
Housing And Redevelopment Authority of The City of St. Paul Minnesota, Healtheast care System Series 2015A, Rev., 5.00%, 11/15/2025 (c)	570	587
University of Minnesota Series 2016A, Rev., 5.00%, 4/1/2024	300	300
Total Minnesota		3,041
Mississippi — 1.1%
Medical Center Educational Building Corp., Capital Improvements and Refinancing Project Rev., 5.00%, 6/1/2031	3,105	3,445
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Municipal Bond Funds	45

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Mississippi — continued
Mississippi Business Finance Corp., Pollution Control, Power Co., Project Rev., 3.20%, 9/1/2028	4,000	3,942
State of Mississippi, Gaming Tax Series 2019A, Rev., 5.00%, 10/15/2028	1,400	1,508
Total Mississippi		8,895
Missouri — 0.9%
City of Kansas City Series 2019A, Rev., 5.00%, 12/1/2024	140	142
City of Kansas City, Missouri Special Obligation Refunding and Improvement, Main Streetcar Extension Project Series 2022C, Rev., 5.00%, 9/1/2024	100	101
City of St. Louis Airport Series 2007-A, Rev., AGM, 5.25%, 7/1/2026	2,635	2,777
City of St. Peters COP, 4.00%, 5/1/2026	705	719
County of Greene, Missouri Capital Project Series 2018, COP, 4.00%, 9/1/2024	450	451
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Obligated Group Series 2022A, Rev., 5.00%, 6/1/2028	285	307
Missouri Highway and Transportation Commission Series 2022 A, Rev., 4.00%, 5/1/2033	2,685	2,924
Total Missouri		7,421
Nebraska — 0.8%
Central Plains Energy Project, Gas Project No. 5 Series 2022-1, Rev., 5.00%, 10/1/2029 (b)	5,000	5,247
Southeast Community College Area, Tax Supported
COP, 5.00%, 12/15/2026	275	291
COP, 5.00%, 12/15/2027	495	534
COP, 5.00%, 12/15/2028	540	589
University of Nebraska, Lincoln Student Fees and Facilities Series 2015A, Rev., 5.00%, 7/1/2025 (c)	250	256
Total Nebraska		6,917
Nevada — 0.4%
County of Clark Series 2016, Rev., 5.00%, 7/1/2024	125	126
Nevada Housing Division, Woodcreek Apartments Rev., FHA, 5.00%, 12/1/2024 (b)	2,775	2,795
Total Nevada		2,921
New Hampshire — 0.3%
New Hampshire Municipal Bond Bank Series 2020A, Rev., 5.00%, 2/15/2029	1,870	2,083
New Jersey — 5.7%
Burlington County Bridge Commission, Government Leasing Program Series C, Rev., 4.50%, 8/7/2024	2,340	2,351
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued
New Jersey Economic Development Authority, School Facilities Construction
Series 2023RRR, Rev., 5.00%, 3/1/2025	3,250	3,304
Series 2017DDD, Rev., 5.00%, 6/15/2025	1,500	1,533
Series 2017DDD, Rev., 5.00%, 6/15/2026	1,840	1,919
Series 2024SSS, Rev., 5.00%, 6/15/2026 (f)	2,320	2,414
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A, Rev., 5.00%, 6/15/2028	3,000	3,133
Series A, Rev., 5.00%, 6/15/2029	5,350	5,580
Series A, Rev., 5.00%, 6/15/2031	4,750	4,944
Passaic Valley Sewerage Commission, Sewer System
Series J, Rev., AGM, 3.00%, 12/1/2027	6,370	6,348
Series J, Rev., AGM, 3.00%, 12/1/2030	6,665	6,604
State of New Jersey, COVID-19 Emergency Bonds Series 2020A, GO, 5.00%, 6/1/2026	7,455	7,799
Township of Stafford Series 2016, GO, 4.00%, 8/1/2024	250	251
Total New Jersey		46,180
New Mexico — 0.7%
Albuquerque Municipal School District No. 12 Series 2023B, GO, 5.00%, 8/1/2024	590	594
City of Farmington, San Juan Project Series 2010A, Rev., 0.88%, 10/1/2026 (b)	4,000	3,633
County of Sandoval
GO, 5.00%, 8/1/2025	500	513
GO, 5.00%, 8/1/2026	650	681
Total New Mexico		5,421
New York — 4.7%
Long Island Power Authority, Electric System
Rev., 5.00%, 9/1/2025 (c)	500	514
Rev., 5.00%, 9/1/2027	500	540
Longwood Central School District, Suffolk County GO, 5.00%, 6/15/2026	365	384
Metropolitan Transportation Authority Series 2014C, Rev., 5.00%, 11/15/2024	3,000	3,037
Metropolitan Transportation Authority, Dedicated Tax Fund Series B-2, Rev., 4.00%, 11/15/2032	4,000	4,125
Metropolitan Transportation Authority, Green Bond
Series A-2, Rev., 4.00%, 11/15/2025	1,000	1,016
Series 2017C-1, Rev., 5.00%, 11/15/2026	2,610	2,748
Series 2018 B, Rev., 5.00%, 11/15/2026	1,000	1,053
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Municipal Bond Funds	February 29, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Industrial Development Agency, Yankee Stadium LLC Project Series 2020A, Rev., AGM, 5.00%, 3/1/2030	1,600	1,782
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2021 Series 2021, Subseries CC-2, Rev., 5.00%, 6/15/2028	3,410	3,614
New York Convention Center Development Corp., Hotel Unit Fee Secured Rev., 5.00%, 11/15/2026	5,000	5,097
New York State Dormitory Authority, Non Stop Supported Debt, New School University Series 2015A, Rev., 5.00%, 7/1/2024 (c)	75	75
New York State Dormitory Authority, Personal Income Tax Series 2017B-2, Rev., 5.00%, 2/15/2030	1,750	1,875
New York State Dormitory Authority, School Districts Financing Program Series 2020A, Rev., AGM, 5.00%, 10/1/2031	5,065	5,551
New York State Dormitory Authority, St. John's University
Series 2021A, Rev., 4.00%, 7/1/2029	975	1,025
Series 2021A, Rev., 4.00%, 7/1/2030	1,500	1,589
New York State Thruway Authority Series J, Rev., 5.00%, 5/14/2024	1,000	1,003
New York State Urban Development Corp., State Personal Income Tax Series 2017C, Rev., 5.00%, 3/15/2032	1,000	1,065
Schenectady County Capital Resource Corp., Union College Project Rev., 5.00%, 1/1/2025	400	405
White Plains City School District GO, 5.00%, 5/15/2024	1,550	1,555
Total New York		38,053
North Carolina — 2.4%
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health Variable Rate, Health Care Series 2021B, Rev., 5.00%, 12/2/2024 (b)	3,390	3,424
City of Charlotte Series 2014A, Rev., 5.00%, 7/1/2024	100	100
City of Winston-Salem, Water and Sewer System Series A, Rev., 5.00%, 6/1/2024	1,300	1,305
County of Mecklenburg Series 2015A, Rev., 5.00%, 10/1/2024	250	253
North Carolina Medical Care Commission, Wake Forest Baptist Obligated Group Series 2019C, Rev., 2.55%, 6/1/2026 (b)	13,805	13,558
State of North Carolina Rev., 5.00%, 3/1/2024	600	600
Total North Carolina		19,240
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Dakota — 0.1%
City of Grand Forks
Series 2023A, Rev., AGM, 5.00%, 12/1/2026	370	388
Series 2023A, Rev., AGM, 5.00%, 12/1/2027	325	346
Series 2023A, Rev., AGM, 5.00%, 12/1/2028	460	497
Total North Dakota		1,231
Ohio — 2.9%
American Municipal Power, Inc. Prairie State Energy Campus Project
Series 2023A, Rev., 5.00%, 2/15/2025	1,375	1,398
Series 2023A, Rev., 5.00%, 2/15/2026	1,500	1,552
City of Cleveland, Income Tax, Subordinate Lien, Public Facilities Improvements
Series 2018A, Rev., 5.00%, 10/1/2025	150	155
Series 2018A, Rev., 5.00%, 10/1/2027	250	270
Series 2018A, Rev., 5.00%, 10/1/2028	250	272
Series 2017B-1, Rev., 5.00%, 10/1/2030	2,510	2,725
City of Dublin, Various Purpose GO, 4.00%, 12/1/2028	200	204
City of Toledo Series 2023, GO, 5.00%, 12/1/2026	445	469
Cuyahoga Community College District, Facilities Construction Improvement, Unlimited Tax GO, 5.00%, 12/1/2028	2,300	2,407
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (d)	2,790	2,833
Ohio Water Development Authority, Water Pollution Control Loan Fund Series 2023A, Rev., 5.00%, 12/1/2024	3,000	3,042
State of Ohio Series 2023A, GO, 5.00%, 3/15/2027	7,870	8,413
Total Ohio		23,740
Oklahoma — 2.8%
Carter County Public Facilities Authority, Educational Facilities Lease, Ardmore City Schools Project
Rev., 5.00%, 9/1/2025	365	371
Rev., 5.00%, 9/1/2026	820	845
Rev., 5.00%, 9/1/2027	1,250	1,304
Cleveland County Educational Facilities Authority
Series 2021, Rev., 4.00%, 6/1/2026	7,015	7,133
Series 2021, Rev., 4.00%, 6/1/2028	2,200	2,285
Grady County School Finance Authority, Educational Facilities Lease, Minco Public Schools Project
Rev., 5.00%, 9/1/2028	375	403
Rev., 5.00%, 9/1/2029	1,175	1,261
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Municipal Bond Funds	47

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oklahoma — continued
Muskogee Industrial Trust, Muskogee Public Schools Project
Rev., 5.00%, 9/1/2024	890	895
Rev., 5.00%, 9/1/2025	850	864
Rev., 5.00%, 9/1/2026	1,800	1,850
Rev., 5.00%, 9/1/2027	480	500
Series 2019, Rev., 4.00%, 9/1/2029	3,010	3,019
Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project Rev., 5.00%, 10/1/2025	1,000	1,026
Oklahoma State University, Agricultural Mechanical Colleges Series 2021A, Rev., 5.00%, 9/1/2024	255	257
Wagoner County School Development Authority, Wagoner Public Schools Project Rev., 4.00%, 9/1/2025	625	631
Total Oklahoma		22,644
Oregon — 0.2%
Multnomah County School District No. 1 Portland Series 2023, GO, 5.00%, 6/15/2024	400	402
Port of Portland, International Airport Series 26A, Rev., 5.00%, 7/1/2026	950	977
Total Oregon		1,379
Pennsylvania — 8.4%
Allegheny County Airport Authority, Pittsburgh International Airport
Series 2023A, Rev., AMT, AGM, 5.00%, 1/1/2026	350	359
Series 2023A, Rev., AMT, AGM, 5.00%, 1/1/2027	850	886
Bethlehem Area School District Series 2021, GO, 5.00%, 11/15/2026	4,165	4,398
Charleroi Borough Authority Water System Rev., AGM, 4.00%, 12/1/2024	175	176
Commonwealth of Pennsylvania Series 2016-2, GO, 5.00%, 1/15/2025	630	640
County of Lackawanna
Series 2020B, GO, 4.00%, 9/1/2027	1,480	1,512
Series 2020B, GO, 4.00%, 9/1/2028	1,495	1,528
County of Northampton
Series 2019A, GO, 4.00%, 10/1/2026	750	766
Series 2019A, GO, 4.00%, 10/1/2027	1,565	1,607
Series 2019A, GO, 4.00%, 10/1/2028	920	946
General Authority of Southcentral Pennsylvania, Hanover Hospital, Inc. Rev., 5.00%, 12/1/2026	1,400	1,440
General Authority of Southcentral Pennsylvania, Wellspan Health Obligated Group
Series 2014A, Rev., 5.00%, 6/1/2024	380	381
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
Series 2023A, Rev., 5.00%, 6/1/2029	2,000	2,213
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Series 2018A, Rev., 5.00%, 9/1/2024	1,000	1,005
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023B, Rev., 4.10%, 6/1/2029	5,200	5,363
Panther Valley School District
GO, 2.00%, 10/15/2026	750	713
GO, 2.00%, 10/15/2027	680	639
GO, 2.00%, 10/15/2028	300	278
GO, 2.00%, 10/15/2029	300	273
Penn Hills School District GO, 5.00%, 10/1/2028	3,585	3,890
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project Series 2021A-2, Rev., 4.60%, 10/1/2026 (b)	5,000	5,051
Pennsylvania Turnpike Commission Series 2023 B, Rev., VRDO, LOC : TD Bank NA, 3.30%, 3/11/2024 (b)	15,000	15,000
Pennsylvania Turnpike Commission, Motor License Fund, Enhanced, Subordinate Series 2017-3, Rev., 5.00%, 12/1/2028	1,000	1,070
Pennsylvania Turnpike Commission, Subordinate Series 2021 B, Rev., 5.00%, 12/1/2027	1,000	1,077
School District of Philadelphia (The) Series 2024A, Rev., RAN, 5.00%, 6/28/2024	4,750	4,771
Southeastern Pennsylvania Transportation Authority, Asset Improvement Program Rev., 5.00%, 6/1/2032	100	117
Sports and Exhibition Authority of Pittsburgh and Allegheny County, Sales Tax
Rev., AGM, 5.00%, 2/1/2030	2,925	3,246
Rev., AGM, 5.00%, 2/1/2031	4,750	5,265
State Public School Building Authority, Community College of Philadelphia Project Rev., 5.00%, 6/15/2024	2,625	2,637
Upper St. Clair Township School District
Series 2019B, GO, 4.00%, 10/1/2028	575	593
Series 2019B, GO, 4.00%, 10/1/2029	420	433
Total Pennsylvania		68,273
South Carolina — 0.5%
Patriots Energy Group Financing Agency Series 2023 SUB B-1, Rev., 5.25%, 3/1/2031 (b)	3,665	3,959
Tennessee — 2.3%
City of Chattanooga Series A, Rev., 5.00%, 9/1/2024	125	126
City of Jackson Series 2019, GO, 5.00%, 6/1/2024	115	115
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Municipal Bond Funds	February 29, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Tennessee — continued
County of Rutherford Series 2015A, GO, 5.00%, 4/1/2026	1,165	1,189
Johnson City Health and Educational Facilities Board, Ballad Health
Series 2023A, Rev., 5.00%, 7/1/2024	625	627
Series 2023A, Rev., 5.00%, 7/1/2025	760	772
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Chippington Towers Project Rev., 0.45%, 10/1/2024 (b)	10,000	9,771
Tennergy Corp., Gas Supply Series 2021 A, Rev., 4.00%, 9/1/2028 (b)	6,500	6,519
Total Tennessee		19,119
Texas — 6.2%
Abilene Independent School District, Unlimited Tax School Building GO, PSF-GTD, 4.00%, 2/15/2029	2,000	2,087
Arlington Higher Education Finance Corp., Uplift Education Series 2017A, Rev., PSF-GTD, 4.00%, 12/1/2029	1,000	1,025
Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project
Series 2018C, Rev., 5.00%, 8/1/2026	250	262
Series 2018C, Rev., 5.00%, 8/1/2027	200	214
Series 2018C, Rev., 5.00%, 8/1/2029	325	349
Bridge City Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2033	520	595
Carroll Independent School District Series 2019 A, GO, PSF-GTD, 5.00%, 2/15/2025	1,485	1,511
City of Corpus Christi, Utility System Series C, Rev., 5.00%, 7/15/2024	110	111
City of Denton GO, 5.00%, 2/15/2025	270	275
City of El Paso
Series 2023, GO, 5.00%, 8/15/2024	1,030	1,038
Series 2023, GO, 5.00%, 8/15/2025	1,080	1,109
City of Galveston GO, 4.00%, 5/1/2024	635	636
City of Garland, Water and Sewer System Series 2018A, Rev., 5.00%, 3/1/2026	1,030	1,071
City of Houston Airport System, Subordinate Lien Series 2018 B, Rev., 5.00%, 7/1/2025	2,885	2,952
City of Houston, Public Improvement Series 2017A, GO, 5.00%, 3/1/2025	1,235	1,257
City of Lubbock, Electric Light and Power System Series 2022, Rev., AGM, 5.00%, 4/15/2024	920	921
City of Pearland, Permanent Improvement Series 2017, GO, 5.00%, 3/1/2025	125	127
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Conroe Independent School District, Unlimited Tax Series 2017, GO, PSF-GTD, 5.00%, 2/15/2025	500	509
County of Bexar, Venue Project Series 2015, Rev., AGM, 4.00%, 8/15/2024 (c)	215	216
County of Fort Bend Series B, GO, 5.00%, 3/1/2024	225	225
Dallas Independent School District, Unlimited Tax Series 2021, GO, PSF-GTD, 4.00%, 2/15/2025	5,020	5,064
Eagle Mountain and Saginaw Independent School District Series 2015, GO, PSF-GTD, 5.00%, 8/15/2024	100	101
Elgin Independent School District, Unlimited Tax Series 2022, GO, PSF-GTD, 5.00%, 8/1/2032	1,025	1,205
Forney Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2024	1,310	1,320
Grand Parkway Transportation Corp. Series 2023, Rev., 5.00%, 4/1/2028 (b)	1,000	1,070
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Series 2014A, Rev., 5.00%, 12/1/2026	1,910	1,933
Harris County Fresh Water Supply District No. 61, Unlimited Tax GO, AGM, 3.00%, 9/1/2025	530	526
Hereford Independent School District, School Building, Unlimited Tax
GO, PSF-GTD, 4.00%, 2/15/2028	1,420	1,462
GO, PSF-GTD, 4.00%, 2/15/2029	1,480	1,523
Irving Hospital Authority, Baylor Scott and White Medical Center
Series 2017A, Rev., 5.00%, 10/15/2028	250	259
Series 2017A, Rev., 5.00%, 10/15/2029	500	517
Lone Star College System Series 2016, GO, 4.00%, 2/15/2032	1,000	1,012
Lower Colorado River Authority, LCRA Transmission Services Corp. Project Series 2023A, Rev., AGM, 5.00%, 5/15/2030	2,250	2,550
North Texas Tollway Authority, First Tier
Series 2023 A, Rev., 5.00%, 1/1/2026	3,740	3,869
Series A, Rev., 4.00%, 1/1/2033	2,500	2,549
S&S Consolidated Independent School District GO, PSF-GTD, 4.00%, 2/15/2028	580	602
State of Texas, College Student Loan Series 2023A, GO, AMT, 5.25%, 8/1/2029	2,470	2,719
Texas Municipal Gas Acquisition & Supply Corp. IV Series 2023A, Rev., 5.50%, 1/1/2030 (b)	3,040	3,269
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply, Senior Lien Series 2008D, Rev., 6.25%, 12/15/2026	860	893
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Municipal Bond Funds	49

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Texas Water Development Board Series 2023 A, Rev., 5.00%, 10/15/2024	1,000	1,012
West Travis County Public Utility Agency Rev., 5.00%, 8/15/2027	350	374
Ysleta Independent School District Series 2020, GO, PSF-GTD, 5.00%, 8/15/2024	150	151
Total Texas		50,470
Utah — 0.9%
Utah Infrastructure Agency, Tax-Exempt Telecommunications Series 2017A, Rev., 5.00%, 10/15/2025	5,000	5,061
West Valley City Municipal Building Authority
Rev., AGM, 5.00%, 2/1/2025	250	254
Rev., AGM, 5.00%, 2/1/2027	720	759
Rev., AGM, 5.00%, 2/1/2029	1,070	1,131
Total Utah		7,205
Virginia — 1.6%
County of Henrico Water and Sewer Series 2016, Rev., 5.00%, 5/1/2026 (c)	1,500	1,569
Hampton Roads Transportation Accountability Commission, Transportation Fund, Senior Lien Series 2021A, Rev., BAN, 5.00%, 7/1/2026 (c)	1,870	1,955
Isle Wight County Economic Development Authority, Riverside Health System
Series 2023, Rev., AGM, 5.00%, 7/1/2026	500	521
Series 2023, Rev., AGM, 5.00%, 7/1/2027	360	382
Series 2023, Rev., AGM, 5.00%, 7/1/2028	350	378
Series 2023, Rev., AGM, 5.00%, 7/1/2029	500	549
Series 2023, Rev., AGM, 5.00%, 7/1/2030	750	835
Series 2023, Rev., AGM, 5.00%, 7/1/2031	1,000	1,124
Norfolk Economic Development Authority, Sentara Healthcare Series 2018A, Rev., 5.00%, 11/1/2028 (b)	3,000	3,263
Rappahannock Regional Jail Authority Series 2015, Rev., 5.00%, 10/1/2025 (c)	1,090	1,126
Virginia Small Business Financing Authority, Environmental Facilities Series 2022, Rev., 5.00%, 11/15/2024 (b)	1,500	1,501
Total Virginia		13,203
Washington — 3.0%
Energy Northwest, Columbia Generating Station Series 2017A, Rev., 5.00%, 7/1/2024	185	186
Energy Northwest, Project 3 Electric Series 2018C, Rev., 5.00%, 7/1/2024	125	126
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Washington — continued
Snohomish County Public Utility District No. 1, Electric System Rev., 5.00%, 12/1/2025	500	517
University of Washington Series 2022C, Rev., 4.00%, 8/1/2027 (b)	7,900	8,103
Washington Health Care Facilities Authority, Commonspirit Health Series 2019B-3, Rev., 5.00%, 8/1/2026 (b)	15,000	15,426
Total Washington		24,358
Wisconsin — 2.4%
State of Wisconsin Series 2016A, GO, 5.00%, 5/1/2026	5,050	5,154
Sun Prairie Area School District GO, 4.00%, 3/1/2028	2,500	2,586
Wauwatosa School District, School Building and Improvement Series 2019A, GO, 5.00%, 3/1/2029	6,025	6,445
Wisconsin Department of Transportation Series 2017-1, Rev., 5.00%, 7/1/2025	1,790	1,838
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group Series 2018B-2, Rev., 5.00%, 6/24/2026 (b)	3,500	3,621
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group Rev., 5.00%, 8/15/2025	325	333
Total Wisconsin		19,977
Wyoming — 0.1%
Wyoming Municipal Power Agency, Inc. Series 2017A, Rev., 5.00%, 1/1/2027 (c)	1,000	1,063
Total Municipal Bonds (Cost $743,448)		737,845
Collateralized Mortgage Obligations — 0.0% ^
FNMA, REMIC Series 2002-36, Class FS, 5.94%, 6/25/2032 (b)(Cost $15)	15	15
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Municipal Bond Funds	February 29, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 8.8%
Investment Companies — 8.8%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.37% (g) (h) (Cost $71,426)	71,419	71,426
Total Investments — 99.3% (Cost $814,889)		809,286
Other Assets Less Liabilities — 0.7%		6,112
NET ASSETS — 100.0%		815,398

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
RE	Reinsured
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SIFMA	The Securities Industry and Financial Markets Association
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 29, 2024.

(c)	Security is prerefunded or escrowed to maturity.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 29, 2024.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of February 29, 2024.
Futures contracts outstanding as of February 29, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 5 Year Note	388	06/28/2024	USD	41,519	115

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Municipal Bond Funds	51

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 85.6% (a)
Alabama — 1.9%
Black Belt Energy Gas District, Gas Project Series 2023B-2, Rev., LIQ : Royal Bank of Canada, 5.25%, 12/1/2030 (b)	2,000	2,168
County of Jefferson
Series 2024, Rev., 5.25%, 10/1/2042	2,000	2,212
Series 2024, Rev., 5.25%, 10/1/2043	1,000	1,100
Series 2024, Rev., 5.25%, 10/1/2049	1,000	1,074
Montgomery County Public Building Authority, Facilities Project Rev., 5.00%, 3/1/2024 (c)	1,000	1,000
Southeast Alabama Gas Supply District (The), Project No. 1 Series 2018A, Rev., 4.00%, 4/1/2024 (b)	300	300
Southeast Energy Authority A Cooperative District Project No.06 Series 2023B, Rev., LIQ : Royal Bank of Canada, 5.00%, 6/1/2030 (b)	5,530	5,872
Southeast Energy Authority A Cooperative District, Project No. 2 Series 2021B, Rev., 4.00%, 12/1/2031 (b)	2,000	2,009
UAB Medicine Finance Authority Series 2017B-2, Rev., 3.50%, 9/1/2035	160	158
Total Alabama		15,893
Alaska — 0.3%
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019 A, Rev., 4.00%, 10/1/2049	1,250	1,151
Northern Tobacco Securitization Corp. Series 2021A CL1, Class 1, Rev., 5.00%, 6/1/2031	1,000	1,125
Total Alaska		2,276
Arizona — 1.6%
Arizona Industrial Development Authority, Aliante and Skye Canyon Campus Project Series 2021A, Rev., 4.00%, 12/15/2051 (d)	350	267
Arizona Industrial Development Authority, Doral Academy of Northern Nevada Project Series 2021A, Rev., 4.00%, 7/15/2051 (d)	250	192
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC
Series 2021A, Rev., 4.00%, 11/1/2051	1,300	1,204
Series 2022A, Rev., 4.25%, 11/1/2052	800	769
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2019A, Rev., 4.50%, 1/1/2049	4,000	2,305
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund Series 2023A, Rev., 5.25%, 11/1/2048	2,000	2,153
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued
City of Phoenix Civic Improvement Corp., Junior Lien, Airport System Series 2019A, Rev., 4.00%, 7/1/2049	50	49
City of Phoenix Civic Improvement Corp., Junior Lien, Water System Series 2021A, Rev., 4.00%, 7/1/2040	3,375	3,470
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2032	350	363
Series 2018A, Rev., 5.00%, 7/1/2037	200	205
Salt River Project Agricultural Improvement and Power District, Arizona Electric System Series 2023B, Rev., 5.25%, 1/1/2053	2,000	2,237
Total Arizona		13,214
Arkansas — 0.0% ^
University of Arkansas, Various Facilities Fayetteville Series 2016A, Rev., 5.00%, 11/1/2037	185	192
California — 5.0%
California Community Choice Financing Authority, Clean Energy Project
Series 2023B-1, Rev., 5.00%, 8/1/2029 (b)	2,565	2,704
Series 2023 G-1, Rev., 5.25%, 4/1/2030 (b)	2,500	2,668
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 5.00%, 6/1/2029	110	120
Series 2020A, Rev., 4.00%, 6/1/2034	510	533
California Educational Facilities Authority, Claremont McKenna College Series 2015A, Rev., 4.00%, 1/1/2026 (c)	500	511
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project
Series 2020A-3, Rev., AMT, 8.00%, 8/15/2024 (b) (d)	2,000	2,034
Series 2020A, Rev., AMT, 3.95%, 1/30/2025 (b) (d)	2,480	2,480
California Infrastructure and Economic Development Bank, California Academy of Science Series 2024A, Rev., 3.25%, 8/1/2029 (e)	5,000	5,045
California Municipal Finance Authority, Community Health System Series 2021A, Rev., 4.00%, 2/1/2051	365	325
California Public Finance Authority, Henry Mayo Newhall Hospital
Rev., 5.00%, 10/15/2037	500	506
Rev., 5.00%, 10/15/2047	1,000	1,002
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Municipal Bond Funds	February 29, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
California School Finance Authority, Green Dot Public School Projects
Series 2018A, Rev., 5.00%, 8/1/2024 (d)	160	160
Series 2018A, Rev., 5.00%, 8/1/2025 (d)	150	152
Series 2018A, Rev., 5.00%, 8/1/2026 (d)	150	153
Series 2018A, Rev., 5.00%, 8/1/2027 (d)	150	155
California Statewide Communities Development Authority, Marin General Hospital Project Series 2018A, Rev., 4.00%, 8/1/2045	2,130	1,923
CSCDA Community Improvement Authority, Essential Housing, Pasadena Portfolio Series 2021A-1, Rev., 2.65%, 12/1/2046 (d)	365	282
Encinitas Union School District, Election 2010
Series 2015, GO, Zero Coupon, 8/1/2025	2,000	1,113
Series 2015, GO, Zero Coupon, 8/1/2025	3,000	1,514
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2021 B, Rev., 3.00%, 6/1/2046	1,240	1,143
Mount San Antonio Community College District, Election of 2008 Series 2013A, GO, Zero Coupon, 8/1/2043	7,150	7,063
San Diego County Regional Airport Authority
Series 2023B, Rev., AMT, 5.00%, 7/1/2048	5,540	5,851
Series 2023B, Rev., AMT, 5.00%, 7/1/2053	2,500	2,615
San Francisco City and County Airport Commission, San Francisco International Airport Series 2019A, Rev., AMT, 4.00%, 5/1/2049	1,325	1,253
Total California		41,305
Colorado — 2.6%
Boulder Valley School District No. Re-2 Boulder GO, 4.13%, 12/1/2046	5,000	5,068
City and County of Denver, Airport System Series 2022A, Rev., AMT, 5.50%, 11/15/2042	3,465	3,900
Colorado Educational and Cultural Facilities Authority, Global Village Academy Northglenn Project Rev., 5.00%, 12/1/2050 (d)	740	624
Colorado Educational and Cultural Facilities Authority, James Irwin Educational Foundation
Series 2022, Rev., 5.00%, 9/1/2052	750	751
Series 2022, Rev., 5.00%, 9/1/2057	1,750	1,751
Colorado Health Facilities Authority, CommonSpirit Health Series 2019A-1, Rev., 4.00%, 8/1/2044	2,565	2,472
Colorado Health Facilities Authority, Vail Valley Medical Centre Project Rev., 4.00%, 1/15/2045	1,095	1,052
Denver Health and Hospital Authority Series A, Rev., 5.25%, 12/1/2045	1,000	1,000
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — continued
Raindance Metropolitan District No. 1, Non-Potable Water System Rev., 5.25%, 12/1/2050	1,000	991
State of Colorado Department of Transportation Headquarters Facilities, Headquarters Facilities Lease Purchase Agreement COP, 5.00%, 6/15/2041	1,000	1,027
Transport Metropolitan District No. 3, Limited Tax Series 2021A-1, GO, 5.00%, 12/1/2041	1,700	1,483
Verve Metropolitan District No. 1 GO, 6.75%, 12/1/2052	1,500	1,466
Total Colorado		21,585
Connecticut — 0.3%
City of Norwalk Series 2023, GO, 4.25%, 8/15/2053	1,000	1,006
Stamford Housing Authority, The Dogwoods Project Rev., BAN, 11.00%, 12/1/2027 (d)	1,000	971
State of Connecticut Series A, GO, 5.00%, 4/15/2029	150	160
Total Connecticut		2,137
Delaware — 0.3%
Delaware State Economic Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group
Series 2023B, Rev., 5.00%, 11/15/2038	770	815
Series 2018B, Rev., 5.00%, 11/15/2048	1,000	1,019
Delaware State Economic Development Authority, Newark Charter School, Inc., Project
Series A, Rev., 5.00%, 9/1/2036	500	515
Series A, Rev., 5.00%, 9/1/2046	500	505
Total Delaware		2,854
District of Columbia — 2.9%
District of Columbia, Kipp DC Project Rev., 4.00%, 7/1/2039	1,925	1,858
District of Columbia, Medlantic/Helix Issue, Tranche II Series 1998A, Rev., VRDO, LOC : TD Bank NA, 3.40%, 3/11/2024 (b)	10,000	10,000
District of Columbia, Rocketship Obligated Group Series 2021A, Rev., 5.00%, 6/1/2041 (d)	1,130	1,091
Metropolitan Washington Airports Authority Aviation
Series A, Rev., AMT, 5.00%, 10/1/2031	2,675	2,771
Series 2021A, Rev., AMT, 4.00%, 10/1/2040	3,250	3,239
Washington Metropolitan Area Transit Authority Series 2018, Rev., 5.00%, 7/1/2043	5,010	5,208
Total District of Columbia		24,167
Florida — 2.8%
City of Kissimmee, Sales Tax Series 2022A, Rev., 4.00%, 10/1/2051	8,110	7,806
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Municipal Bond Funds	53

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
City of Pompano Beach, John Knox Village Project Series 2021A, Rev., 4.00%, 9/1/2051	3,400	2,637
City of Tampa, The University of Tampa Project Series 2020A, Rev., 4.00%, 4/1/2050	2,000	1,892
County of Hillsborough, Parks and Recreation Program GO, NATL - RE, 5.25%, 7/1/2025	1,200	1,222
County of Miami-Dade, Transit System Series 2020A, Rev., 4.00%, 7/1/2047	4,275	4,158
Florida Gulf Coast University Financing Corp., Housing Project Series 2020A, Rev., 4.00%, 2/1/2037	225	229
Lee County School Board (The) Series 2023A, COP, 4.00%, 8/1/2048	2,500	2,436
Miami-Dade County Health Facilities Authority, Niklaus Children's Hospital Series 2021A, Rev., 4.00%, 8/1/2046	860	844
Middleton Community Development District A, City of Wildwood, Florida Special Assessment Series 2022, 6.10%, 5/1/2042	1,000	1,048
Village Community Development District No. 15 5.00%, 5/1/2043 (d)	750	766
Total Florida		23,038
Georgia — 2.8%
Carroll City-County Hospital Authority, Tanner Medical Center Project Rev., GTD, 4.00%, 7/1/2045	1,250	1,223
Downtown Development Authority of The City of Dalton, Hamilton Health Care System Rev., NATL - RE, 5.50%, 8/15/2026	1,210	1,242
George L Smith II Congress Center Authority, Convention Center Hotel First Series 2021A, Rev., 4.00%, 1/1/2054	1,000	886
George L Smith II Congress Center Authority, Convention Center Hotel Second Series 2021B, Rev., 5.00%, 1/1/2054 (d)	1,145	1,028
Main Street Natural Gas, Inc., Gas Supply
Series 2022B, Rev., 5.00%, 6/1/2029 (b)	6,500	6,831
Series 2023E SUB E1, Rev., 5.00%, 6/1/2031 (b)	6,770	7,228
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project Series 2019B, Rev., 5.00%, 1/1/2059	5,000	5,055
Total Georgia		23,493
Idaho — 0.2%
Boise State University General Project Series 2023A, Rev., 5.00%, 4/1/2048	1,595	1,753
Illinois — 3.5%
Chicago Midway International Airport, Senior Lien
Series 2023A, Rev., AMT, 5.75%, 1/1/2048	1,665	1,866
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Series 2023A, Rev., AMT, 5.50%, 1/1/2053	2,195	2,397
Chicago O'Hare International Airport, General Airport, Senior Lien
Series C, Rev., 5.00%, 1/1/2025	105	107
Series 2018B, Rev., 5.00%, 1/1/2053	3,000	3,139
City of Chicago, Waterworks, Second Lien
Series 2023B, Rev., AGM, 4.00%, 11/1/2040	1,000	1,016
Series 2023A, Rev., AGM, 5.25%, 11/1/2053	635	692
Cook County School District No. 99 Cicero, Limited Tax Series 2019B, GO, 5.00%, 12/1/2024	185	187
Illinois Finance Authority, Mercy Health System Rev., 5.00%, 12/1/2046	305	309
Illinois Housing Development Authority Series 2024 A, Rev., GNMA / FNMA / FHLMC, 6.00%, 10/1/2054 (e)	1,000	1,091
Sales Tax Securitization Corp.
Series 2018C, Rev., 5.00%, 1/1/2026	3,500	3,611
Series 2018C, Rev., 5.25%, 1/1/2043	1,500	1,592
State of Illinois
GO, 5.00%, 5/1/2024	205	205
Series 2017D, GO, 5.00%, 11/1/2024	325	328
Series 2022B, GO, 5.00%, 3/1/2033	6,000	6,791
Series 2021A, GO, 5.00%, 3/1/2036	3,250	3,587
GO, 4.00%, 6/1/2037	45	45
Series 2023B, GO, 4.50%, 5/1/2048	615	611
State of Illinois, Sales Tax Series 2021C, Rev., 5.00%, 6/15/2032	45	51
Village of Bolingbrook Series 2018A, GO, AGM, 5.00%, 1/1/2033	1,000	1,059
Will County School District No 86 Joliet Series 2015A, GO, 4.00%, 3/1/2024	220	220
Winnebago and Boone Counties School District No. 205 Rockford Series 2015B, GO, 3.75%, 2/1/2033	35	35
Total Illinois		28,939
Indiana — 0.2%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (d)	500	408
Indiana Finance Authority, CHF- Tippecanoe LLC- Student Housing Project Series 2023A, Rev., 5.00%, 6/1/2053	900	930
Indiana Finance Authority, Educational Facilities, Kipp Indianapolis, Inc., Project Series 2020A, Rev., 5.00%, 7/1/2055	460	426
Indiana Finance Authority, Parkview Health System, Inc. Series 2018A, Rev., 4.00%, 11/1/2048	50	47
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Municipal Bond Funds	February 29, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Indiana — continued
Indiana Health and Educational Facilities Financing Authority, Ascension Senior Credit Group Series 2006B-1, Rev., 4.00%, 11/15/2046	15	14
Indiana State University, Housing and Dining System Rev., 5.00%, 4/1/2029	30	33
Total Indiana		1,858
Kentucky — 0.4%
Kentucky Public Energy Authority Series 2023 A-1, Rev., 5.25%, 2/1/2032 (b)	3,335	3,595
Louisiana — 2.8%
Louisiana Public Facilities Authority, Lincoln Preparatory School Project Series 2021A, Rev., 5.25%, 6/1/2051 (d)	1,140	958
Louisiana Public Facilities Authority, Mentorship Steam Academy Project Series 2021A, Rev., 5.00%, 6/1/2056 (d)	740	585
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Series 2015, Rev., 5.00%, 5/15/2047	1,055	1,064
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 3.65%, 3/1/2024 (b)	20,000	20,000
Tobacco Settlement Financing Corp. Series 2013A, Rev., 5.25%, 5/15/2035	815	821
Total Louisiana		23,428
Maine — 0.3%
Maine Health and Higher Educational Facilities Authority, Mainehealth Series 2021A, Rev., AGM, 4.00%, 7/1/2038	350	358
Maine Health and Higher Educational Facilities Authority, MaineHealth Series 2020A, Rev., 4.00%, 7/1/2045	2,355	2,315
Total Maine		2,673
Maryland — 0.9%
Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue Series 2017A, Rev., 5.00%, 5/15/2042	5,000	5,110
Maryland State Transportation Authority Series 2021 A, Rev., 5.00%, 7/1/2046	2,115	2,310
Total Maryland		7,420
Massachusetts — 1.1%
City of Quincy
Series 2023 B, GO, 5.00%, 12/15/2041	50	57
Series 2023 B, GO, 5.00%, 12/15/2042	285	324
Series 2023 B, GO, 5.00%, 12/15/2043	250	282
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Massachusetts — continued
Commonwealth of Massachusetts, Consolidated Loan of 2016 Series 2016J, GO, 4.00%, 12/1/2039	3,690	3,698
Massachusetts Port Authority, Bosfuel Project Series 2019 A, Rev., AMT, 5.00%, 7/1/2049	4,675	4,814
Total Massachusetts		9,175
Michigan — 1.9%
City of Detroit, Unlimited Tax
Series 2021A, GO, 4.00%, 4/1/2041	300	275
Series 2021A, GO, 4.00%, 4/1/2042	350	318
Michigan Finance Authority, Henry Ford Health System
Rev., 4.00%, 11/15/2046	480	449
Series 2019A, Rev., 4.00%, 11/15/2050	4,890	4,453
Michigan State Building Authority, Facilities Program Series 2023-II, Rev., 4.00%, 10/15/2047	675	675
Michigan State Housing Development Authority, Single Family Mortgage Series 2015A, Rev., AMT, 4.00%, 6/1/2046	10	10
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project Rev., AMT, 4.00%, 10/1/2026 (b)	5,000	5,011
State of Michigan Trunk Line Series 2021A, Rev., 4.00%, 11/15/2044	4,295	4,369
West Ottawa Public Schools, School Building and Site, Unlimited Tax Series 2014-1, GO, 4.00%, 5/1/2024 (c)	25	25
Total Michigan		15,585
Minnesota — 0.5%
Aurora Independent School District No. 2711, School Building, Capital Appreciation
Series 2017B, GO, Zero Coupon, 2/1/2026	150	140
Series 2017B, GO, Zero Coupon, 2/1/2027	400	361
Series 2017B, GO, Zero Coupon, 2/1/2028	225	196
Series 2017B, GO, Zero Coupon, 2/1/2030	880	703
City of Minneapolis, Health Care System, Fairview Health Services Series 2018A, Rev., 4.00%, 11/15/2048	3,000	2,669
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, City Living Home Programs Series 2007A-2, Rev., GNMA / FNMA / FHLMC, 5.52%, 3/1/2041	25	25
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Municipal Bond Funds	55

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Minnesota — continued
Minnesota Housing Finance Agency, Residential Housing Finance
Series C, Rev., AMT, GNMA / FNMA / FHLMC, 4.00%, 1/1/2045	165	164
Series 2017B, Rev., AMT, GNMA / FNMA / FHLMC COLL, 4.00%, 7/1/2047	95	94
Total Minnesota		4,352
Mississippi — 0.9%
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project Series 2011C, Rev., VRDO, 2.90%, 3/1/2024 (b)	6,625	6,625
Mississippi Development Bank, Special Obligation, Water and Sewer System Project Rev., AGM, 6.88%, 12/1/2040	1,000	1,004
Total Mississippi		7,629
Missouri — 0.8%
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019A, Rev., 5.00%, 2/1/2034	1,000	1,011
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	977
Health and Educational Facilities Authority of the State of Missouri, St. Luke's Episcopal-Presbyterian Hospitals Rev., 5.00%, 12/1/2030	260	279
Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program Series B2, Rev., GNMA / FNMA / FHLMC, 4.00%, 11/1/2045	105	105
Missouri Housing Development Commission, Single Family, First Place Homeownership Loan Program Series 2024 A, Rev., GNMA / FNMA / FHLMC, 5.75%, 5/1/2055 (e)	1,000	1,092
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series 2015 B, Rev., 5.00%, 7/1/2026	2,890	2,964
Total Missouri		6,428
Nebraska — 2.1%
Central Plains Energy Project, Gas Project No. 3
Series A, Rev., 5.00%, 9/1/2035	1,500	1,624
Series 2017A, Rev., 5.00%, 9/1/2042	750	811
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nebraska — continued
Central Plains Energy Project, Gas Project No. 5 Series 2022-1, Rev., 5.00%, 10/1/2029 (b)	7,625	8,003
Omaha Public Power District, Electric System Series 2021B, Rev., 4.00%, 2/1/2046	6,635	6,673
Total Nebraska		17,111
Nevada — 0.4%
City of Reno, Sales Tax, Senior Lien, ReTrac-Reno Transportation Rail Access Corridor Project Series 2018B, Rev., AGM, 4.00%, 6/1/2048	375	357
Las Vegas Convention and Visitors Authority, Convention Center Expansion Series 2018B, Rev., 4.00%, 7/1/2049	2,500	2,351
Las Vegas Valley Water District, Limited Tax Series 2022A, GO, 4.00%, 6/1/2046	1,000	991
Total Nevada		3,699
New Hampshire — 0.1%
New Hampshire Business Finance Authority, University of Nevada Reno Project Series 2023A, Rev., 4.50%, 6/1/2053	1,075	1,076
New Jersey — 2.3%
Borough of Dumont, County of Bergen GO, 4.00%, 5/1/2040	515	530
New Jersey Economic Development Authority, Biomedical Research Facilities Series 2016A, Rev., 5.00%, 7/15/2027	240	249
New Jersey Economic Development Authority, State House Project Series 2017B, Rev., 4.13%, 6/15/2039	2,800	2,853
New Jersey Housing and Mortgage Finance Agency, Single Family Housing Series 2018A, Rev., 4.50%, 10/1/2048	410	412
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Series A-1, Rev., 5.00%, 6/15/2027	2,670	2,793
New Jersey Transportation Trust Fund Authority, Transportation Program Series 2020AA, Rev., 4.00%, 6/15/2045	1,400	1,373
New Jersey Transportation Trust Fund Authority, Transportation System Series 2008A, Rev., Zero Coupon, 12/15/2036	10,355	6,482
New Jersey Turnpike Authority Series 2017G, Rev., 4.00%, 1/1/2043	1,000	1,000
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 4.00%, 6/1/2037	1,000	1,016
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Municipal Bond Funds	February 29, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — continued
Series 2018A, Rev., 5.00%, 6/1/2046	1,000	1,023
Series 2018A, Rev., 5.25%, 6/1/2046	1,500	1,555
Total New Jersey		19,286
New Mexico — 0.0% ^
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Series B-1, Class I, Rev., AMT, GNMA / FNMA / FHLMC, 3.75%, 3/1/2048	225	222
New York — 14.1%
Build NYC Resource Corp., Grand Concourse Academy Charter School Series 2022A, Rev., 5.00%, 7/1/2052	350	352
City of New York, Fiscal Year 2006 Series 2006, Subseries I-4, GO, VRDO, LOC : TD Bank NA, 3.65%, 3/1/2024 (b)	10,000	10,000
City of New York, Fiscal Year 2020 Series 2020D-1, GO, 4.00%, 3/1/2050	650	635
Dutchess County Local Development Corp., Millbrook School Project Series 2021, Rev., 4.00%, 9/1/2051	1,030	947
Metropolitan Transportation Authority, Dedicated Tax Fund Series B-1, Rev., 5.00%, 11/15/2035	95	102
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2020 Series 2022FF, Rev., 4.00%, 6/15/2041	2,500	2,530
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2022 Series 2022, Subseries BB-1, Rev., 4.00%, 6/15/2045	2,180	2,180
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2024 Series 2024, Subseries AA-1, Rev., 5.25%, 6/15/2053	2,700	3,016
New York City Transitional Finance Authority Building Aid, Subordinate Series 2016S-1, Rev., 4.00%, 7/15/2040	410	410
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series 2019 A-1, Rev., 5.00%, 8/1/2040	5,000	5,321
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2022
Series 2022B, Subseries B-1, Rev., 4.00%, 8/1/2038	470	484
Series 2022B, Subseries B-1, Rev., 4.00%, 8/1/2045	2,450	2,407
Series 2022F, Subseries F-1, Rev., 5.00%, 2/1/2051	5,000	5,350
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023
Series 2023, Subseries A-2, Rev., VRDO, LIQ : UBS AG, 3.65%, 3/1/2024 (b)	12,000	12,000
Series 2023F, Subseries F-1, Rev., 4.00%, 2/1/2051	1,250	1,205
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2024 Series 2024F, Subseries F-1, Rev., 5.25%, 2/1/2053	1,000	1,104
New York Liberty Development Corp., Secured by Port Authority Series 1WTC-2021, Rev., 2.75%, 2/15/2044	1,900	1,455
New York Power Authority, Green Transmission Project
Series 2023 A, Rev., AGM, 5.13%, 11/15/2058	5,000	5,527
Series 2023 A, Rev., AGM, 5.13%, 11/15/2063	4,000	4,404
New York State Dormitory Authority Series 2020A, Rev., 4.00%, 7/1/2053	2,500	2,419
New York State Dormitory Authority, Northwell Health Obligated Group Series 2022A, Rev., 5.00%, 5/1/2052	3,970	4,214
New York State Dormitory Authority, Personal Income Tax Series 2019D, Rev., 4.00%, 2/15/2047	3,500	3,429
New York State Dormitory Authority, St. John's University Series 2021A, Rev., 4.00%, 7/1/2035	125	131
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2020A, Rev., 4.00%, 3/15/2044	2,000	1,992
New York State Dormitory Authority, State Sales Tax Series 2018A, Rev., 5.00%, 3/15/2037	40	43
New York State Urban Development Corp., State Personal Income Tax, General Purpose Series 2020C, Rev., 4.00%, 3/15/2041	110	111
New York State Urban Development Corp., State Sales Tax Series 2021A, Rev., 4.00%, 3/15/2046	2,000	1,971
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 4.00%, 10/1/2030	4,255	4,246
Series 2018, Rev., AMT, 5.00%, 1/1/2031	2,000	2,066
Rev., AMT, 5.00%, 1/1/2034	1,125	1,161
Series 2018, Rev., AMT, 4.00%, 1/1/2036	1,500	1,481
Rev., AMT, 4.38%, 10/1/2045	1,200	1,179
New York Transportation Development Corp., JFK International Airport New Terminal One Project Series 2023, Rev., AMT, AGM, 5.00%, 6/30/2049	2,800	2,938
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Municipal Bond Funds	57

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Port Authority of New York and New Jersey, Consolidated
Series 242, Rev., AMT, 5.00%, 12/1/2044	4,500	4,865
Series 93, Rev., 6.13%, 6/1/2094	7,320	7,349
Suffolk County Economic Development Corp., St. Johnland Assisted Living Inc., Project Series 2021, Rev., 5.38%, 11/1/2054 (d)	750	605
Suffolk Tobacco Asset Securitization Corp. Series 2021 A-2, Rev., 5.00%, 6/1/2032	2,245	2,509
Town of Orangetown, Rockland County, Sparkill- Palisades Fire District
GO, AGM, 4.00%, 11/15/2040	220	221
GO, AGM, 4.00%, 11/15/2041	205	205
GO, AGM, 4.00%, 11/15/2042	315	316
GO, AGM, 4.00%, 11/15/2043	325	325
Triborough Bridge and Tunnel Authority Sales Tax, TBTA Capital Lockbox Series 2023A, Rev., 4.13%, 5/15/2053	2,250	2,196
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2022A, Rev., 4.00%, 5/15/2041	2,150	2,172
Series 2022A, Rev., 4.00%, 5/15/2051	2,000	1,931
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax Series 2021A-1, Rev., 4.00%, 5/15/2046	1,000	978
Utility Debt Securitization Authority Series 2013TE, Rev., 5.00%, 3/14/2024	4,250	4,252
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project Series 2021C-EFRB, Rev., 3.20%, 7/1/2028 (d)	1,375	1,347
Westchester County Local Development Corp., The Bethel Methodist Home D/B/A, The Knolls Project Series 2020A, Rev., 5.13%, 7/1/2055	1,100	856
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement Series B, Rev., 5.00%, 6/1/2025	130	133
Total New York		117,070
North Carolina — 0.1%
North Carolina Housing Finance Agency, Homeownership Series 37-A, Rev., AMT, 3.50%, 7/1/2039	55	54
Water and Sewer Authority of Cabarrus County Series 2024, Rev., 4.00%, 6/1/2049	1,000	988
Total North Carolina		1,042
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — 4.0%
Buckeye Tobacco Settlement Financing Authority Series 2020B-2, Class 2, Rev., 5.00%, 6/1/2055	12,465	11,877
Butler County Port Authority, Community First Solutions Series 2021A, Rev., 4.00%, 5/15/2046	250	234
City of Upper Arlington Nontax Series 2023, Rev., 5.25%, 12/1/2053	2,500	2,673
County of Allen, Hospital Facilities, Bon Secours Mercy Health, Inc. Series 2015A, Rev., 4.25%, 11/1/2045	2,000	2,002
County of Franklin, Health Care Facilities, Ohio Living Communities Series 2020B, Rev., 5.00%, 7/1/2045	5,565	5,139
County of Hardin, Economic Development Facilities Improvement, Ohio Northern University Rev., 5.25%, 5/1/2040	1,425	1,353
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (d)	2,655	2,696
Northeast Ohio Medical University Series 2021A, Rev., 3.00%, 12/1/2040	250	202
Ohio Air Quality Development Authority, Duke Energy Corp. Series 2022A, Rev., AMT, 4.25%, 6/1/2027 (b)	2,575	2,599
Ohio Water Development Authority, Drinking Water Assistance Fund
Series 2022A, Rev., 5.00%, 12/1/2039	560	642
Series 2022A, Rev., 5.00%, 12/1/2040	1,250	1,424
Series 2022A, Rev., 5.00%, 12/1/2042	1,000	1,130
Olmsted Falls City School District Series 2017A, GO, 4.00%, 12/1/2051	1,000	945
Total Ohio		32,916
Oklahoma — 0.1%
Oklahoma Development Finance Authority, Health System, OU Medicine Project Series 2018B, Rev., AGM, 4.00%, 8/15/2048	700	640
Oregon — 1.0%
City of Portland, Sewer System Series 2023 A, Rev., 5.00%, 12/1/2040	6,000	6,885
County of Benton GO, 4.13%, 6/1/2053	1,000	989
Deschutes County Hospital Facilities Authority, St. Charles Health System Series 2020A, Rev., 4.00%, 1/1/2037	210	211
Total Oregon		8,085
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Municipal Bond Funds	February 29, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — 7.6%
Allegheny County Airport Authority, Pittsburgh International Airport Series 2023A, Rev., AMT, AGM, 5.50%, 1/1/2053	1,000	1,092
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group Series 2018A, Rev., 4.00%, 4/1/2044	2,000	1,884
Chester County Industrial Development Authority, Longwood Gardens Project Series 2021, Rev., 4.00%, 12/1/2046	1,250	1,227
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2029	110	118
Rev., AGM, 4.00%, 6/1/2039	9,975	10,055
Commonwealth of Pennsylvania Series 2018A, COP, 4.00%, 7/1/2046	1,200	1,159
DuBois Hospital Authority, Penn Highlands Healthcare Rev., 4.00%, 7/15/2048	1,200	1,084
Erie City Water Authority Series 2018A, Rev., AGM, 5.00%, 12/1/2043	1,500	1,593
General Authority of Southcentral Pennsylvania, Wellspan Health Obligated Group Series 2019E, Rev., VRDO, LIQ : US Bank NA, 2.80%, 3/1/2024 (b)	10,000	10,000
Lancaster County Hospital Authority, Health Center, Masonic Villages Project
Rev., 5.00%, 11/1/2034	35	36
Rev., 5.00%, 11/1/2036	510	522
Rev., 5.00%, 11/1/2037	250	255
Montgomery County Higher Education and Health Authority, Thomas Jefferson University
Series 2018A, Rev., 4.00%, 9/1/2038	3,725	3,746
Series 2018A, Rev., 4.00%, 9/1/2043	3,740	3,621
Montgomery County Industrial Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2020C, Rev., 5.00%, 11/15/2045	375	387
Montgomery County Industrial Development Authority, Waverly Heights Ltd., Project Rev., 5.00%, 12/1/2044	350	357
Pennsylvania Economic Development Financing Authority, Junior Guaranteed, Capitol Region Parking System Series 2024 B, Rev., GTD, 4.25%, 1/1/2050 (e)	1,000	968
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges Rev., AMT, AGM, 5.00%, 12/31/2057	2,825	2,975
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2017-122, Rev., AMT, 4.00%, 10/1/2046	145	144
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
Pennsylvania Turnpike Commission Series 2023 B, Rev., VRDO, LOC : TD Bank NA, 3.30%, 3/11/2024 (b)	10,000	10,000
Pennsylvania Turnpike Commission Oil Franchise Tax Series 2021B, Rev., 4.00%, 12/1/2051	10,000	9,571
Philadelphia Authority for Industrial Development, MAST Community Charter School II Project Series 2020A, Rev., 5.00%, 8/1/2040	315	316
School District of Philadelphia (The) Series 2018B, GO, AGM, 4.00%, 9/1/2043	1,250	1,252
West Cornwall Township Municipal Authority, Pleasant View Retirement Community Project Rev., 5.00%, 12/15/2038	750	723
Total Pennsylvania		63,085
Puerto Rico — 0.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Series A-2, Rev., 4.78%, 7/1/2058	1,250	1,244
South Carolina — 0.6%
Horry County School District Series 2015A, GO, SCSDE, 4.00%, 3/1/2028	2,085	2,102
Patriots Energy Group Financing Agency Series 2023 SUB B-1, Rev., 5.25%, 3/1/2031 (b)	2,665	2,879
Total South Carolina		4,981
Tennessee — 3.8%
City of Cleveland Series 2018B, GO, 4.00%, 6/1/2028 (c)	410	434
Greeneville Health and Educational Facilities Board, Ballad Health Obligated Group Series 2018A, Rev., 4.00%, 7/1/2040	4,000	3,941
Knox County Health Educational and Housing Facility Board, University of Tennessee Project Series 2024A-1, Rev., 5.50%, 7/1/2054	750	823
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Blakeford at Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,305	1,104
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Belmont University Series 2023, Rev., 5.25%, 5/1/2048	1,250	1,360
Metropolitan Nashville Airport Authority (The)
Series 2022B, Rev., AMT, 5.00%, 7/1/2052	1,975	2,054
Series 2022B, Rev., AMT, 5.50%, 7/1/2052	4,165	4,539
Metropolitan Nashville Airport Authority (The), Subordinate Airport Series 2019A, Rev., 5.00%, 7/1/2049	5,500	5,805
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Municipal Bond Funds	59

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Tennessee — continued
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project
Series 2019A, Rev., 5.75%, 10/1/2054	1,000	707
Series 2019A, Rev., 5.75%, 10/1/2059	1,500	1,042
Tennergy Corp., Gas Supply Series 2021 A, Rev., 4.00%, 9/1/2028 (b)	10,110	10,139
Total Tennessee		31,948
Texas — 10.0%
Aledo Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2048	2,000	2,170
Series 2023, GO, PSF-GTD, 5.00%, 2/15/2053	4,400	4,720
Birdville Independent School District, Unlimited Tax Series 2023A, GO, PSF-GTD, 5.00%, 2/15/2045	2,785	3,080
City of Denton GO, 4.00%, 2/15/2053	4,985	4,848
City of Fort Worth Series 2023, Rev., 4.25%, 2/15/2053	3,600	3,586
City of Houston, Airport System, United Airlines, Inc., Terminal E Project Rev., AMT, 5.00%, 7/1/2029	2,500	2,500
City of Houston, Combined Utility System, Junior Lien Series 2002A, Rev., AGM, 5.75%, 12/1/2032 (c)	2,500	3,132
Clifton Higher Education Finance Corp., Idea Public Schools Rev., 6.00%, 8/15/2033	1,250	1,252
Clifton Higher Education Finance Corp., Yes Prep Public School, Inc. Series 2023, Rev., PSF-GTD, 4.25%, 4/1/2048	1,000	996
Conroe Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 4.00%, 2/15/2049	2,250	2,182
Conroe Local Government Corp., Conroe Convention Center Hotel Series 2021A, Rev., 4.00%, 10/1/2050	550	428
County of Harris Series 2023A, GO, 5.00%, 9/15/2048	2,000	2,193
County of Harris, Unlimited Tax Series 2023A, GO, 4.25%, 9/15/2048	2,000	2,006
Crandall Independent School District, Unlimited Tax
Series 2023, GO, PSF-GTD, 5.00%, 2/1/2048	1,000	1,102
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2048	315	344
Series 2022, GO, PSF-GTD, 4.00%, 8/15/2051	2,160	2,073
GO, PSF-GTD, 4.25%, 2/1/2053	500	500
GO, PSF-GTD, 5.25%, 2/1/2053	1,000	1,112
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2053	1,000	1,080
Hutto Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 8/1/2053	2,000	2,174
Johnson City Independent School District
Series 2023, GO, PSF-GTD, 5.00%, 2/15/2047	1,915	2,106
Series 2023, GO, PSF-GTD, 4.13%, 2/15/2051	3,270	3,226
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Series 2023, GO, PSF-GTD, 4.13%, 2/15/2052	3,405	3,347
Series 2023, GO, PSF-GTD, 4.13%, 2/15/2053	3,550	3,474
Kermit Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 2/15/2053	4,000	4,319
Lamar Consolidated Independent School District, Unlimited Tax Series 2023 A, GO, PSF-GTD, 5.00%, 2/15/2053	5,000	5,418
Leander Independent School District, Unlimited Tax Series A, GO, PSF-GTD, Zero Coupon, 8/15/2035	3,020	1,839
Lewisville Independent School District, Unlimited Tax Series 2015, GO, 5.00%, 8/15/2024	150	151
Marshall Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 4.00%, 2/15/2045	2,525	2,530
Melissa Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 4.25%, 2/1/2053	2,225	2,236
Mount Vernon Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 8/15/2048	3,500	3,804
Newark Higher Education Finance Corp., The Hughen Center, Inc.
Series 2022A, Rev., PSF-GTD, 5.00%, 8/15/2047	250	268
Series 2022A, Rev., PSF-GTD, 5.00%, 8/15/2052	250	266
Series 2022A, Rev., PSF-GTD, 5.00%, 8/15/2057	600	636
North Texas Tollway Authority, Second Tier Rev., 4.00%, 1/1/2038	200	202
Permanent University Fund - Texas A&M University System Series 2015A, Rev., 5.50%, 7/1/2026	1,010	1,042
San Antonio Education Facilities Corp., University of The Incarnate Word Series 2021A, Rev., 4.00%, 4/1/2051	1,750	1,445
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project Series 2020A, Rev., 6.75%, 11/15/2051	3,000	2,755
Texas Water Development Board Series 2023 A, Rev., 5.00%, 10/15/2058	2,000	2,176
Trinity River Authority, Tarrant County Water Project Series 2023, Rev., 5.00%, 2/1/2043	825	922
Total Texas		83,640
Utah — 0.4%
City of Salt Lake City, Airport System
Series 2023A, Rev., AMT, 5.25%, 7/1/2040	1,065	1,185
Series 2023A, Rev., AMT, 5.25%, 7/1/2048	1,750	1,890
Total Utah		3,075
Vermont — 0.1%
Vermont Student Assistance Corp., Education Loan
Series 2018A, Rev., AMT, 3.63%, 6/15/2029	315	314
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Municipal Bond Funds	February 29, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Vermont — continued
Series 2018A, Rev., AMT, 3.75%, 6/15/2030	440	438
Series 2018A, Rev., AMT, 4.00%, 6/15/2031	160	160
Series 2018A, Rev., AMT, 4.00%, 6/15/2032	60	60
Series 2018A, Rev., AMT, 4.00%, 6/15/2033	75	75
Series 2018A, Rev., AMT, 4.00%, 6/15/2034	60	59
Total Vermont		1,106
Virginia — 0.8%
City of Alexandria Series 2023, GO, 4.00%, 12/15/2048	7,000	7,021
Washington — 1.3%
State of Washington, Various Purpose Series 2023A, GO, 5.00%, 8/1/2043	6,445	7,192
Washington Health Care Facilities Authority, Commonspirit Health Series 2019A-2, Rev., 5.00%, 8/1/2028	115	123
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance
Rev., 4.00%, 12/1/2040 (d)	860	837
Rev., 4.00%, 12/1/2048 (d)	1,190	1,095
Washington State Housing Finance Commission, Rockwood Retirement Communities Project Series 2020A, Rev., 5.00%, 1/1/2041 (d)	2,000	1,802
Total Washington		11,049
West Virginia — 0.4%
West Virginia Hospital Finance Authority, United Health System Series 2018A, Rev., 4.00%, 6/1/2051	1,000	915
West Virginia Hospital Finance Authority, West Virginia University Health System Obligation Series 2023A, Rev., 4.25%, 6/1/2047	2,000	2,026
Total West Virginia		2,941
Wisconsin — 2.2%
Public Finance Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2020A, Rev., 5.00%, 11/15/2041	1,395	1,457
Public Finance Authority, ENO River Academy Project Series 2020A, Rev., 5.00%, 6/15/2054 (d)	690	644
Public Finance Authority, Presbyterian Villages of Michigan Obligated Group Series 2020A, Rev., 4.75%, 11/15/2053 (d)	2,740	2,046
Public Finance Authority, Renown Regional Medical Center Project
Series 2020A, Rev., 5.00%, 6/1/2032	230	248
Series 2016A, Rev., 4.00%, 6/1/2035	105	105
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wisconsin — continued
Public Finance Authority, The Carmelite System, Inc., Obligated Group Rev., 5.00%, 1/1/2040	3,250	3,258
Public Finance Authority, The Franklin School of Innovation Rev., 5.00%, 1/1/2057 (d)	1,500	1,223
Public Finance Authority, Triad Educational Services, Inc.
Series 2021A, Rev., 4.00%, 6/15/2051	2,285	1,758
Rev., 5.25%, 6/15/2052	1,610	1,511
Rev., 5.38%, 6/15/2057	775	736
Wisconsin Health and Educational Facilities Authority, Forensic science and Protective Medicine Collaboration, Inc. Project Series 2024, Rev., 5.00%, 8/1/2027 (d) (e)	1,500	1,537
Wisconsin Health and Educational Facilities Authority, Oakwood Lutheran Senior Ministries Rev., 4.00%, 1/1/2047	2,000	1,280
Wisconsin Health and Educational Facilities Authority, Three Pillars Senior Living Communities Series 2021A, Rev., 4.00%, 8/15/2046	1,000	774
Wisconsin Housing and Economic Development Authority Home Ownership Series 2024 A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	1,000	1,094
Wisconsin Housing and Economic Development Authority, Home Ownership Series B, Rev., 4.00%, 3/1/2048	290	289
Total Wisconsin		17,960
Wyoming — 0.1%
University of Wyoming Series 2021C, Rev., AGM, 4.00%, 6/1/2041	600	602
Total Municipal Bonds (Cost $703,520)		712,788
	SHARES (000)
Short-Term Investments — 15.3%
Investment Companies — 15.3%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.37% (f) (g) (Cost $127,684)	127,676	127,688
Total Investments — 100.9% (Cost $831,204)		840,476
Liabilities in Excess of Other Assets — (0.9)%		(7,458)
NET ASSETS — 100.0%		833,018

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Municipal Bond Funds	61

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 29, 2024.

(c)	Security is prerefunded or escrowed to maturity.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of February 29, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Municipal Bond Funds	February 29, 2024

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 96.8% (a)
Alabama — 4.4%
Alabama Community College System, Gadsen State Community College Series 2018, Rev., 5.00%, 6/1/2025	95	97
Alabama Federal Aid Highway Finance Authority Series A, Rev., 5.00%, 9/1/2024 (b)	75	76
Alabama Special Care Facilities Financing Authority-Birmingham Rev., 5.00%, 6/1/2025	300	306
Alabaster Board of Education, Alabama Special Tax Series 2014A, AGM, 4.00%, 9/1/2024 (b)	150	150
Birmingham Airport Authority
Rev., 5.00%, 7/1/2024	150	151
Rev., 5.00%, 7/1/2026	225	236
Black Belt Energy Gas District, Gas Project No. 7 Series 2021C-2, Rev., (SIFMA Municipal Swap Index Yield + 0.35%), 3.65%, 3/7/2024 (c)	19,685	19,047
Black Belt Energy Gas District, Gas Supply Series 2022D-2, Rev., LIQ : Royal Bank of Canada, (SOFR + 1.40%), 4.96%, 3/7/2024 (c)	25,450	25,686
County of Jefferson Series 2024, Rev., 5.00%, 10/1/2027	1,250	1,335
Industrial Development Board of The City of Mobile, Alabama Power Control, Barry Plant Project Series 2007A, Rev., 1.00%, 6/26/2025 (d)	4,750	4,587
Montgomery County Public Building Authority, Facilities Project Series 2014, Rev., 5.00%, 3/1/2024 (b)	195	195
Prattville Industrial Development Board, International Paper Co., Project
Series 2019B, Rev., 2.00%, 10/1/2024 (d)	450	444
Series 2019C, Rev., 2.00%, 10/1/2024 (d)	430	425
Selma Industrial Development Board, International Paper Co. Project Series 2020A, Rev., 1.38%, 6/16/2025 (d)	2,670	2,582
Southeast Alabama Gas Supply District (The), Project No. 2 Series 2018A, Rev., 4.00%, 6/1/2024 (d)	10,515	10,521
Southeast Energy Authority A Cooperative District, Project No. 4 Series 2022B-2, Rev., (SOFR + 1.79%), 5.35%, 3/7/2024 (c)	10,000	10,088
University of West Alabama, General Fee Rev., AGM, 4.00%, 1/1/2025	150	150
Total Alabama		76,076
Alaska — 2.2%
Alaska Housing Finance Corp., State Capital Project Series 2015A, Rev., 5.00%, 6/1/2025 (b)	100	102
Alaska Municipal Bond Bank Authority Series 3, Rev., 5.00%, 12/1/2026	25	26
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Alaska — continued
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project
Rev., 5.00%, 9/1/2024	100	101
Rev., 5.25%, 9/1/2027	1,400	1,440
City of Valdez, Phillips Trans Alaska Project
Series 1994A, Rev., VRDO, 3.33%, 3/11/2024 (d)	23,100	23,100
Series 2002, Rev., VRDO, 3.33%, 3/11/2024 (d)	12,200	12,200
State of Alaska Series 2023A, GO, 5.00%, 8/1/2024	75	76
University of Alaska Series V-1, Rev., 5.00%, 10/1/2024	800	805
Total Alaska		37,850
Arizona — 2.4%
Arizona Health Facilities Authority, Scottsdale Lincoln Hospitals
Series 2014A, Rev., 5.00%, 12/1/2025	125	127
Series 2014A, Rev., 5.00%, 12/1/2026	40	40
Arizona Industrial Development Authority, Phoenix Children's Hospital Series 2020A, Rev., 5.00%, 2/1/2026	130	135
Arizona State University Energy Management LLC Rev., 4.50%, 7/1/2024	500	500
City of Chandler Series 2014, GO, 4.00%, 7/1/2025	45	45
City of Mesa Series 2017, Rev., 4.00%, 7/1/2025	25	25
City of Phoenix Civic Improvement Corp., Junior Lien, Water System
Series 2016, Rev., 5.00%, 7/1/2025	75	77
Series 2014B, Rev., 5.00%, 7/1/2027	170	171
City of Tucson Series 2018A, GO, 5.00%, 7/1/2026	325	341
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project Series 2018A, Rev., 5.00%, 7/1/2024	200	200
Maricopa County Industrial Development Authority, Banner Health
Series C, Rev., 5.00%, 10/18/2024 (d)	9,555	9,639
Series 2019 D, Rev., 5.00%, 5/15/2026 (d)	600	621
Series 2023A-1, Rev., 5.00%, 5/15/2026 (d)	7,530	7,794
Series 2023 A-2, Rev., 5.00%, 5/15/2028 (d)	250	268
Maricopa County Industrial Development Authority, HonorHealth Series 2021A, Rev., 5.00%, 9/1/2024	175	176
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Municipal Bond Funds	63

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Arizona — continued
Maricopa County Unified School District No. 95, Queen Creek, School Improvement GO, 3.00%, 7/1/2024	525	524
Salt River Project Agricultural Improvement and Power District, Arizona Electric System Series 2015A, Rev., 5.00%, 12/1/2045	21,000	21,458
Total Arizona		42,141
Arkansas — 0.0% ^
Pulaski County Public Facilities Board, Baptist Health Series 2014, Rev., 5.00%, 12/1/2024 (b)	25	25
Southern Arkansas University Series 2019 A, Rev., AGM, 4.00%, 3/1/2024	25	25
State of Arkansas, Federal Highway GO, 5.00%, 10/1/2025	40	41
University of Central Arkansas, Student Fee
Series 2020A, Rev., 5.00%, 11/1/2026	220	230
Series 2020A, Rev., 5.00%, 11/1/2027	200	213
Total Arkansas		534
California — 4.2%
California Community Choice Financing Authority, Green Bond Series 2022A-2, Rev., (SOFR + 1.70%), 5.26%, 3/7/2024 (c)	5,000	5,015
California Health Facilities Financing Authority, Adventist Health System
Series 2011A, Rev., VRDO, 3.00%, 3/1/2024 (d)	1,540	1,540
Series 2013A, Rev., 5.00%, 3/1/2024	55	55
California Health Facilities Financing Authority, St. Joseph Health System
Series 2013A, Rev., 5.00%, 7/1/2024	20	20
Series 2016B-2, Rev., 4.00%, 10/1/2024 (d)	230	230
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2020A, Rev., AMT, 3.95%, 1/30/2025 (d) (e)	5,400	5,399
California Infrastructure and Economic Development Bank, The Broad Sustainability Bonds Series 2018C, Rev., (SIFMA Municipal Swap Index Yield + 0.35%), 3.65%, 3/6/2024 (c)	19,250	19,249
California Pollution Control Financing Authority, Republic Services, Inc., Project Series 2010B, Rev., 3.70%, 5/1/2024 (d) (e)	3,500	3,499
City of Los Angeles Series 2017 B, GO, 5.00%, 9/1/2024 (b)	30	30
City of Los Angeles, Wastewater System Series 2013-A, Rev., 5.00%, 6/1/2025	75	75
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
City of Vernon, Electric System
Series 2021A, Rev., 5.00%, 4/1/2024	1,220	1,221
Series 2021 A, Rev., 5.00%, 10/1/2024	1,250	1,258
Sacramento Municipal Utility District, Electric Series 2019B, Rev., 5.00%, 10/15/2025 (d)	140	143
San Francisco Municipal Transportation Agency Series 2014, Rev., 5.00%, 3/1/2024 (b)	40	40
Silicon Valley Clean Water, WIFIA Rescue Project Series 2021A, Rev., 0.25%, 3/1/2024	32,000	32,000
State of California, Various Purpose GO, 5.00%, 12/1/2027	2,205	2,399
University of California Series 2015I, Rev., 5.00%, 5/15/2029	40	41
Total California		72,214
Colorado — 0.9%
Board of Governors of Colorado State University System Series E-1, Rev., 5.00%, 3/1/2025 (b)	80	81
Boulder Larimer & Weld Countes St. Vrain Valley School District Re-1J Series 2014A, GO, 5.00%, 12/15/2025	35	36
City and County of Denver, Airport System
Series 2023B, Rev., AMT, 5.00%, 11/15/2027	1,500	1,590
Series 2023B, Rev., AMT, 5.00%, 11/15/2028	5,000	5,372
Colorado Health Facilities Authority, Adventist Health System
Series 2018B, Rev., 5.00%, 11/20/2025 (d)	765	785
Series 2016C, Rev., 5.00%, 11/15/2026 (d)	700	733
Colorado Health Facilities Authority, CommonSpirit Health Obligated Group Series 2022A, Rev., 5.00%, 11/1/2024	430	434
Colorado Health Facilities Authority, Intermountain Healthcare Series 2022C, Rev., 5.00%, 8/15/2028 (d)	300	325
Colorado Health Facilities Authority, School Health System Series 2019A, Rev., 5.00%, 1/1/2025	35	35
Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project
Series 2015A, Rev., 5.00%, 6/1/2025 (b)	225	230
Series 2017, Rev., 5.00%, 6/1/2027 (b)	40	43
Colorado State Education Loan Program Series 2023A, Rev., TRAN, 5.00%, 6/28/2024	90	90
Denver Urban Renewal Authority Series 2010B-1, Rev., 5.00%, 12/1/2025	40	41
E-470 Public Highway Authority Series 2021B, Rev., (SOFR + 0.35%), 3.91%, 3/7/2024 (c)	5,000	4,990
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Municipal Bond Funds	February 29, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
El Paso County School District No. 49 Falcon Series 2017B, COP, 5.00%, 12/15/2024	35	35
Regional Transportation District, Denver Transit Partners
Series 2020A, Rev., 5.00%, 7/15/2024	150	151
Series 2020A, Rev., 5.00%, 1/15/2025	185	187
Series 2020A, Rev., 3.00%, 1/15/2026	110	108
Series 2020A, Rev., 5.00%, 7/15/2026	225	233
State of Colorado
Series 2018N, COP, 5.00%, 3/15/2024	20	20
Series 2018L, COP, 5.00%, 3/15/2025	25	26
University of Colorado, Hospital Authority Series 2019C, Rev., 5.00%, 11/15/2024 (d)	100	100
Total Colorado		15,645
Connecticut — 0.9%
City of Danbury Series 2024, GO, BAN, 5.00%, 9/24/2024 (e)	8,400	8,462
City of New Britain Series 2016 A, GO, 5.00%, 3/1/2024 (b)	75	75
City of New London GO, BAN, 5.00%, 3/15/2024	45	45
Connecticut State Health and Educational Facilities Authority Series L, Rev., 4.00%, 11/1/2024	50	50
Connecticut State Health and Educational Facilities Authority, Stamford Hospital
Series L-1, Rev., 4.00%, 7/1/2024	300	300
Series L-1, Rev., 4.00%, 7/1/2026	350	353
Connecticut State Health and Educational Facilities Authority., Yale New Heaven Health Series A, Rev., 5.00%, 7/1/2026	95	95
South Central Connecticut Regional Water Authority Series A, Rev., 5.00%, 8/1/2024 (b)	50	50
State of Connecticut
Series 2015A, GO, 5.00%, 3/15/2024	35	35
Series 2016 A, GO, 5.00%, 3/15/2024	45	45
Series 2020C, GO, 3.00%, 6/1/2024	1,065	1,064
Series F, GO, 5.00%, 11/15/2026	20	20
Series G, GO, 5.00%, 11/15/2028	30	30
Town of Wolcott GO, BAN, 4.25%, 2/11/2025	4,500	4,534
University of Connecticut Series 2016 A, Rev., 5.00%, 3/15/2024	50	50
Total Connecticut		15,208
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Delaware — 0.3%
Delaware River and Bay Authority Series C, Rev., 5.00%, 5/1/2024	150	150
Delaware State Economic Development Authority, Delmarva Power and Light Co. Project Series 2020A, Rev., 1.05%, 7/1/2025 (d)	6,000	5,770
Total Delaware		5,920
District of Columbia — 0.3%
District of Columbia Housing Finance Agency, Multifamily Housing Edgewood Apartments Project Series 2023, Rev., FHA, 5.00%, 6/1/2026 (d)	4,100	4,189
District of Columbia, Children's Hospital Obligated Group
Series 2015, Rev., 5.00%, 7/15/2025	55	56
Series 2015, Rev., 5.00%, 7/15/2026	20	20
Series 2015, Rev., 5.00%, 7/15/2027	25	26
District of Columbia, Gallaudet University Project Series 2021A, Rev., 5.00%, 4/1/2026	100	103
Washington Metropolitan Area Transit Authority Series A-1, Rev., 5.00%, 7/1/2025	25	26
Total District of Columbia		4,420
Florida — 2.7%
Alachua County School Board Series 2020, COP, AGM, 5.00%, 7/1/2027	65	70
Brevard County School District Series 2014, COP, 5.00%, 7/1/2027	225	226
Central Florida Expressway Authority, Senior Lien
Series 2016B, Rev., 5.00%, 7/1/2025	25	26
Series 2019B, Rev., 5.00%, 7/1/2026	40	42
Series 2016 B, Rev., 5.00%, 7/1/2028	40	42
City of Gainesville, Utilities System Series 2017 A, Rev., 5.00%, 10/1/2028	150	162
City of Jacksonville Series B, Rev., 5.00%, 10/1/2024 (b)	25	25
City of South Miami Health Facilities Authority, Inc., Baptist Health South Florida Obligated Group Rev., 5.00%, 8/15/2028	65	69
City of Tallahassee, Energy System Series 2018, Rev., 5.00%, 10/1/2024	25	25
County of Broward, Airport System Series 2013C, Rev., 5.25%, 10/1/2026	50	50
County of Escambia, International Paper Co. Project, Environmental Improvement Series 2019B, Rev., 2.00%, 10/1/2024 (d)	775	766
County of Miami-Dade Series 2016 B, Rev., 5.00%, 4/1/2025	75	77
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Municipal Bond Funds	65

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
County of Miami-Dade, Aviation System
Series 2020A, Rev., 5.00%, 10/1/2024	200	202
Series B, Rev., 5.00%, 10/1/2026	35	36
Series A, Rev., 5.00%, 10/1/2027	100	104
Series A, Rev., 5.00%, 10/1/2028	245	255
Series B, Rev., 5.00%, 10/1/2028	175	176
Series A, Rev., 5.00%, 10/1/2029	50	52
County of Miami-Dade, Transit System
Series 2015, Rev., 5.00%, 7/1/2025	1,000	1,023
Rev., 5.00%, 7/1/2026	220	225
County of Miami-Dade, Water and Sewer System Series 2021, Rev., 5.00%, 10/1/2027	50	54
County of Okeechobee, Solid Waste Disposal, Waste Management, Inc., Okeechobee Landfill Project Series 2004A, Rev., 0.55%, 7/1/2024 (d)	2,250	2,220
Duval County Public Schools Series A, COP, AGM, 5.00%, 7/1/2027	25	27
Florida Department of Environmental Protection Series 2015A, Rev., 5.00%, 7/1/2025	50	51
Florida Department of Management Services Series 2018A, COP, 5.00%, 11/1/2026	150	158
Florida Higher Educational Facilities Financial Authority, Ringling College Project Rev., 5.00%, 3/1/2024	110	110
Florida Housing Finance Corp., Culmer Apartments Series 2023C, Rev., 5.00%, 12/1/2025 (d)	3,450	3,521
Florida Housing Finance Corp., Hampton Point Apartments Series 2023E, Rev., 5.00%, 5/1/2025 (d)	2,260	2,292
Florida Municipal Power Agency, All-Requirements Power Supply Project
Series 2016A, Rev., 5.00%, 10/1/2024	170	172
Series 2016A, Rev., 5.00%, 10/1/2027	70	73
Series 2018A, Rev., 4.00%, 10/1/2028	150	155
Series 2016A, Rev., 5.00%, 10/1/2028	550	576
Hillsborough County Industrial Development Authority, Baycare Health System Series 2020D, Rev., VRDO, LOC : TD Bank NA, 2.90%, 3/1/2024 (d)	8,030	8,030
JEA Water And Sewer System Series 2014A, Rev., 5.00%, 4/1/2024 (b)	25	25
Lee County School Board (The) Series A, COP, 5.00%, 8/1/2024	25	25
Lee Memorial Health System
Series A-1, Rev., 5.00%, 4/1/2024	575	575
Series A-1, Rev., 5.00%, 4/1/2025	50	51
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Martin County Health Facilities Authority, Martin Memorial Medical Center Series 2015, Rev., 5.00%, 11/15/2024 (b)	420	424
Miami Beach Redevelopment Agency Series A, Rev., 5.00%, 2/1/2028	300	301
Miami-Dade County Expressway Authority Series 2014 A, Rev., 5.00%, 7/1/2027	190	191
Miami-Dade County Housing Finance Authority, Quail Roost Transit Village Series 2023, Rev., 5.00%, 9/1/2025 (d)	2,250	2,287
Miami-Dade County Housing Finance Authority, Santa Clara II Apartments Series 2023, Rev., 5.00%, 10/1/2025 (d)	4,655	4,764
Miami-Dade County Industrial Development Authority, Solid Waste Disposal, Waste Management, Inc., Project Series 2018B, Rev., AMT, (SIFMA Municipal Swap Index Yield + 0.38%), 3.68%, 3/7/2024 (c)	10,500	10,462
Orange County Health Facilities Authority, Orlando Health Obligated Group Series 2019B, Rev., 5.00%, 10/1/2026	50	52
Orange County School Board Series 2015D, COP, 5.00%, 8/1/2025 (b)	30	31
Palm Beach County Health Facilities Authority, Baptist Health South Florida Obligated Group Rev., 5.00%, 8/15/2024	70	70
Palm Beach County School District
Series 2014B, COP, 5.00%, 8/1/2024	135	136
Series 2017B, COP, 5.00%, 8/1/2024	110	111
Series 2022B, COP, 5.00%, 8/1/2024	45	45
Series 2017A, COP, 5.00%, 8/1/2025	75	77
Series 2018B, COP, 5.00%, 8/1/2027	375	403
Pasco County School Board
Series 2013A, COP, 5.00%, 8/1/2024	1,000	1,001
Series 2022A, COP, 5.00%, 8/1/2025	835	854
Series 2022A, COP, 5.00%, 8/1/2027	80	86
Polk County School District Series 2019B, COP, 5.00%, 1/1/2025	1,000	1,013
School Board of Miami-Dade County (The), Florida Certificates Of Participation
Series 2016, GO, 5.00%, 3/15/2024	50	50
Series 2014D, COP, 5.00%, 11/1/2024	275	278
Series 2015D, COP, 5.00%, 2/1/2025	105	106
Series 2015A, COP, 5.00%, 5/1/2025	290	295
Series 2015C, COP, 5.00%, 5/1/2025	55	56
Series 2014D, COP, 5.00%, 11/1/2025	235	238
Series 2015D, COP, 5.00%, 2/1/2026	125	129
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Municipal Bond Funds	February 29, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Series 2015A, COP, 5.00%, 5/1/2026	185	188
Series 2015D, COP, 5.00%, 2/1/2027	25	26
Series 2015A, COP, AGM, 5.00%, 5/1/2027	305	311
Series 2015B, COP, 5.00%, 5/1/2027	300	305
Series 2015A, COP, 5.00%, 5/1/2028	25	25
Series 2012A, COP, 4.00%, 8/1/2028	150	150
Series 2014D, COP, 5.00%, 11/1/2028	95	96
School District of Broward County, Florida Certificates Of Participation
Series A, COP, 5.00%, 7/1/2025	160	164
Series A, COP, 5.00%, 7/1/2028	20	21
South Broward Hospital District, Memorial Healthcare System Rev., 4.00%, 5/1/2026	110	112
State of Florida Department of Education Series 2018A, Rev., 5.00%, 7/1/2027	50	53
State of Florida Department of Transportation Series 2021A, Rev., 5.00%, 7/1/2025	25	26
Tampa Sports Authority Series 2015, Rev., 5.00%, 1/1/2026	80	81
Village Community Development District No. 13 Series 2019, 2.63%, 5/1/2024	130	130
Volusia County School Board Series 2019, COP, 5.00%, 8/1/2024	760	765
Volusia County School Board, Master Lease Program Series 2014B, COP, 5.00%, 8/1/2027	20	20
Total Florida		47,701
Georgia — 1.1%
Athens-Clarke County Unified Government Water and Sewerage Series 2015, Rev., 5.00%, 1/1/2026	25	25
Atlanta Development Authority, Georgia State University Research Foundation Science Park LLC Project Series 2016, Rev., 4.00%, 7/1/2026 (b)	1,555	1,591
Bartow County Development Authority, Georgia Power Co. Plant Series 2013FIRST, Rev., 2.88%, 8/19/2025 (d)	13,500	13,234
Cherokee County Board of Education Series B, GO, 5.00%, 8/1/2025	40	40
Cobb County Kennestone Hospital Authority Rev., 5.00%, 4/1/2024	125	125
County of Forsyth Series B, GO, 5.00%, 3/1/2024	50	50
Development Authority for Fulton County, Georgia Tech Facilities Series 2013, Rev., 5.00%, 11/1/2024	500	501
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Georgia — continued
Henry County Hospital Authority, Piedmont Henry Hospital Project Series 2014A, Rev., 5.00%, 7/1/2027	1,390	1,396
Main Street Natural Gas, Inc., Gas Supply Series 2021C, Rev., 4.00%, 12/1/2024	750	748
Private Colleges And Universities Authority, The Savannah College of Art And Design Project Series 2014, Rev., 5.00%, 4/1/2024 (b)	115	115
Savannah Economic Development Authority, International Paper Co. Project Series 2019A, Rev., 2.00%, 10/1/2024 (d)	1,675	1,654
State of Georgia Series 2014A, GO, 4.00%, 2/1/2026	100	100
Total Georgia		19,579
Hawaii — 0.0% ^
State of Hawaii Series FH, GO, 5.00%, 10/1/2028	70	73
Idaho — 0.0% ^
University of Idaho Series 2020A, Rev., 5.00%, 4/1/2024	315	315
Illinois — 4.0%
Carol Stream Park District Series 2020C, GO, 4.00%, 11/1/2026	535	550
Chicago O'Hare International Airport, Customer Facility Charge Senior Lien Series B, Rev., 5.00%, 1/1/2027	195	198
Chicago O'Hare International Airport, General Airport, Senior Lien
Series 2020B, Rev., 5.00%, 1/1/2025	100	102
Series B, Rev., 5.00%, 1/1/2025	140	142
Series C, Rev., 5.00%, 1/1/2025	40	41
Series E, Rev., 5.00%, 1/1/2025	170	173
Series B, Rev., 5.00%, 1/1/2026	625	632
Series A, Rev., 5.00%, 1/1/2027	20	21
Series C, Rev., 5.00%, 1/1/2027	20	21
Series B, Rev., 5.00%, 1/1/2028	885	897
Series C, Rev., 5.00%, 1/1/2028	40	42
City of Chicago Wastewater Transmission, Second Lien Series 2008C, Rev., 5.00%, 1/1/2025 (b)	45	46
City of Chicago, Sales Tax Series 2002, Rev., 5.00%, 1/1/2025 (b)	135	137
City of Decatur GO, 4.00%, 3/1/2025	25	25
City of Springfield, Electric System, Senior Lien
Series 2015, Rev., 5.00%, 3/1/2024	40	40
Series 2015, Rev., 5.00%, 3/1/2025	435	441
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Municipal Bond Funds	67

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Cook County Community College District No. 508, Unlimited Tax, City Collage of Chicago Series 2013, GO, 5.25%, 12/1/2029	250	251
Cook County School District No. 102, La Grange, Limited Tax GO, AGM, 4.00%, 12/15/2024	930	935
Cook County School District No. 160, Country Club Hills Series 2020A, GO, 4.00%, 12/1/2024	255	256
Cook County School District No. 89, Maywood, Maywood-Melrose Park-Broadview, Limited Tax Series 2020, GO, AGM, 4.00%, 12/15/2024	580	583
County of Cook
Series 2021B, GO, 4.00%, 11/15/2026	175	180
Series 2021 A, GO, 5.00%, 11/15/2026	70	74
County of Cook, Sales Tax Series 2022 B, Rev., 5.00%, 11/15/2024	550	556
Du Page County High School District No. 88 Series 2016, GO, 5.00%, 1/15/2025	65	66
DuPage County Community High School District No. 94 West Chicago GO, 4.00%, 1/1/2033	10	10
DuPage County Community Unit School District No. 200 Wheaton-Warrenville Series 2019, GO, 5.00%, 10/1/2024	55	55
Illinois Finance Authority, Advocate Health Care Series 2014, Rev., 5.00%, 8/1/2024 (b)	90	90
Illinois Finance Authority, Ann & Robert H Lurie Child Series 2017, Rev., 5.00%, 8/15/2024	160	161
Illinois Finance Authority, Northwestern Memorial Healthcare Series 2021A, Rev., 5.00%, 7/15/2024	30	30
Illinois Finance Authority, Northwestern University Series 2015, Rev., 5.00%, 12/1/2025	25	26
Illinois Finance Authority, OSF Healthcare System Series 2020 B-1, Rev., 5.00%, 11/15/2024 (d)	1,900	1,904
Illinois Finance Authority, Plymouth Place, Inc. Series 2015, Rev., 5.25%, 5/15/2025 (b)	475	486
Illinois Finance Authority, Presbyterian Homes Obligated Group Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.70%), 4.00%, 3/7/2024 (c)	1,125	1,103
Illinois Finance Authority, Presence Health Network Series 2016 C, Rev., 5.00%, 2/15/2027	20	21
Illinois Finance Authority, Rush University Medical Center Obligated Group
Series 2015A, Rev., 5.00%, 11/15/2024	20	20
Series 2015A, Rev., 5.00%, 11/15/2025	330	336
Illinois Finance Authority, Swedish Covenant Hospital Series 2016A, Rev., 5.00%, 8/15/2026 (b)	900	940
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Illinois Finance Authority, The Carle Foundation Series 2021A, Rev., 5.00%, 8/15/2028	80	87
Illinois Finance Authority, University of Chicago
Series 2015A, Rev., 5.00%, 10/1/2025 (b)	23,000	23,659
Series 2014A, Rev., 5.00%, 10/1/2027	35	35
Illinois Housing Development Authority Rev., FHA, 4.00%, 6/1/2025 (d)	1,350	1,352
Illinois Municipal Electric Agency, Power Supply System Series 2015A, Rev., 5.00%, 2/1/2025	140	142
Illinois State Toll Highway Authority
Series 2019B, Rev., 5.00%, 1/1/2027	75	79
Series 2019C, Rev., 5.00%, 1/1/2027	25	26
Kane McHenry Cook & De Kalb Counties Unit School District No. 300 Series 2015, GO, 5.00%, 1/1/2027	20	20
Northern Illinois Municipal Power Agency
Series 2016 A, Rev., 5.00%, 12/1/2026	150	158
Series 2016 A, Rev., 5.00%, 12/1/2029	45	47
Regional Transportation Authority Series 2014 A, Rev., 5.00%, 6/1/2024 (b)	25	25
State of Illinois
Series 2022A, GO, 5.00%, 3/1/2024	300	300
Series 2017D, GO, 5.00%, 11/1/2024	280	283
Series 2021A, GO, 5.00%, 12/1/2024	20	20
Series 2022B, GO, 5.00%, 3/1/2025	165	168
GO, 5.50%, 5/1/2025	2,695	2,759
Series 2023D, GO, 5.00%, 7/1/2025	2,995	3,056
Series 2019B, GO, 5.00%, 9/1/2025	3,860	3,950
Series 2020D, GO, 5.00%, 10/1/2025	20	20
Series 2017D, GO, 5.00%, 11/1/2025	250	257
Series 2017A, GO, 5.00%, 12/1/2025	250	257
GO, 5.00%, 2/1/2026	100	103
GO, 5.50%, 5/1/2026	5,000	5,225
Series 2023D, GO, 5.00%, 7/1/2026	8,000	8,305
Series 2017D, GO, 5.00%, 11/1/2026	650	679
Series 2016, GO, 5.00%, 2/1/2027	150	157
Series FEBRUARY 2014, GO, AGM - CR, 5.00%, 2/1/2027	940	941
Series 2023D, GO, 5.00%, 7/1/2027	90	95
Series 2018 A, GO, 5.00%, 10/1/2027	160	170
Series 2017D, GO, 5.00%, 11/1/2027	110	117
Series 2022B, GO, 5.00%, 3/1/2028	25	27
Series 2017D, GO, 5.00%, 11/1/2028	2,920	3,106
Series 2017 A, GO, 5.00%, 12/1/2028	90	96
Series 2018A, GO, 5.00%, 5/1/2029	50	54
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Municipal Bond Funds	February 29, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
State of Illinois Sales Tax Series 2013, Rev., 5.00%, 6/15/2026	1,250	1,252
Village of Oswego Series 2016, GO, 5.00%, 12/15/2025 (b)	1,315	1,358
Total Illinois		69,976
Indiana — 0.9%
City of Indianapolis, Department of Public Utilities Water System Series 2018A, Rev., 5.00%, 10/1/2026	20	21
City of Rockport, Indiana Michigan Power Co. Project Series 2009B, Rev., 3.05%, 6/1/2025	6,500	6,435
Gary Community School Building Corp., Ad Valorem Property Tax First Mortgage
Series 2020B, Rev., 4.00%, 1/15/2026	220	223
Series 2020B, Rev., 4.00%, 7/15/2026	235	239
Indiana Finance Authority Series 2017 A, Rev., 5.00%, 6/1/2025 (b)	95	97
Indiana Finance Authority, CWA Authority Project
Series 2021-2, Rev., 5.00%, 10/1/2024	150	152
Series 2021-2, Rev., 5.00%, 10/1/2027	55	59
Indiana Finance Authority, Goshen Health Series 2019B, Rev., 2.10%, 11/1/2026 (d)	2,700	2,574
Indiana Finance Authority, Indiana University Health Obligated Group
Series 2016A, Rev., 5.00%, 12/1/2024	200	202
Series 2014 A, Rev., 5.00%, 12/1/2026	50	51
Indiana Finance Authority, Indianapolis Power and Light Co. Project Series 2021B, Rev., 0.65%, 8/1/2025	4,500	4,240
Indiana Finance Authority, Marian University Project Series 2019A, Rev., 5.00%, 9/15/2024	155	156
Indiana Municipal Power Agency, Power Supply System
Series 2016 C, Rev., 5.00%, 1/1/2025	375	380
Series 2014A, Rev., 5.00%, 1/1/2027	160	162
Series 2014A, Rev., 5.00%, 1/1/2028	25	25
Indianapolis Local Public Improvement Bond Bank, Courthouse And Jail Project Series 2019A, Rev., 5.00%, 2/1/2025	100	102
Ivy Tech Community College of Indiana, Student Fee Series R-1, Rev., 5.00%, 7/1/2024	30	30
Town of Schererville, Sewage Works Rev., 4.00%, 3/1/2024	110	110
Total Indiana		15,258
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Iowa — 2.1%
County of Polk Series 2019, GO, 4.00%, 6/1/2025	45	45
Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co. Project Rev., VRDO, 3.55%, 3/11/2024 (d)	15,200	15,200
University of Iowa (The), Parking System Bond Anticipation Project Series 2023, Rev., BAN, 3.50%, 7/1/2026	21,595	21,537
Total Iowa		36,782
Kansas — 0.2%
City of Derby Series 2024-1, GO, 4.00%, 12/1/2026 (f)	2,000	2,029
Sedgwick County Unified School District No. 265 Goddard Series 2020A, GO, 3.00%, 10/1/2024	1,050	1,046
Wyandotte County Unified School District No. 202 Turner Series 2019A, GO, AGM, 3.00%, 9/1/2024	400	398
Total Kansas		3,473
Kentucky — 0.5%
Kentucky Asset Liability Commission, Federal Highway Trust Fund
Rev., 5.00%, 9/1/2024	105	106
Series 2023A, Rev., 5.00%, 9/1/2024	65	66
Series A, Rev., 5.00%, 9/1/2025	30	30
Series A, Rev., 5.00%, 9/1/2026	210	211
Kentucky Economic Development Finance Authority, CommonSpirit Health Obligated Group Series 2019A-1, Rev., 5.00%, 8/1/2025	35	36
Kentucky Public Energy Authority, Gas Supply Series 2018A, Rev., 4.00%, 3/15/2024 (d)	3,170	3,172
Kentucky State Property and Building Commission, Project No. 108 Series B, Rev., 5.00%, 8/1/2025	85	87
Kentucky State Property and Building Commission, Project No. 110 Rev., 5.00%, 8/1/2024	85	85
Kentucky State Property and Building Commission, Project No. 112
Series B, Rev., 5.00%, 11/1/2026	70	74
Series B, Rev., 5.00%, 11/1/2027	50	53
Series B, Rev., 5.00%, 11/1/2028	105	110
Kentucky State Property and Building Commission, Project No. 115 Rev., 5.00%, 4/1/2028	25	27
Kentucky State Property and Building Commission, Project No. 122 Series A, Rev., 5.00%, 11/1/2027	185	199
Kentucky Turnpike Authority, Revitalization Projects
Series B, Rev., 5.00%, 7/1/2025	100	102
Series B, Rev., 5.00%, 7/1/2027	125	134
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Municipal Bond Funds	69

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Kentucky — continued
Louisville and Jefferson County Metropolitan Government, Louisville Gas and Electric Co. Project Series 2001A, Rev., 0.90%, 9/1/2026	5,000	4,649
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2016A, Rev., 5.00%, 10/1/2027	75	78
Total Kentucky		9,219
Louisiana — 3.8%
Calcasieu Parish School District No. 23, Public School Improvement GO, 5.00%, 9/1/2024	250	252
Central Community School System Series 2014, GO, 4.00%, 3/1/2024 (b)	30	30
City of Shreveport, Water and Sewer, Junior Lien Series 2018C, Rev., 5.00%, 12/1/2026	75	79
East Baton Rouge Sewerage Commission Series 2019 B, Rev., 5.00%, 2/1/2025	40	41
Lake Charles Harbor and Terminal District, Big Lake Full LLC Projects Rev., AMT, 1.00%, 12/1/2024 (d)	5,000	4,873
Louisiana Local Government Environmental Facilities And Community Development Authority, LCTCS 360 Project Series 2014, Rev., 5.00%, 10/1/2024 (b)	35	35
Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 391 Project Series 2017, Rev., 5.00%, 10/1/2024	1,080	1,089
Louisiana Public Facilities Authority, Elementus Minerals, LLC Project Series 2023, Rev., 5.00%, 11/1/2025 (d) (e)	8,600	8,711
Louisiana Public Facilities Authority, Hurricane Recovery Program Series 2014, Rev., 5.00%, 6/1/2024 (b)	30	30
Louisiana Public Facilities Authority, Tulane University of Louisiana Project
Series 2020A, Rev., 5.00%, 4/1/2025 (b)	60	61
Series 2020A, Rev., 5.00%, 4/1/2026 (b)	20	21
Series 2020A, Rev., 5.00%, 4/1/2026	80	83
Parish of St. John the Baptist, Marathon Oil Corp., Project
Series 2017B-1, Rev., 2.13%, 7/1/2024 (d)	18,000	17,847
Series 2017B-2, Rev., 2.38%, 7/1/2026 (d)	12,800	12,227
St Tammany Parish Wide School District No. 12 Series 2014, GO, 5.00%, 3/1/2024 (b)	20	20
State of Louisiana Series D-1, GO, 5.00%, 12/1/2027	35	35
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Louisiana — continued
State of Louisiana Gasoline and Fuels Tax Series A, Rev., 4.50%, 5/1/2025 (b)	14,005	14,217
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2023 A-2, Rev., VRDO, LOC : TD Bank NA, 2.95%, 3/1/2024 (d)	6,000	6,000
Total Louisiana		65,651
Maine — 0.0% ^
Maine Health and Higher Educational Facilities Authority, Mainehealth Series 2020A, Rev., 5.00%, 7/1/2026	250	259
Maryland — 0.7%
County of Baltimore, Consolidated Public Improvement Series 2018, GO, 5.00%, 3/1/2024	50	50
County of Montgomery, Trinity Health Credit Group Series 2013MD, Rev., VRDO, 3.75%, 6/3/2024 (d)	10,235	10,235
County of Prince George's, Consolidated Public Improvement Series 2014A, GO, 4.00%, 9/1/2028	35	35
County of Prince George's, Maryland Chesapeake Lighthouse Charter School Project Series A, Rev., 7.00%, 12/1/2024 (b)	1,000	1,045
Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue
Series 2013A, Rev., 4.00%, 8/15/2024	85	85
Rev., 5.00%, 8/15/2024	380	382
Series 2013A, Rev., 5.00%, 8/15/2024	415	415
Maryland Stadium Authority, Construction and Revitalization Program Series 2018 A, Rev., 5.00%, 5/1/2025	20	21
State of Maryland
Series 2018 A, GO, 5.00%, 3/15/2024	205	205
Series B, GO, 4.00%, 6/1/2025	110	110
Series 2016, GO, 4.00%, 6/1/2027	130	130
State of Maryland Department of Transportation, Second Issue Rev., 5.00%, 6/1/2025	250	250
Total Maryland		12,963
Massachusetts — 3.0%
City of Quincy Series 2023, GO, BAN, 4.50%, 7/5/2024	50	50
Massachusetts Bay Transportation Authority, Sales Tax Series 2021, Rev., BAN, 4.00%, 5/1/2025	1,170	1,181
Massachusetts Development Finance Agency, Caregroup
Series 2015 H-1, Rev., 5.00%, 7/1/2024 (b)	45	45
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Municipal Bond Funds	February 29, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Massachusetts — continued
Series 2015 H-1, Rev., 5.00%, 7/1/2024	55	55
Massachusetts Development Finance Agency, Children's Hospital Corp Obligated Group Series 2024 U-2, Rev., VRDO, LOC : TD Bank NA, 3.65%, 3/1/2024 (d)	35,000	35,000
Massachusetts Development Finance Agency, Partners Healthcare System Issue Series 2017S-2, Rev., 5.00%, 1/30/2025 (d)	430	436
Massachusetts Development Finance Agency, Suffolk University Issue Rev., 5.00%, 7/1/2024	350	351
Massachusetts School Building Authority, Dedicated Sales Tax Series 2015C, Rev., 5.00%, 8/15/2025 (b)	35	36
Massachusetts State College Building Authority Series 2016A, Rev., 5.00%, 5/1/2025 (b)	45	46
Massachusetts Water Resources Authority Series 2014F, Rev., 5.00%, 8/1/2024 (b)	20	20
Montachusett Regional Transit Authority Rev., RAN, GTD, 4.50%, 7/26/2024	8,000	8,022
Southeastern Massachusetts Regional 911 District GO, BAN, 5.00%, 10/10/2024	1,275	1,285
Town of Hatfield GO, BAN, 4.50%, 5/16/2024	2,060	2,065
Town of Randolph GO, BAN, 4.75%, 6/27/2024	1,690	1,695
Town of West Springfield GO, BAN, 4.75%, 6/20/2024	1,070	1,073
Total Massachusetts		51,360
Michigan — 3.3%
Charter Township of Commerce, Limited Tax Series 2016 A, GO, 5.00%, 4/1/2024	100	100
City of Gladstone, Capital Improvement, Limited Tax
GO, AGM, 3.00%, 3/1/2024	265	265
GO, AGM, 3.00%, 3/1/2025	275	274
Fulton School District, Unlimited Tax
GO, AGM, 4.00%, 5/1/2025	215	217
GO, AGM, 4.00%, 5/1/2026	220	224
GO, AGM, 4.00%, 5/1/2027	210	217
Grand Valley State University Series 2014B, Rev., 5.00%, 12/1/2028	1,840	1,861
Great Lakes Water Authority, Water Supply System, Second Lien Series 2018 A, Rev., 5.00%, 7/1/2027	25	27
Huron Valley School District, Unlimited Tax GO, Q-SBLF, 2.00%, 5/1/2024	5,825	5,804
Jackson Public Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2024	690	690
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Michigan — continued
Michigan Finance Authority, Beaumont Health Credit Group Series 2015A, Rev., 5.00%, 8/1/2024 (b)	20	20
Michigan Finance Authority, Henry Ford Health System
Series 2016, Rev., 5.00%, 11/15/2024	100	101
Series 2016, Rev., 5.00%, 11/15/2026	505	526
Rev., 5.00%, 11/15/2027	285	298
Michigan Finance Authority, Hospital Trinity Health Credit Group
Series 2017A-MI, Rev., 5.00%, 12/1/2027	115	123
Series 2015MI, Rev., 5.50%, 12/1/2027	1,000	1,026
Michigan Finance Authority, Local Government Loan Program, Detroit Water and Sewerage Department, Sewage Disposal
Series 2014C-3, Rev., AGM, 5.00%, 7/1/2027	200	201
Series 2014C-3, Rev., AGM, 5.00%, 7/1/2028	50	50
Michigan Finance Authority, Trinity Health Credit Group
Series 2017A-MI, Rev., 5.00%, 12/1/2024	90	91
Series 2019MI-2, Rev., 5.00%, 2/1/2025 (d)	295	299
Series 2017A-MI, Rev., 5.00%, 12/1/2026	30	32
Michigan State Building Authority, Facilities Program
Series 2023-I, Rev., VRDO, 3.40%, 3/11/2024 (d)	10,000	10,000
Series 2019 I, Rev., 5.00%, 4/15/2025	75	77
Michigan State Hospital Finance Authority, Ascension Health Credit Group Series 2010F-3, Rev., 4.00%, 7/1/2024 (d)	150	150
Michigan State Hospital Finance Authority, Trinity Health Credit Group Series 2008C, Rev., 5.00%, 12/1/2024	90	91
Michigan Strategic Fund, Waste Management, Inc., Project Rev., 0.58%, 8/1/2024 (d)	3,000	2,956
RIB Floater Trust Various States Series 46, Rev., VRDO, LOC : Barclays Bank plc, 3.90%, 3/1/2024 (d) (e)	31,410	31,410
Roseville Community Schools, Unlimited Tax Series 2015, GO, Q-SBLF, 5.00%, 5/1/2025 (b)	25	26
Royal Oak Hospital Finance Authority, William Beaumont Hospital Obligated Group Series 2014D, Rev., 5.00%, 3/1/2024 (b)	25	25
South Lyon Community Schools Series 2023-2, GO, 4.00%, 5/1/2025	40	40
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Municipal Bond Funds	71

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Michigan — continued
University of Michigan Series 2017 A, Rev., 5.00%, 4/1/2024	115	115
Wayne State University Series 2015A, Rev., 5.00%, 11/15/2025	625	633
Total Michigan		57,969
Minnesota — 0.0% ^
City of Wayzata, Folkestone Senior Living Community Rev., 3.00%, 8/1/2024	100	100
Duluth Economic Development Authority, Benedictine Health System Series 2021A, Rev., 3.00%, 7/1/2024	100	99
Duluth Independent School District No. 709 Series 2019B, COP, 5.00%, 2/1/2028	300	323
Minneapolis-St. Paul Metropolitan Airports Commission Series A, Rev., 5.00%, 1/1/2027	25	26
State of Minnesota Series 2014A, GO, 5.00%, 8/1/2026	70	71
Total Minnesota		619
Mississippi — 0.2%
Alcorn State University Educational Building Corp. (The), Facilities Refinancing Project Series 2016, Rev., 5.00%, 9/1/2024	120	121
County of Warren, Gulf Opportunity Zone, International Paper Co. Project
Series 2020A, Rev., 1.38%, 6/16/2025 (d)	1,750	1,692
Series 2020C, Rev., 1.38%, 6/16/2025 (d)	1,500	1,451
Total Mississippi		3,264
Missouri — 1.9%
City of Kansas City
Series 2022A, GO, 5.00%, 2/1/2025	90	92
Series 2017C, Rev., 5.00%, 9/1/2027	40	43
Series 2017 C, Rev., 5.00%, 9/1/2028	150	160
City of Kansas City, Downtown Arena Project Series E, Rev., 5.00%, 4/1/2028	25	25
City of St. Louis Airport Series 2005, Rev., NATL - RE, 5.50%, 7/1/2027	25	27
City of St. Peters COP, 4.00%, 5/1/2025	425	428
County of Jackson, Harry S. Truman Sports Complex Project Series 2014, Rev., 5.00%, 12/1/2026	20	20
Curators of the University of Missouri (The) Series 2014A, Rev., 5.00%, 11/1/2025	50	51
Health and Educational Facilities Authority of the State of Missouri, BJC Health System Series 2021 A, Rev., 4.00%, 7/1/2025	50	50
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Missouri — continued
Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series 2018A, Rev., 5.00%, 6/1/2028	20	22
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Obligated Group Series 2018F, Rev., VRDO, 2.85%, 3/1/2024 (d)	30,000	30,000
Health and Educational Facilities Authority of the State of Missouri, St. Louis University Rev., 5.00%, 11/15/2028	50	52
Lawson Reorganized School District No. R-14 Series 2019 A, GO, 4.00%, 3/1/2024	225	225
Missouri Joint Municipal Electric Utility Commission, Plum Point Project
Series 2014A, Rev., 5.00%, 1/1/2025	75	76
Series 2014A, Rev., 5.00%, 1/1/2027	195	197
Missouri Joint Municipal Electric Utility Commission, Prairie State Project Series 2015A, Rev., 5.00%, 12/1/2029	50	51
North Kansas City School District No. 74 Series 2016 B, GO, 4.00%, 3/1/2024	375	375
St. Louis County Special School District COP, 4.00%, 4/1/2024	605	605
Total Missouri		32,499
Nebraska — 0.4%
County of Saunders GO, 3.00%, 11/1/2024	415	413
County of Washington, Wastewater and Solid Waste Disposal Facilities, Cargill Incorporated Projects Rev., AMT, 0.90%, 9/1/2025 (d)	6,800	6,545
Douglas County Hospital Authority No. 2, Health Facilities Rev., 5.00%, 5/15/2025	50	51
Nebraska Public Power District
Series A-1, Rev., 5.00%, 1/1/2025	150	152
Series B, Rev., 5.00%, 1/1/2026	25	26
Series 2016A, Rev., 5.00%, 1/1/2027	20	21
Series C, Rev., 5.00%, 1/1/2028	25	26
Series A-1, Rev., 5.00%, 1/1/2029	65	66
Public Power Generation Agency, Whelan Energy Center Unit 2
Series 2015A, Rev., 5.00%, 1/1/2025	45	45
Series 2015A, Rev., 5.00%, 1/1/2026	50	51
Total Nebraska		7,396
Nevada — 0.1%
Carson City Nevada Hospital, Carson Tahoe Regional Healthcare Project Rev., 5.00%, 9/1/2027	685	716
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Municipal Bond Funds	February 29, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Nevada — continued
Clark County School District, Limited Tax
Series 2015C, GO, 5.00%, 6/15/2025	220	225
Series 2016A, GO, 5.00%, 6/15/2025	230	236
Series 2017 A, GO, 5.00%, 6/15/2025	295	302
Series 2018A, GO, 5.00%, 6/15/2025	50	51
Series 2021C, GO, 5.00%, 6/15/2026	75	79
Series 2017A, GO, 5.00%, 6/15/2027	190	203
Series 2018A, GO, 5.00%, 6/15/2027	150	160
Series 2015 D, GO, 5.00%, 6/15/2028	140	144
Series 2017A, GO, 5.00%, 6/15/2028	25	27
County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien Series 2019D, Rev., 5.00%, 7/1/2025	75	77
Henderson Public Improvement Trust, Touro College And University System Series 2014A, Rev., 5.50%, 7/1/2024 (b)	20	20
Total Nevada		2,240
New Hampshire — 1.4%
New Hampshire Business Finance Authority, Waste Management, Inc., Project Series 2018A, Rev., AMT, (SIFMA Municipal Swap Index Yield + 0.38%), 3.68%, 3/7/2024 (c)	24,500	24,411
New Jersey — 8.6%
Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project
Series 2021A, Rev., AGM, 5.00%, 7/1/2024	75	75
Series 2021A, Rev., AGM, 5.00%, 7/1/2026	100	104
Bergen County Improvement Authority (The) Series 2023, Rev., GTD, 4.50%, 5/31/2024	3,000	3,008
Borough of Carlstadt GO, BAN, 4.50%, 5/3/2024	15,941	15,961
Borough of Carteret Series 2023, GO, BAN, 4.75%, 5/31/2024	13,800	13,845
Borough of Glen Ridge GO, BAN, 4.50%, 7/11/2024	1,600	1,604
Borough of High Bridge GO, BAN, 5.00%, 6/13/2024	945	948
Borough of Montvale GO, BAN, 4.50%, 4/11/2024	3,700	3,703
Borough of Mountainside GO, BAN, 5.00%, 7/19/2024	2,600	2,610
Borough of North Caldwell GO, BAN, 4.50%, 7/12/2024	2,050	2,058
Borough of Point Pleasant, General Capital Water and Sewer Utility GO, BAN, 4.50%, 8/30/2024	1,354	1,360
Borough of Ramsey GO, BAN, 4.50%, 2/28/2025 (f)	4,450	4,478
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued
Borough of Union Beach GO, BAN, 4.50%, 4/23/2024	2,900	2,902
Burlington County Bridge Commission, Government Leasing Program Series 2023A, Rev., GTD, 4.00%, 4/10/2024	290	290
City of Ventnor City GO, BAN, 4.50%, 7/10/2024	5,300	5,314
Gloucester County Improvement Authority (The), Landfill Project Series 2016 A, Rev., GTD, 4.00%, 3/1/2024	60	60
Jersey City Municipal Utilities Authority, Sewer Project Notes Series 2023A, Rev., 4.00%, 5/3/2024	8,700	8,706
Jersey City Municipal Utilities Authority, Water Project Notes Series 2023B, Rev., 4.00%, 5/3/2024	7,500	7,506
New Brunswick Parking Authority, Tax-Exempt Series 2020B, Rev., GTD, 5.00%, 9/1/2024	425	429
New Jersey Economic Development Authority Series A, Rev., 4.00%, 11/1/2027	25	26
New Jersey Economic Development Authority, School Facilities Construction
Series 2023 RRR, Rev., 5.00%, 3/1/2024	200	200
Series 2014RR, Rev., 5.00%, 6/15/2024 (b)	65	65
Series 2021QQQ, Rev., 5.00%, 6/15/2024	300	301
Series 2019GGG, Rev., 5.25%, 9/1/2024 (e)	7,200	7,264
Series 2024SSS, Rev., 5.00%, 6/15/2026 (f)	2,450	2,549
Series 2024SSS, Rev., 5.00%, 6/15/2027 (f)	1,400	1,485
New Jersey Educational Facilities Authority, Higher Educational Capital Improvement Series 2014A, Rev., 5.00%, 9/1/2024	70	71
New Jersey Educational Facilities Authority, Princeton University Series 2014 A, Rev., 5.00%, 7/1/2024	30	30
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group Series 2019B-1, Rev., 5.00%, 7/1/2024 (d)	7,590	7,626
New Jersey Health Care Facilities Financing Authority, Virtua Health Obligated Group Rev., 5.00%, 7/1/2025	80	80
New Jersey Transportation Trust Fund Authority, Capital Appreciation Series 2010A, Rev., Zero Coupon, 12/15/2028	2,485	2,137
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2014AA, Rev., 5.00%, 6/15/2025	160	161
Series 2014AA, Rev., 5.00%, 6/15/2026	175	176
Series 2023AA, Rev., 5.00%, 6/15/2026	1,850	1,931
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Municipal Bond Funds	73

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — continued
New Jersey Turnpike Authority
Series 2014A, Rev., 5.00%, 1/1/2027	625	628
Series 2014A, Rev., 5.00%, 1/1/2028	110	111
Passaic County Improvement Authority (The), City of Paterson Project Rev., GTD, 5.00%, 8/15/2026	350	369
Penns Grove-Carneys Point Regional School District GO, GAN, 4.50%, 7/3/2024	2,765	2,771
State of New Jersey GO, 5.00%, 6/1/2025 (b)	25	26
State of New Jersey, COVID-19 Emergency Bonds Series 2020A, GO, 5.00%, 6/1/2026	2,000	2,092
State of New Jersey, Various Purpose GO, 5.00%, 6/1/2024	500	502
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2026	110	114
Series 2018A, Rev., 5.00%, 6/1/2028	950	1,022
Town of Dover, General Improvement Water Utility Series 2024, GO, BAN, 4.50%, 1/23/2025	4,300	4,338
Town of Westfield GO, BAN, 4.75%, 11/8/2024	1,700	1,711
Township of Eastampton GO, BAN, 4.50%, 7/24/2024	2,350	2,356
Township of Lawrence GO, BAN, 5.00%, 6/7/2024	2,015	2,020
Township of Middle, General Improvement Sewer Utility GO, BAN, 4.50%, 9/5/2024	4,590	4,609
Township of Mount Holly Series 2023A, GO, BAN, 4.50%, 9/26/2024	1,885	1,894
Township of Rochelle Park GO, BAN, 4.50%, 8/9/2024	2,200	2,206
Township of Saddle Brook GO, BAN, 4.50%, 5/10/2024	9,096	9,110
Township of Scotch Plains GO, BAN, 4.50%, 1/17/2025	4,100	4,128
Township of Tewksbury Series 2023A, GO, 4.50%, 5/14/2024	2,337	2,341
Township of West Orange Series 2023, GO, BAN, 4.00%, 3/26/2024	65	65
Village of Ridgefield Park GO, BAN, 4.50%, 4/5/2024	7,640	7,641
Total New Jersey		149,117
New Mexico — 0.0% ^
New Mexico Finance Authority, State Transportation, Subordinate Lien Series 2014A, Rev., 5.00%, 6/15/2025	80	80
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Mexico — continued
New Mexico Hospital Equipment Loan Council, Presbyterian Health Care Services Series 2015A, Rev., 5.00%, 8/1/2025 (b)	110	113
State of New Mexico, Capital Projects Series A, GO, 5.00%, 3/1/2024	50	50
Total New Mexico		243
New York — 19.4%
Build NYC Resource Corp., The New York Methodist Hospital Project Series 2014, Rev., 5.00%, 7/1/2024 (b)	45	45
Canton Central School District Series 2023B, GO, BAN, 4.50%, 7/5/2024	11,150	11,181
Chenango Forks Central School District Series B, GO, BAN, 4.50%, 6/28/2024	10,480	10,503
City of Geneva Series 2023, GO, BAN, 4.50%, 5/2/2024	16,050	16,072
City of Long Beach Series 2024A, GO, BAN, 4.50%, 9/27/2024	7,500	7,529
City of New York, Fiscal Year 2014 Series 2014J, GO, 5.00%, 8/1/2026	50	50
City of New York, Fiscal Year 2015 Series 2015A, GO, 5.00%, 8/1/2025	65	66
City of New York, Fiscal Year 2018 Series B-5, GO, VRDO, LIQ : Barclays Bank plc, 2.85%, 3/1/2024 (d)	10,000	10,000
City of Troy GO, BAN, 4.50%, 7/26/2024	4,300	4,312
Clarence Central School District GO, BAN, 4.50%, 6/20/2024	10,675	10,703
Corning City School District Series 2023A, GO, BAN, 5.00%, 6/21/2024	945	950
Deposit Central School District Series A, GO, BAN, 4.75%, 6/28/2024	1,825	1,830
East Islip Union Free School District GO, BAN, 4.50%, 6/26/2024	16,055	16,099
Eastport-South Manor Central School District Series 2019, GO, 5.00%, 3/1/2024	50	50
Evans-Brant Central School District Series B, GO, BAN, 4.50%, 6/20/2024	17,735	17,777
Fonda-Fultonville Central School District GO, BAN, 4.50%, 7/12/2024	2,750	2,759
Frewsburg Central School District GO, BAN, 4.50%, 7/9/2024	2,600	2,606
Greenwich Central School District GO, BAN, 4.50%, 6/25/2024	1,400	1,403
Guilderland Central School District GO, BAN, 4.50%, 7/26/2024	10,750	10,785
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Municipal Bond Funds	February 29, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Half Hollow Hills Central School District, Huntington and Babylon Suffolk County Series 2013A, GO, 4.00%, 4/15/2024	30	30
Hempstead Union Free School District GO, RAN, 5.00%, 6/28/2024	7,625	7,659
Lafayette Central School District
GO, RAN, 5.00%, 6/14/2024	1,670	1,676
GO, BAN, 4.50%, 6/28/2024	3,225	3,231
Le Roy Central School District Series B, GO, BAN, 4.75%, 6/28/2024	4,725	4,740
Letchworth Central School District of Gainesville GO, BAN, 4.75%, 6/21/2024	6,625	6,645
Long Island Power Authority, Electric System Rev., 1.00%, 9/1/2025	25,000	23,804
Lyncourt Union Free School District GO, BAN, 4.50%, 6/27/2024	2,075	2,079
Malone Central School District GO, BAN, 4.50%, 6/27/2024	7,600	7,616
Massena Central School District GO, BAN, 4.50%, 6/28/2024	10,565	10,593
Metropolitan Transportation Authority
Series 2002G-1F, Rev., (SOFR + 0.43%), 3.99%, 3/7/2024 (c)	965	961
Series 2014B, Rev., 5.00%, 11/15/2024	115	115
Series 2015F, Rev., 5.00%, 11/15/2024	25	25
Series 2017B, Rev., 5.00%, 11/15/2024	30	30
Series A-1, Rev., 5.00%, 11/15/2024	20	20
Series 2016B, Rev., 4.00%, 11/15/2025	40	41
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023, Subseries B-1, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.78%, 3/1/2024 (d)	10,000	10,000
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018 Series S-1, Rev., 5.00%, 7/15/2028	85	91
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014
Series D-3, Rev., VRDO, LIQ : Mizuho Bank Ltd., 2.85%, 3/1/2024 (d)	15,000	15,000
Series 2014D-1, Rev., 5.00%, 4/2/2024	25	25
Series 2014 B-1, Rev., 5.00%, 11/1/2027	620	622
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015
Series 2015B SUB B-1, Rev., 5.00%, 8/1/2027	50	50
Series 2015 A-1, Rev., 5.00%, 8/1/2028	160	161
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York State Dormitory Authority, Education, State Personal Income Tax Series 2005 B, Rev., AMBAC, 5.50%, 3/15/2024	45	45
New York State Dormitory Authority, Hospitals Center, Langone Hospitals Obligated Group Series 2016A, Rev., 5.00%, 7/1/2024	30	30
New York State Dormitory Authority, New York University Series 2017 A, Rev., 5.00%, 7/1/2028	25	27
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2015A, Rev., 5.00%, 3/15/2024 (b)	30	30
Series 2018A, Rev., 5.00%, 3/15/2024 (b)	105	105
Series 2021 D, Rev., 5.00%, 3/15/2024	95	95
Series 2017 A, Rev., 5.00%, 2/15/2025 (b)	25	26
Series 2014A, Rev., 5.00%, 2/15/2029	35	35
New York State Dormitory Authority, State Sales Tax
Series 2015 B, Rev., 5.00%, 3/15/2024 (b)	75	75
Series 2015A, Rev., 5.00%, 3/15/2024 (b)	400	400
Series 2018 C, Rev., 5.00%, 3/15/2024 (b)	415	415
Series 2018C, Rev., 5.00%, 3/15/2025 (b)	400	408
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution
Series 2014A, Rev., 5.00%, 6/15/2026	30	30
Series 2014A, Rev., 5.00%, 6/15/2027	100	100
New York State Thruway Authority
Series J, Rev., 5.00%, 5/14/2024	185	186
Series K, Rev., 5.00%, 1/1/2027	20	20
New York State Urban Development Corp., State Personal Income Tax
Series 2016 A, Rev., 4.00%, 3/15/2024	20	20
Series 2015 A, Rev., 5.00%, 3/15/2024	45	45
New York State Urban Development Corp., State Personal Income Tax, General Purpose Series 2016A, Rev., 5.00%, 3/15/2024	140	140
Newark Valley Central School District GO, BAN, 4.75%, 8/30/2024	1,174	1,179
Onondaga Central School District GO, BAN, 4.50%, 6/28/2024	8,310	8,325
Oriskany Central School District Series B, GO, BAN, 4.50%, 7/5/2024	3,630	3,638
Otego-Unadilla Central School District, New York General Obligation Anticipation GO, BAN, 4.50%, 7/18/2024	5,400	5,414
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Municipal Bond Funds	75

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Owego Apalachin Central School District GO, BAN, 4.50%, 7/5/2024	4,235	4,247
Saranac Lake Central School District GO, BAN, 4.50%, 6/21/2024	2,145	2,149
Schenectady City School District GO, BAN, 4.50%, 7/19/2024	8,100	8,127
Shenendehowa Central School District GO, BAN, 4.50%, 6/28/2024	7,300	7,319
Spencer Van Etten Central School GO, BAN, 4.50%, 6/28/2024	6,520	6,533
Three Village Central School District Brookhaven and Smithtown GO, TAN, 4.50%, 6/24/2024	315	316
Town of Dryden Series 2024, GO, BAN, 4.50%, 1/23/2025	2,440	2,456
Town of Goshen Series 2023, GO, BAN, 4.50%, 4/25/2024	1,856	1,858
Town of Haverstraw Series 2023, GO, BAN, 4.50%, 5/10/2024	4,210	4,216
Town of Lancaster Series A, GO, BAN, 4.50%, 7/19/2024	4,600	4,613
Town of Orchard Park GO, BAN, 4.50%, 8/16/2024	2,680	2,691
Town of Oyster Bay Series 2023, GO, BAN, 4.75%, 8/23/2024	45	45
Town of Stillwater Series 2023, GO, BAN, 4.50%, 5/31/2024	2,215	2,221
Town of Wawarsing GO, BAN, 4.50%, 7/25/2024	3,000	3,008
Tully Central School District GO, BAN, 4.50%, 6/27/2024	1,140	1,143
Village of Farmingdale Series l, GO, BAN, 4.25%, 1/30/2025	3,475	3,500
Village of Freeport Series 2023C, GO, BAN, 4.50%, 4/26/2024	9,455	9,465
Village of Highland Falls Series 2024A, GO, BAN, 4.00%, 9/27/2024	2,400	2,406
Village of Ilion Series 2023, GO, BAN, 4.50%, 5/10/2024	9,000	9,002
Village of Kenmore Series 2023, GO, BAN, 4.50%, 5/17/2024	7,901	7,919
Village of Skaneateles GO, BAN, 5.00%, 6/14/2024	1,150	1,154
Warwick Valley Central School District Series 2023A, GO, BAN, 4.75%, 6/28/2024	3,765	3,778
Watertown Enlarged City School District Series 2023, GO, BAN, 4.50%, 6/27/2024	100	100
Wayne Central School District GO, BAN, 4.50%, 7/26/2024	2,100	2,105
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Westfield Central School District GO, BAN, 5.00%, 6/13/2024	1,670	1,676
Windsor Central School District GO, BAN, 4.50%, 7/26/2024	4,750	4,762
Total New York		337,531
North Carolina — 1.3%
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health Variable Rate, Health Care Series 2021B, Rev., 5.00%, 12/2/2024 (d)	280	283
City of Charlotte
Series 2015B, COP, 5.00%, 6/1/2024	60	60
Series 2015C, COP, 5.00%, 12/1/2024 (b)	50	51
Series 2021A, Rev., 5.00%, 7/1/2025	50	51
City of Raleigh, Downtown Improvement Projects Series 2005-B-1, COP, VRDO, LIQ : PNC Bank NA, 3.10%, 3/11/2024 (d)	17,500	17,500
Columbus County Industrial Facilities and Pollution Control Financing Authority, International Paper Co. Project
Series 2019A, Rev., 2.00%, 10/1/2024 (d)	825	815
Series 2019B, Rev., 2.00%, 10/1/2024 (d)	825	815
Series 2020A, Rev., 1.38%, 6/16/2025 (d)	1,780	1,721
County of Forsyth Series 2019B, GO, 5.00%, 3/1/2024	150	150
County of New Hanover Series 2017, Rev., 5.00%, 10/1/2024 (b)	160	162
County of Orange Series 2012, GO, 4.00%, 4/1/2024	175	175
County of Wake
Series 2019 B, GO, 5.00%, 3/1/2024	40	40
Series 2021, Rev., 5.00%, 3/1/2024	45	45
North Carolina Eastern Municipal Power Agency Series 1993 B, Rev., NATL - RE, 6.00%, 1/1/2025 (b)	20	20
North Carolina Medical Care Commission, Duke University Health Health Series 2016 A, Rev., 5.00%, 6/1/2024	50	50
North Carolina Medical Care Commission, Vidant Health Series 2015, Rev., 5.00%, 6/1/2025 (b)	70	72
Raleigh Durham Airport Authority Series 2020B, Rev., 5.00%, 5/1/2025	25	26
State of North Carolina
Rev., 5.00%, 3/1/2024	75	75
Series 2014C, Rev., 5.00%, 5/1/2027	440	441
Total North Carolina		22,552
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Municipal Bond Funds	February 29, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — 5.0%
Akron Bath Copley Joint Township Hospital District, Children's Hospital Medical Center of Akron Series 2022A, Rev., 5.00%, 11/15/2024	250	253
American Municipal Power, Inc., AMP Fremont Energy Center Project Series 2017A, Rev., 5.00%, 2/15/2028	100	108
American Municipal Power, Inc., Combined Hydroelectric Projects Series 2020A, Rev., 5.00%, 2/15/2027	310	328
American Municipal Power, Inc., Electric System Improvement, City of Wapakoneta Project Rev., BAN, 4.50%, 6/21/2024	1,500	1,502
Athens City School District, Unlimited Tax Series 2023, GO, BAN, 4.75%, 6/3/2024	2,550	2,559
Bowling Green City School District, Ohio Wood County School Facilities General Obligation Unlimited Tax GO, BAN, 4.75%, 6/3/2024	1,600	1,605
Cincinnati City School District Series 2014, COP, 5.00%, 12/15/2024 (b)	25	25
City of Akron, Income Tax Series 2019, Rev., 4.00%, 12/1/2024	275	276
City of Hamilton Series 2023, GO, BAN, 4.50%, 12/19/2024	2,000	2,014
City of Strongsville Series 2023, GO, BAN, 4.50%, 6/7/2024	2,060	2,066
Cleveland-Cuyahoga County Port Authority, The Cleveland Museum of Natural History Project Rev., 5.00%, 7/1/2026	125	130
County of Allen Series 2017 A, Rev., 5.00%, 8/1/2027	300	320
County of Cuyahoga, Convention Hotel Project Series 2014, COP, 5.00%, 12/1/2028	35	35
County of Franklin, Hospital Facilities, Nationwide Children's Hospital Project Series 2016C, Rev., 5.00%, 11/1/2024	640	647
County of Hamilton, Hospital Facility Cincinnati Children's Hospital Series 2014S, Rev., 5.00%, 5/15/2027	1,530	1,535
County of Hamilton, Metropolotan Sewer district of Greater Cincinnati Series 2014A, Rev., 5.00%, 12/1/2028	1,750	1,770
County of Lorain Series 2023, GO, BAN, 4.13%, 5/2/2024	4,455	4,457
County of Montgomery, Dayton Children's Hospital Series 2021, Rev., 5.00%, 8/1/2026	425	442
Dublin City School District GO, BAN, 5.00%, 12/18/2024	1,525	1,539
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued
Lucas-Plaza Housing Development Corp. Series B, Rev., FHA, Zero Coupon, 6/1/2024 (b)	150	149
New Albany Plain Local School District Series 2021 A, GO, 4.00%, 12/1/2024	65	65
North Canton City School District Series 2023, GO, BAN, 4.63%, 7/23/2024	4,439	4,454
Ohio Higher Educational Facility Commission, Case Western Reserve University Project Series 2015A, Rev., 5.00%, 12/1/2024	50	51
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Series 2008-B4, Rev., VRDO, LIQ : Barclays Bank plc, 2.80%, 3/1/2024 (d)	10,000	10,000
Ohio Higher Educational Facility Commission, Denison University 2017 Project Series 2017 A, Rev., 5.00%, 11/1/2024	100	101
Salem City School District Series 2023, GO, BAN, 5.25%, 6/3/2024	2,750	2,763
State of Ohio
Series 2017 A, GO, 5.00%, 3/15/2024 (b)	75	75
Series 2017 A, GO, 5.00%, 3/15/2024	435	435
State of Ohio, Adult Correctional Building Fund Projects Series 2016 C, Rev., VRDO, 3.30%, 3/11/2024 (d)	8,300	8,300
State of Ohio, Cleveland Clinic Health System Series 2019F, Rev., VRDO, LIQ : US Bank NA, 3.45%, 3/1/2024 (d)	15,000	15,000
State of Ohio, Conservation Projects Series 2017A, GO, 5.00%, 3/1/2024	180	180
State of Ohio, University Hospitals Health System, Inc. Series 2015A, Rev., VRDO, 3.60%, 3/11/2024 (d)	23,250	23,250
Total Ohio		86,434
Oklahoma — 0.2%
Garvin County Educational Facilities Authority, Pernell Public Schools Project Rev., 4.00%, 9/1/2024	160	160
Grady County School Finance Authority, Educational Facilities Lease, Tuttle Public Schools Project Rev., 4.00%, 9/1/2024	245	246
Grand River Dam Authority
Series 2014A, Rev., 5.00%, 6/1/2025	140	141
Series 2016 A, Rev., 5.00%, 6/1/2025	235	240
Series 2014A, Rev., 5.00%, 6/1/2026	405	406
Series 2016A, Rev., 5.00%, 6/1/2026	25	26
Series 2014A, Rev., 5.00%, 6/1/2028	30	30
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Municipal Bond Funds	77

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oklahoma — continued
Kingfisher County Educational Facilities Authority, Lomega Public Schools Project Rev., 3.00%, 3/1/2024	270	270
Oklahoma Capitol Improvement Authority
Series 2014 A, Rev., 5.00%, 7/1/2027	50	50
Series 2014 A, Rev., 5.00%, 7/1/2028	785	787
Oklahoma Development Finance Authority, Health System, Integris Obligated Group Series 2015A, Rev., 5.00%, 8/15/2024	125	126
Oklahoma Municipal Power Authority, Power Supply System
Series A, Rev., 5.00%, 1/1/2025 (b)	85	87
Series B, Rev., 5.00%, 1/1/2025	75	76
Series 2021A, Rev., AGM, 5.00%, 1/1/2027	65	69
Pittsburg County Educational Facilities Authority, McAlester Public Schools Project Rev., 4.00%, 12/1/2026	250	255
Tulsa County Industrial Authority, Sand Springs Public Schools Project Rev., 4.00%, 9/1/2024	435	436
Total Oklahoma		3,405
Oregon — 0.0% ^
County of Washington Series 2016B, GO, 5.00%, 3/1/2025	20	21
Hospital Facilities Authority of Multnomah County Oregon, Adventist Health System Rev., 5.00%, 3/1/2025 (d)	30	30
Oregon State Lottery Series B, Rev., 5.00%, 4/1/2027	25	25
Total Oregon		76
Pennsylvania — 6.3%
Allegheny County Higher Education Building Authority, University Refunding Duquesne University Series 2016, Rev., 5.00%, 3/1/2027	60	62
Allegheny County Hospital Development Authority, UPMC Health Center Series 1997B, Rev., NATL - RE, 6.00%, 7/1/2027	75	82
Allegheny County Sanitary Authority, Sewer
Series 2020A, Rev., 4.00%, 6/1/2024	300	300
Series 2020A, Rev., 4.00%, 6/1/2025	150	151
Series 2020B, Rev., 4.00%, 6/1/2025	210	212
Series 2020A, Rev., 5.00%, 6/1/2026	425	445
Apollo-Ridge School District Series 2019A, GO, 4.00%, 9/1/2024	450	451
Chester County Health and Education Facilities Authority, Main Line Health System Series 2020A, Rev., 3.00%, 9/1/2024	215	214
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
City of Philadelphia
Series 2017A, GO, 5.00%, 8/1/2024	740	745
Series 2019A, GO, 5.00%, 8/1/2024	560	564
Series 2019B, GO, 5.00%, 2/1/2025	50	51
Series 2019 A, GO, 5.00%, 8/1/2025	95	98
Series 2019B, GO, 5.00%, 2/1/2028	40	43
City of Pittsburgh Series 2020A, GO, 5.00%, 9/1/2026	300	316
Commonwealth Financing Authority
Series 2019B, Rev., 5.00%, 6/1/2027	80	85
Series 2020A, Rev., 5.00%, 6/1/2027	20	21
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2024	150	150
Rev., 5.00%, 6/1/2025	310	316
Rev., 5.00%, 6/1/2027	350	369
Rev., 5.00%, 6/1/2028	95	102
Commonwealth of Pennsylvania
Series 2ND, GO, 4.38%, 3/19/2024	885	885
Series 2ND, GO, 5.00%, 3/19/2024	200	200
Series 1ST, GO, 5.00%, 6/15/2024 (b)	40	40
Series 2018A, COP, 5.00%, 7/1/2027	405	434
County of Armstrong
GO, AGM, 4.00%, 6/1/2024	230	230
GO, AGM, 4.00%, 6/1/2025	240	243
County of Indiana
GO, 3.00%, 12/15/2024	430	429
GO, 3.00%, 12/15/2025	250	250
GO, 3.00%, 12/15/2026	435	434
County of Lackawanna Series 2020A, GO, 4.00%, 3/15/2024	300	300
County of Somerset GO, 2.00%, 10/1/2024	300	296
Delaware Valley Regional Finance Authority, Local Government
Series 1997B, Rev., AMBAC, 5.70%, 7/1/2027	50	54
Series 1998A, Rev., AMBAC, 5.50%, 8/1/2028	240	264
Erie City Water Authority Series 2014, Rev., AGM, 5.00%, 12/1/2024 (b)	30	30
Geisinger Authority, Health System Series 2020B, Rev., 5.00%, 2/15/2027 (d)	1,000	1,035
General Authority of Southcentral Pennsylvania, Wellspan Health Obligated Group
Series 2019E, Rev., VRDO, LIQ : US Bank NA, 2.80%, 3/1/2024 (d)	23,600	23,600
Series 2014A, Rev., 5.00%, 6/1/2024	310	311
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Municipal Bond Funds	February 29, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Lancaster County Hospital Authority, University of Pennsylvania Health System Series 2016A, Rev., 5.00%, 8/15/2026	20	21
Montgomery County Higher Education and Health Authority, Arcadia University Rev., 5.00%, 4/1/2024	300	300
Montgomery County Industrial Development Authority, Albert Einstein Healthcare Network
Series 2015A, Rev., 4.00%, 1/15/2025 (b)	40	40
Series 2015A, Rev., 5.25%, 1/15/2025 (b)	310	315
New Castle Area School District GO, 4.00%, 3/1/2024	240	240
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, Republic Services, Inc., Project Series 2010 B, Rev., 3.75%, 4/1/2024 (d)	900	900
Pennsylvania Economic Development Financing Authority, University of Pittsburgh Medical Center Series 2017A, Rev., 5.00%, 11/15/2026	65	68
Pennsylvania Economic Development Financing Authority, UPMC Series 2014A, Rev., 5.00%, 2/1/2028	20	20
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Project Series 2017A, Rev., AMT, 0.58%, 8/1/2024 (d)	5,500	5,409
Pennsylvania Higher Educational Facilities Authority
Series AQ, Rev., 5.00%, 6/15/2025	20	20
Series AT-1, Rev., 5.00%, 6/15/2025	120	123
Series 2017 AU-2, Rev., 5.00%, 6/15/2027 (b)	10	11
Series 2017 AU-2, Rev., 5.00%, 6/15/2027	40	43
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System
Series 2015, Rev., 5.00%, 8/15/2024	25	25
Series 2016 C, Rev., 5.00%, 8/15/2024	35	35
Pennsylvania State University (The) Series 2020 E, Rev., 5.00%, 3/1/2024	105	105
Pennsylvania Turnpike Commission
Rev., VRDO, LOC : TD Bank NA, 3.30%, 3/11/2024 (d)	35,000	35,000
Series A-2, Rev., 5.00%, 12/1/2024	425	431
Series A-1, Rev., 5.00%, 12/1/2025	155	159
Series 2020B, Rev., 5.00%, 12/1/2026	400	423
Series 2019A, Rev., 4.00%, 12/1/2027	25	26
Series 2016A-1, Rev., 5.00%, 12/1/2027	100	104
Series 2016A-3, Rev., 5.00%, 12/1/2027	280	295
Series 2014C, Rev., 5.00%, 12/1/2030	250	253
Series 2014, Rev., 5.00%, 12/1/2031	2,600	2,624
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
Series 2014A, Rev., 5.00%, 12/1/2038	135	137
Series 2014C, Rev., 5.00%, 12/1/2039	4,325	4,372
Pennsylvania Turnpike Commission Oil Franchise Tax Series B, Rev., 5.00%, 12/1/2028	485	511
Pennsylvania Turnpike Commission, Motor License Fund, Enhanced, Subordinate Series 2017-1, Rev., 5.00%, 6/1/2025	20	20
Philadelphia Authority for Industrial Development Series 2019, Rev., 5.00%, 10/1/2028	200	217
Philadelphia Gas Works Co. Series 13, Rev., 5.00%, 8/1/2024	75	75
Philadelphia Gas Works Co., 1998 General Ordinance
Series A-2, Rev., VRDO, LOC : TD Bank NA, 3.30%, 3/11/2024 (d)	20,300	20,300
Series 14TH, Rev., 5.00%, 10/1/2024	175	177
Series 14TH, Rev., 5.00%, 10/1/2026	30	31
Series 14TH, Rev., 5.00%, 10/1/2028	85	89
School District of Philadelphia (The) Series F, GO, 5.00%, 9/1/2024	415	418
Southeastern Pennsylvania Transportation Authority Series 2019, Rev., 5.00%, 3/1/2024	80	80
Spring-Benner-Walker Joint Authority Series A, Rev., 4.00%, 9/1/2024	440	441
Township of East Coventry
GO, 3.00%, 12/1/2025	345	343
GO, 3.00%, 12/1/2026	275	274
Township of Radnor GO, 3.00%, 6/15/2024	145	145
Uniontown Area School District GO, 3.00%, 10/1/2024	900	898
Unionville-Chadds Ford School District Series 2016, GO, 5.00%, 6/1/2025	50	51
Wyalusing Area School District
GO, 3.00%, 4/1/2024	185	185
GO, 3.00%, 4/1/2026	300	298
Total Pennsylvania		109,864
Rhode Island — 0.0% ^
Rhode Island Commerce Corp., Department of Transportation Series 2016 B, Rev., 5.00%, 6/15/2025	285	292
South Carolina — 0.6%
Anderson County School District No. 1 Series 2022, GO, SCSDE, 5.00%, 3/1/2024	650	650
Beaufort County School District Series 2022D, GO, SCSDE, 5.00%, 3/1/2024	125	125
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Municipal Bond Funds	79

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
South Carolina — continued
Berkeley County School District
Series 2023A, GO, SCSDE, 5.00%, 5/30/2024	50	50
Series 2013, Rev., 5.00%, 12/1/2024	50	51
Charleston Educational Excellence Finance Corp., Installment Purchase, Charleston County School District, South Carolina Project Series 2014, Rev., 5.00%, 12/1/2026	20	20
County of Dorchester, Transportation Project Series 2013 A, GO, 4.00%, 3/15/2024	25	25
County of Lancaster Series 2019, GO, 5.00%, 3/1/2024	50	50
County Square Redevelopment Corp., South Carolina Project Series 2024, Rev., BAN, 5.00%, 2/9/2025	5,800	5,890
Horry County School District
Series 2015A, GO, SCSDE, 5.00%, 3/1/2024	130	130
Series 2016, Rev., 5.00%, 3/1/2024	100	100
Piedmont Municipal Power Agency Series 2015A, Rev., 5.00%, 1/1/2026	1,300	1,317
Richland County School District No. 1 Series 2014C, GO, SCSDE, 5.00%, 3/1/2024	455	455
SCAGO Educational Facilities Corp. for Pickens School District
Series 2015, Rev., 5.00%, 12/1/2024	40	40
Series 2015, Rev., 5.00%, 12/1/2025	50	51
Rev., 5.00%, 12/1/2027	80	82
South Carolina Association of Governmental Organizations Series 2023A, COP, SCSDE, 5.00%, 3/1/2024	125	125
South Carolina Public Service Authority Series 2014C, Rev., 5.00%, 12/1/2024	445	449
York County School District No. 3 Rock Hill Series 2017 B, GO, SCSDE, 5.00%, 3/1/2024	50	50
Total South Carolina		9,660
South Dakota — 0.0% ^
Harrisburg School District No. 41-2 Series 2019, GO, 5.00%, 8/1/2024	50	50
South Dakota Health And Educational Facilities Authority, Sanford Obligated Group Series 2015, Rev., 5.00%, 11/1/2024	400	404
Total South Dakota		454
Tennessee — 0.4%
City of Knoxville, Gas System Series 2021-AA, Rev., 5.00%, 3/1/2024	230	230
City of Memphis Series 2014A, GO, 5.00%, 11/1/2024	45	45
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tennessee — continued
Metropolitan Government Nashville and Davidson County Industrial Development Board, Waste Management, Inc., Project Rev., 0.58%, 8/1/2024 (d)	1,150	1,131
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Shelby House Apartments Project Series 2021B, Rev., 1.25%, 12/1/2024 (d)	5,655	5,534
Tennessee Energy Acquisition Corp., Commodity Project Series 2021A, Rev., 5.00%, 11/1/2026	350	360
Total Tennessee		7,300
Texas — 6.4%
Argyle Independent School District, Unlimited Tax Series 2014, GO, PSF-GTD, 5.00%, 8/15/2024 (b)	105	106
Arlington Housing Finance Corp. Series 2023, Rev., 4.50%, 4/1/2027 (d)	1,220	1,244
Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project
Series 2018C, Rev., 5.00%, 8/1/2024	200	201
Series 2018C, Rev., 5.00%, 8/1/2025	225	231
Austin Independent School District, Unlimited Tax Series A, GO, PSF-GTD, 4.00%, 8/1/2025 (b)	1,000	1,014
Birdville Independent School District, Unlimited Tax
Series 2015B, GO, PSF-GTD, 5.00%, 2/15/2025	20	20
Series 2020, GO, PSF-GTD, 5.00%, 2/15/2025	1,625	1,652
Capital Area Housing Finance Corp., Multi-Family Housing, Grand Avenue Flats Ltd. Rev., 0.29%, 8/1/2024 (d)	11,100	10,879
Capital Area Housing Finance Corp., Variable Lockhart Farms Apartments Rev., 0.70%, 6/1/2024 (d)	3,000	2,968
Central Texas Regional Mobility Authority, Senior Lien Series A, Rev., 5.00%, 7/1/2025 (b)	60	62
Central Texas Regional Mobility Authority, Subordinate Lien Series 2020F, Rev., BAN, 5.00%, 1/1/2025	50	50
Central Texas Turnpike System
Series C, Rev., 5.00%, 8/15/2025	1,200	1,207
Series C, Rev., 5.00%, 8/15/2026	205	206
Series C, Rev., 5.00%, 8/15/2028	20	20
City of Austin, Airport System Series 2017 A, Rev., 5.00%, 11/15/2028	50	53
City of Austin, Water and Wastewater System Series 2017, Rev., 5.00%, 11/15/2028	280	303
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Municipal Bond Funds	February 29, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
City of Dallas
Series 2014, GO, 5.00%, 2/15/2026	100	100
Series 2014, GO, 5.00%, 2/15/2027	100	100
Series 2014, GO, 5.00%, 2/15/2028	75	75
City of Denton, Utility System Series 2017, Rev., 5.00%, 12/1/2027	225	236
City of El Paso Series 2020A, GO, 5.00%, 8/15/2024	275	277
City of El Paso Water and Sewer
Series 2014, Rev., 5.00%, 3/1/2024	25	25
Series 2015, Rev., 5.00%, 3/1/2024 (b)	150	150
Series 2017, Rev., 5.00%, 3/1/2024	110	110
City of Garland, Water and Sewer System
Series 2014A, Rev., 5.00%, 3/1/2024	40	40
Series 2017, Rev., 5.00%, 3/1/2024	100	100
City of Houston Airport System, Subordinate Lien
Series 2018D, Rev., 5.00%, 7/1/2025	50	51
Series 2018D, Rev., 5.00%, 7/1/2027	35	38
City of Houston, Airport System, Subordinate Lien Series 2023B, Rev., AGM, 5.00%, 7/1/2028	30	33
City of Houston, Combined Utility System, First Lien
Series 2014 C, Rev., 5.00%, 5/15/2026	60	60
Series 2014D, Rev., 5.00%, 11/15/2026	20	20
Series 2014D, Rev., 5.00%, 11/15/2027	20	20
City of Houston, Public Improvement
Series 2014A, GO, 4.00%, 3/1/2024 (b)	25	25
Series 2019 A, GO, 5.00%, 3/1/2024	475	475
Series 2019A, GO, 5.00%, 3/1/2027	30	32
City of Lubbock, Electric Light and Power System
Series 2018, Rev., 5.00%, 4/15/2026	250	260
Series 2018, Rev., 5.00%, 4/15/2027	360	383
City of Plano Series 2022, GO, 4.00%, 9/1/2024	1,000	1,004
City of Port Arthur, Combination Tax, Certificates of Obligation Series 2020A, GO, AGM, 5.00%, 2/15/2025	400	406
City of San Antonio, Electric and Gas Systems Series 2018, Rev., 5.00%, 2/1/2027	160	170
City of San Marcos Series 2014A, GO, 5.00%, 8/15/2025	75	76
Clear Lake City Water Authority, Waterworks And Sewer System Series 2018, GO, 5.00%, 3/1/2024	155	155
Clint Independent School District Series 2015, GO, PSF-GTD, 5.00%, 8/15/2025 (b)	30	31
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Comal Independent School District Series 2017, GO, PSF-GTD, 5.00%, 2/1/2028	35	36
Comal Independent School District, Unlimited Tax Series 2015A, GO, PSF-GTD, 5.00%, 2/1/2026	50	50
Conroe Independent School District, Unlimited Tax Series 2014A, GO, PSF-GTD, 4.00%, 2/15/2028	80	79
County of Bexar, Combination Tax Series 2014, GO, 5.00%, 6/15/2024 (b)	100	100
County of Harris, First Lien Series 2022A, Rev., 5.00%, 8/15/2027	20	22
County of Kaufman, Limited Tax Series 2020A, GO, 5.00%, 2/15/2025	130	132
County of Kaufman, Unlimited Tax GO, 5.00%, 2/15/2025	255	259
County of Williamson, Limited Tax Series 2015, GO, 5.00%, 2/15/2028	50	51
Dallas County Utility and Reclamation District, Unlimited Tax
Series 2016, GO, 5.00%, 2/15/2025	395	401
Series 2016, GO, 5.00%, 2/15/2028	80	86
Dallas Fort Worth International Airport
Series 2020 B, Rev., 5.00%, 11/1/2024	625	632
Series 2021B, Rev., 5.00%, 11/1/2024	25	25
Series 2023B, Rev., 5.00%, 11/1/2025	4,000	4,131
Series 2021B, Rev., 5.00%, 11/1/2026	35	37
Series 2020 A, Rev., 5.00%, 11/1/2027	20	22
Series 2023B, Rev., 5.00%, 11/1/2027	1,000	1,079
Series 2023B, Rev., 5.00%, 11/1/2028	1,250	1,377
Dallas Independent School District, Unlimited Tax Series 2014A, GO, PSF-GTD, 5.00%, 8/15/2024 (b)	95	96
El Paso Independent School District Series 2015A, GO, PSF-GTD, 5.00%, 8/15/2025 (b)	115	118
Florence Independent School District, Unlimited Tax
GO, PSF-GTD, 3.00%, 8/15/2026	230	228
GO, PSF-GTD, 3.00%, 8/15/2027	115	114
Galveston Public Facility Corp., The Oleanders at Broadway Rev., 0.47%, 8/1/2024 (d)	11,255	11,044
Granbury Independent School District Series 2015, GO, PSF-GTD, 5.00%, 8/1/2024 (b)	280	282
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2019C-2, Rev., (SIFMA Municipal Swap Index Yield + 0.57%), 3.87%, 3/7/2024 (c)	9,000	8,978
Series 2020C-2, Rev., 5.00%, 12/1/2024 (d)	150	152
Series 2014A, Rev., 5.00%, 12/1/2025	120	121
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Municipal Bond Funds	81

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series 2020C-3, Rev., 5.00%, 12/1/2026 (d)	100	104
Series 2014A, Rev., 5.00%, 12/1/2027	20	20
Harris County Fresh Water Supply District No. 61, Unlimited Tax GO, AGM, 3.00%, 9/1/2024	695	692
Harris County-Houston Sports Authority, Senior Lien Series A, Rev., AGM, 5.00%, 11/15/2025	75	76
Harris County-Houston Sports Authority, Taxable Senior Lien Series A, Rev., AGM, 5.00%, 11/15/2024	300	303
Harris County-Houston Sports Authority, Third Lien Series 2004A-3, Rev., NATL - RE, Zero Coupon, 11/15/2024 (b)	3,410	1,456
Houston Housing Finance Corp. Multi Family Housing Sunset Garden Apartments Series 2022, Rev., FHA, 4.00%, 10/1/2024 (d)	175	175
Irving Independent School District Series 2015, GO, PSF-GTD, 5.00%, 2/15/2028	25	25
Judson Independent School District Series 2016, GO, PSF-GTD, 5.00%, 2/1/2025	25	25
Keller Independent School District, Unlimited Tax
Series 2015A, GO, PSF-GTD, 4.00%, 2/15/2025 (b)	115	116
Series 2014A, GO, PSF-GTD, 5.00%, 8/15/2026	25	25
Series 2015, GO, PSF-GTD, 5.00%, 8/15/2026	1,000	1,016
Leander Independent School District, Unlimited Tax Series 2014D, GO, PSF-GTD, Zero Coupon, 8/15/2024 (b)	7,340	3,527
Lewisville Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 8/15/2026	825	868
Lower Colorado River Authority, LCRA Transmission Services Corp. Project
Rev., 5.00%, 5/15/2025	130	133
Series 2023A, Rev., AGM, 5.00%, 5/15/2026	890	931
Series 2021, Rev., 5.00%, 5/15/2027	50	53
Lytle Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 2/15/2028	255	267
Metropolitan Transit Authority of Harris County, Sales and Use Tax Series 2014, Rev., 5.00%, 11/1/2024 (b)	55	55
Mission Economic Development Corp., Waste Management, Inc., Project Rev., AMT, (SIFMA Municipal Swap Index Yield + 0.38%), 3.68%, 3/7/2024 (c)	10,000	9,964
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project Series 2020A, Rev., 2.25%, 1/1/2025	315	306
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
North Harris County Regional Water Authority, Senior Lien
Rev., 4.00%, 12/15/2024	130	131
Series 2016, Rev., 5.00%, 12/15/2027	75	79
Series 2016, Rev., 5.00%, 12/15/2028	140	148
North Texas Tollway Authority, First Tier
Series 2016A, Rev., 5.00%, 1/1/2025	185	185
Series A, Rev., 5.00%, 1/1/2025	530	531
Series 2015 B, Rev., 5.00%, 1/1/2029	25	25
North Texas Tollway Authority, Second Tier
Series 2021B, Rev., 5.00%, 1/1/2025	250	254
Series 2020 C, Rev., 5.00%, 1/1/2026	75	78
Northside Independent School District, Unlimited Tax Series 2017, GO, PSF-GTD, 5.00%, 8/15/2024	65	65
Pecan Grove Municipal Utility District, Unlimited Tax GO, AGM, 3.00%, 9/1/2024	600	598
Permanent University Fund - Texas A&M University System Series 2015A, Rev., 5.50%, 7/1/2026	95	98
Plano Public Facility Corp., K Avenue Lofts Rev., 0.65%, 12/1/2024 (d)	9,500	9,517
State of Texas
Series 2014A, GO, 4.00%, 10/1/2024 (b)	115	115
Series 2014A, GO, 5.00%, 10/1/2024 (b)	120	122
Series 2018B-2, GO, 5.00%, 8/1/2027	25	25
Series A, GO, 5.00%, 10/1/2028	25	25
State of Texas, Veterans Series 2011A, GO, VRDO, LIQ : State Street Bank & Trust Co., 3.40%, 3/7/2024 (d)	10,030	10,030
State of Texas, Veterans Housing Assistance Program Series 2008B, GO, VRDO, LIQ : State Street Bank & Trust Co., 3.40%, 3/11/2024 (d)	4,875	4,875
State of Washington Series 2014, GO, 5.00%, 10/1/2025	335	335
Texas Department of Housing and Community Affairs, Fishpond at Corpus Christi Apartments Series 2020, Rev., VRDO, 4.00%, 3/1/2024 (d)	1,200	1,200
Texas Home Collaborative, 1518 Apartments Series 2023, Rev., 5.00%, 10/1/2026 (d)	2,975	3,074
Texas State University System
Series 2017 A, Rev., 5.00%, 3/15/2024	375	375
Series A, Rev., 5.00%, 3/15/2024	25	25
Travis County Water Control and Improvement District No. 17, Texas Steiner Ranch Defined Area Unlimited Tax
GO, 3.00%, 5/1/2024	400	399
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Municipal Bond Funds	February 29, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
GO, 4.00%, 5/1/2025	300	302
GO, 4.00%, 5/1/2026	280	286
Trinity River Public Facility Corp., Cowan Place Apartments Series 2021, Rev., 4.40%, 4/1/2024 (d)	3,400	3,400
University of Houston
Series 2016 A, Rev., 4.00%, 2/15/2026	20	20
Series 2016A, Rev., 4.00%, 2/15/2027	25	25
Waco Independent School District Series 2015, GO, PSF-GTD, 4.00%, 8/15/2024 (b)	135	135
Total Texas		110,934
Utah — 0.6%
Alpine School District, Utah School Bond Guaranty Program Series 2014, GO, 5.00%, 3/15/2024	145	145
Central Valley Water Reclamation Facility Series 2021C, Rev., 5.00%, 3/1/2024	100	100
County of Utah, IHC Health Services, Inc. Series 2020B-1, Rev., 5.00%, 8/1/2024 (d)	10,135	10,193
Utah Infrastructure Agency, Tax-Exempt Telecommunications Rev., 3.00%, 10/15/2025	125	122
Utah Transit Authority, Sales Tax Series 2015 A, Rev., 5.00%, 6/15/2025	160	164
Total Utah		10,724
Virginia — 3.0%
Alexandria Industrial Development Authority, Alexandria Residential Care Facilities Mortgage, Goodwin House, Inc. Series 2015, Rev., 5.00%, 10/1/2024 (b)	35	35
Chesterfield County Economic Development Authority, County Project Series 2019 B, Rev., 5.00%, 4/1/2024	25	25
Fairfax County Industrial Development Authority, Virginia Health Care, Inova Health System Project Series 2018C, Rev., VRDO, 3.35%, 3/11/2024 (d)	30,000	30,000
Virginia College Building Authority Series 2014B, Rev., 4.00%, 9/1/2025	20	20
Wise County Industrial Development Authority, Electric and Power Co. Project Series 2009A, Rev., 0.75%, 9/2/2025 (d)	22,765	21,263
Total Virginia		51,343
Washington — 1.3%
Chelan County Public Utility District No.1 Series 2008B, Rev., VRDO, LIQ : Barclays Bank plc, 3.40%, 3/11/2024 (d)	6,400	6,400
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Washington — continued
Franklin County School District No. 1 Pasco, Unlimited Tax Series 2015, GO, 5.00%, 12/1/2025	3,600	3,642
Port of Seattle, Intermediate Lien
Series 2016, Rev., 5.00%, 2/1/2025	30	30
Series 2022A, Rev., 5.00%, 8/1/2026	60	63
Series 2016, Rev., 5.00%, 2/1/2027	50	52
Series A, Rev., 5.00%, 5/1/2027	45	48
Series 2022A, Rev., 5.00%, 8/1/2028	75	82
State of Washington Series R-2015B, GO, 5.00%, 7/1/2026	140	141
Washington Health Care Facilities Authority, Catholic Health Initiatives Series B-2, Rev., (SIFMA Municipal Swap Index Yield + 1.40%), 4.70%, 3/7/2024 (c)	10,085	10,086
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance Rev., 5.00%, 3/1/2026	150	152
Washington State Housing Finance Commission, Herons Key Senior Living Series A, Rev., 7.00%, 7/1/2025 (b) (e)	1,000	1,042
Total Washington		21,738
West Virginia — 0.4%
Berkeley County Board of Education GO, 5.00%, 5/1/2025	360	367
West Virginia Commissioner of Highways
Series 2017A, Rev., 5.00%, 9/1/2027	45	49
Series A, Rev., 5.00%, 9/1/2028	325	350
West Virginia Economic Development Authority, Correctional Juvenile and Public Safety Facilities Series 2012A, Rev., 5.00%, 6/1/2025	625	628
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Co. Amos Project Series 2011A, Rev., AMT, 1.00%, 9/1/2025 (d)	5,650	5,332
West Virginia Lottery Excess Lottery Series 2015A, Rev., 5.00%, 7/1/2024	50	50
Total West Virginia		6,776
Wisconsin — 1.4%
City of Milwaukee, Promissory Notes
Series N2, GO, 4.00%, 3/15/2024	1,955	1,955
Series N4, GO, 5.00%, 4/1/2024	4,605	4,609
Series N2, GO, 4.00%, 3/15/2025	100	100
City of Watertown, Promissory Notes GO, 3.00%, 6/1/2024	425	424
County of Manitowoc, Promissory Notes GO, AGM, 4.00%, 4/1/2024	680	680
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Municipal Bond Funds	83

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — continued
County of Rusk, Promissory Notes GO, 3.00%, 3/1/2024	270	270
Gateway Technical College District, Kenosha And Walworth Counties Series 2019C, GO, 4.00%, 4/1/2024	40	40
Lakeshore Technical College District Series 2019A, GO, 3.00%, 3/1/2024	405	405
Pewaukee School District Series 2019A, GO, 5.00%, 3/1/2024	375	375
State of Wisconsin Series 2017 B, GO, 5.00%, 5/1/2025 (b)	85	87
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Series 2015-1, Rev., 5.00%, 6/1/2024 (b)	180	181
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Series 2018B-4, Rev., 5.00%, 1/29/2025 (d)	295	299
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group
Series 2016A, Rev., 5.00%, 11/15/2024	100	101
Series 2019A, Rev., 5.00%, 11/15/2024	25	25
Series 2016A, Rev., 5.00%, 11/15/2026	350	364
Wisconsin Health and Educational Facilities Authority, Children's Hospital Series 2017, Rev., 5.00%, 8/15/2024	30	30
Wisconsin Health and Educational Facilities Authority, Hmong American Peace Academy Rev., 4.00%, 3/15/2024	120	120
Wisconsin Health and Educational Facilities Authority, Unity Point Health Series 2014A, Rev., 5.00%, 12/1/2025	105	106
Wisconsin Housing and Economic Development Authority, Home Ownership Series 2021B, Rev., VRDO, LIQ : FHLB, 3.30%, 3/11/2024 (d)	15,000	15,000
Total Wisconsin		25,171
Total Municipal Bonds (Cost $1,691,696)		1,684,629
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 2.9%
Investment Companies — 2.9%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.37% (g) (h) (Cost $50,708)	50,708	50,713
Total Investments — 99.7% (Cost $1,742,404)		1,735,342
Other Assets Less Liabilities — 0.3%		5,160
NET ASSETS — 100.0%		1,740,502

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
GAN	Grant Anticipation Notes
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Note
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 29, 2024.
(d)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 29, 2024.

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Municipal Bond Funds	February 29, 2024

(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of February 29, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Municipal Bond Funds	85

STATEMENTS OF ASSETS AND LIABILITIES
AS OF February 29, 2024
(Amounts in thousands, except per share amounts)

	JPMorgan California Tax Free Bond Fund	JPMorgan National Municipal Income Fund	JPMorgan New York Tax Free Bond Fund
ASSETS:
Investments in non-affiliates, at value	$299,431	$2,194,147	$350,799
Investments in affiliates, at value	15,118	25,576	26,813
Deposits at broker for futures contracts	—	1,054	—
Receivables:
Investment securities sold	—	6,355	—
Fund shares sold	586	879	2
Interest from non-affiliates	2,686	24,514	4,175
Dividends from affiliates	49	147	70
Variation margin on futures contracts	—	61	—
Total Assets	317,870	2,252,733	381,859
LIABILITIES:
Payables:
Investment securities purchased	1,078	—	2,515
Investment securities purchased — delayed delivery securities	9,984	2,425	5,372
Fund shares redeemed	4	1,763	103
Accrued liabilities:
Investment advisory fees	45	412	58
Administration fees	3	37	7
Distribution fees	27	79	31
Service fees	5	76	9
Custodian and accounting fees	9	75	9
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)	—
Other	54	62	53
Total Liabilities	11,209	4,929	8,157
Net Assets	$306,661	$2,247,804	$373,702

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Municipal Bond Funds	February 29, 2024

	JPMorgan California Tax Free Bond Fund	JPMorgan National Municipal Income Fund	JPMorgan New York Tax Free Bond Fund
NET ASSETS:
Paid-in-Capital	$319,807	$2,421,344	$379,449
Total distributable earnings (loss)	(13,146)	(173,540)	(5,747)
Total Net Assets	$306,661	$2,247,804	$373,702
Net Assets:
Class A	$107,875	$377,730	$123,310
Class C	9,492	6,898	10,882
Class I	65,275	583,636	112,611
Class R6	124,019	1,279,540	126,899
Total	$306,661	$2,247,804	$373,702
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	10,432	36,938	19,071
Class C	926	694	1,683
Class I	6,471	58,309	17,322
Class R6	12,297	127,836	19,525
Net Asset Value (a):
Class A — Redemption price per share	$10.34	$10.23	$6.47
Class C — Offering price per share (b)	10.25	9.94	6.47
Class I — Offering and redemption price per share	10.09	10.01	6.50
Class R6 — Offering and redemption price per share	10.09	10.01	6.50
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$10.74	$10.63	$6.72
Cost of investments in non-affiliates	$294,817	$2,175,794	$345,240
Cost of investments in affiliates	15,118	25,573	26,812

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Municipal Bond Funds	87

STATEMENTS OF ASSETS AND LIABILITIES
AS OF February 29, 2024 (continued)
(Amounts in thousands, except per share amounts)

	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
ASSETS:
Investments in non-affiliates, at value	$737,860	$712,788	$1,684,629
Investments in affiliates, at value	71,426	127,688	50,713
Cash	—	—	359
Deposits at broker for futures contracts	576	—	—
Receivables:
Investment securities sold	95	2,766	—
Investment securities sold — delayed delivery securities	190	90	—
Fund shares sold	302	584	1,702
Interest from non-affiliates	8,026	6,775	20,689
Dividends from affiliates	173	246	275
Variation margin on futures contracts	46	—	—
Due from adviser	—	—	20
Total Assets	818,694	850,937	1,758,387
LIABILITIES:
Payables:
Due to custodian	95	—	—
Investment securities purchased	—	7,579	5,684
Investment securities purchased — delayed delivery securities	2,379	9,688	10,472
Fund shares redeemed	596	279	723
Accrued liabilities:
Investment advisory fees	91	181	—
Administration fees	1	40	—
Distribution fees	18	54	34
Service fees	30	8	334
Custodian and accounting fees	19	21	30
Trustees’ and Chief Compliance Officer’s fees	— (a)	—	—
Other	67	69	608
Total Liabilities	3,296	17,919	17,885
Net Assets	$815,398	$833,018	$1,740,502

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Municipal Bond Funds	February 29, 2024

	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
NET ASSETS:
Paid-in-Capital	$878,707	$886,992	$1,786,830
Total distributable earnings (loss)	(63,309)	(53,974)	(46,328)
Total Net Assets	$815,398	$833,018	$1,740,502
Net Assets:
Class A	$86,007	$248,803	$166,704
Class C	2,020	7,752	—
Class I	357,230	225,434	1,573,798
Class R6	370,141	351,029	—
Total	$815,398	$833,018	$1,740,502
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	8,499	22,827	16,710
Class C	198	718	—
Class I	35,091	20,784	157,926
Class R6	36,373	32,374	—
Net Asset Value (a):
Class A — Redemption price per share	$10.12	$10.90	$9.98
Class C — Offering price per share (b)	10.22	10.80	—
Class I — Offering and redemption price per share	10.18	10.85	9.97
Class R6 — Offering and redemption price per share	10.18	10.84	—
Class A maximum sales charge	2.25%	3.75%	— %
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$10.35	$11.32	$—
Cost of investments in non-affiliates	$743,463	$703,520	$1,691,696
Cost of investments in affiliates	71,426	127,684	50,708

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Municipal Bond Funds	89

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED February 29, 2024
(Amounts in thousands)

	JPMorgan California Tax Free Bond Fund	JPMorgan National Municipal Income Fund	JPMorgan New York Tax Free Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$8,635	$116,226	$11,492
Interest income from affiliates	—	1	—
Dividend income from affiliates	305	2,882	424
Total investment income	8,940	119,109	11,916
EXPENSES:
Investment advisory fees	872	9,613	1,110
Administration fees	218	2,398	277
Distribution fees:
Class A	258	901	306
Class C	102	63	119
Service fees:
Class A	258	901	306
Class C	34	21	39
Class I	130	1,563	246
Custodian and accounting fees	55	426	56
Interest expense to affiliates	—	2	—
Professional fees	63	73	67
Trustees’ and Chief Compliance Officer’s fees	26	37	26
Printing and mailing costs	39	125	44
Registration and filing fees	62	160	59
Transfer agency fees (See Note 2.H.)	9	41	15
Other	17	58	15
Total expenses	2,143	16,382	2,685
Less fees waived	(717)	(4,902)	(872)
Less expense reimbursements	(64)	(2)	(79)
Net expenses	1,362	11,478	1,734
Net investment income (loss)	7,578	107,631	10,182
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Municipal Bond Funds	February 29, 2024

	JPMorgan California Tax Free Bond Fund	JPMorgan National Municipal Income Fund	JPMorgan New York Tax Free Bond Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(2,923)	$(106,751)	$(3,653)
Investments in affiliates	(2)	24	(1)
Futures contracts	—	(4,157)	—
Swaps	—	(16,735)	—
Net realized gain (loss)	(2,925)	(127,619)	(3,654)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	8,541	122,134	9,530
Investments in affiliates	— (a)	(14)	1
Futures contracts	—	135	—
Swaps	—	9,422	—
Change in net unrealized appreciation/depreciation	8,541	131,677	9,531
Net realized/unrealized gains (losses)	5,616	4,058	5,877
Change in net assets resulting from operations	$13,194	$111,689	$16,059

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Municipal Bond Funds	91

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED February 29, 2024 (continued)
(Amounts in thousands)

	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$24,483	$28,154	$53,019
Interest income from affiliates	1	— (a)	2
Dividend income from affiliates	1,404	1,671	4,116
Total investment income	25,888	29,825	57,137
EXPENSES:
Investment advisory fees	2,436	2,147	2,903
Administration fees	729	536	1,448
Distribution fees:
Class A	230	624	394
Class C	18	66	—
Service fees:
Class A	230	624	394
Class C	6	22	—
Class I	1,068	488	4,444
Custodian and accounting fees	128	130	180
Interest expense to affiliates	— (a)	— (a)	8
Professional fees	64	72	68
Trustees’ and Chief Compliance Officer’s fees	29	27	32
Printing and mailing costs	46	46	27
Registration and filing fees	101	115	27
Transfer agency fees (See Note 2.H.)	13	20	16
Other	20	18	30
Total expenses	5,118	4,935	9,971
Less fees waived	(2,523)	(1,275)	(4,967)
Less expense reimbursements	(2)	(1)	(2)
Net expenses	2,593	3,659	5,002
Net investment income (loss)	23,295	26,166	52,135

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Municipal Bond Funds	February 29, 2024

	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(35,792)	$(24,803)	$(20,605)
Investments in affiliates	9	— (a)	25
Futures contracts	(375)	13	(2,604)
Swaps	—	(3,081)	—
Net realized gain (loss)	(36,158)	(27,871)	(23,184)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	44,875	43,030	38,416
Investments in affiliates	(2)	1	(7)
Futures contracts	115	(5)	—
Swaps	—	1,331	—
Change in net unrealized appreciation/depreciation	44,988	44,357	38,409
Net realized/unrealized gains (losses)	8,830	16,486	15,225
Change in net assets resulting from operations	$32,125	$42,652	$67,360

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Municipal Bond Funds	93

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan California Tax Free Bond Fund		JPMorgan National Municipal Income Fund
	Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 29, 2024	Year Ended February 28, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$7,578	$6,652	$107,631	$112,177
Net realized gain (loss)	(2,925)	(11,089)	(127,619)	(66,187)
Distributions of capital gains received from investment company affiliates	—	— (a)	—	2
Change in net unrealized appreciation/depreciation	8,541	(8,133)	131,677	(257,214)
Change in net assets resulting from operations	13,194	(12,570)	111,689	(211,222)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(2,576)	(2,292)	(11,220)	(8,588)
Class C	(263)	(284)	(217)	(263)
Class I	(1,397)	(1,370)	(21,153)	(19,414)
Class R6	(3,344)	(2,704)	(75,367)	(86,669)
Total distributions to shareholders	(7,580)	(6,650)	(107,957)	(114,934)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	20,951	(87,038)	(1,312,157)	(632,503)
NET ASSETS:
Change in net assets	26,565	(106,258)	(1,308,425)	(958,659)
Beginning of period	280,096	386,354	3,556,229	4,514,888
End of period	$306,661	$280,096	$2,247,804	$3,556,229

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Municipal Bond Funds	February 29, 2024

	JPMorgan New York Tax Free Bond Fund		JPMorgan Short-Intermediate Municipal Bond Fund
	Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 29, 2024	Year Ended February 28, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$10,182	$7,694	$23,295	$22,068
Net realized gain (loss)	(3,654)	(4,967)	(36,158)	(10,763)
Distributions of capital gains received from investment company affiliates	—	1	—	6
Change in net unrealized appreciation/depreciation	9,531	(14,005)	44,988	(53,464)
Change in net assets resulting from operations	16,059	(11,277)	32,125	(42,153)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(3,275)	(2,647)	(1,850)	(1,279)
Class C	(331)	(338)	(36)	(24)
Class I	(2,743)	(1,858)	(10,364)	(10,185)
Class R6	(3,816)	(2,837)	(11,262)	(10,521)
Total distributions to shareholders	(10,165)	(7,680)	(23,512)	(22,009)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	6,358	6,925	(271,963)	(410,934)
NET ASSETS:
Change in net assets	12,252	(12,032)	(263,350)	(475,096)
Beginning of period	361,450	373,482	1,078,748	1,553,844
End of period	$373,702	$361,450	$815,398	$1,078,748
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Municipal Bond Funds	95

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Tax Free Bond Fund		JPMorgan Ultra-Short Municipal Fund
	Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 29, 2024	Year Ended February 28, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$26,166	$17,586	$52,135	$32,226
Net realized gain (loss)	(27,871)	(25,108)	(23,184)	(7,883)
Distributions of capital gains received from investment company affiliates	—	1	—	8
Change in net unrealized appreciation/depreciation	44,357	(53,658)	38,409	(24,980)
Change in net assets resulting from operations	42,652	(61,179)	67,360	(629)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(8,561)	(7,865)	(3,781)	(2,278)
Class C	(251)	(230)	—	—
Class I	(7,316)	(4,747)	(48,324)	(29,968)
Class R6	(10,016)	(4,630)	—	—
Total distributions to shareholders	(26,144)	(17,472)	(52,105)	(32,246)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	268,103	(42,894)	(611,514)	(1,687,065)
NET ASSETS:
Change in net assets	284,611	(121,545)	(596,259)	(1,719,940)
Beginning of period	548,407	669,952	2,336,761	4,056,701
End of period	$833,018	$548,407	$1,740,502	$2,336,761
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Municipal Bond Funds	February 29, 2024

	JPMorgan California Tax Free Bond Fund		JPMorgan National Municipal Income Fund
	Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 29, 2024	Year Ended February 28, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$24,877	$21,303	$108,309	$171,717
Distributions reinvested	2,527	2,252	11,128	8,492
Cost of shares redeemed	(25,536)	(49,568)	(95,322)	(146,657)
Change in net assets resulting from Class A capital transactions	1,868	(26,013)	24,115	33,552
Class C
Proceeds from shares issued	1,430	2,507	2,261	6,916
Distributions reinvested	263	281	216	261
Cost of shares redeemed	(9,292)	(9,030)	(5,918)	(10,262)
Change in net assets resulting from Class C capital transactions	(7,599)	(6,242)	(3,441)	(3,085)
Class I
Proceeds from shares issued	34,757	38,656	341,702	737,481
Distributions reinvested	1,389	1,364	20,728	18,738
Cost of shares redeemed	(19,848)	(68,766)	(463,553)	(682,129)
Change in net assets resulting from Class I capital transactions	16,298	(28,746)	(101,123)	74,090
Class R6
Proceeds from shares issued	51,051	68,051	329,218	632,437
Distributions reinvested	3,333	2,700	75,089	85,904
Cost of shares redeemed	(44,000)	(96,788)	(1,636,015)	(1,455,401)
Change in net assets resulting from Class R6 capital transactions	10,384	(26,037)	(1,231,708)	(737,060)
Total change in net assets resulting from capital transactions	$20,951	$(87,038)	$(1,312,157)	$(632,503)
SHARE TRANSACTIONS:
Class A
Issued	2,446	2,091	10,704	16,759
Reinvested	248	222	1,103	834
Redeemed	(2,520)	(4,874)	(9,441)	(14,310)
Change in Class A Shares	174	(2,561)	2,366	3,283
Class C
Issued	142	249	232	698
Reinvested	26	28	22	26
Redeemed	(934)	(893)	(607)	(1,035)
Change in Class C Shares	(766)	(616)	(353)	(311)
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Municipal Bond Funds	97

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan California Tax Free Bond Fund		JPMorgan National Municipal Income Fund
	Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 29, 2024	Year Ended February 28, 2023
SHARE TRANSACTIONS: (continued)
Class I
Issued	3,521	3,892	34,782	73,343
Reinvested	140	138	2,098	1,876
Redeemed	(2,006)	(6,937)	(46,963)	(68,094)
Change in Class I Shares	1,655	(2,907)	(10,083)	7,125
Class R6
Issued	5,148	6,864	33,251	62,866
Reinvested	336	273	7,609	8,601
Redeemed	(4,429)	(9,739)	(166,569)	(145,612)
Change in Class R6 Shares	1,055	(2,602)	(125,709)	(74,145)
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Municipal Bond Funds	February 29, 2024

	JPMorgan New York Tax Free Bond Fund		JPMorgan Short-Intermediate Municipal Bond Fund
	Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 29, 2024	Year Ended February 28, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$20,648	$22,952	$23,961	$58,420
Distributions reinvested	3,213	2,592	1,835	1,267
Cost of shares redeemed	(25,788)	(39,012)	(36,233)	(54,204)
Change in net assets resulting from Class A capital transactions	(1,927)	(13,468)	(10,437)	5,483
Class C
Proceeds from shares issued	1,183	1,605	390	736
Distributions reinvested	329	335	36	23
Cost of shares redeemed	(10,073)	(6,102)	(1,015)	(1,510)
Change in net assets resulting from Class C capital transactions	(8,561)	(4,162)	(589)	(751)
Class I
Proceeds from shares issued	44,947	68,065	152,299	393,609
Distributions reinvested	2,712	1,831	10,320	10,130
Cost of shares redeemed	(26,591)	(53,136)	(280,868)	(721,531)
Change in net assets resulting from Class I capital transactions	21,068	16,760	(118,249)	(317,792)
Class R6
Proceeds from shares issued	49,752	52,101	92,372	376,224
Distributions reinvested	3,813	2,834	11,093	10,335
Cost of shares redeemed	(57,787)	(47,140)	(246,153)	(484,433)
Change in net assets resulting from Class R6 capital transactions	(4,222)	7,795	(142,688)	(97,874)
Total change in net assets resulting from capital transactions	$6,358	$6,925	$(271,963)	$(410,934)
SHARE TRANSACTIONS:
Class A
Issued	3,266	3,613	2,380	5,811
Reinvested	504	406	183	126
Redeemed	(4,062)	(6,102)	(3,608)	(5,378)
Change in Class A Shares	(292)	(2,083)	(1,045)	559
Class C
Issued	186	252	39	73
Reinvested	52	52	3	2
Redeemed	(1,597)	(953)	(100)	(148)
Change in Class C Shares	(1,359)	(649)	(58)	(73)
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Municipal Bond Funds	99

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan New York Tax Free Bond Fund		JPMorgan Short-Intermediate Municipal Bond Fund
	Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 29, 2024	Year Ended February 28, 2023
SHARE TRANSACTIONS: (continued)
Class I
Issued	7,021	10,637	15,057	38,844
Reinvested	423	286	1,022	1,003
Redeemed	(4,162)	(8,267)	(27,822)	(71,310)
Change in Class I Shares	3,282	2,656	(11,743)	(31,463)
Class R6
Issued	7,776	8,102	9,158	37,238
Reinvested	595	442	1,099	1,023
Redeemed	(9,016)	(7,347)	(24,336)	(47,984)
Change in Class R6 Shares	(645)	1,197	(14,079)	(9,723)
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Municipal Bond Funds	February 29, 2024

	JPMorgan Tax Free Bond Fund		JPMorgan Ultra-Short Municipal Fund
	Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 29, 2024	Year Ended February 28, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$68,968	$74,500	$179,221	$254,635
Distributions reinvested	8,431	7,735	3,781	2,278
Cost of shares redeemed	(87,448)	(120,540)	(281,106)	(64,685)
Change in net assets resulting from Class A capital transactions	(10,049)	(38,305)	(98,104)	192,228
Class C
Proceeds from shares issued	3,912	1,482	—	—
Distributions reinvested	250	228	—	—
Cost of shares redeemed	(5,080)	(4,258)	—	—
Change in net assets resulting from Class C capital transactions	(918)	(2,548)	—	—
Class I
Proceeds from shares issued	181,059	87,677	512,407	1,054,856
Distributions reinvested	6,761	4,069	48,222	29,905
Cost of shares redeemed	(92,664)	(114,867)	(1,074,039)	(2,964,054)
Change in net assets resulting from Class I capital transactions	95,156	(23,121)	(513,410)	(1,879,293)
Class R6
Proceeds from shares issued	220,139	70,910	—	—
Distributions reinvested	10,015	4,626	—	—
Cost of shares redeemed	(46,240)	(54,456)	—	—
Change in net assets resulting from Class R6 capital transactions	183,914	21,080	—	—
Total change in net assets resulting from capital transactions	$268,103	$(42,894)	$(611,514)	$(1,687,065)
SHARE TRANSACTIONS:
Class A
Issued	6,431	6,784	18,021	25,616
Reinvested	790	712	380	230
Redeemed	(8,186)	(10,919)	(28,274)	(6,525)
Change in Class A Shares	(965)	(3,423)	(9,873)	19,321
Class C
Issued	372	137	—	—
Reinvested	23	21	—	—
Redeemed	(483)	(393)	—	—
Change in Class C Shares	(88)	(235)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Municipal Bond Funds	101

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Tax Free Bond Fund		JPMorgan Ultra-Short Municipal Fund
	Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 29, 2024	Year Ended February 28, 2023
SHARE TRANSACTIONS: (continued)
Class I
Issued	16,930	8,020	51,520	106,500
Reinvested	637	376	4,858	3,025
Redeemed	(8,824)	(10,661)	(108,073)	(299,231)
Change in Class I Shares	8,743	(2,265)	(51,695)	(189,706)
Class R6
Issued	20,996	6,619	—	—
Reinvested	946	429	—	—
Redeemed	(4,338)	(4,995)	—	—
Change in Class R6 Shares	17,604	2,053	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. Morgan Municipal Bond Funds	February 29, 2024

THIS PAGE IS INTENTIONALLY LEFT BLANK

103

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan California Tax Free Bond Fund
Class A
Year Ended February 29, 2024	$10.15	$0.26	$0.18	$0.44	$(0.25)	$10.34
Year Ended February 28, 2023	10.68	0.20	(0.53)	(0.33)	(0.20)	10.15
Year Ended February 28, 2022	11.06	0.16	(0.38)	(0.22)	(0.16)	10.68
Year Ended February 28, 2021	11.25	0.17	(0.19)	(0.02)	(0.17)	11.06
Year Ended February 29, 2020	10.71	0.23	0.54	0.77	(0.23)	11.25
Class C
Year Ended February 29, 2024	10.06	0.20	0.19	0.39	(0.20)	10.25
Year Ended February 28, 2023	10.59	0.15	(0.53)	(0.38)	(0.15)	10.06
Year Ended February 28, 2022	10.96	0.10	(0.37)	(0.27)	(0.10)	10.59
Year Ended February 28, 2021	11.15	0.12	(0.20)	(0.08)	(0.11)	10.96
Year Ended February 29, 2020	10.62	0.18	0.53	0.71	(0.18)	11.15
Class I
Year Ended February 29, 2024	9.90	0.26	0.19	0.45	(0.26)	10.09
Year Ended February 28, 2023	10.43	0.21	(0.53)	(0.32)	(0.21)	9.90
Year Ended February 28, 2022	10.80	0.17	(0.37)	(0.20)	(0.17)	10.43
Year Ended February 28, 2021	10.99	0.18	(0.19)	(0.01)	(0.18)	10.80
Year Ended February 29, 2020	10.47	0.24	0.52	0.76	(0.24)	10.99
Class R6
Year Ended February 29, 2024	9.90	0.27	0.19	0.46	(0.27)	10.09
Year Ended February 28, 2023	10.43	0.22	(0.53)	(0.31)	(0.22)	9.90
Year Ended February 28, 2022	10.80	0.18	(0.37)	(0.19)	(0.18)	10.43
Year Ended February 28, 2021	10.99	0.19	(0.19)	— (d)	(0.19)	10.80
Year Ended February 29, 2020	10.47	0.25	0.52	0.77	(0.25)	10.99

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. Morgan Municipal Bond Funds	February 29, 2024

Ratios/Supplemental data
		Ratios to average net assets
Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

4.45%	$107,875	0.55%	2.53%	0.97%	36%
(3.04)	104,073	0.58	2.00	0.96	25
(2.05)	136,939	0.60	1.43	0.94	11
(0.19)	154,108	0.59	1.54	0.93	6
7.29	126,253	0.60	2.13	0.96	8

3.95	9,492	1.05	2.00	1.48	36
(3.56)	17,015	1.08	1.49	1.46	25
(2.47)	24,442	1.10	0.93	1.43	11
(0.70)	33,234	1.09	1.07	1.43	6
6.72	52,168	1.10	1.66	1.47	8

4.67	65,275	0.45	2.65	0.72	36
(3.01)	47,695	0.49	2.06	0.70	25
(1.90)	80,566	0.50	1.53	0.68	11
(0.09)	100,163	0.49	1.62	0.68	6
7.37	60,122	0.50	2.26	0.71	8

4.77	124,019	0.35	2.74	0.47	36
(2.92)	111,313	0.38	2.19	0.45	25
(1.80)	144,407	0.40	1.63	0.43	11
0.01	137,357	0.39	1.74	0.43	6
7.48	127,070	0.40	2.35	0.46	8
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Municipal Bond Funds	105

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan National Municipal Income Fund
Class A
Year Ended February 29, 2024	$10.13	$0.31	$0.11	$0.42	$(0.32)	$—	$(0.32)
Year Ended February 28, 2023	10.91	0.27	(0.78)	(0.51)	(0.26)	(0.01)	(0.27)
Year Ended February 28, 2022	11.37	0.23	(0.37)	(0.14)	(0.23)	(0.09)	(0.32)
Year Ended February 28, 2021	11.52	0.22	(0.16)	0.06	(0.21)	—	(0.21)
Year Ended February 29, 2020	10.91	0.24	0.61	0.85	(0.24)	—	(0.24)
Class C
Year Ended February 29, 2024	9.86	0.25	0.09	0.34	(0.26)	—	(0.26)
Year Ended February 28, 2023	10.62	0.20	(0.75)	(0.55)	(0.20)	(0.01)	(0.21)
Year Ended February 28, 2022	11.07	0.17	(0.36)	(0.19)	(0.17)	(0.09)	(0.26)
Year Ended February 28, 2021	11.23	0.15	(0.16)	(0.01)	(0.15)	—	(0.15)
Year Ended February 29, 2020	10.63	0.18	0.60	0.78	(0.18)	—	(0.18)
Class I
Year Ended February 29, 2024	9.93	0.33	0.09	0.42	(0.34)	—	(0.34)
Year Ended February 28, 2023	10.69	0.29	(0.75)	(0.46)	(0.29)	(0.01)	(0.30)
Year Ended February 28, 2022	11.15	0.26	(0.37)	(0.11)	(0.26)	(0.09)	(0.35)
Year Ended February 28, 2021	11.31	0.24	(0.16)	0.08	(0.24)	—	(0.24)
Year Ended February 29, 2020	10.71	0.27	0.60	0.87	(0.27)	—	(0.27)
Class R6
Year Ended February 29, 2024	9.93	0.34	0.09	0.43	(0.35)	—	(0.35)
Year Ended February 28, 2023	10.69	0.29	(0.74)	(0.45)	(0.30)	(0.01)	(0.31)
Year Ended February 28, 2022	11.15	0.27	(0.37)	(0.10)	(0.27)	(0.09)	(0.36)
Year Ended February 28, 2021	11.31	0.25	(0.16)	0.09	(0.25)	—	(0.25)
Year Ended February 29, 2020	10.71	0.28	0.60	0.88	(0.28)	—	(0.28)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. Morgan Municipal Bond Funds	February 29, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$10.23	4.19%	$377,730	0.65%	3.09%	0.91%	24%
10.13	(4.66)	350,327	0.65	2.60	0.91	36
10.91	(1.29)	341,321	0.65	2.06	0.90	12
11.37	0.57	308,709	0.64	1.93	0.90	34
11.52	7.86	250,087	0.65	2.17	0.90	20

9.94	3.52	6,898	1.20	2.53	1.42	24
9.86	(5.12)	10,327	1.20	2.03	1.41	36
10.62	(1.77)	14,423	1.20	1.51	1.40	12
11.07	(0.07)	19,061	1.19	1.38	1.40	34
11.23	7.38	29,173	1.20	1.63	1.40	20

10.01	4.34	583,636	0.40	3.34	0.66	24
9.93	(4.32)	678,857	0.40	2.84	0.66	36
10.69	(1.06)	655,190	0.40	2.31	0.65	12
11.15	0.75	622,009	0.39	2.17	0.65	34
11.31	8.19	660,041	0.40	2.42	0.64	20

10.01	4.44	1,279,540	0.30	3.42	0.40	24
9.93	(4.23)	2,516,718	0.30	2.92	0.41	36
10.69	(0.96)	3,503,954	0.30	2.41	0.40	12
11.15	0.85	3,681,554	0.29	2.27	0.40	34
11.31	8.30	4,329,545	0.30	2.52	0.39	20
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Municipal Bond Funds	107

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan New York Tax Free Bond Fund
Class A
Year Ended February 29, 2024	$6.37	$0.17	$0.10	$0.27	$(0.17)	$6.47
Year Ended February 28, 2023	6.71	0.13	(0.34)	(0.21)	(0.13)	6.37
Year Ended February 28, 2022	6.93	0.11	(0.21)	(0.10)	(0.12)	6.71
Year Ended February 28, 2021	7.06	0.12	(0.13)	(0.01)	(0.12)	6.93
Year Ended February 29, 2020	6.71	0.14	0.35	0.49	(0.14)	7.06
Class C
Year Ended February 29, 2024	6.37	0.14	0.10	0.24	(0.14)	6.47
Year Ended February 28, 2023	6.71	0.10	(0.34)	(0.24)	(0.10)	6.37
Year Ended February 28, 2022	6.93	0.08	(0.22)	(0.14)	(0.08)	6.71
Year Ended February 28, 2021	7.05	0.09	(0.13)	(0.04)	(0.08)	6.93
Year Ended February 29, 2020	6.71	0.10	0.34	0.44	(0.10)	7.05
Class I
Year Ended February 29, 2024	6.40	0.18	0.10	0.28	(0.18)	6.50
Year Ended February 28, 2023	6.75	0.15	(0.35)	(0.20)	(0.15)	6.40
Year Ended February 28, 2022	6.96	0.13	(0.21)	(0.08)	(0.13)	6.75
Year Ended February 28, 2021	7.09	0.14	(0.13)	0.01	(0.14)	6.96
Year Ended February 29, 2020	6.75	0.15	0.34	0.49	(0.15)	7.09
Class R6
Year Ended February 29, 2024	6.40	0.18	0.10	0.28	(0.18)	6.50
Year Ended February 28, 2023	6.74	0.16	(0.35)	(0.19)	(0.15)	6.40
Year Ended February 28, 2022	6.96	0.14	(0.22)	(0.08)	(0.14)	6.74
Year Ended February 28, 2021	7.09	0.15	(0.14)	0.01	(0.14)	6.96
Year Ended February 29, 2020	6.75	0.16	0.34	0.50	(0.16)	7.09

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. Morgan Municipal Bond Funds	February 29, 2024

Ratios/Supplemental data
		Ratios to average net assets
Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

4.34%	$123,310	0.55%	2.68%	0.96%	37%
(3.04)	123,246	0.68	2.10	0.95	30
(1.55)	143,940	0.75	1.60	0.94	10
(0.13)	166,435	0.74	1.77	0.93	5
7.31	164,358	0.75	1.96	0.95	13

3.80	10,882	1.05	2.15	1.46	37
(3.53)	19,364	1.19	1.59	1.45	30
(2.05)	24,776	1.25	1.10	1.44	10
(0.51)	31,173	1.24	1.26	1.43	5
6.62	57,781	1.25	1.49	1.45	13

4.42	112,611	0.45	2.79	0.70	37
(2.97)	89,832	0.48	2.33	0.70	30
(1.16)	76,802	0.50	1.85	0.69	10
0.12	87,928	0.49	2.02	0.68	5
7.38	105,497	0.50	2.22	0.70	13

4.52	126,899	0.35	2.88	0.45	37
(2.73)	129,008	0.38	2.41	0.44	30
(1.20)	127,964	0.40	1.95	0.43	10
0.22	122,625	0.39	2.11	0.43	5
7.49	119,722	0.40	2.32	0.44	13
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Municipal Bond Funds	109

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Short-Intermediate Municipal Bond Fund
Class A
Year Ended February 29, 2024	$10.02	$0.20	$0.11	$0.31	$(0.21)	$10.12
Year Ended February 28, 2023	10.46	0.14	(0.44)	(0.30)	(0.14)	10.02
Year Ended February 28, 2022	10.78	0.11	(0.32)	(0.21)	(0.11)	10.46
Year Ended February 28, 2021	10.86	0.13	(0.08)	0.05	(0.13)	10.78
Year Ended February 29, 2020	10.49	0.16	0.37	0.53	(0.16)	10.86
Class C
Year Ended February 29, 2024	10.12	0.15	0.10	0.25	(0.15)	10.22
Year Ended February 28, 2023	10.56	0.09	(0.44)	(0.35)	(0.09)	10.12
Year Ended February 28, 2022	10.88	0.06	(0.32)	(0.26)	(0.06)	10.56
Year Ended February 28, 2021	10.96	0.08	(0.09)	(0.01)	(0.07)	10.88
Year Ended February 29, 2020	10.59	0.11	0.37	0.48	(0.11)	10.96
Class I
Year Ended February 29, 2024	10.08	0.24	0.11	0.35	(0.25)	10.18
Year Ended February 28, 2023	10.52	0.18	(0.43)	(0.25)	(0.19)	10.08
Year Ended February 28, 2022	10.84	0.16	(0.32)	(0.16)	(0.16)	10.52
Year Ended February 28, 2021	10.92	0.18	(0.09)	0.09	(0.17)	10.84
Year Ended February 29, 2020	10.55	0.21	0.37	0.58	(0.21)	10.92
Class R6
Year Ended February 29, 2024	10.08	0.25	0.11	0.36	(0.26)	10.18
Year Ended February 28, 2023	10.52	0.19	(0.44)	(0.25)	(0.19)	10.08
Year Ended February 28, 2022	10.83	0.16	(0.31)	(0.15)	(0.16)	10.52
Year Ended February 28, 2021	10.91	0.19	(0.09)	0.10	(0.18)	10.83
Year Ended February 29, 2020	10.54	0.21	0.38	0.59	(0.22)	10.91

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. Morgan Municipal Bond Funds	February 29, 2024

Ratios/Supplemental data
		Ratios to average net assets
Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

3.08%	$86,007	0.70%	1.98%	0.87%	44%
(2.86)	95,647	0.70	1.36	0.87	8
(1.96)	93,976	0.70	1.02	0.85	21
0.43	80,956	0.69	1.20	0.86	21
5.12	53,408	0.70	1.48	0.86	24

2.52	2,020	1.20	1.47	1.39	44
(3.34)	2,590	1.20	0.85	1.37	8
(2.45)	3,473	1.20	0.52	1.36	21
(0.09)	4,626	1.19	0.72	1.36	21
4.52	4,303	1.20	0.99	1.36	24

3.53	357,230	0.25	2.42	0.62	44
(2.41)	472,108	0.25	1.79	0.61	8
(1.51)	823,600	0.25	1.47	0.60	21
0.87	829,847	0.24	1.66	0.60	21
5.56	641,836	0.24	1.94	0.61	24

3.58	370,141	0.20	2.46	0.37	44
(2.36)	508,403	0.20	1.85	0.37	8
(1.37)	632,795	0.20	1.52	0.35	21
0.92	688,820	0.19	1.72	0.35	21
5.61	961,820	0.19	1.99	0.36	24
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Municipal Bond Funds	111

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Tax Free Bond Fund
Class A
Year Ended February 29, 2024	$10.70	$0.38	$0.19	$0.57	$(0.37)	$10.90
Year Ended February 28, 2023	12.15	0.33	(1.45)	(1.12)	(0.33)	10.70
Year Ended February 28, 2022	12.46	0.27	(0.31)	(0.04)	(0.27)	12.15
Year Ended February 28, 2021	12.66	0.28	(0.20)	0.08	(0.28)	12.46
Year Ended February 29, 2020	11.77	0.32	0.89	1.21	(0.32)	12.66
Class C
Year Ended February 29, 2024	10.60	0.31	0.20	0.51	(0.31)	10.80
Year Ended February 28, 2023	12.04	0.26	(1.44)	(1.18)	(0.26)	10.60
Year Ended February 28, 2022	12.35	0.19	(0.31)	(0.12)	(0.19)	12.04
Year Ended February 28, 2021	12.55	0.21	(0.21)	— (d)	(0.20)	12.35
Year Ended February 29, 2020	11.67	0.25	0.87	1.12	(0.24)	12.55
Class I
Year Ended February 29, 2024	10.65	0.40	0.19	0.59	(0.39)	10.85
Year Ended February 28, 2023	12.09	0.35	(1.44)	(1.09)	(0.35)	10.65
Year Ended February 28, 2022	12.41	0.29	(0.32)	(0.03)	(0.29)	12.09
Year Ended February 28, 2021	12.61	0.31	(0.21)	0.10	(0.30)	12.41
Year Ended February 29, 2020	11.72	0.34	0.89	1.23	(0.34)	12.61
Class R6
Year Ended February 29, 2024	10.64	0.40	0.20	0.60	(0.40)	10.84
Year Ended February 28, 2023	12.09	0.36	(1.45)	(1.09)	(0.36)	10.64
Year Ended February 28, 2022	12.41	0.30	(0.32)	(0.02)	(0.30)	12.09
Year Ended February 28, 2021	12.60	0.31	(0.19)	0.12	(0.31)	12.41
Year Ended February 29, 2020	11.72	0.35	0.88	1.23	(0.35)	12.60

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. Morgan Municipal Bond Funds	February 29, 2024

Ratios/Supplemental data
		Ratios to average net assets
Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

5.44%	$248,803	0.66%	3.50%	0.94%	55%
(9.24)	254,468	0.67	2.99	0.95	42
(0.40)	330,640	0.67	2.12	0.94	16
0.66	302,134	0.66	2.28	0.95	23
10.37	231,815	0.67	2.58	0.97	31

4.88	7,752	1.25	2.92	1.45	55
(9.78)	8,546	1.25	2.39	1.45	42
(0.99)	12,535	1.25	1.54	1.44	16
0.07	16,524	1.24	1.70	1.45	23
9.73	26,965	1.25	2.05	1.48	31

5.71	225,434	0.44	3.73	0.69	55
(9.00)	128,202	0.45	3.20	0.70	42
(0.27)	173,023	0.45	2.34	0.69	16
0.88	176,073	0.45	2.50	0.70	23
10.66	177,584	0.45	2.82	0.72	31

5.76	351,029	0.39	3.80	0.43	55
(9.04)	157,191	0.40	3.29	0.45	42
(0.22)	153,754	0.40	2.39	0.44	16
1.01	134,449	0.40	2.55	0.45	23
10.63	115,414	0.40	2.87	0.47	31
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Municipal Bond Funds	113

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Ultra-Short Municipal Fund
Class A
Year Ended February 29, 2024	$9.90	$0.25	$0.08	$0.33	$(0.25)	$9.98
Year Ended February 28, 2023	9.98	0.13	(0.11)	0.02	(0.10)	9.90
Year Ended February 28, 2022	10.07	0.01	(0.09)	(0.08)	(0.01)	9.98
Year Ended February 28, 2021	10.08	0.03	— (d)	0.03	(0.04)	10.07
Year Ended February 29, 2020	10.03	0.12	0.06	0.18	(0.13)	10.08
Class I
Year Ended February 29, 2024	9.89	0.27	0.09	0.36	(0.28)	9.97
Year Ended February 28, 2023	9.98	0.10	(0.07)	0.03	(0.12)	9.89
Year Ended February 28, 2022	10.06	0.03	(0.08)	(0.05)	(0.03)	9.98
Year Ended February 28, 2021	10.07	0.05	— (d)	0.05	(0.06)	10.06
Year Ended February 29, 2020	10.02	0.14	0.05	0.19	(0.14)	10.07

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. Morgan Municipal Bond Funds	February 29, 2024

Ratios/Supplemental data
		Ratios to average net assets
Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

3.41%	$166,704	0.44%	2.48%	0.75%	74%
0.18	263,135	0.44	1.27	0.76	16
(0.83)	72,506	0.45	0.06	0.75	33
0.30	143,944	0.44	0.35	0.75	71
1.76	106,625	0.45	1.23	0.76	48

3.66	1,573,798	0.24	2.72	0.50	74
0.27	2,073,626	0.24	1.04	0.51	16
(0.53)	3,984,195	0.25	0.26	0.50	33
0.51	6,666,678	0.24	0.53	0.50	71
1.96	4,050,886	0.25	1.43	0.50	48
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	J.P. Morgan Municipal Bond Funds	115

NOTES TO FINANCIAL STATEMENTS
AS OF February 29, 2024
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I”), JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (collectively, the “Trusts”) were formed on November 12, 2004 for JPM I and JPM II and November 11, 2015 for JPM IV, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 6 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan California Tax Free Bond Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan National Municipal Income Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan New York Tax Free Bond Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan Short-Intermediate Municipal Bond Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Tax Free Bond Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Ultra-Short Municipal Fund	Class A and Class I	JPM IV	Diversified
The investment objective of JPMorgan California Tax Free Bond Fund (“California Tax Free Bond Fund”) is to seek to provide high after-tax total return for California residents consistent with moderate risk of capital.
The investment objective of JPMorgan National Municipal Income Fund ("National Municipal Income Fund") is to seek to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Fund’s investment objective, “gross income” means gross income for federal tax purposes.
The investment objective of JPMorgan New York Tax Free Bond Fund (“New York Tax Free Bond Fund”) is to seek to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes. It also seeks to protect the value of your investment.
The investment objective of JPMorgan Short-Intermediate Municipal Bond Fund (“Short-Intermediate Bond Fund”), JPMorgan Tax Free Bond Fund (“Tax Free Bond Fund”) and JPMorgan Ultra-Short Municipal Fund (“Ultra-Short Municipal Fund”) is to seek as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.
Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.

116	J.P. Morgan Municipal Bond Funds	February 29, 2024

This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset value ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swap contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
California Tax Free Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$299,431	$—	$299,431
Short-Term Investments
Investment Companies	15,118	—	—	15,118
Total Investments in Securities	$15,118	$299,431	$—	$314,549

National Municipal Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$2,194,147	$—	$2,194,147
Short-Term Investments
Investment Companies	25,576	—	—	25,576
Total Investments in Securities	$25,576	$2,194,147	$—	$2,219,723
Appreciation in Other Financial Instruments
Futures Contracts	$154	$—	$—	$154

February 29, 2024	J.P. Morgan Municipal Bond Funds	117

NOTES TO FINANCIAL STATEMENTS
AS OF February 29, 2024 (continued)
(Dollar values in thousands)
New York Tax Free Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$350,799	$—	$350,799
Short-Term Investments
Investment Companies	26,813	—	—	26,813
Total Investments in Securities	$26,813	$350,799	$—	$377,612

Short-Intermediate Municipal Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$15	$—	$15
Municipal Bonds	—	737,845	—	737,845
Short-Term Investments
Investment Companies	71,426	—	—	71,426
Total Investments in Securities	$71,426	$737,860	$—	$809,286
Appreciation in Other Financial Instruments
Futures Contracts	$115	$—	$—	$115

Tax Free Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$712,788	$—	$712,788
Short-Term Investments
Investment Companies	127,688	—	—	127,688
Total Investments in Securities	$127,688	$712,788	$—	$840,476

Ultra-Short Municipal Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$1,684,629	$—	$1,684,629
Short-Term Investments
Investment Companies	50,713	—	—	50,713
Total Investments in Securities	$50,713	$1,684,629	$—	$1,735,342
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of February 29, 2024, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

118	J.P. Morgan Municipal Bond Funds	February 29, 2024

C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— The Funds purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
The Funds had when-issued securities, delayed delivery securities or forward commitments outstanding as of February 29, 2024, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at February 29, 2024 are detailed on the SOIs, if any.
D. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
The Funds did not lend out any securities during the year ended February 29, 2024.

February 29, 2024	J.P. Morgan Municipal Bond Funds	119

NOTES TO FINANCIAL STATEMENTS
AS OF February 29, 2024 (continued)
(Dollar values in thousands)
E. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
California Tax Free Bond Fund
For the year ended February 29, 2024
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 29, 2024	Shares at February 29, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.37% (a) (b)	$6,651	$148,349	$139,880	$(2)	$— (c)	$15,118	15,117	$305	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 29, 2024.
(c)	Amount rounds to less than one thousand.

National Municipal Income Fund
For the year ended February 29, 2024
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 29, 2024	Shares at February 29, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.37% (a) (b)	$134,839	$1,476,470	$1,585,743	$24	$(14)	$25,576	25,574	$2,882	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 29, 2024.

New York Tax Free Bond Fund
For the year ended February 29, 2024
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 29, 2024	Shares at February 29, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.37% (a) (b)	$11,948	$149,681	$134,816	$(1)	$1	$26,813	26,810	$424	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 29, 2024.

120	J.P. Morgan Municipal Bond Funds	February 29, 2024

Short-Intermediate Municipal Bond Fund
For the year ended February 29, 2024
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 29, 2024	Shares at February 29, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.37% (a) (b)	$70,373	$494,614	$493,568	$9	$(2)	$71,426	71,419	$1,404	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 29, 2024.

Tax Free Bond Fund
For the year ended February 29, 2024
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 29, 2024	Shares at February 29, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.37% (a) (b)	$13,912	$547,533	$433,758	$— (c)	$1	$127,688	127,676	$1,671	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 29, 2024.
(c)	Amount rounds to less than one thousand.

Ultra-Short Municipal Fund
For the year ended February 29, 2024
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 29, 2024	Shares at February 29, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.37% (a) (b)	$154,102	$2,071,192	$2,174,599	$25	$(7)	$50,713	50,708	$4,116	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 29, 2024.
F. Derivatives —National Municipal Income Fund, Short-Intermediate Municipal Bond Fund, Tax Free Bond Fund and Ultra-Short Municipal Fund used derivative instruments including futures contracts and swaps, in connection with their investment strategy. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Funds may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Funds to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds' risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.
The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds' ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds' net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s

February 29, 2024	J.P. Morgan Municipal Bond Funds	121

NOTES TO FINANCIAL STATEMENTS
AS OF February 29, 2024 (continued)
(Dollar values in thousands)
credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Funds.
Notes F(1) — F(2) below describe the various derivatives used by the Funds.
(1) Futures Contracts— National Municipal Income Fund, Short-Intermediate Municipal Bond Fund, Tax Free Bond Fund and Ultra-Short Municipal Fund used interest rate and treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to interest rate risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2) Swaps — National Municipal Income Fund and Tax Free Bond Fund engaged in various swap transactions, including total return basket swaps, to manage total return risks within its portfolio. The Funds also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, on the Statements of Assets and Liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Portfolio Investments, while cash deposited, which is considered restricted, is reported as Deposits at broker for centrally cleared swaps on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/depreciation on swaps on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Funds’ OTC swap contracts are subject to master netting arrangements.
Credit Default Swaps
National Municipal Income Fund and Tax Free Bond Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit

122	J.P. Morgan Municipal Bond Funds	February 29, 2024

market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.
(3) Summary of Derivatives Information—The following tables present the value of derivatives held as of February 29, 2024, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:
	National Municipal Income Fund	Short-Intermediate Municipal Bond Fund
Interest Rate Risk Exposure:
Unrealized Appreciation on Futures Contracts *	$154	$115
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	154	115

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
The following tables present the effect of derivatives on the Statements of Operations for the year ended February 29, 2024, by primary underlying risk exposure:
	National Municipal Income Fund	Short-Intermediate Municipal Bond Fund	Tax Free Bond Fund	Ultra-Short Municipal Fund
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Interest Rate Risk Exposure:
Futures Contracts	$(4,157)	$(375)	$13	$(2,604)
Credit Exposure Risk:
Swap Contracts	(16,735)	—	(3,081)	—
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Interest Rate Risk Exposure:
Futures Contracts	135	115	(5)	—
Credit Exposure Risk:
Swap Contracts	9,422	—	1,331	—

February 29, 2024	J.P. Morgan Municipal Bond Funds	123

NOTES TO FINANCIAL STATEMENTS
AS OF February 29, 2024 (continued)
(Dollar values in thousands)
Derivatives Volume
The table below discloses the volume of the Funds' futures contracts and swaps activity during the year ended February 29, 2024. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity:
	National Municipal Income Fund	Short-Intermediate Municipal Bond Fund	Tax Free Bond Fund	Ultra-Short Municipal Fund
Futures Contracts:
Average Notional Balance Long	$96,656	$3,194	$2,874	$41,563
Average Notional Balance Short	(11,058)	—	(4,989)	—
Ending Notional Balance Long	103,005	41,519	—	—
Credit Default Swaps:
Average Notional Balance - Buy Protection	110,565	—	18,108	—
G. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
H. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the year ended February 29, 2024 are as follows:
	Class A	Class C	Class I	Class R6	Total
California Tax Free Bond Fund
Transfer agency fees	$5	$1	$2	$1	$9
National Municipal Income Fund
Transfer agency fees	11	1	8	21	41
New York Tax Free Bond Fund
Transfer agency fees	10	1	3	1	15
Short-Intermediate Municipal Bond Fund
Transfer agency fees	3	— (a)	5	5	13
Tax Free Bond Fund
Transfer agency fees	13	1	4	2	20
Ultra-Short Municipal Fund
Transfer agency fees	3	n/a	13	n/a	16

(a)	Amount rounds to less than one thousand.

124	J.P. Morgan Municipal Bond Funds	February 29, 2024

I. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of February 29, 2024, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
J. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
National Municipal Income Fund	$—	$(139)	$139
New York Tax Free Bond Fund	—	(6)	6
Short-Intermediate Municipal Bond Fund	—	(96)	96
Tax Free Bond Fund	—	(41)	41
Ultra-Short Municipal Fund	(55)	(135)	190
The reclassification for the Funds relate primarily to tax adjustments on certain investments.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

California Tax Free Bond Fund	0.30%
National Municipal Income Fund	0.30
New York Tax Free Bond Fund	0.30
Short-Intermediate Municipal Bond Fund	0.25
Tax Free Bond Fund	0.30
Ultra-Short Municipal Fund	0.15
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the year ended February 29, 2024, the effective rate was 0.075% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

February 29, 2024	J.P. Morgan Municipal Bond Funds	125

NOTES TO FINANCIAL STATEMENTS
AS OF February 29, 2024 (continued)
(Dollar values in thousands)
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
Class A	Class C
0.25%	0.75%
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares, except for Ultra-Short Municipal Fund which has no sales charge, and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended February 29, 2024, JPMDS retained the following:
	Front-End Sales Charge	CDSC
California Tax Free Bond Fund	$2	$—
National Municipal Income Fund	20	—
New York Tax Free Bond Fund	3	— (a)
Short-Intermediate Municipal Bond Fund	4	—
Tax Free Bond Fund	9	—

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trusts, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I
California Tax Free Bond Fund	0.25%	0.25%	0.25%
National Municipal Income Fund	0.25	0.25	0.25
New York Tax Free Bond Fund	0.25	0.25	0.25
Short-Intermediate Municipal Bond Fund	0.25	0.25	0.25
Tax Free Bond Fund	0.25	0.25	0.25
Ultra-Short Municipal Fund	0.25	n/a	0.25
JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

126	J.P. Morgan Municipal Bond Funds	February 29, 2024

F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R6
California Tax Free Bond Fund	0.55%	1.05%	0.45%	0.35%
National Municipal Income Fund	0.65	1.20	0.40	0.30
New York Tax Free Bond Fund	0.55	1.05	0.45	0.35
Short-Intermediate Municipal Bond Fund	0.70	1.20	0.25	0.20
Tax Free Bond Fund	0.67	1.25	0.45	0.40
Ultra-Short Municipal Fund	0.45	n/a	0.25	n/a
The expense limitation agreements were in effect for the year ended February 29, 2024 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2024.
For the year ended February 29, 2024, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
California Tax Free Bond Fund	$202	$134	$371	$707	$63
National Municipal Income Fund	1,978	1,319	1,498	4,795	—
New York Tax Free Bond Fund	218	145	495	858	78
Short-Intermediate Municipal Bond Fund	968	645	857	2,470	—
Tax Free Bond Fund	139	93	992	1,224	—
Ultra-Short Municipal Fund	2,902	1,448	458	4,808	—
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/ or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the year ended February 29, 2024 were as follows:

California Tax Free Bond Fund	$10
National Municipal Income Fund	107
New York Tax Free Bond Fund	14
Short-Intermediate Municipal Bond Fund	53
Tax Free Bond Fund	51
Ultra-Short Municipal Fund	159
JPMIM voluntarily agreed to reimburse the Funds for the Trustee Fees paid to one of the interested Trustees. For the year ended February 29, 2024, the amount of these reimbursements were as follows:

California Tax Free Bond Fund	$1
National Municipal Income Fund	2
New York Tax Free Bond Fund	1
Short-Intermediate Municipal Bond Fund	2
Tax Free Bond Fund	1
Ultra-Short Municipal Fund	2

February 29, 2024	J.P. Morgan Municipal Bond Funds	127

NOTES TO FINANCIAL STATEMENTS
AS OF February 29, 2024 (continued)
(Dollar values in thousands)
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the year ended February 29, 2024, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the year ended February 29, 2024, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
California Tax Free Bond Fund	$124,551	$102,314
National Municipal Income Fund	715,299	1,901,672
New York Tax Free Bond Fund	131,514	129,908
Short-Intermediate Municipal Bond Fund	402,630	667,052
Tax Free Bond Fund	532,967	363,350
Ultra-Short Municipal Fund	1,288,385	1,820,268
During the year ended February 29, 2024, there were no purchases or sales of U.S. Government securities.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at February 29, 2024 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California Tax Free Bond Fund	$309,934	$5,680	$1,065	$4,615
National Municipal Income Fund	2,203,500	51,505	35,128	16,377
New York Tax Free Bond Fund	372,036	6,553	977	5,576
Short-Intermediate Municipal Bond Fund	815,227	4,583	10,409	(5,826)
Tax Free Bond Fund	831,054	20,360	10,938	9,422
Ultra-Short Municipal Fund	1,742,325	2,022	9,005	(6,983)
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to tax adjustments on certain investments and wash sale loss deferrals.

128	J.P. Morgan Municipal Bond Funds	February 29, 2024

The tax character of distributions paid during the year ended February 29, 2024 was as follows:
	Ordinary Income*	Tax Exempt Income	Total Distributions Paid
California Tax Free Bond Fund	$621	$6,959	$7,580
National Municipal Income Fund	1,351	106,606	107,957
New York Tax Free Bond Fund	36	10,129	10,165
Short-Intermediate Municipal Bond Fund	33	23,479	23,512
Tax Free Bond Fund	577	25,567	26,144
Ultra-Short Municipal Fund	157	51,948	52,105

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended February 28, 2023 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Tax Exempt Income	Total Distributions Paid
California Tax Free Bond Fund	$7	$—	$6,643	$6,650
National Municipal Income Fund	660	3,524	110,750	114,934
New York Tax Free Bond Fund	11	—	7,669	7,680
Short-Intermediate Municipal Bond Fund	44	—	21,965	22,009
Tax Free Bond Fund	131	—	17,341	17,472
Ultra-Short Municipal Fund	126	—	32,120	32,246

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
As of February 29, 2024, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Tax Exempt Income	Unrealized Appreciation (Depreciation)
California Tax Free Bond Fund	$(16,639)	$22	$4,615
National Municipal Income Fund	(162,820)	375	16,377
New York Tax Free Bond Fund	(9,991)	32	5,576
Short-Intermediate Municipal Bond Fund	(47,404)	69	(5,826)
Tax Free Bond Fund	(55,420)	56	9,422
Ultra-Short Municipal Fund	(33,985)	—	(6,983)
The cumulative timing differences primarily consist of post-October capital loss deferrals, tax adjustments on certain investments and wash sale loss deferrals.

February 29, 2024	J.P. Morgan Municipal Bond Funds	129

NOTES TO FINANCIAL STATEMENTS
AS OF February 29, 2024 (continued)
(Dollar values in thousands)
At February 29, 2024, the following Funds had net capital loss carryforwards which are available to offset future realized gains as follows:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
California Tax Free Bond Fund	$4,008	$12,631
National Municipal Income Fund	49,113	113,707
New York Tax Free Bond Fund	4,646	5,345
Short-Intermediate Municipal Bond Fund	16,382	31,022
Tax Free Bond Fund	20,278	35,142
Ultra-Short Municipal Fund	10,404	23,581
Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended February 29, 2024, the Funds deferred to March 1, 2024 the following net capital losses (gains) of:
	Net Capital Losses (Gains)
	Short-Term	Long-Term
California Tax Free Bond Fund	$4	$1,095
National Municipal Income Fund	4,911	22,425
New York Tax Free Bond Fund	1	1,300
Short-Intermediate Municipal Bond Fund	29	10,042
Tax Free Bond Fund	(753)	8,712
Ultra-Short Municipal Fund	30	5,280
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended February 29, 2024.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 29, 2024.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended February 29, 2024.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% (the "Applicable Margin"), plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate ("SOFR"). Effective August 8, 2023, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the year ended February 29, 2024.

130	J.P. Morgan Municipal Bond Funds	February 29, 2024

7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of February 29, 2024, the following Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
California Tax Free Bond Fund	1	63.3%	1	12.1%
National Municipal Income Fund	1	68.1	1	14.1
New York Tax Free Bond Fund	1	71.8	—	—
Short-Intermediate Municipal Bond Fund	1	74.3	—	—
Tax Free Bond Fund	1	56.3	1	17.7
Ultra-Short Municipal Fund	1	75.9	—	—
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
The Funds are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may increase interest rates or the timing, frequency, or magnitude of such increases. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Funds are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will fail to make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
The Funds invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. California Tax Free Bond Fund and New York Tax Free Bond Fund primarily invest in issuers in the states of California and New York, respectively. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Funds’ ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.
London Interbank Offered Rate ("LIBOR") was a leading floating rate benchmark used in loans, notes, derivatives and other instruments or investments. As a result of benchmark reforms, publication of most LIBOR settings has ceased. Some LIBOR settings continue to be published but only on a temporary, synthetic and non-representative basis. Regulated entities have generally ceased entering into new LIBOR contracts in connection with regulatory guidance or prohibitions. Public and private sector actors have worked to establish alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR which may affect the value, volatility, liquidity or return on certain of the Funds' loans, notes, derivatives and other instruments or investments comprising some or all of the Funds' investments and result in costs incurred in connection with changing reference rates used for positions, closing out positions and entering into new trades. Certain of the Funds' investments may have transitioned from LIBOR or will transition from LIBOR in the future. The transition from LIBOR to alternative reference rates may result in operational issues for the Funds or their investments. No assurances can be given as to the impact of the LIBOR transition (and the timing of any such impact) on the Funds and their investments.
The Funds are subject to infectious disease epidemics/pandemics risk. For example, the outbreak of COVID-19 negatively affected economies, markets and individual companies throughout the world, including those in which the Funds invest. The effects of any future pandemic or other global event to business and market conditions may have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to

February 29, 2024	J.P. Morgan Municipal Bond Funds	131

NOTES TO FINANCIAL STATEMENTS
AS OF February 29, 2024 (continued)
(Dollar values in thousands)
a pandemic or other global event that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

132	J.P. Morgan Municipal Bond Funds	February 29, 2024

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Boards of Trustees of JPMorgan Trust I, JPMorgan Trust II and JPMorgan Trust IV and Shareholders of JPMorgan California Tax Free Bond Fund, JPMorgan National Municipal Income Fund, JPMorgan New York Tax Free Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Tax Free Bond Fund and JPMorgan Ultra–Short Municipal Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan California Tax Free Bond Fund, JPMorgan National Municipal Income Fund and JPMorgan New York Tax Free Bond Fund (three of the funds constituting JPMorgan Trust I), JPMorgan Short-Intermediate Municipal Bond Fund and JPMorgan Tax Free Bond Fund (two of the funds constituting JPMorgan Trust II) and JPMorgan Ultra-Short Municipal Fund (one of the funds constituting JPMorgan Trust IV) (hereafter collectively referred to as the "Funds") as of February 29, 2024, the related statements of operations for the year ended February 29, 2024, the statements of changes in net assets for each of the two years in the period ended February 29, 2024, including the related notes, and the financial highlights for each of the five years in the period ended February 29, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 29, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 29, 2024 and each of the financial highlights for each of the five years in the period ended February 29, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 29, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
April 24, 2024
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

February 29, 2024	J.P. Morgan Municipal Bond Funds	133

TRUSTEES
(Unaudited)
The Funds' Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees
John F. Finn (1947); Chair since 2020; Trustee since 1998.	Chairman, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (serving in various roles 1974-present).	167	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-2023); Trustee, Columbus Association for the Performing Arts (1988-present).
Stephen P. Fisher (1959); Trustee since 2018.	Retired; Chairman and Chief Executive Officer, NYLIFE Distributors LLC (registered broker-dealer) (serving in various roles 2008-2013); Chairman, NYLIM Service Company LLC (transfer agent) (2008-2017); New York Life Investment Management LLC (registered investment adviser) (serving in various roles 2005-2017); Chairman, IndexIQ Advisors LLC (registered investment adviser for ETFs) (2014-2017); President, MainStay VP Funds Trust (2007-2017), MainStay DefinedTerm Municipal Opportunities Fund (2011-2017) and MainStay Funds Trust (2007-2017) (registered investment companies).	167	None
Gary L. French (1951); Trustee since 2014.	Real Estate Investor (2011-2020); Investment management industry Consultant and Expert Witness (2011-present); Senior Consultant for The Regulatory Fundamentals Group LLC (2011-2017).	167	Independent Trustee, The China Fund, Inc. (2013-2019); Exchange Traded Concepts Trust II (2012-2014); Exchange Traded Concepts Trust I (2011-2014).
Kathleen M. Gallagher (1958); Trustee since 2018.	Retired; Chief Investment Officer — Benefit Plans, Ford Motor Company (serving in various roles 1985-2016).	167
Non- Executive Director, Legal &
General Investment Management
(Holdings) (2018-present);
Non-Executive Director, Legal &
General Investment Management
America (U.S. Holdings) (financial
services and insurance) (2017-present);
Advisory Board Member, State Street
Global Advisors Total Portfolio
Solutions (2017-present); Member,
Client Advisory Council, Financial
Engines, LLC (registered investment
adviser) (2011-2016); Director, Ford
Pension Funds Investment
Management Ltd. (2007-2016).

Robert J. Grassi (1957); Trustee since 2014.	Sole Proprietor, Academy Hills Advisors LLC (2012-present); Pension Director, Corning Incorporated (2002-2012).	167	None

134	J.P. Morgan Municipal Bond Funds	February 29, 2024

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees (continued)
Frankie D. Hughes (1952); Trustee since 2008.	President, Ashland Hughes Properties (property management) (2014-present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	167	None
Raymond Kanner (1953); Trustee since 2017.	Retired; Managing Director and Chief Investment Officer, IBM Retirement Funds (2007-2016).	167
Advisory Board Member, Penso
Advisors, LLC (2020-present); Advisory
Board Member, Los Angeles Capital
(2018-present); Advisory Board
Member, State Street Global Advisors
Total Portfolio Solutions (2017-
present); Acting Executive Director,
Committee on Investment of Employee
Benefit Assets (CIEBA) (2016-2017);
Advisory Board Member, Betterment
for Business (robo advisor) (2016-
2017); Advisory Board Member,
BlueStar Indexes (index creator)
(2013-2017); Director, Emerging
Markets Growth Fund (registered
investment company) (1997-2016);
Member, Russell Index Client Advisory
Board (2001-2015).

Thomas P. Lemke (1954); Trustee since 2014.	Retired since 2013.	167
(1) Independent Trustee of Advisors’
Inner Circle III fund platform, consisting
of the following: (i) the Advisors’ Inner
Circle Fund III, (ii) the Gallery Trust, (iii)
the Schroder Series Trust, (iv) the
Delaware Wilshire Private Markets Fund
(since 2020), (v) Chiron Capital
Allocation Fund Ltd., and (vi) formerly
the Winton Diversified Opportunities
Fund (2014-2018); and (2) Independent
Trustee of the Symmetry Panoramic
Trust (since 2018).

Lawrence R. Maffia (1950); Trustee since 2014.	Retired; Director and President, ICI Mutual Insurance Company (2006-2013).	167	Director, ICI Mutual Insurance Company (1999-2013).
Mary E. Martinez (1960); Vice Chair since 2021; Trustee since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-present); Managing Director, Bank of America (asset management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	167	None
Marilyn McCoy (1948); Trustee since 1999.	Retired; Vice President of Administration and Planning, Northwestern University (1985-2023).	167	None

February 29, 2024	J.P. Morgan Municipal Bond Funds	135

TRUSTEES
(Unaudited) (continued)
Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees (continued)
Dr. Robert A. Oden, Jr. (1946); Trustee since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	167
Trustee, The Coldwater Conservation
Fund (2017-present); Trustee, American
Museum of Fly Fishing (2013-present);
Trustee and Vice Chair, Trout Unlimited
(2017-2021); Trustee, Dartmouth-
Hitchcock Medical Center (2011-2020).

Marian U. Pardo* (1946); Trustee since 2013.	Managing Director and Founder, Virtual Capital Management LLC (investment consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	167	Board Chair and Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).
Emily A. Youssouf (1951); Trustee since 2014.	Adjunct Professor (2011-present) and Clinical Professor (2009-2011), NYU Schack Institute of Real Estate; Board Member and Member of the Audit Committee (2013–present), Chair of Finance Committee (2019-present), Member of Related Parties Committee (2013-2018) and Member of the Enterprise Risk Committee (2015-2018), PennyMac Financial Services, Inc.; Board Member (2005-2018), Chair of Capital Committee (2006-2016), Chair of Audit Committee (2005-2018), Member of Finance Committee (2005-2018) and Chair of IT Committee (2016-2018), NYC Health and Hospitals Corporation.	167
Trustee, NYC School Construction
Authority (2009-present); Board
Member, NYS Job Development
Authority (2008-present); Trustee and
Chair of the Audit Committee of the
Transit Center Foundation (2015-2019).

Interested Trustees
Robert F. Deutsch** (1957); Trustee since 2014.	Retired; Head of ETF Business for JPMorgan Asset Management (2013-2017); Head of Global Liquidity Business for JPMorgan Asset Management (2003-2013).	167	Treasurer and Director of the JUST Capital Foundation (2017-present).
Nina O. Shenker** (1957); Trustee since 2022.	Vice Chair (2017-2021), General Counsel and Managing Director (2008-2016), Associate General Counsel and Managing Director (2004-2008), J.P. Morgan Asset & Wealth Management.	167	Director and Member of Legal and Human Resources Subcommittees, American Jewish Joint Distribution Committee (2018-present).

(1)
The year shown is the first year in which a Trustee became a member of any of the following: the JPMorgan Mutual Fund Board, the JPMorgan
ETF Board, the heritage J.P. Morgan Funds or the heritage One Group Mutual Funds. Trustees serve an indefinite term, until resignation, retirement, removal or death. The Board's current retirement policy sets retirement at the end of the calendar year in which the Trustee attains the age of 75, provided that any Board member who was a member of the JPMorgan Mutual Fund Board prior to January 1, 2022 and was born prior to January 1, 1950 shall retire from the Board at the end of the calendar year in which the Trustee attains the age of 78.

(2)
A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes eight registered investment companies (167 J.P. Morgan Funds).

*
In connection with prior employment with JPMorgan Chase, Ms. Pardo was the recipient of non-qualified pension plan payments from JPMorgan
Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully-funded qualified plan, which is not an obligation of JPMorgan Chase.

136	J.P. Morgan Municipal Bond Funds	February 29, 2024

**	Designation as an “Interested Trustee” is based on prior employment by the Adviser or an affiliate of the Adviser or interests in a control person of the Adviser.
The contact address for each of the Trustees is 277 Park Avenue, New York, NY 10172.

February 29, 2024	J.P. Morgan Municipal Bond Funds	137

OFFICERS
(Unaudited)

Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years
Brian S. Shlissel (1964), President and Principal Executive Officer (2016)	Managing Director and Chief Administrative Officer for J.P. Morgan pooled vehicles, J.P. Morgan Investment Management Inc. since 2014.
Timothy J. Clemens (1975), Treasurer and Principal Financial Officer (2018)	Managing Director, J.P. Morgan Investment Management Inc. Mr. Clemens has been with J.P. Morgan Investment Management Inc. since 2013.
Gregory S. Samuels (1980), Secretary (2019) (formerly Assistant Secretary 2010-2019)	Managing Director and Assistant General Counsel, JPMorgan Chase & Co. Mr. Samuels has been with JPMorgan Chase & Co. since 2010.
Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co. Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.
Kiesha Astwood-Smith (1973), Assistant Secretary (2021)
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since June 2021; Senior Director and
Counsel, Equitable Financial Life Insurance Company (formerly, AXA Equitable Life Insurance Company) from
September 2015 through June 2021.

Matthew Beck (1988), Assistant Secretary (2021)*
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since May 2021; Senior Legal Counsel,
Ultimus Fund Solutions from May 2018 through May 2021; General Counsel, The Nottingham Company from
April 2014 through May 2018.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*	Executive Director and Assistant General Counsel, JPMorgan Chase & Co. Ms. Davin has been with JPMorgan Chase & Co. (formerly Bank One Corporation) since 2004.
Jessica K. Ditullio (1962) Assistant Secretary (2005)*	Executive Director and Assistant General Counsel, JPMorgan Chase & Co. Ms. Ditullio has been with JPMorgan Chase & Co. (formerly Bank One Corporation) since 1990.
Anthony Geron (1971), Assistant Secretary (2018)
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since September 2018; Lead Director and Counsel, AXA Equitable Life Insurance Company from 2015 to 2018 and Senior Director and Counsel, AXA
Equitable Life Insurance Company from 2014 to 2015.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Executive Director and Assistant General Counsel, JPMorgan Chase & Co. Mr. Lekstutis has been with JPMorgan Chase & Co. since 2011.
Max Vogel (1990), Assistant Secretary (2021)	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since June 2021; Associate, Proskauer Rose LLP (law firm) from March 2017 to June 2021.
Zachary E. Vonnegut-Gabovitch (1986), Assistant Secretary (2017)	Executive Director and Assistant General Counsel, JPMorgan Chase & Co. Mr. Vonnegut-Gabovitch has been with JPMorgan Chase & Co. since September 2016.
Frederick J. Cavaliere (1978), Assistant Treasurer (2023)**	Executive Director, J.P. Morgan Investment Management Inc. Mr. Cavaliere has been with JPMorgan Chase & Co. since May 2006.
Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, J.P. Morgan Investment Management Inc. Mr. D’Ambrosio has been with J.P. Morgan Investment Management Inc. since 2012.
Aleksandr Fleytekh (1972), Assistant Treasurer (2019)	Executive Director, J.P. Morgan Investment Management Inc. Mr. Fleytekh has been with J.P. Morgan Investment Management Inc. since February 2012.
Shannon Gaines (1977), Assistant Treasurer (2018)*	Executive Director, J.P. Morgan Investment Management Inc. Mr. Gaines has been with J.P. Morgan Investment Management Inc. since January 2014.
Jeffrey D. House (1972), Assistant Treasurer (2017)*	Vice President, J.P. Morgan Investment Management Inc. Mr. House has been with J.P. Morgan Investment Management Inc. since July 2006.
Michael Mannarino (1985), Assistant Treasurer (2020)	Vice President, J.P. Morgan Investment Management Inc. Mr. Mannarino has been with J.P. Morgan Investment Management Inc. since 2014.
Joseph Parascondola (1963), Assistant Treasurer (2011)**	Executive Director, J.P. Morgan Investment Management Inc. Mr. Parascondola has been with J.P. Morgan Investment Management Inc. since 2006.

138	J.P. Morgan Municipal Bond Funds	February 29, 2024

Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years
Gillian I. Sands (1969), Assistant Treasurer (2012)	Executive Director, J.P. Morgan Investment Management Inc. Ms. Sands has been with J.P. Morgan Investment Management Inc. since September 2012.

The contact address for each of the officers, unless otherwise noted, is 277 Park Avenue, New York, NY 10172.
*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.
**	The contact address for the officer is 575 Washington Boulevard, Jersey City, NJ 07310.

February 29, 2024	J.P. Morgan Municipal Bond Funds	139

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)
Hypothetical $1,000 Investment
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds (not including expenses of the Underlying Funds) and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2023, and continued to hold your shares at the end of the reporting period, February 29, 2024.
Actual Expenses
For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees, and expenses of the Underlying Funds. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan California Tax Free Bond Fund
Class A
Actual	$1,000.00	$1,037.10	$2.79	0.55%
Hypothetical	1,000.00	1,022.13	2.77	0.55
Class C
Actual	1,000.00	1,034.70	5.31	1.05
Hypothetical	1,000.00	1,019.64	5.27	1.05
Class I
Actual	1,000.00	1,038.60	2.28	0.45
Hypothetical	1,000.00	1,022.63	2.26	0.45
Class R6
Actual	1,000.00	1,039.10	1.77	0.35
Hypothetical	1,000.00	1,023.12	1.76	0.35
JPMorgan National Municipal Income Fund
Class A
Actual	1,000.00	1,037.10	3.29	0.65
Hypothetical	1,000.00	1,021.63	3.27	0.65
Class C
Actual	1,000.00	1,034.20	6.07	1.20
Hypothetical	1,000.00	1,018.90	6.02	1.20
Class I
Actual	1,000.00	1,038.20	2.03	0.40
Hypothetical	1,000.00	1,022.87	2.01	0.40
Class R6
Actual	1,000.00	1,038.70	1.52	0.30
Hypothetical	1,000.00	1,023.37	1.51	0.30

140	J.P. Morgan Municipal Bond Funds	February 29, 2024

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan New York Tax Free Bond Fund
Class A
Actual	$1,000.00	$1,035.00	$2.78	0.55%
Hypothetical	1,000.00	1,022.13	2.77	0.55
Class C
Actual	1,000.00	1,032.20	5.31	1.05
Hypothetical	1,000.00	1,019.64	5.27	1.05
Class I
Actual	1,000.00	1,035.30	2.28	0.45
Hypothetical	1,000.00	1,022.63	2.26	0.45
Class R6
Actual	1,000.00	1,035.80	1.77	0.35
Hypothetical	1,000.00	1,023.12	1.76	0.35
JPMorgan Short-Intermediate Municipal Bond Fund
Class A
Actual	1,000.00	1,022.70	3.52	0.70
Hypothetical	1,000.00	1,021.38	3.52	0.70
Class C
Actual	1,000.00	1,019.80	6.03	1.20
Hypothetical	1,000.00	1,018.90	6.02	1.20
Class I
Actual	1,000.00	1,024.90	1.26	0.25
Hypothetical	1,000.00	1,023.62	1.26	0.25
Class R6
Actual	1,000.00	1,026.10	1.01	0.20
Hypothetical	1,000.00	1,023.87	1.01	0.20
JPMorgan Tax Free Bond Fund
Class A
Actual	1,000.00	1,045.80	3.36	0.66
Hypothetical	1,000.00	1,021.58	3.32	0.66
Class C
Actual	1,000.00	1,043.20	6.30	1.24
Hypothetical	1,000.00	1,018.70	6.22	1.24
Class I
Actual	1,000.00	1,047.20	2.24	0.44
Hypothetical	1,000.00	1,022.68	2.21	0.44
Class R6
Actual	1,000.00	1,047.50	1.99	0.39
Hypothetical	1,000.00	1,022.92	1.96	0.39
JPMorgan Ultra-Short Municipal Fund
Class A
Actual	1,000.00	1,019.50	2.21	0.44
Hypothetical	1,000.00	1,022.68	2.21	0.44
Class I
Actual	1,000.00	1,020.50	1.21	0.24
Hypothetical	1,000.00	1,023.67	1.21	0.24

*	Expenses are equal to each Class’ respective annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

February 29, 2024	J.P. Morgan Municipal Bond Funds	141

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
Each of the Funds covered in this report has adopted the J.P. Morgan Funds and J.P. Morgan Exchange-Traded Funds Amended and Restated Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program seeks to assess, manage and review each Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. Pursuant to an exemptive order (the “Exemptive Order”) from the Securities and Exchange Commission, the Program permits the Funds to use liquidity definitions and classification methodologies that differ from the requirements under the Liquidity Rule in some respects. Among other things, the Liquidity Rule requires that a written report be provided to the Board of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquid Investment Minimum (“HLIM”), where applicable, and any material changes to the Program.1
The Board has appointed J.P. Morgan Asset Management’s Liquidity Risk Forum to be the program administrator for the Program (the “Program Administrator”). In addition to regular reporting at each of its quarterly meetings, on February 7, 2024, the Board reviewed the Program Administrator’s annual written report (the “Report”) concerning the operation of the Program for the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a Fund’s HLIM. There were no material changes to the Program during the Program Reporting Period.
The Report summarized the operation of the Program and the information and factors considered by the Program Adminis trator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review each Fund’s Liquidity Risk and the results of this assessment; (2) the methodology and inputs for classifying the investments of a Fund into one of the required liquidity categories that reflect an estimate of the liquidity of those investments under current market conditions; (3) whether a Fund invested primarily in “Highly Liquid Investments” (as defined or modified under the Program), as well as whether an HLIM should be established for a Fund (and, for Funds that have adopted an HLIM, whether the HLIM continues to be appropriate or whether a Fund has invested below its HLIM) and the procedures for monitoring for any HLIM; (4) whether a Fund invested more than 15% of its assets in “Illiquid Investments” (as defined or modified under the Program) and the procedures for monitoring for this limit; and (5) specific liquidity events arising during the Program Reporting Period. The Report further summarized the conditions of the Exemptive Order and whether all applicable Funds were in compliance with the terms of the Exemptive Order.
Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to each Fund during the Program Reporting Period.
1 Effective July 24, 2024, the J.P. Morgan Funds will implement the Tailored Shareholder Reports for Mutual Funds and Exchanged-Traded Funds Rule. This rule rescinds the currently-required statement regarding the operation and effectiveness of a fund’s Liquidity Risk Management Program from the shareholder report.

142	J.P. Morgan Municipal Bond Funds	February 29, 2024

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended February 29, 2024. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2024. The information necessary to complete your income tax returns for the calendar year ending December 31, 2024 will be provided under separate cover.
Tax Exempt Income
Each Fund listed below had the following amount, or maximum allowable amount, of dividends paid from investment income that are exempt from federal income tax for the fiscal year ended February 29, 2024:
Exempt Distributions Paid
JPMorgan California Tax Free Bond Fund	$6,959
JPMorgan National Municipal Income Fund	106,606
JPMorgan New York Tax Free Bond Fund	10,129
JPMorgan Short-Intermediate Municipal Bond Fund	23,479
JPMorgan Tax Free Bond Fund	25,567
JPMorgan Ultra-Short Municipal Fund	51,948

February 29, 2024	J.P. Morgan Municipal Bond Funds	143

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
○Social Security number and account balances
○transaction history and account transactions
○checking account information and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’
personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don't share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions? Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.

How does J.P. Morgan Funds collect my personal information?	We collect your personal information, for example, when you:
○open an account or provide contact information
○give us your account information or pay us by check
○make a wire transfer
We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?	Federal law gives you the right to limit only:
○sharing for affiliates’ everyday business purposes – information about your creditworthiness
○affiliates from using your information to market to you
○sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
○J.P. Morgan Funds does not share with our affiliates.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
○J.P. Morgan Funds does not share with nonaffiliates so they can market to you.

Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
○J.P. Morgan Funds doesn’t jointly market.

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds' Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
Effective January 24, 2023, the SEC adopted rule and form amendments that will result in changes to the design and delivery of shareholder reports of mutual funds and ETFs, requiring them to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.
A description of each Fund's policies and procedures with respect to the disclosure of each Fund's holdings is available in the prospectuses and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds' website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds' voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds' website at www.jpmorganfunds.com no later than August 31 of each year. The Funds' proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2024. All rights reserved. February 2024.
AN-MUNIBOND-224

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The Audit committee financial experts are Gary L. French, Kathleen M. Gallagher, Raymond Kanner and Lawrence R. Maffia, each of whom is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for the purposes of the audit committee financial expert determination.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2024 – $123,181

2023 – $156,343

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES

2024 – $17,178

2023 – $30,334

Audit-related fees consists of security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2024 – $29,167

2023 – $40,723

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended February 29, 2024 and 2023, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2024 – Not applicable

2023 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the “Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2024 – 0.0%

2023 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable—Less than 50%.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2023 – $35.0 million

2022 – $31.7 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

Not applicable.

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1)

That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

(2)	The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

(3)	Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant;

(4)	The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant; and

(5)	Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust IV

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 6, 2024

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
May 6, 2024